	As filed with the Securities and Exchange	Registration No. 333-01107*
	Commission on April 15, 2009	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 55 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2009 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity
Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements:
033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and 033-75956); 033-75982 (which had included a combined prospectus for earlier Registration Statements: 033-75968, 033-75966, 033-75990, and the
individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-
91846 (which had included a combined prospectus for earlier Registration Statement: 033-75976).

                                                                      PART A

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2009 Supplement to May 1, 2009 Contract Prospectus or
Contract Prospectus Summary

Maine Association of Nonprofits (the “Association”)

Under a signed agreement, the Association endorses the Company’s variable annuity for sale to
Association members. The Company has agreed to compensate the Association on an annual basis, the greater of (a) $5,000, or (b) $1.50 per individual who enrolls in an Association members’ retirement plan that is funded by the Company’s variable annuity, but the actual payment may be less. This compensation is in exchange for the Association’s active and continuous support of the Company in the Company’s efforts to develop and administer retirement programs for the Association's members. (See “Other Topics – Third Party
Compensation Arrangements” in the Contract Prospectus or the Contract Prospectus Summary.)

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING
Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other
Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

XCS.01107-09ME	May 2009

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2009 Supplement to the May 1, 2009 Contract Prospectus
or Contract Prospectus Summary

Oregon University System

We have issued group contracts to Oregon University System (“OUS”) as funding vehicles for its 403(b)
and 401(a) plans. We do not serve as record keeper for participant accounts under these contracts; rather, we have issued them as unallocated contracts. OUS has designated Fidelity Investments Institutional
Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by OUS, we pay Fidelity up to
16 bps of the average amount invested in the ING Life Insurance and Annuity Company contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the contract prospectus or contract prospectus summary:

1.	Participant transfers will not be monitored by ING Life Insurance and Annuity Company under its excessive trading policy. Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials.

2.	All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to ING Life Insurance and Annuity Company will be considered not in good order.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

	XCS.01107-09OUS	May 2009

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2009 Supplement to May 1, 2009 Contract Prospectus or Contract
Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the
St. John’s Regional Health Center tax-deferred annuity plan. (See “Fees – Early Withdrawal
Charge” in the Contract Prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

XCS.01107-09SJ	May 2009

ING Life Insurance and Annuity Company
and its Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement dated May 1, 2009 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus, Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.	Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective after the close of business on July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Century Large Company Value Portfolio	ING T. Rowe Price Equity Income Portfolio
ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio
ING Neuberger Berman Partners Portfolio
ING Oppenheimer Main Street Portfolio®	ING RussellTM Large Cap Index Portfolio
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Accordingly, effective after the close of business on July 17, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  All existing account balances invested in the ING American Century Large Company Value Portfolio (S Class) will
  automatically become investments in the ING T. Rowe Price Equity Income Portfolio   (Class S).

  Class S of the ING RussellTM Large Cap Value Index Portfolio will automatically be added to your contract and all existing
  account balances invested in the ING JPMorgan Value Opportunities Portfolio (Class S) will   automatically become investments
  in the ING Russell  TM Large Cap Value Index Portfolio (Class S).

  All existing account balances invested in the ING Neuberger Berman Partners Portfolio (S Class) and all existing account balances invested in the ING Oppenheimer Main Street Portfolio  ® (Class S) will automatically become investments in the
  ING Russell  TM Large Cap Index Portfolio (Class I).

  Class I of the ING RussellTM Large Cap Growth Index Portfolio will automatically be added to your contract and all existing
  account balances invested in the ING Van Kampen Capital Growth Portfolio (Class I) will   automatically become investments
  in the ING Russell  TM Large Cap Growth Index Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on July 17, 2009 all references to the
Disappearing Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

Effective after the close of business on August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Opportunistic LargeCap Growth Portfolio	ING Opportunistic LargeCap Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

X.01107-09	1 of 2	May 2009

Accordingly, effective after the close of business on August 7, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  Class S of the ING RussellTM Mid Cap Growth Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING AllianceBernstein Mid Cap Growth Portfolio (Class S) will automatically become investments in the ING Russell  TM Mid Cap Growth Index Portfolio (Class S).

  All existing account balances invested in the ING Growth and Income Portfolio II (Class S) will automatically become investments in the ING Growth and Income Portfolio (Class I).

  All existing account balances invested in the ING Opportunistic LargeCap Growth Portfolio (Class I) will automatically become investments in the ING Opportunistic LargeCap Portfolio (Class I).

  All existing account balances invested in the ING Index Plus International Equity Portfolio (Class I) will automatically become investments in the ING International Index Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on August 7, 2009 all references to the
Disappearing Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your
Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above.

2.

Effective after the close of business on July 17, 2009 or August 7, 2009, as applicable, the following information regarding the new funds made available in July and August as noted above is added to Appendix V – Description of Underlying Funds.

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Large Cap Value		fees and expenses) that correspond
Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Top 200® Value Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Large Cap		fees and expenses) that correspond
Growth Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Top 200® Growth Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Mid Cap Growth		fees and expenses) that correspond
Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Midcap® Growth Index.

3.

The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company

X.01107-09	2 of 2	May 2009

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
Multiple Sponsored Retirement Options
CONTRACT PROSPECTUS – MAY 1, 2009

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents page 3

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.

Fixed Interest Options.

> Guaranteed Accumulation Account	> Fixed Plus Account	> Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the May 1, 2009 Statement of Additional Information (SAI)
without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under the “Contract Overview - Questions: Contacting the Company”
section of the prospectus. You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-158492. The SAI
table of contents is listed on page 54 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.01107-09

CONTRACT PROSPECTUS – MAY 1, 2009 (CONTINUED)

Variable Investment Options (The Funds)*
AIM Mid Cap Core Equity Fund (Class A)(1)(2)	ING Index Plus LargeCap Portfolio (Class I)(3)	ING Strategic Allocation Moderate Portfolio
AIM V.I. Capital Appreciation Fund (Series I)	ING Index Plus MidCap Portfolio (Class I)(3)	(Class I)(3)(5)
AIM V.I. Core Equity Fund (Series I)	ING Index Plus SmallCap Portfolio (Class I)(3)	ING T. Rowe Price Capital Appreciation
Alger Green Fund (Class A)(1)(2)	ING Intermediate Bond Portfolio (Class I)(3)	Portfolio (Class S)
Allianz NFJ Large-Cap Value Fund	ING International Index Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth
(Institutional Class)(1)(*)	ING International Value Portfolio (Class I)(3)	Portfolio (I Class)
Amana Growth Fund(1)	ING Janus Contrarian Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio
Amana Income Fund(1)	ING JPMorgan Emerging Markets Equity	(Class S)
American Century® Income & Growth Fund	Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio
(A Class)(1)(*)	ING JPMorgan Mid Cap Value Portfolio	(I Class)
American Century® Inflation-Adjusted Bond	(S Class)	ING Templeton Foreign Equity Portfolio
Fund (Investor Class)(1)(2)	ING JPMorgan Small Cap Core Equity Portfolio	(I Class)
Artisan International Fund (Investor Shares)(1)	(Class S)	ING Templeton Global Growth Portfolio
BlackRock Mid Cap Value Opportunities Fund	ING JPMorgan Value Opportunities Portfolio	(Class S)
(Class A)(1)(2)	(Class S)	ING Thornburg Value Portfolio (I Class)
Calvert Social Balanced Portfolio	ING Legg Mason Partners Aggressive Growth	ING UBS U.S. Large Cap Equity Portfolio
ColumbiaSM Acorn® Fund (Class Z)(1)(*)	Portfolio (I Class)	(I Class)
Columbia Mid Cap Value Fund (Class A)(1)	ING Lord Abbett Affiliated Portfolio (Class I)	ING U.S. Bond Index Portfolio (Class I)(3)
Columbia Mid Cap Value Fund (Class Z)(1)(*)	ING Marsico Growth Portfolio (Class I)	ING Van Kampen Capital Growth Portfolio
EuroPacific Growth Fund® (Class R-4)(1)	ING Marsico International Opportunities	(Class I)
Evergreen Special Values Fund (Class A)(1)(*)	Portfolio (Class S)	ING Van Kampen Comstock Portfolio (S Class)
Fidelity® VIP Contrafund® Portfolio	ING MFS Total Return Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio
(Initial Class)	ING MFS Utilities Portfolio (Class S)	(I Class)
Fidelity® VIP Equity-Income Portfolio	ING MidCap Opportunities Portfolio (Class I)(3)	ING Van Kampen Growth and Income Portfolio
(Initial Class)	ING Money Market Portfolio (Class I)(3)	(Class S)
Fidelity® VIP Growth Portfolio (Initial Class)	ING Neuberger Berman Partners Portfolio	ING Wells Fargo Small Cap Disciplined
Fidelity® VIP Mid Cap Portfolio (Initial Class)(*)	(S Class)	Portfolio (Class S)
Fidelity® VIP Overseas Portfolio (Initial	ING Oppenheimer Global Portfolio (I Class)	Lazard U.S. Mid Cap Equity Portfolio (Open
Class)(*)	ING Oppenheimer Main Street Portfolio®	Shares)(1)
Franklin Small Cap Value Securities Fund	(Class S)	LKCM Aquinas Growth Fund(1)(*)
(Class 2)	ING Oppenheimer Strategic Income Portfolio	Loomis Sayles Small Cap Value Fund (Retail
Fundamental InvestorsSM (Class R-4)(1)	(I Class)	Class)(1)
ING AllianceBernstein Mid Cap Growth	ING Opportunistic LargeCap Growth Portfolio	Lord Abbett Series Fund - Mid-Cap Value
Portfolio (Class S)	(Class I)	Portfolio (Class VC)
ING American Century Large Company Value	ING Opportunistic LargeCap Portfolio (Class I)(3)	Morgan Stanley U.S. Small Cap Value Portfolio
Portfolio (S Class)	ING PIMCO High Yield Portfolio (Class S)	(Class I)(1)(*)
ING American Century Small-Mid Cap Value	ING PIMCO Total Return Portfolio (S Class)	Neuberger Berman Socially Responsive Fund®
Portfolio (S Class)	ING Pioneer Equity Income Portfolio (Class I)	(Trust Class)(1)
ING Artio Foreign Portfolio (Class S)(3)	ING Pioneer Fund Portfolio (Class I)	New Perspective Fund® (Class R-4)(1)
ING Balanced Portfolio, Inc. (Class I)(3)	ING Pioneer High Yield Portfolio (I Class)	OpCap Mid Cap Portfolio
ING Baron Asset Portfolio (S Class)	ING Pioneer Mid Cap Value Portfolio (Class I)	Oppenheimer Developing Markets Fund
ING Baron Small Cap Growth Portfolio	ING RussellTM Large Cap Index Portfolio	(Class A)(1)
(S Class)	(Class I)	Oppenheimer Main Street Small Cap Fund® /VA
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Mid Cap Index Portfolio	Pax World Balanced Fund (Individual Investor
(Class I)	(Class I)	Class)(1)
ING BlackRock Science and Technology	ING RussellTM Small Cap Index Portfolio	PIMCO VIT Real Return Portfolio
Opportunities Portfolio (Class I)(3)	(Class I)	(Administrative Class)
ING Clarion Global Real Estate Portfolio	ING Small Company Portfolio (Class I)(3)	Pioneer Emerging Markets VCT Portfolio
(Class I)(3)	ING SmallCap Opportunities Portfolio (Class I)(3)	(Class I)
ING Clarion Real Estate Portfolio (Class S)(3)	ING Solution Growth and Income Portfolio	Pioneer High Yield VCT Portfolio (Class I)
ING Columbia Small Cap Value Portfolio	(S Class)(5)	RiverSource Diversified Equity Income Fund
(S Class)(3)	ING Solution Growth Portfolio (S Class)(5)	(Class R4)(1)
ING Davis New York Venture Portfolio	ING Solution Income Portfolio (S Class)(5)	SMALLCAP World Fund® (Class R-4)(1)
(S Class)	ING Solution 2015 Portfolio (S Class)(5)	Templeton Global Bond Fund (Class A)(1)
ING Evergreen Health Sciences Portfolio	ING Solution 2025 Portfolio (S Class)(5)	The Bond Fund of AmericaSM (Class R-4)(1)
(Class S)	ING Solution 2035 Portfolio (S Class)(5)	The Growth Fund of America® (Class R-4)(1)
ING FMRSM Diversified Mid Cap Portfolio	ING Solution 2045 Portfolio (S Class)(5)	Wanger International
(Class S)(**)	ING Stock Index Portfolio (Class I)	Wanger Select
ING GET U.S. Core Portfolio(*)	ING Strategic Allocation Conservative Portfolio	Wanger USA
ING Global Resources Portfolio (Class S)	(Class I)(3)(5)	Washington Mutual Investors FundSM
ING GNMA Income Fund (Class A)(1)(4)	ING Strategic Allocation Growth Portfolio	(Class R-4)(1)
ING Growth and Income Portfolio (Class I)(3)	(Class I)(3)(5)
ING Growth and Income Portfolio II (Class S)(3)
ING Index Plus International Equity Portfolio
(Class I)(3)

(*)	Please see “Appendix V - Description of Underlying Funds” for further information regarding the availability of certain funds.

(**)	FMRSM is a service mark of Fidelity Management and Research Company.

(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”

(2)	This fund is scheduled to be available on May 11, 2009.

(3)	This fund has changed its name to the name listed above. See “Appendix V - Description of Underlying Funds” for a complete list of former and current fund names.

(4)	This fund is scheduled to be available June 22, 2009.

(5)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.

PRO.01107-09

2

TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	9
Variable Annuity Account C	9
The Company	9
Investment Options	11
Transfers	13
Contract Purchase and Participation	16
Contract Ownership and Rights	18
Right to Cancel	19
Fees	20
Your Account Value	28
Withdrawals	31
Loans	33
Systematic Distribution Options	33
Death Benefit	34
The Income Phase	37
Contract Distribution	40
Taxation	43
Other Topics	52

Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

PRO.01107-09

3

CONTRACT OVERVIEW

Questions: Contacting the	The following is intended as a summary. Please read each section of this
Company. Contact your local	prospectus for additional information.
representative or write or call
the Company:	Who’s Who
ING
USFS Customer Service	You (the participant)*: The individual who participates in the contract through
Defined Contribution	a retirement plan.
Administration
P.O. Box 990063	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.
Hartford, CT 06199-0063
Contract Holder*: The person to whom we issue the contract. Generally, the
1-800-262-3862	plan sponsor or a trust. We may also refer to the contract holder as the contract
Sending Forms and Written	owner.
Requests in Good Order.
We (the Company): ING Life Insurance and Annuity Company. We issue the
If you are writing to change	contract.
your beneficiary, request a
withdrawal, or for any other	For greater detail, review “Contract Ownership and Rights” and “Contract
purpose, contact your local	Purchase and Participation.”
representative or the Company
to learn what information is	* Certain contracts are purchased by and issued directly to persons participating in
required in order for the request	certain plans. The words “you” and “participant” apply to these individuals. The
to be in “good order.” By	words “contract holder” and “contract owner” also apply to these individuals, except
contacting us, we can provide	that these individuals have no responsibilities to other participants or beneficiaries.
you with the appropriate
administrative form for your
requested transaction.	The Contract and Your Retirement Plan
Generally, a request is	Retirement Plan (plan): A plan sponsor has established a plan for you. This
considered to be in “good order”	contract is offered as a funding option for that plan. We are not a party to the
when it is signed, dated and	plan.
made with such clarity and
completeness that we are not	Plan Type: We refer to the plan by the Tax Code section under which it required to exercise any
discretion in carrying it out.	qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code section 457. To learn which Tax Code section applies to your
We can only act upon written	plan, contact your plan sponsor, your local representative or the Company.
requests that are received in
good order.	Use of an Annuity Contract in your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), or 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.01107-09

4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans, or in some plans under 401(a), 401(k), Roth 401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “Taxation.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

I. The Accumulation Phase (accumulating retirement		Payments to
benefits)		Your Account
Step 1 ||
STEP 1: You or the contract holder provide ING Life	ING Life Insurance and Annuity Company
Insurance and Annuity Company with your completed	(a) ||	Step 2	(b) ||
enrollment materials.		Variable Annuity
According to the plan, we set up one or more accounts for	Fixed	Account C
you. We may set up account(s) for employer contributions	Interest
and/or for contributions from your salary. Alternatively, we	Option	Variable Investment
may issue the contract to an employer or a plan on an		Options
unallocated basis. In that case, we establish a single account		The Subaccounts
under the contract for the contract holder, and the		A	B	Etc.
recordkeeper designated by the plan establishes and			|| Step 3 ||
maintains an individual account or accounts for each		Mutual Mutual		Etc.
participant.		Fund A Fund B
STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of the following:

(a) Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
> Select an option that provides a death benefit to beneficiaries; and
>	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-09 5

FEE TABLE

In This Section:	The following tables describe the fees and expenses that you will pay when buying,
> Maximum Contract Holder	owning, and withdrawing from your contract. The first table describes the fees and
Transaction Expenses;	expenses that you will pay at the time that you buy the contract, withdraw from the
> Annual Maintenance Fee;	contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for
> Separate Account Annual	fees that may apply after you begin receiving payments under the contract.
Expenses;
> Hypothetical Examples;	Maximum Contract Holder Transaction Expenses
and		Early Withdrawal Charge[1]
> Fees Deducted by the		(as a percentage of amount withdrawn, if applicable)
Funds.
		Applicable to Texas K-12 contracts		7%
Also see the “Fees” Section		Applicable to all other contracts		5%
for:		2
> Early Withdrawal Charge		Loan Interest Rate Spread (per annum)		3.0%
Schedules;	1	This is a deferred sales charge. The percentage will be determined by the applicable early
> How, When and Why Fees		withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply
are Deducted;		to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.
> Reduction, Waiver and/or	2	This is the difference between the rate applied and the rate credited on loans under your
Elimination of Certain		contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the
Fees;		right to apply a spread of up to 3.0% per annum. For example, if the current credited interest
> Redemption Fees; and		rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan
> Premium and Other Taxes.		interest rate spread is retained by the Company. See “Loans.”
The next table describes the fees and expenses that you will pay periodically during
See “The Income Phase” for:	the time that you own the contract, not including fund fees and expenses.
> Fees during the Income
Phase.		Applicable to
			Texas	Applicable
Texas K-12 Contracts			K-12	to all other
Defined:			contracts	contracts
Voluntary 403(b) annuity
contracts for employees of K-12	Maximum Annual Maintenance Fee[3]		$0.00	$30.00
public schools in Texas who
became participants under the	Separate Account Annual Expenses[3]
contract on and after June 1,		(as a percentage of average account value)
2002. These contracts meet the
requirements established by the		Maximum Mortality and Expense Risk Charge[4]	1.25%	1.50%
Teachers Retirement System of
Texas in support of Senate Bill		Maximum Administrative Expense Charge	0.25%[5]	0.25%[6]
273.
		ING GET Fund Guarantee Charge[7]	0.25%	0.25%
		Maximum Total Separate Account Expenses	1.75%	2.00%
	3	These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”
	4	A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”
	5	We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
	6	We only impose this charge under some contracts. See “Fees.”
	7	The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See “Investment
Options - ING GET U.S. Core Portfolio” and “Fees - ING GET U.S. Core Portfolio Guarantee
Charge” for a description of the ING GET Fund guarantee charge. We are not currently offering any series of the ING GET U.S. Core Portfolio for investment.

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

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6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12		Applicable to All Other
	Contracts		Contracts

	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1)	0.26%	1.50%	0.26%	1.56%
and/or service fees, and other expenses)

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum contract holder transaction expenses, maximum maintenance fees (converted to a percentage of assets equal to 0.135%), maximum separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account	(B) If you do not withdraw your entire
value at the end of the applicable time	account value or if you select an income
period:	phase payment option at the end of the
applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Applicable to Texas
K-12 contracts	$966	$1,511	$2,074	$3,318	$303	$927	$1,577	$3,318

Applicable to all
other contracts*	$855	$1,582	$2,331	$3,725	$347	$1,058	$1,791	$3,725

*

Example 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

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7

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account	(B) If you do not withdraw your entire
value at the end of the applicable time	account value or if you select an income
period:	phase payment option at the end of the
applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Applicable to Texas
K-12 contracts	$850	$1,159	$1,482	$2,073	$179	$554	$954	$2,073

Applicable to all
other contracts*	$732	$1,216	$1,727	$2,478	$218	$672	$1,152	$2,478

*

Example 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

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Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S.
affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

  Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the
Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment. The
Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING
GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING
GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date, we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your
ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S.

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equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Selecting Investment Options

• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed
Accumulation Account prospectus.

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a), and 457(b) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds. (Mixed and Shared Funding) Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance

  Shared - bought by more than one company

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Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>	AIM Mid Cap Core Equity Fund	>	Lazard U.S. Mid Cap Equity Portfolio
>	Alger Green Fund	>	LKCM Aquinas Growth Fund
>	Allianz NFJ Large-Cap Value Fund	>	Loomis Sayles Small Cap Value Fund
>	Amana Growth Fund	>	Morgan Stanley U.S. Small Cap Value Portfolio
>	Amana Income Fund	>	Neuberger Berman Socially Responsive Fund®
>	American Century® Income & Growth Fund	>	New Perspective Fund®
>	American Century® Inflation-Adjusted Bond Fund	>	Oppenheimer Developing Markets Fund
>	Artisan International Fund	>	Pax World Balanced Fund
>	BlackRock Mid Cap Value Opportunities Fund	>	RiverSource Diversified Equity Income Fund
>	ColumbiaSM Acorn® Fund	>	SMALLCAP World Fund®
>	Columbia Mid Cap Value Fund	>	Templeton Global Bond Fund
>	EuroPacific Growth Fund®	>	The Bond Fund of AmericaSM
>	Evergreen Special Values Fund	>	The Growth Fund of America®
>	Fundamental InvestorsSM	>	Washington Mutual Investors FundSM
>	ING GNMA Income Fund

See “Taxation – Section 403(b) and Roth 403(b) Tax-Deferred Annuities” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series.
Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be

PRO.01107-09

14

sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into an ING GET Fund subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the account rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected.
Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, One Orange
Way, Windsor, CT 06095-4774, phone: 1-800-262-3862, fax: 1-800-643-8143.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the account rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 403(b) and Roth 401(k) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee
Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), or 457(b) plan), an annuity contract is not

PRO.01107-09

16

necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract

1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.

Participating in the Contract

1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.	If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 403(b) and Roth 401(k) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

>	Lump-sum payments: A one time payment to your account in the form of a transfer from a previous plan;
and/or
>	Installment payments: More than one payment made over time to your account.

Contributions to Roth 403(b) or Roth 401(k) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 403(b) and Roth 401(k) accounts, where each account will have its own early withdrawal charge schedule. See “Fees - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III - Fixed Plus Account.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

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Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

>	Under Governmental 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.
>	Under Tax-Exempt 457(b) Plans. In order to avoid being subject to the Employee Retirement Income Security
Act of 1974 (ERISA), 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-
controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.
>	Under 401(a), 401(k), Roth 401(k), 403(a), 403(b), or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

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Who Holds Rights Under the Contract?

> Under all contracts, except group contracts issued through a voluntary 403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights.
For example, the contract holder may allow you to choose investment options.
> If you participate in a group contract through a voluntary 403(b) or Roth 403(b) plan or other individual contract, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “Taxation –
Section 403(b) and Roth 403(b) Tax-Deferred Annuities.”

For additional information about the respective rights of the contract holder and participants, see Appendix IV.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The
refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions.
When a refund of contributions is not required, the investor bears any investment risk.

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FEES

Types of Fees	The following repeats and adds to information provided in the “Fee Table”
section. Please review both this section and the “Fee Table” section for
You may incur the following	information on fees.
types of fees under the contract:
> Maximum Transaction Fees	I. Maximum Transaction Fees
• Early Withdrawal Charge
• Annual Maintenance Fee
• Redemption Fees	Early Withdrawal Charge
> Fees Deducted from the	Withdrawals of all or a portion of your account value may be subject to a
Subaccounts
• Mortality and Expense	charge. In the case of a partial withdrawal where you request a specific dollar
Risk Charge	amount, the amount withdrawn from your account will be the amount you
• Administrative Expense	specified plus adjustment for any applicable early withdrawal charge. This
Charge	charge may also be referred to as a surrender charge in your contract or
> Fund Fees and Expenses	certificate.
> Premium and Other Taxes
Purpose: This is a deferred sales charge. It reimburses us for some of the sales
> ING GET Fund Guarantee	and administrative expenses associated with the contract. If our expenses are
Charge
greater than the amount we collect for the early withdrawal charge, we may use
Terms to Understand in	any of our corporate assets, including potential profit that may arise from the
Schedules I, II and Schedule	mortality and expense risk charges, to make up the difference.
for Texas K-12 Contracts
Amount: This charge is a percentage of the amount that you withdraw from
> Account Year - a 12-month	the subaccounts, the Fixed Account and the Guaranteed Accumulation
period measured from the	Account. We do not deduct an early withdrawal charge from amounts that you
date we establish your	withdraw from the Fixed Plus Account. The percentage is determined by the
account, or measured from	early withdrawal charge schedule that applies to your account. Some of these
any anniversary of that date.	schedules are listed below. The charge will never be more than 8.5% of your
> Contract Year - a 12-month	total purchase payments to the account, or under some contracts, the maximum
period measured from the	permitted by FINRA rules.
date we establish the
contract, or measured from
any anniversary of that date.	Early Withdrawal Charge Schedules. You may determine which schedule
> Purchase Payment Period	applies to you by consulting your certificate or the contract (held by the
(also called Contribution	contract holder).
Period, Deposit Cycles,
Purchase Payment Cycles, or	Schedule I. This is one of two maximum early withdrawal charge schedules
Installment Payment Period	that may apply to contracts other than Texas K-12 contracts. It grades down to
under some contracts) - the	zero over a 10-year period, as shown on the next page. Some contracts have
period of time it takes to	schedules that grade down to zero over fewer than 10 years.
complete the number of
installment payments	Each contract will specify whether a schedule is based on one of the following:
expected to be made to your
account over a year.	(1) The number of years since the account was established;
For example, if your payment	(2) The number of years since the contract was established; or
frequency is every two weeks, a	(3) The number of completed purchase payment periods (see sidebar for
payment period is completed	definitions and terms used).
after 26 payments are made. If
only 25 payments are made, the	Unless the contract provides otherwise, the same schedule applies to
payment period is not completed	installment purchase payments (ongoing contributions) and to single purchase
until the twenty-sixth payment is	payments (rollovers, exchanges or other one-time contributions).
made. At any given time, the
number of payment periods
completed cannot exceed the
number of account years
completed, regardless of the
number of payments made.

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Schedule I

Account Years, Contract
Years, Purchase Payment
Periods, Contribution
Periods, Deposit Cycles,
Purchase Payment Cycles or
Installment Payment Periods
(depending upon the	Early Withdrawal Charge
contract)
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. The following schedule applies to Texas K-12 contracts.

Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k) account.

Early Withdrawal Charges (Roth 403(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 403(b) account.

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In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth
403(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth
403(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, when the participant’s Roth 403(b)
installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

>	Used to provide income payments during the income phase;
>	Paid because of your death before income payments begin;
>	Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
>	Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or
>	Taken on or after the tenth anniversary of the effective date of the account.

* Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

>	Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;
>	Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);
>	Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

** This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

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>	Withdrawn from contracts used with plans under section 401(a)/401(k), 403(a), or 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*
>	Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;
>	Made because the Company terminated the account under the circumstances described in “Other Topics -
Account Termination”;
>	Withdrawn for an exchange or transfer to a Tax Code section 403(b)(7) custodial account sponsored by the
Company;
>	Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;
>	Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and
>	Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

* To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>	The number of participants under the plan;
>	The type and nature of the group to which a contract is issued;
>	The expected level of assets and/or cash flow under the plan;
>	Our agent’s involvement in sales activities;
>	Our sales-related expenses;
>	Distribution provisions under the plan;
>	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
>	The level of employer involvement in determining eligibility for distributions under the contract;
>	Our assessment of financial risk to the Company relating to withdrawals; and
>	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New
York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a

PRO.01107-09

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seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract forms G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro-rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro-rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 403(b) or Roth 401(k) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>	The size, type and nature of the group to which a contract is issued;
>	Amount of contributions to the contract;
>	The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
>	The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
>	The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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II. Maximum Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See “The Income
Phase - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>	The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits)
and other payments we make to owners or beneficiaries of the accounts.
>	The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

>	The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
>	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
>	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
>	The frequency, consistency and method of submitting payments and loan repayments;
>	The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;
>	The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
>	The projected frequency of distributions;
>	The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;
>	Whether or not a transfer credit was selected by the plan sponsor; and
>	Whether or not a guaranteed death benefit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

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Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed our average expected cost of administering the contracts.
We do not expect to make a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing.
The level of the fee may be reassessed and increased or decreased annually.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are: (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

•	A share of the management fee deducted from fund assets;
•	Service fees that are deducted from fund assets;

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26

• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

• Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2008, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments	14)	Neuberger Berman, LLC
2)	American Funds	15)	Premier VIT (OpCap Advisors, LLC)
3)	Franklin Templeton Investments	16)	Janus Funds
4)	Oppenheimer Funds	17)	Lazard Funds, Inc.
5)	Columbia Wanger Asset Management	18)	RiverSource Investments
6)	Lord Abbett Funds	19)	LKCM Aquinas Funds
7)	Evergreen Investments	20)	Loomis Sayles Funds
8)	Allianz Funds/PIMCO Funds	21)	Artisan Funds
9)	Pax World Funds	22)	Amana Funds
10)	AIM Investments	23)	Alger Funds
11)	Pioneer Investments	24)	BlackRock, Inc.
12)	Calvert Funds	25)	Morgan Stanley Investment Management, Inc.
13)	American Century Investments

Some fund families listed above may not have paid any such amounts in 2008. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s

PRO.01107-09

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investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution and the ING Strategic Allocation portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.
These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Taxation.”

V. ING GET Fund Guarantee Charge

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is
0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See
“Investment Options - ING GET U.S. Core Portfolio.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>	Account dollars directed to the fixed interest options, including interest earnings to date;
>	Less any deductions from the fixed interest options (e.g., withdrawals, fees);
>	Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

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Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and
“Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (NYSE)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
>	Divided by the total value of the subaccount’s units at the preceding valuation;
>	Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account (such as guarantee charges for the
ING GET Fund). See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: An investor contributes
Step 1 ||			$5,000.

ING Life Insurance and Annuity Company			Step 2:
A. He directs us to invest $3,000 in
Step 2 ||			Fund A. His dollars purchase 300
accumulation units of Subaccount
Variable Annuity Account C			A ($3,000 divided by the current
Subaccount A	Subaccount B	Etc.	$10 AUV).
300	80		B. He directs us to invest $2,000 in
accumulation	accumulation		Fund B. His dollars purchase 80
units	units		accumulation units of Subaccount
B ($2,000 divided by the current
$25 AUV).

Step 3: The separate account then
|| Step 3 ||			purchases shares of the applicable
funds at the current market value
Fund A	Fund B		(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed	Taxes, Fees and Deductions
interest options and other restrictions (see “Withdrawal Restrictions” in this
section), the contract holder, or you if permitted by the plan, may withdraw all	Amounts withdrawn may be
or a portion of your account value at any time during the accumulation phase.	subject to one or more of the
following:
Steps for Making a Withdrawal. The contract holder, or you if permitted by
the plan, must:	> Early Withdrawal Charge.
See “Fees - Early Withdrawal
Charge”
> Select the withdrawal amount.	> Maintenance Fee. See “Fees
– Annual Maintenance Fee”
• Full Withdrawal: You will receive, reduced by any required tax, your	> Market Value Adjustment.
account value allocated to the subaccounts, the Guaranteed	See Appendix I
Accumulation Account (plus or minus any applicable market value	> Redemption Fees. See “Fees
adjustment) and the Fixed Account, minus any applicable early	– Redemption Fees”
withdrawal charge, maintenance fee, and redemption fees, plus the	> Tax Penalty. See “Taxation”
amount available for withdrawal from the Fixed Plus Account.
• Partial Withdrawal (Percentage or Specified Dollar Amount): You will	> Tax Withholding. See
receive, reduced by any required tax, the amount you specify, subject	“Taxation”
to the value available in your account. However, the amount actually	To determine which may apply,
withdrawn from your account will be adjusted by any applicable	refer to the appropriate sections of
redemption fees, and by any applicable early withdrawal charge for	this prospectus, contact your local
amounts withdrawn from the subaccounts, the Guaranteed	representative or call the Company
Accumulation Account or the Fixed Account, and any positive or	at the number listed in “Contract
negative market value adjustments for amounts withdrawn from the	Overview - Questions: Contacting
Guaranteed Accumulation Account. The amount available from the	the Company.”
Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.

> Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
> Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m.
Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

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Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET
Fund and then elect to reinstate them, we will reinstate them in an ING GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

>	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

(1) Salary reduction contributions made after December 31, 1988; and
(2) Earnings on those contributions and earnings on amounts held before 1989 and credited after
December 31, 1988. Income attributable to salary reduction contributions and credited on or after
January 1, 1989, may not be distributed in the case of hardship.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

>	Effective January 1, 2009, the new 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts – Distributions – 403(b) Plans.”
>	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship.
>	The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution.
>	If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met.
>	Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value.
>	Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for
those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available under Roth 401(k) or Roth 403(b) contracts or accounts. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be	Features of a Systematic
exercised at any time during the accumulation phase of the contract. To	Distributions Option
exercise one of these options, the account value must meet any minimum
dollar amount and age criteria applicable to that option. To determine what	If available under your plan, a
systematic distribution options are available, check with the contract holder or	systematic distribution option
allows you to receive regular
the Company.	payments from your account
without moving into the income
Systematic distribution options currently available under the contract include	phase. By remaining in the
the following:	accumulation phase, you retain
certain rights and investment
> Systematic Withdrawal Option (SWO). SWO is a series of partial	flexibility not available during the
withdrawals from your account based on a payment method you select. It	income phase. Because the
account remains in the
is designed for those who want a periodic income while retaining	accumulation phase, all
accumulation phase investment flexibility for amounts accumulated under	accumulation phase charges
the account. (This option may not be available if you have an outstanding	continue to apply.
loan.)
> Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

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Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the
Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Taxation.”

DEATH BENEFIT

During the Income Phase	The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).
This section provides information
about the accumulation phase. For
death benefit information	> Under contracts issued in connection with most types of plans except
applicable to the income phase,		voluntary 403(b) and Roth 403(b) plans, the contract holder must be named
see “The Income Phase.”		as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

> Under contracts issued in connection with voluntary 403(b) and Roth
403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process

	1.	Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
	2.	The payment request should include selection of a benefit payment option.
	3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

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Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

> Lump-sum payment;
> Payment under an available income phase payment option (see “The Income Phase – Income Phase Payment
Options”); and
> Payment under an available systematic distribution option (subject to certain limitations). See “Systematic
Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the
Company seeks to earn a profit on these accounts.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options.

> Leaving the account value invested in the contract; and
> Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “The Income Phase – Income Phase Payment Options.”

Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation
Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the Guaranteed Accumulation Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under certain contracts, the guaranteed death benefit available provides that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined on the next page), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees - Mortality and
Expense Risk Charge.”

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Calculating the Value of the Death Benefit. The death benefit under these contracts is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation (the date of the next close of the New York Stock
Exchange) following our receipt of proof of death and a payment request in good order at the address listed in the
“Contract Overview – Questions: Contacting the Company” section, where:

(a)	is the adjusted purchase payment total, which is the sum of all purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

(b)	is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See Appendix I and the Guaranteed Accumulation Account prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be credited to the ING Money Market Portfolio and deposited as of the next valuation after we receive proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the next valuation following our receipt of proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the next valuation following our receipt of proof of death acceptable to us and a payment request in good order at the address listed in the “Contract
Overview – Questions: Contacting the Company” section.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in the “Contract Overview – Questions:
Contacting the Company” section. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a)	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal;
and

(b)	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

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THE INCOME PHASE
We may have used the following
During the income phase, you receive payments from your accumulated		terms in prior prospectuses:
account value.
Annuity Phase-Income
Initiating Income Phase Payments. At least 30 days prior to the date you		Phase
want to start receiving income phase payments, the contract holder, or you if		Annuity Option-Income
permitted by the plan, must notify us in writing of the following:		Phase Payment Option

>	Start date;	Annuity Payment-Income
>	Income phase payment option (see the income phase payment options table	Phase Payment
	in this section);	Annuitization-Initiating
>	Income phase payment frequency (i.e., monthly, quarterly, semi-annually	Income Phase Payments
or annually);
>	Choice of fixed or variable payments;
>	Selection of an assumed net investment rate (only if variable payments are elected); and
>	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any)
selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

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Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the
Company seeks to earn a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed	all the guaranteed payments, we will continue to pay the beneficiary the remaining
Payments*	payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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Lifetime Income Phase Payment Options (continued):

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Guaranteed	at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions:
Contacting the Company.”
Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

(1)	For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

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CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”) and the
Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at
One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Partners, Inc.
Directed Services LLC	ING Funds Distributor, LLC
Financial Network Investment Corporation	ING Investment Advisors, LLC
Guaranty Brokerage Services, Inc.	ING Investment Management Services LLC
ING America Equities, Inc.	Multi-Financial Securities Corporation
ING DIRECT Funds Limited	PrimeVest Financial Services, Inc.
ING Financial Advisers, LLC	ShareBuilder Securities Corporation
ING Financial Markets LLC	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to
7%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to
0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premiums received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan's third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

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We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.	14)	Mutual Service Corporation
2)	Symetra Investment Services, Inc.	15)	Waterstone Financial Group, Inc.
3)	Huckin Financial Group, Inc.	16)	Northwestern Mutual Investment Services, LLC
4)	LPL Financial Corporation	17)	Lincoln Investment Planning, Inc.
5)	Walnut Street Securities, Inc.®	18)	Cadaret, Grant & Co., Inc.
6)	ING Financial Partners, Inc.	19)	Securities America, Inc.
7)	NFP Securities, Inc.	20)	Edward D. Jones & Co., L.P.
8)	Valor Insurance Agency Inc.	21)	American Portfolios Financial Services, Inc.
9)	Lincoln Financial Securities Corporation	22)	Ameritas Investment Corp.
10)	Financial Network Investment Corporation	23)	First Heartland® Capital, Inc.
11)	NRP Financial, Inc.	24)	Lincoln Financial Advisors Corporation
12)	National Planning Corporation	25)	Morgan Keegan and Company, Inc.
13)	Multi-Financial Securities Corporation

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the American Federation of Teachers-CT (“AFT-CT”) and the Company

In the early 1990’s, the AFT-CT endorsed the Company’s variable annuity contract. Following this endorsement, it has permitted the Company to use the AFT-CT logo on Company marketing materials, accepted paid Company advertisements in union publications, and allowed the Company access to certain union functions. During this same period, the Company made payments to AFT-CT for placement of advertising of the Company’s variable annuity in the AFT-CT publications and contributed to the costs of certain AFT-CT sponsored events. Over the past several years, these payments have typically not exceeded $4,000 per year.

The Agreement between the Oregon Education Association (“OEA”) and the Company

Effective February 16, 2007, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity.

Pursuant to the Agreement, the Company agreed:

>	To reimburse OEA up to $4,000 per year for the expenses of an outside consultant hired by OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;
>	To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;
>	To employ a full time OEA educator position on the Company’s staff whose primary focus is to develop a statewide program to educate OEA’s membership about the Oregon PERS program. While the primary purpose of the OEA educator position is financial education, it is expected that the efforts of this position would result, indirectly, in additional enrollment in the Company’s variable annuity; and

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> To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by OEA in sponsoring certain union and
OEA Board member functions that Company personnel are permitted to attend, and in past years has paid for
Company advertisements in union publications, although the Agreement between OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions and advertisements have typically not exceeded $25,250 per year in recent years.

Third Party Compensation Arrangements

> The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

> The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

> At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

TAXATION

I.	Introduction	In this Section

	This section discusses our understanding of current federal income tax laws	I.	Introduction
affecting the contracts. Federal income tax treatment of the contracts is
	complex and sometimes uncertain. You should keep the following in mind	II.	Taxation of Qualified
	when reading it:		Contracts

>	Your tax position (or the tax position of the designated beneficiary, as	III.	Possible Changes in
	applicable) determines federal taxation of amounts held or paid out under		Taxation
	the contracts;	IV.	Taxation of the Company

>	Tax laws change. It is possible that a change in the future could affect	When consulting a tax adviser, be
	contracts issued in the past;	certain that he or she has expertise
in the Tax Code sections
>	This section addresses some, but not all, applicable federal income tax	applicable to your tax concerns.
rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

>	We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal
Revenue Service (IRS).

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Qualified Contracts
The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401(a), 401(k), 457(b), 403(a) or 403(b) of the Tax Code. Qualified
contracts may also be offered in connection with deferred compensation plans under Tax Code section 457(f), qualified governmental excess benefit plans under Tax Code section 415(m), and bona fide severance pay plans under Tax Code section 457(e).

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 401(a), 401(k), 403(a), 403(b), and 457(b) plans, including Roth 401(k) and Roth 403(b) plans. They may also be used with nonqualified deferred compensation plans under Tax Code section 457(f), with qualified governmental excess benefit arrangements under Tax Code section
415(m), and with bona fide severance pay plans under Tax Code section 457(e)(11). (We refer to all of these as
“qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b)
tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

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The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (a) a written plan requirement; (b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for 403(b)(1)
annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue
Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax
Code section 401(a) or 403(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue
Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue
Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Section 457(b) and 457(f) Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a
457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

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Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Amounts deferred under Tax Code section 457(f) plans on or after January 1, 2005 must also meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

• Separation from service;
• Disability;
• Death;
• Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;
• Change in control or ownership of the sponsoring employer; or
• Unforeseeable emergency.

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section
457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

• Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
• Interest at the underpayment rate plus one percent on the underpayments, and
• An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.
There is no further information regarding 415(m) arrangements in this prospectus.

Bona Fide Severance Pay Plans. If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

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401(a), 401(k), Roth 401(k), 403(a), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2009). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b)
plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), 403(a), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or termination of the plan, in some instances.
Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. See “Withdrawals - Withdrawal Restrictions.” Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, the new
403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

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If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Roth 401(k) and Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 401(k) or Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 401(k) or Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 401(k) or Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:

	a)	The first taxable year you made a designated Roth 401(k) or Roth 403(b) contribution to any designated Roth 401(k) or Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

	b)	If a rollover contribution was made from a designated Roth 401(k) or Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 401(k) or Roth 403(b) contribution to such previously established account; and

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a
457(b) plan, amounts may not be made available to you earlier than: (1) the calendar year you attain age 70½; (2)
when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,500 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b),
and 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

>	Start date for distributions;
>	The time period in which all amounts in your contract(s) must be distributed; and
>	Distribution amounts.

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Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

>	Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
>	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

>	Over your life or the joint lives of you and your designated beneficiary; or
>	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Required Minimum Distribution Relief for 2009. The Worker, Retiree and Employer Recovery Act of 2008
(“WRERA 2008”) suspends the minimum distribution requirement for most employer sponsored defined contribution plans for the 2009 tax year. The relief extends to 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth
403(b) and government employer 457(b) plans, but not to 457(b) plans of non-governmental employers.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and
457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed to the designated beneficiary by
December 31, 2014. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

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Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or
> December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Required Minimum Distribution Relief for 2009. Under WRERA 2008, the five year rule discussed above is determined without regard to 2009.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans of Governmental Employers.
Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

> A plan participant as a means to provide benefit payments;
> An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
> The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

PRO.01107-09 51

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> standardized average annual total returns; and
> non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), ING GET Fund guarantee charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation.
Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.01107-09 52

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 403(b) or Roth 401(k) accounts) as a designated Roth 403(b) or Roth 401(k) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.
Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets;
or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PRO.01107-09	53

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than
$20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the
SAI is set forth below:
Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

PRO.01107-09 54

APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview: Questions - Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

>	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
>	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into the Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer.
Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and
(b) where:

a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

PRO.01107-09	55

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

> Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
> Tax Penalties and/or Tax withholding - See “Taxation”;
> Early Withdrawal Charge - See “Fees”; and/or
> Maintenance Fee - See “Fees”.

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

> Short-term - three years or less; and
> Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

> Transfer dollars to a new guaranteed term;
> Transfer dollars to other available investment options; or
> Withdraw dollars.

PRO.01107-09 56

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

PRO.01107-09 57

APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees -
Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending

PRO.01107-09 58

upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed
Account.

PRO.01107-09 59

APPENDIX III
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company” or as of
the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-09 60

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

> The hardship is certified (required under most contracts);
> The partial withdrawal is taken proportionally from each investment option in which your account invests;
> The amount is paid directly to you; and
> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10%
(20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

> The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
> The amount withdrawn is paid directly to you; and
> The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-
month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

> One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior
12 months (or, under some contracts, during the prior calendar year);
> One-fourth of the remaining Fixed Plus Account value 12 months later;
> One-third of the remaining Fixed Plus Account value 12 months later;
> One-half of the remaining Fixed Plus Account value 12 months later; and
> The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

PRO.01107-09 61

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

  due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

  due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of New York or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1.	Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

The hardship is certified by the employer;

The amount is paid directly to you; and

The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York).

2.	For any in-service distributions permitted by the plan and the following conditions are met:

The distribution has been certified by the employer;

The amount distributed is paid directly to you; and

The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York).

3.	Due to your separation from service with the employer, provided that all the following apply*:

The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59½ and, if applicable, have completed nine payment periods.

*	Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

The employer certifies that you have separated from service;

We receive the withdrawal request within 60 days of the date of separation; and

You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

PRO.01107-09

62

5.	If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6.	For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

> The disability is certified by the employer, or you, as applicable; and
> The amount is paid directly by you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract.
We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer.
Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and
Participation - Transfer Credits.” The transfer credit is a specified percentage of the assets transferred to the
Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

PRO.01107-09 63

APPENDIX IV
PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b), 401 or 403(a) of the Code, including Roth 403(b) and Roth
401(k) (Except Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Internal Revenue Code Sections 403(b), Roth 403(b), 401(a)/401(k), Roth
401(k), or 403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

> The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b),
401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Section 403(b), 401(a)/401(k) or 403(a), the participant has ownership in the value of his/her
Employer Account.
> The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company.
> The employer may permit the participant to make investment selections under the Employee Account and/or the
Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.
> On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
> In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* If you participate in a group contract through a voluntary 403(b) or Roth 403(b) plan or other individual contract, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “Taxation – Section 403(b) and Roth 403(b) Tax-Deferred Annuities.”

PRO.01107-09 64

APPENDIX V
DESCRIPTION OF UNDERLYING FUNDS

*Certain funds offered under the contracts have limited availability as follows:

>	Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Janus Portfolio, Janus
Aspen Enterprise Portfolio, Janus Aspen Worldwide Portfolio, Oppenheimer Global Securities Fund/VA and
Oppenheimer Strategic Bond Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.
>	Pioneer Equity Income VCT Portfolio is only available to a limited number of participants who did not participate in the fund substitution during July, 2007.
>	American Century® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.
>	Evergreen Special Values Fund is only available to plans offering the fund prior to September 1, 2005.
>	The following funds are not available to all plans: Allianz NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap
Portfolio, LKCM Aquinas Growth Fund and Morgan Stanley U.S. Small Cap Value Portfolio. Availability is
subject to Company and/or plan sponsor approval.
>	Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.
>	The ING GET U.S. Core Portfolio is not currently available for investment.
>	Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Artio Foreign Portfolio	ING Julius Baer Foreign Portfolio
ING Balanced Portfolio	ING VP Balanced Portfolio
ING BlackRock Science and Technology Opportunities	ING BlackRock Global Science and Technology
Portfolio	Portfolio
ING Clarion Global Real Estate Portfolio	ING Global Real Estate Portfolio
ING Clarion Real Estate Portfolio	ING Van Kampen Real Estate Portfolio
ING Columbia Small Cap Value Portfolio	ING Columbia Small Cap Value II Portfolio
ING Growth and Income Portfolio	ING VP Growth and Income Portfolio
ING Growth and Income Portfolio II	ING Legg Mason Value Portfolio
ING Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio
ING Index Plus LargeCap Portfolio	ING VP Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio	ING VP Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio	ING VP Index Plus SmallCap Portfolio
ING Intermediate Bond Portfolio	ING VP Intermediate Bond Portfolio
ING International Value Portfolio	ING VP International Value Portfolio
ING MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio
ING Money Market Portfolio	ING VP Money Market Portfolio
ING Opportunistic LargeCap Portfolio	ING Opportunistic LargeCap Value Portfolio
ING Small Company Portfolio	ING VP Small Company Portfolio
ING SmallCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio
ING Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Moderate Portfolio
ING U.S. Bond Index Portfolio	ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio
Janus Aspen Series - Enterprise Portfolio	Janus Aspen Series - Mid Cap Growth Portfolio
Janus Aspen Series - Janus Portfolio	Janus Aspen Series - Large Cap Growth Portfolio
Janus Aspen Series - Worldwide Portfolio	Janus Aspen Series - Worldwide Growth Portfolio

PRO.01107-09 65

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
AIM Growth Series – AIM Mid Cap	Invesco Aim Advisors,	Seeks long-term growth of capital.
Core Equity Fund	Inc.

Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
AIM Variable Insurance Funds -	Invesco Aim Advisors,	Seeks growth of capital.
AIM V.I. Capital Appreciation	Inc.
Fund
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
AIM Variable Insurance Funds -	Invesco Aim Advisors,	Seeks growth of capital.
AIM V.I. Core Equity Fund	Inc.

Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
The Alger Funds II - Alger Green	Fred Alger	Seeks long-term capital appreciation.
Fund	Management, Inc.
Allianz Funds - Allianz NFJ Large-	Allianz Global	Seeks long-term growth of capital and income
Cap Value Fund	Investors Fund
Management LLC

Subadviser: NFJ
Investment Group LLC
(“NFJ”)
Mutual Funds Trust -Amana	Saturna Capital	Seeks long-term capital growth.
Growth Fund	Corporation
Amana Mutual Funds Trust -	Saturna Capital	Seeks current income and preservation of
Amana Income Fund	Corporation	capital.

PRO.01107-09 66

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
American Century® Income &	American Century	Seeks long-term capital growth. Income is a
Growth Fund	Investment	secondary objective.
Management, Inc.
American Century ® Inflation-	American Century	Seeks to provide total return and inflation
Adjusted Bond Fund	Investment	protection consistent with investments in
	Management, Inc.	inflation-indexed securities.
Artisan Funds, Inc - Artisan	Artisan Partners	Seeks maximum long-term capital growth.
International Fund	Limited Partnership
BlackRock Mid Cap Value	BlackRock Advisors,	Seeks capital appreciation and, secondarily,
Opportunities Series, Inc. -	LLC	income.
BlackRock Mid Cap Value
Opportunities Fund	Subadviser:
BlackRock Investment
Management, LLC
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified portfolio that seeks to
Calvert Social Balanced Portfolio	Management Company,	achieve a competitive total return through an
	Inc.	actively managed portfolio of stocks, bonds and
money market instruments which offer income
	Subadviser: (equity	and capital growth opportunity and which
	portion of Portfolio):	satisfy the investment and social criteria.
New Amsterdam
Partners LLC and SSgA
Funds Management,
Inc.
Calvert Asset
Management Company,
Inc. manages fixed-
income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for
the Portfolio.
Columbia Acorn Trust -	Columbia Management	Seeks long-term capital appreciation.
ColumbiaSM Acorn® Fund	Advisors, LLC
Columbia Funds Series Trust –	Columbia Management	Seeks long-term capital appreciation.
Columbia Mid Cap Value Fund	Advisors, LLC
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of capital by
	Management Company	investing in companies based outside the
United States.
Evergreen Equity Trust - Evergreen	Evergreen Investment	Seeks to produce growth of capital.
Special Values Fund	Management Company,
LLC

PRO.01107-09 67

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR	yield on the securities comprising the Standard
	Co., Inc.; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
PRO.01107-09 68

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Mid Cap	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Overseas	Research Company
Portfolio
Subadvisers: FMR
Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
Fundamental Investors, Inc. -	Capital Research and	Seeks to achieve long-term growth of capital
Fundamental InvestorsSM	Management Company	and income.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
AllianceBernstein Mid Cap
Growth Portfolio	Subadviser:
AllianceBernstein, L.P.
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)

PRO.01107-09 69

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio
Global Management,
LLC
ING Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of principal,
	Subadviser: ING	by investing in a diversified portfolio of one or
	Investment	more of the following asset classes: stocks,
	Management Co.	bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified portfolio that seeks total
Global Real Estate Portfolio		return.
Subadviser: ING
Clarion Real Estate
Securities L.P.
ING Investors Trust – ING Clarion	Directed Services LLC	A non-diversified portfolio that seeks total
Real Estate Portfolio		return.
Subadviser: ING
Clarion Real Estate
Securities L.P.
ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value Portfolio
Subadviser: Columbia
Management Advisors,
LLC (CMA)
ING Partners, Inc. – ING Davis	Directed Services LLC	Seeks long-term growth of capital.
New York Venture Portfolio
Subadviser: Davis
Selected Advisers, L.P.
(Davis)

PRO.01107-09 70

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks long-term
Evergreen Health Sciences		capital growth.
Portfolio	Subadviser: Evergreen
Investment
Management Company,
LLC
ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
* FMRSM is a service mark of Fidelity	Management &
Management & Research Company	Research Co.
ING Variable Insurance Trust –	ING Investments, LLC	Seeks to achieve maximum total return and
ING GET U.S. Core Portfolio		minimal exposure of the Series’ assets to a
	Subadviser: ING	market value loss by participating, to the extent
	Investment	possible, in favorable equity market
	Management Co.	performance during the guarantee period.
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Funds Trust – ING GNMA	ING Investments, LLC	Seeks a high level of current income, consistent
Income Fund		with liquidity and safety of principal, through
	Subadviser: ING	investment primarily in Government National
	Investment	Mortgage Association (GNMA) mortgage-
	Management Co.	backed securities (also known as GNMA
Certificates) that are guaranteed as to the timely
payment of principal and interest by the U.S.
Government.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.
ING Investors Trust – ING Growth	Directed Services LLC	Seeks to maximize total return through
and Income Portfolio II		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks.
Management Co.
ING Investors Trust – ING Index	ING Investments, LLC	Seeks to outperform the total return
Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.

PRO.01107-09 71

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk.
Subadviser: ING
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment (before fees and expenses)
International Index Portfolio		results that correspond to the total return of a
	Subadviser: ING	widely accepted International Index.
Investment
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
International Value Portfolio
Subadviser: ING
Investment
Management Co.
ING Investors Trust - ING Janus	Directed Services LLC	A non-diversified portfolio that seeks capital
Contrarian Portfolio		appreciation.
Subadviser: Janus
Capital Management,
LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
(JPMIM)
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks to provide long-term capital appreciation.
JPMorgan Value Opportunities
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.

PRO.01107-09 72

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company
ING Investors Trust – ING MFS	Directed Services LLC	Seeks total return.
Utilities Portfolio
Subadviser:
Massachusetts
Financial Services
Company
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments while maintaining a stable
	Management Co.	share price of $1.00. There is no guarantee
that the ING Money Market Subaccount will
have a positive or level return.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital growth.
Neuberger Berman Partners
Portfolio	Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)

PRO.01107-09 73

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital and future
Oppenheimer Main Street		income.
Portfolio®	Subadviser:
OppenheimerFunds,
Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital through investment in a
Opportunistic LargeCap Growth		diversified portfolio consisting primarily of
Portfolio	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks believed to offer growth
	Management Co.	potential.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.
ING Investors Trust – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
(Pioneer)

PRO.01107-09	74

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Large Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Top 200® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Mid Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Midcap® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Small Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell 2000® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks of companies with smaller market
	Investment	capitalizations.
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
SmallCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Growth and Income Portfolio		and stability of principal through a diversified
	Consultant: ING	asset allocation strategy.
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide capital growth through a
Growth Portfolio		diversified asset allocation strategy.
Consultant: ING
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Consultant: ING	asset allocation targeted to retirement.
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2015. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.01107-09 75

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2025. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2035. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2045. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Investors Trust – ING Stock	Directed Services LLC	Seeks total return.
Index Portfolio
Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation		investment return, consistent with the
Portfolio	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

PRO.01107-09 76

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC (Templeton)
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth		only an incidental consideration
Portfolio	Subadviser: Templeton
Global Advisors
Limited
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks investment results (before fees and
U.S. Bond Index Portfolio		expenses) that correspond to the total return of
	Subadviser: Lehman	the Barclays Capital U.S. Aggregate Bond
	Brothers Asset	Index® .
Management LLC
ING Investors Trust – ING Van	Directed Services LLC	Seeks long term capital appreciation.
Kampen Capital Growth Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van		Seeks total return, consisting of long-term
Kampen Equity and Income	Directed Services LLC	capital appreciation and current income.
Portfolio
Subadviser: Van
Kampen
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen

PRO.01107-09

77

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells
Capital Management,
Inc.
Janus Aspen Series – Balanced	Janus Capital	Seeks long-term capital growth, consistent with
Portfolio	Management LLC	preservation of capital and balanced by current
	(Janus Capital)	income.
Janus Aspen Series – Enterprise	Janus Capital	Seeks long-term growth of capital.
Portfolio	Management LLC
(Janus Capital)
Janus Aspen Series – Flexible Bond	Janus Capital	Seeks to obtain maximum total return,
Portfolio	Management LLC	consistent with the preservation of capital
(Janus Capital)
Janus Aspen Series – Janus	Janus Capital	Seeks long-term growth of capital in a manner
Portfolio	Management LLC	consistent with the preservation of capital.
(Janus Capital)
Janus Aspen Series – Worldwide	Janus Capital	Seeks long-term growth of capital in a manner
Portfolio	Management LLC	consistent with the preservation of capital.
(Janus Capital)
Lazard Funds, Inc. – Lazard U.S.	Lazard Asset	Seeks long-term capital appreciation.
Mid Cap Equity Portfolio	Management LLC
LKCM Funds – LKCM Aquinas	Luther King Capital	Seeks to maximize long-term capital
Growth Fund	Management	appreciation.
Corporation
Loomis Sayles Funds I – Loomis	Loomis, Sayles &	Seeks long-term capital growth from
Sayles Small Cap Value Fund	Company, L.P.	investment in common stocks or other equity
securities.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.
Morgan Stanley Institutional Fund	Morgan Stanley	Seeks above-average total return over a market
Trust – U.S. Small Cap Value	Investment	cycle of three to five years.
Portfolio	Management Inc.
Neuberger Berman Socially	Neuberger Berman	Seeks long-term growth of capital by investing
Responsive Fund®	Management Inc.	primarily in securities of companies that meet
the fund’s financial criteria and social policy.
Subadviser: Neuberger
Berman, LLC
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through investments all over the world
including the United States.
Premier VIT - OpCap Mid Cap	Allianz Global	Seeks long-term capital appreciation.
Portfolio	Investors Fund
Management LLC

Subadviser:
Oppenheimer Capital,
LLC
Oppenheimer Developing Markets	OppenheimerFunds,	Aggressively seeks capital appreciation.
Fund	Inc.

PRO.01107-09 78

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Oppenheimer Variable Account	OppenheimerFunds,	Seeks long-term capital appreciation by
Funds – Oppenheimer Global	Inc.	investing a substantial portion of assets in
Securities Fund/VA		securities of foreign issuers, “growth-type”
companies, cyclical industries and special
situations that are considered to have
appreciation possibilities.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks capital appreciation.
Funds – Oppenheimer Main	Inc.
Street Small Cap Fund® /VA
Oppenheimer Variable Account	OppenheimerFunds,	Seeks a high level of current income principally
Funds – Oppenheimer Strategic	Inc.	derived from interest on debt securities.
Bond Fund/VA
Pax World Balanced Fund	Pax World	Seeks income and conservation of principal and
	Management Corp.	secondarily possible long-term growth of
capital.
PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks current income and long-term growth of
Pioneer Equity Income VCT	Management, Inc.	capital from a portfolio consisting primarily of
Portfolio		income producing equity securities of U.S.
corporations.
Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.
RiverSource Investment Series, Inc.	RiverSource	Seeks high level of current income and capital
– RiverSource Diversified Equity	Investments, LLC	growth.
Income Fund
SMALLCAP World Fund, Inc. –	Capital Research and	Seeks to provide long-term growth of capital by
SMALLCAP World Fund®	Management Company	investing in the stocks of smaller companies in
the United States and around the world.
Templeton Income Trust –	Franklin Advisers, Inc.	Seeks current income with capital appreciation
Templeton Global Bond Fund		and growth of income.
The Bond Fund of America, Inc. –	Capital Research and	Seeks to provide as high a level of current
The Bond Fund of AmericaSM	Management Company	income as is consistent with the preservation of
capital.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
International	Asset Management,
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	A nondiversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
USA	Asset Management,
L.P.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management Company	opportunity for growth of principal consistent
with sound common stock investing.

PRO.01107-09 79

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00%
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 11
With Total Separate Account Charges of 0.10%
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 16
With Total Separate Account Charges of 0.25%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 25
With Total Separate Account Charges of 0.30%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 36
With Total Separate Account Charges of 0.40%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 47
With Total Separate Account Charges of 0.45%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 49
With Total Separate Account Charges of 0.50%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 57
With Total Separate Account Charges of 0.55%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 67
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 10 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 71
With Total Separate Account Charges of 0.60%
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 80
With Total Separate Account Charges of 0.65%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 89
With Total Separate Account Charges of 0.70%
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 98
With Total S98rate Account Charges of 0.75%
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 108
With Total Separate Account Charges of 0.80%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 117
With Total Separate Account Charges of 0.85%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 127
With Total Separate Account Charges of 0.90%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 136
With Total Separate Account Charges of 0.95%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 146
With Total Separate Account Charges of 1.00%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 156
With Total Separate Account Charges of 1.05%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 165
With Total Separate Account Charges of 1.10%
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 174
With Total Separate Account Charges of 1.15%

PRO.01107-09                                              i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996
With Total Separate Account Charges of 1.20%	CFI 184

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 193
With Total Separate Account Charges of 1.25%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 202
With Total Separate Account Charges of 1.30%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 210
With Total Separate Account Charges of 1.35%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 217
With Total Separate Account Charges of 1.40%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 225
With Total Separate Account Charges of 1.45%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 233
With Total Separate Account Charges of 1.50%

Table 29 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 240
With Total Separate Account Charges of 1.25%

Table 30 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 250
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 31 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 258
and Deferred Compensation Plans

Table 32 – For Deferred Compensation Contracts With Differing Total Separate Account	CFI 264
Charges (0.60% for ING VP Portfolios and 0.75% for all other funds)

Table 33 – For Deferred Compensation Contracts With Differing Total Separate Account	CFI 273
Charges (0.75% for ING VP Portfolios and 0.90% for all other funds)

Table 34 – For Deferred Compensation Contracts With Total Separate Account	CFI 281
Charges of 0.95% Effective On or After December 16, 1996

Table 35 – For Deferred Compensation Contracts With Total Separate Account	CFI 288
Charges of 0.80%

Table 36 – For Contracts Issued to Missouri Municipal League Under Deferred	CFI 290
Compensation Plans With Total Separate Account Charges of 0.80%

Table 37 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate	CFI 298
Account Charges

PRO.01107-09                                                        ii

APPENDIX VI CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2008, the "Value at beginning of period" shown is the value at first date of investment.

TABLE 1

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% (Selected data for accumulation units outstanding throughout each period)

2008

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.25
Value at end of period	$5.60
Number of accumulation units outstanding at end of period	10,105
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14
Value at end of period	$6.87
Number of accumulation units outstanding at end of period	25,941
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.96
Value at end of period	$6.14
Number of accumulation units outstanding at end of period	88,909
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.61
Value at end of period	$5.61
Number of accumulation units outstanding at end of period	48
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.15
Value at end of period	$6.80
Number of accumulation units outstanding at end of period	57,872
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.14
Number of accumulation units outstanding at end of period	89,752
COLUMBIASM ACORN® FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.33
Value at end of period	$6.39
Number of accumulation units outstanding at end of period	123,561
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.65
Value at end of period	$5.89
Number of accumulation units outstanding at end of period	72,953

CFI 1

Condensed Financial Information (continued)

2008

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.62
Value at end of period	$6.42
Number of accumulation units outstanding at end of period	1,509
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.35
Value at end of period	$5.65
Number of accumulation units outstanding at end of period	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.01
Value at end of period	$5.48
Number of accumulation units outstanding at end of period	65,062
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.37
Value at end of period	$5.16
Number of accumulation units outstanding at end of period	159,855
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.45
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	20,252
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.99
Value at end of period	$6.35
Number of accumulation units outstanding at end of period	5,531
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14
Value at end of period	$6.15
Number of accumulation units outstanding at end of period	1,185
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.75
Value at end of period	$4.99
Number of accumulation units outstanding at end of period	467
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.19
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	138
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.80
Value at end of period	$7.02
Number of accumulation units outstanding at end of period	11,028

CFI 2

Condensed Financial Information (continued)

2008

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.52
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	41
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.16
Value at end of period	$5.68
Number of accumulation units outstanding at end of period	6,052
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.53
Value at end of period	$5.87
Number of accumulation units outstanding at end of period	15,736
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.31
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	33,919
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.50
Value at end of period	$5.96
Number of accumulation units outstanding at end of period	5,436
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.15
Value at end of period	$7.09
Number of accumulation units outstanding at end of period	12,460
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.91
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	252
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.73
Number of accumulation units outstanding at end of period	2,086
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.11
Value at end of period	$6.01
Number of accumulation units outstanding at end of period	28,762
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.36
Value at end of period	$4.91
Number of accumulation units outstanding at end of period	13,398

CFI 3

Condensed Financial Information (continued)

2008

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.72
Value at end of period	$6.53
Number of accumulation units outstanding at end of period	4,123
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.83
Value at end of period	$6.57
Number of accumulation units outstanding at end of period	1,175
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.86
Value at end of period	$5.78
Number of accumulation units outstanding at end of period	851
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.52
Value at end of period	$5.60
Number of accumulation units outstanding at end of period	5,579
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69
Value at end of period	$5.87
Number of accumulation units outstanding at end of period	89,897
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.53
Value at end of period	$4.12
Number of accumulation units outstanding at end of period	943
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.86
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	168
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.14
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	20,417
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.33
Value at end of period	$6.62
Number of accumulation units outstanding at end of period	1,451
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.25
Value at end of period	$4.95
Number of accumulation units outstanding at end of period	5,294

CFI 4

Condensed Financial Information (continued)

2008

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.02
Value at end of period	$7.63
Number of accumulation units outstanding at end of period	3,589
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.35
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	8,933
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.78
Value at end of period	$4.86
Number of accumulation units outstanding at end of period	849
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.26
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	358,220
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.20
Value at end of period	$8.53
Number of accumulation units outstanding at end of period	40,880
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.26
Value at end of period	$5.60
Number of accumulation units outstanding at end of period	10,971
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.23
Value at end of period	$6.26
Number of accumulation units outstanding at end of period	8,713
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.51
Value at end of period	$7.69
Number of accumulation units outstanding at end of period	5,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.03
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	27,751
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.79
Value at end of period	$6.74
Number of accumulation units outstanding at end of period	12,213

CFI 5

Condensed Financial Information (continued)

2008

ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.71
Value at end of period	$6.39
Number of accumulation units outstanding at end of period	4,181
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.54
Value at end of period	$6.96
Number of accumulation units outstanding at end of period	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.64
Value at end of period	$6.39
Number of accumulation units outstanding at end of period	11,006
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.42
Value at end of period	$6.68
Number of accumulation units outstanding at end of period	3,911
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.08
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	3,865
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.71
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	5,926
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.53
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	24,052
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.43
Value at end of period	$5.84
Number of accumulation units outstanding at end of period	5,051
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.41
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	17,769
ING T. ROWE PRICE DIVERSIFIED MD CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.93
Value at end of period	$5.55
Number of accumulation units outstanding at end of period	192,210

CFI 6

Condensed Financial Information (continued)

2008

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.33
Value at end of period	$6.25
Number of accumulation units outstanding at end of period	16,189
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.52
Value at end of period	$5.65
Number of accumulation units outstanding at end of period	75,353
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.17
Value at end of period	$6.34
Number of accumulation units outstanding at end of period	75,532
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.41
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	828
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.92
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	45,983
ING UBS U.S LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.40
Value at end of period	$5.75
Number of accumulation units outstanding at end of period	57,509
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.95
Value at end of period	$5.56
Number of accumulation units outstanding at end of period	2,337
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.12
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	62,696
ING VAN KAMPEN EQUITY AND NCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	105,356
ING VAN KAMPEN GROWTH AND NCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.50
Value at end of period	$6.59
Number of accumulation units outstanding at end of period	6,919

CFI 7

Condensed Financial Information (continued)

2008

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.36
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	12,492
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.99
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	207,841
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.55
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	479,365
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.21
Value at end of period	$5.40
Number of accumulation units outstanding at end of period	2,226
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.38
Value at end of period	$6.20
Number of accumulation units outstanding at end of period	209,655
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.88
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	120,898
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.43
Value at end of period	$6.21
Number of accumulation units outstanding at end of period	84,620
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.83
Value at end of period	$9.25
Number of accumulation units outstanding at end of period	143,974
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.48
Value at end of period	$5.69
Number of accumulation units outstanding at end of period	16,933
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.34
Value at end of period	$6.37
Number of accumulation units outstanding at end of period	13,942

CFI 8

Condensed Financial Information (continued)

2008

ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.27
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	97,099
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.02
Value at end of period	$6.61
Number of accumulation units outstanding at end of period	45,373
ING VP SMALL CAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09
Value at end of period	$6.34
Number of accumulation units outstanding at end of period	282
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.22
Value at end of period	$7.64
Number of accumulation units outstanding at end of period	2,700
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.63
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	25,964
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.87
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	26,032
LORD ABBETT SERIES FUND – MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.94
Value at end of period	$5.73
Number of accumulation units outstanding at end of period	10,613
MORGAN STANLEY U.S. SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.45
Value at end of period	$7.40
Number of accumulation units outstanding at end of period	113,598
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.02
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	338
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.79
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	7,495

CFI 9

Condensed Financial Information (continued)

2008

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.50
Value at end of period	$5.12
Number of accumulation units outstanding at end of period	43,082
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.51
Value at end of period	$5.87
Number of accumulation units outstanding at end of period	5,307
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.08
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	4,333
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.66
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.22
Value at end of period	$4.13
Number of accumulation units outstanding at end of period	9,162
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.43
Value at end of period	$6.35
Number of accumulation units outstanding at end of period	6,072
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.24
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	29,682
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.70
Value at end of period	$8.77
Number of accumulation units outstanding at end of period	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	48,285
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.01
Value at end of period	$5.12
Number of accumulation units outstanding at end of period	5,143

CFI 10

Condensed Financial Information (continued)

2008

WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.37
Value at end of period	$4.82
Number of accumulation units outstanding at end of period	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69
Value at end of period	$5.84
Number of accumulation units outstanding at end of period	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.42
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	22,900

TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

2008

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.84
Value at end of period	$8.20
Number of accumulation units outstanding at end of period	9
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.83
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	66
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.81
Value at end of period	$16.03
Number of accumulation units outstanding at end of period	14
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.28
Value at end of period	$13.77
Number of accumulation units outstanding at end of period	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.42
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	322

CFI 11

Condensed Financial Information (continued)

2008

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.72
Value at end of period	$8.86
Number of accumulation units outstanding at end of period	194
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.39
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	194
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during Januay 2008)
Value at beginning of period	$14.85
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	16
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.52
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	41
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.51
Value at end of period	$11.46
Number of accumulation units outstanding at end of period	199
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$4.69
Value at end of period	$3.25
Number of accumulation units outstanding at end of period	10
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.23
Value at end of period	$6.42
Number of accumulation units outstanding at end of period	83
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.61
Value at end of period	$9.26
Number of accumulation units outstanding at end of period	26
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.73
Number of accumulation units outstanding at end of period	21
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.83
Value at end of period	$8.04
Number of accumulation units outstanding at end of period	41

CFI 12

Condensed Financial Information (continued)

2008

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.90
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	24
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.26
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	130
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.58
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	150
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.53
Value at end of period	$6.33
Number of accumulation units outstanding at end of period	132
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.06
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	6
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.15
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	11
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.03
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	503
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.38
Value at end of period	$7.25
Number of accumulation units outstanding at end of period	137
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.57
Value at end of period	$6.49
Number of accumulation units outstanding at end of period	141
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.42
Value at end of period	$7.56
Number of accumulation units outstanding at end of period	102

CFI 13

Condensed Financial Information (continued)

2008

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.61
Value at end of period	$9.53
Number of accumulation units outstanding at end of period	83
ING T. ROWE PRICE DIVERSIFIED MD CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.33
Value at end of period	$7.86
Number of accumulation units outstanding at end of period	580
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.50
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	205
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.21
Value at end of period	$6.34
Number of accumulation units outstanding at end of period	482
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.84
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	74
ING UBS U.S LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.44
Value at end of period	$8.09
Number of accumulation units outstanding at end of period	106
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.85
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	104
ING VAN KAMPEN EQUITY AND NCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.03
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	607
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.38
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	66
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.44
Value at end of period	$7.29
Number of accumulation units outstanding at end of period	303

CFI 14

Condensed Financial Information (continued)

2008

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.28
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	8
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.57
Value at end of period	$9.51
Number of accumulation units outstanding at end of period	275
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.89
Value at end of period	$16.57
Number of accumulation units outstanding at end of period	24
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.18
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	64
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.52
Value at end of period	$15.54
Number of accumulation units outstanding at end of period	6
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.46
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	15
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.99
Value at end of period	$15.01
Number of accumulation units outstanding at end of period	7
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.97
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	9
LORD ABBETT SERIES FUND – MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.38
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	67
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$62.28
Value at end of period	$37.10
Number of accumulation units outstanding at end of period	8

CFI 15

Condensed Financial Information (continued)

2008

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.11
Value at end of period	$23.00
Number of accumulation units outstanding at end of period	4
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during Janury 2008)
Value at beginning of period	$13.92
Value at end of period	$9.29
Number of accumulation units outstanding at end of period	390
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.68
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.64
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.14
Value at end of period	$8.86
Number of accumulation units outstanding at end of period	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.42
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	22,900

TABLE 3

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11	$9.408
Value at end of period	$7.21	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11
Number of accumulation units outstanding at end of period	241	241	0	3,341	31,700	27,214	21,530
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52	$7.718
Value at end of period	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52
Number of accumulation units outstanding at end of period	60	60	77,519	23,726	67,574	66,733	55,615

CFI 16

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44	$10.88
Value at end of period	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44
Number of accumulation units outstanding at end of period	100	95	7,566	43,891	99,892	76,500	79,897
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.06	$18.20
Value at end of period	$11.89	$20.06
Number of accumulation units outstanding at end of period	259	73,974
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50	$11.43
Value at end of period	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50
Number of accumulation units outstanding at end of period	20,555	106,326	434,646	361,094	756,701	519,029	428,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99	$10.75
Value at end of period	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99
Number of accumulation units outstanding at end of period	11,805	12,643	268,626	202,845	553,784	392,216	287,141
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50	$12.18
Value at end of period	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50
Number of accumulation units outstanding at end of period	8,552	8,303	482,225	189,018	658,027	629,167	554,574
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79	$8.33
Value at end of period	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79
Number of accumulation units outstanding at end of period	3,419	3,637	17,126	41,669	109,081	68,751	48,819
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.77	$19.75
Value at end of period	$12.54	$18.77
Number of accumulation units outstanding at end of period	26	19,397
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.77	$18.23
Value at end of period	$10.54	$16.77
Number of accumulation units outstanding at end of period	31	199
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.97	$17.44
Value at end of period	$11.70	$15.97
Number of accumulation units outstanding at end of period	815	635
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2002)
Value at beginning of period	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26	$11.46
Value at end of period	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26
Number of accumulation units outstanding at end of period	43,294	48,556	46,964	572,911	1,049,384	919,699	886,008

CFI 17

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.36	$20.28
Value at end of period	$11.35	$19.36
Number of accumulation units outstanding at end of period	1,616	2,113
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64	$4.68
Value at end of period	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64
Number of accumulation units outstanding at end of period	3,070	2,941	0	77,394	287,994	265,668	102,888
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.51	$10.70
Value at end of period	$6.40	$10.51
Number of accumulation units outstanding at end of period	6,086	6,449
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.16	$12.16
Value at end of period	$6.23	$10.16
Number of accumulation units outstanding at end of period	309	297
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.41	$11.12
Value at end of period	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	287
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.34	$23.12
Value at end of period	$13.54	$22.34
Number of accumulation units outstanding at end of period	602	261
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.88	$13.75
Value at end of period	$9.87	$13.88
Number of accumulation units outstanding at end of period	3,896	205
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	356
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.61	$9.70
Value at end of period	$8.01	$13.61
Number of accumulation units outstanding at end of period	8,798	12,208
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44	$8.64
Value at end of period	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44
Number of accumulation units outstanding at end of period	138,850	159,937	75,268	2,061,293	3,746,930	3,821,284	3,983,568

CFI 18

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.85	$11.01
Value at end of period	$6.09	$10.85
Number of accumulation units outstanding at end of period	546	232
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.80	$12.39
Value at end of period	$6.61	$11.80
Number of accumulation units outstanding at end of period	792	730
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55	$10.93
Value at end of period	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55
Number of accumulation units outstanding at end of period	16,232	16,811	246,214	328,361	714,616	606,047	426,905
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38	$15.22
Value at end of period	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38
Number of accumulation units outstanding at end of period	5,005	26,753	179,477	139,928	315,406	146,203	89,769
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88	$11.32
Value at end of period	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88
Number of accumulation units outstanding at end of period	2,428	12,579	116,439	98,580	195,698	86,955	45,072
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37	$12.52
Value at end of period	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37
Number of accumulation units outstanding at end of period	31,797	62,115	179,852	166,953	351,224	382,555	368,326
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.59	$19.92
Value at end of period	$11.18	$19.59
Number of accumulation units outstanding at end of period	1,601	1,600
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.25	$24.31
Value at end of period	$12.28	$25.25
Number of accumulation units outstanding at end of period	75	630
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.50	$19.42
Value at end of period	$12.35	$18.50
Number of accumulation units outstanding at end of period	2,484	2,532
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.26	$20.18
Value at end of period	$11.39	$20.26
Number of accumulation units outstanding at end of period	30	12

CFI 19

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.27	$10.46	$9.51	$8.55	$7.82	$5.67	$8.66
Value at end of period	$6.23	$10.27	$10.46	$9.51	$8.55	$7.82	$5.67
Number of accumulation units outstanding at end of period	8,467	8,741	5,016	174,131	532,752	563,411	501,188
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.31	$11.90
Value at end of period	$7.18	$11.31
Number of accumulation units outstanding at end of period	10,697	12,189
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.88	$16.27
Value at end of period	$12.30	$15.88
Number of accumulation units outstanding at end of period	8,303	8,303
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.04	$18.42
Value at end of period	$11.83	$19.04
Number of accumulation units outstanding at end of period	979	701
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06	$11.91
Value at end of period	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06
Number of accumulation units outstanding at end of period	5,139	4,291	1,706	140,435	405,783	390,338	475,250
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.70	$13.83	$12.23	$10.15
Value at end of period	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	22,623	68,286	445,063	8,334
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.18	$12.64
Value at end of period	$8.06	$13.18
Number of accumulation units outstanding at end of period	297	25
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.85	$10.92	$10.21	$10.02
Value at end of period	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	4,260	3,783	124,184	77,967
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.79	$10.88	$10.62	$9.74	$9.11	$7.00	$9.83
Value at end of period	$7.14	$12.79	$10.88	$10.62	$9.74	$9.11	$7.00
Number of accumulation units outstanding at end of period	2,486	2,959	55,350	40,164	131,316	129,316	118,707
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$16.12	$15.69	$13.56	$12.70	$11.56	$9.30	$12.44
Value at end of period	$10.35	$16.12	$15.69	$13.56	$12.70	$11.56	$9.30
Number of accumulation units outstanding at end of period	1,639	1,839	158	60,383	190,744	145,862	117,115

CFI 20

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.77	$11.80
Value at end of period	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.44	$12.92
Value at end of period	$13.38	$13.44
Number of accumulation units outstanding at end of period	2,219	1,254
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.27	$9.98
Value at end of period	$6.46	$9.27
Number of accumulation units outstanding at end of period	6,475	6,663
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.42	$11.36
Value at end of period	$7.46	$11.42
Number of accumulation units outstanding at end of period	359	16,135
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.27	$11.40
Value at end of period	$7.94	$11.27
Number of accumulation units outstanding at end of period	268	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.25	$11.52
Value at end of period	$7.53	$11.25
Number of accumulation units outstanding at end of period	1,475	21,496
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.31	$10.84
Value at end of period	$6.74	$10.31
Number of accumulation units outstanding at end of period	611	582
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14	$12.93
Value at end of period	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14
Number of accumulation units outstanding at end of period	4,167	4,638	35,528	50,681	118,229	109,169	78,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.40	$12.13
Value at end of period	$9.05	$12.40
Number of accumulation units outstanding at end of period	5	187,611
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.87	$12.59
Value at end of period	$8.49	$12.87
Number of accumulation units outstanding at end of period	3,925	253,906

CFI 21

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.32	$12.96
Value at end of period	$8.37	$13.32
Number of accumulation units outstanding at end of period	853	232,729
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.75	$13.31
Value at end of period	$8.25	$13.75
Number of accumulation units outstanding at end of period	0	83,862
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.66	$11.37
Value at end of period	$9.69	$11.66
Number of accumulation units outstanding at end of period	0	35,163
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.93	$13.79
Value at end of period	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	58,802
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47	$11.04
Value at end of period	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47
Number of accumulation units outstanding at end of period	1,190	1,174	104	12,094	35,604	29,898	26,979
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18	$9.51
Value at end of period	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18
Number of accumulation units outstanding at end of period	1,423	1,618	1,440	66,389	164,165	150,985	139,477
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05	$10.06
Value at end of period	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05
Number of accumulation units outstanding at end of period	6,618	6,623	748	39,577	93,533	89,555	79,829
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.11	$13.44
Value at end of period	$9.48	$13.11
Number of accumulation units outstanding at end of period	8,135	7,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.18	$12.54	$11.54	$9.95
Value at end of period	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	28,558	28,848	221,863	4,982
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.91	$18.96
Value at end of period	$12.13	$18.91
Number of accumulation units outstanding at end of period	1	46,886

CFI 22

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23	$11.96
Value at end of period	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23
Number of accumulation units outstanding at end of period	3,113	3,794	2,492	156,687	355,183	317,265	267,784
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.21
Value at end of period	$6.33
Number of accumulation units outstanding at end of period	6,036
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80	$10.93
Value at end of period	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80
Number of accumulation units outstanding at end of period	1,182	1,389	1,317	33,111	118,634	118,849	105,534
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38	$9.71
Value at end of period	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38
Number of accumulation units outstanding at end of period	16,485	15,618	5,133	166,813	316,548	317,180	295,121
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.65	$15.83
Value at end of period	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	279
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.52	$12.12	$11.16	$10.18
Value at end of period	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	12,532	14,448	773,134	1,465
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.16	$13.80
Value at end of period	$8.90	$13.16
Number of accumulation units outstanding at end of period	321	199
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.77	$15.71	$14.56
Value at end of period	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	55	55	93,847
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.48	$17.71
Value at end of period	$10.84	$17.48
Number of accumulation units outstanding at end of period	1,003	692
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.88
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	954

CFI 23

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$70.67	$69.81
Value at end of period	$36.63	$70.67
Number of accumulation units outstanding at end of period	642	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.34	$12.89
Value at end of period	$8.27	$13.34
Number of accumulation units outstanding at end of period	289	25
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.26	$11.45
Value at end of period	$11.37	$12.26
Number of accumulation units outstanding at end of period	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.81	$12.55
Value at end of period	$5.34	$12.81
Number of accumulation units outstanding at end of period	18,253	18,219
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.45	$12.60
Value at end of period	$8.02	$12.45
Number of accumulation units outstanding at end of period	718	641
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.98
Value at end of period	$5.48
Number of accumulation units outstanding at end of period	31
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.46	$21.22
Value at end of period	$22.75	$21.46
Number of accumulation units outstanding at end of period	2,584	1,475
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.18	$15.79
Value at end of period	$9.23	$15.18
Number of accumulation units outstanding at end of period	1,011	579
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.55	$10.94
Value at end of period	$5.72	$10.55
Number of accumulation units outstanding at end of period	275	8
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.49	$16.44
Value at end of period	$8.38	$16.49
Number of accumulation units outstanding at end of period	841	41,726

CFI 24

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.63	$14.64
Value at end of period	$8.80	$14.63
Number of accumulation units outstanding at end of period	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.71	$14.65
Value at end of period	$9.14	$13.71
Number of accumulation units outstanding at end of period	184	117

TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.51	$13.13
Value at end of period	$7.17	$12.51
Number of accumulation units outstanding at end of period	33,500	14,269
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.54	$12.06
Value at end of period	$8.04	$11.54
Number of accumulation units outstanding at end of period	60,385	6,961
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.64
Value at end of period	$5.82
Number of accumulation units outstanding at end of period	7,259
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.15	$14.57
Value at end of period	$9.69	$14.15
Number of accumulation units outstanding at end of period	7,776	3,060
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.06
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.02	$16.89	$14.06
Value at end of period	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	197,719	126,355	68

CFI 25

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.16	$25.99
Value at end of period	$15.76	$23.16
Number of accumulation units outstanding at end of period	52,239	41,376
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$23.51	$20.06	$18.01	$15.45	$13.58
Value at end of period	$13.48	$23.51	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	694,989	351,410	225	302,958	202,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.60	$18.11
Value at end of period	$9.49	$16.60
Number of accumulation units outstanding at end of period	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.46	$17.01
Value at end of period	$8.67	$16.46
Number of accumulation units outstanding at end of period	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.92	$18.40
Value at end of period	$10.04	$17.92
Number of accumulation units outstanding at end of period	46,047	9,223
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.71	$20.51
Value at end of period	$12.49	$18.71
Number of accumulation units outstanding at end of period	159,550	90,406
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.98
Value at end of period	$6.14
Number of accumulation units outstanding at end of period	549
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.28
Value at end of period	$7.52
Number of accumulation units outstanding at end of period	900
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.72	$18.26
Value at end of period	$10.50	$16.72
Number of accumulation units outstanding at end of period	527	272
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.93	$17.52
Value at end of period	$11.66	$15.93
Number of accumulation units outstanding at end of period	10,525	2,846
CFI 26

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.22	$17.42	$13.52	$12.81
Value at end of period	$11.36	$20.22	$17.42	$13.52
Number of accumulation units outstanding at end of period	8,137	606	69	16
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.88	$16.18
Value at end of period	$11.38	$15.88
Number of accumulation units outstanding at end of period	217,775	142,186
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.63
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	742
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.31	$18.25	$15.88	$14.84	$11.96
Value at end of period	$11.31	$19.31	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	42,300	26,297	91	56,407	16,321
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.33	$5.11
Value at end of period	$3.20	$5.33
Number of accumulation units outstanding at end of period	83,166	14,962
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.50	$11.11
Value at end of period	$6.39	$10.50
Number of accumulation units outstanding at end of period	56,575	16,961
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.37
Value at end of period	$6.22
Number of accumulation units outstanding at end of period	8,764
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.13
Value at end of period	$6.84
Number of accumulation units outstanding at end of period	153
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.27	$23.55
Value at end of period	$13.49	$22.27
Number of accumulation units outstanding at end of period	6,384	1,101
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.86	$14.05
Value at end of period	$9.86	$13.86
Number of accumulation units outstanding at end of period	116,461	5,337

CFI 27

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING FMRSM DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.16	$16.02
Value at end of period	$9.20	$15.16
Number of accumulation units outstanding at end of period	7,926	5,092
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	76,690
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.61	$9.70
Value at end of period	$8.00	$13.61
Number of accumulation units outstanding at end of period	81,647	25,508
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.47	$11.94
Value at end of period	$7.13	$11.47
Number of accumulation units outstanding at end of period	589,751	262,708
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.85	$11.01
Value at end of period	$6.08	$10.85
Number of accumulation units outstanding at end of period	35,921	2,809
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.32
Value at end of period	$6.61
Number of accumulation units outstanding at end of period	108
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.87	$15.59
Value at end of period	$9.31	$14.87
Number of accumulation units outstanding at end of period	188,676	46,123
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.05	$27.78
Value at end of period	$16.22	$26.05
Number of accumulation units outstanding at end of period	247,422	127,979
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.54	$19.83	$17.48	$16.29	$13.70
Value at end of period	$12.28	$18.54	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	145,901	120,154	104	85,055	76,284
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.67	$15.77	$15.20	$14.78	$14.59
Value at end of period	$15.21	$16.67	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	189,956	118,510	133	216,170	201,254

CFI 28

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.89
Value at end of period	$5.95
Number of accumulation units outstanding at end of period	779
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.53	$17.26	$13.38	$12.26	$10.51
Value at end of period	$11.14	$19.53	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	108,669	34,521	7	35,283	10,662
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$25.22	$21.68
Value at end of period	$12.25	$25.22
Number of accumulation units outstanding at end of period	5,401	6
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.44	$19.42
Value at end of period	$12.31	$18.44
Number of accumulation units outstanding at end of period	11,787	5,385
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.63
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	1,075
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.22	$10.99
Value at end of period	$6.19	$10.22
Number of accumulation units outstanding at end of period	66,597	23,614
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.50	$12.27	$11.38
Value at end of period	$5.11	$11.50	$12.27
Number of accumulation units outstanding at end of period	1,251	89	21
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.82
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	1,543
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.30	$12.02
Value at end of period	$7.17	$11.30
Number of accumulation units outstanding at end of period	731,179	360,052
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$6.61
Number of accumulation units outstanding at end of period	3,319

CFI 29

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.81
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	2,967
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.58
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	3,661
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.02	$18.67
Value at end of period	$11.81	$19.02
Number of accumulation units outstanding at end of period	9,758	253
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.75	$15.90
Value at end of period	$9.79	$15.75
Number of accumulation units outstanding at end of period	39,349	2,350
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.73	$13.47
Value at end of period	$14.05	$13.73
Number of accumulation units outstanding at end of period	582,760	21,423
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.17
Value at end of period	$5.54
Number of accumulation units outstanding at end of period	1,068
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.68	$13.82	$12.22	$10.37
Value at end of period	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	777,795	260,194	18	632
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.49
Value at end of period	$8.05
Number of accumulation units outstanding at end of period	186
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.11	$11.77
Value at end of period	$9.96	$11.96
Number of accumulation units outstanding at end of period	261,593	69,352
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.73	$12.93
Value at end of period	$7.10	$12.73
Number of accumulation units outstanding at end of period	48,181	5,035

CFI 30

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.05	$17.15
Value at end of period	$10.30	$16.05
Number of accumulation units outstanding at end of period	180,834	3,045
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.75	$11.42
Value at end of period	$9.08	$11.75
Number of accumulation units outstanding at end of period	3,073	11
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.40	$12.50
Value at end of period	$13.33	$13.40
Number of accumulation units outstanding at end of period	118,713	59,517
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.26	$9.95
Value at end of period	$6.45	$9.26
Number of accumulation units outstanding at end of period	605,802	308,523
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.41	$12.08
Value at end of period	$7.45	$11.41
Number of accumulation units outstanding at end of period	39,837	1,540
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.26	$11.11
Value at end of period	$7.93	$11.26
Number of accumulation units outstanding at end of period	487	11
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.24	$12.18
Value at end of period	$7.52	$11.24
Number of accumulation units outstanding at end of period	111,760	55,073
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.27	$10.89
Value at end of period	$6.71	$10.27
Number of accumulation units outstanding at end of period	370,460	2,269
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.38	$22.91
Value at end of period	$14.69	$21.38
Number of accumulation units outstanding at end of period	138,577	15,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.38	$12.72
Value at end of period	$9.03	$12.38
Number of accumulation units outstanding at end of period	55,755	27,937

CFI 31

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.86	$13.42
Value at end of period	$8.48	$12.86
Number of accumulation units outstanding at end of period	103,084	24,351
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.30	$13.96
Value at end of period	$8.36	$13.30
Number of accumulation units outstanding at end of period	113,613	27,960
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.73	$13.66
Value at end of period	$8.23	$13.73
Number of accumulation units outstanding at end of period	100,304	24,327
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.64	$11.70
Value at end of period	$9.68	$11.64
Number of accumulation units outstanding at end of period	91,871	56,354
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.03	$14.69
Value at end of period	$11.45	$15.03
Number of accumulation units outstanding at end of period	34,021	7,354
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.13	$14.64
Value at end of period	$9.01	$14.13
Number of accumulation units outstanding at end of period	37,172	3,078
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.38	$14.70
Value at end of period	$9.96	$14.38
Number of accumulation units outstanding at end of period	52,428	8,094
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.09	$12.58	$11.12
Value at end of period	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	167,505	62,812	108
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.76	$14.48
Value at end of period	$7.80	$13.76
Number of accumulation units outstanding at end of period	188,321	76,716
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.87	$18.36	$15.47	$15.40
Value at end of period	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	25,956	13,793	76	13

CFI 32

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$17.28	$15.77	$13.96	$13.19	$11.67
Value at end of period	$9.95	$17.28	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	289,013	200,701	71	264,015	113,711
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.21
Value at end of period	$6.33
Number of accumulation units outstanding at end of period	54,110
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.69
Value at end of period	$6.83
Number of accumulation units outstanding at end of period	398
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.10	$15.41
Value at end of period	$8.47	$14.10
Number of accumulation units outstanding at end of period	52,012	14,977
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.18	$14.20
Value at end of period	$7.92	$13.18
Number of accumulation units outstanding at end of period	54,022	12,432
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.61	$14.99	$12.98	$12.84
Value at end of period	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	24,161	4,642	75	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.50	$12.11	$10.78	$10.57
Value at end of period	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	895,039	177,948	132	21
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.22
Value at end of period	$8.88
Number of accumulation units outstanding at end of period	8,131
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.83
Value at end of period	$6.81
Number of accumulation units outstanding at end of period	27
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$20.38
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	306

CFI 33

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.94
Value at end of period	$5.39
Number of accumulation units outstanding at end of period	172
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.71	$15.67	$14.01	$12.98	$11.17
Value at end of period	$9.50	$15.71	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	295,857	114,200	135	91,601	27,640
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.32
Value at end of period	$7.01
Number of accumulation units outstanding at end of period	1,041
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.45	$15.10	$12.64	$11.96
Value at end of period	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	163,521	101,026	88	14
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.85	$10.00
Value at end of period	$5.73	$9.85
Number of accumulation units outstanding at end of period	12,542	1,407
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$70.40	$52.76	$39.59
Value at end of period	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.33	$13.53	$11.96
Value at end of period	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	1,170	87	83
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.94	$12.77	$11.52
Value at end of period	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	9,208	2,128	86
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.24	$11.58
Value at end of period	$11.34	$12.24
Number of accumulation units outstanding at end of period	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.81	$13.42
Value at end of period	$5.34	$12.81
Number of accumulation units outstanding at end of period	28,966	6,877

CFI 34

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.43	$12.73
Value at end of period	$8.00	$12.43
Number of accumulation units outstanding at end of period	42,787	36,834
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.64
Value at end of period	$6.21
Number of accumulation units outstanding at end of period	154
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.39
Value at end of period	$5.48
Number of accumulation units outstanding at end of period	88
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.39	$21.26
Value at end of period	$22.66	$21.39
Number of accumulation units outstanding at end of period	48,185	14,707
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.68
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.15	$13.71	$12.40	$11.79
Value at end of period	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	250,525	173,779	231	15
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.55	$11.06
Value at end of period	$5.72	$10.55
Number of accumulation units outstanding at end of period	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.46	$17.81
Value at end of period	$8.36	$16.46
Number of accumulation units outstanding at end of period	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.60	$15.64
Value at end of period	$8.78	$14.60
Number of accumulation units outstanding at end of period	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.68	$13.21	$11.52
Value at end of period	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	154,599	77,601	85

CFI 35

Condensed Financial Information (continued)

TABLE 5

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.40	$12.78
Value at end of period	$7.10	$12.40
Number of accumulation units outstanding at end of period	16,872	9,071
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.44	$11.70
Value at end of period	$7.96	$11.44
Number of accumulation units outstanding at end of period	14,950	11,140
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.74
Value at end of period	$5.81
Number of accumulation units outstanding at end of period	32
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.59	$19.14	$17.66	$16.79	$15.57	$14.20
Value at end of period	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57
Number of accumulation units outstanding at end of period	5,471	1,199	97,691	100,951	91,689	65,250
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.95	$16.85	$13.88	$12.84
Value at end of period	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	39,584	26,260	9,813	7,842
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.99	$23.65
Value at end of period	$15.63	$22.99
Number of accumulation units outstanding at end of period	23,182	20,060
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$36.14	$30.86	$27.73	$23.81	$20.70	$18.01
Value at end of period	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70
Number of accumulation units outstanding at end of period	150,860	86,087	774,715	669,414	478,760	350,626
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$25.04	$24.76	$20.69	$19.62	$17.66	$15.16
Value at end of period	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66
Number of accumulation units outstanding at end of period	125,190	118,401	531,263	525,707	365,387	282,497
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.47	$24.14
Value at end of period	$12.35	$23.47
Number of accumulation units outstanding at end of period	59,880	31,461

CFI 36

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.75	$25.32
Value at end of period	$13.85	$24.75
Number of accumulation units outstanding at end of period	14,940	4,118
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.59	$18.93
Value at end of period	$12.40	$18.59
Number of accumulation units outstanding at end of period	27,274	14,164
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.04
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	3,433
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.04	$15.26
Value at end of period	$7.49	$14.04
Number of accumulation units outstanding at end of period	2,856	1,563
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.62	$17.03
Value at end of period	$10.43	$16.62
Number of accumulation units outstanding at end of period	9,407	3,366
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.84	$16.28
Value at end of period	$11.58	$15.84
Number of accumulation units outstanding at end of period	10,979	1,764
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$20.15	$19.03
Value at end of period	$11.31	$20.15
Number of accumulation units outstanding at end of period	59,974	37,480
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during August 2003)
Value at beginning of period	$22.60	$21.49	$19.62	$18.89	$17.34	$15.77
Value at end of period	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34
Number of accumulation units outstanding at end of period	22,300	17,237	231,588	228,347	174,003	113,358
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.01	$11.25
Value at end of period	$6.46	$11.01
Number of accumulation units outstanding at end of period	1,863	1,250
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.20	$19.68
Value at end of period	$11.23	$19.20
Number of accumulation units outstanding at end of period	45,355	5,573

CFI 37

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.28	$5.50
Value at end of period	$3.17	$5.28
Number of accumulation units outstanding at end of period	80,421	56,970
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.49	$10.70
Value at end of period	$6.38	$10.49
Number of accumulation units outstanding at end of period	83,057	18,428
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.13	$12.37	$10.43
Value at end of period	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	32,634	3,913	4,012
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.43
Value at end of period	$6.82
Number of accumulation units outstanding at end of period	378
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.13	$22.47
Value at end of period	$13.40	$22.13
Number of accumulation units outstanding at end of period	11,013	3,541
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.82	$13.89
Value at end of period	$9.82	$13.82
Number of accumulation units outstanding at end of period	16,027	7,533
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.11	$13.25	$12.59
Value at end of period	$9.16	$10.13	$13.25
Number of accumulation units outstanding at end of period	5,152	2,466	144
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	101,467
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.59	$13.63
Value at end of period	$7.99	$13.59
Number of accumulation units outstanding at end of period	174,591	95,416
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.73	$17.51	$15.40	$14.30	$13.24	$11.55
Value at end of period	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24
Number of accumulation units outstanding at end of period	27,237	19,092	232,598	215,710	209,927	185,235
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.84	$11.00
Value at end of period	$6.08	$10.84
Number of accumulation units outstanding at end of period	8,249	7,113

CFI 38

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.77	$12.00
Value at end of period	$6.59	$11.77
Number of accumulation units outstanding at end of period	4,425	1,835
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$24.64	$23.55	$20.64	$19.66	$17.85	$15.70
Value at end of period	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85
Number of accumulation units outstanding at end of period	103,897	89,908	518,308	507,655	466,832	401,591
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$25.15	$23.93	$21.95	$19.83	$17.08	$14.67
Value at end of period	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08
Number of accumulation units outstanding at end of period	180,886	133,179	247,354	273,044	149,928	98,071
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.61	$18.85	$16.63	$16.06
Value at end of period	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	102,558	78,994	1,594	2,436
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.95	$17.95	$17.32	$17.41
Value at end of period	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	59,371	39,363	2,902	5,538
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.74
Value at end of period	$5.95
Number of accumulation units outstanding at end of period	920
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.40	$17.17	$13.32	$12.22	$10.45	$8.69
Value at end of period	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45
Number of accumulation units outstanding at end of period	151,769	124,250	233,174	240,381	75,770	44,119
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.58
Value at end of period	$5.82
Number of accumulation units outstanding at end of period	2,332
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$25.15	$19.93
Value at end of period	$12.21	$25.15
Number of accumulation units outstanding at end of period	13,533	7,534
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.34	$18.69
Value at end of period	$12.23	$18.34
Number of accumulation units outstanding at end of period	14,212	5,083

CFI 39

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.92	$13.51
Value at end of period	$9.02	$12.92
Number of accumulation units outstanding at end of period	1,587	813
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.15	$12.36
Value at end of period	$6.72	$11.15
Number of accumulation units outstanding at end of period	1,409	206
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.75	$11.99	$10.91	$9.83	$9.00	$7.80
Value at end of period	$7.11	$11.75	$11.99	$10.91	$9.83	$9.00
Number of accumulation units outstanding at end of period	31,152	22,319	357,093	354,299	325,709	294,978
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.47	$12.25
Value at end of period	$5.09	$11.47
Number of accumulation units outstanding at end of period	9,727	3,426
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.86
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	1,778
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.28	$11.19
Value at end of period	$7.15	$11.28
Number of accumulation units outstanding at end of period	55,548	21,311
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.60
Number of accumulation units outstanding at end of period	8,684
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.55	$19.05
Value at end of period	$9.33	$18.55
Number of accumulation units outstanding at end of period	9,401	5,407
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.78	$15.23	$13.66	$13.60
Value at end of period	$12.20	$15.78	$15.23	$13.66
Number of accumulation units outstanding at end of period	20,096	6,013	1,731	277
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$18.97	$14.95	$12.51
Value at end of period	$11.77	$18.97	$14.95
Number of accumulation units outstanding at end of period	23,010	13,930	101

CFI 40

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.65	$15.32
Value at end of period	$9.72	$15.65
Number of accumulation units outstanding at end of period	14,662	5,142
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.81	$14.71
Value at end of period	$15.14	$14.81
Number of accumulation units outstanding at end of period	254,245	129,806
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.40	$11.64
Value at end of period	$5.53	$11.40
Number of accumulation units outstanding at end of period	529	621
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.64	$15.15
Value at end of period	$8.70	$14.64
Number of accumulation units outstanding at end of period	198,508	90,445
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.13	$13.49
Value at end of period	$8.02	$13.13
Number of accumulation units outstanding at end of period	4,379	1,653
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.80	$11.74	$10.19	$10.01
Value at end of period	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	110,126	37,380	569,482	519,153
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.80	$16.86	$16.49	$15.14	$14.18	$12.58
Value at end of period	$11.03	$19.80	$16.86	$16.49	$15.14	$14.18
Number of accumulation units outstanding at end of period	105,725	108,219	398,448	423,077	299,122	277,097
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.08	$24.14
Value at end of period	$15.44	$24.08
Number of accumulation units outstanding at end of period	17,463	5,694
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.72	$11.77
Value at end of period	$9.04	$11.72
Number of accumulation units outstanding at end of period	10,278	7,059
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.32	$13.01
Value at end of period	$13.24	$13.32
Number of accumulation units outstanding at end of period	315,702	97,501

CFI 41

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.24	$9.42
Value at end of period	$6.43	$9.24
Number of accumulation units outstanding at end of period	220,248	68,139
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.39	$10.86	$10.54
Value at end of period	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	8,761	4,202	118
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.24	$10.64	$10.28
Value at end of period	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	3,690	3,977	200
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.22	$11.33
Value at end of period	$7.50	$11.22
Number of accumulation units outstanding at end of period	37,964	20,338
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09
Value at end of period	$6.66
Number of accumulation units outstanding at end of period	1,507
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.57
Value at end of period	$5.95
Number of accumulation units outstanding at end of period	379
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.72
Value at end of period	$6.99
Number of accumulation units outstanding at end of period	505
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.21	$9.31	$8.30	$7.64	$6.96	$5.90
Value at end of period	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96
Number of accumulation units outstanding at end of period	11,905	8,290	54,942	78,167	78,599	49,377
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$31.63	$29.99	$25.78	$23.47	$20.60	$17.85
Value at end of period	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60
Number of accumulation units outstanding at end of period	48,123	49,601	264,700	275,222	219,573	196,624
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.35	$12.51
Value at end of period	$9.00	$12.35
Number of accumulation units outstanding at end of period	31,167	438

CFI 42

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.82	$13.08
Value at end of period	$8.45	$12.82
Number of accumulation units outstanding at end of period	45,788	7,856
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.27	$13.58
Value at end of period	$8.33	$13.27
Number of accumulation units outstanding at end of period	30,562	3,338
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.69	$14.03
Value at end of period	$8.20	$13.69
Number of accumulation units outstanding at end of period	20,619	441
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.61	$11.66
Value at end of period	$9.64	$11.61
Number of accumulation units outstanding at end of period	1,170	378
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.85	$14.05	$11.48	$11.16
Value at end of period	$8.68	$13.85		$11.48
Number of accumulation units outstanding at end of period	913	108		31
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.37	$18.38	$17.03	$16.47	$15.31	$14.11
Value at end of period	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31
Number of accumulation units outstanding at end of period	52,219	65,929	113,364	123,459	65,778	59,349
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.71	$19.79	$17.56	$16.60	$14.88	$13.21
Value at end of period	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88
Number of accumulation units outstanding at end of period	24,459	15,919	136,575	113,931	78,332	66,223
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.79	$18.84	$17.01	$16.31	$14.86	$13.43
Value at end of period	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86
Number of accumulation units outstanding at end of period	59,917	67,164	340,525	330,100	225,213	184,581
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.05	$13.19
Value at end of period	$9.43	$13.05
Number of accumulation units outstanding at end of period	80,885	37,437
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.72	$14.02	$11.18	$10.55
Value at end of period	$7.77	$13.72		$11.18
Number of accumulation units outstanding at end of period	102,984	55,809		16

CFI 43

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.78	$18.30	$16.20
Value at end of period	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	20,903	5,556	589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$26.09	$23.83	$21.12	$19.97	$18.23	$16.07
Value at end of period	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23
Number of accumulation units outstanding at end of period	88,084	16,767	222,140	217,509	182,857	134,385
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.21
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	17,868
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.34	$11.64
Value at end of period	$6.82	$11.34
Number of accumulation units outstanding at end of period	1,758	404
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.51	$19.20	$16.50	$16.31	$14.51	$12.99
Value at end of period	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51
Number of accumulation units outstanding at end of period	9,542	7,893	121,359	124,241	117,535	105,145
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.13	$13.03	$11.42	$10.49	$9.18	$8.20
Value at end of period	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18
Number of accumulation units outstanding at end of period	5,858	6,011	106,062	99,660	82,380	66,039
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.55
Number of accumulation units outstanding at end of period	160
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.52	$15.04
Value at end of period	$9.19	$14.52
Number of accumulation units outstanding at end of period	11,514	7,932
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.85	$12.71
Value at end of period	$9.81	$12.85
Number of accumulation units outstanding at end of period	80,135	52,484
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.11	$13.43
Value at end of period	$8.85	$13.11
Number of accumulation units outstanding at end of period	5,169	2,053

CFI 44

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.14	$10.36
Value at end of period	$6.79	$10.14
Number of accumulation units outstanding at end of period	505	216
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.79	$9.30
Value at end of period	$5.38	$8.79
Number of accumulation units outstanding at end of period	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.15
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	14
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.61	$16.23
Value at end of period	$9.43	$15.61
Number of accumulation units outstanding at end of period	23,024	7,888
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.50	$12.12
Value at end of period	$7.00	$11.50
Number of accumulation units outstanding at end of period	3,468	2,423
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.39	$15.06	$12.61	$12.09
Value at end of period	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	24,554	22,131	10,731	9,163
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.85	$10.24
Value at end of period	$5.72	$9.85
Number of accumulation units outstanding at end of period	605	133
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$69.89	$71.03
Value at end of period	$36.18	$69.89
Number of accumulation units outstanding at end of period	43,790	34,935
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.29	$13.85
Value at end of period	$8.23	$13.29
Number of accumulation units outstanding at end of period	3,435	1,759
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.83	$13.92
Value at end of period	$9.55	$13.83
Number of accumulation units outstanding at end of period	39,453	41,504

CFI 45

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.19	$11.07	$11.03	$11.19
Value at end of period	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	173,754	70,439	1,461	1,597
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.80	$11.71
Value at end of period	$5.33	$12.80
Number of accumulation units outstanding at end of period	14,770	12,036
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.38	$11.75	$10.87	$10.78
Value at end of period	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	11,734	8,294	129	129
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.49
Value at end of period	$6.21
Number of accumulation units outstanding at end of period	391
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.63
Value at end of period	$5.48
Number of accumulation units outstanding at end of period	2,903
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$21.25	$20.22
Value at end of period	$22.49	$21.25
Number of accumulation units outstanding at end of period	114,313	47,534
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.96
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	1,903
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.10	$13.67	$12.38	$11.77
Value at end of period	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	80,865	49,918	12,388	9,289
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.54	$10.28
Value at end of period	$5.71	$10.54
Number of accumulation units outstanding at end of period	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.40	$17.07
Value at end of period	$8.32	$16.40
Number of accumulation units outstanding at end of period	20,392	13,552

CFI 46

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.55	$14.86
Value at end of period	$8.74	$14.55
Number of accumulation units outstanding at end of period	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.63	$13.17	$11.21	$11.15
Value at end of period	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	52,509	42,462	1,659	500

TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period		$13.64	$12.59	$11.97	$11.11	$9.35	$10.694	$11.543	$11.970	$10.714
Value at end of period		$13.95	$13.64	$12.59	$11.97	$11.11	$9.35	$10.694	$11.543	$11.970
Number of accumulation units outstanding at end of period		0	64	254	23,627	20,774	86,065	65,635	43,992	26,121
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195	$14.194	$11.475
Value at end of period	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195	$14.194
Number of accumulation units outstanding at end of period	1,473	1,482	1,599	1,665	659,807	480,452	762,484	591,945	367,939	268,570
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389	$10.552	$9.968
Value at end of period	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389	$10.552
Number of accumulation units outstanding at end of period	47	47	221	216	314,974	210,213	464,506	325,194	162,442	110,939
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76	$16.655	$13.493
Value at end of period	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76	$16.655
Number of accumulation units outstanding at end of period	278	278	524	487	559,933	481,243	362,534	280,104	130,483	65,561
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799	$13.41	$10.647
Value at end of period	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799	$13.41
Number of accumulation units outstanding at end of period	16	16	16	44	44,140	45,980	26,911	20,632	11,728	8,158
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943	$12.064	$10.747
Value at end of period	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943	$12.064
Number of accumulation units outstanding at end of period	37	37	39	39	113,110	95,340	208,793	174,642	106,920	80,717
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.49	$10.69
Value at end of period	$6.38	$10.49
Number of accumulation units outstanding at end of period	1,200	1,201

CFI 47

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.58	$9.69
Value at end of period	$7.98	$13.58
Number of accumulation units outstanding at end of period	210	210
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518	$11.867	$10.152
Value at end of period	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518	$11.867
Number of accumulation units outstanding at end of period	2,983	3,132	3,605	3,751	445,802	463,259	768,288	847,662	396,366	348,478
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618	$13.991	$11.307
Value at end of period	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618	$13.991
Number of accumulation units outstanding at end of period	721	711	730	716	423,974	401,289	868,406	677,370	398,208	226,927
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348	$10.396	$10.455
Value at end of period	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348	$10.396
Number of accumulation units outstanding at end of period	809	767	745	704	172,294	140,681	146,054	91,516	20,187	19,693
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.07	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716	$16.525	$11.002
Value at end of period	$6.10	$10.07	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716	$16.525
Number of accumulation units outstanding at end of period	869	870	870	870	89,165	103,792	371,888	329,340	194,901	128,507
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413	$10.777	$10.706
Value at end of period	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413	$10.777
Number of accumulation units outstanding at end of period	335	54	54	54	99,433	109,629	132,966	106,827	28,641	41,969
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.62	$13.78	$11.73	$10.03
Value at end of period	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	2,187	2,211	2,750	2,877
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.90	$10.88	$10.08	$9.89
Value at end of period	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	11	11	11	50
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.55	$10.69	$10.46	$9.61	$9.00	$6.94	$9.808	$13.509	$15.412	$11.47
Value at end of period	$6.99	$12.55	$10.69	$10.46	$9.61	$9.00	$6.94	$9.808	$13.509	$15.412
Number of accumulation units outstanding at end of period	78	78	78	78	116,595	125,310	436,608	352,266	236,124	134,661
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$15.82	$15.42	$13.35	$12.53	$11.43	$9.21	$12.502	$13.895	$12.665	$12.467
Value at end of period	$10.14	$15.82	$15.42	$13.35	$12.53	$11.43	$9.21	$12.502	$13.895	$12.665
Number of accumulation units outstanding at end of period	124	124	61	58	21,558	23,686	29,195	29,098	9,566	10,293
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699	$11.953	$9.176
Value at end of period	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699	$11.953
Number of accumulation units outstanding at end of period	454	454	454	475	91,184	101,741	304,893	210,231	122,374	63,697
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204	$10.738	$10.103
Value at end of period	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204	$10.738
Number of accumulation units outstanding at end of period	21	21	21	21	9,124	11,019	77,971	67,498	45,064	32,691
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749	$10.752	$9.80
Value at end of period	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749	$10.752
Number of accumulation units outstanding at end of period	34	34	34	34	7,732	10,544	232,498	190,722	140,545	111,369

CFI 48

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.70	$12.14	$11.17	$9.81
Value at end of period	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	892	841	952	951
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399	$13.464	$11.057
Value at end of period	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399	$13.464
Number of accumulation units outstanding at end of period	361	361	558	532	90,993	83,327	213,155	184,736	103,238	79,777
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	153
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838	$15.809	$10.673
Value at end of period	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838	$15.809
Number of accumulation units outstanding at end of period	6	6	78	78	22,876	26,301	156,206	131,701	69,690	36,972
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42	$13.061	$10.577
Value at end of period	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42	$13.061
Number of accumulation units outstanding at end of period	849	848	851	957	45,064	47,768	106,181	108,893	63,659	50,332
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.45	$12.07	$10.76	$9.99
Value at end of period	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	147	183	183	313
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$69.63	$69.63
Value at end of period	$36.02	$69.63
Number of accumulation units outstanding at end of period	82	82
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.80	$12.80
Value at end of period	$5.32	$12.80
Number of accumulation units outstanding at end of period	448	448

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

	2008	2007

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.50	$14.08
Value at end of period	$7.73	$13.50
Number of accumulation units outstanding at end of period	508	508

CFI 49

	Condensed Financial Information (continued)

	2008	2007

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.75	$15.14
Value at end of period	$10.25	$14.75
Number of accumulation units outstanding at end of period	6,661	6,791
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.04	$20.59
Value at end of period	$11.85	$20.04
Number of accumulation units outstanding at end of period	2,625	1,529
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.14	$20.57
Value at end of period	$11.52	$20.14
Number of accumulation units outstanding at end of period	32,696	32,816
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.05	$15.59
Value at end of period	$8.59	$15.05
Number of accumulation units outstanding at end of period	10,202	11,884
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.57	$14.08
Value at end of period	$7.13	$13.57
Number of accumulation units outstanding at end of period	34,308	30,699
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.08	$20.78
Value at end of period	$11.23	$20.08
Number of accumulation units outstanding at end of period	1,976	2,112
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.67	$19.24
Value at end of period	$12.44	$18.67
Number of accumulation units outstanding at end of period	765	1,208
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.95	$16.49
Value at end of period	$11.65	$15.95
Number of accumulation units outstanding at end of period	430	1,294
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.24	$20.84
Value at end of period	$11.35	$20.24
Number of accumulation units outstanding at end of period	135	130
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.08	$14.16
Value at end of period	$10.07	$14.08
Number of accumulation units outstanding at end of period	4,785	5,536
CFI 50

Condensed Financial Information (continued)

	2008	2007

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.33	$19.92
Value at end of period	$11.30	$19.33
Number of accumulation units outstanding at end of period	3,250	3,125
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.63	$13.25
Value at end of period	$7.56	$12.63
Number of accumulation units outstanding at end of period	17,700	10,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.47	$10.88
Value at end of period	$6.36	$10.47
Number of accumulation units outstanding at end of period	9,968	12,437
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.12	$11.40
Value at end of period	$6.19	$10.12
Number of accumulation units outstanding at end of period	296	1,400
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.31	$22.82
Value at end of period	$13.49	$22.31
Number of accumulation units outstanding at end of period	2	1,112
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.82	$13.95
Value at end of period	$9.80	$13.82
Number of accumulation units outstanding at end of period	1,060	170
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	304
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.58	$13.73
Value at end of period	$7.97	$13.58
Number of accumulation units outstanding at end of period	15,021	9,681
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.89	$13.21
Value at end of period	$8.00	$12.89
Number of accumulation units outstanding at end of period	116,295	136,242
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.65	$10.81
Value at end of period	$5.96	$10.65
Number of accumulation units outstanding at end of period	671	578

CFI 51

Condensed Financial Information (continued)

	2008	2007

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.75	$12.44
Value at end of period	$6.57	$11.75
Number of accumulation units outstanding at end of period	509	1,222
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.52	$13.68
Value at end of period	$8.45	$13.52
Number of accumulation units outstanding at end of period	31,938	31,688
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.47	$18.12
Value at end of period	$10.85	$17.47
Number of accumulation units outstanding at end of period	7,251	8,243
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.79	$17.68
Value at end of period	$11.10	$16.79
Number of accumulation units outstanding at end of period	5,167	6,417
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.83	$13.75
Value at end of period	$12.59	$13.83
Number of accumulation units outstanding at end of period	5,086	4,972
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.28	$19.77
Value at end of period	$10.98	$19.28
Number of accumulation units outstanding at end of period	2,214	3,704
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$25.14	$25.81
Value at end of period	$12.19	$25.14
Number of accumulation units outstanding at end of period	1,880	2,999
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.47	$18.94
Value at end of period	$12.30	$18.47
Number of accumulation units outstanding at end of period	355	679
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.91	$13.66
Value at end of period	$9.00	$12.91
Number of accumulation units outstanding at end of period	0	720
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.80	$12.25
Value at end of period	$7.14	$11.80
Number of accumulation units outstanding at end of period	17,120	15,848

CFI 52

	Condensed Financial Information (continued)

	2008	2007

ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.26	$11.56
Value at end of period	$7.13	$11.26
Number of accumulation units outstanding at end of period	7,208	10,303
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.60
Number of accumulation units outstanding at end of period	1,340
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.60	$14.04
Value at end of period	$8.08	$13.60
Number of accumulation units outstanding at end of period	0	1,093
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.54	$19.46
Value at end of period	$9.31	$18.54
Number of accumulation units outstanding at end of period	39	10
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.96	$18.98
Value at end of period	$11.75	$18.96
Number of accumulation units outstanding at end of period	4,578	3,861
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.22	$17.00
Value at end of period	$10.69	$17.22
Number of accumulation units outstanding at end of period	1,706	1,310
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.77	$11.69
Value at end of period	$12.02	$11.77
Number of accumulation units outstanding at end of period	15,309	1,313
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.64	$15.30
Value at end of period	$8.70	$14.64
Number of accumulation units outstanding at end of period	40,030	42,288
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.80	$11.76
Value at end of period	$9.92	$11.80
Number of accumulation units outstanding at end of period	3,689	4,775
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.43	$12.56
Value at end of period	$6.92	$12.43
Number of accumulation units outstanding at end of period	16,691	18,561

CFI 53

	Condensed Financial Information (continued)

	2008	2007

ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.35	$12.48
Value at end of period	$7.91	$12.35
Number of accumulation units outstanding at end of period	136	825
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.72	$11.80
Value at end of period	$9.03	$11.72
Number of accumulation units outstanding at end of period	289	252
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.42	$13.15
Value at end of period	$13.32	$13.42
Number of accumulation units outstanding at end of period	3,486	5,715
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.23	$9.45
Value at end of period	$6.42	$9.23
Number of accumulation units outstanding at end of period	226	1,744
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.23	$11.39
Value at end of period	$7.89	$11.23
Number of accumulation units outstanding at end of period	29	15
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.21	$11.71
Value at end of period	$7.48	$11.21
Number of accumulation units outstanding at end of period	2,908	4,081
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.00	$10.74
Value at end of period	$7.17	$11.00
Number of accumulation units outstanding at end of period	4,355	2,935
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.93	$17.53
Value at end of period	$11.61	$16.93
Number of accumulation units outstanding at end of period	8,401	7,177
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.34	$12.59
Value at end of period	$8.98	$12.34
Number of accumulation units outstanding at end of period	145	102
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.26	$13.69
Value at end of period	$8.31	$13.26
Number of accumulation units outstanding at end of period	1,512	618

CFI 54

Condensed Financial Information (continued)

	2008	2007

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.68	$14.17
Value at end of period	$8.19	$13.68
Number of accumulation units outstanding at end of period	743	1,444
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.67	$13.71
Value at end of period	$10.40	$13.67
Number of accumulation units outstanding at end of period	192	148
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.54	$14.76
Value at end of period	$9.25	$14.54
Number of accumulation units outstanding at end of period	4,072	3,092
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.59
Value at end of period	$9.78
Number of accumulation units outstanding at end of period	428
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.72	$14.12
Value at end of period	$7.76	$13.72
Number of accumulation units outstanding at end of period	113,452	108,491
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.26
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	147
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.89	$15.33
Value at end of period	$8.56	$14.89
Number of accumulation units outstanding at end of period	5,578	6,007
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	14,278
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.38	$12.91
Value at end of period	$7.42	$12.38
Number of accumulation units outstanding at end of period	4,690	6,245
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.29	$13.97
Value at end of period	$7.97	$13.29
Number of accumulation units outstanding at end of period	5,756	5,062

CFI 55

	Condensed Financial Information (continued)

	2008	2007

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.63	$15.26
Value at end of period	$9.24	$14.63
Number of accumulation units outstanding at end of period	2,908	2,654
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.72	$12.74
Value at end of period	$9.50	$12.46
Number of accumulation units outstanding at end of period	11,393	11,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.10	$13.46
Value at end of period	$8.84	$13.10
Number of accumulation units outstanding at end of period	222	208
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.12	$10.44
Value at end of period	$6.77	$10.12
Number of accumulation units outstanding at end of period	0	1,306
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.47	$18.30
Value at end of period	$10.54	$17.47
Number of accumulation units outstanding at end of period	1,924	2,766
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.46	$17.46
Value at end of period	$10.80	$17.46
Number of accumulation units outstanding at end of period	1,565	1,068
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.84	$10.21
Value at end of period	$5.71	$9.84
Number of accumulation units outstanding at end of period	0	6
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$67.84	$70.32
Value at end of period	$35.08	$67.84
Number of accumulation units outstanding at end of period	2,787	2,725
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.28	$13.97
Value at end of period	$8.22	$13.28
Number of accumulation units outstanding at end of period	0	624
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.64
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	1,297

CFI 56

	Condensed Financial Information (continued)

	2008	2007

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.79	$13.33
Value at end of period	$5.32	$12.79
Number of accumulation units outstanding at end of period	3,144	7,708
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.12	$14.24
Value at end of period	$14.93	$14.12
Number of accumulation units outstanding at end of period	1,611	1,355
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.16	$15.73
Value at end of period	$9.19	$15.16
Number of accumulation units outstanding at end of period	520	1,842
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.53	$10.70
Value at end of period	$5.70	$10.53
Number of accumulation units outstanding at end of period	2,057	1,588
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.47	$17.41
Value at end of period	$8.35	$16.47
Number of accumulation units outstanding at end of period	1,284	1,115
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.61	$15.05
Value at end of period	$8.77	$14.61
Number of accumulation units outstanding at end of period	0	668
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.69	$14.10
Value at end of period	$9.10	$13.69
Number of accumulation units outstanding at end of period	18	795

TABLE 8

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245	$13.82	$10.908
Value at end of period	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245	$13.82
Number of accumulation units outstanding at end of period	22,322	23,869	29,708	18,183	9,071	12,055	13,895	10,960	12,515	48
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004	$11.773	$10.229
Value at end of period	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004	$11.773
Number of accumulation units outstanding at end of period	54,037	83,014	72,306	31,974	38,655	42,326	53,745	47,386	48,445	880

CFI 57

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513	$11.951	$11.207
Value at end of period	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513	$11.951
Number of accumulation units outstanding at end of period	9,755	10,847	16,084	16,449	10,433	10,936	10,774	12,083	11,184	13,438
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.49
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	1,035
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.84	$16.78	$13.85	$11.50	$10.83
Value at end of period	$11.73	$19.84	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	119,192	15,260	5,303	3,094	917
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.74	$24.88	$20.60	$18.76	$16.77
Value at end of period	$15.43	$22.74	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	19,571	20,435	9,643	1,164	1,086
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16	$14.171	$12.452
Value at end of period	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16	$14.171
Number of accumulation units outstanding at end of period	360,449	450,147	510,357	417,525	241,304	224,548	192,813	108,307	123,644	119,841
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36	$10.535	$10.462
Value at end of period	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36	$10.535
Number of accumulation units outstanding at end of period	142,179	220,782	233,513	215,262	162,011	155,450	125,948	59,830	55,911	65,154
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721	$16.628	$14.192
Value at end of period	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721	$16.628
Number of accumulation units outstanding at end of period	227,708	306,986	314,560	318,529	241,508	248,666	225,787	133,395	151,952	129,223
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771	$13.389	$11.159
Value at end of period	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771	$13.389
Number of accumulation units outstanding at end of period	19,242	40,120	43,549	30,483	13,037	13,808	8,450	8,801	8,239	8,971
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32	$10.88
Value at end of period	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32
Number of accumulation units outstanding at end of period	32,066	53,116	48,456	39,003	32,877	13,337	14,424
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.82
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	70
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.98	$12.68	$12.53	$13.03
Value at end of period	$7.45	$13.98	$12.68	$12.53
Number of accumulation units outstanding at end of period	1,450	2,548	175	760
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.47	$16.90	$14.24	$14.14	$12.92	$11.49
Value at end of period	$10.32	$16.47	$16.90	$14.24	$14.14	$12.92
Number of accumulation units outstanding at end of period	655	1,796	2,314	2,315	2,306	2,305
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12	$7.97
Value at end of period	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12
Number of accumulation units outstanding at end of period	1,742	2,421	15,311	15,175	2,259	2,154	280

CFI 58

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$20.04	$17.30	$13.46	$11.46
Value at end of period	$11.23	$20.04	$17.30	$13.46
Number of accumulation units outstanding at end of period	22,345	23,727	14,691	4,471
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912	$12.045	$11.266
Value at end of period	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912	$12.045
Number of accumulation units outstanding at end of period	136,408	184,244	219,574	213,653	166,906	171,664	182,935	179,400	197,183	237,142
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.98	$10.76
Value at end of period	$6.44	$10.98
Number of accumulation units outstanding at end of period	955	602
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73	$8.69
Value at end of period	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73
Number of accumulation units outstanding at end of period	37,115	13,143	9,600	5,762	5,640	1,180	237
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857	$10.445
Value at end of period	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857
Number of accumulation units outstanding at end of period	92,627	104,938	145,212	123,809	66,808	76,442	32,441	14,659	0
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.48	$10.69
Value at end of period	$6.36	$10.48
Number of accumulation units outstanding at end of period	74,988	77,283
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.11	$12.36	$10.05
Value at end of period	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	15,437	5,402	6,699
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.36	$10.11	$9.45
Value at end of period	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	882	475	215
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.93	$21.17	$18.70	$18.10	$16.78	$12.97
Value at end of period	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78
Number of accumulation units outstanding at end of period	6,105	2,921	1,901	885	1,372	622
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.77	$12.75	$11.26	$10.68
Value at end of period	$9.77	$13.77	$12.75	$11.26
Number of accumulation units outstanding at end of period	4,760	855	2,021	187
ING FMRSM DIVERSIIED MID CAP PORTFOLIO
Value at beginning of period	$12.05	$13.22	$11.88	$11.44
Value at end of period	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	4,421	2,203	236	640
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	43,651

CFI 59

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.57	$9.69
Value at end of period	$7.96	$13.57
Number of accumulation units outstanding at end of period	68,665	29,703
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49	$11.847	$10.922
Value at end of period	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49	$11.847
Number of accumulation units outstanding at end of period	591,777	505,931	668,813	772,965	555,941	655,875	739,043	928,095	1,009,352	1,191,861
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.50
Value at end of period	$6.67
Number of accumulation units outstanding at end of period	3
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.84	$11.00
Value at end of period	$6.06	$10.84
Number of accumulation units outstanding at end of period	5,622	10,063
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.74	$10.92	$10.01
Value at end of period	$6.56	$11.74	$10.92
Number of accumulation units outstanding at end of period	340	850	340
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585	$13.968	$12.633
Value at end of period	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585	$13.968
Number of accumulation units outstanding at end of period	143,761	300,305	356,781	301,429	223,077	239,180	219,826	144,313	134,831	107,027
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379	$12.896	$11.478
Value at end of period	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379	$12.896
Number of accumulation units outstanding at end of period	88,402	126,731	167,493	148,662	94,686	81,313	64,816	15,015	7,716	60
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29	$10.898	$10.15	$9.235
Value at end of period	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29	$10.022	$10.15
Number of accumulation units outstanding at end of period	43,828	46,893	71,347	73,546	36,943	30,179	16,913	3,235	0	70
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318	$10.38	$10.419
Value at end of period	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318	$10.38
Number of accumulation units outstanding at end of period	233,535	139,784	136,970	131,320	80,640	83,138	112,073	48,531	34,829	31,523
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06	$9.49
Value at end of period	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06
Number of accumulation units outstanding at end of period	45,852	63,875	52,807	25,955	25,882	22,632	20,120
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.81
Value at end of period	$5.80
Number of accumulation units outstanding at end of period	825
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.05	$18.19	$13.47	$11.59
Value at end of period	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	7,316	7,775	4,757	1,241

CFI 60

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.18	$17.87	$15.42	$14.29	$11.91	$10.33
Value at end of period	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91
Number of accumulation units outstanding at end of period	21,652	14,566	24,895	6,592	707	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.87	$13.16	$12.86
Value at end of period	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	583	452	179
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.12	$11.31
Value at end of period	$6.69	$11.12
Number of accumulation units outstanding at end of period	551	40
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.97	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686	$16.499	$12.327
Value at end of period	$6.03	$9.97	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686	$16.499
Number of accumulation units outstanding at end of period	125,345	84,145	87,304	97,973	75,108	76,488	82,819	91,406	101,007	103,358
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.42	$11.73
Value at end of period	$5.06	$11.42
Number of accumulation units outstanding at end of period	2,883	2,872
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.64
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	2,256
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.25	$10.52
Value at end of period	$7.12	$11.25
Number of accumulation units outstanding at end of period	119,097	298,645
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.60
Number of accumulation units outstanding at end of period	6,014
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.47	$15.40	$14.92
Value at end of period	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	4,315	191	1,608
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.67	$15.15	$13.61	$13.30	$12.03	$11.35
Value at end of period	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03
Number of accumulation units outstanding at end of period	3,330	2,214	5,365	22,241	16,880	3,682
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.89	$14.91	$13.72
Value at end of period	$11.70	$18.89	$14.91
Number of accumulation units outstanding at end of period	5,849	6,748	205
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99	$8.92
Value at end of period	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99
Number of accumulation units outstanding at end of period	8,423	21,838	14,505	14,359	15,350	8,675	7,045

CFI 61

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383	$10.76	$10.669
Value at end of period	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383	$10.76
Number of accumulation units outstanding at end of period	248,143	240,415	282,543	208,749	161,940	156,245	151,212	38,644	48,060	67,587
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.37	$11.83
Value at end of period	$5.51	$11.37
Number of accumulation units outstanding at end of period	2,610	2,920
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.58	$14.26	$12.18	$10.13
Value at end of period	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	334,132	680,701	710,322	208,526
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.07	$12.26
Value at end of period	$7.97	$13.07
Number of accumulation units outstanding at end of period	1,252	788
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.87	$10.86	$10.17	$10.00
Value at end of period	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	60,616	173,159	168,267	163,875
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.43	$10.60	$10.38	$9.55	$8.95	$6.91	$9.773	$13.474	$15.387	$12.98
Value at end of period	$6.91	$12.43	$10.60	$10.38	$9.55	$8.95	$6.91	$9.773	$13.474	$15.387
Number of accumulation units outstanding at end of period	18,230	26,014	47,597	48,366	17,616	16,868	16,786	20,045	22,758	12,695
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$15.66	$15.29	$13.25	$12.45	$11.36	$9.17	$12.457	$13.858	$12.645	$11.893
Value at end of period	$10.03	$15.66	$15.29	$13.25	$12.45	$11.36	$9.17	$12.457	$13.858	$12.645
Number of accumulation units outstanding at end of period	45,196	199,926	208,629	204,244	186,341	176,455	152,852	28,687	21,968	20,593
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.67	$11.41	$10.77
Value at end of period	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	412	399	398
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77	$10.09
Value at end of period	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77
Number of accumulation units outstanding at end of period	109,250	20,036	14,459	13,853	13,155	13,853	9,002
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.22	$9.43
Value at end of period	$6.41	$9.22
Number of accumulation units outstanding at end of period	181,409	207,429
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.36	$10.94
Value at end of period	$7.40	$11.36
Number of accumulation units outstanding at end of period	18,669	4,884
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.22	$11.35
Value at end of period	$7.88	$11.22
Number of accumulation units outstanding at end of period	701	315

CFI 62

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.20	$11.95
Value at end of period	$7.47	$11.20
Number of accumulation units outstanding at end of period	64,062	81,018
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.17
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	302
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.29
Value at end of period	$6.98
Number of accumulation units outstanding at end of period	1,357
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03	$8.02
Value at end of period	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03
Number of accumulation units outstanding at end of period	8,945	396,738	392,017	378,380	354,764	324,055	263,319
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666	$11.933	$9.996
Value at end of period	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666	$11.933
Number of accumulation units outstanding at end of period	63,505	79,026	89,954	88,534	57,477	54,596	50,291	23,551	21,331	17,509
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.30	$11.82	$10.91
Value at end of period	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	71,175	44,315	138,732
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.77	$12.27	$11.27
Value at end of period	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	61,285	29,062	72,194
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.22	$12.62	$11.51
Value at end of period	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	40,253	25,438	62,393
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.64	$12.96	$11.62
Value at end of period	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	23,976	11,577	22,036
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.57	$11.05	$10.49
Value at end of period	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	6,853	5,295	6,210
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175	$10.721	$10.273
Value at end of period	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175	$10.721
Number of accumulation units outstanding at end of period	17,011	21,102	18,284	16,926	11,351	12,107	15,975	13,869	19,312	22,643
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688	$10.819	$9.864
Value at end of period	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688	$10.819
Number of accumulation units outstanding at end of period	90,646	43,752	58,054	49,372	2,406	2,414	3,617	3,470	3,343	3,650
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721	$10.735	$10.032
Value at end of period	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721	$10.735
Number of accumulation units outstanding at end of period	311,074	31,364	41,633	36,576	10,492	3,980	3,741	2,933	3,859	3,809

CFI 63

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$13.00	$12.52	$11.18
Value at end of period	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	246,391	19,136	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$14.01	$12.11	$11.50	$9.94
Value at end of period	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	209,938	183,461	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.66	$18.20	$15.37	$14.87	$13.01	$11.89
Value at end of period	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01
Number of accumulation units outstanding at end of period	13,398	12,960	9,179	10,755	6,155	1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364	$13.443	$11.814
Value at end of period	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364	$13.443
Number of accumulation units outstanding at end of period	82,227	93,735	120,195	106,399	61,267	59,254	54,557	29,886	31,733	26,870
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	73,810
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.32	$10.85
Value at end of period	$6.79	$11.32
Number of accumulation units outstanding at end of period	369	191
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799	$15.783	$12.844
Value at end of period	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799	$15.783
Number of accumulation units outstanding at end of period	48,395	42,501	57,469	76,427	54,131	55,856	72,512	80,210	81,825	51,669
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387	$13.04	$11.303
Value at end of period	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387	$13.04
Number of accumulation units outstanding at end of period	48,470	38,307	54,312	55,301	39,465	0	47,304	46,783	48,216	54,854
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.02
Value at end of period	$5.54
Number of accumulation units outstanding at end of period	16
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35	$8.12
Value at end of period	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35
Number of accumulation units outstanding at end of period	32,182	14,948	12,799	16,863	11,574	143	142
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.78	$12.05	$11.12	$10.17
Value at end of period	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	185,525	854,673	901,737	157,585
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.06	$12.80	$11.37
Value at end of period	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	6,060	1,404	164

CFI 64

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.12	$10.47
Value at end of period	$6.76	$10.12
Number of accumulation units outstanding at end of period	4,153	251
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.30	$18.46
Value at end of period	$16.99	$20.30
Number of accumulation units outstanding at end of period	5	2
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148	$10.549	$10.38
Value at end of period	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148	$10.549
Number of accumulation units outstanding at end of period	24	21	18	18	65,116	66,481	90,518	32,870	28,828	27,998
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.92	$12.22
Value at end of period	$8.35	$13.92
Number of accumulation units outstanding at end of period	8	3
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.65	$16.53	$14.33	$12.83	$10.69	$7.95	$11.097	$18.429	$27.178	$19.683
Value at end of period	$11.00	$19.65		$14.33	$12.83	$10.69	$7.95	$11.097	$18.429	$27.00
Number of accumulation units outstanding at end of period	6	2		6	113,096	132,200	147,507	161,688	169,466	112,798
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$4.82
Value at end of period	$5.37
Number of accumulation units outstanding at end of period	621
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41	$9.00
Value at end of period	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41
Number of accumulation units outstanding at end of period	36,506	181,193	189,561	174,312	122,933	107,161	85,687
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.47	$10.61
Value at end of period	$6.97	$11.47
Number of accumulation units outstanding at end of period	9,576	3,356
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.29	$15.00	$12.58	$11.37	$9.98
Value at end of period	$10.69	$17.29	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	19,110	15,388	12,487	2,547	431
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.30
Value at end of period	$5.71
Number of accumulation units outstanding at end of period	1,329
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$69.12	$51.92	$41.70	$29.69	$25.11
Value at end of period	$35.72	$69.12	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	16,306	19,815	5,867	6,340	644

CFI 65

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.57	$24.61
Value at end of period	$15.80	$26.57
Number of accumulation units outstanding at end of period	4	2
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.24	$13.47	$11.78	$11.91
Value at end of period	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND
Value at beginning of period	$13.68	$12.57	$11.42	$10.89	$10.71
Value at end of period	$9.43	$13.68	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	104,238	25,685	18,194	805	559
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.12	$11.03	$11.00	$10.84
Value at end of period	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.79	$10.89
Value at end of period	$5.32	$12.79
Number of accumulation units outstanding at end of period	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.32	$11.70	$10.84	$10.64
Value at end of period	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	9,687	3,070	1,954	497
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.13
Value at end of period	$6.20
Number of accumulation units outstanding at end of period	4,161
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$21.04	$19.09	$16.92	$17.55	$15.88
Value at end of period	$22.24	$21.04	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	26,913	18,246	2,145	1,361	458
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.90
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	54
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.01	$13.62	$12.35	$10.87	$9.96
Value at end of period	$9.10	$15.01	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	273,606	81,624	54,736	21,900	12,419
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.53	$10.40
Value at end of period	$5.70	$10.53
Number of accumulation units outstanding at end of period	5,342	2,662
WANGER SELECT
Value at beginning of period	$16.31	$14.99	$13.45
Value at end of period	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	77,282	12,637	1,620

CFI 66

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WANGER USA
Value at beginning of period	$14.47	$13.80	$12.87	$11.63	$10.35
Value at end of period	$8.68	$14.47	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	18,327	16,674	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.56	$13.12	$11.18	$10.87	$10.07
Value at end of period	$9.01	$13.56	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	36,209	30,945	6,866	9,955	12,557

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS

WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003 (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$13.38	$12.01	$11.36
Value at end of period	$7.65	$13.38	$12.01
Number of accumulation units outstanding at end of period	1,391	2,011	6,037
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$14.62	$13.60	$11.71
Value at end of period	$10.16	$14.62	$13.60
Number of accumulation units outstanding at end of period	1,679	1,755	5,492
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.88	$12.60	$11.65
Value at end of period	$8.80	$12.88	$12.60
Number of accumulation units outstanding at end of period	534	532	3,679
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.96	$17.07	$15.36
Value at end of period	$11.41	$19.96	$17.07
Number of accumulation units outstanding at end of period	59,293	65,378	119,283
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.92	$14.77	$12.36
Value at end of period	$8.51	$14.92	$14.77
Number of accumulation units outstanding at end of period	33,843	36,708	68,536
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.45	$10.65	$10.02
Value at end of period	$7.07	$13.45	$10.65
Number of accumulation units outstanding at end of period	41,426	46,143	90,967
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$19.90	$17.05	$14.52
Value at end of period	$11.12	$19.90	$17.05
Number of accumulation units outstanding at end of period	4,458	5,700	14,395
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$13.91	$13.25	$12.11
Value at end of period	$9.95	$13.91	$13.25
Number of accumulation units outstanding at end of period	23,631	36,125	79,825

CFI 67

Condensed Financial Information (continued)

	2008	2007	2006

ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$12.48	$10.55	$9.89
Value at end of period	$7.47	$12.48	$10.55
Number of accumulation units outstanding at end of period	15,150	6,204	18,425
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.46	$10.68
Value at end of period	$6.35	$10.46
Number of accumulation units outstanding at end of period	15,873	20,341
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.57	$9.69
Value at end of period	$7.96	$13.57
Number of accumulation units outstanding at end of period	18,968	8,284
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.73	$11.92	$10.49
Value at end of period	$7.90	$12.73	$11.92
Number of accumulation units outstanding at end of period	177,933	201,083	405,587
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.84	$11.00
Value at end of period	$6.06	$10.84
Number of accumulation units outstanding at end of period	3,334	4,063
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.36	$12.79	$11.22
Value at end of period	$8.34	$13.36	$12.79
Number of accumulation units outstanding at end of period	79,689	85,230	153,886
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.26	$16.45	$15.12
Value at end of period	$10.72	$17.26	$16.45
Number of accumulation units outstanding at end of period	32,771	37,656	102,804
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.59	$17.79	$15.71
Value at end of period	$10.96	$16.59	$17.79
Number of accumulation units outstanding at end of period	15,285	15,608	35,044
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.66	$12.96	$12.52
Value at end of period	$12.44	$13.66	$12.96
Number of accumulation units outstanding at end of period	42,348	43,699	68,029
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$11.70	$11.95	$10.90
Value at end of period	$7.07	$11.70	$11.95
Number of accumulation units outstanding at end of period	38,195	50,018	85,781
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$11.63	$11.12	$10.66
Value at end of period	$11.87	$11.63	$11.12
Number of accumulation units outstanding at end of period	18,681	48,791	26,619
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period		$14.31	$12.86
Value at end of period		$14.80	$14.31
Number of accumulation units outstanding at end of period		0	9

CFI 68

Condensed Financial Information (continued)

	2008	2007	2006

ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.58	$13.75	$11.72
Value at end of period	$8.65	$14.58	$13.75
Number of accumulation units outstanding at end of period	72,337	86,061	188,203
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.74	$10.86	$10.07
Value at end of period	$9.87	$11.74	$10.86
Number of accumulation units outstanding at end of period	13,868	18,166	39,657
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.28	$10.47	$10.26
Value at end of period	$6.83	$12.28	$10.47
Number of accumulation units outstanding at end of period	19,320	14,659	31,574
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$12.20	$11.91	$10.32
Value at end of period	$7.81	$12.20	$11.91
Number of accumulation units outstanding at end of period	11,182	12,595	31,958
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$16.72	$15.88	$13.67
Value at end of period	$11.47	$16.72	$15.88
Number of accumulation units outstanding at end of period	21,547	19,185	34,638
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.30	$11.82	$10.80
Value at end of period	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	289	5,463	12,038
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.77	$12.27	$11.15
Value at end of period	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	449	250	13,235
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.22	$12.62	$11.27
Value at end of period	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	6,413	5,302	1,714
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.64	$12.96	$11.71
Value at end of period	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	11,959	10,654	195
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.51	$12.84	$11.91
Value at end of period	$10.27	$13.51	$12.84
Number of accumulation units outstanding at end of period	6,207	5,289	6,007
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.37	$13.75	$12.22
Value at end of period	$9.14	$14.37	$13.75
Number of accumulation units outstanding at end of period	7,566	7,898	20,364
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.96	$13.31	$12.04
Value at end of period	$9.65	$13.96	$13.31
Number of accumulation units outstanding at end of period	5,914	5,957	8,875
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.66	$12.11	$11.16
Value at end of period	$7.72	$13.66	$12.11
Number of accumulation units outstanding at end of period	71,144	82,810	219,789

CFI 69

	Condensed Financial Information (continued)

	2008	2007	2006

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period		$17.15	$14.48
Value at end of period		$17.58	$17.15
Number of accumulation units outstanding at end of period		0	9
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.76	$13.50	$11.98
Value at end of period	$8.48	$14.76	$13.50
Number of accumulation units outstanding at end of period	10,647	11,044	33,622
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	26,651
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$12.27	$11.51	$9.90
Value at end of period	$7.35	$12.27	$11.51
Number of accumulation units outstanding at end of period	9,131	8,489	17,011
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.17	$13.09	$11.49
Value at end of period	$7.89	$13.17	$13.09
Number of accumulation units outstanding at end of period	30,699	29,700	68,910
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.41	$12.05	$10.75
Value at end of period	$9.46	$12.41	$12.05
Number of accumulation units outstanding at end of period	37,121	55,146	110,104
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period		$12.36	$11.62
Value at end of period		$10.11	$12.36
Number of accumulation units outstanding at end of period		0	15
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period		$10.74	$10.08
Value at end of period		$11.47	$10.74
Number of accumulation units outstanding at end of period		0	88
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period		$50.50	$43.28
Value at end of period		$67.23	$50.50
Number of accumulation units outstanding at end of period		0	140
THE GROWTH FUND OF AMERICA®
Value at beginning of period		$13.62	$13.19
Value at end of period		$15.01	$13.62
Number of accumulation units outstanding at end of period		0	58
WANGER USA
Value at beginning of period		$13.80	$13.34
Value at end of period		$14.47	$13.80
Number of accumulation units outstanding at end of period		0	13

CFI 70

Condensed Financial Information (continued)

TABLE 10

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235	$13.036
Value at end of period	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235
Number of accumulation units outstanding at end of period	19,489	24,826	28,795	11,914	16,659	16,906	11,934	5,426	32
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.25	$10.47	$9.02	$8.62	$7.96	$6.43	$7.667	$9.996	$10.403
Value at end of period	$7.81	$11.25	$10.47	$9.02	$11.02	$7.96	$6.43	$7.667	$9.996
Number of accumulation units outstanding at end of period	41,183	52,059	97,804	66,449	56,091	73,389	70,527	38,497	84
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636	$11.035
Value at end of period	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636
Number of accumulation units outstanding at end of period	17,133	22,592	8,537	4,758	16,312	12,992	10,572	8,855
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.08
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	82
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.80	$16.76	$13.84	$11.50	$10.37
Value at end of period	$11.70	$19.80	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	48,805	42,629	30,646	4,677	700
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.66	$24.80	$20.55	$18.72	$18.28
Value at end of period	$15.37	$22.66	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	12,045	17,687	11,137	4,724	336
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465	$12.621
Value at end of period	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465
Number of accumulation units outstanding at end of period	275,711	217,169	383,019	270,004	702,963	578,035	456,743	266,409
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718	$11.454
Value at end of period	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718
Number of accumulation units outstanding at end of period	83,733	172,172	272,073	149,572	825,795	639,168	487,673	292,699
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702	$15.283
Value at end of period	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702
Number of accumulation units outstanding at end of period	222,467	277,105	358,554	240,015	552,845	555,652	505,859	344,985	11
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429	$10.096
Value at end of period	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429
Number of accumulation units outstanding at end of period	8,353	23,873	40,984	23,641	66,264	53,560	24,366	10,450
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31	$11.46
Value at end of period	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31
Number of accumulation units outstanding at end of period	39,970	71,611	94,815	55,654	36,672	4,495	2,850

CFI 71

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.99
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	3,605
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.96	$12.67	$12.53	$11.60
Value at end of period	$7.44	$13.96	$12.67	$12.53
Number of accumulation units outstanding at end of period	2,425	3,053	12,319	1,245
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.42	$16.85	$14.21	$14.12	$12.91	$9.89	$10.00
Value at end of period	$10.28	$16.42	$16.85	$14.21	$14.12	$12.91	$9.89
Number of accumulation units outstanding at end of period	103	89	3,339	3,641	5,856	3,472	735
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12	$7.96
Value at end of period	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12
Number of accumulation units outstanding at end of period	13,720	25,283	16,573	6,993	4,113	665	385
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$20.00	$17.28	$13.45	$11.59
Value at end of period	$11.21	$20.00	$17.28	$13.45
Number of accumulation units outstanding at end of period	15,110	37,245	22,197	472
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327	$12.058
Value at end of period	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327
Number of accumulation units outstanding at end of period	243,823	309,890	465,727	386,523	839,644	713,922	666,708	618,049
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.97	$10.13	$9.78
Value at end of period	$6.43	$10.97	$10.13
Number of accumulation units outstanding at end of period	2,087	583	39
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.98	$18.00	$15.71	$14.72	$11.57	$9.65
Value at end of period	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57
Number of accumulation units outstanding at end of period	38,972	78,794	83,323	27,529	16,444	1,713
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.20	$4.40	$4.13	$3.71	$3.78	$2.62	$4.483	$6.538
Value at end of period	$3.11	$5.20	$4.40	$4.13	$8.77	$3.78	$2.62	$4.483
Number of accumulation units outstanding at end of period	35,954	38,251	131,549	159,290	95,262	245,026	174,362	6,940
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.47	$10.69
Value at end of period	$6.36	$10.47
Number of accumulation units outstanding at end of period	61,775	73,986
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.10	$12.35	$10.05
Value at end of period	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	5,648	1,366	33,884
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.86
Value at end of period	$6.78
Number of accumulation units outstanding at end of period	63
CFI 72

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99	$11.65
Value at end of period	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99
Number of accumulation units outstanding at end of period	10,487	7,554	4,188	1,604	2,690	2,354	77
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.75	$12.74	$11.26	$10.82
Value at end of period	$9.75	$13.75	$12.74	$11.26
Number of accumulation units outstanding at end of period	2,250	1,221	9,428	807
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$15.03	$13.21	$11.88	$11.00
Value at end of period	$9.09	$15.03	$13.21	$11.88
Number of accumulation units outstanding at end of period	4,464	7,511	5,701	550
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	17,017
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.56	$9.69
Value at end of period	$7.95	$13.56
Number of accumulation units outstanding at end of period	60,759	44,806
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.14	$10.44	$9.20	$8.55	$7.94	$6.34	$8.497	$10.163
Value at end of period	$6.91	$11.14	$10.44	$9.20	$9.62	$7.94	$6.34	$8.497
Number of accumulation units outstanding at end of period	664,656	721,454	1,860,531	1,635,914	2,284,441	2,670,006	2,807,208	1,639,326
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$11.00
Value at end of period	$6.06	$10.83
Number of accumulation units outstanding at end of period	10,347	10,478
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569	$12.787
Value at end of period	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569
Number of accumulation units outstanding at end of period	164,902	173,623	380,672	295,687	325,584	270,330	221,565	72,836	2
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065	$15.183
Value at end of period	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065
Number of accumulation units outstanding at end of period	60,818	84,389	136,775	123,316	417,849	302,362	218,102	70,046
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27	$11.13
Value at end of period	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27
Number of accumulation units outstanding at end of period	38,949	64,201	98,944	59,494	228,857	145,109	82,105	3,181
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218	$11.539
Value at end of period	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218
Number of accumulation units outstanding at end of period	123,333	131,955	312,992	275,165	389,306	365,592	378,990	128,150
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.64
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	887

CFI 73

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$19.15	$16.98	$13.20	$12.13	$10.40	$7.55
Value at end of period	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40
Number of accumulation units outstanding at end of period	30,523	24,278	39,906	22,429	11,160	241
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.02	$18.17	$13.46	$10.70
Value at end of period	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	6,116	14,490	20,737	5,709
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21	$9.22
Value at end of period	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21
Number of accumulation units outstanding at end of period	35,722	71,135	49,023	8,880	6,378	1,074	18
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.85	$13.15	$12.56
Value at end of period	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	2,793	2,405	3,461
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.11	$11.31	$10.56
Value at end of period	$6.68	$11.11	$11.31
Number of accumulation units outstanding at end of period	403	361	194
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.93	$10.15	$9.26	$8.36	$7.66	$5.58	$8.676	$12.821
Value at end of period	$6.00	$9.93	$10.15	$9.26	$9.69	$7.66	$5.58	$8.676
Number of accumulation units outstanding at end of period	110,334	183,827	197,475	108,588	409,067	493,973	408,520	354,090
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.41	$12.21	$11.55
Value at end of period	$5.05	$11.41	$12.21
Number of accumulation units outstanding at end of period	4,130	2,408	816
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.14
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	303
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.24	$10.84	$9.65
Value at end of period	$7.11	$11.24	$10.84
Number of accumulation units outstanding at end of period	178,168	135,851	1,528
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.59
Number of accumulation units outstanding at end of period	4,453
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.45	$15.39	$13.03
Value at end of period	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	3,796	8,001	4,044
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.63	$15.12	$13.59	$13.29	$12.03	$11.43
Value at end of period	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03
Number of accumulation units outstanding at end of period	5,214	10,503	15,955	16,162	11,788	935
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.87	$14.90	$11.46	$11.00
Value at end of period	$11.68	$18.87	$14.90	$11.46
Number of accumulation units outstanding at end of period	11,870	5,832	13,221	735

CFI 74

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98	$7.52
Value at end of period	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98
Number of accumulation units outstanding at end of period	5,275	5,430	4,152	3,063	2,965	3,294	99
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745	$11.396
Value at end of period	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745
Number of accumulation units outstanding at end of period	422,639	97,084	81,828	79,187	89,013	110,222	109,591	37,494
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.36	$11.72
Value at end of period	$5.50	$11.36
Number of accumulation units outstanding at end of period	22	15
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.07	$14.23	$12.17	$11.55
Value at end of period	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	514,069	435,270	656,982	359,165
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$13.06	$12.60	$11.46
Value at end of period	$7.96	$13.06	$12.60
Number of accumulation units outstanding at end of period	3,531	4,718	1,704
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.73	$10.85	$10.17	$10.03
Value at end of period	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	90,415	96,452	122,436	81,732
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.37	$10.56	$10.34	$9.51	$8.93	$6.89	$9.755	$13.456	$14.825
Value at end of period	$6.88	$12.37	$10.56	$10.34	$9.51	$8.93	$6.89	$9.755	$13.456
Number of accumulation units outstanding at end of period	46,517	65,944	98,725	69,953	54,681	55,610	53,349	4,506	1
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$15.59	$15.23	$13.20	$12.41	$11.33	$9.15	$12.434	$14.318
Value at end of period	$9.98	$15.59	$15.23	$13.20	$12.41	$11.33	$9.15	$12.434
Number of accumulation units outstanding at end of period	36,039	46,075	67,431	48,630	166,605	168,525	144,214	65,724
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.66	$11.40	$10.53	$10.31
Value at end of period	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	4,155	2,590	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76	$10.00
Value at end of period	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76
Number of accumulation units outstanding at end of period	54,887	36,371	46,474	37,045	32,493	21,807	15,367
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.21	$9.42
Value at end of period	$6.40	$9.21
Number of accumulation units outstanding at end of period	78,541	75,660
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.35	$10.84	$9.52
Value at end of period	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	2,346	2,500	901

CFI 75

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.21	$11.25
Value at end of period	$7.87	$11.21
Number of accumulation units outstanding at end of period	372	2,987
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.19	$10.65	$10.66
Value at end of period	$7.46	$11.19	$10.65
Number of accumulation units outstanding at end of period	101,160	76,916	300
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.51
Value at end of period	$6.65
Number of accumulation units outstanding at end of period	2,280
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$4.91
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.33
Value at end of period	$6.98
Number of accumulation units outstanding at end of period	1,146
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03	$5.42
Value at end of period	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03
Number of accumulation units outstanding at end of period	13,913	9,521	10,645	7,019	5,797	3,497	139
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076	$12.779
Value at end of period	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076
Number of accumulation units outstanding at end of period	86,086	93,694	143,057	101,621	274,222	199,373	148,833	36,305
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.28	$11.81	$10.85
Value at end of period	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	160,682	121,824	74,710
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.75	$12.26	$10.96	$10.47
Value at end of period	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	282,862	240,916	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.20	$12.61	$11.11	$10.70
Value at end of period	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	139,209	103,555	48,992	603
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.62	$12.95	$11.32	$10.84
Value at end of period	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	70,952	40,035	22,333	1,320
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.14
Value at end of period	$7.67
Number of accumulation units outstanding at end of period	132

CFI 76

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.55	$11.04	$10.44
Value at end of period	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	27,939	21,338	598
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83	$11.137
Value at end of period	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83
Number of accumulation units outstanding at end of period	35,695	38,095	42,682	25,959	9,644	6,035	5,239	19
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.00	$10.376
Value at end of period	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.385
Number of accumulation units outstanding at end of period	132,593	105,049	49,501	11,315	32,265	5,823	6,441	789
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898	$10.501
Value at end of period	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898
Number of accumulation units outstanding at end of period	123,282	63,371	69,643	17,880	32,687	12,588	2,506	887
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.98	$12.51	$10.98	$10.77
Value at end of period	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	106,899	66,986	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.99	$12.10	$11.48	$11.12
Value at end of period	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	219,118	310,862	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.61	$18.17	$15.35	$14.86	$13.01	$11.79
Value at end of period	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01
Number of accumulation units outstanding at end of period	13,978	13,476	17,404	9,555	3,666	577
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911	$13.566
Value at end of period	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911
Number of accumulation units outstanding at end of period	219,788	163,563	179,279	94,137	329,385	254,412	195,228	151,126
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	49,258
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.31	$11.11	$10.52
Value at end of period	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	401	228	658
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78	$15.104
Value at end of period	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78
Number of accumulation units outstanding at end of period	27,438	35,793	48,017	31,981	103,895	110,101	111,920	82,017	18
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729	$12.638
Value at end of period	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729
Number of accumulation units outstanding at end of period	35,708	63,715	130,675	101,031	178,525	175,941	184,641	123,118
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.25
Value at end of period	$5.54
Number of accumulation units outstanding at end of period	128

CFI 77

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34	$8.18
Value at end of period	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34
Number of accumulation units outstanding at end of period	31,411	68,428	59,421	21,710	14,256	3,399	1,949
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.76	$12.04	$11.10	$10.92
Value at end of period	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	297,636	320,225	408,718	212,266
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.04	$12.79	$11.09	$10.63
Value at end of period	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	10,438	14,558	11,889	1,607
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period		$10.56	$9.73
Value at end of period		$10.11	$10.56
Number of accumulation units outstanding at end of period		0	747
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.99	$15.10
Value at end of period	$16.85	$15.99
Number of accumulation units outstanding at end of period	3	47
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.41	$15.42	$13.82	$12.85	$10.42	$8.40	$9.77
Value at end of period	$9.29	$15.41	$15.42	$13.82	$14.20	$10.42	$8.40
Number of accumulation units outstanding at end of period	19,908	48,286	85,412	55,618	28,499	9,838	5,263
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.46	$11.07
Value at end of period	$6.96	$11.46
Number of accumulation units outstanding at end of period	17	229
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.26	$14.98	$12.57	$11.03
Value at end of period	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$68.86	$51.76	$41.59	$29.63	$25.13
Value at end of period	$35.57	$68.86	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	11,153	15,299	18,907	5,157	309
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.22	$13.46	$11.78	$10.13
Value at end of period	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	1,958	1,996	3,743	1,918
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.40	$15.95
Value at end of period	$14.84	$17.40
Number of accumulation units outstanding at end of period	3	44
PAX WORLD BALANCED FUND
Value at beginning of period	$13.63	$12.53	$11.39	$10.83
Value at end of period	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	9,700	5,380	2,942	2,316

CFI 78

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.10	$11.01	$10.99	$10.83	$10.05
Value at end of period	$11.18	$12.10	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	16,697	6,118	5,071	562	277
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.78	$11.08
Value at end of period	$5.31	$12.78
Number of accumulation units outstanding at end of period	3,485	2,632
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.29	$11.68	$10.83	$10.38
Value at end of period	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	37,620	40,436	31,076	802
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.48
Value at end of period	$6.20
Number of accumulation units outstanding at end of period	62
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.98	$19.04	$16.88	$17.52	$15.11
Value at end of period	$22.16	$20.98	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	33,866	23,866	13,418	3,654	982
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.06
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	357
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.99	$13.60	$12.34	$10.86	$10.07
Value at end of period	$9.08	$14.99	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	100,071	157,459	122,430	29,025	13,838
WANGER SELECT
Value at beginning of period	$16.28	$14.97	$12.58	$10.85
Value at end of period	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	9,786	15,295	12,646	1,003
WANGER USA
Value at beginning of period	$14.44	$13.78	$12.85	$11.55
Value at end of period	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.53	$13.10	$11.18	$10.86	$9.87
Value at end of period	$8.99	$13.53	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	66,477	70,266	46,364	12,891	8,442

CFI 79

Condensed Financial Information (continued)

TABLE 11

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224	$14.959
Value at end of period	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224
Number of accumulation units outstanding at end of period	73,509	11,416	9,882	4,864	8,139	5,328	3,966	3,349	1,699
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987	$11.764	$10.785
Value at end of period	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987	$11.764
Number of accumulation units outstanding at end of period	48,015	16,224	13,763	4,835	4,680	3,382	3,727	2,707	1,781	17
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.71
Value at end of period	$5.79
Number of accumulation units outstanding at end of period	27
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483	$11.932	$11.067
Value at end of period	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483	$11.932
Number of accumulation units outstanding at end of period	61,198	7,485	9,904	8,468	14,260	8,298	6,111	4,910	4,099	3,322
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.65
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	24
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.77	$16.74	$13.83	$11.36
Value at end of period	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	247,467	76,631	11,921	2,010
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.57	$24.72	$20.49	$18.68	$16.71
Value at end of period	$15.30	$22.57	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	2,998	5,107	2,697	890	156
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126	$14.148	$12.698
Value at end of period	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126	$14.148
Number of accumulation units outstanding at end of period	796,912	157,881	235,683	185,887	139,633	94,553	270,820	275,047	277,303	276,641
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33	$10.518	$10.691
Value at end of period	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33	$10.518
Number of accumulation units outstanding at end of period	398,154	72,935	90,355	76,287	69,693	44,084	139,155	126,487	107,997	123,332
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683	$16.601	$13.816
Value at end of period	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683	$16.601
Number of accumulation units outstanding at end of period	757,026	293,363	237,194	170,019	147,326	121,964	327,266	331,028	331,653	309,124
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743	$13.367	$10.023
Value at end of period	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743	$13.367
Number of accumulation units outstanding at end of period	204,171	24,928	29,808	22,665	28,070	15,332	28,329	23,263	17,889	15,589

CFI 80

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30	$11.65
Value at end of period	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30
Number of accumulation units outstanding at end of period	170,769	137,475	84,756	54,946	21,696	11,901	1,749
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.08
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	210
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.94	$12.66	$12.52	$12.89
Value at end of period	$7.42	$13.94	$12.66	$12.52
Number of accumulation units outstanding at end of period	1,440	911	234	77
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.37	$16.81	$14.18	$14.10	$12.89	$11.47
Value at end of period	$10.24	$16.37	$16.81	$14.18	$14.10	$12.89
Number of accumulation units outstanding at end of period	6,885	12,062	6,853	5,072	3,124	1,436
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.61	$16.19	$14.11	$13.17	$10.92	$10.01
Value at end of period	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92
Number of accumulation units outstanding at end of period	13,474	9,116	5,740	4,006	3,960	2,084
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.96	$17.25	$13.44	$11.47
Value at end of period	$11.18	$19.96	$17.25	$13.44
Number of accumulation units outstanding at end of period	29,907	19,624	2,112	2,812
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881	$12.026	$11.183
Value at end of period	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881	$12.026
Number of accumulation units outstanding at end of period	178,483	32,141	69,738	62,874	82,473	70,493	105,474	123,203	118,492	119,529
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.96	$10.26
Value at end of period	$6.42	$10.96
Number of accumulation units outstanding at end of period	1,079	130
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.93	$17.95	$15.68	$14.70	$11.56	$10.05
Value at end of period	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56
Number of accumulation units outstanding at end of period	38,438	50,885	29,394	24,588	17,254	8,963
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61	$2.68
Value at end of period	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61
Number of accumulation units outstanding at end of period	188,168	74,341	57,696	45,021	30,326	11,822	4,005
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.47	$10.69
Value at end of period	$6.35	$10.47
Number of accumulation units outstanding at end of period	156,092	90,509
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.09	$12.35	$10.48
Value at end of period	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	17,158	9,711	584
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.34	$10.11	$9.63
Value at end of period	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	272	338	263

CFI 81

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.80	$21.06	$18.62	$18.04	$16.74	$15.42
Value at end of period	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74
Number of accumulation units outstanding at end of period	1,456	8,549	5,274	3,326	1,792	332
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.73	$12.73	$11.25	$10.84
Value at end of period	$9.73	$13.73	$12.73	$11.25
Number of accumulation units outstanding at end of period	2,676	1,394	429	141
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$15.01	$13.20	$11.87	$11.37
Value at end of period	$9.08	$15.01	$13.20	$11.87
Number of accumulation units outstanding at end of period	24,263	8,082	950	267
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	10,412
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.55	$9.69
Value at end of period	$7.94	$13.55
Number of accumulation units outstanding at end of period	143,706	50,494
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463	$11.828	$10.867
Value at end of period	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463	$11.828
Number of accumulation units outstanding at end of period	547,477	30,081	148,346	140,633	319,937	322,236	388,659	445,025	448,612	479,213
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$11.00
Value at end of period	$6.06	$10.83
Number of accumulation units outstanding at end of period	16,958	3,109
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.72	$10.71
Value at end of period	$6.54	$11.72
Number of accumulation units outstanding at end of period	13,717	5,032
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553	$13.946	$12.586
Value at end of period	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553	$13.946
Number of accumulation units outstanding at end of period	362,378	52,744	112,469	90,299	88,982	62,412	254,911	232,973	214,858	198,941
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339	$12.875	$11.204
Value at end of period	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339	$12.875
Number of accumulation units outstanding at end of period	317,641	176,445	136,329	103,069	101,889	59,842	26,984	12,404	7,546	5,592
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057	$10.134	$8.416
Value at end of period	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057	$10.134
Number of accumulation units outstanding at end of period	109,681	79,036	71,033	45,936	31,742	27,777	79,252	60,052	44,026	40,166
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289	$10.363	$10.594
Value at end of period	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289	$10.363
Number of accumulation units outstanding at end of period	461,356	203,884	144,331	93,930	139,709	118,161	215,827	162,516	115,114	113,547

CFI 82

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$19.09	$16.94	$13.17	$12.11	$10.38	$8.60
Value at end of period	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38
Number of accumulation units outstanding at end of period	37,829	72,701	105,505	75,945	23,580	11,681
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.98	$18.16	$13.46	$12.06
Value at end of period	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	29,379	22,113	1,028	35
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.08	$17.78	$15.36	$14.25	$11.89	$10.85
Value at end of period	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89
Number of accumulation units outstanding at end of period	13,796	11,100	6,637	4,310	2,590	568
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.83	$13.14	$11.96
Value at end of period	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	2,584	394	177
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.10	$11.31	$9.70
Value at end of period	$6.68	$11.10	$11.31
Number of accumulation units outstanding at end of period	37	133	372
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.88	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655	$16.472	$10.88
Value at end of period	$5.97	$9.88	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655	$16.472
Number of accumulation units outstanding at end of period	190,579	21,813	50,828	52,773	49,435	40,780	116,847	110,098	116,509	109,678
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.39	$12.20	$11.53	$11.18
Value at end of period	$5.04	$11.39	$12.20	$11.53
Number of accumulation units outstanding at end of period	146	718	9,847	249
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.93
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	6
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.23	$10.84	$9.97
Value at end of period	$7.10	$11.23	$10.84
Number of accumulation units outstanding at end of period	592,200	499,988	20
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.59
Number of accumulation units outstanding at end of period	1,170
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.42	$15.38	$13.14
Value at end of period	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	12,132	6,125	368
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.60	$15.10	$13.57	$13.28	$12.03	$11.20
Value at end of period	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03
Number of accumulation units outstanding at end of period	6,642	15,526	10,909	7,648	4,965	2,253
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.84	$14.89	$11.80
Value at end of period	$11.66	$18.84	$14.89
Number of accumulation units outstanding at end of period	12,348	5,049	431

CFI 83

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.40	$12.33	$11.51	$10.50	$9.47	$8.67
Value at end of period	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47
Number of accumulation units outstanding at end of period	22,955	28,995	6,089	4,169	2,003	101
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354	$10.742	$10.407
Value at end of period	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354	$10.742
Number of accumulation units outstanding at end of period	1,668,292	1,019,237	402,564	105,754	127,471	52,087	360,337	319,092	220,271	249,862
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$5.49
Number of accumulation units outstanding at end of period	2,034
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.54	$14.20	$12.15	$10.12
Value at end of period	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	935,361	380,065	326,595	139,999
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$13.04	$12.59	$11.39
Value at end of period	$7.94	$13.04	$12.59
Number of accumulation units outstanding at end of period	1,395	1,177	609
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.71	$10.94	$10.16	$10.00
Value at end of period	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	223,198	99,176	68,831	50,790
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.31	$10.51	$10.30	$9.48	$8.90	$6.87	$9.738	$13.439	$15.362	$12.835
Value at end of period	$6.84	$12.31	$10.51	$10.30	$9.48	$8.90	$6.87	$9.738	$13.439	$15.362
Number of accumulation units outstanding at end of period	24,931	13,553	6,795	5,856	27,074	24,605	20,271	20,761	20,847	17,762
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$15.51	$15.16	$13.15	$12.37	$11.30	$9.13	$12.412	$13.822	$12.625	$11.196
Value at end of period	$9.92	$15.51	$15.16	$13.15	$12.37	$11.30	$9.13	$12.412	$13.822	$12.625
Number of accumulation units outstanding at end of period	9,884	10,756	15,658	12,201	15,981	19,361	82,910	93,825	68,866	69,481
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.64	$11.39	$10.75
Value at end of period	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	3,810	3,174	2,124
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.13	$12.08	$11.69	$11.53	$11.12	$10.86
Value at end of period	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12
Number of accumulation units outstanding at end of period	148,197	277,474	167,215	107,969	51,419	13,179
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.21	$9.41
Value at end of period	$6.39	$9.21
Number of accumulation units outstanding at end of period	95,175	176,116
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.34	$10.84	$10.52
Value at end of period	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	208,049	122,855	308
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.20	$10.62	$10.04
Value at end of period	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	2,870	370	9

CFI 84

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.18	$11.94
Value at end of period	$7.45	$11.18
Number of accumulation units outstanding at end of period	379,481	309,079
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.03
Value at end of period	$6.98
Number of accumulation units outstanding at end of period	1,494
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03	$7.84
Value at end of period	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03
Number of accumulation units outstanding at end of period	101,610	56,833	24,253	11,518	9,229	12,373	2,452
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633	$11.914	$9.74
Value at end of period	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633	$11.914
Number of accumulation units outstanding at end of period	57,445	16,853	26,633	23,649	41,749	28,666	19,390	14,063	14,681	8,502
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.27	$11.80	$10.95
Value at end of period	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	24,589	29,776	1,170
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.74	$12.25	$10.95	$10.95
Value at end of period	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	11,054	23,517	7,747	37
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.18	$12.60	$11.11	$11.11
Value at end of period	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	10,473	15,911	4,364	41
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.60	$12.94	$11.32	$11.37
Value at end of period	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	12,259	7,940	2,319	1
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.49
Value at end of period	$7.67
Number of accumulation units outstanding at end of period	42
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.54	$11.03	$10.30
Value at end of period	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	5,294	227	67
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146	$10.704	$10.114
Value at end of period	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146	$10.704
Number of accumulation units outstanding at end of period	948	2,107	1,901	2,315	8,025	5,924	46,947	68,036	59,748	62,233
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66	$10.802	$9.484
Value at end of period	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66	$10.802
Number of accumulation units outstanding at end of period	34,645	27,840	7,638	7,130	314,739	281,343	257,890	251,064	216,680	184,741
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693	$10.718	$9.799
Value at end of period	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693	$10.718
Number of accumulation units outstanding at end of period	25,795	35,711	3,365	4,061	116,260	102,180	100,042	88,214	98,179	90,629

CFI 85

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.97	$12.50	$10.98	$11.01
Value at end of period	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	43,204	17,163	3,046	13
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.95	$12.09	$11.47	$9.94
Value at end of period	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	519,115	53,237	145,786	31,355
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.57	$18.14	$15.33	$14.85	$13.01	$11.63
Value at end of period	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01
Number of accumulation units outstanding at end of period	11,779	14,502	10,049	8,870	5,455	2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329	$13.421	$11.742
Value at end of period	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329	$13.421
Number of accumulation units outstanding at end of period	176,700	157,029	175,551	139,251	73,938	47,933	20,648	16,816	14,592	17,657
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	504,315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.30	$11.10	$9.36
Value at end of period	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	2,178	1,938	102
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761	$15.758	$12.653
Value at end of period	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761	$15.758
Number of accumulation units outstanding at end of period	84,039	3,779	17,274	15,547	23,225	24,938	22,923	22,070	19,493	14,720
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355	$13.019	$11.075
Value at end of period	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355	$13.019
Number of accumulation units outstanding at end of period	95,392	6,148	36,134	32,882	73,274	67,671	95,320	100,082	96,006	89,183
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.59
Value at end of period	$5.54
Number of accumulation units outstanding at end of period	16
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.32	$14.75	$12.81	$12.46	$10.75	$9.80
Value at end of period	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75
Number of accumulation units outstanding at end of period	150,798	19,545	11,449	3,522	1,847	390
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.72	$12.03	$11.09	$11.10
Value at end of period	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	685,885	345,350	372,014	124,966
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.02	$12.78	$11.09	$10.86
Value at end of period	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	26,602	16,797	800	215
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.10	$10.38
Value at end of period	$6.75	$10.10
Number of accumulation units outstanding at end of period	10,606	30

CFI 86

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436	$14.862	$13.502
Value at end of period	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436	$14.862
Number of accumulation units outstanding at end of period	15	15	15	15	58,434	40,977	258,351	278,332	265,161	251,840
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381	$27.135	$15.589
Value at end of period	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381	$27.135
Number of accumulation units outstanding at end of period	15	15	15	15	99,290	104,529	279,955	259,793	259,475	216,673
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994	$16.703	$11.492
Value at end of period	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994	$16.703
Number of accumulation units outstanding at end of period	15	15	15	15	108,910	106,849	275,741	272,886	266,228	237,116
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.77	$9.10
Value at end of period	$5.36	$8.77
Number of accumulation units outstanding at end of period	37	28
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.36	$15.38	$13.79	$12.82	$10.41	$8.92
Value at end of period	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41
Number of accumulation units outstanding at end of period	30,324	24,028	14,824	11,068	5,983	2,115
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.45	$10.97
Value at end of period	$6.95	$11.45
Number of accumulation units outstanding at end of period	8	66
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.23	$14.96	$12.56	$11.27
Value at end of period	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	11,891	7,278	1,223	371
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.79
Value at end of period	$5.70
Number of accumulation units outstanding at end of period	1,876
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$68.61	$51.59	$41.48	$29.56	$22.15
Value at end of period	$35.42	$68.61	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	20,675	22,189	6,159	4,533	111
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.20	$13.45	$12.73
Value at end of period	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	10,602	5,958	3,667
PAX WORLD BALANCED FUND
Value at beginning of period	$13.58	$12.49	$11.36	$10.84	$9.62
Value at end of period	$9.35	$13.58	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	20,688	18,023	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.08	$11.00	$10.98	$10.81
Value at end of period	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	18,274	5,882	1,834	229
CFI 87

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.78	$11.33
Value at end of period	$5.31	$12.78
Number of accumulation units outstanding at end of period	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.27	$11.67	$10.83	$10.69	$9.92
Value at end of period	$7.87	$12.27	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	6,545	2,145	613	263	63
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.72
Value at end of period	$6.20
Number of accumulation units outstanding at end of period	3,420
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$5.47
Number of accumulation units outstanding at end of period	12
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.91	$18.99	$16.85	$17.49	$16.06
Value at end of period	$22.08	$20.91	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	23,051	9,108	1,620	474	136
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.84
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	783
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.96	$13.58	$12.32	$10.86	$9.97
Value at end of period	$9.06	$14.96	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	119,542	92,758	25,591	9,507	4,320
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.52	$10.83
Value at end of period	$5.69	$10.52
Number of accumulation units outstanding at end of period	1,375	853
WANGER SELECT
Value at beginning of period	$16.25	$14.95	$12.57	$10.85
Value at end of period	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	318,946	158,868	46,024	14,776
WANGER USA
Value at beginning of period	$14.41	$13.77	$12.84	$11.62	$10.17
Value at end of period	$8.64	$14.41	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	29,736	9,575	790	65	23
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.51	$13.08	$11.17	$10.86	$10.31
Value at end of period	$8.97	$13.51	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	40,223	22,702	1,909	501	109

CFI 88

Condensed Financial Information (continued)

TABLE 12

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214	$13.805	$10.189
Value at end of period	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214	$13.805
Number of accumulation units outstanding at end of period	53,838	65,751	79,449	47,620	57,773	37,538	25,008	22,118	20,534	82
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979	$11.76	$9.404
Value at end of period	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979	$11.76
Number of accumulation units outstanding at end of period	62,975	93,939	103,955	69,589	67,047	54,466	42,490	37,707	13,862	41
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.44
Value at end of period	$5.78
Number of accumulation units outstanding at end of period	431
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468	$11.922	$11.025
Value at end of period	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468	$11.922
Number of accumulation units outstanding at end of period	86,795	97,790	115,155	145,181	171,058	58,483	32,527	31,092	21,801	3,736
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.87
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	17
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.73	$16.71	$13.82	$11.49	$9.34
Value at end of period	$11.65	$19.73	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	297,411	278,450	236,077	173,737	14,217
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.49	$24.64	$20.44	$18.64	$15.80
Value at end of period	$15.24	$22.49	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	29,936	38,258	60,044	39,317	16,063
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109	$14.137	$12.471
Value at end of period	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109	$14.137
Number of accumulation units outstanding at end of period	797,105	941,729	994,100	923,799	855,661	297,548	199,144	168,313	89,345	19,120
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315	$10.509	$11.23
Value at end of period	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315	$10.509
Number of accumulation units outstanding at end of period	343,187	434,592	477,516	472,995	493,970	276,485	208,439	170,131	51,473	8,104
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664	$16.588	$13.474
Value at end of period	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664	$16.588
Number of accumulation units outstanding at end of period	393,530	526,777	544,267	620,174	813,947	418,415	290,780	230,639	117,753	37,940
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729	$13.356	$10.077
Value at end of period	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729	$13.356
Number of accumulation units outstanding at end of period	41,798	54,406	49,823	58,637	70,858	46,371	30,199	19,219	12,204	396

CFI 89

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30	$11.60
Value at end of period	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30
Number of accumulation units outstanding at end of period	54,529	73,488	87,801	90,577	95,936	21,929	5,041
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.21
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	10,065
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.92	$12.65	$12.52	$13.10
Value at end of period	$7.41	$13.92	$12.65	$12.52
Number of accumulation units outstanding at end of period	6,806	5,617	5,773	239
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.31	$16.77	$14.15	$14.07	$12.88	$9.87	$10.11
Value at end of period	$10.21	$16.31	$16.77	$14.15	$14.07	$12.88	$9.87
Number of accumulation units outstanding at end of period	1,988	2,073	3,136	1,522	1,362	6,871	4,632
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11	$9.51
Value at end of period	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11
Number of accumulation units outstanding at end of period	14,960	18,907	34,265	34,192	25,835	9,750	43
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.93	$17.23	$13.43	$11.73	$9.94
Value at end of period	$11.15	$19.93	$17.23	$13.43	$11.73
Number of accumulation units outstanding at end of period	25,169	28,914	36,831	13,308	1,273
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286	$11.865	$12.016	$11.192
Value at end of period	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286	$11.856	$12.016
Number of accumulation units outstanding at end of period	291,415	361,575	333,481	396,263	958,541	732,352	435,256	224,542	141,384	96,082
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.95	$10.13	$10.08
Value at end of period	$6.41	$10.95	$10.13
Number of accumulation units outstanding at end of period	565	3,787	50
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72	$8.76
Value at end of period	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72
Number of accumulation units outstanding at end of period	31,644	43,502	40,252	42,156	20,156	9,295	1,512
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851	$8.273
Value at end of period	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851
Number of accumulation units outstanding at end of period	121,347	189,110	253,575	253,811	268,681	97,529	45,733	33,874	15,827
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.47	$10.69
Value at end of period	$6.35	$10.47
Number of accumulation units outstanding at end of period	193,916	218,478
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.08	$12.34	$10.20
Value at end of period	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	16,290	17,287	15,513
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.33	$10.20
Value at end of period	$6.76	$10.33
Number of accumulation units outstanding at end of period	5,249	4,878

CFI 90

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.73	$21.01	$18.58	$18.01	$16.73	$12.38
Value at end of period	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73
Number of accumulation units outstanding at end of period	6,351	7,992	8,832	7,510	7,819	3,048
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.71	$12.72	$11.25	$10.23
Value at end of period	$9.71	$13.71	$12.72	$11.25
Number of accumulation units outstanding at end of period	10,863	81,170	22,179	3,414
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.99	$13.19	$11.87	$10.89
Value at end of period	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	23,761	19,145	12,522	1,199
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	44,813
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.54	$9.69
Value at end of period	$7.94	$13.54
Number of accumulation units outstanding at end of period	111,388	132,275
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45	$11.819	$10.936
Value at end of period	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45	$11.819
Number of accumulation units outstanding at end of period	743,352	1,200,881	1,310,593	1,507,404	1,973,731	1,655,663	1,243,825	962,324	525,995	296,167
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$11.00
Value at end of period	$6.05	$10.83
Number of accumulation units outstanding at end of period	14,813	50,111
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.71	$10.91	$9.57
Value at end of period	$6.54	$11.71	$10.91
Number of accumulation units outstanding at end of period	378	695	165
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536	$13.935	$12.362
Value at end of period	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536	$13.935
Number of accumulation units outstanding at end of period	427,312	449,198	580,790	665,283	765,777	261,291	216,543	199,252	94,620	34,700
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319	$12.864	$11.323
Value at end of period	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319	$12.864
Number of accumulation units outstanding at end of period	158,219	224,125	270,615	303,738	315,250	139,628	93,138	46,085	15,601	285
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042	$10.126	$8.998
Value at end of period	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042	$10.126
Number of accumulation units outstanding at end of period	71,338	123,641	181,030	183,735	172,604	61,911	39,601	20,121	2,159	42
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274	$10.355	$10.447
Value at end of period	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274	$10.355
Number of accumulation units outstanding at end of period	411,319	366,287	436,561	423,773	536,525	295,020	184,031	140,186	107,055	36,755

CFI 91

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.83
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	379
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04	$10.17
Value at end of period	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04
Number of accumulation units outstanding at end of period	47,593	65,781	82,905	81,125	61,311	7,980	4,828
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.79
Value at end of period	$5.79
Number of accumulation units outstanding at end of period	2,486
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.95	$18.14	$13.45	$10.69
Value at end of period	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	12,659	25,425	17,893	5,768
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20	$8.87
Value at end of period	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20
Number of accumulation units outstanding at end of period	20,708	24,470	53,619	51,464	38,819	14,670	1,321
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.82	$13.13	$11.34	$10.58
Value at end of period	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	1,369	2,727	1,452	42
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.10	$11.31	$9.81
Value at end of period	$6.67	$11.10	$11.31
Number of accumulation units outstanding at end of period	486	760	179
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.83	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64	$16.459	$11.165
Value at end of period	$5.94	$9.83	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64	$16.459
Number of accumulation units outstanding at end of period	291,857	367,687	502,477	572,510	704,953	341,696	210,946	189,892	125,768	32,821
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.38	$12.19	$11.53	$10.21
Value at end of period	$5.03	$11.38	$12.19	$11.53
Number of accumulation units outstanding at end of period	4,781	4,530	4,537	1,024
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.92
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	9
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.22	$10.83	$10.10
Value at end of period	$7.09	$11.22	$10.83
Number of accumulation units outstanding at end of period	142,736	338,956	4,227
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.59
Number of accumulation units outstanding at end of period	3,312

CFI 92

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.40	$15.37	$12.48	$11.18
Value at end of period	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	7,282	9,438	6,034	1,837
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.56	$15.07	$13.56	$13.27	$12.02	$11.03
Value at end of period	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02
Number of accumulation units outstanding at end of period	17,715	43,263	36,420	48,228	30,504	6,111
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.81	$14.87	$11.45	$10.14
Value at end of period	$11.64	$18.81	$14.87	$11.45
Number of accumulation units outstanding at end of period	18,545	33,199	20,127	10,300
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97	$7.19
Value at end of period	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97
Number of accumulation units outstanding at end of period	8,901	9,444	7,995	6,144	7,440	2,202	16
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339	$10.734	$10.434
Value at end of period	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339	$10.734
Number of accumulation units outstanding at end of period	1,104,773	1,333,041	1,145,843	791,902	729,218	568,367	436,910	291,538	135,517	38,319
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.34	$10.51	$9.30
Value at end of period	$5.48	$11.34	$10.51
Number of accumulation units outstanding at end of period	2,402	4,253	554
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.51	$14.17	$12.14	$10.12
Value at end of period	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	618,431	851,113	982,910	1,034,639
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$13.02	$12.58	$11.02	$10.47
Value at end of period	$7.93	$13.02	$12.58	$11.02
Number of accumulation units outstanding at end of period	770	7,245	1,964	26
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.80	$10.83	$10.15	$9.99
Value at end of period	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	184,287	246,557	275,969	358,804
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.25	$10.46	$10.27	$9.45	$8.88	$6.86	$9.72	$13.421	$15.35	$12.378
Value at end of period	$6.80	$12.25	$10.46	$10.27	$9.45	$8.88	$6.86	$9.72	$13.421	$15.35
Number of accumulation units outstanding at end of period	62,913	114,040	153,980	181,275	256,409	226,516	179,272	164,211	160,372	9,291
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$15.44	$15.09	$13.10	$12.33	$11.27	$9.11	$12.389	$13.804	$12.615	$11.759
Value at end of period	$9.87	$15.44	$15.09	$13.10	$12.33	$11.27	$9.11	$12.389	$13.804	$12.615
Number of accumulation units outstanding at end of period	65,185	113,388	135,592	181,290	248,943	208,237	191,837	182,614	163,513	2,839
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.63	$11.38	$10.52	$10.27
Value at end of period	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	19,366	17,645	15,288	5,419
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76	$10.20
Value at end of period	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76
Number of accumulation units outstanding at end of period	90,948	84,244	152,071	124,219	82,791	24,375	3,622

CFI 93

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.20	$9.41
Value at end of period	$6.38	$9.20
Number of accumulation units outstanding at end of period	169,128	301,113
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.33	$10.83	$9.83
Value at end of period	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	8,355	39,398	8,424
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.19	$10.61	$9.90
Value at end of period	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	2,290	2,824	1,562
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.17	$10.64	$9.59
Value at end of period	$7.44	$11.17	$10.64
Number of accumulation units outstanding at end of period	95,970	80,831	969
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.18
Value at end of period	$6.65
Number of accumulation units outstanding at end of period	175
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.15
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	37
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.16
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	234
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02	$6.79
Value at end of period	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02
Number of accumulation units outstanding at end of period	5,512	8,124	10,349	4,285	14,064	6,540	97
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616	$11.904	$9.503
Value at end of period	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616	$11.904
Number of accumulation units outstanding at end of period	103,891	152,271	178,677	204,020	279,249	124,415	68,464	40,459	24,606	3,486
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.25	$11.79	$10.72	$10.46
Value at end of period	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	88,111	44,810	5,274	326
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.72	$12.24	$10.95	$10.72
Value at end of period	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	166,859	75,727	23,475	200
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.16	$12.59	$11.11	$10.51
Value at end of period	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	144,871	71,265	12,390	360

CFI 94

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.58	$12.93	$11.32	$10.88
Value at end of period	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	108,425	42,156	3,580	3,878
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.34
Value at end of period	$7.66
Number of accumulation units outstanding at end of period	2,162
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.12
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	5,382
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.52	$11.03	$10.34	$10.19
Value at end of period	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	12,606	3,236	446	14
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132	$10.695	$10.364
Value at end of period	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132	$10.695
Number of accumulation units outstanding at end of period	38,507	55,720	63,261	72,425	78,485	54,391	39,383	35,172	6,672	834
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646	$10.793	$10.056
Value at end of period	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646	$10.793
Number of accumulation units outstanding at end of period	114,956	131,147	181,504	187,474	176,297	115,951	44,530	28,974	25,012	7,803
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679	$10.709	$10.178
Value at end of period	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679	$10.709
Number of accumulation units outstanding at end of period	111,873	138,468	169,717	155,405	123,947	81,971	56,940	56,179	13,626	2,882
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.95	$12.49	$10.97	$10.45
Value at end of period	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	79,771	62,240	60,959	10,860
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.92	$12.08	$11.46	$9.94
Value at end of period	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	320,540	427,747	564,689	607,348
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.53	$18.11	$15.31	$14.84	$13.00	$12.20
Value at end of period	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00
Number of accumulation units outstanding at end of period	29,594	43,509	49,026	48,013	28,422	4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312	$13.41	$11.79
Value at end of period	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312	$13.41
Number of accumulation units outstanding at end of period	250,548	303,391	331,352	341,897	432,105	215,591	151,073	130,866	74,711	17,647
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	243,351
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.29	$11.10	$9.41
Value at end of period	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	1,998	1,556	418

CFI 95

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741	$15.745	$11.997
Value at end of period	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741	$15.745
Number of accumulation units outstanding at end of period	82,622	157,173	151,622	202,063	271,878	192,733	159,492	149,887	88,158	4,667
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339	$13.008	$11.02
Value at end of period	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339	$13.008
Number of accumulation units outstanding at end of period	117,323	155,496	165,287	180,298	207,964	135,423	111,297	89,232	60,144	22,796
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	698
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34	$9.34
Value at end of period	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34
Number of accumulation units outstanding at end of period	46,060	63,987	77,053	75,990	55,049	15,519	715
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.36	$12.35	$11.08	$10.15
Value at end of period	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	375,079	445,193	428,146	464,730
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.01	$12.77	$11.08	$10.81
Value at end of period	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	18,099	24,646	21,331	6,844
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.09	$10.55	$9.84
Value at end of period	$6.74	$10.09	$10.55
Number of accumulation units outstanding at end of period	0	33	46
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418	$14.85	$13.144
Value at end of period	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418	$14.85
Number of accumulation units outstanding at end of period	120	747	434	426	483,684	201,194	160,711	160,844	66,358	7,041
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104	$10.523	$10.473
Value at end of period	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104	$10.523
Number of accumulation units outstanding at end of period	605	595	410	376	239,642	177,586	149,896	125,912	99,635	2,088
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357	$27.113	$15.319
Value at end of period	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357	$27.113
Number of accumulation units outstanding at end of period	1,027	1,368	1,497	1,635	799,977	506,569	389,399	329,052	212,480	49,337
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976	$16.689	$11.151
Value at end of period	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976	$16.689
Number of accumulation units outstanding at end of period	1,086	1,335	1,736	1,889	1,004,141	599,951	525,469	454,510	281,892	31,925
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.84
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	44
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.63
Value at end of period	$7.18
Number of accumulation units outstanding at end of period	7

CFI 96

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39	$9.55
Value at end of period	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39
Number of accumulation units outstanding at end of period	59,386	103,690	120,995	114,100	69,460	18,241	3,206
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.44	$10.73	$9.73
Value at end of period	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	3,092	1,589	110
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.20	$14.94	$12.55	$11.36	$9.96
Value at end of period	$10.61	$17.20	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	30,287	33,478	43,556	18,482	14,558
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.83	$10.14
Value at end of period	$5.69	$9.83
Number of accumulation units outstanding at end of period	2,385	1,015
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$68.35	$51.43	$41.37	$29.50	$20.45
Value at end of period	$35.28	$68.35	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	87,308	92,334	132,434	99,399	14,676
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388	$16.473	$15.785	$14.516
Value at end of period	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388	$16.473	$15.785
Number of accumulation units outstanding at end of period	3,312	3,477	1,889	3,397	340,029	157,387	60,038	41,410	13,835	58
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.18	$13.44	$11.77	$10.98
Value at end of period	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	6,550	5,173	5,910	1,039
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767	$10.342	$9.988
Value at end of period	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767	$10.342
Number of accumulation units outstanding at end of period	3,648	3,648	3,714	3,714	81,307	28,496	9,372	4,338	331
PAX WORLD BALANCED FUND
Value at beginning of period	$13.53	$12.45	$11.32	$10.82	$9.82
Value at end of period	$9.31	$13.53	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	244,187	235,814	231,678	192,281	21,085
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.06	$10.99	$10.97	$10.82	$10.15
Value at end of period	$11.13	$12.06	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	65,949	40,896	116,096	76,173	32,096
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.78	$10.35
Value at end of period	$5.30	$12.78
Number of accumulation units outstanding at end of period	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.25	$11.65	$10.82	$10.69	$9.97
Value at end of period	$7.85	$12.25	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	16,192	24,388	22,875	17,785	11,737
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.97
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	13

CFI 97

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.73
Value at end of period	$5.47
Number of accumulation units outstanding at end of period	1,353
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.84	$18.93	$16.81	$17.46	$15.10
Value at end of period	$22.00	$20.84	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	63,946	45,480	66,512	38,203	7,507
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.99
Value at end of period	$8.73
Number of accumulation units outstanding at end of period	762
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.93	$13.56	$12.31	$10.86	$9.65
Value at end of period	$9.03	$14.93	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	419,556	373,683	333,928	262,097	66,111
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.52	$10.05
Value at end of period	$5.68	$10.52
Number of accumulation units outstanding at end of period	6,649	5,410
WANGER SELECT
Value at beginning of period	$16.22	$14.93	$12.56	$11.45	$10.21
Value at end of period	$8.20	$16.22	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	60,884	51,124	39,537	14,624	5,665
WANGER USA
Value at beginning of period	$14.39	$13.75	$12.83	$11.62	$10.13
Value at end of period	$8.62	$14.39	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	45,113	40,191	59,963	20,205	8,866
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.48	$13.07	$11.16	$10.86	$9.76
Value at end of period	$8.95	$13.48	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	86,040	113,992	136,031	84,393	23,930

TABLE 13

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801	$9.957
Value at end of period	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801
Number of accumulation units outstanding at end of period	69,733	26,140	40,655	51,713	42,250	20,975	20,470	23,785	27,143	49
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756	$9.275
Value at end of period	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756
Number of accumulation units outstanding at end of period	96,142	45,949	61,296	37,373	50,383	54,338	52,557	106,589	119,758	2,338

CFI 98

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453	$11.912	$10.694
Value at end of period	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453	$11.912
Number of accumulation units outstanding at end of period	63,655	99,844	106,689	150,106	144,238	93,436	80,766	74,558	64,676	9,602
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.32
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	1,334
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.69	$16.69	$13.80	$11.49	$9.76
Value at end of period	$11.62	$19.69	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	953,034	92,027	100,140	63,726	24,396
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.41	$24.56	$20.38	$18.60	$16.34
Value at end of period	$15.18	$22.41	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	204,611	9,566	20,013	14,439	3,304
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092	$14.126	$11.454
Value at end of period	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092	$14.126
Number of accumulation units outstanding at end of period	1,521,977	826,574	1,035,000	875,083	779,690	602,509	483,725	497,660	568,291	96,687
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30	$10.501	$9.95
Value at end of period	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30	$10.501
Number of accumulation units outstanding at end of period	460,360	360,973	518,776	459,602	789,313	454,343	295,154	262,004	227,967	73,216
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645	$16.574	$12.15
Value at end of period	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645	$16.574
Number of accumulation units outstanding at end of period	639,981	396,388	584,248	961,412	1,072,839	748,473	599,168	581,233	581,764	110,673
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715	$13.346	$9.427
Value at end of period	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715	$13.346
Number of accumulation units outstanding at end of period	84,326	73,787	79,607	40,421	45,057	29,083	9,160	17,807	20,801	6,009
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$10.14
Value at end of period	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	164,813	33,243	38,569	24,593	20,723	15,642	5,223
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.21
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	82,595
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.90	$12.64	$12.51	$11.24
Value at end of period	$7.40	$13.90	$12.64	$12.51
Number of accumulation units outstanding at end of period	13,378	6,278	4,594	4
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.26	$16.72	$14.12	$14.05	$12.86	$9.67
Value at end of period	$10.17	$16.26	$16.72	$14.12	$14.05	$12.86
Number of accumulation units outstanding at end of period	3,897	1,765	2,400	1,654	6,564	1,331
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.53	$16.11	$14.06	$13.13	$10.91	$7.77
Value at end of period	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91
Number of accumulation units outstanding at end of period	32,019	3,326	5,263	4,552	3,893	172

CFI 99

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.89	$17.21	$13.42	$11.49
Value at end of period	$11.13	$19.89	$17.21	$13.42
Number of accumulation units outstanding at end of period	138,663	9,774	8,063	416
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85	$12.006	$10.648
Value at end of period	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85	$12.006
Number of accumulation units outstanding at end of period	604,119	434,958	608,169	755,450	822,427	473,075	402,962	553,197	574,782	194,625
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.94	$10.12	$9.14
Value at end of period	$6.40	$10.94	$10.12
Number of accumulation units outstanding at end of period	3,524	10	137
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$10.02
Value at end of period	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	170,721	15,477	25,932	18,118	11,693	3,532	921
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472	$5.00	$8.851
Value at end of period	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472	$5.849
Number of accumulation units outstanding at end of period	228,909	103,478	182,139	208,991	209,456	150,698	99,345	85,593	89,724
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.46	$10.69
Value at end of period	$6.34	$10.46
Number of accumulation units outstanding at end of period	283,824	145,956
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.07	$12.34	$10.51
Value at end of period	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	94,090	12,392	11,100
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.04
Value at end of period	$6.75
Number of accumulation units outstanding at end of period	8,908
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97	$12.14
Value at end of period	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97
Number of accumulation units outstanding at end of period	30,407	2,366	1,959	1,352	2,786	2,753	294
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.69	$12.71	$11.24	$10.71
Value at end of period	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	34,264	2,698	5,436	7
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.97	$13.18	$11.86	$11.47
Value at end of period	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	103,266	2,553	4,123	2,711
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	233,095

CFI 100

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.54	$9.69
Value at end of period	$7.93	$13.54
Number of accumulation units outstanding at end of period	337,277	95,712
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436	$11.809	$10.133
Value at end of period	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436	$11.809
Number of accumulation units outstanding at end of period	1,949,572	1,659,305	2,472,117	2,464,740	3,949,110	2,493,572	2,473,992	3,065,150	3,953,354	806,180
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$10.99
Value at end of period	$6.05	$10.83
Number of accumulation units outstanding at end of period	99,287	75,221
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.70	$10.90	$9.74
Value at end of period	$6.53	$11.70	$10.90
Number of accumulation units outstanding at end of period	12,018	4,571	1,096
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52	$13.923	$11.286
Value at end of period	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52	$13.923
Number of accumulation units outstanding at end of period	842,036	573,015	837,326	1,143,349	1,294,852	868,786	624,067	606,972	555,824	81,578
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299	$12.854	$11.183
Value at end of period	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299	$12.854
Number of accumulation units outstanding at end of period	406,073	239,802	327,732	295,305	442,115	200,049	128,488	73,913	32,312	3,959
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028	$10.117	$9.201
Value at end of period	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028	$10.117
Number of accumulation units outstanding at end of period	186,984	151,646	235,604	233,764	210,974	133,344	75,207	16,255	15,934	2,982
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259	$10.346	$10.502
Value at end of period	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259	$10.346
Number of accumulation units outstanding at end of period	373,089	309,498	367,108	520,906	563,725	300,265	306,789	279,302	213,637	51,554
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.33
Value at end of period	$5.94
Number of accumulation units outstanding at end of period	2,270
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564	$9.564
Value at end of period	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564
Number of accumulation units outstanding at end of period	79,305	48,074	45,801	94,299	390,090	94,157	69,184	42
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.48
Value at end of period	$5.78
Number of accumulation units outstanding at end of period	21,333
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.92	$18.13	$13.45	$10.92
Value at end of period	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	31,688	8,604	11,402	5,360

CFI 101

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$9.09
Value at end of period	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	108,133	9,523	13,388	19,887	7,011	127	576
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.80	$13.12	$11.33	$10.66
Value at end of period	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	8,400	745	2,574	6
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.09	$11.30	$9.98
Value at end of period	$6.66	$11.09	$11.30
Number of accumulation units outstanding at end of period	3,841	1,309	711
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.78	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625	$16.446	$10.982
Value at end of period	$5.90	$9.78	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625	$16.446
Number of accumulation units outstanding at end of period	377,307	376,466	525,292	511,677	682,535	538,409	475,522	646,311	709,695	161,338
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.36	$12.18	$11.57
Value at end of period	$5.02	$11.36	$12.18
Number of accumulation units outstanding at end of period	14,090	1,043	29
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.75
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	17
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.21	$11.00
Value at end of period	$7.08	$11.21
Number of accumulation units outstanding at end of period	640,100	210,961
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.59
Number of accumulation units outstanding at end of period	20,525
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.37	$15.35	$12.47	$11.20
Value at end of period	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	19,952	4,331	1,500	16
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.53	$15.04	$13.54	$13.26	$12.02	$11.58
Value at end of period	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02
Number of accumulation units outstanding at end of period	47,571	12,278	12,869	9,980	6,296	236
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.79	$14.86	$11.45	$10.11
Value at end of period	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	101,396	13,079	7,192	71
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$6.85
Value at end of period	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	75,661	9,272	7,509	3,989	2,680	2,104	427
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324	$10.725	$10.283
Value at end of period	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324	$10.725
Number of accumulation units outstanding at end of period	1,480,503	440,028	534,137	649,862	629,605	317,874	374,628	354,705	300,529	23,586
CFI 102

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.33	$10.51	$9.95
Value at end of period	$5.48	$11.33	$10.51
Number of accumulation units outstanding at end of period	30,935	45	113
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.95	$13.70	$12.13	$10.35
Value at end of period	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	1,740,358	1,337,575	1,839,329	1,000,436
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$13.00	$12.57	$11.23
Value at end of period	$7.91	$13.00	$12.57
Number of accumulation units outstanding at end of period	3,602	661	985
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.78	$10.91	$10.14	$9.89
Value at end of period	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	395,254	209,431	244,612	375,989
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$12.19	$10.42	$10.23	$9.42	$8.85	$6.84	$9.703	$13.404	$15.338	$11.449
Value at end of period	$6.77	$12.19	$10.42	$10.23	$9.42	$8.85	$6.84	$9.703	$13.404	$15.338
Number of accumulation units outstanding at end of period	181,002	127,807	177,702	173,435	571,825	383,608	287,116	227,866	278,123	28,754
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$15.37	$15.03	$13.05	$12.29	$11.24	$9.09	$12.367	$13.786	$12.604	$10.62
Value at end of period	$9.82	$15.37	$15.03	$13.05	$12.29	$11.24	$9.09	$12.367	$13.786	$12.604
Number of accumulation units outstanding at end of period	171,348	147,750	232,080	338,126	344,181	254,954	251,165	254,223	85,133	16,091
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.61	$11.37	$10.52	$10.36
Value at end of period	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	8,147	814	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.09
Value at end of period	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	221,434	66,542	82,834	70,060	65,092	55,353	47,380
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.19	$9.40
Value at end of period	$6.37	$9.19
Number of accumulation units outstanding at end of period	864,613	70,920
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.32	$10.83	$9.75
Value at end of period	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	27,694	5,966	1,004
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.18	$10.61	$10.05
Value at end of period	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	16,238	784	23
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.16	$10.63	$9.40
Value at end of period	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	360,540	60,557	510
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.13
Value at end of period	$6.65
Number of accumulation units outstanding at end of period	5,301

CFI 103

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.30
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	2,501
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.28
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	3,258
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$5.02
Value at end of period	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	26,986	6,510	7,429	65,857	52,533	1,594	62
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60	$11.895	$9.159
Value at end of period	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60	$11.895
Number of accumulation units outstanding at end of period	256,520	181,163	254,506	337,873	522,075	389,816	303,005	216,922	144,229	15,498
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.23	$11.78	$10.72	$10.37
Value at end of period	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	135,591	6,685	74,167	30,296
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.70	$12.23	$10.94	$10.47
Value at end of period	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	226,390	431	54,161	8,933
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.15	$12.58	$11.10	$10.84
Value at end of period	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	67,801	1,449	34,728	21,510
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.56	$12.92	$11.31	$10.68
Value at end of period	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	53,974	1,595	21,098	3,675
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.51	$11.02	$10.34	$10.12
Value at end of period	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	7,502	5,311	4,759	803
ING STOCK INDEX PORTFOLIO
Value at beginning of period	$13.68	$13.09	$12.26
Value at end of period	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	1,573	1,266	123
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117	$10.686	$10.054
Value at end of period	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117	$10.686
Number of accumulation units outstanding at end of period	62,489	52,302	52,965	87,089	88,761	50,090	41,646	66,844	69,003	19,174
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633	$10.784	$9.502
Value at end of period	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633	$10.784
Number of accumulation units outstanding at end of period	107,713	145,102	190,981	196,972	262,632	220,664	196,708	214,583	236,648	52,442
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665	$10.701	$9.782
Value at end of period	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665	$10.701
Number of accumulation units outstanding at end of period	108,882	153,565	188,886	217,838	291,049	164,824	152,277	220,372	214,545	67,538

CFI 104

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.93	$12.48	$10.97	$10.39
Value at end of period	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	1,635,362	30,674	24,334	7,319
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.88	$12.07	$11.44	$10.19
Value at end of period	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	632,228	402,625	726,267	597,868
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.49	$18.08	$15.29	$14.83	$13.12
Value at end of period	$11.80	$18.49	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	39,616	9,373	15,941	9,686	5,926
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295	$13.399	$11.036
Value at end of period	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295	$13.399
Number of accumulation units outstanding at end of period	347,979	340,260	439,098	536,029	504,970	331,183	289,027	337,910	357,441	52,086
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	187,579
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.28	$11.10	$9.70
Value at end of period	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	23,634	2,428	913
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722	$15.732	$10.653
Value at end of period	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722	$15.732
Number of accumulation units outstanding at end of period	181,450	78,020	112,115	100,646	218,187	143,878	127,395	183,731	188,558	57,584
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323	$12.998	$10.558
Value at end of period	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323	$12.998
Number of accumulation units outstanding at end of period	200,877	172,991	214,135	181,079	230,728	168,816	139,706	179,677	205,082	52,317
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	11
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$9.53
Value at end of period	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	391,247	55,791	98,981	88,490	74,285	28,893	6,478
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.66	$12.00	$11.07	$10.24
Value at end of period	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	855,619	619,911	958,188	718,791
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.99	$12.76	$11.08	$10.16
Value at end of period	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	69,651	1,531	8,864	4,812
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.08	$10.55	$9.61
Value at end of period	$6.73	$10.08	$10.55
Number of accumulation units outstanding at end of period	2,049	0	158

CFI 105

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399	$14.838	$11.794
Value at end of period	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399	$14.838
Number of accumulation units outstanding at end of period	531	15	16	16	807,821	557,555	467,095	498,520	414,075	69,363
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.86
Value at end of period	$16.59
Number of accumulation units outstanding at end of period	163
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.84
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	187
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.38
Value at end of period	$7.49
Number of accumulation units outstanding at end of period	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.86
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	228
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.15
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	613
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.15
Value at end of period	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	161,695	35,304	87,225	70,787	48,903	34,280	33,156
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.43	$10.73	$10.15
Value at end of period	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	12,402	795	315
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.17	$14.92	$12.54	$11.36	$10.00
Value at end of period	$10.59	$17.17	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	143,930	17,773	32,356	25,983	8,872
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.83	$9.61
Value at end of period	$5.69	$9.83
Number of accumulation units outstanding at end of period	14,997	905
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$68.10	$51.26	$41.26	$29.43	$21.77
Value at end of period	$35.13	$68.10	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	50,290	29,447	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.17	$13.43	$11.76	$11.70
Value at end of period	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	17,774	2,305	2,642	1

CFI 106

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PAX WORLD BALANCED FUND
Value at beginning of period	$13.48	$12.41	$11.29	$10.80	$9.70
Value at end of period	$9.27	$13.48	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	133,781	40,526	49,546	112,406	45,236
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.04	$10.97	$10.96	$10.82	$10.32
Value at end of period	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	226,276	24,448	27,157	8,155	3,233
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.77	$11.79
Value at end of period	$5.30	$12.77
Number of accumulation units outstanding at end of period	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.23	$11.64	$10.81	$10.68	$9.99
Value at end of period	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	19,205	7,703	4,437	1,654	901
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	14,042
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.62
Value at end of period	$5.47
Number of accumulation units outstanding at end of period	2,087
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.77	$18.88	$16.77	$17.43	$14.98
Value at end of period	$21.91	$20.77	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	538,148	16,759	13,061	3,353	680
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.68
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	20,905
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.91	$13.54	$12.30	$10.85	$9.98
Value at end of period	$9.01	$14.91	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	1,259,861	154,046	242,446	205,278	82,378
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.51	$10.82
Value at end of period	$5.68	$10.51
Number of accumulation units outstanding at end of period	141,152	2,831
WANGER SELECT
Value at beginning of period	$16.19	$14.91	$12.55	$11.45	$9.89
Value at end of period	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	234,335	15,528	13,490	2,892	109
WANGER USA
Value at beginning of period	$14.36	$13.73	$12.82	$11.61	$9.57
Value at end of period	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	73,554	14,060	21,033	21,027	1,281

CFI 107

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.46	$13.05	$11.15	$10.85	$10.03
Value at end of period	$8.93	$13.46	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	284,358	97,637	145,840	103,342	39,974

TABLE 14

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193	$13.796	$10.166
Value at end of period	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193	$13.796
Number of accumulation units outstanding at end of period	103,557	116,061	123,352	81,979	126,642	160,002	147,121	141,985	122,506	21,991
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$11.752	$9.28
Value at end of period	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$11.752
Number of accumulation units outstanding at end of period	193,667	206,699	245,794	155,032	279,744	421,225	430,053	517,889	436,299	81,160
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.43
Value at end of period	$5.77
Number of accumulation units outstanding at end of period	326
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041	$12.53	$11.254
Value at end of period	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041	$12.53
Number of accumulation units outstanding at end of period	100,176	114,927	121,471	120,740	136,946	198,552	185,197	193,795	147,701	73,943
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.95
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	1,033
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.66	$16.67	$13.79	$11.48	$9.48
Value at end of period	$11.59	$19.66	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	571,657	666,503	1,224,388	951,422	295,308
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.32	$24.48	$20.33	$18.55	$15.46
Value at end of period	$15.11	$22.32	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	13,391	27,612	74,472	45,988	28,778
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375	$15.518	$12.589
Value at end of period	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375	$15.518
Number of accumulation units outstanding at end of period	1,739,497	2,132,075	3,361,869	3,216,297	2,927,046	2,600,443	1,986,803	1,442,524	1,662,214	1,895,670
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31	$11.445	$10.85
Value at end of period	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31	$11.445
Number of accumulation units outstanding at end of period	864,139	1,142,358	1,546,502	1,542,811	1,848,161	1,843,678	1,366,754	875,116	710,549	833,428

CFI 108

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023	$18.143	$13.307
Value at end of period	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023	$18.143
Number of accumulation units outstanding at end of period	645,219	743,009	922,067	1,159,132	2,136,201	2,701,907	2,481,342	2,269,303	2,257,499	1,602,406
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957	$14.90	$10.53
Value at end of period	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957	$14.90
Number of accumulation units outstanding at end of period	139,620	203,131	214,673	208,993	225,461	139,067	55,109	51,088	42,156	53,817
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$11.77
Value at end of period	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	34,403	39,095	111,915	115,359	124,156	114,048	134,706
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.14
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	64,420
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.89	$12.63	$12.51	$12.93
Value at end of period	$7.38	$13.89	$12.63	$12.51
Number of accumulation units outstanding at end of period	3,127	2,462	2,200	8,783
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.21	$16.68	$14.09	$14.03	$12.85	$9.86	$10.12
Value at end of period	$10.14	$16.21	$16.68	$14.09	$14.03	$12.85	$9.86
Number of accumulation units outstanding at end of period	5,108	6,645	4,712	2,149	6,339	9,856	1,289
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$10.02
Value at end of period	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	4,843	11,543	77,637	104,799	48,532	24,847	12,107
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.85	$17.19	$13.41	$11.72	$9.90
Value at end of period	$11.10	$19.85	$17.19	$13.41	$11.72
Number of accumulation units outstanding at end of period	47,393	64,903	64,605	29,872	544
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628	$12.801	$11.358
Value at end of period	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628	$12.801
Number of accumulation units outstanding at end of period	1,235,407	1,538,682	1,789,303	2,007,105	2,530,872	2,632,731	2,637,345	3,038,118	3,302,106	3,380,638
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.93	$10.12	$9.45
Value at end of period	$6.39	$10.93	$10.12
Number of accumulation units outstanding at end of period	2,611	632	326
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71	$9.98
Value at end of period	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71
Number of accumulation units outstanding at end of period	61,280	88,249	362,027	422,770	379,717	224,100	87,836
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847	$9.996
Value at end of period	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847
Number of accumulation units outstanding at end of period	444,633	509,851	837,706	1,069,936	1,231,530	1,424,608	923,848	882,962	433,323
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.46	$10.69
Value at end of period	$6.33	$10.46
Number of accumulation units outstanding at end of period	299,398	343,921

CFI 109

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.07	$12.34	$9.98
Value at end of period	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	79,392	57,052	106,261
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.31	$10.79
Value at end of period	$6.74	$10.31
Number of accumulation units outstanding at end of period	771	299
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.60	$20.90	$18.50	$17.95	$16.69	$12.70
Value at end of period	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	7,169	6,839	19,870	18,662	45,977	59,760
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.68	$12.70	$11.24	$10.24
Value at end of period	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	24,694	9,925	13,845	15,818
ING FMRSM DIVESIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.95	$13.17	$11.86	$11.22
Value at end of period	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	25,427	5,990	19,566	26,416
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	233,966
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.53	$9.69
Value at end of period	$7.92	$13.53
Number of accumulation units outstanding at end of period	405,271	425,952
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429	$12.939	$11.108
Value at end of period	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429	$12.939
Number of accumulation units outstanding at end of period	3,193,695	3,727,610	4,061,971	4,634,085	5,924,539	7,714,136	9,326,780	11,126,933	11,724,441	13,348,490
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$10.99
Value at end of period	$6.04	$10.83
Number of accumulation units outstanding at end of period	79,194	108,324
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.69	$10.90	$9.02
Value at end of period	$6.52	$11.69	$10.90
Number of accumulation units outstanding at end of period	9,133	12,334	2,452
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95	$15.521	$12.587
Value at end of period	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95	$15.521
Number of accumulation units outstanding at end of period	1,047,075	1,368,692	1,941,935	2,292,271	3,127,841	3,475,311	3,034,497	2,847,404	2,757,220	2,792,639
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93	$12.551	$10.925
Value at end of period	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93	$12.551
Number of accumulation units outstanding at end of period	618,675	869,060	1,786,511	1,905,635	2,047,008	1,703,944	1,293,570	457,672	148,981	50,227

CFI 110

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588	$9.718	$8.843
Value at end of period	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588	$9.718
Number of accumulation units outstanding at end of period	481,806	678,593	1,173,655	1,440,356	1,240,295	694,475	456,728	110,246	61,435	50,270
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406	$10.487	$10.65
Value at end of period	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406	$10.487
Number of accumulation units outstanding at end of period	966,352	1,093,085	1,245,873	1,205,427	1,137,508	1,267,394	1,633,601	1,192,571	670,970	617,714
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.57
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	21
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.94
Value at end of period	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	202,554	318,109	591,171	468,182	359,887	283,718	159,260
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.93
Value at end of period	$5.78
Number of accumulation units outstanding at end of period	11,213
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.88	$18.11	$13.45	$11.68
Value at end of period	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	34,095	43,231	60,707	44,087
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.14
Value at end of period	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	16,866	25,348	29,220	18,311	8,974	2,468	378
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.78	$13.11	$11.75
Value at end of period	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	7,370	7,456	8,517
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.08	$11.30	$9.97
Value at end of period	$6.65	$11.08	$11.30
Number of accumulation units outstanding at end of period	3,598	1,822	981
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.51	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527	$17.731	$11.846
Value at end of period	$6.34	$10.51	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527	$17.731
Number of accumulation units outstanding at end of period	511,208	616,938	855,439	931,891	1,411,027	2,228,250	2,163,820	2,738,168	3,144,386	2,991,235
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.35	$12.18
Value at end of period	$5.01	$11.35
Number of accumulation units outstanding at end of period	1,124	1,104
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.91
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	240

CFI 111

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.21	$10.83	$9.44
Value at end of period	$7.07	$11.21	$10.83
Number of accumulation units outstanding at end of period	182,999	192,341	16,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	11,713
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.35	$15.34	$12.47	$10.14
Value at end of period	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	46,644	61,695	70,327	40,087
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.47	$14.99	$13.50	$13.23	$12.00	$11.25
Value at end of period	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00
Number of accumulation units outstanding at end of period	73,524	94,146	122,326	180,292	130,323	45,905
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.76	$14.85	$11.44	$11.38
Value at end of period	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	61,286	56,252	57,318	2,231
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.52
Value at end of period	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	60,533	62,246	74,667	28,746	44,281	61,505	2,282
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456	$10.855	$10.414
Value at end of period	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456	$10.855
Number of accumulation units outstanding at end of period	1,831,765	1,863,139	1,765,402	1,185,620	1,281,038	1,729,116	2,415,659	1,739,522	1,463,947	1,891,667
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.32	$10.35
Value at end of period	$5.47	$11.32
Number of accumulation units outstanding at end of period	135	444
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.07	$14.26	$12.18	$10.44
Value at end of period	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	1,961,962	2,544,962	4,138,978	4,671,723
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.99	$12.56	$11.48
Value at end of period	$7.90	$12.99	$12.56
Number of accumulation units outstanding at end of period	2,123	2,606	1,029
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.79	$10.92	$10.16	$10.00
Value at end of period	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	446,158	375,533	547,903	498,890
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$13.81	$11.81	$11.60	$10.69	$10.05	$7.77	$11.026	$15.239	$17.447	$13.03
Value at end of period	$7.66	$13.81	$11.81	$11.60	$10.69	$10.05	$7.77	$11.026	$15.239	$17.447
Number of accumulation units outstanding at end of period	144,688	165,827	225,636	341,021	481,659	843,692	850,190	1,211,713	1,159,343	728,964
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$16.84	$16.48	$14.32	$13.49	$12.34	$9.98	$13.595	$15.163	$13.87	$11.692
Value at end of period	$10.76	$16.84	$16.48	$14.32	$13.49	$12.34	$9.98	$13.595	$15.163	$13.87
Number of accumulation units outstanding at end of period	222,862	270,321	403,393	483,444	635,659	902,500	1,321,604	1,164,757	468,299	356,705

CFI 112

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.60	$11.36	$10.51	$10.43
Value at end of period	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	9,271	11,074	29,325	13,174
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.00
Value at end of period	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	143,360	94,615	204,493	106,739	98,497	91,271	73,058
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.18	$9.40
Value at end of period	$6.36	$9.18
Number of accumulation units outstanding at end of period	862,181	1,247,251
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.31	$10.83	$9.83
Value at end of period	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	41,664	42,367	2,871
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.17	$10.61	$10.35
Value at end of period	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	2,364	2,163	5
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.15	$10.63	$9.54
Value at end of period	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	743,213	897,440	13,978
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.70
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	22
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.78
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	9,712
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.21
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	8,671
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$7.11
Value at end of period	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	84,844	106,550	91,622	70,383	55,768	83,909	21,340
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419	$12.675	$9.764
Value at end of period	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419	$12.675
Number of accumulation units outstanding at end of period	528,457	676,367	1,224,186	1,173,838	1,718,730	2,251,556	2,222,850	2,121,733	1,784,687	1,290,260
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.22	$11.77	$11.17
Value at end of period	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	56,931	57,238	395

CFI 113

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.68	$12.22	$10.94	$10.99
Value at end of period	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	32,066	48,509	5,852	535
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.13	$12.57	$11.41
Value at end of period	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	16,141	9,218	725
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.55	$12.91	$12.30
Value at end of period	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	4,803	27,173	5,315
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.34
Value at end of period	$7.66
Number of accumulation units outstanding at end of period	2,251
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.46
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	11
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.49	$11.01	$10.43
Value at end of period	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	0	363	152
ING STOCK INDEX PORTFOLIO
Value at beginning of period	$13.65	$13.07	$11.41	$11.13
Value at end of period	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	7,254	7,319	27,855	17,570
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514	$11.073	$10.423
Value at end of period	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514	$11.073
Number of accumulation units outstanding at end of period	54,012	66,896	91,758	122,844	123,803	145,137	112,797	117,599	137,811	232,707
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292	$11.458	$10.101
Value at end of period	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292	$11.458
Number of accumulation units outstanding at end of period	110,112	165,170	191,012	165,249	160,170	214,053	224,992	239,231	204,194	169,078
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232	$11.275	$10.312
Value at end of period	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232	$11.275
Number of accumulation units outstanding at end of period	111,013	142,807	205,514	140,341	133,841	194,852	159,012	158,589	134,664	93,911
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.92	$12.47	$10.97	$10.85
Value at end of period	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	314,348	438,484	532,259	79,878
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$14.00	$12.44	$11.50	$10.26
Value at end of period	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	893,654	1,029,745	1,312,088	1,438,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.42	$18.02	$15.25	$14.79	$12.98	$10.92
Value at end of period	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98
Number of accumulation units outstanding at end of period	57,425	56,564	57,789	66,200	34,585	11,181

CFI 114

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625	$14.748	$12.153
Value at end of period	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625	$14.748
Number of accumulation units outstanding at end of period	352,773	425,736	578,885	567,594	910,197	1,253,253	971,669	927,451	909,338	869,106
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	385,345
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.27	$11.09	$9.79
Value at end of period	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	3,568	2,870	655
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.432	$16.643	$17.793	$12.055
Value at end of period	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.423	$16.643	$17.793
Number of accumulation units outstanding at end of period	153,636	184,219	169,429	199,216	337,909	554,496	602,100	821,647	642,991	343,239
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621	$14.375	$11.682
Value at end of period	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621	$14.375
Number of accumulation units outstanding at end of period	225,786	302,845	340,345	376,840	393,586	494,180	544,610	562,829	575,028	541,625
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.72
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	578
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$9.97
Value at end of period	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	87,715	109,959	317,133	409,753	503,772	345,078	143,963
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.76	$12.42	$11.12	$10.34	$29.88	$26.53
Value at end of period	$9.70	$12.76	$12.42	$11.12	$32.79	$29.88
Number of accumulation units outstanding at end of period	851,814	1,035,604	1,370,749	1,180,581	3,995	240
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.97	$12.75	$11.08	$10.71
Value at end of period	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	16,493	20,338	171,628	167,607
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.07	$10.54	$9.59
Value at end of period	$6.72	$10.07	$10.54
Number of accumulation units outstanding at end of period	2,146	1,968	1,449
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54	$16.022	$12.741
Value at end of period	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54	$16.022
Number of accumulation units outstanding at end of period	26	88	60	30	843,134	1,443,439	1,577,444	1,370,458	1,015,207	815,864
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308	$10.727	$10.643
Value at end of period	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308	$10.727
Number of accumulation units outstanding at end of period	40	50	51	61	273,284	519,547	450,181	362,171	289,585	300,761
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39	$19.592	$12.009
Value at end of period	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39	$19.592
Number of accumulation units outstanding at end of period	1,362	350	11	11	1,435,111	2,989,916	3,841,110	4,694,956	5,857,226	4,837,241

CFI 115

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.76	$10.27
Value at end of period	$5.34	$8.76
Number of accumulation units outstanding at end of period	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.08
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$9.75
Value at end of period	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	120,525	149,176	279,291	340,864	289,338	206,996	197,934
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.42	$11.39
Value at end of period	$6.92	$11.42
Number of accumulation units outstanding at end of period	4,075	858
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.13	$14.90	$12.53	$11.35	$9.69
Value at end of period	$10.56	$17.13	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	228,121	231,137	277,481	267,730	208,700
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.82	$9.57
Value at end of period	$5.68	$9.82
Number of accumulation units outstanding at end of period	3,872	225
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.85	$51.10	$41.15	$29.37	$19.78
Value at end of period	$34.98	$67.85	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	48,561	61,561	89,019	119,991	56,413
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.15	$13.42	$12.37
Value at end of period	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	12,637	11,204	6,757
PAX WORLD BALANCED FUND
Value at beginning of period	$13.43	$12.37	$11.26	$10.77	$9.76
Value at end of period	$9.23	$13.43	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	40,565	54,971	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.01	$10.96	$10.95	$10.82	$10.12
Value at end of period	$11.08	$12.01	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	134,509	82,549	92,703	135,357	58,300
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.77	$10.06
Value at end of period	$5.29	$12.77
Number of accumulation units outstanding at end of period	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.20	$11.62	$10.80	$10.68	$9.85
Value at end of period	$7.82	$12.20	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	14,914	16,573	22,461	6,749	5,956

CFI 116

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.83
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	8,256
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.71	$18.83	$16.73	$17.40	$15.44
Value at end of period	$21.83	$20.71	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	78,307	50,126	62,115	48,097	12,176
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.90
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	13,169
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.88	$13.53	$12.29	$10.85	$9.80
Value at end of period	$8.99	$14.88	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	1,711,636	1,946,126	2,852,011	2,745,616	1,633,839
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.51	$10.12
Value at end of period	$5.67	$10.51
Number of accumulation units outstanding at end of period	23,373	39,866
WANGER SELECT
Value at beginning of period	$16.16	$14.89	$12.54	$11.44	$9.83
Value at end of period	$8.17	$16.16	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	71,741	104,588	71,538	15,719	1,828
WANGER USA
Value at beginning of period	$14.33	$13.71	$12.81	$11.61	$10.25
Value at end of period	$8.58	$14.33	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	13,157	20,392	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.43	$13.03	$11.14	$10.85	$9.80
Value at end of period	$8.91	$13.43	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	841,888	1,053,903	1,490,194	1,622,664	1,066,826
TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183	$13.791	$10.489
Value at end of period	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183	$13.791
Number of accumulation units outstanding at end of period	185,084	193,575	209,088	185,033	111,740	101,589	88,509	76,051	36,971	2,863
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954	$11.748	$9.575
Value at end of period	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954	$11.748
Number of accumulation units outstanding at end of period	199,413	206,829	234,070	196,939	167,904	149,090	140,721	153,708	79,364	19,774

CFI 117

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.25
Value at end of period	$5.77
Number of accumulation units outstanding at end of period	7,623
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038	$16.697	$15.005
Value at end of period	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038	$16.697
Number of accumulation units outstanding at end of period	139,551	140,885	141,958	219,575	204,431	211,316	201,168	209,909	203,730	200,068
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.91
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	7,723
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.62	$16.65	$13.78	$11.48	$9.88
Value at end of period	$11.56	$19.62	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	457,664	325,211	212,150	160,473	24,649
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.24	$24.41	$20.27	$18.51	$16.06
Value at end of period	$15.05	$22.24	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	102,484	80,955	69,703	50,591	21,369
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359	$21.988	$17.847
Value at end of period	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359	$21.988
Number of accumulation units outstanding at end of period	884,693	847,162	811,346	1,056,955	687,425	451,914	366,014	318,516	243,716	303,914
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252	$16.047	$15.22
Value at end of period	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252	$16.047
Number of accumulation units outstanding at end of period	442,827	485,693	504,653	749,148	707,385	500,320	445,737	409,548	286,747	303,704
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12	$23.927	$17.558
Value at end of period	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12	$23.927
Number of accumulation units outstanding at end of period	732,400	789,960	829,270	1,260,756	1,247,420	1,135,916	894,056	792,594	596,022	520,647
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968	$18.661	$13.195
Value at end of period	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968	$18.661
Number of accumulation units outstanding at end of period	126,656	118,882	94,693	104,662	78,256	50,628	30,785	38,755	25,576	20,580
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28	$11.76
Value at end of period	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28
Number of accumulation units outstanding at end of period	176,258	174,003	191,901	316,485	164,023	46,716	10,687
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.10
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	57,982
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.87	$12.62	$12.51	$11.45
Value at end of period	$7.37	$13.87	$12.62	$12.51
Number of accumulation units outstanding at end of period	11,036	11,361	21,593	1,401
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.17	$16.64	$14.06	$14.01	$12.84	$9.86	$11.68
Value at end of period	$10.10	$16.17	$16.64	$14.06	$14.01	$12.84	$9.86
Number of accumulation units outstanding at end of period	14,394	7,404	9,744	8,580	3,688	4,173	167

CFI 118

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10	$10.14
Value at end of period	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10
Number of accumulation units outstanding at end of period	25,080	23,206	31,381	36,285	45,339	17,021	2,907
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.82	$17.16	$13.40	$11.71	$9.85
Value at end of period	$11.08	$19.82	$17.16	$13.40	$11.71
Number of accumulation units outstanding at end of period	98,359	81,469	37,386	22,019	3,998
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06	$17.303	$15.36
Value at end of period	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06	$17.303
Number of accumulation units outstanding at end of period	803,014	996,955	1,129,840	1,506,113	1,211,756	1,098,090	1,340,814	1,663,297	1,637,556	1,479,143
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.92	$10.12	$9.43
Value at end of period	$6.38	$10.92	$10.12
Number of accumulation units outstanding at end of period	9,103	6,032	376
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71	$10.05
Value at end of period	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71
Number of accumulation units outstanding at end of period	167,687	120,294	116,579	133,425	36,450	22,344	4,915
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845	$9.996
Value at end of period	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845
Number of accumulation units outstanding at end of period	295,268	352,220	356,502	510,662	376,426	262,849	189,154	126,835	67,524
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.45	$10.69
Value at end of period	$6.33	$10.45
Number of accumulation units outstanding at end of period	390,962	423,742
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.06	$12.33	$10.05
Value at end of period	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	131,923	59,647	32,919
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.30	$10.09	$9.50
Value at end of period	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	6,609	1,962	429
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95	$11.63
Value at end of period	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95
Number of accumulation units outstanding at end of period	22,012	19,407	14,516	18,596	9,257	10,461	51
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.66	$12.69	$11.24	$10.20
Value at end of period	$9.66	$13.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	24,330	15,987	9,703	1,176
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.93	$13.15	$11.86	$11.46
Value at end of period	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	73,161	35,304	33,126	9,192
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	213,772

CFI 119

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.52	$9.69
Value at end of period	$7.91	$13.52
Number of accumulation units outstanding at end of period	305,370	210,824
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246	$19.535	$16.779
Value at end of period	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246	$19.535
Number of accumulation units outstanding at end of period	2,990,615	3,430,110	3,838,456	4,802,154	4,937,394	4,448,547	4,722,482	5,556,404	4,996,223	5,572,187
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.04	$10.82
Number of accumulation units outstanding at end of period	85,620	98,438
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.68	$10.89	$9.47
Value at end of period	$6.51	$11.68	$10.89
Number of accumulation units outstanding at end of period	16,088	24,297	3,530
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975	$23.35	$18.945
Value at end of period	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975	$23.35
Number of accumulation units outstanding at end of period	595,014	707,223	790,125	1,063,685	1,005,098	821,901	788,043	743,885	625,951	611,611
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91	$12.54	$10.921
Value at end of period	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91	$12.54
Number of accumulation units outstanding at end of period	424,192	461,298	509,523	754,152	577,038	340,101	240,603	145,443	52,574	16,931
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574	$9.71	$8.84
Value at end of period	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574	$9.71
Number of accumulation units outstanding at end of period	209,995	257,974	286,766	407,144	388,780	194,813	126,145	48,920	20,025	20,739
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949	$11.911	$12.102
Value at end of period	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949	$11.911
Number of accumulation units outstanding at end of period	775,032	793,568	777,013	1,025,425	1,033,279	897,843	921,078	904,310	661,112	637,752
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.35
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	760
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02	$10.24
Value at end of period	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02
Number of accumulation units outstanding at end of period	79,091	89,633	84,487	118,557	68,875	42,155	14,728
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.79
Value at end of period	$5.77
Number of accumulation units outstanding at end of period	44,030
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.85	$18.10	$13.44	$10.72
Value at end of period	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	59,973	71,156	55,276	15,291

CFI 120

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19	$10.06
Value at end of period	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19
Number of accumulation units outstanding at end of period	63,941	55,300	49,540	72,438	35,354	9,542	1,644
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.77	$13.10	$11.33	$10.97
Value at end of period	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	10,255	9,661	6,724	33
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.07	$11.29	$10.36
Value at end of period	$6.64	$11.07	$11.29
Number of accumulation units outstanding at end of period	5,210	4,072	424
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$11.30	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523	$19.15	$12.80
Value at end of period	$6.81	$11.30	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523	$19.15
Number of accumulation units outstanding at end of period	606,166	663,165	717,497	951,682	913,926	901,390	852,175	914,949	838,568	822,854
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.33	$12.16	$11.51	$10.67
Value at end of period	$5.00	$11.33	$12.16	$11.51
Number of accumulation units outstanding at end of period	13,460	9,098	6,530	2,993
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.71
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	1,177
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.20	$10.82	$9.98
Value at end of period	$7.06	$11.20	$10.82
Number of accumulation units outstanding at end of period	490,972	536,059	135
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	20,381
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.32	$15.33	$12.46	$10.22
Value at end of period	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	42,129	29,751	18,763	5,782
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.41	$14.95	$13.47	$13.20	$11.98	$11.16
Value at end of period	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98
Number of accumulation units outstanding at end of period	98,518	64,577	74,084	84,097	24,848	3,103
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.74	$14.84	$11.44	$10.37
Value at end of period	$11.57	$18.74	$14.84	$11.44
Number of accumulation units outstanding at end of period	77,072	66,333	25,174	5,491
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96	$8.76
Value at end of period	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96
Number of accumulation units outstanding at end of period	36,423	24,144	21,491	19,257	14,597	9,976	1,079
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36	$11.717	$11.246
Value at end of period	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36	$11.717
Number of accumulation units outstanding at end of period	931,952	745,229	502,169	526,675	556,902	627,302	644,548	515,677	371,039	472,335

CFI 121

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.31	$10.50	$9.23
Value at end of period	$5.46	$11.31	$10.50
Number of accumulation units outstanding at end of period	4,060	4,187	1,189
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.07	$13.68	$12.18	$10.13
Value at end of period	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	1,562,268	1,780,228	2,140,394	2,544,290
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.97	$12.55	$11.01	$10.63
Value at end of period	$7.88	$12.97	$12.55	$11.01
Number of accumulation units outstanding at end of period	5,725	3,837	2,255	914
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.77	$10.91	$10.15	$10.00
Value at end of period	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	487,485	466,212	428,035	557,770
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$19.03	$16.28	$16.00	$14.75	$13.88	$10.74	$15.239	$21.073	$24.137	$18.036
Value at end of period	$10.55	$19.03	$16.28	$16.00	$14.75	$13.88	$10.74	$15.239	$21.073	$24.137
Number of accumulation units outstanding at end of period	103,417	111,993	121,662	158,365	185,449	133,978	131,665	150,713	88,456	65,690
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$23.15	$22.66	$19.70	$18.56	$16.99	$13.76	$18.74	$20.911	$19.138	$16.141
Value at end of period	$14.78	$23.15	$22.66	$19.70	$18.56	$16.99	$13.76	$18.74	$20.911	$19.138
Number of accumulation units outstanding at end of period	101,345	123,242	152,141	208,804	235,566	175,631	135,961	100,115	35,815	19,877
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.58	$11.35	$10.51	$10.37
Value at end of period	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	29,565	30,917	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74	$10.10
Value at end of period	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74
Number of accumulation units outstanding at end of period	315,622	243,077	126,953	170,058	84,251	59,742	16,334
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.17	$9.39
Value at end of period	$6.36	$9.17
Number of accumulation units outstanding at end of period	626,385	452,257
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.31	$10.82	$10.03
Value at end of period	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	50,525	38,092	5,749
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.16	$10.60	$10.33
Value at end of period	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	19,694	10,869	152
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.14	$10.63	$9.93
Value at end of period	$7.41	$11.14	$10.63
Number of accumulation units outstanding at end of period	244,139	246,931	984
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	3,064

CFI 122

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.14
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	8,430
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.22
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	4,718
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01	$7.67
Value at end of period	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01
Number of accumulation units outstanding at end of period	33,603	27,543	19,993	21,837	14,722	47,391	23,454
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847	$17.81	$13.728
Value at end of period	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847	$17.81
Number of accumulation units outstanding at end of period	179,454	184,068	199,461	273,644	270,368	230,420	196,561	131,465	86,790	36,864
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.20	$11.76	$10.71	$10.44
Value at end of period	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	154,946	91,089	37,317	2,237
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.67	$12.21	$10.94	$10.32
Value at end of period	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	278,523	118,560	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.11	$12.56	$11.10	$10.84
Value at end of period	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	293,654	165,297	8,501	164
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.53	$12.90	$11.31	$10.97
Value at end of period	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	205,963	75,669	7,940	310
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.67
Value at end of period	$7.66
Number of accumulation units outstanding at end of period	2,658
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.00
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	607
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.47	$11.00	$10.33	$10.23
Value at end of period	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	22,488	44,500	140	59
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497	$13.95	$13.136
Value at end of period	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497	$13.95
Number of accumulation units outstanding at end of period	61,179	47,464	38,641	56,267	77,212	67,737	73,306	71,454	44,708	83,670

CFI 123

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761	$16.002	$14.113
Value at end of period	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761	$16.002
Number of accumulation units outstanding at end of period	137,569	110,242	115,492	216,238	235,562	186,384	153,004	146,446	120,341	150,454
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857	$14.921	$13.654
Value at end of period	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857	$14.921
Number of accumulation units outstanding at end of period	92,821	90,782	75,524	135,090	190,198	114,705	100,728	97,325	65,823	121,322
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.90	$12.46	$10.96	$10.11
Value at end of period	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	600,671	309,824	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.54	$12.04	$11.50	$9.94
Value at end of period	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	985,769	1,097,828	1,236,769	1,516,714
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.35	$17.96	$15.21	$14.76	$12.96	$11.44
Value at end of period	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96
Number of accumulation units outstanding at end of period	59,740	56,015	53,267	81,482	49,271	5,121
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313	$20.493	$16.895
Value at end of period	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313	$20.493
Number of accumulation units outstanding at end of period	321,691	336,596	339,737	529,677	452,366	318,275	265,634	204,548	158,447	195,928
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	549,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.26	$11.09	$9.52
Value at end of period	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	36,305	26,158	9,080
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662	$23.171	$15.706
Value at end of period	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662	$23.171
Number of accumulation units outstanding at end of period	242,543	247,703	281,687	386,834	409,678	376,546	432,857	452,342	432,871	399,213
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418	$13.112	$10.661
Value at end of period	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418	$13.112
Number of accumulation units outstanding at end of period	418,816	445,664	491,809	650,791	603,217	586,105	618,399	665,571	630,101	681,109
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	2,435
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33	$9.53
Value at end of period	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33
Number of accumulation units outstanding at end of period	146,396	177,164	210,807	231,845	71,279	35,510	6,374
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.76	$12.42	$11.12	$10.17
Value at end of period	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	759,860	910,278	1,084,762	1,225,357

CFI 124

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.95	$12.73	$11.07	$10.36
Value at end of period	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	41,382	28,159	18,828	11,183
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.06	$10.54	$10.02
Value at end of period	$6.71	$10.06	$10.54
Number of accumulation units outstanding at end of period	1,067	30	565
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825	$22.513	$17.912
Value at end of period	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825	$22.513
Number of accumulation units outstanding at end of period	18	13	9	54	493,645	401,444	311,169	238,039	157,519	141,750
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881	$13.175	$13.078
Value at end of period	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881	$13.175
Number of accumulation units outstanding at end of period	21	78	5	5	196,825	220,008	180,492	105,379	53,425	35,683
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383	$31.629	$14.152
Value at end of period	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383	$31.629
Number of accumulation units outstanding at end of period	523	809	802	913	1,163,047	1,069,290	1,029,117	1,011,775	758,937	608,435
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018	$28.723	$17.615
Value at end of period	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018	$28.723
Number of accumulation units outstanding at end of period	95	352	349	343	873,972	880,706	907,955	972,147	836,805	864,936
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.76	$9.59
Value at end of period	$5.34	$8.76
Number of accumulation units outstanding at end of period	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	3,415
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37	$10.07
Value at end of period	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37
Number of accumulation units outstanding at end of period	248,848	249,295	232,217	342,326	158,816	106,857	36,916
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.41	$10.72	$9.25
Value at end of period	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	9,811	5,253	661
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.10	$14.88	$12.52	$11.35	$9.99
Value at end of period	$10.54	$17.10	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	139,487	104,832	65,794	126,629	49,472
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.82	$10.28
Value at end of period	$5.68	$9.82
Number of accumulation units outstanding at end of period	47,134	3,060
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.60	$50.94	$41.03	$29.30	$21.94
Value at end of period	$34.84	$67.60	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	111,277	106,360	103,607	103,665	16,831

CFI 125

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.13	$13.40	$11.76	$10.85
Value at end of period	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	56,609	45,506	15,401	1,704
PAX WORLD BALANCED FUND
Value at beginning of period	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22	$8.22
Value at end of period	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22
Number of accumulation units outstanding at end of period	162,971	126,835	121,694	136,795	23,476	22,809	7,092
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.99	$10.94	$10.94	$10.81	$10.27
Value at end of period	$11.05	$11.99	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	239,600	100,830	84,571	73,154	16,991
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.76	$10.06
Value at end of period	$5.29	$12.76
Number of accumulation units outstanding at end of period	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.18	$11.61	$10.79	$10.68	$9.85
Value at end of period	$7.80	$12.18	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	55,749	41,569	26,196	38,116	21,060
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.28
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	16,827
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.96
Value at end of period	$5.46
Number of accumulation units outstanding at end of period	2,311
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.83	$12.58	$11.19	$11.64	$9.94
Value at end of period	$14.57	$13.83	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	251,583	129,693	67,124	47,660	7,770
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.96
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	24,007
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.85	$13.51	$12.28	$10.85	$9.65
Value at end of period	$8.97	$14.85	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	688,355	496,556	426,366	450,471	128,793
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.51	$10.39
Value at end of period	$5.67	$10.51
Number of accumulation units outstanding at end of period	62,225	29,170
WANGER SELECT
Value at beginning of period	$16.13	$14.87	$12.53	$11.44	$9.97
Value at end of period	$8.15	$16.13	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	228,012	154,764	54,744	44,021	13,495

CFI 126

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WANGER USA
Value at beginning of period	$14.31	$13.69	$12.80	$11.60	$10.18
Value at end of period	$8.56	$14.31	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	115,162	95,012	52,587	76,525	12,356
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.41	$13.01	$11.13	$10.84	$9.98
Value at end of period	$8.89	$13.41	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	342,968	293,251	234,784	250,556	88,143

TABLE 16

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173	$14.065
Value at end of period	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173
Number of accumulation units outstanding at end of period	7,630	8,726	10,980	8,376	3,821	3,991	4,262	4,934	2,279
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945	$12.256
Value at end of period	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945
Number of accumulation units outstanding at end of period	9,414	10,643	10,710	2,882	2,255	1,758	3,976	8,876	6,406
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.46
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	366
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918	$12.414	$11.32
Value at end of period	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918	$12.414
Number of accumulation units outstanding at end of period	9,421	9,762	15,580	9,860	9,191	9,574	6,989	2,331	4,895	3,589
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.48
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	173
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.59	$16.63	$13.77	$11.48	$9.98
Value at end of period	$11.54	$19.59	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	48,358	27,275	17,567	7,764	754
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.16	$24.33	$20.22	$18.47	$16.88
Value at end of period	$14.99	$22.16	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	36,986	29,322	3,869	4,837	491
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009	$15.138	$12.293
Value at end of period	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009	$15.138
Number of accumulation units outstanding at end of period	217,736	209,353	216,615	161,935	102,099	76,721	42,179	17,291	32,744	25,519

CFI 127

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083	$11.245	$10.671
Value at end of period	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083	$11.245
Number of accumulation units outstanding at end of period	57,482	52,643	71,702	62,913	55,599	43,566	29,308	11,264	11,254	6,809
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596	$17.677	$12.978
Value at end of period	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596	$17.677
Number of accumulation units outstanding at end of period	71,974	65,734	97,269	89,122	88,224	81,136	61,739	60,877	42,684	9,393
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949	$14.905	$13.705
Value at end of period	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949	$14.905
Number of accumulation units outstanding at end of period	11,257	11,860	16,029	9,833	6,522	9,973	5,004	5,301	4,436	2,474
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.22
Value at end of period	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	17,373	15,469	10,085	11,194	4,281	1,975	1,120
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.19
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	8,431
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.85	$12.61	$12.50	$11.52
Value at end of period	$7.36	$13.85	$12.61	$12.50
Number of accumulation units outstanding at end of period	1,607	1,854	1,160	11
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.12	$16.59	$14.03	$13.99	$12.82	$10.47
Value at end of period	$10.06	$16.12	$16.59	$14.03	$13.99	$12.82
Number of accumulation units outstanding at end of period	914	518	676	451	1,640	740
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.39	$16.00	$13.98	$13.08	$10.88	$8.18
Value at end of period	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	1,458	1,031	1,721	2,625	2,817	2,243
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.78	$17.14	$13.39	$11.48
Value at end of period	$11.05	$19.78	$17.14	$13.39
Number of accumulation units outstanding at end of period	13,866	6,593	2,669	1,660
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379	$12.561	$11.157
Value at end of period	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379	$12.561
Number of accumulation units outstanding at end of period	183,469	201,892	177,825	31,122	30,371	32,732	24,613	18,354	21,070	13,521
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.92	$10.11	$9.50
Value at end of period	$6.38	$10.92	$10.11
Number of accumulation units outstanding at end of period	339	159	24
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.05
Value at end of period	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	26,245	29,714	15,082	8,895	3,586	477	11
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842	$9.925
Value at end of period	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842
Number of accumulation units outstanding at end of period	16,227	13,492	28,217	17,440	20,733	17,133	6,165	15,740	8,843

CFI 128

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.45	$10.69
Value at end of period	$6.32	$10.45
Number of accumulation units outstanding at end of period	36,239	33,271
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.05	$12.33	$10.34
Value at end of period	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	9,896	7,157	1,950
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.30	$10.31
Value at end of period	$6.73	$10.30
Number of accumulation units outstanding at end of period	2,466	321
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.46	$20.79	$18.43	$17.90	$16.65	$13.04
Value at end of period	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	3,217	2,081	1,335	1,118	411	1,605
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.64	$12.68	$11.23	$10.23
Value at end of period	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	4,094	2,773	2,611	785
ING FMRSM DIVESIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.91	$13.14	$11.85	$10.27
Value at end of period	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	4,810	4,969	1,196	643
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	25,364
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.51	$9.69
Value at end of period	$7.90	$13.51
Number of accumulation units outstanding at end of period	63,283	43,060
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094	$12.572	$10.804
Value at end of period	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094	$12.572
Number of accumulation units outstanding at end of period	279,405	280,190	338,058	169,584	198,181	208,104	171,718	90,960	131,645	128,637
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.03	$10.82
Number of accumulation units outstanding at end of period	9,824	7,774
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.67	$10.89	$10.00
Value at end of period	$6.50	$11.67	$10.89
Number of accumulation units outstanding at end of period	2,051	1,602	6
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50	$15.036	$12.206
Value at end of period	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50	$15.036
Number of accumulation units outstanding at end of period	116,681	146,945	135,541	94,961	67,929	64,085	46,181	39,494	35,744	14,614

CFI 129

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89	$12.529	$11.099
Value at end of period	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89	$12.529
Number of accumulation units outstanding at end of period	57,438	75,946	67,609	50,441	24,390	16,411	11,144	6,947	3,893	42
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559	$9.702	$8.837
Value at end of period	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559	$9.702
Number of accumulation units outstanding at end of period	56,988	69,764	54,260	39,820	14,248	7,682	4,527	1,350	1,100	586
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388	$10.481	$10.654
Value at end of period	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388	$10.481
Number of accumulation units outstanding at end of period	82,848	100,361	86,965	48,294	35,058	29,605	12,079	8,760	3,653	2,670
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.95
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	1,528
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02	$9.88
Value at end of period	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	14,504	14,520	9,475	4,867	1,708	1,724	871
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.53
Value at end of period	$5.77
Number of accumulation units outstanding at end of period	3,562
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.82	$18.08	$13.44	$11.48
Value at end of period	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	14,870	12,372	7,003	829
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.16
Value at end of period	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	17,365	16,638	11,185	7,380	1,651	706	6
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.75	$13.09	$11.32	$11.13
Value at end of period	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	1,331	595	334	2,291
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.06	$11.29	$10.19
Value at end of period	$6.63	$11.06	$11.29
Number of accumulation units outstanding at end of period	980	289	942
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.08	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097	$17.139	$11.462
Value at end of period	$6.07	$10.08	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097	$17.139
Number of accumulation units outstanding at end of period	35,481	27,555	44,645	51,317	56,375	56,062	36,616	17,147	29,261	20,776
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.32	$12.15	$11.51	$10.75
Value at end of period	$5.00	$11.32	$12.15	$11.51
Number of accumulation units outstanding at end of period	4,677	10,969	8,288	3,589
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.22
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	594

CFI 130

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.19	$10.82	$9.59
Value at end of period	$7.05	$11.19	$10.82
Number of accumulation units outstanding at end of period	30,343	43,738	9
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	1,616
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.30	$15.31	$12.46	$11.03
Value at end of period	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	4,854	794	448	239
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.40	$14.94	$13.47	$13.20	$12.25
Value at end of period	$11.85	$15.40	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	12,637	12,411	15,601	9,016	1,007
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.71	$14.83	$11.44	$11.33
Value at end of period	$11.55	$18.71	$14.83	$11.44
Number of accumulation units outstanding at end of period	15,208	11,188	3,432	9
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.15	$12.16	$11.38	$10.41	$9.41	$7.20
Value at end of period	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	10,458	2,968	2,667	1,310	794	338
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398	$10.811	$10.381
Value at end of period	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398	$10.811
Number of accumulation units outstanding at end of period	201,556	140,725	85,411	35,204	26,478	45,067	13,540	14,165	21,482	11,232
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.30	$10.50	$9.00
Value at end of period	$5.46	$11.30	$10.50
Number of accumulation units outstanding at end of period	1,176	706	9
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.03	$14.23	$12.17	$10.43
Value at end of period	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	151,270	171,121	176,432	159,941
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.95	$12.53	$11.00	$10.40
Value at end of period	$7.87	$12.95	$12.53	$11.00
Number of accumulation units outstanding at end of period	728	380	332	6
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.75	$10.90	$10.14	$9.99
Value at end of period	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	73,247	74,382	62,147	38,834
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$13.32	$11.40	$11.21	$10.34	$9.73	$7.53	$10.598	$14.801	$16.962	$12.681
Value at end of period	$7.38	$13.32	$11.40	$11.21	$10.34	$9.73	$7.53	$10.598	$14.801	$16.962
Number of accumulation units outstanding at end of period	14,815	18,626	18,564	13,515	16,929	22,925	19,311	19,302	18,739	4,182
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$16.36	$16.03	$13.94	$13.14	$12.04	$9.75	$13.287	$14.834	$13.583	$11.462
Value at end of period	$10.44	$16.36	$16.03	$13.94	$13.14	$12.04	$9.75	$13.287	$14.834	$13.583
Number of accumulation units outstanding at end of period	26,799	26,539	28,568	28,001	21,027	21,323	18,033	11,962	7,999	6,154
CFI 131

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.57	$11.34	$10.51	$10.42
Value at end of period	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	4,417	2,866	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.16
Value at end of period	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	35,264	22,931	42,708	40,010	28,671	20,126	423
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.17	$9.38
Value at end of period	$6.35	$9.17
Number of accumulation units outstanding at end of period	100,144	77,332
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.30	$10.82	$10.02
Value at end of period	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	5,149	4,466	861
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.15	$10.60	$10.17
Value at end of period	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	2,474	749	29
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.13	$10.62	$9.67
Value at end of period	$7.40	$11.13	$10.62
Number of accumulation units outstanding at end of period	40,053	29,503	40
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.95
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	3,219
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01	$7.80
Value at end of period	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	4,579	1,553	1,065	883	310	795	177
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048	$12.336	$9.513
Value at end of period	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048	$12.336
Number of accumulation units outstanding at end of period	19,452	22,423	27,545	24,615	21,355	26,389	23,170	22,619	13,291	6,872
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.18	$11.75	$10.70	$10.57
Value at end of period	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	35,051	21,984	56,247	425
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.65	$12.20	$10.93	$10.71
Value at end of period	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	50,385	28,205	41,051	61
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.09	$12.55	$11.09	$11.08
Value at end of period	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	76,062	29,796	17,858	2
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.51	$12.89	$11.30	$10.91
Value at end of period	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	21,630	8,193	9,507	9

CFI 132

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.24
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	157
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.46	$10.99	$10.38
Value at end of period	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	713	5,658	8,586
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412	$10.986	$10.351
Value at end of period	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412	$10.986
Number of accumulation units outstanding at end of period	7,714	5,817	3,859	856	1,173	2,464	2,987	3,430	1,924	549
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104	$11.279	$9.953
Value at end of period	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104	$11.279
Number of accumulation units outstanding at end of period	26,263	21,401	24,535	2,399	1,087	3,045	2,511	2,015	22,446	19,046
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061	$11.115	$10.489
Value at end of period	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061	$11.115
Number of accumulation units outstanding at end of period	19,694	23,631	11,345	2,383	878	525	1,352	2,380	6,135	4,102
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.88	$12.45	$10.96	$10.66
Value at end of period	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	101,481	64,222	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.95	$12.42	$11.48	$10.25
Value at end of period	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	78,804	74,484	97,619	68,185
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.33	$17.95	$15.21	$14.77	$13.28
Value at end of period	$11.68	$18.33	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	17,037	15,623	7,735	4,885	734
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163	$14.296	$11.792
Value at end of period	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163	$14.296
Number of accumulation units outstanding at end of period	22,562	18,688	26,958	33,026	35,900	30,896	24,357	13,888	8,707	6,405
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	31,936
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.25	$11.08	$9.40
Value at end of period	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	1,984	491	168
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057	$17.184	$11.654
Value at end of period	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057	$17.184
Number of accumulation units outstanding at end of period	15,425	10,884	18,924	20,336	18,051	18,219	13,889	7,724	14,267	11,687
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236	$13.982	$11.375
Value at end of period	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236	$13.982
Number of accumulation units outstanding at end of period	18,341	12,525	22,157	18,013	19,509	17,592	14,360	7,346	11,609	8,901

CFI 133

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.39
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	38
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33	$8.35
Value at end of period	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33
Number of accumulation units outstanding at end of period	48,408	50,042	35,210	25,253	9,595	1,487	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.72	$12.40	$11.10	$10.34
Value at end of period	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	54,955	49,867	65,226	58,428
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.94	$12.72	$11.07	$10.84
Value at end of period	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	8,324	4,845	3,214	393
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.06	$10.79
Value at end of period	$6.70	$10.06
Number of accumulation units outstanding at end of period	1,948	66
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$20.81	$19.00	$17.43
Value at end of period	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	675	676	749
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.87	$15.04
Value at end of period	$16.67	$15.87
Number of accumulation units outstanding at end of period	98	49
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$20.15	$16.67	$14.53
Value at end of period	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	317	318	423
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$15.47	$14.24	$11.87
Value at end of period	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	640	640	566
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.76	$10.28
Value at end of period	$5.33	$8.76
Number of accumulation units outstanding at end of period	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period		$10.87	$11.01
Value at end of period		$12.15	$10.87
Number of accumulation units outstanding at end of period		0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.42
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	289

CFI 134

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.69
Value at end of period	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	39,703	34,649	31,190	24,908	8,606	4,787	3,359
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.40	$10.72	$9.20
Value at end of period	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	3,155	366	13
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.07	$14.86	$12.51	$11.35	$9.70
Value at end of period	$10.51	$17.07	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	11,733	7,183	6,167	3,375	1,714
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.82	$10.35
Value at end of period	$5.67	$9.82
Number of accumulation units outstanding at end of period	1,096	31
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.35	$50.77	$40.92	$29.24	$21.85
Value at end of period	$34.69	$67.35	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	25,538	28,850	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.11	$13.39	$11.75	$11.23
Value at end of period	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND
Value at beginning of period	$13.33	$12.29	$11.20	$10.54
Value at end of period	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	23,113	13,490	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.97	$10.93	$10.93	$10.81	$10.60
Value at end of period	$11.03	$11.97	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	38,861	22,183	10,465	4,241	93
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.76	$11.08
Value at end of period	$5.28	$12.76
Number of accumulation units outstanding at end of period	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.16	$11.59	$10.78	$10.67	$10.39
Value at end of period	$7.78	$12.16	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	26,037	14,454	4,874	1,402	271
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.12
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	514
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.88
Value at end of period	$5.46
Number of accumulation units outstanding at end of period	1,374

CFI 135

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.57	$18.73	$16.66	$17.34	$15.69
Value at end of period	$21.67	$20.57	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	38,562	32,448	10,989	4,884	142
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.68
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	962
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.82	$13.49	$12.27	$10.84	$10.03
Value at end of period	$8.95	$14.82	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	125,482	100,471	56,291	18,307	6,069
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.50	$10.83
Value at end of period	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,310	791
WANGER SELECT
Value at beginning of period	$16.10	$14.85	$12.52	$11.43	$9.50
Value at end of period	$8.13	$16.10	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	17,196	19,435	3,261	2,251	23
WANGER USA
Value at beginning of period	$14.28	$13.67	$12.79	$11.21
Value at end of period	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.38	$13.00	$11.12	$10.84	$10.17
Value at end of period	$8.86	$13.38	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	73,848	51,348	26,670	12,261	4,468

TABLE 17

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162	$13.781	$10.487
Value at end of period	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162	$13.781
Number of accumulation units outstanding at end of period	162,909	249,517	185,633	117,499	76,699	91,829	78,026	77,645	47,485	613
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937	$11.74	$10.261
Value at end of period	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937	$11.74
Number of accumulation units outstanding at end of period	215,266	302,278	196,001	133,038	120,404	151,077	136,853	137,710	95,583	10,352
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.31
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	1,182

CFI 136

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964	$16.636	$14.965
Value at end of period	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964	$16.636
Number of accumulation units outstanding at end of period	117,437	178,681	91,516	110,974	52,199	81,001	77,039	74,268	68,102	117,902
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.97
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	1,682
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.55	$16.60	$13.76	$11.47	$9.99
Value at end of period	$11.51	$19.55	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	450,089	402,398	148,502	65,346	29,104
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556	$10.967
Value at end of period	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556
Number of accumulation units outstanding at end of period	105,233	144,947	59,348	72,797	48,298	23,843	23,312	15,173
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265	$21.908	$17.80
Value at end of period	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265	$21.908
Number of accumulation units outstanding at end of period	4,412,465	4,751,978	3,947,272	3,733,726	771,059	733,980	639,593	545,557	427,085	357,610
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172	$15.989	$15.18
Value at end of period	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172	$15.989
Number of accumulation units outstanding at end of period	721,774	1,062,228	692,977	697,110	568,436	534,835	463,075	409,962	306,174	188,394
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023	$23.84	$17.512
Value at end of period	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023	$23.84
Number of accumulation units outstanding at end of period	635,450	1,024,423	647,439	831,960	707,614	829,140	811,549	756,416	573,111	345,699
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898	$18.593	$13.16
Value at end of period	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898	$18.593
Number of accumulation units outstanding at end of period	66,559	188,634	131,284	121,639	91,364	48,527	29,735	24,429	25,964	10,723
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307	$10.307
Value at end of period	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307
Number of accumulation units outstanding at end of period	156,837	167,236	92,784	152,127	113,358	71,086	39,468	237
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.08
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	49,533
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.83	$12.60	$12.50	$11.69
Value at end of period	$7.34	$13.83	$12.60	$12.50
Number of accumulation units outstanding at end of period	16,841	18,591	3,557	172
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.07	$16.55	$14.01	$13.96	$12.81	$10.47
Value at end of period	$10.03	$16.07	$16.55	$14.01	$13.96	$12.81
Number of accumulation units outstanding at end of period	15,043	15,518	13,948	13,140	16,982	13,915
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$10.05
Value at end of period	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	1,194,534	1,075,558	1,090,948	1,082,078	35,545	13,130	1,360

CFI 137

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.75	$17.12	$13.38	$11.71	$9.85
Value at end of period	$11.02	$19.75	$17.12	$13.38	$11.71
Number of accumulation units outstanding at end of period	103,801	115,858	29,032	20,784	6,606
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981	$17.24	$15.32
Value at end of period	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981	$17.24
Number of accumulation units outstanding at end of period	834,263	1,175,116	643,741	667,243	349,405	485,183	485,662	627,674	592,454	565,751
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.91	$10.11	$9.20
Value at end of period	$6.37	$10.91	$10.11
Number of accumulation units outstanding at end of period	4,105	6,421	2,732
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70	$9.84
Value at end of period	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70
Number of accumulation units outstanding at end of period	1,047,522	1,137,369	1,130,536	1,132,614	56,330	20,763	4,066
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84	$9.735
Value at end of period	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84
Number of accumulation units outstanding at end of period	273,112	436,326	327,408	377,882	356,885	413,691	180,750	126,033	55,835
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.44	$10.69
Value at end of period	$6.32	$10.44
Number of accumulation units outstanding at end of period	326,604	633,420
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.04	$12.32	$10.02
Value at end of period	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	87,635	85,159	36,388
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.29	$10.09	$9.19
Value at end of period	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	2,275	5,823	28
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94	$10.95
Value at end of period	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94
Number of accumulation units outstanding at end of period	30,188	38,922	19,911	14,936	19,333	14,233	451
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.62	$12.67	$11.23	$10.29
Value at end of period	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	24,790	22,099	12,324	4,286
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.89	$13.13	$11.85	$10.26
Value at end of period	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	56,934	46,107	26,450	9,186
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	135,153
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.51	$9.69
Value at end of period	$7.89	$13.51
Number of accumulation units outstanding at end of period	438,296	447,397

CFI 138

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166	$19.464	$16.735
Value at end of period	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166	$19.464
Number of accumulation units outstanding at end of period	2,037,144	2,818,397	1,400,434	1,962,636	1,979,763	2,504,149	2,717,004	3,054,662	3,034,488	2,450,338
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.03	$10.82
Number of accumulation units outstanding at end of period	109,318	135,296
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.66	$10.89	$10.08
Value at end of period	$6.49	$11.66	$10.89
Number of accumulation units outstanding at end of period	31,591	45,402	5,289
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885	$23.273	$18.902
Value at end of period	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885	$23.273
Number of accumulation units outstanding at end of period	620,994	855,618	597,206	749,446	623,073	676,178	583,692	520,590	364,048	297,994
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519	$10.913
Value at end of period	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519
Number of accumulation units outstanding at end of period	1,877,948	2,087,844	1,799,491	1,854,855	402,880	334,282	265,296	156,767	67,543	2,500
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694	$8.834
Value at end of period	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694
Number of accumulation units outstanding at end of period	301,783	382,587	241,472	285,564	241,959	191,912	168,927	58,078	16,219	16,330
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889	$11.867	$12.07
Value at end of period	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889	$11.867
Number of accumulation units outstanding at end of period	2,994,466	2,974,277	1,814,045	1,084,691	526,519	506,342	526,766	471,125	339,119	228,114
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.20
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	564
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555	$9.555
Value at end of period	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555
Number of accumulation units outstanding at end of period	3,508,368	3,676,407	3,106,128	2,394,887	66,697	50,505	21,576	3,903
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.25
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	3,894
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.78	$18.07	$13.43	$10.14
Value at end of period	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	74,366	109,778	29,475	6,921
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.64
Value at end of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	77,267	91,115	59,140	58,226	34,196	17,547	3,891
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.73	$13.08	$11.32	$10.65
Value at end of period	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	13,020	12,579	3,640	197

CFI 139

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.05	$11.29	$9.98
Value at end of period	$6.62	$11.05	$11.29
Number of accumulation units outstanding at end of period	6,787	13,550	2,523
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$11.17	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46	$19.08	$12.767
Value at end of period	$6.73	$11.17	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46	$19.08
Number of accumulation units outstanding at end of period	456,027	672,774	470,102	588,486	498,958	556,545	600,762	610,352	526,040	684,437
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.30	$12.14	$11.51	$10.20
Value at end of period	$4.99	$11.30	$12.14	$11.51
Number of accumulation units outstanding at end of period	21,538	23,249	7,620	4,491
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.79
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	1,848
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.18	$10.81	$9.53
Value at end of period	$7.04	$11.18	$10.81
Number of accumulation units outstanding at end of period	603,800	839,582	1,001
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	57,858
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.27	$15.30	$12.46	$10.20
Value at end of period	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	31,614	37,301	10,929	651
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.34	$14.89	$13.43	$13.18	$11.97	$11.21
Value at end of period	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97
Number of accumulation units outstanding at end of period	107,237	146,291	110,953	122,826	72,199	16,439
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.69	$14.81	$11.43	$10.75
Value at end of period	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	110,758	147,063	20,426	9,214
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458	$9.458
Value at end of period	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458
Number of accumulation units outstanding at end of period	62,519	59,687	33,121	38,695	36,782	14,926	1,685	1,007
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303	$11.675	$11.217
Value at end of period	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303	$11.675
Number of accumulation units outstanding at end of period	3,316,496	2,504,027	1,307,563	971,457	410,423	599,767	598,539	907,363	453,479	392,226
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.29	$10.49	$9.43
Value at end of period	$5.45	$11.29	$10.49
Number of accumulation units outstanding at end of period	9,472	11,133	273
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.02	$13.65	$12.17	$10.13
Value at end of period	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,893,045	2,768,200	1,776,077	1,911,047

CFI 140

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.93	$12.52	$11.00	$10.51
Value at end of period	$7.86	$12.93	$12.52	$11.00
Number of accumulation units outstanding at end of period	8,157	10,421	1,361	455
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.73	$10.78	$10.14	$10.00
Value at end of period	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	530,219	759,653	449,205	502,892
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.83	$16.13	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071	$18.005
Value at end of period	$10.43	$18.83	$16.13	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071
Number of accumulation units outstanding at end of period	130,484	170,273	108,160	141,414	142,836	155,151	138,901	142,510	99,761	53,957
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.00	$19.085	$16.113
Value at end of period	$14.60	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085
Number of accumulation units outstanding at end of period	142,466	181,885	124,340	198,016	149,674	183,355	165,695	131,375	49,813	42,540
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.55	$11.33	$10.50	$10.30
Value at end of period	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	16,990	24,096	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.17
Value at end of period	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	379,649	391,018	259,805	280,724	222,087	185,400	64,232
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.16	$9.38
Value at end of period	$6.34	$9.16
Number of accumulation units outstanding at end of period	640,957	729,986
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.29	$10.82	$9.57
Value at end of period	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	63,777	69,515	2,367
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.14	$10.60	$9.89
Value at end of period	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	31,966	31,112	2,268
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.12	$10.62	$9.75
Value at end of period	$7.39	$11.12	$10.62
Number of accumulation units outstanding at end of period	221,747	300,906	115
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.38
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	2,112
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.07
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	8,928

CFI 141

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.22
Value at end of period	$6.96
Number of accumulation units outstanding at end of period	7,368
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958	$8.958
Value at end of period	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958
Number of accumulation units outstanding at end of period	51,117	58,940	14,035	14,873	10,741	22,817	5,218	1,639
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762	$13.704
Value at end of period	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762
Number of accumulation units outstanding at end of period	159,680	201,172	117,019	140,177	138,534	185,488	154,146	133,977	75,787	54,303
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.17	$11.74	$10.70	$10.30
Value at end of period	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	165,606	150,470	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.63	$12.19	$10.93	$10.31
Value at end of period	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	257,129	226,104	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.08	$12.54	$11.09	$10.17
Value at end of period	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	155,507	178,984	98,929	43,512
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.49	$12.88	$11.30	$10.40
Value at end of period	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	129,545	95,846	40,245	13,599
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.57
Value at end of period	$7.65
Number of accumulation units outstanding at end of period	18
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.12
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	2,050
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.44	$10.98	$10.32	$10.19
Value at end of period	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	20,664	48,339	2,825	3,151
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43	$13.899	$13.102
Value at end of period	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43	$13.899
Number of accumulation units outstanding at end of period	93,026	96,446	72,182	64,880	46,656	44,192	31,712	32,433	29,661	38,639
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688	$15.944	$14.076
Value at end of period	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688	$15.944
Number of accumulation units outstanding at end of period	137,773	172,905	114,465	115,381	92,192	87,532	64,758	63,532	61,884	75,808
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788	$14.867	$13.618
Value at end of period	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788	$14.867
Number of accumulation units outstanding at end of period	149,655	195,630	139,534	143,496	75,783	78,121	48,154	54,306	59,724	75,297

CFI 142

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.86	$12.44	$10.95	$10.16
Value at end of period	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	478,584	406,760	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.95	$12.02	$11.48	$9.89
Value at end of period	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	971,117	1,639,397	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.27	$17.90	$15.17	$14.74	$12.95	$10.73
Value at end of period	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95
Number of accumulation units outstanding at end of period	4,028,893	3,423,229	2,884,290	1,942,379	47,173	3,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219	$20.418	$16.851
Value at end of period	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219	$20.418
Number of accumulation units outstanding at end of period	774,473	1,050,005	779,166	944,865	366,063	380,043	329,144	353,929	310,665	257,759
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	378,455
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.24	$11.08	$9.72
Value at end of period	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	35,988	29,564	8,137
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561	$23.087	$15.664
Value at end of period	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561	$23.087
Number of accumulation units outstanding at end of period	165,117	267,336	170,795	215,617	171,617	234,751	251,887	248,057	214,279	121,012
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361	$13.064	$10.633
Value at end of period	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361	$13.064
Number of accumulation units outstanding at end of period	324,279	481,970	286,179	313,718	251,554	284,369	339,751	352,288	344,610	259,783
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.52
Number of accumulation units outstanding at end of period	1,315
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32	$9.53
Value at end of period	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	114,381	253,925	215,373	177,805	67,854	33,092	6,264
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.27	$12.40	$11.10	$10.16
Value at end of period	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	954,044	1,488,393	848,718	887,069
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.92	$12.71	$11.07	$10.48
Value at end of period	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	60,709	54,252	21,749	12,180
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.05	$10.53	$9.75
Value at end of period	$6.69	$10.05	$10.53
Number of accumulation units outstanding at end of period	3,549	2,090	1,256

CFI 143

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724	$22.431	$17.865
Value at end of period	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724	$22.431
Number of accumulation units outstanding at end of period	102	424	33	91	360,479	529,490	490,513	453,463	336,661	232,279
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.37	$18.51	$17.69	$17.51	$17.00	$16.14	$14.745	$13.817	$13.127	$13.043
Value at end of period	$20.34	$19.37		$17.69	$17.51	$17.00	$16.14	$14.745	$13.817	$13.127
Number of accumulation units outstanding at end of period	21	147		21	146,979	165,590	168,750	111,627	58,110	69,212
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284	$31.514	$14.114
Value at end of period	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284	$31.514
Number of accumulation units outstanding at end of period	152	201	93	145	734,813	1,055,673	1,127,432	1,103,526	910,896	638,670
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907	$28.619	$17.569
Value at end of period	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907	$28.619
Number of accumulation units outstanding at end of period	67	205	51	51	596,642	827,666	955,823	992,482	858,504	643,914
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.75	$10.32
Value at end of period	$5.33	$8.75
Number of accumulation units outstanding at end of period	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.12
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	1,035
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354	$9.354
Value at end of period	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354
Number of accumulation units outstanding at end of period	1,641,822	2,034,924	1,878,475	2,016,006	136,721	79,608	41,715	10,694
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.39	$10.72	$9.17
Value at end of period	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	27,716	22,405	9,478
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.04	$14.84	$12.50	$11.34	$10.10
Value at end of period	$10.49	$17.04	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	147,639	124,507	40,699	32,425	17,217
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.81	$10.11
Value at end of period	$5.67	$9.81
Number of accumulation units outstanding at end of period	18,803	957
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.10	$50.61	$40.81	$29.17	$20.52
Value at end of period	$34.54	$67.10	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	149,476	174,636	57,800	54,578	16,282
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.09	$13.38	$11.75	$10.23
Value at end of period	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	30,484	29,331	6,923	1,097

CFI 144

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.81	$15.71
Value at end of period	$14.28	$16.81
Number of accumulation units outstanding at end of period	25	187
PAX WORLD BALANCED FUND
Value at beginning of period	$13.28	$12.25	$11.17	$10.70	$9.68
Value at end of period	$9.11	$13.28	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	239,657	233,498	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.95	$10.91	$10.93	$10.80	$10.24
Value at end of period	$11.00	$11.95	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	258,944	178,686	64,562	68,440	21,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.76	$10.43
Value at end of period	$5.28	$12.76
Number of accumulation units outstanding at end of period	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.14	$11.58	$10.77	$10.67	$9.82
Value at end of period	$7.76	$12.14	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	85,880	102,400	22,005	18,325	8,526
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.99
Value at end of period	$6.18
Number of accumulation units outstanding at end of period	12,592
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.94
Value at end of period	$5.46
Number of accumulation units outstanding at end of period	3,508
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.78	$12.55	$11.17	$11.63	$10.05
Value at end of period	$14.51	$13.78	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	415,129	349,900	74,255	48,350	14,153
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.99
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	12,918
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.80	$13.47	$12.26	$10.84	$9.78
Value at end of period	$8.93	$14.80	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	685,933	629,297	180,282	149,623	65,090
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.50	$10.05
Value at end of period	$5.66	$10.50
Number of accumulation units outstanding at end of period	25,579	18,701
WANGER SELECT
Value at beginning of period	$16.07	$14.83	$12.51	$11.43	$10.06
Value at end of period	$8.11	$16.07	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	166,318	169,924	29,182	20,440	9,284
CFI 145

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WANGER USA
Value at beginning of period	$14.25	$13.66	$12.78	$11.60	$10.12
Value at end of period	$8.52	$14.25	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	59,083	72,113	18,943	19,924	10,661
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.36	$12.98	$11.11	$10.84	$9.82
Value at end of period	$8.84	$13.36	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	317,989	401,176	107,251	106,749	39,518

TABLE 18

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152	$13.777	$9.821
Value at end of period	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152	$13.777
Number of accumulation units outstanding at end of period	208,692	243,934	289,200	157,217	201,849	245,971	204,565	191,702	150,953	13,134
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928	$11.736	$9.939
Value at end of period	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928	$11.736
Number of accumulation units outstanding at end of period	481,591	544,774	590,773	443,508	632,275	932,379	866,972	860,279	549,569	160,745
AMERICAN CENTURY® INCOME & GROWTH FUND
Value at beginning of period	$36.60	$37.17	$33.60
Value at end of period	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	280	164	18
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.37
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	9,978
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927	$16.606	$14.945
Value at end of period	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927	$16.606
Number of accumulation units outstanding at end of period	274,306	296,590	404,870	385,129	409,056	381,327	322,872	297,805	171,211	178,990
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.27
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	44,364
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.51	$16.58	$13.75	$11.47	$9.60
Value at end of period	$11.48	$19.51	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	2,509,419	2,562,446	1,748,284	1,007,889	362,008
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$22.00	$24.17	$20.11	$18.39	$15.49
Value at end of period	$14.86	$22.00	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	555,936	687,600	652,957	527,542	322,471

CFI 146

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218	$21.868	$17.776
Value at end of period	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218	$21.868
Number of accumulation units outstanding at end of period	3,541,960	3,808,007	3,678,668	3,216,567	4,557,463	4,661,112	3,146,947	2,242,467	1,562,971	1,508,807
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132	$15.96	$15.16
Value at end of period	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132	$15.96
Number of accumulation units outstanding at end of period	1,319,771	1,406,150	1,481,556	1,483,670	1,606,502	1,440,035	1,094,669	743,883	295,866	363,066
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974	$23.797	$17.489
Value at end of period	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974	$23.797
Number of accumulation units outstanding at end of period	1,795,844	1,901,930	2,034,215	2,208,212	2,761,409	2,905,115	2,375,321	1,960,651	1,259,926	1,055,742
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864	$18.559	$13.143
Value at end of period	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864	$18.559
Number of accumulation units outstanding at end of period	136,696	162,784	137,900	159,581	193,880	226,727	88,737	80,176	44,396	53,000
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26	$11.53
Value at end of period	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26
Number of accumulation units outstanding at end of period	708,476	746,694	739,499	678,628	602,592	325,065	221,101
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.21
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	172,816
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.81	$12.58	$12.49	$11.59
Value at end of period	$7.33	$13.81	$12.58	$12.49
Number of accumulation units outstanding at end of period	34,788	55,866	36,118	34,204
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.02	$16.51	$13.98	$13.94	$12.80	$9.84	$12.64
Value at end of period	$9.99	$16.02	$16.51	$13.98	$13.94	$12.80	$9.84
Number of accumulation units outstanding at end of period	50,569	25,521	35,070	40,173	75,959	60,811	21,863
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10	$10.12
Value at end of period	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10
Number of accumulation units outstanding at end of period	186,081	186,273	203,041	212,012	1,020,332	69,708	16,450
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.71	$17.09	$13.36	$11.70	$9.66
Value at end of period	$11.00	$19.71	$17.09	$13.36	$11.70
Number of accumulation units outstanding at end of period	599,153	653,720	419,853	121,727	25,373
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942	$17.208	$15.30
Value at end of period	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942	$17.208
Number of accumulation units outstanding at end of period	1,221,727	1,524,448	2,196,237	2,530,075	3,044,880	3,294,262	3,100,422	3,179,029	2,074,748	2,306,988
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.90	$10.11	$9.15
Value at end of period	$6.36	$10.90	$10.11
Number of accumulation units outstanding at end of period	12,399	19,989	6,823
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70	$9.98
Value at end of period	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70
Number of accumulation units outstanding at end of period	554,433	628,758	546,080	492,195	1,200,900	142,764	24,110

CFI 147

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838	$9.995
Value at end of period	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838
Number of accumulation units outstanding at end of period	875,161	1,227,470	1,025,967	1,101,730	1,274,404	1,703,628	1,313,922	881,480	490,482
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.44	$10.69
Value at end of period	$6.31	$10.44
Number of accumulation units outstanding at end of period	917,951	989,041
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.03	$12.32	$10.15
Value at end of period	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	554,232	377,822	178,149
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.28	$10.08	$9.24
Value at end of period	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	22,550	13,923	160
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93	$14.25
Value at end of period	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93
Number of accumulation units outstanding at end of period	84,262	66,258	50,616	53,097	92,648	104,198	2,734
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.60	$12.66	$11.22	$10.25
Value at end of period	$9.61	$13.60	$12.66	$11.22
Number of accumulation units outstanding at end of period	118,802	69,439	62,966	29,858
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.87	$13.12	$11.84	$10.51
Value at end of period	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	569,771	288,484	255,630	65,896
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	874,548
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.50	$9.68
Value at end of period	$7.88	$13.50
Number of accumulation units outstanding at end of period	1,063,665	975,672
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127	$19.429	$16.713
Value at end of period	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127	$19.429
Number of accumulation units outstanding at end of period	3,711,290	4,688,558	7,001,728	7,617,503	8,778,509	11,175,837	12,235,332	13,342,021	10,368,984	12,501,599
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.03	$10.82
Number of accumulation units outstanding at end of period	196,248	155,784
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.65	$10.88	$10.23
Value at end of period	$6.48	$11.65	$10.88
Number of accumulation units outstanding at end of period	75,211	110,879	33,848

CFI 148

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841	$23.235	$18.88
Value at end of period	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841	$23.235
Number of accumulation units outstanding at end of period	2,687,577	3,132,136	3,772,712	3,945,184	4,222,763	4,324,534	3,570,363	2,957,522	1,994,038	1,544,113
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851	$12.508	$10.909
Value at end of period	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851	$12.508
Number of accumulation units outstanding at end of period	1,636,315	1,875,734	2,003,739	1,970,343	2,898,090	1,475,862	1,116,834	543,328	174,355	62,742
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531	$9.686	$8.831
Value at end of period	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531	$9.686
Number of accumulation units outstanding at end of period	985,346	1,119,154	1,223,100	1,138,703	1,031,397	729,175	541,390	180,346	70,028	63,842
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859	$11.846	$12.054
Value at end of period	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859	$11.846
Number of accumulation units outstanding at end of period	1,700,056	2,009,478	2,187,159	2,133,801	2,467,064	2,524,137	2,737,925	2,285,456	1,038,668	1,191,777
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.40
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	4,697
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553	$8.701
Value at end of period	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553
Number of accumulation units outstanding at end of period	587,996	580,800	463,297	425,158	2,256,853	1,757,394	951,177	131,898
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.95
Value at end of period	$5.76
Number of accumulation units outstanding at end of period	20,974
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.75	$18.05	$13.43	$10.70
Value at end of period	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	206,597	231,591	195,945	63,578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18	$9.95
Value at end of period	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18
Number of accumulation units outstanding at end of period	296,735	390,468	296,418	233,128	157,368	52,794	19,851
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.71	$13.06	$11.31	$11.06
Value at end of period	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	33,115	26,743	17,726	2,084
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.04	$11.28	$9.67
Value at end of period	$6.61	$11.04	$11.28
Number of accumulation units outstanding at end of period	19,719	21,836	2,754
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$11.11	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429	$19.045	$12.75
Value at end of period	$6.68	$11.11	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429	$19.045
Number of accumulation units outstanding at end of period	1,290,937	1,548,930	2,250,202	2,364,927	2,680,860	3,231,773	2,780,749	2,960,170	2,470,780	2,526,497
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.29	$12.13	$11.50	$10.60
Value at end of period	$4.98	$11.29	$12.13	$11.50
Number of accumulation units outstanding at end of period	25,051	31,249	38,635	48,647

CFI 149

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.87
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	50,549
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.17	$10.81	$10.15
Value at end of period	$7.03	$11.17	$10.81
Number of accumulation units outstanding at end of period	1,647,463	2,143,014	8,144
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	82,531
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.25	$15.29	$12.45	$10.20
Value at end of period	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	118,675	121,844	81,656	20,562
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.31	$14.87	$13.42	$13.17	$11.97	$10.98
Value at end of period	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97
Number of accumulation units outstanding at end of period	243,050	353,871	383,790	674,915	570,445	184,120
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.66	$14.80	$11.43	$10.06
Value at end of period	$11.51	$18.66	$14.80	$11.43
Number of accumulation units outstanding at end of period	408,125	306,151	139,896	14,971
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94	$8.96
Value at end of period	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94
Number of accumulation units outstanding at end of period	121,057	83,259	46,790	44,498	48,116	61,161	3,829
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274	$11.654	$11.202
Value at end of period	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274	$11.654
Number of accumulation units outstanding at end of period	4,585,229	3,818,074	2,584,991	1,474,751	1,795,249	2,350,678	2,493,907	2,364,040	1,864,850	2,142,834
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.28	$10.49	$8.91
Value at end of period	$5.44	$11.28	$10.49
Number of accumulation units outstanding at end of period	50,600	41,382	11,008
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.00	$14.21	$12.27	$10.01
Value at end of period	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	4,895,755	6,330,355	7,226,258	7,940,404
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.92	$12.51	$11.00	$10.63
Value at end of period	$7.84	$12.92	$12.51	$11.00
Number of accumulation units outstanding at end of period	22,581	19,783	5,440	2,543
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.71	$10.88	$10.16	$9.85
Value at end of period	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,398,547	1,353,515	1,245,768	1,262,918
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.73	$16.05	$15.79	$14.58	$13.74	$10.64	$15.131	$20.955	$24.039	$17.989
Value at end of period	$10.37	$18.73	$16.05	$15.79	$14.58	$13.74	$10.64	$15.131	$20.955	$24.039
Number of accumulation units outstanding at end of period	390,075	454,220	626,001	726,852	829,922	973,610	922,870	946,969	755,686	550,970

CFI 150

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.78	$22.33	$19.44	$18.35	$16.82	$13.64	$18.607	$20.795	$19.059	$16.099
Value at end of period	$14.52	$22.78	$22.33	$19.44	$18.35	$16.82	$13.64	$18.607	$20.795	$19.059
Number of accumulation units outstanding at end of period	351,469	440,263	623,918	625,495	798,183	2,184,378	1,923,928	840,710	129,862	94,639
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.53	$11.33	$10.50	$10.29
Value at end of period	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	50,114	57,290	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73	$10.01
Value at end of period	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73
Number of accumulation units outstanding at end of period	904,321	696,590	622,698	505,323	396,237	415,622	190,942
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.15	$9.37
Value at end of period	$6.33	$9.15
Number of accumulation units outstanding at end of period	2,802,649	3,096,950
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.28	$10.81	$9.50
Value at end of period	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	83,534	102,304	30,878
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.13	$10.59	$10.00
Value at end of period	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	60,170	70,355	18,525
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.11	$10.62	$10.05
Value at end of period	$7.38	$11.11	$10.62
Number of accumulation units outstanding at end of period	1,420,081	1,488,087	7,034
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.82
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	6,921
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.34
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	6,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.05
Value at end of period	$6.96
Number of accumulation units outstanding at end of period	12,287
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956	$8.622
Value at end of period	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956
Number of accumulation units outstanding at end of period	197,318	149,833	112,478	97,859	86,221	93,414	7,498	51
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742	$17.737	$13.692
Value at end of period	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742	$17.737
Number of accumulation units outstanding at end of period	590,550	648,029	892,199	856,723	980,499	1,108,004	918,004	798,138	569,784	405,202

CFI 151

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.15	$11.73	$10.70	$10.34
Value at end of period	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	162,349	84,834	25,146	292
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.62	$12.18	$10.93	$10.60
Value at end of period	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	214,323	150,320	55,398	9,513
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.06	$12.53	$11.09	$10.69
Value at end of period	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	282,299	143,180	37,687	3,887
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.47	$12.87	$11.29	$10.84
Value at end of period	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	165,753	113,691	66,361	4,412
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.43
Value at end of period	$7.65
Number of accumulation units outstanding at end of period	21,087
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.23
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	1,119
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.43	$10.97	$10.32	$10.19
Value at end of period	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	64,790	32,055	8,772	671
ING STOCK INDEX PORTFOLIO
Value at beginning of period	$13.55	$13.00	$12.52
Value at end of period	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	677	161	24
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397	$13.874	$13.084
Value at end of period	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397	$13.874
Number of accumulation units outstanding at end of period	268,083	297,742	316,489	304,390	283,422	276,553	274,079	280,328	188,329	197,881
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652	$15.915	$14.057
Value at end of period	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652	$15.915
Number of accumulation units outstanding at end of period	412,934	486,642	596,800	569,316	540,416	514,284	476,634	489,144	409,441	412,579
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754	$14.84	$13.60
Value at end of period	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754	$14.84
Number of accumulation units outstanding at end of period	243,241	284,307	534,641	305,631	263,767	256,283	213,471	195,525	135,911	122,393
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.85	$12.43	$10.95	$10.27
Value at end of period	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	3,247,292	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.48	$12.01	$11.15	$9.93
Value at end of period	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	2,328,633	2,600,164	3,007,899	3,188,814

CFI 152

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.23	$17.87	$15.15	$14.73	$12.95	$10.91
Value at end of period	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95
Number of accumulation units outstanding at end of period	311,881	299,385	274,172	190,861	1,217,762	15,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172	$20.381	$16.829
Value at end of period	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172	$20.381
Number of accumulation units outstanding at end of period	877,473	941,944	1,002,606	1,030,019	1,814,593	1,232,989	976,385	853,648	537,292	666,142
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	1,233,294
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.23	$11.08	$10.21
Value at end of period	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	38,955	33,966	21,588
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512	$23.045	$15.644
Value at end of period	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512	$23.045
Number of accumulation units outstanding at end of period	596,197	677,430	905,679	975,622	1,163,385	1,368,664	1,214,496	1,201,445	862,760	416,660
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332	$13.04	$10.619
Value at end of period	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332	$13.04
Number of accumulation units outstanding at end of period	457,400	562,838	839,608	841,153	924,555	1,074,705	1,046,671	1,231,653	886,127	854,700
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.52
Number of accumulation units outstanding at end of period	3,658
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32	$10.23
Value at end of period	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32
Number of accumulation units outstanding at end of period	626,096	1,286,423	1,327,634	1,379,961	1,224,023	660,398	301,752
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.25	$12.39	$11.41	$9.98
Value at end of period	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,829,579	3,507,975	3,718,204	3,397,749
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.90	$12.70	$11.06	$10.68
Value at end of period	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	314,225	302,905	266,046	192,987
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.04	$10.53	$9.67
Value at end of period	$6.68	$10.04	$10.53
Number of accumulation units outstanding at end of period	8,812	9,732	10,983
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674	$22.39	$17.841
Value at end of period	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674	$22.39
Number of accumulation units outstanding at end of period	838	908	1,226	1,191	1,730,560	2,462,110	2,411,351	1,820,730	1,132,981	695,263
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785	$13.104	$13.026
Value at end of period	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785	$13.104
Number of accumulation units outstanding at end of period	497	548	513	481	591,158	835,934	801,606	622,609	435,195	460,612

CFI 153

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235	$31.457	$14.096
Value at end of period	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235	$31.457
Number of accumulation units outstanding at end of period	603	651	362	330	2,758,953	3,676,655	3,607,318	3,633,557	2,444,196	1,788,826
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852	$28.567	$17.545
Value at end of period	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852	$28.567
Number of accumulation units outstanding at end of period	896	1,178	724	697	2,030,795	3,013,889	3,404,028	3,691,115	3,118,616	2,675,141
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.75	$10.24
Value at end of period	$5.33	$8.75
Number of accumulation units outstanding at end of period	6,137	51
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.38
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	3,939
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352	$8.963
Value at end of period	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352
Number of accumulation units outstanding at end of period	999,731	1,219,708	1,192,809	1,210,233	2,256,746	476,178	186,527	55
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.38	$10.71	$9.71
Value at end of period	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	48,301	37,013	7,870
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.01	$14.82	$12.49	$11.34	$9.69
Value at end of period	$10.47	$17.01	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	562,865	414,798	330,652	260,861	117,405
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.81	$10.02
Value at end of period	$5.66	$9.81
Number of accumulation units outstanding at end of period	131,573	6,710
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$66.86	$50.45	$40.70	$29.11	$20.48
Value at end of period	$34.40	$66.86	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	507,978	456,698	441,136	363,643	126,958
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.08	$13.37	$11.74	$10.85
Value at end of period	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	104,048	87,838	38,102	10,297
PAX WORLD BALANCED FUND
Value at beginning of period	$13.23	$12.21	$11.14	$10.68	$9.51	$9.26
Value at end of period	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51
Number of accumulation units outstanding at end of period	1,039,841	1,112,254	1,100,688	806,137	336,606	1,383
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.93	$10.90	$10.92	$10.80	$10.03
Value at end of period	$10.97	$11.93	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	1,714,640	866,018	772,132	765,440	390,653

CFI 154

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.75	$10.24
Value at end of period	$5.28	$12.75
Number of accumulation units outstanding at end of period	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.11	$11.56	$10.76	$10.66	$9.73
Value at end of period	$7.75	$12.11	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	589,305	618,846	468,954	270,642	171,706
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.64
Value at end of period	$6.18
Number of accumulation units outstanding at end of period	25,313
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17
Value at end of period	$5.46
Number of accumulation units outstanding at end of period	36,361
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.75	$12.53	$11.16	$11.63	$9.90
Value at end of period	$14.47	$13.75	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	1,839,213	1,807,197	853,274	386,507	186,462
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.97
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	40,459
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.77	$13.45	$12.25	$10.83	$9.65
Value at end of period	$8.91	$14.77	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	3,497,301	3,695,079	3,009,516	2,248,400	1,026,654
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.50	$10.12
Value at end of period	$5.65	$10.50
Number of accumulation units outstanding at end of period	237,477	309,588
WANGER SELECT
Value at beginning of period	$16.04	$14.81	$12.50	$11.43	$10.08
Value at end of period	$8.09	$16.04	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	736,136	865,789	429,155	181,406	68,515
WANGER USA
Value at beginning of period	$14.23	$13.64	$12.77	$11.59	$9.82
Value at end of period	$8.50	$14.23	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	495,854	393,115	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.33	$12.96	$11.10	$10.83	$9.79
Value at end of period	$8.82	$13.33	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	1,086,017	1,229,889	1,219,007	1,100,846	649,315

CFI 155

Condensed Financial Information (continued)

TABLE 19

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142	$13.772	$9.877
Value at end of period	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142	$13.772
Number of accumulation units outstanding at end of period	31,257	53,911	63,038	26,124	30,727	17,248	13,023	9,774	4,566	611
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92	$11.732	$9.842
Value at end of period	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92	$11.732
Number of accumulation units outstanding at end of period	86,234	115,519	127,347	91,074	106,782	73,242	71,918	63,881	31,267	10,546
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.02
Value at end of period	$5.75
Number of accumulation units outstanding at end of period	166
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89	$16.576	$14.926
Value at end of period	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89	$16.576
Number of accumulation units outstanding at end of period	12,996	28,402	41,874	41,601	39,361	31,600	27,892	25,366	36,607	8,581
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.48	$16.56	$13.73	$11.47	$9.97
Value at end of period	$11.46	$19.48	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	66,850	146,947	93,961	37,430	11,698
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.91	$24.10	$20.06	$18.35	$16.08
Value at end of period	$14.80	$21.91	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	34,945	37,092	45,659	31,828	12,774
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171	$21.828	$17.753
Value at end of period	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171	$21.828
Number of accumulation units outstanding at end of period	219,261	341,656	396,001	381,525	338,622	219,719	197,285	167,705	141,388	82,955
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092	$15.931	$15.14
Value at end of period	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092	$15.931
Number of accumulation units outstanding at end of period	125,299	262,429	258,167	239,650	229,307	156,688	129,243	109,946	60,783	62,832
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926	$23.754	$17.466
Value at end of period	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926	$23.754
Number of accumulation units outstanding at end of period	104,016	302,333	367,212	358,147	395,236	284,568	236,099	223,900	122,517	96,712
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83	$18.525	$13.126
Value at end of period	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83	$18.525
Number of accumulation units outstanding at end of period	13,669	20,550	32,815	25,154	29,916	23,146	11,310	10,958	7,533	7,698
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25	$11.49
Value at end of period	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25
Number of accumulation units outstanding at end of period	27,827	48,377	51,034	42,784	34,478	9,265	4,858

CFI 156

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.89
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	2,982
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.79	$12.57	$12.49	$10.98
Value at end of period	$7.31	$13.79	$12.57	$12.49
Number of accumulation units outstanding at end of period	177	46	783	0
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.97	$16.47	$13.95	$13.92	$12.78	$9.83	$10.94
Value at end of period	$9.96	$15.97	$16.47	$13.95	$13.92	$12.78	$9.83
Number of accumulation units outstanding at end of period	905	2,611	2,415	2,083	4,342	626	143
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09	$9.53
Value at end of period	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09
Number of accumulation units outstanding at end of period	4,519	5,293	4,995	5,591	7,978	2,931	558
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.67	$17.07	$13.35	$11.70	$9.81
Value at end of period	$10.97	$19.67	$17.07	$13.35	$11.70
Number of accumulation units outstanding at end of period	8,259	10,596	13,827	6,506	1,199
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903	$17.177	$15.279
Value at end of period	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903	$17.177
Number of accumulation units outstanding at end of period	77,643	154,720	198,120	202,065	219,420	167,845	160,254	165,848	143,923	103,305
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.89	$10.10	$10.03
Value at end of period	$6.35	$10.89	$10.10
Number of accumulation units outstanding at end of period	882	299	2
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70	$8.63
Value at end of period	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70
Number of accumulation units outstanding at end of period	15,894	41,192	42,830	35,621	12,764	2,375	101
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836	$9.202
Value at end of period	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836
Number of accumulation units outstanding at end of period	41,758	105,686	95,516	101,298	95,759	52,893	28,069	17,209	12,023
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.44	$10.68
Value at end of period	$6.31	$10.44
Number of accumulation units outstanding at end of period	114,357	145,002
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.02	$12.31	$10.05
Value at end of period	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	14,404	14,211	7,462
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.27	$10.08	$9.32
Value at end of period	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,187	498	17
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92	$15.44
Value at end of period	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92
Number of accumulation units outstanding at end of period	4,827	6,105	6,471	3,035	5,109	3,118	58

CFI 157

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.58	$12.65	$11.22	$10.22
Value at end of period	$9.59	$13.58	$12.65	$11.22
Number of accumulation units outstanding at end of period	4,621	2,283	3,511	2,146
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.85	$13.11	$11.84	$10.36
Value at end of period	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	5,658	6,958	9,777	1,599
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	25,587
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.49	$9.68
Value at end of period	$7.88	$13.49
Number of accumulation units outstanding at end of period	50,498	55,334
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087	$19.393	$16.691
Value at end of period	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087	$19.393
Number of accumulation units outstanding at end of period	209,441	385,266	519,176	563,988	637,201	440,193	481,869	525,252	499,790	341,405
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.02	$10.82
Number of accumulation units outstanding at end of period	7,961	14,618
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.64	$10.88	$9.50
Value at end of period	$6.47	$11.64	$10.88
Number of accumulation units outstanding at end of period	1,926	4,595	622
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796	$23.196	$18.859
Value at end of period	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796	$23.196
Number of accumulation units outstanding at end of period	79,403	232,046	254,587	271,230	278,889	239,183	204,821	177,687	104,346	61,200
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831	$12.498	$10.906
Value at end of period	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831	$12.498
Number of accumulation units outstanding at end of period	62,920	194,039	229,461	224,909	197,866	131,116	111,150	69,171	9,532	460
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517	$9.677	$8.827
Value at end of period	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517	$9.677
Number of accumulation units outstanding at end of period	29,022	68,751	79,276	73,087	63,034	36,243	25,189	7,455	3,796	1,538
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829	$11.824	$12.038
Value at end of period	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829	$11.824
Number of accumulation units outstanding at end of period	73,671	322,339	300,213	281,338	259,920	191,372	174,257	129,865	59,398	54,350
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.64
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	807

CFI 158

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00	$9.92
Value at end of period	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00
Number of accumulation units outstanding at end of period	5,842	32,958	33,438	29,828	25,396	3,821	176
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.40
Value at end of period	$5.75
Number of accumulation units outstanding at end of period	1,638
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.72	$18.04	$13.42	$10.64
Value at end of period	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	9,666	13,702	10,505	5,900
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18	$8.75
Value at end of period	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18
Number of accumulation units outstanding at end of period	6,470	18,425	27,636	21,150	15,658	2,817	531
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.70	$13.05	$11.31	$11.21
Value at end of period	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	1,142	1,534	1,318	198
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.03	$11.28	$10.35
Value at end of period	$6.60	$11.03	$11.28
Number of accumulation units outstanding at end of period	1,772	2,998	1,137
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$11.04	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398	$19.011	$12.733
Value at end of period	$6.64	$11.04	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398	$19.011
Number of accumulation units outstanding at end of period	120,140	212,983	254,688	293,330	322,444	249,182	219,161	204,337	208,959	110,360
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.27	$12.12	$11.50	$10.63
Value at end of period	$4.97	$11.27	$12.12	$11.50
Number of accumulation units outstanding at end of period	916	508	6,014	4,570
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.94
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	537
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.16	$11.00
Value at end of period	$7.02	$11.16
Number of accumulation units outstanding at end of period	64,915	154,389
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.57
Number of accumulation units outstanding at end of period	1,310
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.23	$15.28	$12.45	$12.27
Value at end of period	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	4,566	7,821	4,783	207

CFI 159

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.27	$14.84	$13.40	$13.16	$11.97	$11.07
Value at end of period	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97
Number of accumulation units outstanding at end of period	17,227	21,492	21,235	21,115	19,754	5,448
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.64	$14.79	$11.85
Value at end of period	$11.49	$18.64	$14.79
Number of accumulation units outstanding at end of period	8,718	12,130	7,134
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94	$8.83
Value at end of period	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94
Number of accumulation units outstanding at end of period	1,265	2,864	2,245	2,996	6,324	2,910	222
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246	$11.632	$11.187
Value at end of period	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246	$11.632
Number of accumulation units outstanding at end of period	208,197	264,297	275,899	258,944	265,396	217,302	184,653	134,427	57,153	47,453
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.27	$10.49	$8.89
Value at end of period	$5.43	$11.27	$10.49
Number of accumulation units outstanding at end of period	2,856	687	532
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.97	$14.20	$12.15	$10.12
Value at end of period	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	361,586	739,834	908,574	737,045
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.90	$12.50	$10.99	$10.48
Value at end of period	$7.83	$12.90	$12.50	$10.99
Number of accumulation units outstanding at end of period	1,898	951	947	850
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.70	$10.76	$10.13	$10.00
Value at end of period	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	98,319	131,023	132,596	153,988
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.63	$15.97	$15.72	$14.52	$13.69	$10.61	$15.095	$20.916	$24.006	$17.974
Value at end of period	$10.31	$18.63	$15.97	$15.72	$14.52	$13.69	$10.61	$15.095	$20.916	$24.006
Number of accumulation units outstanding at end of period	29,624	38,483	44,796	62,614	88,767	88,043	83,021	77,947	64,832	44,979
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.65	$22.22	$19.36	$18.28	$16.77	$13.60	$18.563	$20.756	$19.033	$16.085
Value at end of period	$14.43	$22.65	$22.22	$19.36	$18.28	$16.77	$13.60	$18.563	$20.756	$19.033
Number of accumulation units outstanding at end of period	31,051	49,775	63,431	64,680	63,731	44,765	40,581	31,765	10,459	4,556
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.52	$11.32	$10.50	$10.16
Value at end of period	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	5,397	5,568	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73	$10.00
Value at end of period	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73
Number of accumulation units outstanding at end of period	50,215	120,414	127,859	107,135	76,587	25,166	10,892
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.14	$9.37
Value at end of period	$6.32	$9.14
Number of accumulation units outstanding at end of period	84,222	163,905
CFI 160

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.27	$10.81	$9.38
Value at end of period	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	8,998	18,320	2,555
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.12	$10.59	$10.17
Value at end of period	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	3,631	3,457	2,756
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.10	$10.61	$9.60
Value at end of period	$7.37	$11.10	$10.61
Number of accumulation units outstanding at end of period	30,014	45,674	584
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.64
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	423
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00	$7.19
Value at end of period	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00
Number of accumulation units outstanding at end of period	6,248	5,796	8,082	6,678	6,479	6,115	2,545
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707	$17.713	$13.68
Value at end of period	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707	$17.713
Number of accumulation units outstanding at end of period	30,424	84,076	102,125	98,166	95,884	56,457	42,680	28,140	10,887	6,350
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.13	$11.72	$10.85
Value at end of period	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	78,014	68,901	12,403
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.60	$12.17	$10.92	$10.41
Value at end of period	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	49,902	63,914	17,886	524
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.04	$12.52	$11.08	$10.71
Value at end of period	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	26,445	49,044	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.46	$12.85	$11.29	$10.55
Value at end of period	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	15,801	42,982	15,839	1,685
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.19
Value at end of period	$6.92
Number of accumulation units outstanding at end of period	26
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.41	$10.96	$10.32	$10.12
Value at end of period	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	8,686	14,214	1,817	1,501
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363	$13.848	$13.067
Value at end of period	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363	$13.848
Number of accumulation units outstanding at end of period	18,748	37,313	40,538	55,214	52,554	38,277	42,975	42,207	33,688	38,755

CFI 161

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616	$15.886	$14.039
Value at end of period	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616	$15.886
Number of accumulation units outstanding at end of period	75,845	172,070	163,468	149,811	137,115	92,838	91,473	76,586	52,034	33,325
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719	$14.813	$13.582
Value at end of period	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719	$14.813
Number of accumulation units outstanding at end of period	62,347	341,655	352,445	375,249	381,483	78,984	79,096	75,355	51,578	40,690
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.83	$12.42	$10.95	$10.79
Value at end of period	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	93,764	246,957	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.46	$12.39	$11.47	$9.93
Value at end of period	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	203,872	325,463	398,751	332,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.19	$17.83	$15.13	$14.72	$12.94	$12.23
Value at end of period	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94
Number of accumulation units outstanding at end of period	11,747	15,002	20,492	19,570	12,973	434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125	$20.344	$16.806
Value at end of period	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125	$20.344
Number of accumulation units outstanding at end of period	68,508	111,470	130,094	131,087	141,510	121,622	108,908	103,379	84,136	61,161
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.29
Number of accumulation units outstanding at end of period	54,247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.22	$11.23
Value at end of period	$6.70	$11.22
Number of accumulation units outstanding at end of period	3,165	1,254
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462	$23.003	$15.623
Value at end of period	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462	$23.003
Number of accumulation units outstanding at end of period	33,324	47,388	56,833	71,052	83,153	60,766	60,378	55,243	39,672	10,435
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304	$13.016	$10.605
Value at end of period	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304	$13.016
Number of accumulation units outstanding at end of period	24,798	58,203	63,927	89,808	84,091	56,376	52,565	53,074	70,123	22,552
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.52
Number of accumulation units outstanding at end of period	450
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32	$8.10
Value at end of period	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32
Number of accumulation units outstanding at end of period	22,049	52,780	63,369	60,219	42,392	9,136	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.68	$11.94	$11.09	$10.16
Value at end of period	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	357,527	476,550	587,280	471,249

CFI 162

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.88	$12.69	$11.06	$10.36
Value at end of period	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	8,015	5,725	2,247	1,332
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.03	$10.53	$9.47
Value at end of period	$6.67	$10.03	$10.53
Number of accumulation units outstanding at end of period	46	0	1,353
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$19.14	$18.07	$17.53	$17.36	$16.88	$16.03	$14.662	$13.753	$13.08	$13.009
Value at end of period	$20.08	$19.14	$18.07	$17.53	$17.36	$16.88	$16.03	$14.662	$13.753	$13.08
Number of accumulation units outstanding at end of period	0	3	9	1	63,822	55,454	54,354	30,937	31,503	25,083
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.75	$9.68
Value at end of period	$5.32	$8.75
Number of accumulation units outstanding at end of period	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.10	$12.09
Value at end of period	$8.01	$12.10
Number of accumulation units outstanding at end of period	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.14
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	180
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35	$9.73
Value at end of period	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35
Number of accumulation units outstanding at end of period	40,910	68,025	90,240	83,539	58,607	20,087	821
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.37	$10.71	$9.46
Value at end of period	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	1,456	575	1,407
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.98	$14.80	$12.48	$11.34	$10.16
Value at end of period	$10.44	$16.98	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	12,246	14,536	16,952	12,778	6,475
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.10
Value at end of period	$5.66
Number of accumulation units outstanding at end of period	2,233
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$66.61	$50.29	$40.60	$29.05	$21.46
Value at end of period	$34.26	$66.61	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	25,177	28,076	27,689	26,875	10,521
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.06	$13.36	$11.74	$10.97
Value at end of period	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	3,696	2,541	3,802	107

CFI 163

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PAX WORLD BALANCED FUND
Value at beginning of period	$13.19	$12.18	$11.11	$10.66	$9.65
Value at end of period	$9.04	$13.19	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	25,495	95,473	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.90	$10.88	$10.91	$10.80	$10.28
Value at end of period	$10.95	$11.90	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	27,192	9,460	22,705	20,396	9,234
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.75	$10.67
Value at end of period	$5.27	$12.75
Number of accumulation units outstanding at end of period	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.09	$11.54	$10.75	$10.66	$9.80
Value at end of period	$7.73	$12.09	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	23,034	29,781	14,703	10,596	7,083
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.87
Value at end of period	$6.18
Number of accumulation units outstanding at end of period	233
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.98
Value at end of period	$5.46
Number of accumulation units outstanding at end of period	214
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.73	$12.52	$11.15	$11.63	$10.28
Value at end of period	$14.44	$13.73	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	65,934	54,015	41,605	20,252	7,383
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.69
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	375
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.74	$13.44	$12.24	$10.83	$10.07
Value at end of period	$8.89	$14.74	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	125,546	283,624	244,820	184,670	66,318
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.49	$10.82
Value at end of period	$5.65	$10.49
Number of accumulation units outstanding at end of period	6,419	5,225
WANGER SELECT
Value at beginning of period	$16.01	$14.79	$12.49	$11.42	$10.12
Value at end of period	$8.07	$16.01	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	18,916	70,844	31,002	22,351	12,680
WANGER USA
Value at beginning of period	$14.20	$13.62	$12.76	$11.59	$9.73
Value at end of period	$8.48	$14.20	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	4,084	6,367	8,691	5,277	2,513

CFI 164

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.31	$12.94	$11.09	$10.83	$10.03
Value at end of period	$8.80	$13.31	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	41,857	63,508	76,720	68,544	27,631

TABLE 20

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132	$13.767	$10.00
Value at end of period	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132	$13.767
Number of accumulation units outstanding at end of period	51,645	41,950	43,961	28,474	30,095	19,874	17,764	9,957	1,965	251
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912	$11.728	$10.373
Value at end of period	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912	$11.728
Number of accumulation units outstanding at end of period	63,605	53,729	68,774	58,391	58,398	35,062	41,825	30,661	24,518	281
AMERICAN CENTURY® INCOME & GROWTH FUND
Value at beginning of period	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255	$31.141
Value at end of period	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255
Number of accumulation units outstanding at end of period	0	625	1,554	1,520	2,145	2,251	2,226	4,491
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.43
Value at end of period	$5.75
Number of accumulation units outstanding at end of period	334
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853	$16.546	$14.906
Value at end of period	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853	$16.546
Number of accumulation units outstanding at end of period	34,686	43,564	35,815	26,627	41,804	40,704	46,212	37,568	15,619	10,085
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.88
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	1,664
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.44	$16.54	$13.72	$11.46	$10.00
Value at end of period	$11.43	$19.44	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	66,318	42,812	37,909	17,827	26,520
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.83	$24.02	$20.00	$18.31	$16.63
Value at end of period	$14.74	$21.83	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	20,995	21,884	15,413	10,452	7,952
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124	$21.789	$17.729
Value at end of period	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124	$21.789
Number of accumulation units outstanding at end of period	238,470	238,540	237,295	228,606	198,818	110,439	100,695	87,802	56,051	45,203

CFI 165

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053	$15.902	$15.12
Value at end of period	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053	$15.902
Number of accumulation units outstanding at end of period	142,173	128,485	137,310	147,293	191,321	132,197	114,751	91,020	31,932	39,294
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877	$23.71	$17.443
Value at end of period	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877	$23.71
Number of accumulation units outstanding at end of period	200,469	207,267	184,024	220,215	252,037	154,335	125,205	105,975	67,647	59,684
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795	$18.00	$13.108
Value at end of period	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795	$18.492
Number of accumulation units outstanding at end of period	23,844	28,094	26,422	29,078	27,192	11,515	14,368	11,538	8,320	9,933
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24	$11.74
Value at end of period	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24
Number of accumulation units outstanding at end of period	18,329	19,117	14,898	29,405	24,914	10,330	7,939
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	1,660
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.77	$12.56	$12.48	$12.61
Value at end of period	$7.30	$13.77	$12.56	$12.48
Number of accumulation units outstanding at end of period	933	1,257	3,075	139
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.92	$16.42	$13.92	$13.90	$12.77	$9.83	$9.92
Value at end of period	$9.92	$15.92	$16.42	$13.92	$13.90	$12.77	$9.83
Number of accumulation units outstanding at end of period	3,800	2,495	2,692	5,135	8,955	621	1
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09	$10.20
Value at end of period	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09
Number of accumulation units outstanding at end of period	7,799	6,331	10,730	10,290	8,794	1,689	663
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.64	$17.05	$13.34	$11.69	$9.90
Value at end of period	$10.95	$19.64	$17.05	$13.34	$11.69
Number of accumulation units outstanding at end of period	19,218	15,757	5,833	2,384	981
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864	$17.146	$15.259
Value at end of period	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864	$17.146
Number of accumulation units outstanding at end of period	184,495	177,825	210,713	236,692	266,424	99,803	60,447	60,130	45,823	79,953
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.88	$10.10	$9.56
Value at end of period	$6.34	$10.88	$10.10
Number of accumulation units outstanding at end of period	1,431	366	158
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69	$8.85
Value at end of period	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69
Number of accumulation units outstanding at end of period	26,314	14,424	14,490	8,984	15,392	3,277	122
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834	$9.939
Value at end of period	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834
Number of accumulation units outstanding at end of period	62,764	53,131	43,128	51,987	52,631	47,125	20,196	19,650	0

CFI 166

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$10.68
Value at end of period	$6.30	$10.43
Number of accumulation units outstanding at end of period	119,374	125,026
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.02	$12.31	$10.10
Value at end of period	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	14,366	10,628	15,094
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.26	$10.07	$9.83
Value at end of period	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	3,093	740	210
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92	$11.21
Value at end of period	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92
Number of accumulation units outstanding at end of period	4,430	3,678	2,661	3,280	4,387	1,487	46
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.57	$12.64	$11.22	$10.92
Value at end of period	$9.57	$13.57	$12.64	$11.22
Number of accumulation units outstanding at end of period	6,501	3,822	2,067	21
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.83	$13.10	$11.84	$10.01
Value at end of period	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	12,895	11,353	8,095	562
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	22,328
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.48	$9.68
Value at end of period	$7.87	$13.48
Number of accumulation units outstanding at end of period	75,024	86,299
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.00	$17.047	$19.358	$16.669
Value at end of period	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.757	$17.047	$19.358
Number of accumulation units outstanding at end of period	203,477	243,063	325,909	370,045	389,153	290,139	283,693	294,162	221,198	143,472
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.81	$10.99
Value at end of period	$6.02	$10.81
Number of accumulation units outstanding at end of period	18,605	12,331
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.63	$10.88	$9.59
Value at end of period	$6.47	$11.63	$10.88
Number of accumulation units outstanding at end of period	5,372	7,519	289
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751	$23.158	$18.837
Value at end of period	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751	$23.158
Number of accumulation units outstanding at end of period	153,609	150,032	138,038	154,079	166,098	160,364	135,043	112,980	76,997	65,999

CFI 167

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811	$12.487	$10.902
Value at end of period	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811	$12.487
Number of accumulation units outstanding at end of period	110,413	98,523	103,878	138,563	149,316	91,228	69,607	37,048	5,612	1,327
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503	$9.669	$8.476
Value at end of period	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503	$9.669
Number of accumulation units outstanding at end of period	67,034	52,194	48,712	56,931	50,782	24,475	24,800	8,426	1,063	1,596
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.00	$12.80	$11.803	$12.022
Value at end of period	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.766	$12.80	$11.803
Number of accumulation units outstanding at end of period	130,908	112,915	121,216	159,531	147,951	85,778	85,507	68,466	17,651	24,571
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$5.19
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	6
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99	$10.20
Value at end of period	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99
Number of accumulation units outstanding at end of period	16,271	11,068	8,661	22,145	20,980	4,740	2,454
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.36
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	760
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.68	$18.02	$13.42	$10.91
Value at end of period	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	13,653	11,287	9,723	2,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18	$9.50
Value at end of period	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18
Number of accumulation units outstanding at end of period	19,104	15,612	13,439	11,724	6,863	2,300	220
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.68	$13.04	$12.03
Value at end of period	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	2,627	2,792	2,373
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.02	$11.28	$9.90
Value at end of period	$6.60	$11.02	$11.28
Number of accumulation units outstanding at end of period	1,511	853	1,196
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.98	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367	$18.976	$12.716
Value at end of period	$6.60	$10.98	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367	$18.976
Number of accumulation units outstanding at end of period	89,384	83,485	87,544	104,360	113,873	94,672	72,342	68,031	44,716	34,563
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.26	$12.11	$11.49	$10.95
Value at end of period	$4.96	$11.26	$12.11	$11.49
Number of accumulation units outstanding at end of period	1,417	2,112	2,665	957
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.78
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	192

CFI 168

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.15	$10.80	$10.15
Value at end of period	$7.01	$11.15	$10.80
Number of accumulation units outstanding at end of period	56,369	67,514	1,231
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.57
Number of accumulation units outstanding at end of period	2,789
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.20	$15.26	$12.44	$10.95
Value at end of period	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	11,952	8,885	5,301	360
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.24	$14.82	$13.38	$13.15	$11.96	$11.20
Value at end of period	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96
Number of accumulation units outstanding at end of period	53,153	63,686	59,560	89,822	61,818	82
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.61	$14.78	$11.42	$10.06
Value at end of period	$11.47	$18.61	$14.78	$11.42
Number of accumulation units outstanding at end of period	12,392	11,493	1,840	1,224
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93	$7.94
Value at end of period	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93
Number of accumulation units outstanding at end of period	13,434	12,930	8,043	10,685	6,064	1,308	40
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218	$11.611	$11.172
Value at end of period	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218	$11.611
Number of accumulation units outstanding at end of period	287,943	217,781	171,087	167,862	206,605	192,899	162,881	121,077	39,771	25,798
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.26	$10.48	$9.76
Value at end of period	$5.43	$11.26	$10.48
Number of accumulation units outstanding at end of period	1,947	1,812	732
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.35	$13.61	$12.15	$10.12
Value at end of period	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	406,349	457,542	484,189	520,551
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.88	$12.49	$10.99	$10.57
Value at end of period	$7.81	$12.88	$12.49	$10.99
Number of accumulation units outstanding at end of period	1,266	4,722	3,934	22
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.56	$10.75	$10.12	$9.99
Value at end of period	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	110,698	106,418	108,134	138,695
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.53	$15.89	$15.65	$14.47	$13.65	$10.58	$15.059	$20.878	$23.973	$17.958
Value at end of period	$10.25	$18.53	$15.89	$15.65	$14.47	$13.65	$10.58	$15.059	$20.878	$23.973
Number of accumulation units outstanding at end of period	30,298	27,283	37,484	50,037	47,812	27,283	24,310	18,105	9,211	14,643
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.53	$22.12	$19.27	$18.21	$16.71	$13.56	$18.519	$20.718	$19.007	$16.071
Value at end of period	$14.35	$22.53	$22.12	$19.27	$18.21	$16.71	$13.56	$18.519	$20.718	$19.007
Number of accumulation units outstanding at end of period	35,735	34,349	19,655	37,553	36,915	29,575	20,408	12,380	1,299	1,480

CFI 169

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.50	$11.31	$10.49	$10.45
Value at end of period	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	1,597	976	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73	$10.15
Value at end of period	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73
Number of accumulation units outstanding at end of period	43,629	30,548	34,960	93,171	79,788	16,759	4,887
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.14	$9.36
Value at end of period	$6.31	$9.14
Number of accumulation units outstanding at end of period	117,145	86,932
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.26	$10.80	$10.57
Value at end of period	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	5,593	4,510	6
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.11	$10.59	$9.98
Value at end of period	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	581	5,032	1,034
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.09	$10.61	$9.22
Value at end of period	$7.36	$11.09	$10.61
Number of accumulation units outstanding at end of period	33,073	48,004	154
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.16
Value at end of period	$6.63
Number of accumulation units outstanding at end of period	347
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.76
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.29
Value at end of period	$6.96
Number of accumulation units outstanding at end of period	629
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99	$5.22
Value at end of period	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99
Number of accumulation units outstanding at end of period	7,518	11,295	9,466	10,366	4,124	1,863	9
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673	$17.689	$13.668
Value at end of period	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673	$17.689
Number of accumulation units outstanding at end of period	38,814	35,119	36,971	44,759	52,216	46,693	33,179	22,421	7,637	7,548
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.12	$11.71	$10.69	$10.61
Value at end of period	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	20,302	13,247	5,347	4,440

CFI 170

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.58	$12.16	$10.92	$10.73
Value at end of period	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	63,037	28,203	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.02	$12.50	$11.08	$10.82
Value at end of period	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	56,998	12,884	2,582	83
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.44	$12.84	$11.29	$10.87
Value at end of period	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	55,700	15,364	4,650	68
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.02
Value at end of period	$7.64
Number of accumulation units outstanding at end of period	2,891
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.91
Value at end of period	$6.92
Number of accumulation units outstanding at end of period	6
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.40	$10.95	$10.31	$10.15
Value at end of period	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	6,427	4,346	351	6
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33	$13.823	$13.05
Value at end of period	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33	$13.823
Number of accumulation units outstanding at end of period	39,158	46,007	47,213	49,574	47,464	28,751	28,653	30,464	23,916	23,031
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.00	$15.58	$15.857	$14.02
Value at end of period	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.63	$15.58	$15.857
Number of accumulation units outstanding at end of period	66,139	69,869	72,441	78,885	60,403	51,467	46,766	44,706	28,871	29,411
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685	$14.786	$13.564
Value at end of period	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685	$14.786
Number of accumulation units outstanding at end of period	81,075	72,297	67,305	77,120	74,480	75,675	58,967	57,924	47,415	51,462
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.81	$12.41	$10.94	$10.76
Value at end of period	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	68,192	47,949	19,552	10,344
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.44	$11.99	$11.46	$9.93
Value at end of period	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	235,938	253,547	272,768	319,356
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.15	$17.80	$15.11	$14.70	$12.94	$11.44
Value at end of period	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94
Number of accumulation units outstanding at end of period	44,338	34,317	28,964	31,357	14,049	526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079	$20.307	$16.784
Value at end of period	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079	$20.307
Number of accumulation units outstanding at end of period	69,702	59,841	62,741	88,139	103,951	63,306	48,566	44,138	25,973	23,320

CFI 171

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.29
Number of accumulation units outstanding at end of period	47,147
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.21	$11.07	$10.00
Value at end of period	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	1,855	2,432	669
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412	$22.961	$15.602
Value at end of period	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412	$22.961
Number of accumulation units outstanding at end of period	39,512	39,555	40,272	57,732	64,681	44,713	38,125	32,216	12,813	3,853
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275	$12.993	$10.591
Value at end of period	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275	$12.993
Number of accumulation units outstanding at end of period	24,844	25,103	44,742	49,072	61,545	45,679	44,242	42,534	27,356	20,445
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.52
Number of accumulation units outstanding at end of period	90
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32	$8.80
Value at end of period	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32
Number of accumulation units outstanding at end of period	19,116	17,458	15,119	13,175	20,591	3,060	132
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.66	$11.93	$11.08	$10.16
Value at end of period	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	301,980	312,431	250,896	276,512
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.87	$12.68	$11.05	$10.67
Value at end of period	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	4,788	3,808	6,786	4,570
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.02	$10.52	$9.74
Value at end of period	$6.67	$10.02	$10.52
Number of accumulation units outstanding at end of period	46	272	204
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$21.69	$17.97	$15.99	$14.40	$12.05	$9.02	$12.657	$21.137	$31.343	$14.059
Value at end of period	$12.07	$21.69	$17.97	$15.99	$14.40	$12.05	$9.02	$12.657	$21.137	$31.343
Number of accumulation units outstanding at end of period	0	437	379	337	272,268	215,734	202,410	170,759	93,122	64,071
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$22.64	$20.88	$17.86	$17.05	$16.46	$13.42	$18.00	$23.741	$28.463	$17.499
Value at end of period	$12.39	$22.64	$20.88	$17.86	$17.05	$16.46	$13.42	$18.212	$23.741	$28.463
Number of accumulation units outstanding at end of period	0	113	96	83	212,534	169,055	164,665	151,241	90,052	65,151
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.75	$10.17
Value at end of period	$5.32	$8.75
Number of accumulation units outstanding at end of period	924	78
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34	$9.81
Value at end of period	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34
Number of accumulation units outstanding at end of period	40,065	43,628	37,123	50,215	34,990	14,828	4,007

CFI 172

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.36	$10.70	$9.48
Value at end of period	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	5,023	1,669	83
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.95	$14.78	$12.47	$11.33	$10.09
Value at end of period	$10.42	$16.95	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	17,613	17,622	10,098	10,377	7,461
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.81
Value at end of period	$5.65
Number of accumulation units outstanding at end of period	830
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$66.36	$50.13	$40.49	$28.98	$21.35
Value at end of period	$34.11	$66.36	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	20,069	20,404	20,234	21,224	14,273
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.04	$13.35	$11.74	$9.97
Value at end of period	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	7,928	5,885	3,173	165
PAX WORLD BALANCED FUND
Value at beginning of period	$13.14	$12.14	$11.08	$10.63	$9.59
Value at end of period	$9.00	$13.14	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	24,966	15,485	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.88	$10.87	$10.90	$10.79	$10.46
Value at end of period	$10.92	$11.88	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	40,345	20,636	16,253	26,078	12,814
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.74	$10.68
Value at end of period	$5.27	$12.74
Number of accumulation units outstanding at end of period	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.07	$11.53	$10.74	$10.66	$9.98
Value at end of period	$7.71	$12.07	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	10,613	4,923	3,707	1,441	1,600
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.96
Value at end of period	$6.18
Number of accumulation units outstanding at end of period	332
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.70	$12.50	$11.14	$11.62	$10.33
Value at end of period	$14.41	$13.70	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	48,042	22,418	16,265	8,303	1,237
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.70
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	5,340

CFI 173

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.71	$13.42	$12.23	$10.83	$10.05
Value at end of period	$8.87	$14.71	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	101,535	83,070	87,290	70,504	39,555
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.49	$10.17
Value at end of period	$5.64	$10.49
Number of accumulation units outstanding at end of period	3,048	858
WANGER SELECT
Value at beginning of period	$15.98	$14.77	$12.48	$11.42	$10.06
Value at end of period	$8.05	$15.98	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	17,632	12,156	8,700	5,489	1,444
WANGER USA
Value at beginning of period	$14.18	$13.60	$12.75	$11.58	$10.42
Value at end of period	$8.46	$14.18	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	15,976	10,731	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.28	$12.93	$11.08	$10.83	$10.01
Value at end of period	$8.78	$13.28	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	74,633	55,425	53,142	48,482	42,278

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121	$13.762	$9.693
Value at end of period	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121	$13.762
Number of accumulation units outstanding at end of period	43,317	42,365	39,918	12,129	8,932	6,641	3,373	2,162	1,957	518
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903	$11.724	$9.204
Value at end of period	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903	$11.724
Number of accumulation units outstanding at end of period	39,838	47,594	62,589	24,077	36,127	35,070	13,776	10,181	7,464	464
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.27
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	6
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816	$16.515	$14.886
Value at end of period	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816	$16.515
Number of accumulation units outstanding at end of period	11,283	12,869	13,334	13,393	14,502	9,193	8,800	9,675	23,265	53,770
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.93
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	1,633

CFI 174

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.41	$16.52	$13.71	$11.46	$10.03
Value at end of period	$11.40	$19.41	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	128,681	85,744	60,846	15,322	1,516
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.75	$23.94	$19.95	$18.27	$16.27
Value at end of period	$14.68	$21.75	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	46,123	41,654	47,470	7,980	2,724
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078	$21.749	$17.706
Value at end of period	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078	$21.749
Number of accumulation units outstanding at end of period	419,213	472,873	516,840	307,647	237,826	83,150	58,609	50,343	57,857	112,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013	$15.873	$15.10
Value at end of period	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013	$15.873
Number of accumulation units outstanding at end of period	132,451	149,387	169,167	97,136	110,055	41,132	28,002	24,882	36,840	77,294
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955	$20.00	$23.667	$17.42
Value at end of period	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955	$20.829	$23.667
Number of accumulation units outstanding at end of period	137,894	140,267	144,958	90,463	105,129	64,097	59,388	54,245	80,859	107,839
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761	$18.458	$13.091
Value at end of period	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761	$18.458
Number of accumulation units outstanding at end of period	17,837	22,320	27,614	17,245	26,653	12,473	7,740	6,014	7,202	10,801
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24	$11.50
Value at end of period	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24
Number of accumulation units outstanding at end of period	49,190	51,720	53,377	15,286	10,292	3,163	1,512
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	8,490
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.76	$12.55	$12.48	$11.48
Value at end of period	$7.29	$13.76	$12.55	$12.48
Number of accumulation units outstanding at end of period	7,839	6,436	5,453	1,448
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.87	$16.38	$13.89	$13.88	$12.75	$10.29
Value at end of period	$9.88	$15.87	$16.38	$13.89	$13.88	$12.75
Number of accumulation units outstanding at end of period	619	1,834	5,684	815	684	615
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09	$8.37
Value at end of period	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09
Number of accumulation units outstanding at end of period	5,153	5,203	10,553	6,481	7,599	2,653	163
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.60	$17.03	$13.33	$11.69	$9.74
Value at end of period	$10.92	$19.60	$17.03	$13.33	$11.69
Number of accumulation units outstanding at end of period	32,706	30,574	17,080	6,690	521
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825	$17.115	$15.239
Value at end of period	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825	$17.115
Number of accumulation units outstanding at end of period	274,079	344,529	397,173	150,929	156,016	75,376	70,353	72,759	165,556	224,431
CFI 175

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.87	$10.10	$10.17
Value at end of period	$6.33	$10.87	$10.10
Number of accumulation units outstanding at end of period	1,249	1,024	858
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69	$9.62
Value at end of period	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69
Number of accumulation units outstanding at end of period	47,093	45,358	50,549	20,706	16,631	2,542	35
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832	$9.851
Value at end of period	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832
Number of accumulation units outstanding at end of period	42,020	38,566	39,142	15,143	26,215	22,386	13,750	8,802	3,756
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$10.68
Value at end of period	$6.29	$10.43
Number of accumulation units outstanding at end of period	59,675	67,131
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.01	$12.31	$10.33
Value at end of period	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	23,845	22,025	17,213
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.25	$10.07	$9.46
Value at end of period	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	6,272	4,515	20
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91	$11.87
Value at end of period	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91
Number of accumulation units outstanding at end of period	3,212	5,494	4,417	3,205	4,549	2,398	183
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.55	$12.63	$11.21	$10.79
Value at end of period	$9.55	$13.55	$12.63	$11.21
Number of accumulation units outstanding at end of period	6,547	5,517	4,093	174
ING FMRSM DIVERSIFED MID CAP PORTFOLIO
Value at beginning of period	$14.81	$13.09	$11.83	$11.34
Value at end of period	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	20,336	20,436	20,812	2,895
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	54,037
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.47	$9.68
Value at end of period	$7.86	$13.47
Number of accumulation units outstanding at end of period	101,898	71,519
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008	$19.323	$16.647
Value at end of period	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008	$19.323
Number of accumulation units outstanding at end of period	700,974	780,871	895,372	258,276	307,389	268,968	257,254	284,048	329,934	514,328

CFI 176

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.81	$10.98
Value at end of period	$6.01	$10.81
Number of accumulation units outstanding at end of period	29,756	29,550
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.62	$10.87	$9.64
Value at end of period	$6.46	$11.62	$10.87
Number of accumulation units outstanding at end of period	8,522	13,847	7,480
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12	$18.815
Value at end of period	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12
Number of accumulation units outstanding at end of period	205,126	262,914	312,930	244,135	259,832	65,867	47,238	42,375	39,703	49,777
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791	$12.477	$10.898
Value at end of period	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791	$12.477
Number of accumulation units outstanding at end of period	152,651	172,106	180,401	116,592	89,723	27,867	12,024	5,029	5,064	933
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661	$8.821
Value at end of period	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661
Number of accumulation units outstanding at end of period	92,831	111,071	127,955	90,740	70,348	18,738	8,843	3,338	1,569	3,035
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77	$11.781	$12.006
Value at end of period	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77	$11.781
Number of accumulation units outstanding at end of period	158,912	160,354	176,238	62,041	65,146	64,925	63,808	62,226	58,437	88,391
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.01
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	3,345
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99	$9.24
Value at end of period	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99
Number of accumulation units outstanding at end of period	100,466	108,102	100,267	76,291	64,416	6,534	2,944
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.43
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	2,743
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.65	$18.01	$13.41	$11.60
Value at end of period	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	23,371	26,816	21,219	2,733
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17	$8.83
Value at end of period	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17
Number of accumulation units outstanding at end of period	10,941	15,043	17,947	6,179	2,497	554	94
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.66	$13.03	$11.30	$11.20
Value at end of period	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	1,674	2,145	1,527	458
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.01	$11.27	$11.31
Value at end of period	$6.59	$11.01	$11.27
Number of accumulation units outstanding at end of period	2,792	3,114	1,046

CFI 177

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.91	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336	$18.942	$12.699
Value at end of period	$6.56	$10.91	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336	$18.942
Number of accumulation units outstanding at end of period	88,994	112,485	135,012	73,537	96,078	77,677	82,668	83,543	98,119	200,163
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.24	$12.10	$11.49	$10.94
Value at end of period	$4.95	$11.24	$12.10	$11.49
Number of accumulation units outstanding at end of period	4,592	5,921	6,479	549
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.90
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	4,568
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.14	$10.80	$10.00
Value at end of period	$7.00	$11.14	$10.80
Number of accumulation units outstanding at end of period	84,464	92,781	717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.57
Number of accumulation units outstanding at end of period	8,081
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.18	$15.25	$12.44	$10.80
Value at end of period	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	7,371	5,990	2,889	1,214
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.21	$14.79	$13.37	$13.14	$11.96	$11.37
Value at end of period	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96
Number of accumulation units outstanding at end of period	28,139	27,027	30,812	22,327	17,416	557
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.59	$14.76	$11.42	$11.11
Value at end of period	$11.45	$18.59	$14.76	$11.42
Number of accumulation units outstanding at end of period	32,852	22,458	15,471	130
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93	$7.36
Value at end of period	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93
Number of accumulation units outstanding at end of period	6,487	2,446	5,707	208	857	1,552	58
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189	$11.59	$11.158
Value at end of period	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189	$11.59
Number of accumulation units outstanding at end of period	201,803	189,178	185,984	61,014	103,759	102,165	82,720	76,506	59,675	87,883
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.25	$10.48	$10.48
Value at end of period	$5.42	$11.25	$10.48
Number of accumulation units outstanding at end of period	6,541	6,627	70
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.91	$14.15	$12.13	$10.42
Value at end of period	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	368,464	440,703	503,672	360,152
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.87	$12.48	$11.49
Value at end of period	$7.80	$12.87	$12.48
Number of accumulation units outstanding at end of period	510	135	37

CFI 178

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.66	$10.84	$10.12	$9.98
Value at end of period	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	76,222	79,892	98,486	57,415
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.43	$15.82	$15.58	$14.41	$13.60	$10.55	$15.024	$20.839	$23.94	$17.943
Value at end of period	$10.19	$18.43	$15.82	$15.58	$14.41	$13.60	$10.55	$15.024	$20.839	$23.94
Number of accumulation units outstanding at end of period	22,245	26,034	35,322	24,712	21,180	27,924	22,629	19,163	16,705	25,113
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.41	$22.01	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982	$16.057
Value at end of period	$14.26	$22.41	$22.01	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982
Number of accumulation units outstanding at end of period	30,845	40,259	48,861	45,111	54,582	15,335	10,167	9,254	7,948	5,973
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.49	$11.30	$10.49	$10.25
Value at end of period	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	2,705	5,256	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72	$10.06
Value at end of period	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72
Number of accumulation units outstanding at end of period	54,300	38,904	33,800	24,313	25,945	12,016	1,261
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.13	$9.35
Value at end of period	$6.31	$9.13
Number of accumulation units outstanding at end of period	206,885	239,700
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.25	$10.80	$9.86
Value at end of period	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	34,878	33,068	18,008
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.10	$10.58	$10.16
Value at end of period	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	858	549	64
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.08	$10.61	$10.61
Value at end of period	$7.35	$11.08	$10.61
Number of accumulation units outstanding at end of period	56,638	55,387	731
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.94
Value at end of period	$6.63
Number of accumulation units outstanding at end of period	1,375
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.34
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	959
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.32
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	1,944

CFI 179

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99	$5.63
Value at end of period	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99
Number of accumulation units outstanding at end of period	6,824	5,023	3,720	2,150	1,800	891	81
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665	$13.657
Value at end of period	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665
Number of accumulation units outstanding at end of period	58,496	62,006	74,969	76,125	87,891	16,987	15,129	13,689	13,933	12,873
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.10	$11.70	$10.69	$10.40
Value at end of period	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	45,987	48,075	28,240	1,757
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.57	$12.15	$10.92	$10.55
Value at end of period	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	61,989	40,204	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.01	$12.49	$11.07	$10.79
Value at end of period	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	60,945	37,839	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.42	$12.83	$11.28	$10.80
Value at end of period	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	25,773	14,280	5,417	350
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.38	$11.11
Value at end of period	$9.38	$11.38
Number of accumulation units outstanding at end of period	5	1,333
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297	$13.798	$13.033
Value at end of period	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297	$13.798
Number of accumulation units outstanding at end of period	39,251	42,056	42,794	28,310	32,084	8,613	6,921	10,286	13,274	19,762
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544	$15.828	$14.002
Value at end of period	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544	$15.828
Number of accumulation units outstanding at end of period	79,897	79,014	88,680	78,752	77,380	22,301	17,410	17,200	25,072	43,436
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651	$14.759	$13.546
Value at end of period	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651	$14.759
Number of accumulation units outstanding at end of period	86,697	88,914	95,783	91,280	98,752	17,206	13,409	13,896	14,300	34,308
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.79	$12.40	$10.94	$10.73
Value at end of period	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	117,937	103,974	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.84	$12.35	$11.45	$10.24
Value at end of period	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	185,791	220,002	272,350	183,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.11	$17.77	$15.10	$14.69	$12.81
Value at end of period	$11.51	$18.11	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	35,274	37,594	46,251	16,298	8,439

CFI 180

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032	$20.27	$16.762
Value at end of period	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032	$20.27
Number of accumulation units outstanding at end of period	63,752	69,959	81,985	55,822	63,612	23,142	23,649	25,440	34,241	62,597
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.29
Number of accumulation units outstanding at end of period	64,548
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.20	$11.07	$10.81
Value at end of period	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	636	1,389	2,935
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363	$22.919	$15.582
Value at end of period	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363	$22.919
Number of accumulation units outstanding at end of period	32,102	40,249	50,052	27,649	32,796	32,812	30,277	28,373	51,927	77,458
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247	$12.969	$10.577
Value at end of period	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247	$12.969
Number of accumulation units outstanding at end of period	84,565	87,458	105,153	61,862	68,289	52,502	56,188	58,402	81,794	129,349
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.26
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	22
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31	$7.15
Value at end of period	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31
Number of accumulation units outstanding at end of period	23,297	24,987	24,864	6,189	5,507	4,603	307
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.62	$12.33	$11.07	$10.33
Value at end of period	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	173,779	202,843	236,757	159,936
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.85	$12.67	$11.05	$10.93
Value at end of period	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	20,661	16,290	15,542	2,792
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.01	$10.52	$10.30
Value at end of period	$6.66	$10.01	$10.52
Number of accumulation units outstanding at end of period	1,989	2,003	109
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523	$22.269	$17.771
Value at end of period	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523	$22.269
Number of accumulation units outstanding at end of period	33	23	15	7	99,265	52,946	44,165	69,826	75,248	71,007
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69	$13.032	$12.975
Value at end of period	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69	$13.032
Number of accumulation units outstanding at end of period	10	22	513	413	22,339	20,156	11,559	10,047	7,770	15,890
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99	$12.621	$21.088	$31.286	$14.04
Value at end of period	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01	$8.99	$12.621	$21.088	$31.286
Number of accumulation units outstanding at end of period	0	12	289	12	161,764	96,156	76,205	77,962	111,951	150,087

CFI 181

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686	$28.411	$17.476
Value at end of period	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686	$28.411
Number of accumulation units outstanding at end of period	46	35	158	13	165,204	99,792	92,021	89,662	103,449	163,390
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.25
Value at end of period	$5.31
Number of accumulation units outstanding at end of period	134
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.61
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	1,710
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33	$8.82
Value at end of period	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33
Number of accumulation units outstanding at end of period	53,990	64,002	76,390	18,052	23,810	16,651	938
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.35	$10.69
Value at end of period	$6.86	$11.35
Number of accumulation units outstanding at end of period	1,736	340
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.92	$14.76	$12.46	$11.33	$10.12
Value at end of period	$10.39	$16.92	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	19,817	22,209	20,029	7,179	2,962
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.80	$9.98
Value at end of period	$5.65	$9.80
Number of accumulation units outstanding at end of period	3,796	1,599
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$66.12	$49.97	$40.38	$28.92	$21.66
Value at end of period	$33.97	$66.12	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	38,610	39,851	53,110	14,542	7,115
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.02	$13.34	$11.73	$11.11
Value at end of period	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	5,762	7,126	7,787	998
PAX WORLD BALANCED FUND
Value at beginning of period	$13.09	$12.10	$11.05	$10.61	$9.54
Value at end of period	$8.96	$13.09	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	46,317	43,591	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.86	$10.85	$10.89	$10.79	$10.43
Value at end of period	$10.90	$11.86	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	40,014	24,753	23,310	11,316	4,166
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.74	$10.67
Value at end of period	$5.26	$12.74
Number of accumulation units outstanding at end of period	21,863	16,143

CFI 182

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.05	$11.51	$10.74	$10.65	$10.35
Value at end of period	$7.69	$12.05	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	18,956	26,903	18,323	2,134	2,409
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.11
Value at end of period	$6.18
Number of accumulation units outstanding at end of period	156
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.38
Value at end of period	$5.45
Number of accumulation units outstanding at end of period	1,648
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.68	$12.48	$11.13	$11.62	$10.76
Value at end of period	$14.37	$13.68	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	71,677	56,231	53,829	10,088	1,133
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.67
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	3,461
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.69	$13.40	$12.22	$10.82	$9.90
Value at end of period	$8.85	$14.69	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	238,743	156,979	154,499	32,998	9,197
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.49	$10.53
Value at end of period	$5.64	$10.49
Number of accumulation units outstanding at end of period	7,872	4,389
WANGER SELECT
Value at beginning of period	$15.96	$14.76	$12.47	$11.42	$9.43
Value at end of period	$8.03	$15.96	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	38,325	36,933	36,890	2,968	1,239
WANGER USA
Value at beginning of period	$14.15	$13.58	$12.74	$11.58	$9.99
Value at end of period	$8.44	$14.15	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	13,782	14,889	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.26	$12.91	$11.07	$10.82	$10.18
Value at end of period	$8.76	$13.26	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	60,153	62,681	73,234	20,787	8,984

CFI 183

Condensed Financial Information (continued)

TABLE 22

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111	$13.758	$10.195
Value at end of period	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111	$13.758
Number of accumulation units outstanding at end of period	31,563	39,498	43,185	14,762	4,519	21,903	15,354	6,231	1,368	218
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895	$11.72	$9.601
Value at end of period	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895	$11.72
Number of accumulation units outstanding at end of period	44,764	54,313	61,963	19,431	4,805	54,658	43,800	31,088	15,556	179
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.71
Value at end of period	$5.74
Number of accumulation units outstanding at end of period	470
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78	$16.485	$14.867
Value at end of period	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78	$16.485
Number of accumulation units outstanding at end of period	6,665	5,606	16,044	17,247	11,929	12,575	12,326	2,958	8,799	6,433
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.07
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	1,086
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.37	$16.49	$13.70	$11.45	$10.22
Value at end of period	$11.38	$19.37	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	9,980	12,276	8,646	4,357	214
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.67	$23.87	$19.89	$18.23	$16.22
Value at end of period	$14.61	$21.67	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	5,470	7,023	9,913	11,287	1,333
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031	$21.71	$17.683
Value at end of period	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031	$21.71
Number of accumulation units outstanding at end of period	53,125	63,422	73,890	67,723	36,012	68,670	46,506	35,773	35,454	29,986
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974	$15.844	$15.08
Value at end of period	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974	$15.844
Number of accumulation units outstanding at end of period	42,895	56,507	62,250	47,941	28,000	70,821	50,747	31,625	30,503	21,440
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781	$23.624	$17.397
Value at end of period	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781	$23.624
Number of accumulation units outstanding at end of period	59,660	73,333	94,279	86,202	49,508	197,515	154,272	85,637	71,710	55,527
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727	$18.424	$13.074
Value at end of period	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727	$18.424
Number of accumulation units outstanding at end of period	9,198	10,930	15,843	9,272	7,735	14,662	4,490	2,349	3,777	2,471

CFI 184

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23	$10.06
Value at end of period	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23
Number of accumulation units outstanding at end of period	16,535	10,934	9,892	8,091	2,444	4,293	1,437
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.10
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	256
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.74	$12.54	$12.48	$11.67
Value at end of period	$7.27	$13.74	$12.54	$12.48
Number of accumulation units outstanding at end of period	1,427	950	690	2
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.82	$16.34	$13.86	$13.85	$12.74	$9.82	$10.14
Value at end of period	$9.85	$15.82	$16.34	$13.86	$13.85	$12.74	$9.82
Number of accumulation units outstanding at end of period	388	463	504	899	717	1,028	80
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08	$8.97
Value at end of period	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08
Number of accumulation units outstanding at end of period	853	3,625	4,969	2,082	571	2,295	539
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.57	$17.00	$13.32	$11.45
Value at end of period	$10.90	$19.57	$17.00	$13.32
Number of accumulation units outstanding at end of period	3,516	4,681	4,468	1,704
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786	$17.083	$15.219
Value at end of period	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786	$17.083
Number of accumulation units outstanding at end of period	15,527	25,177	32,683	44,298	34,210	84,714	87,711	63,931	48,482	33,948
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.86	$10.68
Value at end of period	$6.32	$10.86
Number of accumulation units outstanding at end of period	1,162	772
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69	$8.62
Value at end of period	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69
Number of accumulation units outstanding at end of period	10,006	13,176	13,409	9,472	1,809	2,646	227
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83	$10.021
Value at end of period	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83
Number of accumulation units outstanding at end of period	13,472	26,165	31,231	58,723	23,537	84,297	89,207	16,961	7,852
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.42	$10.68
Value at end of period	$6.29	$10.42
Number of accumulation units outstanding at end of period	19,287	29,654
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.00	$12.30	$11.24
Value at end of period	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	1,941	730	6,190

CFI 185

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.24	$10.19
Value at end of period	$6.67	$10.24
Number of accumulation units outstanding at end of period	1,912	1,086
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.07	$20.48	$18.20	$17.73	$16.55	$12.31
Value at end of period	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55
Number of accumulation units outstanding at end of period	1,442	730	1,038	1,089	607	737
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.53	$12.61	$11.21	$10.81
Value at end of period	$9.53	$13.53	$12.61	$11.21
Number of accumulation units outstanding at end of period	1,637	2,270	1,393	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.79	$13.08	$11.83	$11.49
Value at end of period	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	2,845	955	136	596
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	5,878
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.47	$9.68
Value at end of period	$7.85	$13.47
Number of accumulation units outstanding at end of period	8,373	19,633
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969	$19.288	$16.625
Value at end of period	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969	$19.288
Number of accumulation units outstanding at end of period	40,050	49,369	63,530	59,264	56,740	240,747	233,063	209,141	197,617	192,381
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.81	$10.98
Value at end of period	$6.01	$10.81
Number of accumulation units outstanding at end of period	1,430	5,555
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.61	$10.87	$9.89
Value at end of period	$6.45	$11.61	$10.87
Number of accumulation units outstanding at end of period	1,350	744	299
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663	$23.082	$18.794
Value at end of period	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663	$23.082
Number of accumulation units outstanding at end of period	36,043	61,315	70,761	77,604	34,594	78,790	55,586	31,871	35,906	32,936
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771	$12.466	$10.894
Value at end of period	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771	$12.466
Number of accumulation units outstanding at end of period	29,270	40,565	55,277	47,243	20,823	57,703	33,260	7,819	2,937	1,115
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475	$9.653	$8.818
Value at end of period	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475	$9.653
Number of accumulation units outstanding at end of period	13,078	20,960	24,855	20,641	10,934	15,700	8,360	3,371	2,253	1,733

CFI 186

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74	$11.76	$11.99
Value at end of period	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74	$11.76
Number of accumulation units outstanding at end of period	44,153	57,372	66,886	50,430	48,088	80,736	61,947	50,804	28,921	26,798
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98	$10.15
Value at end of period	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98
Number of accumulation units outstanding at end of period	7,374	3,983	4,691	5,164	3,069	1,309	102
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.70
Value at end of period	$5.73
Number of accumulation units outstanding at end of period	218
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.62	$17.99	$13.41	$11.76
Value at end of period	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	1,268	2,886	2,323	578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17	$9.77
Value at end of period	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17
Number of accumulation units outstanding at end of period	3,517	3,518	7,599	6,143	346	3,971	534
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.65	$13.02	$12.11
Value at end of period	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	839	399	47
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.00	$11.27	$10.45
Value at end of period	$6.58	$11.00	$11.27
Number of accumulation units outstanding at end of period	131	339	22
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.85	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305	$18.907	$12.683
Value at end of period	$6.52	$10.85	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305	$18.907
Number of accumulation units outstanding at end of period	29,024	24,279	25,298	27,727	21,376	142,849	111,123	80,837	76,968	69,822
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.23	$12.09	$11.49	$10.65
Value at end of period	$4.94	$11.23	$12.09	$11.49
Number of accumulation units outstanding at end of period	3,550	3,049	769	103
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.61
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	17
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.13	$10.80	$10.28
Value at end of period	$7.00	$11.13	$10.80
Number of accumulation units outstanding at end of period	30,781	35,516	2
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.57
Number of accumulation units outstanding at end of period	3,658
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.15	$15.24	$12.95
Value at end of period	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	6,403	5,316	1,310

CFI 187

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.17	$14.76	$13.35	$13.13	$11.96	$11.23
Value at end of period	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96
Number of accumulation units outstanding at end of period	17,724	17,438	15,389	7,216	2,099	2,347
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.56	$14.75	$11.68
Value at end of period	$11.43	$18.56	$14.75
Number of accumulation units outstanding at end of period	3,595	3,783	1,788
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92	$7.26
Value at end of period	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92
Number of accumulation units outstanding at end of period	2,662	1,960	2,702	1,260	761	815	0
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161	$11.569	$11.143
Value at end of period	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161	$11.569
Number of accumulation units outstanding at end of period	60,966	109,772	90,227	65,703	48,216	101,501	92,376	51,519	45,352	40,450
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.50
Value at end of period	$5.41
Number of accumulation units outstanding at end of period	1,035
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.31	$14.12	$12.12	$10.11
Value at end of period	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	124,953	163,057	198,516	188,362
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.85	$12.47	$10.98	$11.15
Value at end of period	$7.78	$12.85	$12.47	$10.98
Number of accumulation units outstanding at end of period	1,581	1,403	1,277	0
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.64	$10.83	$10.11	$9.98
Value at end of period	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	63,282	65,624	65,199	59,076
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.33	$15.74	$15.52	$14.36	$13.55	$10.52	$14.988	$20.80	$23.908	$17.927
Value at end of period	$10.13	$18.33	$15.74	$15.52	$14.36	$13.55	$10.52	$14.988	$20.80	$23.908
Number of accumulation units outstanding at end of period	5,197	9,085	8,252	9,581	6,501	34,156	25,186	13,386	11,753	7,995
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.29	$21.90	$19.11	$18.07	$16.60	$13.48	$18.432	$20.641	$18.956	$16.044
Value at end of period	$14.18	$22.29	$21.90	$19.11	$18.07	$16.60	$13.48	$18.432	$20.641	$18.956
Number of accumulation units outstanding at end of period	6,106	16,380	35,876	30,985	30,067	36,247	24,869	14,691	7,678	12,127
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.47	$11.29	$10.49	$10.45
Value at end of period	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	2,612	1,035	523	186
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72	$10.20
Value at end of period	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72
Number of accumulation units outstanding at end of period	23,609	27,138	23,365	18,181	2,786	17,091	3,470
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.12	$9.35
Value at end of period	$6.30	$9.12
Number of accumulation units outstanding at end of period	12,131	14,760

CFI 188

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.24	$10.80	$10.27
Value at end of period	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	4,298	3,634	6
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.09	$10.58	$10.00
Value at end of period	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	333	338	471
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.08	$11.36
Value at end of period	$7.34	$11.08
Number of accumulation units outstanding at end of period	19,687	17,868
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.31
Value at end of period	$6.63
Number of accumulation units outstanding at end of period	23
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.69
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	181
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99	$7.92
Value at end of period	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99
Number of accumulation units outstanding at end of period	3,260	2,802	3,845	3,387	2,397	1,953	840
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603	$17.641	$13.645
Value at end of period	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603	$17.641
Number of accumulation units outstanding at end of period	4,544	8,816	14,749	19,364	16,680	45,397	26,984	15,471	13,068	18,254
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.09	$11.69	$10.68	$10.35
Value at end of period	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	6,739	3,858	352	44
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.55	$12.14	$10.91	$10.38
Value at end of period	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	22,182	9,322	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.99	$12.48	$11.07	$10.50
Value at end of period	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	11,383	13,813	2,550	82
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.40	$12.82	$11.28	$10.53
Value at end of period	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	13,003	15,054	2,225	323
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.37	$10.93	$10.42
Value at end of period	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	37	337	129
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264	$13.773	$13.015
Value at end of period	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264	$13.773
Number of accumulation units outstanding at end of period	5,189	8,445	6,303	3,972	5,634	20,711	20,360	17,388	17,253	27,715

CFI 189

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508	$15.799	$13.983
Value at end of period	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508	$15.799
Number of accumulation units outstanding at end of period	9,594	16,470	21,194	17,403	14,379	54,981	44,482	39,012	39,098	47,132
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617	$14.732	$13.528
Value at end of period	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617	$14.732
Number of accumulation units outstanding at end of period	12,123	17,776	18,294	17,281	12,416	327,871	338,865	352,350	371,913	436,389
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.78	$12.39	$10.94	$10.82
Value at end of period	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	15,304	7,785	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.41	$11.97	$11.44	$9.93
Value at end of period	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	60,842	108,033	121,511	102,308
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.07	$17.74	$15.08	$14.68	$13.36
Value at end of period	$11.48	$18.07	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	12,811	14,080	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986	$20.233	$16.74
Value at end of period	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986	$20.233
Number of accumulation units outstanding at end of period	19,537	26,133	27,032	23,412	12,189	45,410	35,368	24,564	21,355	24,522
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.29
Number of accumulation units outstanding at end of period	6,568
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.19	$11.06	$10.27
Value at end of period	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	2,012	19	4
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313	$22.878	$15.561
Value at end of period	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313	$22.878
Number of accumulation units outstanding at end of period	11,151	14,751	13,280	15,937	10,875	36,384	31,332	23,150	21,154	19,495
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218	$12.945	$10.563
Value at end of period	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218	$12.945
Number of accumulation units outstanding at end of period	5,387	8,217	9,746	12,914	10,418	50,580	48,567	39,153	34,058	33,672
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	866
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31	$7.77
Value at end of period	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31
Number of accumulation units outstanding at end of period	4,314	5,370	8,121	5,424	799	4,412	980
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.59	$11.90	$11.06	$10.15
Value at end of period	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	68,007	107,065	153,266	131,180
CFI 190

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.83	$12.66	$11.05	$10.33
Value at end of period	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	2,463	1,550	865	162
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.01	$11.04
Value at end of period	$6.65	$10.01
Number of accumulation units outstanding at end of period	105	56
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.54
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	504
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.22
Value at end of period	$12.23
Number of accumulation units outstanding at end of period	135
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.66
Value at end of period	$5.31
Number of accumulation units outstanding at end of period	1,689
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33	$8.14
Value at end of period	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33
Number of accumulation units outstanding at end of period	11,888	13,420	17,462	30,949	25,033	11,066	1,427
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.34	$10.70	$9.31
Value at end of period	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	319	913	400
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.88	$14.74	$12.45	$11.32	$10.71
Value at end of period	$10.37	$16.88	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	7,630	8,644	5,026	3,705	143
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.93
Value at end of period	$5.65
Number of accumulation units outstanding at end of period	47
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$65.88	$49.81	$40.27	$28.86	$21.55
Value at end of period	$33.83	$65.88	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	2,890	4,284	5,761	3,432	616
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.01	$13.33	$11.73	$11.76
Value at end of period	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	1,089	1,223	369	5
PAX WORLD BALANCED FUND
Value at beginning of period	$13.04	$12.06	$11.02	$10.59	$10.16
Value at end of period	$8.93	$13.04	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	4,909	9,717	5,753	8,650	902

CFI 191

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.84	$10.84	$10.88	$10.79	$10.43
Value at end of period	$10.87	$11.84	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	6,535	5,680	6,893	5,608	401
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.73	$11.28
Value at end of period	$5.26	$12.73
Number of accumulation units outstanding at end of period	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.03	$11.50	$10.73	$10.65	$10.64
Value at end of period	$7.67	$12.03	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	2,520	1,741	1,078	381	6
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.65	$12.47	$11.12	$11.61	$10.35
Value at end of period	$14.34	$13.65	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	4,362	5,820	6,150	2,887	72
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.69
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	3,390
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.66	$13.38	$12.21	$10.82	$9.79
Value at end of period	$8.83	$14.66	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	17,588	18,292	20,426	26,926	3,356
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.48	$10.30
Value at end of period	$5.63	$10.48
Number of accumulation units outstanding at end of period	2,123	24
WANGER SELECT
Value at beginning of period	$15.93	$14.74	$12.46	$11.41	$9.72
Value at end of period	$8.02	$15.93	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	3,397	4,651	4,582	1,558	620
WANGER USA
Value at beginning of period	$14.12	$13.56	$12.73	$11.40
Value at end of period	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	1,032	4,015	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.24	$12.89	$11.06	$10.82	$10.09
Value at end of period	$8.74	$13.24	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	29,780	19,876	18,846	13,613	4,346

CFI 192

Condensed Financial Information (continued)

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$12.638
Value at end of period	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	51,978	48,259	47,128	24,539	22,247	23,114	15,396	8,718	4,931	17
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.47
Value at end of period	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	62,945	60,509	61,914	31,794	36,651	36,257	29,057	19,324	7,623	22
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.46
Value at end of period	$5.73
Number of accumulation units outstanding at end of period	1,880
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743	$16.455	$14.847
Value at end of period	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743	$16.455
Number of accumulation units outstanding at end of period	35,566	32,304	26,160	20,886	16,388	11,778	8,571	3,686	999	270
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.94
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	1,166
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.34	$16.47	$13.69	$11.45	$9.95
Value at end of period	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	127,676	92,487	48,828	24,162	3,553
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.59	$23.79	$19.84	$18.19	$16.20
Value at end of period	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	38,157	32,742	30,174	19,924	6,364
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985	$21.67	$17.659
Value at end of period	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985	$21.67
Number of accumulation units outstanding at end of period	332,769	304,741	261,881	199,896	129,478	74,453	41,896	27,983	18,640	13,062
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935	$15.815	$15.061
Value at end of period	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935	$15.815
Number of accumulation units outstanding at end of period	156,680	158,307	152,764	131,013	109,939	77,041	45,787	25,563	15,146	11,533
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733	$23.581	$17.374
Value at end of period	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733	$23.581
Number of accumulation units outstanding at end of period	134,845	126,275	117,621	115,218	108,714	100,006	69,331	47,070	33,790	23,472

CFI 193

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693	$18.391	$13.056
Value at end of period	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693	$18.391
Number of accumulation units outstanding at end of period	27,668	22,910	21,543	17,720	15,876	12,355	11,033	9,531	8,005	6,718
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.64
Value at end of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	60,560	53,895	48,595	38,989	24,929	9,229	2,036
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.89
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	4,596
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.72	$12.53	$12.47	$11.62
Value at end of period	$7.26	$13.72	$12.53	$12.47
Number of accumulation units outstanding at end of period	7,019	6,056	3,018	87
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.77	$16.30	$13.83	$13.83	$12.73	$9.81	$10.12
Value at end of period	$9.81	$15.77	$16.30	$13.83	$13.83	$12.73	$9.81
Number of accumulation units outstanding at end of period	8,922	5,388	5,794	5,048	4,607	2,345	730
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$9.75
Value at end of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	15,366	15,180	15,798	10,540	6,474	1,134	126
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.53	$16.98	$13.31	$11.68	$9.75
Value at end of period	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	54,619	43,902	22,729	6,367	529
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747	$17.052	$15.199
Value at end of period	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747	$17.052
Number of accumulation units outstanding at end of period	88,950	93,827	87,400	91,050	97,061	33,013	16,260	7,085	6,532	2,089
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.85	$10.52
Value at end of period	$6.32	$10.85
Number of accumulation units outstanding at end of period	2,700	586
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$9.36
Value at end of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	53,816	47,125	35,472	33,006	15,184	6,758	180
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828	$9.934
Value at end of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828
Number of accumulation units outstanding at end of period	89,358	96,236	63,627	69,010	64,006	50,843	24,372	10,887	2,632
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.42	$10.68
Value at end of period	$6.28	$10.42
Number of accumulation units outstanding at end of period	77,452	73,368
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.99	$12.30	$10.44
Value at end of period	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	36,902	26,249	17,184

CFI 194

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.23	$10.06	$9.09
Value at end of period	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	3,523	983	178
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$12.02
Value at end of period	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	15,210	10,444	8,450	6,870	4,882	1,180	5
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.51	$12.60	$11.21	$11.03
Value at end of period	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	15,475	9,420	5,597	1,447
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.77	$13.07	$11.82	$10.23
Value at end of period	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	26,069	13,295	10,389	3,998
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	41,246
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$9.68
Value at end of period	$7.84	$13.46
Number of accumulation units outstanding at end of period	101,622	71,073
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929	$19.253	$16.603
Value at end of period	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929	$19.253
Number of accumulation units outstanding at end of period	95,114	107,258	120,422	117,339	126,306	102,355	80,183	75,992	53,513	35,468
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.81	$10.98
Value at end of period	$6.01	$10.81
Number of accumulation units outstanding at end of period	21,974	17,207
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.60	$10.86	$9.60
Value at end of period	$6.44	$11.60	$10.86
Number of accumulation units outstanding at end of period	3,306	3,273	1,031
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772
Value at end of period	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044
Number of accumulation units outstanding at end of period	147,669	144,971	145,259	127,900	116,478	90,606	55,062	34,503	23,353	6,043
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.154
Value at end of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Number of accumulation units outstanding at end of period	151,967	149,600	149,158	125,931	104,291	64,629	36,994	9,459	2,019	1,234
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$8.614
Value at end of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Number of accumulation units outstanding at end of period	94,434	94,066	98,473	83,955	67,254	41,585	19,031	4,435	693
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711	$11.738	$11.975
Value at end of period	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711	$11.738
Number of accumulation units outstanding at end of period	121,609	123,836	98,873	83,799	63,863	53,049	44,358	28,418	9,827	521

CFI 195

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.13
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	180
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.93
Value at end of period	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	40,503	42,483	34,799	27,500	12,652	6,812	2,895
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.53
Value at end of period	$5.73
Number of accumulation units outstanding at end of period	506
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.58	$17.98	$13.40	$11.32
Value at end of period	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	32,316	27,218	15,244	4,853
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$8.85
Value at end of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	20,976	20,009	16,290	10,412	6,702	1,085	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.63	$13.01	$11.29	$11.37
Value at end of period	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	5,553	4,267	901	69
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.99	$11.26	$10.65
Value at end of period	$6.57	$10.99	$11.26
Number of accumulation units outstanding at end of period	2,676	1,916	1,171
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.79	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274	$18.873	$12.666
Value at end of period	$6.48	$10.79	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274	$18.873
Number of accumulation units outstanding at end of period	52,531	62,153	62,516	67,891	75,333	66,466	48,155	39,073	32,839	26,072
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.21	$12.08	$11.48	$10.76
Value at end of period	$4.93	$11.21	$12.08	$11.48
Number of accumulation units outstanding at end of period	5,800	4,517	2,830	884
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.86
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	2,233
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.12	$10.79	$9.57
Value at end of period	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	223,698	223,549	3,100
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.56
Number of accumulation units outstanding at end of period	24,173

CFI 196

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.13	$15.22	$12.43	$10.70
Value at end of period	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	9,615	9,110	2,816	828
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.14	$14.74	$13.33	$13.12	$11.95	$11.13
Value at end of period	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95
Number of accumulation units outstanding at end of period	85,309	84,449	73,280	65,612	31,171	1,615
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.54	$14.74	$11.41	$10.99
Value at end of period	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	42,079	34,877	10,349	414
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$8.84
Value at end of period	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	9,681	7,627	7,346	6,578	5,605	2,261	197
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133	$11.548	$11.128
Value at end of period	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133	$11.548
Number of accumulation units outstanding at end of period	813,394	583,468	293,491	189,735	130,565	85,894	68,473	31,487	24,433	11,404
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.23	$10.27
Value at end of period	$5.40	$11.23
Number of accumulation units outstanding at end of period	3,124	1,634
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.86	$14.12	$12.12	$10.42
Value at end of period	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	423,529	421,438	382,245	349,097
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.83	$12.46	$10.98	$10.60
Value at end of period	$7.77	$12.83	$12.46	$10.98
Number of accumulation units outstanding at end of period	2,492	3,334	2,011	157
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.62	$10.82	$10.10	$9.98
Value at end of period	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	168,466	151,703	127,633	125,805
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912
Value at end of period	$10.07	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875
Number of accumulation units outstanding at end of period	31,028	32,046	29,334	29,817	27,914	27,790	20,228	14,690	10,084	7,486
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Value at end of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Number of accumulation units outstanding at end of period	28,505	27,932	31,057	31,940	32,827	31,378	20,086	7,402	1,988	2,022
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.46	$11.28	$10.48	$10.42
Value at end of period	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	11,336	10,676	4,932	266
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.14
Value at end of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	143,141	99,218	69,753	55,455	35,513	19,253	4,226

CFI 197

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.11	$9.34
Value at end of period	$6.29	$9.11
Number of accumulation units outstanding at end of period	156,353	134,203
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.23	$10.79	$10.02
Value at end of period	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	14,630	12,646	126
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.08	$10.58	$10.05
Value at end of period	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	12,276	8,142	616
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.07	$10.60	$9.58
Value at end of period	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	82,796	83,622	277
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.13
Value at end of period	$6.63
Number of accumulation units outstanding at end of period	34
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.42
Value at end of period	$5.91
Number of accumulation units outstanding at end of period	116
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.59
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	292
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$7.76
Value at end of period	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	15,178	11,546	11,518	9,521	8,830	4,177	1,120
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633
Value at end of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Number of accumulation units outstanding at end of period	25,923	27,307	38,682	38,894	38,794	36,393	26,952	15,435	9,885	8,928
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.07	$11.68	$10.68	$10.23
Value at end of period	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	81,062	33,844	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.53	$12.13	$10.91	$10.67
Value at end of period	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	45,543	22,806	3,474	1,659
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.97	$12.47	$11.07	$10.68
Value at end of period	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	63,053	29,608	11,636	5,440

CFI 198

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.38	$12.81	$11.27	$10.82
Value at end of period	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	40,658	19,854	4,298	263
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.44
Value at end of period	$7.64
Number of accumulation units outstanding at end of period	4,030
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.90
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	178
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.35	$10.92	$10.22
Value at end of period	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	5,442	3,712	3,215
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231	$13.748	$12.998
Value at end of period	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231	$13.748
Number of accumulation units outstanding at end of period	22,604	14,427	13,450	15,934	13,525	8,080	9,559	8,425	7,350	5,897
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472	$15.77	$13.965
Value at end of period	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472	$15.77
Number of accumulation units outstanding at end of period	43,263	45,479	38,767	29,864	20,916	14,993	9,024	8,645	4,619	1,617
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584	$14.705	$13.51
Value at end of period	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584	$14.705
Number of accumulation units outstanding at end of period	47,688	40,202	39,861	39,355	28,210	21,897	14,720	13,693	11,050	9,107
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.76	$12.38	$10.93	$10.20
Value at end of period	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	373,017	288,646	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.80	$12.32	$11.44	$10.24
Value at end of period	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	167,991	154,634	139,018	140,432
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.02	$17.71	$15.06	$14.67	$12.93	$11.34
Value at end of period	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93
Number of accumulation units outstanding at end of period	59,043	49,380	35,062	21,697	5,534	773
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939	$20.196	$16.718
Value at end of period	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939	$20.196
Number of accumulation units outstanding at end of period	85,842	87,681	69,189	56,851	43,781	28,395	15,100	7,849	2,906	1,434
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	229,208
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.18	$11.06	$10.21
Value at end of period	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	7,233	6,749	2,343

CFI 199

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264	$22.836	$15.541
Value at end of period	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264	$22.836
Number of accumulation units outstanding at end of period	20,170	21,760	18,313	17,427	18,406	20,661	16,371	9,841	6,816	3,709
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19	$12.922	$10.549
Value at end of period	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19	$12.922
Number of accumulation units outstanding at end of period	35,917	34,407	30,367	29,699	27,297	14,768	10,578	8,680	4,913	3,583
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.03
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	232
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$8.58
Value at end of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	71,895	74,788	71,555	57,719	25,515	4,065	758
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.58	$12.31	$11.06	$10.33
Value at end of period	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	298,358	306,176	299,371	267,316
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.82	$12.65	$11.04	$10.73
Value at end of period	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	22,145	20,052	14,574	4,274
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.00	$10.51	$9.43
Value at end of period	$6.64	$10.00	$10.51
Number of accumulation units outstanding at end of period	1,843	910	1,353
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$28.61	$28.86
Value at end of period	$23.78	$28.61
Number of accumulation units outstanding at end of period	41	31
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.74	$9.41
Value at end of period	$5.30	$8.74
Number of accumulation units outstanding at end of period	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.30
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	28
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.68
Value at end of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	107,585	108,442	87,368	69,215	33,044	13,050	4,185
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.33	$10.69	$9.79
Value at end of period	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	3,662	3,751	50

CFI 200

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.85	$14.72	$12.44	$11.32	$10.09
Value at end of period	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	52,270	40,786	27,001	13,878	5,595
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.79	$10.33
Value at end of period	$5.64	$9.79
Number of accumulation units outstanding at end of period	4,008	1,077
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$65.63	$49.65	$40.16	$28.79	$21.29
Value at end of period	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	44,277	38,360	29,258	19,044	3,753
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.99	$13.32	$11.72	$10.94
Value at end of period	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND
Value at beginning of period	$12.99	$12.02	$10.99	$10.56	$9.65
Value at end of period	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	59,920	47,571	41,376	30,553	8,390
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.82	$10.83	$10.87	$10.78	$10.45
Value at end of period	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	80,142	39,815	30,508	27,020	6,280
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.73	$10.19
Value at end of period	$5.25	$12.73
Number of accumulation units outstanding at end of period	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.00	$11.48	$10.72	$10.65	$9.97
Value at end of period	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	26,322	23,291	15,110	8,221	3,419
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.80
Value at end of period	$6.17
Number of accumulation units outstanding at end of period	460
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.90
Value at end of period	$5.45
Number of accumulation units outstanding at end of period	2,489
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.63	$12.45	$11.11	$11.61	$9.98
Value at end of period	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	109,146	63,434	27,115	20,640	9,002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.66
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	1,634

CFI 201

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.63	$13.37	$12.20	$10.82	$10.02
Value at end of period	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	260,809	223,431	158,071	98,047	29,615
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$10.07
Value at end of period	$5.63	$10.48
Number of accumulation units outstanding at end of period	8,775	1,545
WANGER SELECT
Value at beginning of period	$15.90	$14.72	$12.45	$11.41	$9.93
Value at end of period	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	44,494	34,375	17,561	8,048	3,245
WANGER USA
Value at beginning of period	$14.10	$13.55	$12.72	$11.57	$10.25
Value at end of period	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	32,657	24,212	16,266	8,700	2,505
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.21	$12.88	$11.05	$10.82	$10.05
Value at end of period	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	169,986	160,198	106,492	72,248	25,186

TABLE 24
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091	$13.748	$9.857
Value at end of period	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091	$13.748
Number of accumulation units outstanding at end of period	4,679	4,659	5,147	3,417	4,187	3,132	1,967	1,797	640	54
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878	$11.712	$10.636
Value at end of period	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878	$11.712
Number of accumulation units outstanding at end of period	3,168	3,309	2,377	468	436	6,389	12,359	9,769	4,846	893
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707	$16.426	$14.827
Value at end of period	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707	$16.426
Number of accumulation units outstanding at end of period	246	188	141	155	2,160	4,323	2,163	1,989	1,433	44
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.30	$16.45	$13.68	$11.28
Value at end of period	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	560	1,333	955	439
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.51	$23.72	$19.79	$17.50
Value at end of period	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	3,296	5,590	2,150	22

CFI 202

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938	$21.631	$17.636
Value at end of period	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938	$21.631
Number of accumulation units outstanding at end of period	7,532	8,708	5,566	9,167	5,932	4,024	4,346	6,241	10,383	12,867
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896	$15.786	$15.041
Value at end of period	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896	$15.786
Number of accumulation units outstanding at end of period	9,766	9,591	5,875	7,451	4,708	15,625	10,472	8,325	6,031	4,118
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684	$23.538	$17.351
Value at end of period	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684	$23.538
Number of accumulation units outstanding at end of period	10,510	14,704	8,209	14,733	20,564	26,754	15,963	14,252	23,713	7,251
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659	$18.357	$13.039
Value at end of period	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659	$18.357
Number of accumulation units outstanding at end of period	2,713	6,676	8,612	6,771	5,756	3,721	2,003	1,871	2,481	469
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22	$11.46
Value at end of period	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22
Number of accumulation units outstanding at end of period	1,663	2,216	543	5,018	2,749	42	111
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.70	$14.43
Value at end of period	$7.25	$13.70
Number of accumulation units outstanding at end of period	84	3
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.72	$16.26	$13.80	$13.81	$13.81
Value at end of period	$9.78	$15.72	$16.26	$13.80	$13.81
Number of accumulation units outstanding at end of period	368	400	393	340	123
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.05	$15.70	$14.83
Value at end of period	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	180	219	208
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708	$17.021	$15.179
Value at end of period	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708	$17.021
Number of accumulation units outstanding at end of period	4,493	4,067	4,362	3,142	2,785	894	468	3,721	4,388	113
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.84	$11.14
Value at end of period	$6.31	$10.84
Number of accumulation units outstanding at end of period	0	1
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.24	$17.42	$15.31	$14.45	$11.62
Value at end of period	$10.58	$18.24	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	69	1,570	1,082	3,170	1,537
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826	$10.134
Value at end of period	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826
Number of accumulation units outstanding at end of period	2,453	2,876	2,697	2,207	971	133	2,978	2,131	857
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.41	$10.68
Value at end of period	$6.28	$10.41
Number of accumulation units outstanding at end of period	15,644	12,366

CFI 203

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.98	$12.79
Value at end of period	$6.06	$9.98
Number of accumulation units outstanding at end of period	3,121	2,872
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.23	$11.04
Value at end of period	$6.65	$10.23
Number of accumulation units outstanding at end of period	1	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$20.94	$20.37	$18.12	$17.67	$17.05
Value at end of period	$12.56	$20.94	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	289	289	290	697	412
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.49	$12.59	$11.55
Value at end of period	$9.50	$13.49	$12.59
Number of accumulation units outstanding at end of period	101	70	84
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.75	$13.06	$12.65
Value at end of period	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	729	115	522
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	26,156
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.45	$9.68
Value at end of period	$7.83	$13.45
Number of accumulation units outstanding at end of period	151	1,588
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89	$19.218	$16.581
Value at end of period	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89	$19.218
Number of accumulation units outstanding at end of period	6,473	2,814	3,228	7,007	7,112	10,759	1,236	10,253	12,706	4,575
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574	$23.006	$18.751
Value at end of period	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574	$23.006
Number of accumulation units outstanding at end of period	6,249	9,544	8,144	8,968	13,198	16,186	16,377	12,543	18,316	14,317
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731	$12.445	$10.887
Value at end of period	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731	$12.445
Number of accumulation units outstanding at end of period	2,639	2,388	4,107	4,393	12,306	12,239	11,165	1,285	1,744	385
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447	$9.637	$8.812
Value at end of period	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447	$9.637
Number of accumulation units outstanding at end of period	1,358	843	843	1,157	627	390	1,406	172	22	468
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681	$11.717	$11.959
Value at end of period	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681	$11.717
Number of accumulation units outstanding at end of period	5,294	9,582	6,279	9,308	8,586	9,239	8,314	4,921	7,648	36,650

CFI 204

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97	$9.86
Value at end of period	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97
Number of accumulation units outstanding at end of period	3,622	3,381	487	2,242	1,542	432	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.55	$17.96	$14.06
Value at end of period	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	352	411	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.60
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	454
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.98	$11.90
Value at end of period	$6.56	$10.98
Number of accumulation units outstanding at end of period	0	64
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.49	$16.96	$13.30	$12.61
Value at end of period	$10.85	$19.49	$16.96	$13.30
Number of accumulation units outstanding at end of period	22	3,486	6	0
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.73	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244	$18.838	$12.649
Value at end of period	$6.44	$10.73	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244	$18.838
Number of accumulation units outstanding at end of period	4,770	3,809	3,228	3,610	4,455	7,087	1,042	2,994	11,429	7,480
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.20	$12.07	$10.76
Value at end of period	$4.92	$11.20	$12.07
Number of accumulation units outstanding at end of period	91	56	16
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.11	$10.96
Value at end of period	$6.98	$11.11
Number of accumulation units outstanding at end of period	2,543	7,355
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.56
Number of accumulation units outstanding at end of period	8
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.10	$15.26
Value at end of period	$9.02	$18.10
Number of accumulation units outstanding at end of period	0	8
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.10	$14.71	$13.32	$13.11	$11.95	$10.96
Value at end of period	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95
Number of accumulation units outstanding at end of period	1,274	5,338	4,659	2,566	1,368	169
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.52	$17.64
Value at end of period	$11.38	$18.52
Number of accumulation units outstanding at end of period	2,296	1,399
CFI 205

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.76	$11.90	$11.18	$10.26	$10.28
Value at end of period	$9.09	$14.76	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	2,003	2,033	893	97	30
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105	$11.527	$11.114
Value at end of period	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105	$11.527
Number of accumulation units outstanding at end of period	8,506	12,666	8,582	16,829	20,307	20,580	18,597	17,088	11,514	5,569
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.22	$10.47	$10.51
Value at end of period	$5.40	$11.22	$10.47
Number of accumulation units outstanding at end of period	920	1,019	1,019
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.84	$14.11	$12.11	$10.41
Value at end of period	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	22,730	17,167	12,183	23,465
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.81	$12.45	$11.65
Value at end of period	$7.75	$12.81	$12.45
Number of accumulation units outstanding at end of period	157	115	22
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.60	$10.81	$10.10	$9.97
Value at end of period	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	15,655	13,838	10,234	10,608
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.13	$15.59	$15.38	$14.25	$13.46	$10.46	$14.918	$20.723	$23.843	$18.88
Value at end of period	$10.01	$18.13	$15.59	$15.38	$14.25	$13.46	$10.46	$14.918	$20.723	$23.843
Number of accumulation units outstanding at end of period	1,411	1,266	1,266	1,354	8,045	8,072	5,414	4,067	6,817	318
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.05	$21.69	$18.94	$17.93	$16.49	$13.41	$18.345	$20.564	$18.904	$16.016
Value at end of period	$14.02	$22.05	$21.69	$18.94	$17.93	$16.49	$13.41	$18.345	$20.564	$18.904
Number of accumulation units outstanding at end of period	2,770	2,018	2,002	2,281	7,192	6,566	4,993	1,796	8,401	192
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.44	$11.27	$10.71
Value at end of period	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	49	38	31
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71	$10.35
Value at end of period	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71
Number of accumulation units outstanding at end of period	1,679	7,861	1,369	2,532	7,999	4,202	639
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.11	$9.34
Value at end of period	$6.28	$9.11
Number of accumulation units outstanding at end of period	7,697	6,555
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.22	$10.72
Value at end of period	$7.25	$11.22
Number of accumulation units outstanding at end of period	23	1,020
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.08	$10.85
Value at end of period	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	7

CFI 206

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.06	$11.92
Value at end of period	$7.32	$11.06
Number of accumulation units outstanding at end of period	14,060	16,677
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.63	$9.64
Value at end of period	$6.23	$9.63
Number of accumulation units outstanding at end of period	149	151
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534	$21.056
Value at end of period	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534
Number of accumulation units outstanding at end of period	2,733	4,675	4,188	5,495	7,600	7,535	6,069	4,254	14,212
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.05	$11.67	$10.82
Value at end of period	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	3,176	208	499
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.52	$12.12	$10.90	$10.89
Value at end of period	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	2,997	4,652	2,596	10
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.95	$12.46	$11.28
Value at end of period	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	1,997	670	317
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.37	$12.80	$11.52
Value at end of period	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	1,916	167	131
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.34	$11.08
Value at end of period	$9.33	$11.34
Number of accumulation units outstanding at end of period	0	3
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198	$13.723	$12.981
Value at end of period	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198	$13.723
Number of accumulation units outstanding at end of period	2,937	4,688	4,062	3,337	5,870	2,876	2,236	2,683	6,774	1,546
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436	$15.742	$13.946
Value at end of period	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436	$15.742
Number of accumulation units outstanding at end of period	81	8,149	9,356	19,823	17,515	5,547	8,197	7,857	12,799	2,120
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55	$14.679	$13.492
Value at end of period	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55	$14.679
Number of accumulation units outstanding at end of period	4,119	10,833	11,053	10,885	9,612	4,870	5,796	5,657	14,624	870
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.74	$12.37	$11.14
Value at end of period	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	2,670	7,333	348
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.78	$12.31	$11.43	$10.23
Value at end of period	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	13,902	12,859	8,139	12,957

CFI 207

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.98	$17.68	$15.04	$14.32
Value at end of period	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	41	205	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893	$20.16	$16.696
Value at end of period	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893	$20.16
Number of accumulation units outstanding at end of period	5,199	3,002	3,561	4,376	3,745	5,379	223	559	5,083	3,215
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	2,080
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.17	$11.20
Value at end of period	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	400
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214	$22.794	$15.52
Value at end of period	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214	$22.794
Number of accumulation units outstanding at end of period	1,282	1,157	1,158	679	835	1,999	2,413	3,331	2,742	4,032
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162	$12.898	$10.535
Value at end of period	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162	$12.898
Number of accumulation units outstanding at end of period	1,069	914	769	818	506	1,817	1,314	642	2,272	6,221
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.40
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	1
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.80	$14.31	$12.51	$12.25	$10.63	$9.28
Value at end of period	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63
Number of accumulation units outstanding at end of period	369	2,440	458	287	97	388
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.57	$12.29	$11.05	$10.32
Value at end of period	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	16,213	16,041	12,530	27,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.80	$12.64	$11.28
Value at end of period	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	156	413	836
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.73	$14.84	$13.40	$12.54	$10.24	$8.79
Value at end of period	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24
Number of accumulation units outstanding at end of period	2,106	2,865	2,317	7,019	8,043	799
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.32	$11.05
Value at end of period	$6.83	$11.32
Number of accumulation units outstanding at end of period	18	17

CFI 208

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.82	$14.70	$12.87
Value at end of period	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$65.39	$49.49	$40.05	$28.73	$21.93
Value at end of period	$33.54	$65.39	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	656	3,058	1,797	979	1,423
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.97	$13.42
Value at end of period	$7.96	$12.97
Number of accumulation units outstanding at end of period	0	7
PAX WORLD BALANCED FUND
Value at beginning of period	$12.94	$11.98	$10.96	$10.34
Value at end of period	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	944	2,657	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.80	$10.81	$10.86	$10.84
Value at end of period	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.73	$11.12
Value at end of period	$5.25	$12.73
Number of accumulation units outstanding at end of period	0	4
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$11.98	$11.47	$10.75
Value at end of period	$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period	0	66	61
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.60	$12.43	$11.10	$11.61	$10.65
Value at end of period	$14.27	$13.60	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period	0	760	917	599	1,853
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.61	$13.35	$12.19	$10.81	$9.71
Value at end of period	$8.78	$14.61	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	3,386	9,502	3,477	954	547
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$5.62
Value at end of period	$5.62
Number of accumulation units outstanding at end of period	1
WANGER SELECT
Value at beginning of period	$15.87	$14.70	$12.66
Value at end of period	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	603	595	104
WANGER USA
Value at beginning of period	$14.07	$13.53	$12.71	$10.97
Value at end of period	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	489	3,789	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.19	$12.86	$11.22
Value at end of period	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	0	54	408

CFI 209

Condensed Financial Information (continued)

TABLE 25

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081	$14.449
Value at end of period	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081
Number of accumulation units outstanding at end of period	6,683	6,818	9,819	4,933	4,017	3,007	1,290	1,035	91
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87	$11.204
Value at end of period	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87
Number of accumulation units outstanding at end of period	10,490	9,584	10,250	7,243	4,625	3,571	1,872	1,187	32
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67	$15.73
Value at end of period	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67
Number of accumulation units outstanding at end of period	2,662	2,502	2,482	3,002	3,526	3,005	1,649	1,719	170
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.26	$16.43	$13.67	$11.44	$11.05
Value at end of period	$11.30	$19.26	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	4,956	2,773	5,899	2,922	1,297
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.43	$23.64	$19.73	$18.11	$15.67
Value at end of period	$14.43	$21.43	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	83	73	447	432	19
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892	$20.986
Value at end of period	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892
Number of accumulation units outstanding at end of period	4,197	5,307	10,023	7,591	19,628	6,046	161	200	110
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856	$13.91
Value at end of period	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856
Number of accumulation units outstanding at end of period	2,621	3,128	6,563	7,390	11,385	6,516	1,835	1,669	79
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637	$23.491
Value at end of period	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637
Number of accumulation units outstanding at end of period	9,925	9,568	14,254	16,795	28,242	15,080	1,966	2,316	569
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625	$17.843
Value at end of period	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625
Number of accumulation units outstanding at end of period	646	754	3,377	3,682	2,331	968	226	121	14
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.48	$18.15	$15.73	$14.66	$12.01	$9.12
Value at end of period	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01
Number of accumulation units outstanding at end of period	505	710	5,208	4,818	445	637
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.66
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	1

CFI 210

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.68	$16.21	$13.78	$13.79	$12.98
Value at end of period	$9.74	$15.68	$16.21	$13.78	$13.79
Number of accumulation units outstanding at end of period	423	402	697	518	287
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.00	$15.66	$13.75	$12.93	$10.80	$7.72
Value at end of period	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80
Number of accumulation units outstanding at end of period	134	195	285	250	1,121	126
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.46	$16.93	$13.29	$11.60
Value at end of period	$10.82	$19.46	$16.93	$13.29
Number of accumulation units outstanding at end of period	93	73	943	6
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67	$16.663
Value at end of period	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67
Number of accumulation units outstanding at end of period	2,296	1,853	1,626	2,044	4,331	1,104	519	531	74
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68	$8.89
Value at end of period	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68
Number of accumulation units outstanding at end of period	916	1,389	6,111	5,624	6,600	2,464	1
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426	$5.893
Value at end of period	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426
Number of accumulation units outstanding at end of period	170	223	17,622	15,395	9,089	7,676	1,865	765
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.41	$10.68
Value at end of period	$6.27	$10.41
Number of accumulation units outstanding at end of period	3,651	3,528
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$20.88	$20.32	$18.09	$17.65	$16.49	$16.10
Value at end of period	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49
Number of accumulation units outstanding at end of period	1	109	268	155	114	1
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.48	$12.58	$11.55
Value at end of period	$9.48	$13.48	$12.58
Number of accumulation units outstanding at end of period	13	28	144
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.73	$13.05	$12.42
Value at end of period	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	1,097	28	1,659
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	169
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.44	$9.68
Value at end of period	$7.83	$13.44
Number of accumulation units outstanding at end of period	493	274

CFI 211

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851	$18.079
Value at end of period	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851
Number of accumulation units outstanding at end of period	15	15	861	2,032	4,384	8,525	417	262	66
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.80	$10.98
Value at end of period	$6.00	$10.80
Number of accumulation units outstanding at end of period	47	48
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.59	$10.84
Value at end of period	$6.42	$11.59
Number of accumulation units outstanding at end of period	112	744
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53	$21.21
Value at end of period	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53
Number of accumulation units outstanding at end of period	1,573	1,785	3,078	3,115	18,809	7,273	880	593	167
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712	$12.42
Value at end of period	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712
Number of accumulation units outstanding at end of period	735	1,975	10,235	9,579	8,428	4,942	895	1,324	101
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433	$9.777
Value at end of period	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433
Number of accumulation units outstanding at end of period	63	278	1,404	1,143	4,883	2,683	583	228	15
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652	$11.769
Value at end of period	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652
Number of accumulation units outstanding at end of period	3,014	3,959	4,802	5,020	11,955	9,277	436	480	58
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.25	$16.30	$12.77	$11.82	$10.21	$7.76
Value at end of period	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21
Number of accumulation units outstanding at end of period	225	433	654	1,087	937	170
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.38	$17.21	$14.97	$13.99	$11.76	$10.37
Value at end of period	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76
Number of accumulation units outstanding at end of period	198	240	158	524	4,854	1,778
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.97	$11.09
Value at end of period	$6.55	$10.97
Number of accumulation units outstanding at end of period	135	89
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.66	$10.99	$10.10	$9.18	$8.48	$6.30	$9.749	$13.213	$17.60
Value at end of period	$6.40	$10.66	$10.99	$10.10	$9.18	$8.48	$6.78	$9.749	$13.213
Number of accumulation units outstanding at end of period	1,666	1,676	3,179	2,856	3,827	1,737	0	296	199
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.10	$10.96
Value at end of period	$6.97	$11.10
Number of accumulation units outstanding at end of period	1,369	3,617

CFI 212

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.07	$14.69	$13.30	$13.10	$11.95	$11.58
Value at end of period	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95
Number of accumulation units outstanding at end of period	428	1,045	2,806	2,388	779	53
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.49	$14.71	$12.74
Value at end of period	$11.36	$18.49	$14.71
Number of accumulation units outstanding at end of period	90	21	590
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.72	$11.86	$11.16	$10.25	$9.31	$7.52
Value at end of period	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31
Number of accumulation units outstanding at end of period	35	14	14	14	311	72
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077	$11.577
Value at end of period	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077
Number of accumulation units outstanding at end of period	2,810	3,458	14,216	15,901	19,620	10,100	5,344	5,210	47
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.24	$13.55	$11.64	$10.01
Value at end of period	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	11,716	15,972	40,349	37,653
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.80	$12.44
Value at end of period	$7.74	$12.80
Number of accumulation units outstanding at end of period	14	2
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.63	$10.70	$10.00	$9.91
Value at end of period	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	2,223	3,251	17,226	19,281
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.04	$15.51	$15.31	$14.19	$13.42	$10.43	$14.882	$20.684	$23.242
Value at end of period	$9.95	$18.04	$15.51	$15.31	$14.19	$13.42	$10.43	$14.882	$20.684
Number of accumulation units outstanding at end of period	703	710	1,102	1,041	2,078	1,336	857	789	194
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$21.94	$21.59	$18.86	$17.86	$16.43	$13.37	$18.302	$20.526	$17.51
Value at end of period	$13.93	$21.94	$21.59	$18.86	$17.86	$16.43	$13.37	$18.302	$20.526
Number of accumulation units outstanding at end of period	83	55	753	687	2,965	1,853	139	165	28
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.62	$11.69	$11.40	$11.32	$10.99	$10.75
Value at end of period	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99
Number of accumulation units outstanding at end of period	3,297	4,954	11,059	10,810	8,418	3,594
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.10	$9.33
Value at end of period	$6.27	$9.10
Number of accumulation units outstanding at end of period	312	939
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.21	$11.78
Value at end of period	$7.24	$11.21
Number of accumulation units outstanding at end of period	114	86

CFI 213

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.07	$10.57	$10.33
Value at end of period	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	113	86	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.05	$11.34
Value at end of period	$7.31	$11.05
Number of accumulation units outstanding at end of period	1,652	1,767
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499	$22.46
Value at end of period	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499
Number of accumulation units outstanding at end of period	894	2,062	3,942	3,575	2,135	813	3	372	132
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.50	$12.11	$11.33
Value at end of period	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	73	129	56
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.97
Value at end of period	$8.04
Number of accumulation units outstanding at end of period	17
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.35	$12.79	$11.69
Value at end of period	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	13	16	19
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642	$13.694
Value at end of period	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642
Number of accumulation units outstanding at end of period	16	20	64	323	186	137	3	3
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40	$16.103
Value at end of period	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40
Number of accumulation units outstanding at end of period	0	44	187	431	2,284	227	9	9	13
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.97	$17.27	$15.74	$15.24	$14.01	$13.01		$14.516	$14.793
Value at end of period	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01		$14.082	$14.516
Number of accumulation units outstanding at end of period	16	111	1,035	873	5,024	32		0	4
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.73	$12.36	$10.93	$10.42
Value at end of period	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	335	3,617	158	7
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.35	$11.93	$11.09	$9.80
Value at end of period	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	11,994	11,270	28,554	31,054
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.94	$17.65	$15.02	$14.65	$12.86
Value at end of period	$11.38	$17.94	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	425	490	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847	$19.539
Value at end of period	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847
Number of accumulation units outstanding at end of period	2,265	2,270	12,835	13,347	5,537	2,783	374	347	88

CFI 214

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	16
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.16	$11.05	$9.70
Value at end of period	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	30	0	19
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165	$24.002
Value at end of period	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165
Number of accumulation units outstanding at end of period	0	127	1,103	1,266	2,100	1,051	889	597	32
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133	$12.502
Value at end of period	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133
Number of accumulation units outstanding at end of period	579	961	6,998	6,720	1,012	0	341	248	49
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	17
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.76	$14.27	$12.49	$12.23	$10.62	$8.54
Value at end of period	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62
Number of accumulation units outstanding at end of period	354	624	2,122	2,269	1,467	236
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.13	$11.87	$10.68	$9.98
Value at end of period	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	3,354	2,989	26,430	30,869
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.78	$12.63	$11.04	$10.47
Value at end of period	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	219	157	1,198	696
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.69	$14.80	$13.37	$12.52	$10.23	$7.74
Value at end of period	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23
Number of accumulation units outstanding at end of period	1,998	2,430	6,228	5,844	5,107	1,170
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.31	$10.82
Value at end of period	$6.82	$11.31
Number of accumulation units outstanding at end of period	115	86
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.79	$14.68	$12.42	$11.31	$9.90
Value at end of period	$10.30	$16.79	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	192	166	362	259	21
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.20
Value at end of period	$5.63
Number of accumulation units outstanding at end of period	202

CFI 215

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$65.15	$49.34	$39.94	$28.67	$22.02
Value at end of period	$33.40	$65.15	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	237	332	553	692	49
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.96	$13.29	$11.72	$10.89
Value at end of period	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	1,644	2,476	2,944	1,517
PAX WORLD BALANCED FUND
Value at beginning of period	$12.90	$11.94	$10.93	$10.52	$9.69
Value at end of period	$8.81	$12.90	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	2,159	2,335	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.77	$10.80	$10.85	$10.78	$10.51
Value at end of period	$10.80	$11.77	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	1,577	82	3,393	2,712	1,575
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.72	$13.02
Value at end of period	$5.25	$12.72
Number of accumulation units outstanding at end of period	42	35
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$11.96	$11.45	$10.70	$10.64	$10.14
Value at end of period	$7.62	$11.96	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	345	252	219	126	13
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.74
Value at end of period	$6.17
Number of accumulation units outstanding at end of period	186
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.58	$12.42	$11.10	$11.60	$10.29
Value at end of period	$14.24	$13.58	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	1,086	38	213	80	30
THE BOND FUND OF AMERICASM
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.36
Value at end of period	$8.69
Number of accumulation units outstanding at end of period	0
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.58	$13.33	$12.18	$10.81	$9.71
Value at end of period	$8.76	$14.58	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	1,029	958	2,678	1,061	55
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.47	$10.70
Value at end of period	$5.62	$10.47
Number of accumulation units outstanding at end of period	0	589
WANGER SELECT
Value at beginning of period	$15.84	$14.68	$12.43	$10.66
Value at end of period	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	180	111	29	5

CFI 216

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

WANGER USA
Value at beginning of period	$14.05	$13.51	$12.69	$11.47
Value at end of period	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.16	$12.84	$11.04	$10.81	$10.25
Value at end of period	$8.68	$13.16	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	5,578	4,059	3,417	2,757	691

TABLE 26
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07	$14.449
Value at end of period	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07
Number of accumulation units outstanding at end of period	12,849	12,118	12,794	9,557	14,390	12,366	14,842	10,570	4,731
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862	$11.707
Value at end of period	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862
Number of accumulation units outstanding at end of period	19,762	18,679	23,894	12,724	22,296	22,662	24,026	16,420	5,051
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634	$16.366	$14.95
Value at end of period	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634	$16.366
Number of accumulation units outstanding at end of period	15,213	15,898	14,936	17,408	14,456	14,376	9,985	4,471	1,624	508
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.23	$16.41	$13.65	$11.44	$9.98
Value at end of period	$11.27	$19.23	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	17,474	11,102	8,992	7,223	2,666
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.35	$23.56	$19.68	$18.07	$16.03
Value at end of period	$14.37	$21.35	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	3,075	2,977	4,717	6,052	3,377
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846	$21.552	$17.59
Value at end of period	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846	$21.552
Number of accumulation units outstanding at end of period	36,107	41,702	52,831	49,670	48,132	40,920	32,586	24,304	9,052	3,062
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817	$15.729	$15.001
Value at end of period	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817	$15.729
Number of accumulation units outstanding at end of period	18,963	20,313	35,555	43,295	58,807	61,026	41,444	18,022	1,913	1,189
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589	$23.453	$17.305
Value at end of period	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589	$23.453
Number of accumulation units outstanding at end of period	23,971	28,223	33,723	39,799	74,235	76,228	67,276	51,222	10,224	6,554

CFI 217

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591	$18.291	$13.005
Value at end of period	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591	$18.291
Number of accumulation units outstanding at end of period	4,484	5,308	4,129	5,314	6,900	4,455	3,642	2,208	626	156
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20	$10.23
Value at end of period	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20
Number of accumulation units outstanding at end of period	3,419	5,720	7,450	6,764	5,835	1,647	376
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.67
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	18
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.66	$12.50	$12.46	$11.80
Value at end of period	$7.22	$13.66	$12.50	$12.46
Number of accumulation units outstanding at end of period	1,090	1,180	270	13
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.63	$16.17	$13.75	$13.77	$12.69	$9.80	$12.30
Value at end of period	$9.71	$15.63	$16.17	$13.75	$13.77	$12.69	$9.80
Number of accumulation units outstanding at end of period	1,027	2,024	1,885	1,469	1,395	974	80
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07	$8.29
Value at end of period	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07
Number of accumulation units outstanding at end of period	2,225	1,558	5,056	8,063	6,038	3,999	2,784
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.42	$16.91	$13.28	$11.67	$9.75
Value at end of period	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	2,537	2,552	1,455	843	17
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631	$16.96	$15.139
Value at end of period	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631	$16.96
Number of accumulation units outstanding at end of period	15,461	17,025	19,750	20,839	27,060	25,464	22,210	11,109	3,655	1,122
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.82	$10.09
Value at end of period	$6.29	$10.82
Number of accumulation units outstanding at end of period	208	201
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68	$7.86
Value at end of period	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68
Number of accumulation units outstanding at end of period	6,827	4,861	6,107	5,417	4,659	2,488	1,267
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822	$10.067
Value at end of period	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822
Number of accumulation units outstanding at end of period	13,350	19,501	17,078	17,252	30,281	20,643	16,998	9,124	2,174
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$10.68
Value at end of period	$6.26	$10.40
Number of accumulation units outstanding at end of period	19,269	19,978
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.97	$12.29	$10.53
Value at end of period	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	1,382	2,216	874

CFI 218

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.21	$10.38
Value at end of period	$6.64	$10.21
Number of accumulation units outstanding at end of period	143	47
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$20.81	$20.27	$18.05	$17.62	$16.48	$12.46
Value at end of period	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48
Number of accumulation units outstanding at end of period	959	633	920	694	1,012	612
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.46	$12.57	$11.19	$10.72
Value at end of period	$9.46	$13.46	$12.57	$11.19
Number of accumulation units outstanding at end of period	1,074	735	505	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.71	$13.03	$12.80
Value at end of period	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	530	132	345
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	6,334
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.44	$9.68
Value at end of period	$7.82	$13.44
Number of accumulation units outstanding at end of period	8,054	9,805
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812	$19.148	$16.537
Value at end of period	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812	$19.148
Number of accumulation units outstanding at end of period	35,843	37,302	47,214	42,868	33,486	40,201	50,158	43,851	23,600	2,977
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.80	$10.98
Value at end of period	$5.99	$10.80
Number of accumulation units outstanding at end of period	5,840	5,898
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.58	$10.85	$9.91
Value at end of period	$6.41	$11.58	$10.85
Number of accumulation units outstanding at end of period	1,679	2,599	823
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486	$22.93	$18.708
Value at end of period	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486	$22.93
Number of accumulation units outstanding at end of period	19,455	23,786	34,685	34,402	65,982	63,684	57,597	41,188	9,814	1,399
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692	$12.564
Value at end of period	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692
Number of accumulation units outstanding at end of period	17,660	20,655	33,680	34,836	50,146	40,269	29,652	10,547	1,017
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419	$9.746
Value at end of period	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419
Number of accumulation units outstanding at end of period	10,788	15,320	18,740	18,033	21,398	21,695	15,568	7,760	2,255

CFI 219

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623	$11.674	$11.927
Value at end of period	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623	$11.674
Number of accumulation units outstanding at end of period	25,237	38,316	37,072	37,577	36,295	35,550	25,842	10,134	3,130	324
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96	$9.87
Value at end of period	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96
Number of accumulation units outstanding at end of period	4,443	7,903	6,618	4,836	5,530	1,188	221
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.32
Value at end of period	$5.71
Number of accumulation units outstanding at end of period	7
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.49	$17.93	$13.39	$9.79
Value at end of period	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	1,206	3,438	3,486	2,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16	$8.89
Value at end of period	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	3,536	2,932	3,141	3,745	2,996	450	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.58	$12.98	$11.28	$11.60
Value at end of period	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	1,400	1,352	153	20
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.97	$11.30
Value at end of period	$6.54	$10.97
Number of accumulation units outstanding at end of period	208	143
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.60	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182	$18.77	$12.616
Value at end of period	$6.36	$10.60	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182	$18.77
Number of accumulation units outstanding at end of period	19,485	19,587	23,137	22,542	28,925	22,622	23,926	20,142	3,932	1,615
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.17	$12.05	$11.47	$10.64
Value at end of period	$4.90	$11.17	$12.05	$11.47
Number of accumulation units outstanding at end of period	643	333	2,731	2,035
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.00
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	1,879
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.09	$10.78	$10.09
Value at end of period	$6.96	$11.09	$10.78
Number of accumulation units outstanding at end of period	21,795	29,382	377
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.56
Number of accumulation units outstanding at end of period	887
CFI 220

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.06	$15.19	$12.42	$10.58
Value at end of period	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	849	1,277	4	16
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.04	$14.66	$13.28	$13.09	$11.95	$11.38
Value at end of period	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95
Number of accumulation units outstanding at end of period	5,991	5,779	3,847	13,468	13,581	1,227
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.47	$14.70	$11.69
Value at end of period	$11.34	$18.47	$14.70
Number of accumulation units outstanding at end of period	3,049	4,937	506
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90	$6.99
Value at end of period	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90
Number of accumulation units outstanding at end of period	828	1,625	1,551	2,563	2,401	738	27
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049	$11.485	$11.084
Value at end of period	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049	$11.485
Number of accumulation units outstanding at end of period	46,062	32,771	30,485	38,256	45,730	54,737	44,831	28,987	6,042	441
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.21	$10.51
Value at end of period	$5.38	$11.21
Number of accumulation units outstanding at end of period	145	49
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$15.14	$13.54	$12.25	$10.15
Value at end of period	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	59,696	72,848	109,286	111,964
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.78	$12.43	$10.97	$10.30
Value at end of period	$7.73	$12.78	$12.43	$10.97
Number of accumulation units outstanding at end of period	560	1,801	43	951
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.46	$10.83	$10.13	$10.02
Value at end of period	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	25,996	27,017	31,040	34,808
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$17.94	$15.44	$15.25	$14.14	$13.37	$10.40	$14.847	$20.646	$23.778	$17.865
Value at end of period	$9.90	$17.94	$15.44	$15.25	$14.14	$13.37	$10.40	$14.847	$20.646	$23.778
Number of accumulation units outstanding at end of period	8,490	9,638	9,699	9,274	13,958	13,147	12,192	8,808	2,989	746
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$21.82	$21.48	$18.78	$17.79	$16.38	$13.33	$18.258	$20.488	$18.852	$15.988
Value at end of period	$13.85	$21.82	$21.48	$18.78	$17.79	$16.38	$13.33	$18.258	$20.488	$18.852
Number of accumulation units outstanding at end of period	7,628	8,224	8,693	12,499	15,602	19,927	13,590	5,534	1,417	136
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.41	$11.25	$10.47	$9.94
Value at end of period	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	1,585	1,656	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70	$10.11
Value at end of period	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70
Number of accumulation units outstanding at end of period	11,692	9,963	16,541	15,112	21,365	7,014	2,706

CFI 221

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.09	$9.33
Value at end of period	$6.26	$9.09
Number of accumulation units outstanding at end of period	15,531	16,017
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.20	$10.78	$10.73
Value at end of period	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	1,740	2,392	1
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.06	$10.56	$10.12
Value at end of period	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	7,470	5,256	121
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.04	$11.03
Value at end of period	$7.30	$11.04
Number of accumulation units outstanding at end of period	14,693	14,110
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.83
Value at end of period	$6.62
Number of accumulation units outstanding at end of period	238
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.29
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	217
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97	$4.83
Value at end of period	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97
Number of accumulation units outstanding at end of period	2,417	4,083	2,916	2,419	3,100	2,828	95
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465	$17.545	$13.598
Value at end of period	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465	$17.545
Number of accumulation units outstanding at end of period	7,758	7,820	16,611	15,742	26,280	22,131	16,365	8,634	2,612	283
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.02	$11.66	$10.67	$10.42
Value at end of period	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	7,535	4,824	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.48	$12.10	$10.90	$10.60
Value at end of period	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	23,030	15,455	5,026	408
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.92	$12.44	$11.06	$10.87
Value at end of period	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	15,217	14,871	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.33	$12.78	$11.26	$10.72
Value at end of period	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	22,707	13,264	5,998	153

CFI 222

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.87
Value at end of period	$7.63
Number of accumulation units outstanding at end of period	265
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.31	$10.90	$10.29	$10.31
Value at end of period	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	662	657	109	4
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132	$13.673	$12.666
Value at end of period	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132	$13.673
Number of accumulation units outstanding at end of period	10,065	8,563	7,953	7,707	6,277	7,472	4,846	2,548	1,038	125
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365	$15.685	$13.91
Value at end of period	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365	$15.685
Number of accumulation units outstanding at end of period	14,198	11,793	11,760	11,524	22,433	11,677	8,357	5,179	3,008	457
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483	$14.625	$13.457
Value at end of period	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483	$14.625
Number of accumulation units outstanding at end of period	24,561	21,320	24,061	18,722	17,915	25,055	16,363	11,787	4,151	1,479
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.71	$12.35	$10.92	$10.27
Value at end of period	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	10,795	11,404	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.33	$12.56	$11.56	$9.93
Value at end of period	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	55,676	49,570	58,970	64,144
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.90	$17.62	$15.00	$14.64	$12.92	$11.34
Value at end of period	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92
Number of accumulation units outstanding at end of period	4,910	5,547	4,499	4,525	5,058	59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801	$20.086	$16.652
Value at end of period	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801	$20.086
Number of accumulation units outstanding at end of period	12,537	13,010	17,141	17,981	22,725	19,593	19,639	11,447	2,103	2,478
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	11,536
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.16	$11.05	$10.68
Value at end of period	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	1,890	1,050	152
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116	$22.712	$15.479
Value at end of period	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116	$22.712
Number of accumulation units outstanding at end of period	10,670	8,598	14,659	17,320	24,275	18	13,651	10,076	1,603	95
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105	$12.851	$10.507
Value at end of period	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105	$12.851
Number of accumulation units outstanding at end of period	11,581	11,645	9,649	8,118	7,714	5,696	7,524	6,502	3,599	406

CFI 223

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$8.42
Value at end of period	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	2,836	3,359	3,181	2,307	3,282	1,449	382
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.82	$11.86	$11.17	$10.19
Value at end of period	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	43,641	48,091	72,543	79,254
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.76	$12.62	$11.03	$10.61
Value at end of period	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	2,259	1,872	776	394
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.97	$10.68
Value at end of period	$6.61	$9.97
Number of accumulation units outstanding at end of period	633	271
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$20.95	$17.41	$15.54	$14.03	$14.03	$11.78	$8.84	$12.444	$20.845	$31.003
Value at end of period	$11.62	$20.95	$17.41	$15.54	$78.00	$81.00	$80.00	$61.00	$18.00	$2.00
Number of accumulation units outstanding at end of period	0	112	104	194	78,427	81,861	80,916	61,718	18,685	2,357
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.64	$14.76	$13.34	$12.50	$12.50	$10.22	$8.30
Value at end of period	$8.75	$14.64	$14.76	$13.34	$14.00	$10.00	$1.00
Number of accumulation units outstanding at end of period	9,114	11,233	18,993	16,699	14,769	10,530	1,689
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.30	$11.00
Value at end of period	$6.81	$11.30
Number of accumulation units outstanding at end of period	1,881	520
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.76	$14.66	$12.41	$11.31	$9.87
Value at end of period	$10.27	$16.76	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	8,570	8,223	6,440	3,144	557
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.64
Value at end of period	$5.63
Number of accumulation units outstanding at end of period	34
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$64.91	$49.18	$39.84	$28.60	$21.38
Value at end of period	$33.26	$64.91	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	4,942	6,334	5,989	4,372	1,040
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.94	$13.28	$11.71	$11.40
Value at end of period	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	710	255	246	44
PAX WORLD BALANCED FUND
Value at beginning of period	$12.85	$11.91	$10.91	$10.49	$9.53
Value at end of period	$8.78	$12.85	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	14,351	9,333	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.75	$10.78	$10.84	$10.77	$10.24
Value at end of period	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	11,391	5,390	6,647	4,040	1,184

CFI 224

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.72	$10.73
Value at end of period	$5.24	$12.72
Number of accumulation units outstanding at end of period	3,626	678
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$11.94	$11.44	$10.69	$10.64	$10.30
Value at end of period	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	5,728	4,380	3,344	2,009	1,189
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.55	$12.40	$11.09	$11.60	$10.09
Value at end of period	$14.21	$13.55	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	10,416	9,069	3,803	3,082	1,202
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.69
Value at end of period	$8.69
Number of accumulation units outstanding at end of period	61
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.55	$13.31	$12.17	$10.81	$10.13
Value at end of period	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	29,374	21,838	19,538	10,987	4,306
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.47	$10.94
Value at end of period	$5.62	$10.47
Number of accumulation units outstanding at end of period	89	11
WANGER SELECT
Value at beginning of period	$15.81	$14.66	$12.42	$11.40	$9.92
Value at end of period	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	5,239	5,999	1,563	1,281	133
WANGER USA
Value at beginning of period	$14.02	$13.49	$12.68	$11.56	$9.90
Value at end of period	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	4,340	3,461	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.14	$12.82	$11.03	$10.80	$10.02
Value at end of period	$8.66	$13.14	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	18,178	14,172	15,301	10,000	1,766

TABLE 27

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.32	$10.25	$9.78	$9.12	$8.49
Value at end of period	$6.41	$11.32	$10.25	$9.78	$9.12
Number of accumulation units outstanding at end of period	3,093	2,825	2,504	4,586	3,526

CFI 225

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.45	$9.80	$8.52	$8.21	$7.65	$7.22
Value at end of period	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65
Number of accumulation units outstanding at end of period	2,458	2,509	3,703	4,037	3,198	2,679
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.57	$17.35	$16.18	$15.54	$14.57	$13.96
Value at end of period	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57
Number of accumulation units outstanding at end of period	2,077	1,914	1,685	1,501	918	1,008
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.19	$16.38	$13.64	$11.43	$9.91
Value at end of period	$11.24	$19.19	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	1,624	1,608	1,803	859	339
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.28	$23.49	$19.63	$18.03	$15.79
Value at end of period	$14.31	$21.28	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	786	945	871	1,315	329
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.43	$27.98	$25.41	$22.05	$19.37	$17.06
Value at end of period	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37
Number of accumulation units outstanding at end of period	10,582	9,965	11,205	9,597	6,547	2,821
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.47	$22.46	$18.95	$18.17	$16.53	$14.45
Value at end of period	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53
Number of accumulation units outstanding at end of period	8,034	7,987	8,490	8,278	5,408	1,685
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.05	$16.83	$15.98	$15.32	$15.04	$13.25
Value at end of period	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04
Number of accumulation units outstanding at end of period	6,224	6,671	7,617	4,549	4,573	84
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.20	$19.21	$16.50	$14.06	$12.56	$10.18
Value at end of period	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56
Number of accumulation units outstanding at end of period	192	162	111	1,875	1,539	9
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.37	$18.06	$15.66	$14.61	$11.98	$10.79
Value at end of period	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98
Number of accumulation units outstanding at end of period	2,467	1,158	2,475	680	2,065	8
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.65	$12.49	$11.88
Value at end of period	$7.21	$13.65	$12.49
Number of accumulation units outstanding at end of period	51	20	11
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$14.92	$15.59	$13.70	$12.89	$10.78	$9.86
Value at end of period	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78
Number of accumulation units outstanding at end of period	46	42	38	231	210	14
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.39	$16.89	$13.26	$11.82
Value at end of period	$10.77	$19.39	$16.89	$13.26
Number of accumulation units outstanding at end of period	4,346	545	3,967	10
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.28	$19.49	$17.98	$17.50	$16.22	$14.94
Value at end of period	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22
Number of accumulation units outstanding at end of period	208	251	528	2,141	1,709	10

CFI 226

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.87
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	6
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.09	$17.29	$15.23	$14.39	$11.93
Value at end of period	$10.47	$18.09	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	937	915	860	420	1,717
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.87	$4.15	$3.93	$3.57	$3.32
Value at end of period	$2.89	$4.87	$4.15	$3.93	$3.57
Number of accumulation units outstanding at end of period	2,084	2,512	2,056	2,123	704
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$10.68
Value at end of period	$6.26	$10.40
Number of accumulation units outstanding at end of period	3,411	4,572
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.96	$11.40
Value at end of period	$6.03	$9.96
Number of accumulation units outstanding at end of period	18	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$20.75	$20.21	$18.01	$17.59	$16.12
Value at end of period	$12.43	$20.75	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	156	73	62	29	13
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.44	$12.56	$12.26
Value at end of period	$9.45	$13.44	$12.56
Number of accumulation units outstanding at end of period	21	9	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.57
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	17
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	893
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.43	$9.68
Value at end of period	$7.81	$13.43
Number of accumulation units outstanding at end of period	425	1,027
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.81	$15.88	$14.11	$13.24	$12.39	$10.98
Value at end of period	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39
Number of accumulation units outstanding at end of period	191	481	600	389	400	121

CFI 227

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.80	$10.98
Value at end of period	$5.99	$10.80
Number of accumulation units outstanding at end of period	447	418
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.14	$21.39	$18.94	$18.24	$16.73	$14.93
Value at end of period	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73
Number of accumulation units outstanding at end of period	4,528	5,377	5,695	4,414	3,150	534
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.78	$21.91	$20.31	$18.54	$16.14	$15.11
Value at end of period	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14
Number of accumulation units outstanding at end of period	7,286	7,369	8,064	8,297	7,191	542
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.95	$17.26	$15.38	$14.50	$12.05	$11.22
Value at end of period	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05
Number of accumulation units outstanding at end of period	1,919	1,980	1,857	1,572	2,461	217
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.00	$16.27	$15.87	$15.61	$15.10	$14.61
Value at end of period	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10
Number of accumulation units outstanding at end of period	7,873	7,711	10,778	9,281	5,026	3,099
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.13	$16.22	$12.71	$11.78	$10.51
Value at end of period	$10.23	$18.13	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	914	799	1,205	892	867
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.45	$17.92	$13.39	$11.49
Value at end of period	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	405	251	196	90
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.28	$17.13	$14.92	$13.95	$12.04
Value at end of period	$11.40	$17.28	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	714	615	820	578	117
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.56	$12.81
Value at end of period	$8.67	$12.56
Number of accumulation units outstanding at end of period	7	1
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.96	$11.11
Value at end of period	$6.53	$10.96
Number of accumulation units outstanding at end of period	37	2
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.54	$10.87	$10.00	$9.10	$8.42	$7.48
Value at end of period	$6.31	$10.54	$10.87	$10.00	$9.10	$8.42
Number of accumulation units outstanding at end of period	2,307	1,963	1,956	860	1,028	26
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.15	$12.04	$11.47	$11.47
Value at end of period	$4.90	$11.15	$12.04	$11.47
Number of accumulation units outstanding at end of period	121	95	105	19

CFI 228

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.08	$10.94
Value at end of period	$6.95	$11.08
Number of accumulation units outstanding at end of period	8,189	3,717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.55
Number of accumulation units outstanding at end of period	1,125
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.03	$18.60
Value at end of period	$8.97	$18.03
Number of accumulation units outstanding at end of period	13	94
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.00	$14.64	$13.27	$13.08	$11.94	$11.52
Value at end of period	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94
Number of accumulation units outstanding at end of period	1,905	1,880	1,283	1,688	1,516	3
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.44	$14.69	$11.39	$10.91
Value at end of period	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	316	153	105	29
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.62	$11.80	$11.11	$10.21	$9.29	$8.80
Value at end of period	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29
Number of accumulation units outstanding at end of period	224	234	198	1,044	1,228	40
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.29	$12.82	$12.40	$12.22	$12.26	$12.28
Value at end of period	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26
Number of accumulation units outstanding at end of period	16,416	13,924	20,706	7,633	8,448	3,540
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.20	$13.52	$11.63	$10.01
Value at end of period	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	19,338	21,850	22,250	15,150
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.76	$12.42	$10.96	$10.96
Value at end of period	$7.71	$12.76	$12.42	$10.96
Number of accumulation units outstanding at end of period	108	40	25	9
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.59	$10.68	$9.99	$9.88
Value at end of period	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	9,805	9,554	11,424	14,778
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$17.84	$15.36	$15.18	$14.08	$13.33	$11.95
Value at end of period	$9.84	$17.84	$15.36	$15.18	$14.08	$13.33
Number of accumulation units outstanding at end of period	2,278	2,494	2,546	1,201	1,479	1,401
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$21.70	$21.38	$18.69	$17.72	$16.32	$14.55
Value at end of period	$13.77	$21.70	$21.38	$18.69	$17.72	$16.32
Number of accumulation units outstanding at end of period	1,695	1,716	1,579	1,226	1,021	220

CFI 229

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.40	$11.24	$10.54
Value at end of period	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	754	599	527
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.55	$11.64	$11.35	$11.29	$10.97	$10.86
Value at end of period	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97
Number of accumulation units outstanding at end of period	11,334	5,026	9,814	3,410	637	792
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.08	$9.32
Value at end of period	$6.25	$9.08
Number of accumulation units outstanding at end of period	3,584	4,319
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.19	$11.14
Value at end of period	$7.22	$11.19
Number of accumulation units outstanding at end of period	327	287
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.45
Value at end of period	$7.69
Number of accumulation units outstanding at end of period	44
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.03	$10.58
Value at end of period	$7.29	$11.03
Number of accumulation units outstanding at end of period	6,747	4,217
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.15
Value at end of period	$6.62
Number of accumulation units outstanding at end of period	1,895
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.54	$8.79	$7.92	$7.37	$6.79	$6.78
Value at end of period	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79
Number of accumulation units outstanding at end of period	1,067	898	1,011	570	294	56
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.51	$27.32	$23.73	$21.83	$19.37	$16.85
Value at end of period	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37
Number of accumulation units outstanding at end of period	1,575	1,737	2,089	1,854	2,451	1,117
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.01	$11.65	$10.67	$10.69
Value at end of period	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	756	356	36	25
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.47	$12.09	$11.33
Value at end of period	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	3,532	2,173	952
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.90	$12.43	$11.67
Value at end of period	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	432	177	77

CFI 230

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.31	$12.77	$11.26	$10.55
Value at end of period	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	252	153	36	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.29	$10.89	$10.29	$10.29
Value at end of period	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	194	0	8	8
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.38	$16.67	$15.60	$15.25	$14.33	$13.38
Value at end of period	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33
Number of accumulation units outstanding at end of period	1,564	1,289	917	2,270	2,374	102
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.58	$17.95	$16.09	$15.37	$13.92	$12.51
Value at end of period	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92
Number of accumulation units outstanding at end of period	311	382	514	373	1,151	929
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.76	$17.08	$15.59	$15.11	$13.90	$12.71
Value at end of period	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90
Number of accumulation units outstanding at end of period	871	843	984	852	660	198
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.69	$12.34	$10.92	$10.92
Value at end of period	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	5,791	514	4,539	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.31	$11.91	$11.08	$9.93
Value at end of period	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	4,746	5,365	5,426	3,905
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.86	$17.59	$14.98	$14.63	$12.80
Value at end of period	$11.32	$17.86	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	89	80	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.41	$21.61	$19.35	$18.49	$17.05	$15.23
Value at end of period	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05
Number of accumulation units outstanding at end of period	2,101	2,188	2,136	1,872	1,364	357
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	2,352
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.40	$17.41	$15.12	$15.10	$13.89
Value at end of period	$10.93	$18.40	$17.41	$15.12	$15.10
Number of accumulation units outstanding at end of period	1,277	1,231	1,214	362	18
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.78	$11.81	$10.47	$9.71	$8.53
Value at end of period	$7.00	$11.78	$11.81	$10.47	$9.71
Number of accumulation units outstanding at end of period	1,382	2,140	2,145	1,866	1,075

CFI 231

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.50
Number of accumulation units outstanding at end of period	44
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.68	$14.21	$12.44	$12.20	$10.60	$10.38
Value at end of period	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60
Number of accumulation units outstanding at end of period	2,225	76	1,909	171	139	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.09	$11.85	$10.67	$9.97
Value at end of period	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	13,615	13,423	14,294	12,593
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.96	$10.59
Value at end of period	$6.60	$9.96
Number of accumulation units outstanding at end of period	11	4
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$27.96	$25.66	$23.52	$22.10	$20.66	$19.22
Value at end of period	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66
Number of accumulation units outstanding at end of period	6	6	15	13	5,604	2,119
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$20.82	$17.31	$15.46	$13.97	$11.74	$10.35
Value at end of period	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74
Number of accumulation units outstanding at end of period	9	10	27	22	2,240	1,673
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.59	$14.72	$13.31	$12.47	$10.20	$9.32
Value at end of period	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20
Number of accumulation units outstanding at end of period	2,607	2,653	2,899	2,894	2,539	1,851
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.73	$14.64	$12.39	$10.78
Value at end of period	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$64.67	$49.02	$39.73	$28.54	$22.26
Value at end of period	$33.12	$64.67	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	1,171	844	1,635	843	121
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.92	$13.27	$13.34
Value at end of period	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	687	1,221	579
PAX WORLD BALANCED FUND
Value at beginning of period	$12.80	$11.87	$10.88	$10.47	$9.49
Value at end of period	$8.74	$12.80	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	1,154	221	203	451	137
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.73	$10.77	$10.83	$10.77	$10.50
Value at end of period	$10.75	$11.73	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	314	172	165	558	146

CFI 232

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.71	$11.27
Value at end of period	$5.24	$12.71
Number of accumulation units outstanding at end of period	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$11.92	$11.42	$10.68	$10.55
Value at end of period	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	994	830	777	45
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.53	$12.38	$11.08	$11.59	$10.85
Value at end of period	$14.17	$13.53	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	974	638	676	487	317
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.69
Value at end of period	$8.68
Number of accumulation units outstanding at end of period	40
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.53	$13.29	$12.16	$10.80	$9.86
Value at end of period	$8.72	$14.53	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	8,273	6,131	7,390	3,169	983
WANGER SELECT
Value at beginning of period	$15.78	$14.64	$13.32
Value at end of period	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	148	92	51
WANGER USA
Value at beginning of period	$14.00	$13.47	$12.67	$12.46
Value at end of period	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.11	$12.81	$11.02	$10.80	$10.22
Value at end of period	$8.64	$13.11	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	1,529	2,194	3,367	2,307	837

TABLE 28
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$14.116
Value at end of period	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05
Number of accumulation units outstanding at end of period	1,274	1,822	1,683	1,301	11,909	7,895	4,963	2,667	1,233
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695	$9.55
Value at end of period	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695
Number of accumulation units outstanding at end of period	2,674	3,315	3,171	3,561	13,407	6,078	4,301	3,567	3,046	22

CFI 233

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562	$16.306	$14.749
Value at end of period	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562	$16.306
Number of accumulation units outstanding at end of period	178	237	270	253	2,059	720	1,029	371	148	3,026
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.16	$16.36	$13.63	$11.43	$11.43
Value at end of period	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	809	461	474	454	3
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.20	$23.41	$19.58	$17.99	$15.35
Value at end of period	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	21	45	28	26	83
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755	$21.474	$17.543
Value at end of period	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755	$21.474
Number of accumulation units outstanding at end of period	6,546	5,944	12,425	13,836	20,847	15,543	11,482	9,811	11,468	14,452
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74	$15.672	$14.961
Value at end of period	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74	$15.672
Number of accumulation units outstanding at end of period	2,271	2,236	6,429	6,966	9,873	9,402	7,109	4,805	4,922	11,235
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494	$23.368	$17.259
Value at end of period	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494	$23.368
Number of accumulation units outstanding at end of period	6,516	4,855	8,551	9,970	18,809	17,712	13,681	4,427	5,157	30,213
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523	$18.224	$12.971
Value at end of period	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523	$18.224
Number of accumulation units outstanding at end of period	1,146	1,133	1,136	554	1,862	3,208	929	37	28	956
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282	$9.925
Value at end of period	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282
Number of accumulation units outstanding at end of period	768	705	643	683	1,132	123	244	17
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.63	$12.48	$13.38
Value at end of period	$7.19	$13.63	$12.48
Number of accumulation units outstanding at end of period	497	396	571
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.35	$16.87	$13.25	$11.66	$9.80
Value at end of period	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	30	103	539	451	402
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554	$16.898	$15.099
Value at end of period	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554	$16.898
Number of accumulation units outstanding at end of period	1,357	1,097	844	939	2,449	4,502	1,841	1,077	409	10,946
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.03	$17.25	$15.20	$14.37	$11.40	$8.72
Value at end of period	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	265	89	4	4	1,075	533
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$2.88
Value at end of period	$2.88
Number of accumulation units outstanding at end of period	4

CFI 234

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$10.68
Value at end of period	$6.25	$10.40
Number of accumulation units outstanding at end of period	2,742	3,672
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.95	$12.28	$12.36
Value at end of period	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	68	42	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.69	$20.10
Value at end of period	$12.39	$20.69
Number of accumulation units outstanding at end of period	27	4
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.50
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	5
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.44
Value at end of period	$8.80
Number of accumulation units outstanding at end of period	38
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	6
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.42	$12.50
Value at end of period	$7.80	$13.42
Number of accumulation units outstanding at end of period	40	6
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734	$19.078	$16.493
Value at end of period	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734	$19.078
Number of accumulation units outstanding at end of period	7,858	7,122	8,085	8,020	10,520	15,853	12,590	9,105	13,522	55,797
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.80	$10.98
Value at end of period	$5.98	$10.80
Number of accumulation units outstanding at end of period	38	88
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399	$22.855	$18.665
Value at end of period	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399	$22.855
Number of accumulation units outstanding at end of period	3,313	3,243	4,510	6,666	10,028	12,701	8,926	5,902	6,603	22,097
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Value at end of period	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403
Number of accumulation units outstanding at end of period	2,902	2,693	5,353	6,815	10,138	7,103	3,356	918	341	161
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Value at end of period	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604
Number of accumulation units outstanding at end of period	612	514	980	1,096	2,042	5,706	1,210	92	117	233

CFI 235

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564	$11.632	$11.896
Value at end of period	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564	$11.632
Number of accumulation units outstanding at end of period	1,041	1,018	977	2,138	8,669	15,265	7,603	1,612	695	6,253
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$9.30
Value at end of period	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	1,363	1,138	886	701	1,089	1,101	20
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.42	$17.90	$15.75
Value at end of period	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	171	120	351
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.23	$17.58
Value at end of period	$11.36	$17.23
Number of accumulation units outstanding at end of period	99	44
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.48	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121	$18.702	$12.582
Value at end of period	$6.28	$10.48	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121	$18.702
Number of accumulation units outstanding at end of period	6,174	6,520	7,273	10,124	13,214	11,485	8,558	7,301	6,877	7,942
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.07	$10.93
Value at end of period	$6.94	$11.07
Number of accumulation units outstanding at end of period	12,195	10,767
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.97	$14.61	$13.25	$13.07	$12.19
Value at end of period	$11.45	$14.97	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	597	439	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.50
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	6
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89	$8.56
Value at end of period	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89
Number of accumulation units outstanding at end of period	76	80	152	252	593	489	21
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993	$11.443	$11.055
Value at end of period	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993	$11.443
Number of accumulation units outstanding at end of period	5,570	4,415	592	1,943	11,324	16,499	15,705	4,959	1,424	14,503
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.19	$10.73
Value at end of period	$5.37	$11.19
Number of accumulation units outstanding at end of period	0	228
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.18	$13.51	$11.62	$10.01
Value at end of period	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	14,371	13,201	24,167	30,913

CFI 236

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.56	$10.67	$9.99	$9.88
Value at end of period	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	699	1,120	1,060	1,048
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834
Value at end of period	$9.78	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713
Number of accumulation units outstanding at end of period	531	660	787	2,112	4,399	6,483	5,243	4,078	5,215	5,473
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96
Value at end of period	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801
Number of accumulation units outstanding at end of period	1,296	1,440	1,683	2,034	3,316	3,258	1,899	906	461	2,344
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.13
Value at end of period	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	9,583	9,128	4,056	2,363	10,279	4,380	855
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.07	$9.31
Value at end of period	$6.25	$9.07
Number of accumulation units outstanding at end of period	1,156	1,224
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.04	$10.95
Value at end of period	$7.68	$11.04
Number of accumulation units outstanding at end of period	9	1
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574
Value at end of period	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497
Number of accumulation units outstanding at end of period	2,623	2,629	2,829	3,175	5,623	6,128	3,557	2,243	1,486	3,951
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.88	$12.42	$11.91
Value at end of period	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	2,270	1,810	425
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067	$13.623	$12.913
Value at end of period	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067	$13.623
Number of accumulation units outstanding at end of period	247	248	249	556	1,064	1,231	431	189	370	7,896
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294	$15.628	$13.873
Value at end of period	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294	$15.628
Number of accumulation units outstanding at end of period	2,745	2,986	2,872	2,779	4,965	9,371	5,892	4,550	671	12,770
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416	$14.572	$13.421
Value at end of period	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416	$14.572
Number of accumulation units outstanding at end of period	1,272	1,435	3,434	5,131	11,097	6,057	957	842	472	15,405
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.68	$12.33	$10.91	$10.72
Value at end of period	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	995	741	1,813	844
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.29	$11.90	$11.07	$9.93
Value at end of period	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	11,581	8,707	14,603	15,601
CFI 237

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.82	$17.56	$14.97	$14.62	$12.84
Value at end of period	$11.29	$17.82	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	517	378	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71	$20.013	$16.608
Value at end of period	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71	$20.013
Number of accumulation units outstanding at end of period	1,335	1,235	1,237	1,484	2,874	1,848	841	517	981	7,740
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.27
Number of accumulation units outstanding at end of period	4,559
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019	$22.629	$15.438
Value at end of period	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019	$22.629
Number of accumulation units outstanding at end of period	474	470	629	1,452	3,059	4,476	4,712	1,302	1,517	1,541
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049	$12.805	$10.479
Value at end of period	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049	$12.805
Number of accumulation units outstanding at end of period	1,271	1,105	1,013	2,152	4,027	3,955	1,840	1,483	5,882	1,992
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.64	$14.17	$12.42	$12.18	$10.59	$8.22
Value at end of period	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	40	341	334	326	1,414	258
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.07	$11.84	$10.66	$9.97
Value at end of period	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	7,418	4,996	7,363	8,473
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.70
Value at end of period	$8.50
Number of accumulation units outstanding at end of period	4
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.25
Value at end of period	$18.97
Number of accumulation units outstanding at end of period	8
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.92
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	13
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.99
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	4
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.07
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	4

CFI 238

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.38
Value at end of period	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	2,209	1,835	1,279	1,049	3,920	2,013	14
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.28	$11.28
Value at end of period	$6.79	$11.28
Number of accumulation units outstanding at end of period	424	137
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$64.43	$48.87	$39.62	$28.48	$21.02
Value at end of period	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	296	289	614	596	189
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.46
Value at end of period	$14.32
Number of accumulation units outstanding at end of period	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.90	$13.26	$12.43
Value at end of period	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	42	6	307
PAX WORLD BALANCED FUND
Value at beginning of period	$12.75	$11.83	$10.85	$10.96
Value at end of period	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.71	$10.75	$10.83	$10.76	$10.43
Value at end of period	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	4	5	4	319	247
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.71	$12.67
Value at end of period	$5.23	$12.71
Number of accumulation units outstanding at end of period	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$11.89	$11.41	$10.67	$10.63	$9.89
Value at end of period	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	516	643	1,094	101	41
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.87
Value at end of period	$6.16
Number of accumulation units outstanding at end of period	150
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.50	$12.37	$11.07	$11.59	$11.45
Value at end of period	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	1,557	1,023	570	526	209
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.50	$13.28	$12.15	$10.80	$9.56
Value at end of period	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	649	704	1,172	1,482	476

CFI 239

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.46	$10.98
Value at end of period	$5.61	$10.46
Number of accumulation units outstanding at end of period	1,375	1,070
WANGER SELECT
Value at beginning of period	$15.75	$14.62	$12.40	$11.39	$11.03
Value at end of period	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	789	787	717	925	430
WANGER USA
Value at beginning of period	$13.97	$13.46	$12.66	$11.55	$9.56
Value at end of period	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	275	349	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.09	$12.79	$11.01	$10.80	$9.98
Value at end of period	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	149	170	133	569	380

TABLE 29

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$10.217
Value at end of period	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	1,016,486	1,127,736	1,344,907	796,450	942,382	1,061,605	1,036,027	1,022,141	1,020,762	77,470
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.627
Value at end of period	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	1,576,599	1,796,063	2,116,658	1,741,155	2,137,810	2,531,856	2,594,514	2,942,079	2,698,140	470,277
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.61
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	426
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.99
Value at end of period	$5.56
Number of accumulation units outstanding at end of period	20,632
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.705	$20.485
Value at end of period	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.00	$21.722	$22.705
Number of accumulation units outstanding at end of period	623,036	750,365	856,505	892,215	939,747	937,301	889,478	947,780	1,065,388	1,118,008
COLUMBIASM ACORN® FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.87
Value at end of period	$6.34
Number of accumulation units outstanding at end of period	1,928

CFI 240

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	16,918
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.34	$16.47	$13.69	$11.45	$9.45
Value at end of period	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	3,083,530	2,852,300	2,802,671	1,629,402	589,758
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.59	$23.79	$19.84	$18.19	$15.26
Value at end of period	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	800,543	867,219	1,041,048	864,643	460,932
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053	$19.601
Value at end of period	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053
Number of accumulation units outstanding at end of period	8,286,539	9,575,560	11,199,576	11,118,370	10,166,479	9,251,982	8,483,150	8,115,293	8,555,653	9,498,614
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334	$17.459
Value at end of period	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334
Number of accumulation units outstanding at end of period	3,663,836	4,395,497	5,182,053	5,740,714	6,238,986	5,980,707	5,512,953	5,040,744	4,252,752	5,366,553
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Value at end of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Number of accumulation units outstanding at end of period	4,753,255	5,530,478	6,753,788	7,907,412	9,263,906	10,095,142	9,742	9,927,690	10,298,747	9,652,436
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243	$13.662
Value at end of period	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243
Number of accumulation units outstanding at end of period	762,220	959,982	1,067,522	1,136,643	1,258,870	1,102,295	655,914	619,427	655,335	676,303
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293	$8.108
Value at end of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	1,140,864	1,184,182	1,444,904	1,456,158	1,190,343	503,485	327,493	9,279
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.10
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	325,547
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.72	$12.53	$12.47	$10.96
Value at end of period	$7.26	$13.72	$12.53	$12.47
Number of accumulation units outstanding at end of period	105,153	123,294	142,606	32,809
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.77	$16.30	$13.83	$13.83	$12.73	$9.81	$12.13
Value at end of period	$9.81	$15.77	$16.30	$13.83	$13.83	$12.73	$9.81
Number of accumulation units outstanding at end of period	96,719	107,264	151,501	151,503	205,507	166,130	22,805
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$10.13
Value at end of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	234,493	293,646	401,982	498,975	546,581	347,202	163,145
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.53	$16.98	$13.31	$11.68	$9.66
Value at end of period	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	1,170,853	1,199,234	890,413	366,954	76,582

CFI 241

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723
Value at end of period	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372
Number of accumulation units outstanding at end of period	5,925,048	7,300,680	8,919,427	10,600,515	11,915,421	12,798,574	13,616,148	15,791,704	18,322,641	21,610,375
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.85	$10.09	$9.83
Value at end of period	$6.32	$10.85	$10.09
Number of accumulation units outstanding at end of period	47,183	40,413	10,968
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$10.00
Value at end of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	1,032,299	1,182,340	1,447,101	1,654,972	1,308,859	640,335	223,645
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
Value at beginning of period	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.999
Value at end of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	2,269,557	2,728,379	3,308,840	3,754,607	4,468,527	5,560,964	3,646,831	3,252,927	2,082,586
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$10.67
Value at end of period	$6.27	$10.40
Number of accumulation units outstanding at end of period	3,634,765	4,157,600
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.99	$12.30	$10.15
Value at end of period	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	607,737	533,727	609,850
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.23	$10.06	$10.23
Value at end of period	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	54,338	28,251	1,268
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$15.51
Value at end of period	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	262,813	225,456	231,524	209,370	306,680	319,789	12,554
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.51	$12.60	$11.21	$10.20
Value at end of period	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	229,747	163,620	163,855	65,568
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.77	$13.07	$11.82	$10.27
Value at end of period	$8.88	$14.77	13.070	$11.82
Number of accumulation units outstanding at end of period	584,794	498,276	571,176	233,021
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	1,311,569
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$9.68
Value at end of period	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,762,519	2,761,600

CFI 242

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10	$25.094
Value at end of period	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10
Number of accumulation units outstanding at end of period	23,673,745	28,514,397	34,440,079	39,955,565	47,359,132	55,129,400	62,633,801	75,994,481	90,718,317	107,941,232
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.81	$10.98
Value at end of period	$6.01	$10.81
Number of accumulation units outstanding at end of period	516,586	573,602
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(CLASS S)
Value at beginning of period	$11.60	$10.86	$10.08
Value at end of period	$6.44	$11.60	$10.86
Number of accumulation units outstanding at end of period	188,660	256,096	70,106
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772
Value at end of period	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044
Number of accumulation units outstanding at end of period	6,093,123	7,647,788	9,473,651	10,857,695	12,053,612	12,437,635	11,415,612	11,127,272	10,804,600	10,058,181
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Value at end of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Number of accumulation units outstanding at end of period	3,310,499	3,993,638	5,155,750	5,659,110	5,712,947	5,001,907	4,188,495	2,436,650	1,651,222	395,150
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Value at end of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645
Number of accumulation units outstanding at end of period	1,789,693	2,226,410	2,836,624	3,188,101	3,206,207	2,650,450	2,177,664	1,157,606	528,978	407,203
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137
Value at end of period	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859
Number of accumulation units outstanding at end of period	4,992,356	5,973,104	6,748,054	7,676,440	8,524,985	9,306,487	10,976,890	11,769,149	9,870,708	11,928,359
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24
Value at end of period	$5.92
Number of accumulation units outstanding at end of period	20,029
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542	$8.697
Value at end of period	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	965,544	1,153,195	1,141,766	937,211	845,792	588,086	289,088	359
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19
Value at end of period	$5.33
Number of accumulation units outstanding at end of period	105,497
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.58	$17.98	$13.40	$10.10
Value at end of period	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	607,353	830,788	667,561	293,009
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$10.06
Value at end of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	577,574	680,451	726,952	689,877	500,885	184,071	63,570

CFI 243

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.63	$13.01	$11.29	$10.65
Value at end of period	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	66,720	70,405	64,572	18,756
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.99	$11.26	$10.10
Value at end of period	$6.57	$10.99	$11.26
Number of accumulation units outstanding at end of period	69,500	61,819	26,844
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.00	$19.114
Value at end of period	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481
Number of accumulation units outstanding at end of period	3,225,449	3,842,620	4,760,300	5,531,602	6,351,425	7,469,334	7,376,607	8,308,496	9,202,749	9,740,294
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.21	$12.08	$11.48	$10.19
Value at end of period	$4.93	$11.21	$12.08	$11.48
Number of accumulation units outstanding at end of period	142,428	137,155	158,655	72,660
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX®
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.98
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	81,101
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.12	$10.79	$10.03
Value at end of period	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	2,960,799	3,700,670	50,763
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.56
Number of accumulation units outstanding at end of period	151,930
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.13	$15.22	$12.43	$10.11
Value at end of period	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	259,285	265,111	212,075	29,594
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.90	$14.50	$13.12	$12.91	$11.76	$10.48
Value at end of period	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76
Number of accumulation units outstanding at end of period	845,712	1,018,077	1,203,758	1,519,368	1,155,823	394,705
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.54	$14.74	$11.41	$9.88
Value at end of period	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	845,407	957,157	506,371	50,345
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446	$8.835
Value at end of period	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	336,536	233,721	194,641	208,142	250,795	214,876	31,362	35
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447
Value at end of period	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917
Number of accumulation units outstanding at end of period	5,263,804	5,050,683	4,497,051	4,217,349	4,663,196	6,120,534	8,751,582	9,788,389	9,554,319	11,010,659
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
Value at beginning of period	$11.23	$10.47	$9.57
Value at end of period	$5.40	$11.23	$10.47
Number of accumulation units outstanding at end of period	88,658	47,503	4,824

CFI 244

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.29	$13.57	$11.65	$10.01	$10.83	$8.32	$10.06
Value at end of period	$8.42	$14.29	$13.57	$11.65	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	15,113,546	18,561,178	23,257,569	26,193,355	80,312	54,284	7,342
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.83	$12.46	$10.98	$10.33
Value at end of period	$7.77	$12.83	$12.46	$10.98
Number of accumulation units outstanding at end of period	68,251	61,552	32,525	7,596
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.51	$10.72	$10.01	$9.88
Value at end of period	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	3,183,171	3,488,684	3,448,907	3,908,565
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912
Value at end of period	$10.07	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875
Number of accumulation units outstanding at end of period	1,202,513	1,391,619	1,719,952	2,052,842	2,540,097	3,045,564	3,134,523	3,666,868	4,162,082	3,505,798
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Value at end of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Number of accumulation units outstanding at end of period	932,521	1,148,268	1,409,865	1,637,409	1,889,965	2,194,151	2,405,598	2,189,268	1,174,458	987,707
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.46	$11.28	$10.48	$9.98
Value at end of period	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	176,822	216,385	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.00
Value at end of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	2,062,760	1,794,127	1,745,605	1,754,902	1,556,976	1,363,707	912,688
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.11	$9.34
Value at end of period	$6.29	$9.11
Number of accumulation units outstanding at end of period	3,716,467	4,247,992
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.23	$10.79	$9.90
Value at end of period	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	294,259	304,477	83,139
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.08	$10.58	$10.03
Value at end of period	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	137,290	146,793	45,397
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.07	$10.60	$10.09
Value at end of period	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	1,820,096	2,070,299	19,747
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.88
Value at end of period	$6.63
Number of accumulation units outstanding at end of period	87,066
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.33
Value at end of period	$5.91
Number of accumulation units outstanding at end of period	35,364

CFI 245

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	42,015
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945	$7.835
Value at end of period	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	251,417	222,962	257,895	263,602	261,280	375,296	75,689	2,339
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633
Value at end of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Number of accumulation units outstanding at end of period	1,285,065	1,493,746	1,927,278	2,137,385	2,636,926	3,063,779	2,941,313	2,827,320	2,460,640	1,598,682
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.07	$11.68	$10.68	$10.07
Value at end of period	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	847,120	740,816	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.53	$12.13	$10.91	$10.08
Value at end of period	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	1,273,395	924,041	382,746	56,551
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.97	$12.47	$11.07	$10.49
Value at end of period	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	753,836	524,486	270,076	20,254
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.38	$12.81	$11.27	$10.40
Value at end of period	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	587,537	406,376	192,260	20,908
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.37
Value at end of period	$7.64
Number of accumulation units outstanding at end of period	32,181
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.11
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	10,722
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.35	$10.92	$10.30	$10.15
Value at end of period	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	196,649	155,681	81,541	2,473
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599	$15.07	$14.248
Value at end of period	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599	$15.07
Number of accumulation units outstanding at end of period	456,136	528,594	636,203	691,462	758,576	902,310	973,538	1,083,315	1,251,618	1,420,931
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601	$17.94	$15.886
Value at end of period	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601	$17.94
Number of accumulation units outstanding at end of period	1,321,161	1,500,034	1,757,979	1,918,047	2,049,110	2,208,844	2,264,302	2,337,042	2,468,024	2,759,063
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322	$16.458	$15.12
Value at end of period	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322	$16.458
Number of accumulation units outstanding at end of period	1,080,870	1,218,032	1,391,338	1,574,701	1,643,994	1,738,315	1,772,984	1,945,392	2,083,593	2,306,431

CFI 246

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.76	$12.38	$10.93	$10.15
Value at end of period	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	5,143,535	4,518,241	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.39	$11.95	$11.09	$9.93
Value at end of period	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	9,772,481	11,349,582	13,974,046	16,226,700
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.05	$17.74	$15.08	$14.69	$12.95	$10.75
Value at end of period	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95
Number of accumulation units outstanding at end of period	861,176	914,726	1,003,994	995,404	548,367	118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Value at end of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Number of accumulation units outstanding at end of period	2,863,918	3,376,759	4,049,155	4,595,129	5,111,067	5,305,707	4,869,849	5,148,257	5,373,949	5,814,568
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	2,950,264
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.18	$11.06	$10.00
Value at end of period	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	136,160	124,065	71,341
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48	$24.145
Value at end of period	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48
Number of accumulation units outstanding at end of period	863,984	1,023,020	1,196,910	1,436,355	1,737,723	2,119,819	2,219,659	2,564,561	2,778,966	2,035,825
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758
Value at end of period	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527
Number of accumulation units outstanding at end of period	2,251,579	2,749,283	3,259,525	3,707,990	4,099,189	4,602,681	4,963,176	5,680,341	6,451,502	7,196,329
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	18,975
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$9.91
Value at end of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	1,203,908	1,649,943	2,244,782	2,497,771	2,242,751	1,310,404	443,295
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.16	$11.89	$10.69	$9.98	$29.59	$23.58	$29.42
Value at end of period	$9.20	$12.16	$11.89	$10.69	$32.32	$29.59	$23.58
Number of accumulation units outstanding at end of period	7,957,358	9,628,130	11,899,870	13,027,738	31,479	13,350	8,399
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.82	$12.65	$11.04	$10.05
Value at end of period	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	465,666	466,278	562,228	327,404
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.00	$10.51	$10.20
Value at end of period	$6.64	$10.00	$10.51
Number of accumulation units outstanding at end of period	26,420	17,324	27,396

CFI 247

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922	$19.908
Value at end of period	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922
Number of accumulation units outstanding at end of period	6,529	8,256	10,331	15,204	5,950,153	7,256,211	7,632,923	7,232,079	6,650,000	5,686,066
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308	$15.54	$15.487
Value at end of period	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308	$15.54
Number of accumulation units outstanding at end of period	3,020	3,196	4,152	5,961	1,416,300	1,837,861	2,165,378	1,460,675	1,096,265	1,078,342
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64	$20.951
Value at end of period	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64
Number of accumulation units outstanding at end of period	10,622	12,559	14,613	17,944	8,889,786	10,733,566	11,370,433	13,156,546	14,665,251	12,224,096
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574	$21.288
Value at end of period	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574
Number of accumulation units outstanding at end of period	6,444	8,091	11,015	15,176	8,351,236	11,057,738	12,701,306	14,623,768	16,487,772	15,478,181
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.74	$9.98
Value at end of period	$5.30	$8.74
Number of accumulation units outstanding at end of period	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.35
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	13,495
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341	$8.112
Value at end of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	1,608,995	2,009,152	2,555,514	2,934,710	2,159,782	1,056,376	466,937	6,563
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.33	$10.69	$9.64
Value at end of period	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	99,707	71,654	26,098
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.85	$14.72	$12.44	$11.32	$9.69
Value at end of period	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	800,025	708,559	658,350	485,783	307,559
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.79	$10.33
Value at end of period	$5.64	$9.79
Number of accumulation units outstanding at end of period	96,249	19,092
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$65.63	$49.65	$40.16	$28.79	$19.45		$13.823	$13.82
Value at end of period	$33.69	$65.63	$49.65	$40.16	$28.79		$15.31	$13.823
Number of accumulation units outstanding at end of period	1,006,711	1,150,491	1,259,577	1,160,337	475,585		0	11
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.99	$13.32	$11.72	$10.23
Value at end of period	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	223,505	237,160	201,230	52,201
PAX WORLD BALANCED FUND
Value at beginning of period	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14	$8.51
Value at end of period	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14
Number of accumulation units outstanding at end of period	1,219,997	1,239,502	1,334,312	1,286,153	436,919	596	208

CFI 248

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.82	$10.83	$10.87	$10.78	$10.05
Value at end of period	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	1,327,095	792,441	763,468	794,168	303,706
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.73	$10.20
Value at end of period	$5.25	$12.73
Number of accumulation units outstanding at end of period	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.00	$11.48	$10.72	$10.65	$9.68
Value at end of period	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	403,226	466,382	299,696	227,325	176,478
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.52
Value at end of period	$6.17
Number of accumulation units outstanding at end of period	54,341
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.22
Value at end of period	$5.45
Number of accumulation units outstanding at end of period	22,554
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.63	$12.45	$11.11	$11.61	$9.86
Value at end of period	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	2,251,199	1,766,942	1,078,607	643,749	294,872
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.96
Value at end of period	$8.70
Number of accumulation units outstanding at end of period	82,235
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.63	$13.37	$12.20	$10.82	$9.80
Value at end of period	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	4,851,610	4,415,753	4,627,282	3,419,375	1,485,899
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$10.12
Value at end of period	$5.63	$10.48
Number of accumulation units outstanding at end of period	196,246	151,589
WANGER SELECT
Value at beginning of period	$15.90	$14.72	$12.45	$11.41	$10.12
Value at end of period	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,008,917	1,121,588	625,495	202,100	71,289
WANGER USA
Value at beginning of period	$14.10	$13.55	$12.72	$11.57	$9.82
Value at end of period	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	427,876	445,350	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.21	$12.88	$11.05	$10.82	$9.84
Value at end of period	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	1,928,972	2,070,127	2,302,633	2,104,724	1,204,531

CFI 249

Condensed Financial Information (continued)

TABLE 30

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (including a 0.25% Administrative Expense Charge Beginning April 7, 1997) (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$13.729	$10.165
Value at end of period	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$13.729
Number of accumulation units outstanding at end of period	31,229	34,913	34,535	17,708	20,528	21,152	20,848	24,468	28,018	2,372
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695	$9.684
Value at end of period	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695
Number of accumulation units outstanding at end of period	37,029	39,194	45,449	37,056	42,845	39,056	36,100	38,470	38,374	5,151
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.00
Value at end of period	$5.55
Number of accumulation units outstanding at end of period	546
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521	$22.55	$20.397
Value at end of period	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521	$22.55
Number of accumulation units outstanding at end of period	29,853	31,328	32,690	32,867	37,768	36,324	30,377	28,749	28,518	27,661
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.16	$16.36	$13.63	$11.43	$9.96
Value at end of period	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	68,762	63,232	46,481	14,087	3,097
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.20	$23.41	$19.58	$17.99	$15.99
Value at end of period	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	15,304	16,789	16,999	13,424	7,700
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977	$23.889	$19.516
Value at end of period	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977	$23.889
Number of accumulation units outstanding at end of period	203,284	221,446	254,136	253,307	222,009	185,516	159,118	156,910	157,051	170,565
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45	$18.209	$17.384
Value at end of period	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45	$18.209
Number of accumulation units outstanding at end of period	124,935	139,984	164,429	179,189	184,225	179,752	150,449	136,762	118,945	145,786
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072
Value at end of period	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822
Number of accumulation units outstanding at end of period	146,278	170,439	190,758	217,069	246,401	265,559	219,551	211,010	211,306	200,009
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231	$19.112	$13.603
Value at end of period	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231	$19.112
Number of accumulation units outstanding at end of period	26,670	35,613	35,066	34,281	33,035	25,285	18,351	15,492	13,970	12,105
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$11.51
Value at end of period	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Number of accumulation units outstanding at end of period	23,020	28,684	38,440	37,841	22,125	7,736	3,027

CFI 250

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.16
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	4,246
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.63	$12.48	$12.45	$11.01
Value at end of period	$7.19	$13.63	$12.48	$12.45
Number of accumulation units outstanding at end of period	1,067	1,498	3,653	8
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$15.53	$16.09	$13.69	$13.72	$12.66	$9.94
Value at end of period	$9.64	$15.53	$16.09	$13.69	$13.72	$12.66
Number of accumulation units outstanding at end of period	2,159	3,371	2,886	5,281	3,172	1,748
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07	$8.44
Value at end of period	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07
Number of accumulation units outstanding at end of period	11,663	11,462	9,590	10,176	14,510	6,056	1,575
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.35	$16.87	$13.25	$11.66	$9.88
Value at end of period	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	16,806	16,155	13,629	4,895	738
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714	$24.00	$21.629
Value at end of period	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714	$24.206
Number of accumulation units outstanding at end of period	124,977	157,458	187,136	234,252	270,502	265,097	277,477	304,553	317,955	352,495
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.81	$10.07	$8.94
Value at end of period	$6.27	$10.81	$10.07
Number of accumulation units outstanding at end of period	3,291	2,950	348
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67	$8.79
Value at end of period	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67
Number of accumulation units outstanding at end of period	33,410	37,415	30,624	30,959	28,782	11,562	4,599
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$9.738
Value at end of period	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	47,319	47,059	62,466	51,621	59,773	62,908	38,675	31,262	41,668
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.38	$10.66
Value at end of period	$6.24	$10.38
Number of accumulation units outstanding at end of period	97,997	118,140
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.95	$12.28	$10.01
Value at end of period	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	13,168	7,616	8,911
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
Value at beginning of period	$10.19	$10.05	$9.03
Value at end of period	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	1,567	816	629
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$20.69	$20.16	$17.98	$17.56	$16.44	$12.45
Value at end of period	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44
Number of accumulation units outstanding at end of period	5,787	5,562	4,797	3,565	4,496	2,526
CFI 251

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.42	$12.55	$11.19	$10.81
Value at end of period	$9.43	$13.42	$12.55	$11.19
Number of accumulation units outstanding at end of period	5,653	3,781	2,893	1,082
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.68	$13.01	$11.80	$10.63
Value at end of period	$8.80	14.682	$13.01	$11.80
Number of accumulation units outstanding at end of period	12,794	12,307	13,843	4,235
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	15,005
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.42	$9.68
Value at end of period	$7.80	$13.42
Number of accumulation units outstanding at end of period	61,533	55,830
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351	$28.902	$24.00
Value at end of period	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351	$28.902
Number of accumulation units outstanding at end of period	498,311	566,217	629,336	733,906	825,239	863,597	920,124	1,096,214	1,314,585	1,449,638
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.80	$10.98
Value at end of period	$5.98	$10.80
Number of accumulation units outstanding at end of period	12,166	12,915
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.56	$10.85	$9.37
Value at end of period	$6.40	$11.56	$10.85
Number of accumulation units outstanding at end of period	7,580	7,844	973
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691
Value at end of period	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887
Number of accumulation units outstanding at end of period	116,316	130,780	147,959	164,046	188,039	186,465	162,093	152,444	146,863	118,788
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Value at end of period	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403
Number of accumulation units outstanding at end of period	86,517	85,361	98,979	109,197	104,261	87,243	66,409	42,162	22,440	3,733
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Value at end of period	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604
Number of accumulation units outstanding at end of period	49,131	53,523	62,443	66,580	68,874	51,117	34,822	18,943	7,534	1,705
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868	$13.764	$14.076
Value at end of period	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868	$13.764
Number of accumulation units outstanding at end of period	143,536	154,627	156,611	171,390	182,278	187,469	193,755	176,720	155,214	186,303
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.31
Value at end of period	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	26,187	27,785	24,233	18,807	12,453	7,503	224

CFI 252

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.75
Value at end of period	$5.32
Number of accumulation units outstanding at end of period	7,584
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.42	$17.90	$13.38	$10.99
Value at end of period	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	11,172	15,240	20,051	21,726
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15	$7.83
Value at end of period	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15
Number of accumulation units outstanding at end of period	14,274	14,325	13,590	14,595	12,238	3,008	91
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.55	$12.96	$12.24
Value at end of period	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	2,872	2,887	995
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.95	$11.24	$9.68
Value at end of period	$6.52	$10.95	$11.24
Number of accumulation units outstanding at end of period	2,307	3,409	7,896
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$15.85	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847	$28.288	$19.032
Value at end of period	$9.49	$15.85	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847	$28.288
Number of accumulation units outstanding at end of period	66,834	75,213	87,340	103,669	121,537	136,528	132,853	137,851	140,183	133,579
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.14	$12.03	$11.46	$10.47
Value at end of period	$4.89	$11.14	$12.03	$11.46
Number of accumulation units outstanding at end of period	1,813	1,777	2,594	476
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.91
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	768
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.07	$10.77	$9.56
Value at end of period	$6.94	$11.07	$10.77
Number of accumulation units outstanding at end of period	104,892	126,195	29
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.55
Number of accumulation units outstanding at end of period	1,518
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.01	$15.16	$12.41	$11.01
Value at end of period	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	4,651	14,573	12,059	5,949
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.72	$14.37	$13.03	$12.85	$11.74	$10.93
Value at end of period	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74
Number of accumulation units outstanding at end of period	19,831	20,313	28,084	26,688	15,704	1,047
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.42	$14.68	$11.39	$10.67
Value at end of period	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	18,960	21,857	8,247	3,735

CFI 253

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.57	$11.77	$11.08	$10.19	$9.28	$6.96
Value at end of period	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	9,470	4,593	5,311	5,597	6,239	6,146
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445	$12.829	$12.393
Value at end of period	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445	$12.829
Number of accumulation units outstanding at end of period	160,994	133,929	100,067	96,206	114,605	120,949	194,182	171,507	131,198	136,761
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.19	$10.42
Value at end of period	$5.37	$11.19
Number of accumulation units outstanding at end of period	2,556	1,995
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.18	$13.51	$11.62	$10.01
Value at end of period	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	392,661	467,344	574,315	622,569
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.75	$12.41	$10.96	$10.47
Value at end of period	$7.70	$12.75	$12.41	$10.96
Number of accumulation units outstanding at end of period	1,616	4,280	4,165	3,947
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.43	$10.67	$9.99	$9.88
Value at end of period	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	87,074	83,459	89,383	97,566
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834
Value at end of period	$9.78	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713
Number of accumulation units outstanding at end of period	36,803	36,804	46,141	53,383	58,204	55,705	58,093	65,576	74,056	63,831
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$15.96	$13.237
Value at end of period	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801
Number of accumulation units outstanding at end of period	19,481	24,377	28,691	31,487	33,790	35,769	31,865	23,922	12,929	12,803
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.38	$11.23	$10.46	$9.99
Value at end of period	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	8,093	6,750	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.10
Value at end of period	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	64,255	59,982	41,378	36,567	30,623	24,561	11,498
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.07	$9.31
Value at end of period	$6.25	$9.07
Number of accumulation units outstanding at end of period	62,406	70,193
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.18	$10.78	$10.16
Value at end of period	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	10,544	10,326	4,749
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.04	$10.56	$9.88
Value at end of period	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	1,866	1,713	278

CFI 254

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.02	$10.58	$9.31
Value at end of period	$7.28	$11.02	$10.58
Number of accumulation units outstanding at end of period	48,710	64,007	456
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96	$5.84
Value at end of period	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96
Number of accumulation units outstanding at end of period	5,565	6,905	6,022	11,479	8,596	10,397	70
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574
Value at end of period	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497
Number of accumulation units outstanding at end of period	40,305	46,498	54,303	54,198	58,199	63,826	54,716	44,050	40,696	18,033
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$11.99	$11.64	$10.66	$10.31
Value at end of period	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	44,341	15,990	9,031	215
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.45	$12.08	$10.89	$10.56
Value at end of period	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	40,147	25,632	7,127	352
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.88	$12.42	$11.05	$10.67
Value at end of period	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	54,863	34,808	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.29	$12.76	$11.26	$11.02
Value at end of period	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	24,996	14,185	6,473	42
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.28	$10.88	$10.29	$10.11
Value at end of period	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	1,113	1,565	1,883	14
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454	$14.967	$14.187
Value at end of period	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454	$14.967
Number of accumulation units outstanding at end of period	16,069	20,595	17,522	18,024	17,194	18,307	18,117	19,581	17,583	23,515
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437	$17.818	$15.818
Value at end of period	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437	$17.818
Number of accumulation units outstanding at end of period	39,316	32,354	33,504	37,572	37,623	40,616	39,075	36,845	37,681	40,362
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17	$16.346	$15.055
Value at end of period	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17	$16.346
Number of accumulation units outstanding at end of period	23,548	25,398	29,784	30,819	39,291	35,932	32,472	34,726	32,973	32,067
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.68	$12.33	$10.91	$10.41
Value at end of period	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	91,305	80,976	44,303	23,802
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.29	$11.90	$11.07	$9.93
Value at end of period	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	220,931	260,788	321,464	373,538

CFI 255

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.84	$17.57	$14.98	$14.63	$12.93	$11.12
Value at end of period	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93
Number of accumulation units outstanding at end of period	17,138	15,775	20,094	15,678	8,750	2,862
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068
Value at end of period	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773
Number of accumulation units outstanding at end of period	104,430	103,163	116,941	116,588	113,758	111,932	98,320	91,527	91,561	93,176
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.27
Number of accumulation units outstanding at end of period	86,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.14	$11.04	$9.48
Value at end of period	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	1,768	1,258	1,709
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731	$35.239	$24.041
Value at end of period	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731	$35.239
Number of accumulation units outstanding at end of period	19,684	22,339	25,118	29,066	32,749	34,926	38,660	44,604	41,529	34,760
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185	$20.388	$16.685
Value at end of period	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185	$20.388
Number of accumulation units outstanding at end of period	63,479	73,846	78,043	89,250	99,014	105,875	108,074	120,475	131,412	139,056
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.25
Value at end of period	$5.50
Number of accumulation units outstanding at end of period	556
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29	$8.47
Value at end of period	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29
Number of accumulation units outstanding at end of period	29,782	30,100	25,347	30,415	23,542	9,550	5,241
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.07	$11.84	$10.66	$9.97
Value at end of period	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	213,576	242,607	278,531	313,107
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.73	$12.60	$11.02	$10.36
Value at end of period	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	13,809	17,066	15,081	10,201
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$9.95	$10.49	$9.83
Value at end of period	$6.59	$9.95	$10.49
Number of accumulation units outstanding at end of period	219	177	2
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.40
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	178
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.65
Value at end of period	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	48,956	48,896	58,775	66,220	45,281	19,300	4,669

CFI 256

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.28	$10.68	$9.52
Value at end of period	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	5,860	2,113	148
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.70	$14.62	$12.38	$11.30	$10.31
Value at end of period	$10.22	$16.70	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	10,323	6,895	4,948	2,419	473
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.78	$9.64
Value at end of period	$5.62	$9.78
Number of accumulation units outstanding at end of period	2,390	92
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$64.43	$48.87	$39.62	$28.48	$20.88
Value at end of period	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	21,659	26,634	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.90	$13.26	$11.70	$10.43
Value at end of period	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	7,287	11,562	5,862	6,586
PAX WORLD BALANCED FUND
Value at beginning of period	$12.75	$11.83	$10.85	$10.45	$9.52
Value at end of period	$8.70	$12.75	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	26,905	18,649	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.71	$10.75	$10.83	$10.76	$10.24
Value at end of period	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	32,595	13,115	21,794	18,534	13,498
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.71	$10.88
Value at end of period	$5.23	$12.71
Number of accumulation units outstanding at end of period	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$11.89	$11.41	$10.67	$10.63	$9.93
Value at end of period	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	21,335	21,020	13,396	8,195	4,159
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.71
Value at end of period	$6.16
Number of accumulation units outstanding at end of period	7,267
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.04
Value at end of period	$5.44
Number of accumulation units outstanding at end of period	465
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.50	$12.37	$11.07	$11.59	$10.10
Value at end of period	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	61,335	38,401	23,582	13,006	5,198

CFI 257

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.68
Value at end of period	$8.68
Number of accumulation units outstanding at end of period	337
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.50	$13.28	$12.15	$10.80	$9.78
Value at end of period	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	75,409	79,524	77,637	42,601	17,915
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.46	$10.22
Value at end of period	$5.61	$10.46
Number of accumulation units outstanding at end of period	4,365	1,414
WANGER SELECT
Value at beginning of period	$15.75	$14.62	$12.40	$11.39	$9.90
Value at end of period	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	17,240	26,086	10,084	4,003	1,901
WANGER USA
Value at beginning of period	$13.97	$13.46	$12.66	$11.55	$9.90
Value at end of period	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	13,763	12,977	14,851	8,400	744
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.09	$12.79	$11.01	$10.80	$9.83
Value at end of period	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	40,290	39,026	41,361	30,714	17,631

TABLE 31

FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106	$13.759	$10.649
Value at end of period	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106	$13.759
Number of accumulation units outstanding at end of period	818	651	559	19	939	817	715	3,533	3,771	2,465
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891	$11.721	$9.763
Value at end of period	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891	$11.721
Number of accumulation units outstanding at end of period	2,183	4,733	4,949	2,659	2,774	6,715	6,973	12,096	13,778	4,408
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.705	$20.00
Value at end of period	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.05
Number of accumulation units outstanding at end of period	511	653	668	684	701	718	792	803	969	1,312
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.49	$16.58	$13.75	$11.47	$10.97
Value at end of period	$11.44	$19.49	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	604	3,426	1,424	5,456	5,731

CFI 258

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.59	$23.79	$19.84	$18.19	$16.39
Value at end of period	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	407	1,713	3,490	1,867	1,248
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053	$19.601
Value at end of period	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053
Number of accumulation units outstanding at end of period	17,803	30,851	27,819	26,464	25,722	26,962	22,723	15,976	34,734	35,985
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334	$17.459
Value at end of period	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334
Number of accumulation units outstanding at end of period	2,552	8,432	10,083	12,633	13,040	17,326	20,155	10,111	33,029	31,846
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Value at end of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Number of accumulation units outstanding at end of period	2,773	4,217	8,135	8,863	13,944	29,175	44,288	47,724	62,729	60,970
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243	$13.662
Value at end of period	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243
Number of accumulation units outstanding at end of period	1,750	2,052	2,218	2,817	6,644	4,453	1,125	1,364	2,771	1,456
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.60	$18.25	$15.80	$14.71	$12.33
Value at end of period	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	2,178	3,473	6,456	9,188	4,340
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.72	$12.53	$12.47	$11.47
Value at end of period	$7.26	$13.72	$12.53	$12.47
Number of accumulation units outstanding at end of period	4,246	4,245	4,246	5,429
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.09	$15.74	$13.80	$12.96	$10.81	$10.08
Value at end of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	3,614	5,097	5,192	5,294	4,015	1,910
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.68	$17.09	$13.36	$11.65
Value at end of period	$10.96	$19.68	$17.09	$13.36
Number of accumulation units outstanding at end of period	5,451	4,670	4,617	592
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15	$24.529	$21.808
Value at end of period	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15	$24.529
Number of accumulation units outstanding at end of period	95,222	117,538	135,888	161,312	182,702	205,420	239,236	266,176	291,348	343,842
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.29	$17.46	$15.34	$14.47	$11.45	$10.62
Value at end of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	2,886	3,079	2,718	2,510	2,517	1,067
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.365
Value at end of period	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	4,209	5,169	5,139	4,731	6,079	13,255	6,770	24,538	22,438
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.41	$10.67
Value at end of period	$6.28	$10.41
Number of accumulation units outstanding at end of period	2,582	2,834

CFI 259

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.99	$12.30	$11.16
Value at end of period	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	14	2,030	4,407
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.01	$20.42	$18.16	$17.70	$16.53	$14.68
Value at end of period	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	1,374	1,477	1,571	2,347	2,518	3,088
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	1,552
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.47	$9.69
Value at end of period	$7.85	$13.47
Number of accumulation units outstanding at end of period	3,222	14,926
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817	$29.287	$25.193
Value at end of period	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817	$29.287
Number of accumulation units outstanding at end of period	1,284,630	1,576,693	1,838,625	2,114,387	2,484,960	2,901,193	3,285,323	3,760,768	4,335,996	4,958,303
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.81	$10.98
Value at end of period	$6.01	$10.81
Number of accumulation units outstanding at end of period	0	2,716
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.60	$11.62
Value at end of period	$6.44	$11.60
Number of accumulation units outstanding at end of period	0	940
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692	$23.103	$18.802
Value at end of period	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692	$23.103
Number of accumulation units outstanding at end of period	21,308	37,224	50,559	60,481	79,076	70,966	70,072	70,818	90,741	80,552
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.475
Value at end of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Number of accumulation units outstanding at end of period	4,592	6,975	12,982	18,126	21,963	16,748	14,861	7,620	6,140
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Value at end of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645
Number of accumulation units outstanding at end of period	358	2,129	7,602	10,465	20,764	12,551	12,354	12,866	66	722
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087	$13.912	$14.171
Value at end of period	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087	$13.912
Number of accumulation units outstanding at end of period	112,092	125,893	155,702	173,477	202,445	208,942	243,240	259,850	264,385	347,131
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.36	$16.39	$12.82	$11.87	$11.43
Value at end of period	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	649	288	3,697	6,523	2,462

CFI 260

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.58	$17.98	$13.40	$11.85
Value at end of period	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	830	1,421	745	793
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.47	$17.29	$15.03	$14.02	$11.78	$10.85
Value at end of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	0	1,384	1,333	2,454	3,911	2,454
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114
Value at end of period	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481
Number of accumulation units outstanding at end of period	2,008	2,202	5,817	5,997	8,385	16,316	10,029	12,608	14,666	14,236
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.12	$10.97
Value at end of period	$6.99	$11.12
Number of accumulation units outstanding at end of period	418	10,749
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.13	$15.63
Value at end of period	$9.04	$18.13
Number of accumulation units outstanding at end of period	0	28
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.29	$13.92	$12.59	$12.39	$11.29	$10.79
Value at end of period	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	4,675	4,971	9,398	8,976	9,262	12,943
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.54	$14.74	$12.73
Value at end of period	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,270	2,742	1,381
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447
Value at end of period	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917
Number of accumulation units outstanding at end of period	133,856	158,695	167,741	183,325	206,475	254,937	317,922	391,787	442,560	515,621
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.29	$13.57	$11.65	$10.04
Value at end of period	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	35,468	53,174	62,549	107,581
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.51	$10.72	$10.01	$9.89
Value at end of period	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	16,996	21,137	10,310	10,313
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912
Value at end of period	$10.07	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875
Number of accumulation units outstanding at end of period	3,172	4,902	5,053	6,070	10,746	31,187	37,975	50,160	55,705	48,373
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Value at end of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Number of accumulation units outstanding at end of period	807	1,662	4,428	4,414	9,238	13,046	20,736	18,333	8,383	10,011
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.57
Value at end of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	1,668	2,751	3,487	3,418	2,755	3,555	1,114

CFI 261

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.11	$9.34
Value at end of period	$6.29	$9.11
Number of accumulation units outstanding at end of period	23,483	23,505
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.23	$11.17
Value at end of period	$7.26	$11.23
Number of accumulation units outstanding at end of period	2,349	2,204
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.07	$11.35
Value at end of period	$7.33	$11.07
Number of accumulation units outstanding at end of period	1,717	3,774
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633
Value at end of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Number of accumulation units outstanding at end of period	3,985	3,933	4,383	6,275	8,472	10,494	10,407	10,912	9,443	7,350
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.53	$12.13	$11.52
Value at end of period	$8.19	$12.53	$12.13
Number of accumulation units outstanding at end of period	0	122	10,608
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795	$15.206	$14.327
Value at end of period	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795	$15.206
Number of accumulation units outstanding at end of period	12,347	11,771	12,396	13,009	13,824	16,709	18,001	19,598	20,947	22,033
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.76	$12.38	$10.93	$10.78
Value at end of period	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	13,659	5,073	1,070	868
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.39	$11.95	$11.09	$9.89
Value at end of period	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	14,496	16,111	17,772	18,705
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$16.97	$16.68	$14.18	$13.81	$12.31
Value at end of period	$10.78	$16.97	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	1,072	1,072	6,370	7,279	10,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Value at end of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Number of accumulation units outstanding at end of period	9,893	10,725	16,011	19,716	18,169	24,998	18,710	17,503	20,218	24,825
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	860
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.18	$11.06	$9.77
Value at end of period	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	0	1,344	1,350

CFI 262

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48	$24.145
Value at end of period	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48
Number of accumulation units outstanding at end of period	181	626	569	1,184	4,325	2,168	2,694	4,222	9,109	8,425
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758
Value at end of period	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527
Number of accumulation units outstanding at end of period	23,027	36,218	41,846	55,379	83,121	93,468	90,559	99,038	101,085	64,138
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$7.79
Value at end of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	1,426	9,539	11,328	11,568	9,860	4,429	2,891
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.16	$11.89	$10.69	$9.81
Value at end of period	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	1,106	7,240	7,473	10,255
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.82	$12.65	$11.04	$10.61
Value at end of period	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	0	2,772	2,773	2,774
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922	$19.908
Value at end of period	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922
Number of accumulation units outstanding at end of period	367	367	367	367	5,993	15,246	19,824	27,093	41,858	43,805
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64	$20.951
Value at end of period	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64
Number of accumulation units outstanding at end of period	234	89	79	45	27,191	45,263	46,615	53,202	74,586	63,769
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574	$21.288
Value at end of period	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574
Number of accumulation units outstanding at end of period	606	427	411	374	36,361	55,481	61,469	63,484	101,799	84,796
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.78	$14.88	$13.43	$12.56	$10.25	$9.48
Value at end of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	3,046	3,157	3,085	7,018	3,638	2,029
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.99	$14.82	$12.49	$11.34	$11.31
Value at end of period	$10.42	$16.99	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	2,794	3,518	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$65.63	$49.65	$40.16	$28.79	$24.44
Value at end of period	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	3,422	7,226	6,855	6,275	2,971
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.99	$13.32	$12.71
Value at end of period	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	0	3,127	1,715
PAX WORLD BALANCED FUND
Value at beginning of period	$12.99	$12.02	$10.99	$10.56	$9.64
Value at end of period	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	1,007	2,382	2,514	2,641	2,773

CFI 263

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.06
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.73	$11.43
Value at end of period	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,417	4,587
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.74	$12.53	$11.16	$11.43
Value at end of period	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.75	$13.45	$12.25	$10.83	$10.07
Value at end of period	$8.87	$14.75	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	27,173	28,437	25,787	19,192	9,089
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.48	$10.10
Value at end of period	$5.63	$10.48
Number of accumulation units outstanding at end of period	991	991
WANGER SELECT
Value at beginning of period	$16.02	$14.81	$12.50	$11.43	$11.07
Value at end of period	$8.06	$16.02	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	8	5,211	2,558	15	467
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.31	$12.96	$11.10	$10.83	$10.11
Value at end of period	$8.79	$13.31	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	12,503	15,940	32,563	29,566	8,340

TABLE 32
FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(0.60% for ING VP Portfolios and 0.75% for all other funds)
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.94	$10.74	$10.18	$9.42	$8.90	$6.93	$9.225	$12.115	$15.281
Value at end of period	$6.81	$11.94	$10.74	$10.18	$9.42	$8.90	$6.93	$9.225	$12.115
Number of accumulation units outstanding at end of period	9,265	9,438	9,889	5,517	16,698	17,453	16,770	16,204	17,938
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.02	$10.27	$8.87	$8.48	$7.84	$6.35	$7.581	$9.898	$11.715
Value at end of period	$7.64	$11.02	$10.27	$8.87	$8.48	$7.84	$6.35	$7.581	$9.898
Number of accumulation units outstanding at end of period	19,917	21,044	20,977	17,597	24,108	21,935	0	14,348	27,070

CFI 264

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.51
Value at end of period	$5.58
Number of accumulation units outstanding at end of period	64
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$25.73	$25.23	$23.37	$22.29	$20.74	$17.51	$20.087	$21.748	$23.113
Value at end of period	$17.54	$25.73	$25.23	$23.37	$22.29	$20.74	$17.51	$20.087	$21.748
Number of accumulation units outstanding at end of period	4,076	4,443	4,744	4,553	5,606	5,754	5,368	5,567	5,528
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.62
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	286
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.72	$16.72	$13.82	$12.81
Value at end of period	$11.63	$19.72	$16.72	$13.82
Number of accumulation units outstanding at end of period	11,207	7,795	5,129	3,912
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$38.20	$32.73	$29.52	$25.43	$22.19	$17.40	$19.343	$22.209	$23.513
Value at end of period	$21.80	$38.20	$32.73	$29.52	$25.43	$22.19	$17.40	$19.343	$22.209
Number of accumulation units outstanding at end of period	41,809	57,656	51,522	55,709	114,122	94,145	84,274	71,481	77,274
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.64	$27.43	$23.00	$21.88	$19.77	$15.28	$18.541	$19.655	$19.049
Value at end of period	$15.73	$27.64	$27.43	$23.00	$21.88	$19.77	$15.28	$18.541	$19.655
Number of accumulation units outstanding at end of period	17,196	23,377	25,457	25,942	57,825	51,439	43,381	37,991	33,297
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$24.64	$19.55	$18.43	$17.55	$17.11	$12.98	$18.704	$22.885	$25.914
Value at end of period	$12.92	$24.64	$19.55	$18.43	$17.55	$17.11	$12.98	$18.704	$22.885
Number of accumulation units outstanding at end of period	46,506	50,818	53,727	56,319	200,573	213,268	182,127	179,206	183,299
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.66	$21.18	$18.07	$15.29	$13.56	$9.53	$12.043	$15.392	$16.962
Value at end of period	$13.75	$24.66	$21.18	$18.07	$15.29	$13.56	$9.53	$12.043	$15.392
Number of accumulation units outstanding at end of period	5,770	5,785	6,349	5,857	35,157	20,647	13,839	9,165	8,637
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	19,477	17,973	15,347	12,498	26,961	5,325	2,863
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.66
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	88
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.90	$12.64	$13.99
Value at end of period	$7.40	$13.90	$12.64
Number of accumulation units outstanding at end of period	47	1,144	482
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.26	$16.72	$14.12	$14.05	$12.86	$10.34
Value at end of period	$10.17	$16.26	$16.72	$14.12	$14.05	$12.86
Number of accumulation units outstanding at end of period	684	642	1,329	1,244	2,086	1,205
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11	$7.78
Value at end of period	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	1,027	986	1,112	1,134	7,023	2,516	259

CFI 265

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.92	$17.23	$13.44	$12.86
Value at end of period	$11.14	$19.92	$17.23	$13.44
Number of accumulation units outstanding at end of period	5,155	8,575	6,958	80
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$31.09	$29.63	$27.10	$26.15	$24.05	$20.35	$22.825	$23.973	$24.797
Value at end of period	$22.22	$31.09	$29.63	$27.10	$26.15	$24.05	$20.35	$22.825	$23.973
Number of accumulation units outstanding at end of period	37,947	48,506	48,980	51,079	198,331	211,239	212,957	258,874	280,298
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$8.75
Value at end of period	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	7,436	9,376	12,528	8,033	15,872	2,591	79
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.19	$4.39	$4.12	$3.70	$3.77	$2.61	$4.472	$5.84	$8.891
Value at end of period	$3.10	$5.19	$4.39	$4.12	$3.70	$3.77	$2.61	$4.472	$5.84
Number of accumulation units outstanding at end of period	34,581	34,044	29,732	33,412	75,162	113,617	72,429	44,852	25,944
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.45	$10.67
Value at end of period	$6.33	$10.45
Number of accumulation units outstanding at end of period	42,858	57,301
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.07	$12.34	$10.01
Value at end of period	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	13,969	14,507	8,438
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.21
Value at end of period	$6.75
Number of accumulation units outstanding at end of period	8
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.66	$20.95	$18.54	$17.98	$16.71	$13.06
Value at end of period	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71
Number of accumulation units outstanding at end of period	6,501	7,358	7,908	2,556	6,700	9,857
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.69	$12.71	$11.47
Value at end of period	$9.69	$13.69	$12.71
Number of accumulation units outstanding at end of period	1,676	784	382
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.97	$14.69	$11.86	$11.36
Value at end of period	$9.04	$14.97	$14.69	$11.86
Number of accumulation units outstanding at end of period	801	243	2,632	2,632
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	4,209
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.56	$9.69
Value at end of period	$7.95	$13.56
Number of accumulation units outstanding at end of period	67,873	54,309
CFI 266

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.26	$25.53	$22.49	$20.93	$19.42	$15.50	$20.786	$25.628	$28.038
Value at end of period	$16.90	$27.26	$25.53	$22.49	$20.93	$19.42	$15.50	$20.786	$25.628
Number of accumulation units outstanding at end of period	77,320	82,458	93,221	98,694	517,780	555,079	566,660	671,177	727,721
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$10.99
Value at end of period	$6.06	$10.83
Number of accumulation units outstanding at end of period	484	543
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.70	$10.90	$10.43
Value at end of period	$6.53	$11.70	$10.90
Number of accumulation units outstanding at end of period	2,860	2,862	192
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.74	$22.74	$19.97	$19.06	$17.34	$13.83	$17.73	$20.65	$22.482
Value at end of period	$14.82	$23.74	$22.74	$19.97	$19.06	$17.34	$13.83	$17.73	$20.65
Number of accumulation units outstanding at end of period	25,450	27,806	27,691	30,634	133,996	120,188	112,773	105,875	110,804
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.35	$23.22	$21.34	$19.32	$16.67	$12.66	$14.491	$14.774	$15.067
Value at end of period	$15.11	$24.35	$23.22	$21.34	$19.32	$16.67	$12.66	$14.491	$14.774
Number of accumulation units outstanding at end of period	30,820	31,881	39,560	45,144	98,233	82,714	69,506	41,097	23,200
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.05	$18.29	$16.16	$15.11	$12.45	$9.20	$10.665	$10.477	$10.027
Value at end of period	$11.25	$17.05	$18.29	$16.16	$15.11	$12.45	$9.20	$10.665	$10.477
Number of accumulation units outstanding at end of period	5,402	9,374	9,049	13,575	61,798	38,562	27,806	9,998	3,067
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.54	$20.44	$19.76	$19.27	$18.49	$17.49	$16.246	$15.03	$14.385
Value at end of period	$19.59	$21.54	$20.44	$19.76	$19.27	$18.49	$17.49	$16.246	$15.03
Number of accumulation units outstanding at end of period	23,421	27,410	25,316	30,147	93,174	95,167	105,461	94,843	59,880
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$19.12	$16.96	$13.18	$12.12	$10.38	$8.04	$9.42
Value at end of period	$10.88	$19.12	$16.96	$13.18	$12.12	$10.38	$8.04
Number of accumulation units outstanding at end of period	2,605	3,410	2,065	1,726	10,472	6,382	1,361
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.67
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	26
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.92	$18.13	$13.45	$10.69
Value at end of period	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	5,652	13,226	10,040	7,658
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$9.12
Value at end of period	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	1,999	3,867	6,758	6,272	12,872	6,076	3,654
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.80	$13.12	$12.56
Value at end of period	$8.90	$12.80	$13.12
Number of accumulation units outstanding at end of period	195	166	118
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.09	$11.30	$9.81
Value at end of period	$6.66	$11.09	$11.30
Number of accumulation units outstanding at end of period	362	437	354

CFI 267

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.88	$17.29	$15.79	$14.28	$13.11	$9.56	$14.888	$20.057	$24.00
Value at end of period	$10.19	$16.88	$17.29	$15.79	$14.28	$13.11	$9.56	$14.888	$20.057
Number of accumulation units outstanding at end of period	17,774	27,414	30,356	32,516	91,393	92,957	87,612	88,671	93,440
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.47
Value at end of period	$5.02
Number of accumulation units outstanding at end of period	318
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.21	$10.83	$10.41
Value at end of period	$7.08	$11.21	$10.83
Number of accumulation units outstanding at end of period	68,910	87,327	6,821
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.48	$13.06
Value at end of period	$7.99	$13.48
Number of accumulation units outstanding at end of period	0	339
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.37	$15.35	$12.47	$10.13
Value at end of period	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	237	1,563	766	205
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.63	$14.17	$12.76	$12.49	$11.33	$10.75
Value at end of period	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	208	369	441	535	8,553	195
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.79	$14.86	$11.45	$10.11
Value at end of period	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	9,652	16,275	8,894	760
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.42	$12.34	$11.52	$10.50	$9.47	$6.97	$6.99
Value at end of period	$9.56	$15.42	$12.34	$11.52	$10.50	$9.47	$6.97
Number of accumulation units outstanding at end of period	2,528	993	148	183	4,922	2,901	44
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.95	$15.25	$14.63	$14.29	$14.23	$14.18	$14.042	$13.592	$13.398
Value at end of period	$16.27	$15.95	$15.25	$14.63	$14.29	$14.23	$14.18	$14.042	$13.592
Number of accumulation units outstanding at end of period	78,148	73,659	67,642	37,147	49,009	65,925	124,661	125,327	86,231
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.18
Value at end of period	$5.48
Number of accumulation units outstanding at end of period	31
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.49	$13.70	$11.70	$10.02
Value at end of period	$8.59	$14.49	$13.70	$11.70
Number of accumulation units outstanding at end of period	160,039	182,035	193,627	216,488
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.14
Value at end of period	$7.91
Number of accumulation units outstanding at end of period	45

CFI 268

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.68	$10.82	$10.05	$9.89
Value at end of period	$9.79	$11.68	$10.82	$10.05
Number of accumulation units outstanding at end of period	13,542	14,659	14,881	17,613
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$19.11	$16.31	$15.98	$14.70	$13.80	$10.65	$15.075	$20.793	$24.462
Value at end of period	$10.63	$19.11	$16.31	$15.98	$14.70	$13.80	$10.65	$15.075	$20.793
Number of accumulation units outstanding at end of period	10,484	11,397	10,772	13,756	59,365	65,888	63,907	63,366	80,897
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$23.24	$22.70	$19.68	$18.50	$16.90	$13.64	$18.538	$20.634	$20.65
Value at end of period	$14.87	$23.24	$22.70	$19.68	$18.50	$16.90	$13.64	$18.538	$20.634
Number of accumulation units outstanding at end of period	13,015	17,869	17,837	16,820	31,548	28,633	24,214	21,307	17,416
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.61	$11.37	$10.52	$9.98
Value at end of period	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	1,159	824	1,544	1,702
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.11
Value at end of period	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	15,359	8,754	8,157	5,615	13,376	11,029	6,637
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.19	$9.40
Value at end of period	$6.37	$9.19
Number of accumulation units outstanding at end of period	27,390	45,535
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.32	$10.83	$9.89
Value at end of period	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	1,182	1,183	190
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.76
Value at end of period	$7.83
Number of accumulation units outstanding at end of period	1,443
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.16	$11.91
Value at end of period	$7.43	$11.16
Number of accumulation units outstanding at end of period	19,065	22,770
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.94
Value at end of period	$6.65
Number of accumulation units outstanding at end of period	1,087
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.80
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	79
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.06	$9.20	$8.22	$7.58	$6.92	$5.02	$6.32
Value at end of period	$6.55	$10.06	$9.20	$8.22	$7.58	$6.92	$5.02
Number of accumulation units outstanding at end of period	4,297	7,113	6,728	7,155	11,773	19,389	3,419

CFI 269

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.53	$29.01	$24.99	$22.79	$20.05	$14.67	$19.224	$18.597	$19.585
Value at end of period	$20.93	$30.53	$29.01	$24.99	$22.79	$20.05	$14.67	$19.224	$18.597
Number of accumulation units outstanding at end of period	14,688	15,908	14,658	17,963	43,220	38,272	32,961	28,246	23,758
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.23	$12.22
Value at end of period	$8.88	$12.23
Number of accumulation units outstanding at end of period	1,084	711
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.70	$12.34
Value at end of period	$8.34	$12.70
Number of accumulation units outstanding at end of period	632	9,318
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.15	$12.58	$11.39
Value at end of period	$8.22	$13.15	$12.58
Number of accumulation units outstanding at end of period	8,142	5,011	47
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.56	$13.59
Value at end of period	$8.10	$13.56
Number of accumulation units outstanding at end of period	1,735	621
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.44	$19.44	$18.04	$17.48	$16.28	$14.42	$15.161	$15.623	$15.609
Value at end of period	$15.53	$20.44	$19.44	$18.04	$17.48	$16.28	$14.42	$15.161	$15.623
Number of accumulation units outstanding at end of period	7,558	7,286	6,555	6,298	8,238	7,299	5,172	4,305	3,716
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.68	$21.72	$19.30	$18.28	$16.42	$13.29	$15.499	$17.628	$18.231
Value at end of period	$14.41	$22.68	$21.72	$19.30	$18.28	$16.42	$13.29	$15.499	$17.628
Number of accumulation units outstanding at end of period	7,953	7,934	7,253	6,297	13,800	12,205	10,298	9	7,890
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.32	$20.34	$18.40	$17.68	$16.14	$13.59	$15.113	$16.347	$16.707
Value at end of period	$14.74	$21.32	$20.34	$18.40	$17.68	$16.14	$13.59	$15.113	$16.347
Number of accumulation units outstanding at end of period	2,785	3,299	2,699	1,435	7,085	6,373	5,772	4,885	4,111
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.93	$12.48	$10.97	$10.82
Value at end of period	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	95,901	79,694	45,280	6,680
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.58	$12.07	$11.14	$9.94
Value at end of period	$7.66	$13.58	$12.07	$11.14
Number of accumulation units outstanding at end of period	139,194	162,993	192,169	230,178
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.37	$16.98	$14.37	$13.93	$12.22	$11.61
Value at end of period	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	1,346	1,245	979	850	8,541	35
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.97	$24.72	$21.98	$20.86	$19.10	$14.70	$19.309	$21.669	$23.37
Value at end of period	$15.47	$26.97	$24.72	$21.98	$20.86	$19.10	$14.70	$19.309	$21.669
Number of accumulation units outstanding at end of period	12,785	13,689	15,001	16,904	51,059	55,852	51,250	54,994	68,020

CFI 270

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	7,439
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.28	$11.10	$9.40
Value at end of period	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	2,136	4,198	4,351
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.34	$28.51	$24.58	$24.38	$21.76	$17.12	$24.702	$33.077	$37.485
Value at end of period	$18.14	$30.34	$28.51	$24.58	$24.38	$21.76	$17.12	$24.702	$33.077
Number of accumulation units outstanding at end of period	5,894	6,868	6,118	7,786	20,235	25,448	27,814	29,740	29,270
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$19.86	$19.78	$17.40	$16.03	$14.07	$11.35	$15.224	$19.388	$21.916
Value at end of period	$11.88	$19.86	$19.78	$17.40	$16.03	$14.07	$11.35	$15.224	$19.388
Number of accumulation units outstanding at end of period	8,162	8,950	7,356	5,915	28,335	29,398	32,917	34,516	35,218
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.87
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	90
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$9.66
Value at end of period	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	5,121	5,178	6,642	9,175	13,510	5,030	3,419
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.34	$12.00	$10.73	$9.99
Value at end of period	$9.38	$12.34	$12.00	$10.73
Number of accumulation units outstanding at end of period	131,225	163,525	165,288	160,371
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.99	$12.76	$11.08	$10.39
Value at end of period	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	8,528	7,134	4,139	2,482
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.08	$10.55	$9.89
Value at end of period	$6.73	$10.08	$10.55
Number of accumulation units outstanding at end of period	210	127	102
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.04
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	49
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.18
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	274
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.73
Value at end of period	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	33,440	39,434	40,131	46,514	36,588	13,734	1,646

CFI 271

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.43	$10.73	$9.77
Value at end of period	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	13	214	166
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.19	$14.94	$12.56	$11.95
Value at end of period	$10.60	$17.19	$14.94	$12.56
Number of accumulation units outstanding at end of period	4,182	3,519	2,255	10
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.83	$10.18
Value at end of period	$5.70	$9.83
Number of accumulation units outstanding at end of period	4,270	28
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$68.05	$51.23	$41.23	$37.43
Value at end of period	$35.10	$68.05	$51.23	$41.23
Number of accumulation units outstanding at end of period	15,415	17,215	17,198	6,817
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.17	$13.43	$11.76	$10.61
Value at end of period	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	158	793	505	485
PAX WORLD BALANCED FUND
Value at beginning of period	$13.47	$12.40	$11.88
Value at end of period	$9.26	$13.47	$12.40
Number of accumulation units outstanding at end of period	695	488	253
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.05	$10.99	$10.98	$10.92
Value at end of period	$11.12	$12.05	$10.99	$10.98
Number of accumulation units outstanding at end of period	8,099	1,599	1,829	713
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.78	$10.16
Value at end of period	$5.31	$12.78
Number of accumulation units outstanding at end of period	19,955	36,843
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.24	$11.88
Value at end of period	$7.85	$12.24
Number of accumulation units outstanding at end of period	2,278	1,675
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.06
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	358
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.90
Value at end of period	$5.47
Number of accumulation units outstanding at end of period	322
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.90	$12.63	$11.22	$10.96
Value at end of period	$14.66	$13.90	$12.63	$11.22
Number of accumulation units outstanding at end of period	26,308	8,766	3,999	719

CFI 272

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.93	$13.56	$12.32	$11.22
Value at end of period	$9.03	$14.93	$13.56	$12.32
Number of accumulation units outstanding at end of period	44,261	29,000	21,421	2,299
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.52	$10.18
Value at end of period	$5.69	$10.52
Number of accumulation units outstanding at end of period	7,505	7,764
WANGER SELECT
Value at beginning of period	$16.21	$14.93	$13.27
Value at end of period	$8.20	$16.21	$14.93
Number of accumulation units outstanding at end of period	18,931	18,824	4,092
WANGER USA
Value at beginning of period	$14.38	$13.75	$12.84	$11.99
Value at end of period	$8.61	$14.38	$13.75	$12.84
Number of accumulation units outstanding at end of period	11,247	10,299	9,566	943
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.47	$13.07	$11.16	$10.65
Value at end of period	$8.94	$13.47	$13.07	$11.16
Number of accumulation units outstanding at end of period	15,866	6,378	3,857	1,062

TABLE 33
FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(0.75% for ING VP Portfolios and 0.90% for all other funds)
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.81	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11	$14.236
Value at end of period	$6.73	$11.81	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11
Number of accumulation units outstanding at end of period	4,728	11,236	12,933	2,731	3,280	4,297	4,711	2,546	660
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.90	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894	$11.14
Value at end of period	$7.55	$10.90	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894
Number of accumulation units outstanding at end of period	4,210	17,461	18,264	18,626	17,356	22,411	20,464	24,172	8,540
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$25.45	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739	$22.61
Value at end of period	$17.32	$25.45	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739
Number of accumulation units outstanding at end of period	0	1	1	380	289	24	12	270	227
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.98
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	4
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.63	$16.66	$13.80	$12.79
Value at end of period	$11.56	$19.63	$16.66	$13.80
Number of accumulation units outstanding at end of period	2,133	7,258	11,031	6,001

CFI 273

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$37.79	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199	$22.768
Value at end of period	$21.53	$37.79	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199
Number of accumulation units outstanding at end of period	5,982	26,008	35,029	25,279	17,373	12,064	10,018	11,888	7,666
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.34	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647	$18.652
Value at end of period	$15.54	$27.34	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647
Number of accumulation units outstanding at end of period	9,293	24,039	24,857	25,536	27,716	22,091	22,003	20,834	15,603
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$24.37	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876	$25.026
Value at end of period	$12.76	$24.37	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876
Number of accumulation units outstanding at end of period	20,054	39,405	39,141	42,063	44,951	44,850	41,677	42,755	23,381
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.39	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386	$16.449
Value at end of period	$13.58	$24.39	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386
Number of accumulation units outstanding at end of period	1,079	4,507	5,136	3,005	2,816	2,044	1,269	1,792	1,669
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.653
Value at end of period	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	4,240	9,565	22,775	23,976	22,676	11,150	11,800
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.85	$12.61	$12.50	$13.09
Value at end of period	$7.36	$13.85	$12.61	$12.50
Number of accumulation units outstanding at end of period	0	464	463	190
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.12	$16.59	$14.03	$13.99	$12.82	$9.56
Value at end of period	$10.06	$16.12	$16.59	$14.03	$13.99	$12.82
Number of accumulation units outstanding at end of period	1,370	2,065	1,713	4,092	6,162	4,133
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.39	$16.00	$13.98	$13.08	$10.88	$7.65
Value at end of period	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	143	1,094	1,104	1,530	947	39
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.83	$17.18	$14.66
Value at end of period	$11.08	$19.83	$17.18
Number of accumulation units outstanding at end of period	150	2,005	246
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$30.75	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962	$24.00
Value at end of period	$21.95	$30.75	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962
Number of accumulation units outstanding at end of period	4,970	11,827	20,721	19,252	20,569	18,318	23,517	27,462	16,891
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.65
Value at end of period	$6.38
Number of accumulation units outstanding at end of period	175
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.00
Value at end of period	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	704	2,714	5,711	7,731	8,431	2,043	2,753
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.13	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837	$7.855
Value at end of period	$3.07	$5.13	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837
Number of accumulation units outstanding at end of period	14,588	16,441	16,968	23,024	23,077	16,270	17,726	6,339	381

CFI 274

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$10.67
Value at end of period	$6.31	$10.43
Number of accumulation units outstanding at end of period	24,879	31,648
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.05	$12.33	$10.13
Value at end of period	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	2,360	2,317	7,571
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.46	$20.79	$18.43	$17.90	$16.65	$12.08
Value at end of period	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	1,042	3,433	3,717	2,725	3,101	1,879
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.64	$12.68	$11.23	$10.83
Value at end of period	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	19	860	383	4
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.91	$13.14	$11.85	$11.03
Value at end of period	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	914	2,094	1,427	3,714
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	3,086
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.54	$9.69
Value at end of period	$7.93	$13.54
Number of accumulation units outstanding at end of period	10,595	10,759
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.96	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617	$26.982
Value at end of period	$16.69	$26.96	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617
Number of accumulation units outstanding at end of period	14,430	59,260	62,501	74,539	75,252	76,221	75,718	85,130	34,056
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.04	$10.82
Number of accumulation units outstanding at end of period	75	260
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.67	$10.89	$9.89
Value at end of period	$6.50	$11.67	$10.89
Number of accumulation units outstanding at end of period	0	1,014	2,555
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.48	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641	$21.677
Value at end of period	$14.63	$23.48	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641
Number of accumulation units outstanding at end of period	4,721	18,654	23,164	32,766	31,598	22,932	17,334	24,497	7,168
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.08	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768	$14.459
Value at end of period	$14.92	$24.08	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768
Number of accumulation units outstanding at end of period	13,498	34,561	35,739	38,005	32,925	21,077	18,917	13,046	3,480

CFI 275

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.86	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644	$10.303
Value at end of period	$11.12	$16.86	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644
Number of accumulation units outstanding at end of period	4,507	15,725	13,777	13,721	16,040	10,241	13,466	6,129
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.31	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023	$14.416
Value at end of period	$19.35	$21.31	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023
Number of accumulation units outstanding at end of period	10,471	22,413	22,289	30,702	31	23,127	23,432	46,817	4,465
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.84	$16.74	$13.03	$12.01	$10.32	$8.02	$9.99
Value at end of period	$10.71	$18.84	$16.74	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	1,773	3,470	5,260	4,743	2,899	175	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.82	$18.08	$13.44	$11.21
Value at end of period	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	3,237	8,227	8,664	5,084
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.08
Value at end of period	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	261	3,104	3,471	4,711	2,285	1,100	325
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.75	$13.09	$11.32	$11.36
Value at end of period	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	0	152	133	90
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.70	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048	$22.873
Value at end of period	$10.06	$16.70	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048
Number of accumulation units outstanding at end of period	5,518	12,652	15,640	17,306	17,716	20,703	17,102	16,554	6,332
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.55
Value at end of period	$5.00
Number of accumulation units outstanding at end of period	203
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.59
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	3
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.19	$10.82	$10.16
Value at end of period	$7.05	$11.19	$10.82
Number of accumulation units outstanding at end of period	4,070	12,128	150
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	660
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.30	$15.31	$12.46	$11.39
Value at end of period	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	251	3,245	5,246	76
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.53	$14.10	$12.71	$12.46	$11.31	$10.77
Value at end of period	$11.18	$14.53	$14.10	$12.71	$12.46	$11.31
Number of accumulation units outstanding at end of period	409	3,426	22,911	20,713	1,127	360

CFI 276

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.71	$14.83	$12.53
Value at end of period	$11.55	$18.71	$14.83
Number of accumulation units outstanding at end of period	677	11,416	3,652
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.20	$12.18	$11.38	$10.41	$9.41	$6.58
Value at end of period	$9.41	$15.20	$12.18	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	681	1,841	1,704	1,537	1,494	665
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.77	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586	$13.409
Value at end of period	$16.07	$15.77	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586
Number of accumulation units outstanding at end of period	14,553	43,476	38,626	26,649	39,610	32,059	38,273	37,077	27,084
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.30	$10.35
Value at end of period	$5.46	$11.30
Number of accumulation units outstanding at end of period	848	739
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.43	$13.66	$11.69	$10.02
Value at end of period	$8.54	$14.43	$13.66	$11.69
Number of accumulation units outstanding at end of period	36,323	101,671	121,765	132,754
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$12.95	$12.53	$11.64
Value at end of period	$7.87	$12.95	$12.53
Number of accumulation units outstanding at end of period	20	1	1
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.63	$10.79	$10.04	$9.89
Value at end of period	$9.74	$11.63	$10.79	$10.04
Number of accumulation units outstanding at end of period	6,990	19,542	22,203	31,278
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.90	$16.16	$15.86	$14.61	$13.73	$10.61	$15.045	$20.784	$23.388
Value at end of period	$10.49	$18.90	$16.16	$15.86	$14.61	$13.73	$10.61	$15.045	$20.784
Number of accumulation units outstanding at end of period	3,001	11,870	11,842	13,455	17,836	18,942	15,097	13,348	2,394
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.99	$22.49	$19.53	$18.38	$16.81	$13.60	$18.502	$20.625	$20.538
Value at end of period	$14.69	$22.99	$22.49	$19.53	$18.38	$16.81	$13.60	$18.502	$20.625
Number of accumulation units outstanding at end of period	2,510	6,458	7,086	8,442	8,121	7,177	8,415	8,353	591
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.57	$11.34	$10.51	$10.39
Value at end of period	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	0	1,511	91	174
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.30
Value at end of period	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	4,461	10,289	7,975	11,686	8,977	9,292	15,165
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.17	$9.38
Value at end of period	$6.35	$9.17
Number of accumulation units outstanding at end of period	2,379	12,472
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.30	$10.82	$10.58
Value at end of period	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	635	3,528	25

CFI 277

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.15	$10.60	$10.23
Value at end of period	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	609	656	49
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.13	$11.83
Value at end of period	$7.40	$11.13
Number of accumulation units outstanding at end of period	15,923	39,325
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.91	$9.08	$8.12	$7.51	$6.88	$5.01	$5.69
Value at end of period	$6.45	$9.91	$9.08	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	730	857	618	1,376	1,234	359	269
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.20	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589	$18.318
Value at end of period	$20.67	$30.20	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589
Number of accumulation units outstanding at end of period	2,848	7,112	9,303	8,587	10,561	12,997	11,323	9,990	2,705
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.18	$11.75	$10.96
Value at end of period	$8.83	$12.18	$11.75
Number of accumulation units outstanding at end of period	342	98	24
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.65	$12.20	$11.14
Value at end of period	$8.29	$12.65	$12.20
Number of accumulation units outstanding at end of period	1,167	600	141
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.09	$12.55	$10.96
Value at end of period	$8.17	$13.09	$12.55
Number of accumulation units outstanding at end of period	343	123	30
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.51	$12.89	$12.44
Value at end of period	$8.05	$13.51	$12.89
Number of accumulation units outstanding at end of period	1,595	1,715	5
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.22	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616	$15.374
Value at end of period	$15.34	$20.22	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616
Number of accumulation units outstanding at end of period	926	1,215	1,085	902	685	499	319	527	966
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.43	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62	$17.673
Value at end of period	$14.23	$22.43	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62
Number of accumulation units outstanding at end of period	408	380	320	292	320	494	409	628	663
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.09	$20.15	$18.26	$17.53			$15.083	$16.34	$16.294
Value at end of period	$14.55	$21.09	$20.15	$18.26			$15.46	$15.083	$16.34
Number of accumulation units outstanding at end of period	0	310	310	310			0	361	304
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.88	$12.45	$10.96	$10.68
Value at end of period	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	2,001	28,262	10,579	2,608
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.52	$12.03	$11.13	$9.94
Value at end of period	$7.62	$13.52	$12.03	$11.13
Number of accumulation units outstanding at end of period	58,040	121,342	138,137	158,793

CFI 278

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.25	$16.89	$14.31	$13.89	$12.20	$11.11
Value at end of period	$10.99	$17.25	$16.89	$14.31	$13.89	$12.20
Number of accumulation units outstanding at end of period	1,400	4,651	4,810	3,510	2,336	478
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.67	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66	$22.363
Value at end of period	$15.28	$26.67	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66
Number of accumulation units outstanding at end of period	11,626	22,189	24,904	26,171	27,981	25,227	23,979	26,494	14,653
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	1,690
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.25	$11.08	$10.02
Value at end of period	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	16	553	94
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.01	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063	$36.09
Value at end of period	$17.92	$30.01	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063
Number of accumulation units outstanding at end of period	2,013	3,039	4,139	4,479	5,174	4,883	4,094	5,483	2,496
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$19.65	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38	$21.17
Value at end of period	$11.73	$19.65	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38
Number of accumulation units outstanding at end of period	4,163	6,300	8,854	13,509	13,043	13,636	16,871	19,141	18,054
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.12	$14.58	$12.69	$12.38	$10.70	$9.42
Value at end of period	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70
Number of accumulation units outstanding at end of period	1,252	1,891	1,222	719	1,756	683
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.28	$11.97	$10.72	$9.98
Value at end of period	$9.33	$12.28	$11.97	$10.72
Number of accumulation units outstanding at end of period	17,822	39,941	43,013	39,273
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.94	$12.72	$11.07	$10.98
Value at end of period	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	760	155	151	72
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.05
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	26
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.43
Value at end of period	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	7,427	11,678	14,167	15,598	5,810	1,862	491
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.11	$14.89	$13.09
Value at end of period	$10.54	$17.11	$14.89
Number of accumulation units outstanding at end of period	801	755	740
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.83	$10.24
Value at end of period	$5.69	$9.83
Number of accumulation units outstanding at end of period	1,862	915

CFI 279

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.31	$50.75	$40.90	$36.82
Value at end of period	$34.67	$67.31	$50.75	$40.90
Number of accumulation units outstanding at end of period	1,629	9,379	8,879	2,705
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.11	$13.39	$12.98
Value at end of period	$8.08	$13.11	$13.39
Number of accumulation units outstanding at end of period	17	472	828
PAX WORLD BALANCED FUND
Value at beginning of period	$13.32	$12.29	$11.20	$11.20
Value at end of period	$9.15	$13.32	$12.29	$11.20
Number of accumulation units outstanding at end of period	1,507	4,415	2,501	143
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.00	$10.95	$11.00
Value at end of period	$11.05	$12.00	$10.95
Number of accumulation units outstanding at end of period	1,633	1,912	2,654
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.77	$11.34
Value at end of period	$5.30	$12.77
Number of accumulation units outstanding at end of period	2,452	3,469
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.19	$11.62	$10.89
Value at end of period	$7.80	$12.19	$11.62
Number of accumulation units outstanding at end of period	261	1,363	687
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.84	$12.60	$11.48
Value at end of period	$14.57	$13.84	$12.60
Number of accumulation units outstanding at end of period	4,550	5,494	4,987
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.70
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	13
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.86	$13.52	$12.30	$12.04
Value at end of period	$8.97	$14.86	$13.52	$12.30
Number of accumulation units outstanding at end of period	2,714	4,811	6,934	1,716
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.51	$10.07
Value at end of period	$5.68	$10.51
Number of accumulation units outstanding at end of period	1,128	550
WANGER SELECT
Value at beginning of period	$16.14	$14.89	$12.92
Value at end of period	$8.15	$16.14	$14.89
Number of accumulation units outstanding at end of period	2,824	9,155	4,080
WANGER USA
Value at beginning of period	$14.31	$13.71	$13.03
Value at end of period	$8.56	$14.31	$13.71
Number of accumulation units outstanding at end of period	2,499	8,704	7,658
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.41	$13.03	$11.54
Value at end of period	$8.89	$13.41	$13.03
Number of accumulation units outstanding at end of period	1,126	2,304	2,826

CFI 280

Condensed Financial Information (continued)

TABLE 34
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13	$13.745	$9.66
Value at end of period	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13	$13.745
Number of accumulation units outstanding at end of period	11,559	13,496	12,287	5,793	5,426	4,770	12,673	8,512	7,589	42
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911	$11.71	$9.601
Value at end of period	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911	$11.71
Number of accumulation units outstanding at end of period	6,036	7,190	6,774	3,099	6,402	5,704	5,554	8,421	3,109	115
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$5.57
Number of accumulation units outstanding at end of period	128
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987	$22.913	$20.612
Value at end of period	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987	$22.913
Number of accumulation units outstanding at end of period	3,789	3,454	3,043	2,963	2,919	2,888	3,346	5,995	5,812	6,811
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.31
Value at end of period	$6.35
Number of accumulation units outstanding at end of period	580
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.55	$16.60	$13.76	$12.47
Value at end of period	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	8,651	7,656	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453	$24.274	$19.722
Value at end of period	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453	$24.00
Number of accumulation units outstanding at end of period	37,172	53,961	48,810	47,548	36,904	38,784	40,914	43,865	39,966	37,380
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871	$18.502	$17.567
Value at end of period	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871	$18.502
Number of accumulation units outstanding at end of period	28,604	34,217	32,940	34,562	32,807	32,242	33,035	24,295	13,789	14,979
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137	$26.237	$19.273
Value at end of period	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137	$26.237
Number of accumulation units outstanding at end of period	33,604	37,992	35,402	33,625	38,369	40,387	61,965	73,611	63,542	43,826
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561	$19.42	$13.746
Value at end of period	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561	$19.42
Number of accumulation units outstanding at end of period	8,730	9,281	8,159	7,709	8,678	7,677	7,288	4,798	4,699	3,845
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.97
Value at end of period	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Number of accumulation units outstanding at end of period	4,629	4,722	4,327	3,705	4,473	1,392	203
CFI 281

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.83	$14.02
Value at end of period	$7.34	$13.83
Number of accumulation units outstanding at end of period	0	1,440
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.07	$16.55	$14.01	$13.96	$12.81	$11.50
Value at end of period	$10.03	$16.07	$16.55	$14.01	$13.96	$12.81
Number of accumulation units outstanding at end of period	893	1,269	1,269	1,360	1,621	1,466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$8.35
Value at end of period	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	914	914	708	493	616	231	359
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.75	$17.12	$15.20
Value at end of period	$11.02	$19.75	$17.12
Number of accumulation units outstanding at end of period	1,728	1,435	1,337
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228	$24.596	$21.857
Value at end of period	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228	$24.596
Number of accumulation units outstanding at end of period	11,756	43,686	46,227	48,380	56,053	67,625	73,073	85,982	83,252	86,058
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.91	$10.11	$9.60
Value at end of period	$6.37	$10.91	$10.11
Number of accumulation units outstanding at end of period	10	6	3
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.61	$17.70	$15.51	$14.58	$11.50	$8.73
Value at end of period	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	484	3,015	2,797	2,692	2,376	1,793
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842	$9.95
Value at end of period	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	16,205	18,825	18,223	17,334	18,325	20,959	35,654	29,525	21,058
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$10.67
Value at end of period	$6.31	$10.43
Number of accumulation units outstanding at end of period	28,318	40,095
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.04	$12.32	$10.94
Value at end of period	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	3,811	4,573	4,104
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.40	$20.74	$18.39	$17.87	$16.64	$13.21
Value at end of period	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	2,675	1,384	1,233	398	486	186
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.62	$12.67	$11.23	$10.83
Value at end of period	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	1,487	1,176	322	49
ING FMRSM DIVERIFIED MID CAP PORTFOLIO
Value at beginning of period	$14.89	$13.13	$11.85	$11.46
Value at end of period	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	672	454	350	219

CFI 282

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	2,071
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.51	$9.69
Value at end of period	$7.89	$13.51
Number of accumulation units outstanding at end of period	28,932	30,640
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90	$29.367	$25.249
Value at end of period	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90	$29.367
Number of accumulation units outstanding at end of period	58,482	258,548	282,823	324,582	395,518	428,544	635,531	832,516	878,040	975,160
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.82	$10.99
Value at end of period	$6.03	$10.82
Number of accumulation units outstanding at end of period	5,781	5,725
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87	$23.256	$18.888
Value at end of period	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87	$23.256
Number of accumulation units outstanding at end of period	30,020	37,244	40,435	37,672	37,366	42,075	46,170	52,914	43,031	37,025
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519	$10.913
Value at end of period	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519
Number of accumulation units outstanding at end of period	14,947	17,456	18,171	21,190	17,447	19,608	18,873	20,749	19,369	3,069
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694	$8.834
Value at end of period	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694
Number of accumulation units outstanding at end of period	14,752	19,654	21,117	21,458	18,177	11,492	10,437	9,282	6,766	1,965
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19	$13.986	$14.225
Value at end of period	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19	$13.986
Number of accumulation units outstanding at end of period	7,843	10,247	11,894	17,655	20,002	15,469	36,087	47,584	101,759	114,359
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.41
Value at end of period	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Number of accumulation units outstanding at end of period	3,615	5,269	3,369	7,166	7,221	23,604	157
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.78	$18.07	$13.43	$11.77
Value at end of period	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	4,535	4,536	3,528	5,302
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.27
Value at end of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	1,819	2,216	1,455	1,119	703	301	104
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.05	$11.29	$10.73
Value at end of period	$6.62	$11.05	$11.29
Number of accumulation units outstanding at end of period	33	19	10
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.83	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277	$28.743	$19.232
Value at end of period	$10.13	$16.83	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277	$28.743
Number of accumulation units outstanding at end of period	10,553	15,535	16,450	16,983	18,931	17,631	60,764	79,163	75,358	73,452

CFI 283

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.18	$11.01
Value at end of period	$7.04	$11.18
Number of accumulation units outstanding at end of period	27,826	29,883
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23
Value at end of period	$6.58
Number of accumulation units outstanding at end of period	4,154
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.27	$15.30	$12.46	$11.40
Value at end of period	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	1,160	497	447	397
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.80
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	393
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.69	$14.81	$11.43	$10.59
Value at end of period	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	4,027	3,630	269	1,027
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.10	$12.13	$11.36	$10.39	$9.30
Value at end of period	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	1,037	403	163	136	82
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736	$13.035	$12.524
Value at end of period	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736	$13.035
Number of accumulation units outstanding at end of period	27,162	19,425	10,286	5,770	5,128	25,362	23,654	48,394	82,420	81,149
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.29	$10.68
Value at end of period	$5.45	$11.29
Number of accumulation units outstanding at end of period	2,789	2,590
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.41	$13.65	$11.68	$10.02
Value at end of period	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	90,310	141,954	137,982	139,577
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.93	$12.89
Value at end of period	$7.86	$12.93
Number of accumulation units outstanding at end of period	1,567	722
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.61	$10.78	$10.03	$9.89
Value at end of period	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	15,739	16,158	18,643	24,536
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$18.83	$16.13	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071	$18.005
Value at end of period	$10.43	$18.83	$16.13	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071
Number of accumulation units outstanding at end of period	7,587	8,256	8,633	7,583	7,482	6,514	24,734	34,573	38,168	24,434

CFI 284

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085	$16.113
Value at end of period	$14.60	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085
Number of accumulation units outstanding at end of period	1,426	2,536	2,362	2,557	3,012	2,780	10,616	9,960	6,153	4,285
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.55	$11.33	$10.50	$10.41
Value at end of period	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	1,485	1,764	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.30
Value at end of period	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	6,987	9,664	9,478	3,107	2,390	12,578	1,481
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.16	$9.38
Value at end of period	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,385	1,753
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.29	$10.82	$10.66
Value at end of period	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	872	404	2,131
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.14	$11.21
Value at end of period	$7.79	$11.14
Number of accumulation units outstanding at end of period	402	280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.12	$12.20
Value at end of period	$7.39	$11.12
Number of accumulation units outstanding at end of period	4,259	6,346
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$6.86
Value at end of period	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Number of accumulation units outstanding at end of period	327	601	753	642	471	1,326	49
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762	$13.704
Value at end of period	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762
Number of accumulation units outstanding at end of period	9,075	11,360	10,563	9,130	9,938	9,137	19,293	17,879	15,865	9,745
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.17	$11.74	$10.98
Value at end of period	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	7,860	13,010	11,030
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.63	$12.19	$10.93	$10.65
Value at end of period	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	1,813	844	216	105
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.08	$13.38
Value at end of period	$8.16	$13.08
Number of accumulation units outstanding at end of period	24	259

CFI 285

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.49	$13.86
Value at end of period	$8.04	$13.49
Number of accumulation units outstanding at end of period	2,225	932
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.68
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	46
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789	$15.208	$14.336
Value at end of period	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789	$15.208
Number of accumulation units outstanding at end of period	1,239	919	787	643	488	531	3,319	5,920	6,547	7,165
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815	$18.105	$15.984
Value at end of period	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815	$18.105
Number of accumulation units outstanding at end of period	4,895	5,219	4,908	4,464	3,854	3,718	7,223	8,829	8,474	11,315
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521	$16.609	$15.214
Value at end of period	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521	$16.609
Number of accumulation units outstanding at end of period	3,451	3,098	3,356	4,131	2,775	2,794	8,114	8,972	10,168	14,627
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.86	$12.44	$10.95	$10.64
Value at end of period	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	10,316	6,015	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.50	$12.02	$11.12	$9.93
Value at end of period	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	94,485	134,089	130,682	122,399
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.21	$16.86	$14.29	$13.88	$12.20	$11.34
Value at end of period	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20
Number of accumulation units outstanding at end of period	4,538	7,533	3,620	2,793	1,688	705
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907	$22.123	$18.258
Value at end of period	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907	$22.123
Number of accumulation units outstanding at end of period	5,829	12,333	12,348	11,002	13,139	15,550	15,776	23,775	21,531	19,172
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	55,721
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.24	$11.08	$10.56
Value at end of period	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	13	13	7
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44	$35.806	$24.294
Value at end of period	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44	$35.806
Number of accumulation units outstanding at end of period	13,688	14,911	13,953	13,559	18,923	18,852	23,555	26,054	24,245	18,282
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601	$20.716	$16.861
Value at end of period	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601	$20.716
Number of accumulation units outstanding at end of period	13,555	14,879	14,728	14,908	20,498	20,672	41,305	61,575	64,259	66,415

CFI 286

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.08	$14.54	$12.67	$12.36	$10.69	$8.37
Value at end of period	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	2,347	5,389	5,138	5,050	5,083	3,990
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.27	$11.96	$10.71	$9.98
Value at end of period	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	22,736	44,927	43,020	33,741
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.92	$12.71	$11.07	$10.72
Value at end of period	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	579	1,362	47	15
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.75	$10.30
Value at end of period	$5.33	$8.75
Number of accumulation units outstanding at end of period	10	10
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.48
Value at end of period	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Number of accumulation units outstanding at end of period	5,576	12,129	10,843	10,084	5,587	5,785	152
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.51
Value at end of period	$6.89
Number of accumulation units outstanding at end of period	208
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.04	$14.84	$13.00
Value at end of period	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	1,005	1,043	947
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.81	$10.31
Value at end of period	$5.67	$9.81
Number of accumulation units outstanding at end of period	1,527	1,381
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.10	$50.61	$40.81	$35.59
Value at end of period	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.09	$13.38	$12.29
Value at end of period	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	4,415	3,942	2,872
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.95	$11.82
Value at end of period	$11.00	$11.95
Number of accumulation units outstanding at end of period	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.76	$10.60
Value at end of period	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,767	5,062

CFI 287

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.14	$11.58	$10.97
Value at end of period	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,157	6,037	116
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.91
Value at end of period	$5.46
Number of accumulation units outstanding at end of period	49
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.78	$12.55	$11.69
Value at end of period	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	5,262	4,803	13
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.87
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	668
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.80	$13.47	$12.73
Value at end of period	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	23,952	21,399	10,085
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.50	$10.70
Value at end of period	$5.66	$10.50
Number of accumulation units outstanding at end of period	772	322
WANGER SELECT
Value at beginning of period	$16.07	$14.83	$12.96
Value at end of period	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	2,711	2,307	1,766
WANGER USA
Value at beginning of period	$14.25	$13.66	$13.04
Value at end of period	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.36	$12.98	$11.39
Value at end of period	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	4,706	3,766	926

TABLE 35
FOR CONTRACTS ISSUED UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AMANA GROWTH FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.75
Value at end of period	$7.36
Number of accumulation units outstanding at end of period	4,929

CFI 288

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AMANA INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.09
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	5,713
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$39.98	$37.18	$30.43	$26.02	$22.60	$17.69	$19.619	$20.39
Value at end of period	$22.98	$39.98	$34.00	$30.43	$26.02	$22.60	$17.69	$19.619
Number of accumulation units outstanding at end of period	243,165	129,222	222,882	186,639	113,205	76,218	48,769	32,888
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$25.10	$24.84	$21.74	$19.56	$16.83	$12.77	$14.611	$14.784
Value at end of period	$15.66	$25.10	$23.79	$21.74	$19.56	$16.83	$12.77	$14.611
Number of accumulation units outstanding at end of period	189,045	24,067	190,582	198,919	204,340	188,383	139,655	65,669
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.57	$18.25	$16.47	$15.30	$12.57	$9.28	$10.753	$10.431
Value at end of period	$11.67	$17.57	$18.74	$16.47	$15.30	$12.57	$9.28	$10.753
Number of accumulation units outstanding at end of period	137,475	2,302	152,178	171,957	196,548	157,127	113,974	23,305
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.30	$21.92	$20.21	$19.59	$18.73	$17.72	$16.447	$15.886
Value at end of period	$20.41	$22.30	$21.03	$20.21	$19.59	$18.73	$17.72	$16.447
Number of accumulation units outstanding at end of period	124,069	55,907	117,383	95,977	43,381	25,129	20,096	22,510
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.45	$15.18	$12.29	$10.47
Value at end of period	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	463,028	25,696	480,117	456,721
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.48	$12.23	$11.16
Value at end of period	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	212,287	12,111	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.96	$12.67	$11.57
Value at end of period	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	492,484	7,503	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.41	$13.03	$11.72
Value at end of period	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	302,587	14,584	7,884
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.84	$13.38	$12.21
Value at end of period	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	181,230	13,254	7,199
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.74	$11.51
Value at end of period	$9.78	$11.74
Number of accumulation units outstanding at end of period	45,639	1,352

CFI 289

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.21
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	43,787

TABLE 36
FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE
UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.94	$10.75	$10.19	$9.44
Value at end of period	$6.81	$11.94	$10.75	$10.19
Number of accumulation units outstanding at end of period	0	20,410	21,967	12,160
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$11.02	$10.28	$8.88	$8.50
Value at end of period	$7.64	$11.02	$10.28	$8.88
Number of accumulation units outstanding at end of period	0	12,263	11,329	6,724
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$25.99	$25.49	$23.63	$22.54
Value at end of period	$17.70	$25.99	$25.49	$23.63
Number of accumulation units outstanding at end of period	0	3,425	3,482	4,096
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.01
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	168,795
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$19.66	$16.67	$13.79	$12.71
Value at end of period	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	27,027	10,808	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$38.58	$33.07	$29.84	$25.72
Value at end of period	$22.00	$38.58	$33.07	$29.84
Number of accumulation units outstanding at end of period	145,938	145,423	142,497	116,047
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.92	$27.72	$23.25	$22.13
Value at end of period	$15.88	$27.92	$27.72	$23.25
Number of accumulation units outstanding at end of period	0	47,875	44,943	45,682
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$24.88	$19.75	$18.64	$17.76
Value at end of period	$13.04	$24.88	$19.75	$18.64
Number of accumulation units outstanding at end of period	95,499	73,759	83,958	95,310
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.90	$21.40	$18.27	$15.47
Value at end of period	$13.88	$24.90	$21.40	$18.27
Number of accumulation units outstanding at end of period	0	9,673	7,983	8,187

CFI 290

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.12	$18.71	$16.12	$14.94
Value at end of period	$12.04	$18.12	$18.71	$16.12
Number of accumulation units outstanding at end of period	28,953	32,581	27,737	38,869
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	532,615
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.89	$12.63	$13.32
Value at end of period	$7.38	$13.89	$12.63
Number of accumulation units outstanding at end of period	0	1,781	1,588
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$16.21	$16.68	$14.09	$14.03
Value at end of period	$10.14	$16.21	$16.68	$14.09
Number of accumulation units outstanding at end of period	0	1,419	1,311	326
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.48	$16.07	$14.03	$13.12
Value at end of period	$11.28	$15.48	$16.07	$14.03
Number of accumulation units outstanding at end of period	6,124	5,925	4,748	3,583
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.85	$17.19	$13.41	$12.70
Value at end of period	$11.10	$19.85	$17.19	$13.41
Number of accumulation units outstanding at end of period	0	3,849	2,360	457
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$31.06	$29.66	$27.18	$26.28
Value at end of period	$22.15	$31.06	$29.66	$27.18
Number of accumulation units outstanding at end of period	0	61,710	69,428	81,843
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.93	$10.56
Value at end of period	$6.39	$10.93
Number of accumulation units outstanding at end of period	0	182
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.77	$17.83	$15.59	$14.64
Value at end of period	$10.94	$18.77	$17.83	$15.59
Number of accumulation units outstanding at end of period	20,859	23,133	23,479	23,357
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$5.13	$4.34	$4.08	$3.68
Value at end of period	$3.06	$5.13	$4.34	$4.08
Number of accumulation units outstanding at end of period	178,798	179,166	174,066	167,365
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.44	$10.67
Value at end of period	$6.32	$10.44
Number of accumulation units outstanding at end of period	0	64,528
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.07	$12.34	$10.42
Value at end of period	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	8,929	3,511	12,852

CFI 291

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.31	$10.28
Value at end of period	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	340
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$21.60	$20.90	$18.50	$17.95
Value at end of period	$13.02	$21.60	$20.90	$18.50
Number of accumulation units outstanding at end of period	0	3,163	1,697	808
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.68	$12.70	$11.24	$10.67
Value at end of period	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	11,914	3,898	1,817	1,334
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	5,061
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.53	$9.69
Value at end of period	$7.92	$13.53
Number of accumulation units outstanding at end of period	47,843	30,843
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.23	$25.56	$22.56	$21.03
Value at end of period	$16.85	$27.23	$25.56	$22.56
Number of accumulation units outstanding at end of period	0	175,649	212,796	251,743
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.83	$10.99
Value at end of period	$6.04	$10.83
Number of accumulation units outstanding at end of period	10,240	14,684
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period	$11.69	$10.90	$10.02
Value at end of period	$6.52	$11.69	$10.90
Number of accumulation units outstanding at end of period	3,634	3,254	802
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.72	$22.76	$20.03	$19.16
Value at end of period	$14.77	$23.72	$22.76	$20.03
Number of accumulation units outstanding at end of period	0	133,424	136,756	146,524
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.22	$23.15	$21.32	$19.34
Value at end of period	$15.00	$24.22	$23.15	$21.32
Number of accumulation units outstanding at end of period	0	59,202	62,234	65,545
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.96	$18.23	$16.15	$15.12
Value at end of period	$11.18	$16.96	$18.23	$16.15
Number of accumulation units outstanding at end of period	0	11,940	15,670	20,542
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.52	$20.46	$19.82	$19.37
Value at end of period	$19.54	$21.52	$20.46	$19.82
Number of accumulation units outstanding at end of period	21,798	23,108	26,043	31,506

CFI 292

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.91	$16.80	$13.08	$12.05
Value at end of period	$10.74	$18.91	$16.80	$13.08
Number of accumulation units outstanding at end of period	42,886	6,888	7,576	7,956
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.76
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	930
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.88	$18.11	$13.45	$11.21
Value at end of period	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	0	15,966	12,050	3,322
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.93	$17.66	$15.28	$14.19
Value at end of period	$11.91	$17.93	$17.66	$15.28
Number of accumulation units outstanding at end of period	7,663	10,002	6,967	4,986
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.78	$13.11	$11.33	$11.30
Value at end of period	$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period	0	1,200	959	70
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.08	$11.30	$10.73
Value at end of period	$6.65	$11.08	$11.30
Number of accumulation units outstanding at end of period	0	1,633	4
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$17.05	$17.47	$15.96	$14.44
Value at end of period	$10.28	$17.05	$17.47	$15.96
Number of accumulation units outstanding at end of period	0	74,616	83,164	90,932
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.35	$12.17	$11.52	$10.40
Value at end of period	$5.01	$11.35	$12.17	$11.52
Number of accumulation units outstanding at end of period	0	3,448	1,956	1,053
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.21	$10.80
Value at end of period	$7.07	$11.21
Number of accumulation units outstanding at end of period	0	96,943
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$13.47	$11.89	$11.71
Value at end of period	$7.97	$13.47	$11.89
Number of accumulation units outstanding at end of period	0	4,909	4,085
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.35	$15.34	$12.47	$11.68
Value at end of period	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	6,716	6,949	5,257	115
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.60	$14.15	$12.74	$12.48
Value at end of period	$11.24	$14.60	$14.15	$12.74
Number of accumulation units outstanding at end of period	0	5,599	4,235	5,113
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.76	$14.85	$11.44	$10.82
Value at end of period	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	21,966	17,801	7,566	3,243

CFI 293

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.25	$12.23	$11.43	$10.44
Value at end of period	$9.44	$15.25	$12.23	$11.43
Number of accumulation units outstanding at end of period	0	2,237	2,143	1,757
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.93	$15.27	$14.68	$14.36
Value at end of period	$16.22	$15.93	$15.27	$14.68
Number of accumulation units outstanding at end of period	61,458	56,606	33,694	20,415
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.32	$10.94
Value at end of period	$5.47	$11.32
Number of accumulation units outstanding at end of period	0	24
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.47	$13.69	$11.70	$10.02
Value at end of period	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	0	321,849	335,930	350,684
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.99	$12.55	$11.01	$10.82
Value at end of period	$7.90	$12.99		$11.01
Number of accumulation units outstanding at end of period	0	656		1,967
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.66	$10.81	$10.05	$9.89
Value at end of period	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	26,197	29,996	30,773	34,987
ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO
Value at beginning of period	$19.07	$16.31	$16.02	$14.76
Value at end of period	$10.58	$19.07	$16.31	$16.02
Number of accumulation units outstanding at end of period	0	23,681	28,119	32,026
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
Value at beginning of period	$23.20	$22.70	$19.72	$18.57
Value at end of period	$14.82	$23.20	$22.70	$19.72
Number of accumulation units outstanding at end of period	0	21,455	22,816	24,030
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.60	$11.36	$10.51	$10.40
Value at end of period	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	9,180	3,054	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.02	$12.00	$11.63	$11.48
Value at end of period	$12.89	$13.02	$12.00	$11.63
Number of accumulation units outstanding at end of period	15,482	13,013	8,009	7,399
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.18	$9.40
Value at end of period	$6.36	$9.18
Number of accumulation units outstanding at end of period	60,249	60,116
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.31	$10.83	$9.75
Value at end of period	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	2,070	1,739	304

CFI 294

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.17	$10.61	$10.58
Value at end of period	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	0	2,360	2
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.15	$10.63	$9.30
Value at end of period	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	0	29,968	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.30
Value at end of period	$6.64
Number of accumulation units outstanding at end of period	275,244
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.89
Value at end of period	$5.93
Number of accumulation units outstanding at end of period	147,022
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.95	$9.11	$8.16	$7.54
Value at end of period	$6.46	$9.95	$9.11	$8.16
Number of accumulation units outstanding at end of period	0	2,506	2,104	1,318
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$30.47	$29.01	$25.04	$22.89
Value at end of period	$20.84	$30.47	$29.01	$25.04
Number of accumulation units outstanding at end of period	0	26,605	25,658	27,097
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.22	$11.77	$10.71	$10.38
Value at end of period	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	7,208	38,153	5,713	15
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.68	$12.22	$11.25
Value at end of period	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	20,100	14,613	21,572
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$13.13	$12.57	$11.48
Value at end of period	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	51,405	8,961	4,567
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.55	$12.91	$11.68
Value at end of period	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	14,260	9,808	3,166
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.49	$11.37
Value at end of period	$9.50	$11.49
Number of accumulation units outstanding at end of period	2,431	2,392
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.42	$19.45	$18.10	$17.57
Value at end of period	$15.48	$20.42	$19.45	$18.10
Number of accumulation units outstanding at end of period	0	5,091	4,795	4,446
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.65	$21.74	$19.36	$18.38
Value at end of period	$14.37	$22.65	$21.74	$19.36
Number of accumulation units outstanding at end of period	0	9,611	11,975	10,341

CFI 295

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.30	$20.36	$18.46	$17.77
Value at end of period	$14.69	$21.30	$20.36	$18.46
Number of accumulation units outstanding at end of period	0	9,226	6,466	6,425
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.92	$12.47	$10.97	$10.65
Value at end of period	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	32,285	27,063	11,468	3,553
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.56	$12.06	$11.14	$9.94
Value at end of period	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	0	256,546	298,591	339,121
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.33	$16.95	$14.35	$13.92
Value at end of period	$11.06	$17.33	$16.95	$14.35
Number of accumulation units outstanding at end of period	158,900	21,525	14,819	12,211
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$27.23	$24.98	$22.22	$21.10
Value at end of period	$15.61	$27.23	$24.98	$22.22
Number of accumulation units outstanding at end of period	44,471	48,672	53,823	55,772
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
Value at beginning of period	$12.81	$11.21	$9.85
Value at end of period	$7.55	$12.81	$11.21
Number of accumulation units outstanding at end of period	0	4,053	29
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$11.27	$11.09	$10.51
Value at end of period	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	3,375	2,540	1,587
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$30.64	$28.80	$24.85	$24.66
Value at end of period	$18.31	$30.64	$28.80	$24.85
Number of accumulation units outstanding at end of period	0	12,246	12,777	14,130
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$20.06	$19.99	$17.59	$16.21
Value at end of period	$11.99	$20.06	$19.99	$17.59
Number of accumulation units outstanding at end of period	0	29,290	33,807	36,918
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.62
Value at end of period	$5.53
Number of accumulation units outstanding at end of period	4
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.20	$14.65	$12.74	$12.41
Value at end of period	$8.95	$14.20	$14.65	$12.74
Number of accumulation units outstanding at end of period	0	10,159	9,043	8,280
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.32	$11.99	$10.73	$9.98
Value at end of period	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	234,751	112,324	126,104	137,161
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.97	$12.75	$11.08	$10.71
Value at end of period	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	6,335	6,303	4,225	1,179
CFI 296

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
Value at beginning of period	$10.07	$10.54	$9.88
Value at end of period	$6.72	$10.07	$10.54
Number of accumulation units outstanding at end of period	0	34	829
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.09
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	99,617
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$15.22	$15.25	$13.70	$12.76
Value at end of period	$9.15	$15.22	$15.25	$13.70
Number of accumulation units outstanding at end of period	0	90,317	89,562	85,245
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
Value at beginning of period	$11.42	$10.73	$9.79
Value at end of period	$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period	0	29	146
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.13	$14.90	$12.91
Value at end of period	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	256,382	1,808	1,862
OPCAP MID CAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.82	$10.09
Value at end of period	$5.68	$9.82
Number of accumulation units outstanding at end of period	1,954	56
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$67.85	$51.10	$41.15	$37.03
Value at end of period	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	20,457	11,408	7,494	3,274
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.15	$13.42	$11.76	$10.80
Value at end of period	$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period	0	4,436	3,819	18
PAX WORLD BALANCED FUND
Value at beginning of period	$13.43	$12.37	$11.26	$11.17
Value at end of period	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$12.01	$10.96	$10.95	$10.85
Value at end of period	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.77	$10.30
Value at end of period	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	11,602
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.20	$11.62	$10.80	$10.74
Value at end of period	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	0	5,055	1,367	1,227

CFI 297

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.88
Value at end of period	$6.19
Number of accumulation units outstanding at end of period	66,220
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$13.86	$12.60	$11.20	$11.14
Value at end of period	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.88	$13.53	$12.29	$11.73
Value at end of period	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	162,147	13,963	9,313	2,390
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.51	$10.78
Value at end of period	$5.67	$10.51
Number of accumulation units outstanding at end of period	2,794	3,818
WANGER SELECT
Value at beginning of period	$16.16	$14.89	$12.54	$12.60
Value at end of period	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	13,331	12,439	4,148	21
WANGER USA
Value at beginning of period	$14.33	$13.71	$12.81	$11.96
Value at end of period	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	10,212	2,628	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.43	$13.03	$11.14	$10.95
Value at end of period	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	0	8,027	3,289	829

TABLE 37

FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES (Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003

AIM V.I. CORE EQUITY FUND
Value at beginning of period	$14.53	$13.52	$11.66	$11.15	$10.55
Value at end of period	$10.08	$14.53	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	659	483	386	285	206
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.95
Value at end of period	$12.16
Number of accumulation units outstanding at end of period	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.84	$16.98	$15.30	$13.17	$11.50	$11.07
Value at end of period	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50
Number of accumulation units outstanding at end of period	103,341	84,797	66,268	36,587	18,405	8,227

CFI 298

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.38	$18.95	$16.31	$15.09	$12.28	$10.28
Value at end of period	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28
Number of accumulation units outstanding at end of period	42,902	34,672	27,856	17,772	11,968	2,343
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$19.24	$18.22	$15.87	$14.84	$11.65	$10.32
Value at end of period	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65
Number of accumulation units outstanding at end of period	19,813	14,632	10,483	6,333	3,430	2,498
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.54	$13.73	$11.71	$10.02
Value at end of period	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	46,865	54,026	43,001	26,655
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.71	$10.84	$10.06	$9.90
Value at end of period	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	50,046	32,830	16,375	5,153
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.35	$12.26	$11.84	$11.64	$11.20	$10.90
Value at end of period	$13.24	$13.35	$12.26	$11.84	$11.64	$11.20
Number of accumulation units outstanding at end of period	26,533	23,524	19,114	13,279	5,432	3,241
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.36
Value at end of period	$6.39
Number of accumulation units outstanding at end of period	156,727
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.12
Value at end of period	$7.45
Number of accumulation units outstanding at end of period	62,485
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.67	$13.43	$11.93	$11.31	$10.37	$9.96
Value at end of period	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37
Number of accumulation units outstanding at end of period	9,513	7,777	6,339	14,012	14,100	691
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.31
Number of accumulation units outstanding at end of period	46
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.55	$14.97	$12.97	$12.58	$10.82	$9.72
Value at end of period	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82
Number of accumulation units outstanding at end of period	12,509	11,193	9,784	10,377	4,360	101
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.37	$12.03	$10.74	$9.82
Value at end of period	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	20,796	13,182	12,528	8,594
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.27	$12.71	$11.17	$10.67	$9.74	$9.35
Value at end of period	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74
Number of accumulation units outstanding at end of period	5,587	4,516	7,331	5,166	5,766	2,836

CFI 299

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.14	$16.35	$15.04	$13.62	$11.76	$10.11
Value at end of period	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76
Number of accumulation units outstanding at end of period	8,978	7,405	6,136	5,096	2,316	154
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.47	$17.68	$15.64	$14.62	$12.09	$11.74
Value at end of period	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09
Number of accumulation units outstanding at end of period	8,918	5,179	5,326	4,700	2,854	108
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.57	$12.88	$12.46	$12.16	$11.70	$11.66
Value at end of period	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70
Number of accumulation units outstanding at end of period	26,899	25,109	24,875	9,451	957	470
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.99	$16.85	$13.10	$12.05	$10.33	$8.74
Value at end of period	$10.80	$18.99	$16.85	$13.10	$12.05	10.330
Number of accumulation units outstanding at end of period	46,818	24,300	20,602	16,355	11,146	1,627
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$11.55	$11.05	$10.61	$10.36	$10.35	$10.35
Value at end of period	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35
Number of accumulation units outstanding at end of period	68,430	37,109	15,836	6,017	1,244	5
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.41	$12.76	$11.85	$11.49	$10.74	$10.53
Value at end of period	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74
Number of accumulation units outstanding at end of period	4,533	3,001	2,574	1,681	1,007	555
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.27	$13.67	$12.16	$11.52	$10.38	$10.04
Value at end of period	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38
Number of accumulation units outstanding at end of period	1,561	1,139	516	3,070	1,377	74
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.87	$13.23	$11.98	$11.51	$10.67
Value at end of period	$9.58	$13.87	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	292	396	529	384	187
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$17.20	$17.21	$15.44	$14.36	$11.65	$10.09
Value at end of period	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65
Number of accumulation units outstanding at end of period	27,616	23,885	22,848	17,040	12,913	2,987
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.15
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	35
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.74
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	1,763
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.97	$14.94	$12.28	$11.69	$10.11	$9.05
Value at end of period	$10.36	$14.97	$14.94	$12.28	$11.69	$10.11
Number of accumulation units outstanding at end of period	5	78,683	58,067	33,925	18,301	6,272

CFI 300

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.92
Value at end of period	$9.30
Number of accumulation units outstanding at end of period	6,653

CFI 301

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated May 1, 2009 as well as all current prospectuses for the funds available under the Contracts.

___Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-09)
dated May 1, 2009.

___Please send the most recent annual and/or quarterly report for ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.01107-09

                                                                        PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated May 1, 2009

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2009. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C
(the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1,
2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life
Insurance Company organized in 1954).

As of December 31, 2008, the Company had $50 billion invested through its products, including $37 billion in its separate accounts (of which its investment management affiliates manage or oversee the management of $22 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 15, 2008. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The
Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

2

The funds currently available under the contract are as follows*:
AIM Mid Cap Core Equity Fund (Class A)(1)(2)	ING Index Plus LargeCap Portfolio (Class I)(6)	ING Strategic Allocation Growth Portfolio
AIM V.I. Capital Appreciation Fund (Series I)	ING Index Plus MidCap Portfolio (Class I)(6)	(Class I)(6)(9)
AIM V.I. Core Equity Fund (Series I)	ING Index Plus SmallCap Portfolio (Class I)(6)	ING Strategic Allocation Moderate Portfolio
Alger Green Fund (Class A)(1)(2)	ING Intermediate Bond Portfolio (Class I)(6)	(Class I)(6)(9)
Allianz NFJ Large Cap Value Fund (Institutional	ING International Index Portfolio (Class 1)	ING T. Rowe Price Capital Appreciation
Class)(1)(3)	ING International Value Portfolio (Class I(6)	Portfolio (Class S)
Amana Growth Fund(1)	ING Janus Contrarian Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap Growth
Amana Income Fund(1)	ING JPMorgan Emerging Markets Equity	Portfolio (I Class)
American Century® Income & Growth Fund	Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio
(A Class)(1)(4)	ING JPMorgan Mid Cap Value Portfolio	(Class S)
American Century® Inflation-Adjusted Bond	(S Class)	ING T. Rowe Price Growth Equity Portfolio
Fund (Investor Class)(1)(2)	ING JPMorgan Small Cap Core Equity Portfolio	(I Class)
Artisan International Fund (Investor Shares)(1)	(Class S)	ING Templeton Foreign Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund	ING JPMorgan Value Opportunities Portfolio	(I Class)
(Class A)(1)(2)	(Class S)	ING Templeton Global Growth Portfolio
Calvert Social Balanced Portfolio	ING Legg Mason Partners Aggressive Growth	(Class S)
ColumbiaSM Acorn® Fund (Class Z)(1)(5)	Portfolio (I Class)	ING Thornburg Value Portfolio (I Class)
Columbia Mid Cap Value Fund (Class A)(1)	ING Lord Abbett Affiliated Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio
Columbia Mid Cap Value Fund (Class Z)(1)(5)	ING Marsico Growth Portfolio (Class I)	(I Class)
EuroPacific Growth Fund® (Class R-4)(1)	ING Marsico International Opportunities	ING U.S. Bond Index Portfolio (Class 1)(6)
Evergreen Special Values Fund (Class A)(1)(4)	Portfolio (Class S)	ING Van Kampen Capital Growth Portfolio
Fidelity ® VIP Contrafund® Portfolio	ING MFS Total Return Portfolio (Class S)	(Class I)
(Initial Class)	ING MFS Utilities Portfolio (Class S)	ING Van Kampen Comstock Portfolio (S Class)
Fidelity ® VIP Equity-Income Portfolio	ING MidCap Opportunities Portfolio	ING Van Kampen Equity and Income Portfolio
(Initial Class)	(Class I)(6)	(I Class)
Fidelity ® VIP Growth Portfolio (Initial Class)	ING Money Market Portfolio (Class I)(6)	ING Van Kampen Growth and Income Portfolio
Fidelity ® VIP Mid Cap Portfolio (Initial Class)(3)	ING Neuberger Berman Partners Portfolio	(Class S)
Fidelity ® VIP Overseas Portfolio (Initial Class)(4)	(S Class)	ING Wells Fargo Small Cap Disciplined
Franklin Small Cap Value Securities Fund	ING Oppenheimer Global Portfolio (I Class)	Portfolio (Class S)
(Class 2)	ING Oppenheimer Main Street Portfolio®	Lazard U.S. Mid Cap Equity Portfolio (Open
	(Class S)	Shares) (1)
Fundamental InvestorsSM (Class R-4)(1)
ING AllianceBernstein Mid Cap Growth	ING Oppenheimer Strategic Income Portfolio	LKCM Aquinas Growth Fund(1)(3)
Portfolio (Class S)	(I Class)	Loomis Sayles Small Cap Value Fund (Retail
	ING Opportunistic LargeCap Growth Portfolio	Class)(1)
ING American Century Large Company Value	(Class I)
Portfolio (S Class)		Lord Abbett Series Fund - Mid-Cap Value
ING American Century Small-Mid Cap Value	ING Opportunistic LargeCap Portfolio	Portfolio (Class VC)
Portfolio (S Class)	(Class I)(6)	Morgan Stanley U.S. Small Cap Value Portfolio
	ING PIMCO High Yield Portfolio (Class S)	(Class I)(1)(3)
ING Artio Foreign Portfolio (Class S)(6)	ING PIMCO Total Return Portfolio (S Class)	Neuberger Berman Socially Responsive Fund®
(Trust Class)(1)
ING Balanced Portfolio, Inc. (Class I)(6)
ING Baron Asset Portfolio (S Class)	ING Pioneer Equity Income Portfolio (Class I)
	ING Pioneer Fund Portfolio (Class I)	New Perspective Fund® (Class R-4)(1)
ING Baron Small Cap Growth Portfolio
(S Class)	ING Pioneer High Yield Portfolio (I Class)	OpCap Mid Cap Portfolio
ING BlackRock Large Cap Growth Portfolio	ING Pioneer Mid Cap Value Portfolio (Class I)	Oppenheimer Developing Markets Fund
	ING RussellTM Large Cap Index Portfolio	(Class A)(1)
(Class I)
ING BlackRock Science and Technology	(Class I)	Oppenheimer Main Street Small Cap Fund® /VA
	ING RussellTM Mid Cap Index Portfolio	Pax World Balanced Fund (Individual Investor
Opportunities Portfolio (Class I)(6)	(Class I)	Class) (1)
ING Clarion Global Real Estate Portfolio
(Class I)(6)	ING RussellTM Small Cap Index Portfolio	PIMCO VIT Real Return Portfolio
	(Class I)	(Administrative Class)
ING Clarion Real Estate Portfolio (Class S)(6)
	ING Small Company Portfolio (Class I)(6)	Pioneer Emerging Markets VCT Portfolio
ING Columbia Small Cap Value Portfolio		(Class I)
(S Class)(6)	ING SmallCap Opportunities Portfolio
	(Class I)(6)	Pioneer High Yield VCT Portfolio (Class I)
ING Davis New York Venture Portfolio
(S Class)	ING Solution Growth and Income Portfolio	RiverSource Diversified Equity Income Fund
	(S Class)(9)	(Class R4)(1)
ING Evergreen Health Sciences Portfolio
(Class S)	ING Solution Growth Portfolio (S Class)(9)	SMALLCAP World Fund® (Class R-4) (1)
	ING Solution Income Portfolio (S Class)(9)	Templeton Global Bond Fund (Class A)(1)
ING FMRSM Diversified Mid Cap Portfolio
(Class S)**	ING Solution 2015 Portfolio (S Class)(9)	The Bond Fund of AmericaSM (Class R-4)(1)
	ING Solution 2025 Portfolio (S Class)(9)	The Growth Fund of America® (Class R-4)(1)
ING GET U.S. Core Portfolio(7)
ING Global Resources Portfolio (Class S) ING GNMA Income Fund (Class A)(1) (8)	ING Solution 2035 Portfolio (S Class)(9)	Wanger International
	ING Solution 2045 Portfolio (S Class)(9)	Wanger Select
ING Growth and Income Portfolio (Class I)(6)
ING Growth and Income Portfolio II (Class S)(6)	ING Stock Index Portfolio (Class I)	Wanger USA
ING Index Plus International Equity	ING Strategic Allocation Conservative	Washington Mutual Investors FundSM
Portfolio (Class I)(6)	Portfolio (Class I)(6)(9)	(Class R-4)(1)

*	The following funds are only available to a limited number of participants who did not participate in the fund substitution during April, 2005: Janus Aspen
Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Worldwide Portfolio,
Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA. Pioneer Equity Income VCT Portfolio is only available to a limited number of participants who did not participate in the fund substitution during July, 2007.
**	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds” in the prospectus.
(2)	This fund is scheduled to be available May 11, 2009.
(3)	This fund is not available for all plans. Availability is subject to Company and/or plan sponsor approval.
(4)	These funds are only available to plans offering the funds prior to certain dates as follows: American Century® Income & Growth Fund - prior to May 1, 2002;
Evergreen Special Values Fund - prior to September 1, 2005 and Fidelity® VIP Overseas Portfolio - prior to May 1, 2004.

3

(Footnotes continued)

(5)	Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
(6)	This fund has changed its name to the name listed above. See “Appendix V” in the prospectus for a complete list of former and current fund names.
(7)	The ING GET U.S. Core Portfolio is not currently available for investment.
(8)	This fund is scheduled to be available on June 22, 2009.
(9)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” in the prospectus for additional information.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial
Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of
ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Purchase and Participation - Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2008, 2007 and 2006 amounted to approximately $43,901,529.15, $44,267,199.63 and
$43,390,180.16, respectively. These amounts reflect approximate compensation paid to ING Financial
Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s)
fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5%
or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

4

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by
(b), where (a) is the amount of the first income phase payment based upon a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the
Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or
$273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of
Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

5

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation
and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-
paying ability. We may also quote ranking services such as Morningstar’s Variable

Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service
(VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent Registered
Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable
Annuity Account C.

6

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2008
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2008

                                      This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	Fidelity® Variable Insurance Products:
AIM Mid Cap Core Equity Fund - Class A	Fidelity® VIP Equity-Income Portfolio - Initial Class
AIM Small Cap Growth Fund - Class A	Fidelity® VIP Growth Portfolio - Initial Class
AIM Investment Funds:	Fidelity® VIP High Income Portfolio - Initial Class
AIM Global Health Care Fund - Investor Class	Fidelity® VIP Overseas Portfolio - Initial Class
AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
AllianceBernstein Growth and Income Fund, Inc.:	Fidelity® Variable Insurance Products III:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Fidelity® VIP Mid Cap Portfolio - Initial Class
AllianceBernstein Variable Products Series Fund, Inc.:	Fidelity® Variable Insurance Products V:
AllianceBernstein Growth and Income Portfolio - Class A	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Allianz Funds:	Franklin Mutual Series Fund Inc.:
Allianz NFJ Large-Cap Value Fund - Institutional Class	Mutual Discovery Fund - Class R
Allianz NFJ Small-Cap Value Fund - Class A	Franklin Strategic Series:
Amana Mutual Funds Trust:	Franklin Small-Mid Cap Growth Fund - Class A
Amana Growth Fund	Franklin Templeton Variable Insurance Products Trust:
Amana Income Fund	Franklin Small Cap Value Securities Fund - Class 2
American Balanced Fund®, Inc.:	Fundamental Investors, Inc.:
American Balanced Fund® - Class R-3	Fundamental Investors, Inc. - Class R-3
American Century Quantitative Equity Funds, Inc.:	Fundamental Investors, Inc. - Class R-4
American Century Income & Growth Fund - A Class	The Growth Fund of America®, Inc.:
Ariel Investment Trust:	The Growth Fund of America® - Class R-3
Ariel Appreciation Fund	The Growth Fund of America® - Class R-4
Ariel Fund	The Income Fund of America®, Inc.:
Artisan Funds, Inc.:	The Income Fund of America® - Class R-3
Artisan International Fund - Investor Shares	ING Equity Trust:
The Bond Fund of AmericaSM, Inc.:	ING Financial Services Fund - Class A
The Bond Fund of AmericaSM, Inc. - Class R-4	ING Real Estate Fund - Class A
Calvert Variable Series, Inc.:	ING Funds Trust:
Calvert Social Balanced Portfolio	ING GNMA Income Fund - Class A
Capital One Funds:	ING Intermediate Bond Fund - Class A
Capital One Mid Cap Equity Fund - Class A	ING Investors Trust:
Columbia Acorn Trust:	ING AllianceBernstein Mid Cap Growth Portfolio - Service
ColumbiaSM Acorn Fund® - Class Z	Class
Columbia Funds Series Trust:	ING BlackRock Large Cap Growth Portfolio - Institutional
Columbia Mid Cap Value Fund - Class A	Class
Columbia Mid Cap Value Fund - Class Z	ING BlackRock Large Cap Growth Portfolio - Service Class
DWS Institutional Funds:	ING BlackRock Large Cap Growth Portfolio - Service 2 Class
DWS Equity 500 Index Fund - Class S	ING Evergreen Health Sciences Portfolio - Service Class
EuroPacific Growth Fund®:	ING Evergreen Omega Portfolio - Service Class
EuroPacific Growth Fund® - Class R-3	ING FMRSM Diversified Mid Cap Portfolio - Service Class
EuroPacific Growth Fund® - Class R-4	ING Global Real Estate Portfolio - Institutional Class
Evergreen Equity Trust:	ING Global Resources Portfolio - Institutional Class
Evergreen Special Values Fund - Class A

ING Investors Trust (continued):	ING Partners, Inc.:
ING Global Resources Portfolio - Service Class	ING American Century Large Company Value Portfolio -
ING Janus Contrarian Portfolio - Service Class	Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING American Century Large Company Value Portfolio - Service
Class	Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING American Century Small-Mid Cap Value Portfolio - Service
Class	Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional	ING Baron Small Cap Growth Portfolio - Adviser Class
Class	ING Baron Small Cap Growth Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Index Solution 2015 Portfolio - Adviser Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Index Solution 2025 Portfolio - Adviser Class
ING Marsico Growth Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Adviser Class
ING Marsico Growth Portfolio - Service Class	ING Index Solution 2045 Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Adviser	ING Index Solution Income Portfolio - Adviser Class
Class	ING JPMorgan International Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Service	ING JPMorgan International Portfolio - Initial Class
Class	ING JPMorgan International Portfolio - Service Class
ING MFS Total Return Portfolio - Adviser Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
ING MFS Total Return Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
ING MFS Utilities Portfolio - Service Class	Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
ING PIMCO High Yield Portfolio - Institutional Class	Class
ING PIMCO High Yield Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING Pioneer Equity Income Portfolio - Institutional Class	Class
ING Pioneer Fund Portfolio - Institutional Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
ING Pioneer Fund Portfolio - Service Class	Class
ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial
ING Pioneer Mid Cap Value Portfolio - Institutional Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class	ING Neuberger Berman Regency Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING Van Kampen Capital Growth Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Van Kampen Capital Growth Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Van Kampen Large Cap Growth Portfolio - Institutional	ING PIMCO Total Return Portfolio - Service Class
Class	ING Pioneer High Yield Portfolio - Initial Class
ING Van Kampen Large Cap Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class	ING Solution 2015 Portfolio - Adviser Class
ING Van Kampen Real Estate Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Institutional	ING Solution 2025 Portfolio - Adviser Class
Class	ING Solution 2025 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Mutual Funds:	ING Solution Growth and Income Portfolio - Service Class
ING International Growth Opportunities Fund - Class Q	ING Solution Growth Portfolio - Service Class
ING International SmallCap Multi-Manager Fund - Class A	ING Solution Income Portfolio - Adviser Class
ING Solution Income Portfolio - Service Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Index Plus SmallCap Portfolio - Class S
Adviser Class	ING VP Small Company Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Small Company Portfolio - Class S
Initial Class	ING Variable Products Trust:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Financial Services Portfolio - Class I
Service Class	ING VP International Value Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING VP International Value Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING VP MidCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Adviser Class	ING VP Real Estate Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Adviser Class	ING VP Balanced Portfolio, Inc.:
ING Thornburg Value Portfolio - Initial Class	ING VP Balanced Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	ING VP Intermediate Bond Portfolio:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING VP Intermediate Bond Portfolio - Class S
ING UBS U.S. Small Cap Growth Portfolio - Service Class	ING VP Money Market Portfolio:
ING Van Kampen Comstock Portfolio - Adviser Class	ING VP Money Market Portfolio - Class I
ING Van Kampen Comstock Portfolio - Service Class	Janus Adviser Series:
ING Van Kampen Equity and Income Portfolio - Adviser Class	Janus Adviser Balanced Fund - Class S
ING Van Kampen Equity and Income Portfolio - Initial Class	Janus Aspen Series:
ING Van Kampen Equity and Income Portfolio - Service Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING VP Strategic Allocation Conservative Portfolio - Class I	Janus Aspen Series Large Cap Growth Portfolio - Institutional
ING VP Strategic Allocation Growth Portfolio - Class I	Shares
ING VP Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Mid Cap Growth Portfolio - Institutional
ING Variable Funds:	Shares
ING VP Growth and Income Portfolio - Class A	Janus Aspen Series Worldwide Growth Portfolio - Institutional
ING VP Growth and Income Portfolio - Class I	Shares
ING VP Growth and Income Portfolio - Class S	The Lazard Funds, Inc.:
ING Variable Insurance Trust:	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING GET U.S. Core Portfolio - Series 1	LKCM Funds:
ING GET U.S. Core Portfolio - Series 2	LKCM Aquinas Growth Fund
ING GET U.S. Core Portfolio - Series 3	Loomis Sayles Funds I:
ING GET U.S. Core Portfolio - Series 5	Loomis Sayles Small Cap Value Fund - Retail Class
ING GET U.S. Core Portfolio - Series 6	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 7	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 9	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 10	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 11	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Portfolios, Inc.:	Massachusetts Investors Growth Stock Fund:
ING BlackRock Global Science and Technology Portfolio -	Massachusetts Investors Growth Stock Fund - Class A
Class I	Moderate Allocation Portfolio:
ING International Index Portfolio - Class I	Moderate Allocation Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -	Morgan Stanley Institutional Fund Trust:
Class I	Morgan Stanley U.S. Small Cap Value Portfolio - Class I
ING Opportunistic Large Cap Growth Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Opportunistic Large Cap Value Portfolio - Class I	Neuberger Berman Socially Responsive Fund® - Trust Class
ING Russell™ Large Cap Index Portfolio - Class I	New Perspective Fund®, Inc.:
ING Russell™ Mid Cap Index Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING Russell™ Small Cap Index Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP Index Plus LargeCap Portfolio - Class I	Oppenheimer Capital Appreciation Fund:
ING VP Index Plus LargeCap Portfolio - Class S	Oppenheimer Capital Appreciation Fund - Class A
ING VP Index Plus MidCap Portfolio - Class I	Oppenheimer Developing Markets Fund:
ING VP Index Plus MidCap Portfolio - Class S	Oppenheimer Developing Markets Fund - Class A
ING VP Index Plus SmallCap Portfolio - Class I

Oppenheimer Variable Account Funds:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Oppenheimer Global Securities/VA	T. Rowe Price Mid-Cap Value Fund - R Class
Oppenheimer Main Street Fund®/VA	T. Rowe Price Value Fund, Inc.:
Oppenheimer Main Street Small Cap Fund®/VA	T. Rowe Price Value Fund - Advisor Class
Oppenheimer MidCap Fund/VA	Templeton Funds, Inc.:
Oppenheimer Strategic Bond Fund/VA	Templeton Foreign Fund - Class A
Pax World Funds Series Trust I:	Templeton Income Trust:
Pax World Balanced Fund	Templeton Global Bond Fund - Class A
PIMCO Variable Insurance Trust:	Vanguard® Variable Insurance Fund:
PIMCO Real Return Portfolio - Administrative Class	Diversified Value Portfolio
Pioneer High Yield Fund:	Equity Income Portfolio
Pioneer High Yield Fund - Class A	Small Company Growth Portfolio
Pioneer Variable Contracts Trust:	Wanger Advisors Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	Wanger International
Pioneer Equity Income VCT Portfolio - Class I	Wanger Select
Pioneer High Yield VCT Portfolio - Class I	Wanger USA
Pioneer Mid Cap Value VCT Portfolio - Class I	Washington Mutual Investors FundSM, Inc.:
Premier VIT:	Washington Mutual Investors FundSM, Inc. - Class R-3
Premier VIT OpCap Mid Cap Portfolio	Washington Mutual Investors FundSM, Inc. - Class R-4
RiverSource Investment Series, Inc.:	Wells Fargo Funds Trust:
RiverSource Diversified Equity Income Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 12, 2009

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Assets
Investments in mutual funds
at fair value	$ 232	$ 20	$ 122	$ 17,871	$ 31,654
Total assets	232	20	122	17,871	31,654
Net assets	$ 232	$ 20	$ 122	$ 17,871	$ 31,654

Net assets
Accumulation units	$ 232	$ 20	$ 122	$ 17,824	$ 31,253
Contracts in payout (annuitization)	-	-	-	47	401
Total net assets	$ 232	$ 20	$ 122	$ 17,871	$ 31,654

Total number of mutual fund shares	14,411	1,206	6,089	1,058,110	1,602,740

Cost of mutual fund shares	$ 344	$ 34	$ 174	$ 26,737	$ 37,479

The accompanying notes are an integral part of these financial statements.
5

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Allianz NFJ
			Large-Cap	Allianz NFJ
	AllianceBernstein	AllianceBernstein	Value Fund -	Small-Cap
	Growth and Income	Growth and Income	Institutional	Value Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Class	Class A
Assets
Investments in mutual funds
at fair value	$ 146	$ 371	$ 580	$ 336
Total assets	146	371	580	336
Net assets	$ 146	$ 371	$ 580	$ 336

Net assets
Accumulation units	$ 146	$ 371	$ 580	$ 336
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 146	$ 371	$ 580	$ 336

Total number of mutual fund shares	59,198	28,316	51,626	17,627

Cost of mutual fund shares	$ 226	$ 669	$ 690	$ 502

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			American	American
			Balanced	Century Income	Ariel
	Amana Growth	Amana Income	Fund® -	& Growth Fund	Appreciation
	Fund	Fund	Class R-3	- A Class	Fund
Assets
Investments in mutual funds
at fair value	$ 36	$ 46	$ 4,066	$ 3,705	$ 395
Total assets	36	46	4,066	3,705	395
Net assets	$ 36	$ 46	$ 4,066	$ 3,705	$ 395

Net assets
Accumulation units	$ 36	$ 46	$ 4,066	$ 3,705	$ 395
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 36	$ 46	$ 4,066	$ 3,705	$ 395

Total number of mutual fund shares	2,252	1,973	296,140	200,293	18,155

Cost of mutual fund shares	$ 35	$ 45	$ 5,379	$ 6,001	$ 740

The accompanying notes are an integral part of these financial statements.
7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Artisan
		International	The Bond Fund	Calvert Social	ColumbiaSM
		Fund - Investor	of AmericaSM,	Balanced	Acorn Fund® -
	Ariel Fund	Shares	Inc. - Class R-4	Portfolio	Class Z
Assets
Investments in mutual funds
at fair value	$ 638	$ 324	$ 1,929	$ 35,890	$ 807
Total assets	638	324	1,929	35,890	807
Net assets	$ 638	$ 324	$ 1,929	$ 35,890	$ 807

Net assets
Accumulation units	$ 638	$ 324	$ 1,929	$ 35,806	$ 807
Contracts in payout (annuitization)	-	-	-	84	-
Total net assets	$ 638	$ 324	$ 1,929	$ 35,890	$ 807

Total number of mutual fund shares	27,047	21,674	179,306	28,758,389	45,578

Cost of mutual fund shares	$ 1,110	$ 357	$ 2,011	$ 51,514	$ 1,090

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Columbia Mid	Columbia Mid	DWS Equity	EuroPacific	EuroPacific
	Cap Value Fund	Cap Value Fund	500 Index Fund	Growth Fund®	Growth Fund®
	- Class A	- Class Z	- Class S	- Class R-3	- Class R-4
Assets
Investments in mutual funds
at fair value	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758
Total assets	1,575	561	168	7,252	155,758
Net assets	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758

Net assets
Accumulation units	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758

Total number of mutual fund shares	186,602	66,395	1,661	263,145	5,651,599

Cost of mutual fund shares	$ 1,636	$ 755	$ 246	$ 11,736	$ 243,590

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Evergreen	Equity-Income	Growth	High Income	Overseas
	Special Values	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 62,156	$ 213,311	$ 159,095	$ 5,016	$ 29,665
Total assets	62,156	213,311	159,095	5,016	29,665
Net assets	$ 62,156	$ 213,311	$ 159,095	$ 5,016	$ 29,665

Net assets
Accumulation units	$ 62,156	$ 210,959	$ 158,680	$ 4,963	$ 29,665
Contracts in payout (annuitization)	-	2,352	415	53	-
Total net assets	$ 62,156	$ 213,311	$ 159,095	$ 5,016	$ 29,665

Total number of mutual fund shares	4,520,448	16,184,445	6,761,370	1,266,693	2,437,530

Cost of mutual fund shares	$ 114,060	$ 367,250	$ 233,146	$ 7,576	$ 50,466

The accompanying notes are an integral part of these financial statements.
10

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Contrafund®	Index 500	Mid Cap	ManagerSM	Mutual
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Discovery Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class R
Assets
Investments in mutual funds
at fair value	$ 722,264	$ 75,139	$ 8,006	$ 15,560	$ 2,067
Total assets	722,264	75,139	8,006	15,560	2,067
Net assets	$ 722,264	$ 75,139	$ 8,006	$ 15,560	$ 2,067

Net assets
Accumulation units	$ 716,222	$ 75,139	$ 8,006	$ 15,560	$ 2,067
Contracts in payout (annuitization)	6,042	-	-	-	-
Total net assets	$ 722,264	$ 75,139	$ 8,006	$ 15,560	$ 2,067

Total number of mutual fund shares	46,930,763	757,528	434,395	1,509,230	93,432

Cost of mutual fund shares	$ 1,220,513	$ 95,693	$ 13,413	$ 21,551	$ 2,751

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Franklin Small-	Franklin Small			The Growth
	Mid Cap	Cap Value	Fundamental	Fundamental	Fund of
	Growth Fund -	Securities Fund	Investors, Inc. -	Investors, Inc. -	America® -
	Class A	- Class 2	Class R-3	Class R-4	Class R-3
Assets
Investments in mutual funds
at fair value	$ 396	$ 63,473	$ 13	$ 8,280	$ 9,558
Total assets	396	63,473	13	8,280	9,558
Net assets	$ 396	$ 63,473	$ 13	$ 8,280	$ 9,558

Net assets
Accumulation units	$ 396	$ 62,506	$ 13	$ 8,280	$ 9,558
Contracts in payout (annuitization)	-	967	-	-	-
Total net assets	$ 396	$ 63,473	$ 13	$ 8,280	$ 9,558

Total number of mutual fund shares	19,538	6,016,394	536	331,874	473,152

Cost of mutual fund shares	$ 699	$ 100,460	$ 13	$ 9,494	$ 14,639

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	The Growth	The Income
	Fund of	Fund of	ING Financial		ING GNMA
	America® -	America® -	Services Fund -	ING Real Estate	Income Fund -
	Class R-4	Class R-3	Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835
Total assets	181,120	1,535	101	1,357	2,835
Net assets	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835

Net assets
Accumulation units	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835

Total number of mutual fund shares	8,913,377	117,612	10,165	155,920	328,840

Cost of mutual fund shares	$ 266,400	$ 2,205	$ 191	$ 2,486	$ 2,740

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
		ING	Large Cap	ING BlackRock	ING BlackRock
	ING	AllianceBernstein	Growth	Large Cap	Large Cap
	Intermediate	Mid Cap Growth	Portfolio -	Growth	Growth
	Bond Fund -	Portfolio - Service	Institutional	Portfolio -	Portfolio -
	Class A	Class	Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 3,481	$ 2,033	$ 63,303	$ 86	$ 79
Total assets	3,481	2,033	63,303	86	79
Net assets	$ 3,481	$ 2,033	$ 63,303	$ 86	$ 79

Net assets
Accumulation units	$ 3,481	$ 2,033	$ 63,114	$ 86	$ 79
Contracts in payout (annuitization)	-	-	189	-	-
Total net assets	$ 3,481	$ 2,033	$ 63,303	$ 86	$ 79

Total number of mutual fund shares	406,137	275,101	9,476,530	12,989	12,018

Cost of mutual fund shares	$ 4,038	$ 3,930	$ 114,310	$ 133	$ 133

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

				ING Global	ING Global
	ING Evergreen		ING FMRSM	Real Estate	Resources
	Health Sciences	ING Evergreen	Diversified Mid	Portfolio -	Portfolio -
	Portfolio -	Omega Portfolio	Cap Portfolio -	Institutional	Institutional
	Service Class	- Service Class	Service Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25
Total assets	7,198	35	21,437	35,967	25
Net assets	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25

Net assets
Accumulation units	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25

Total number of mutual fund shares	839,929	4,324	2,507,238	5,051,527	1,907

Cost of mutual fund shares	$ 9,539	$ 35	$ 31,220	$ 51,479	$ 45

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING JPMorgan
			ING JPMorgan	Emerging	ING JPMorgan
	ING Global	ING Janus	Emerging	Markets Equity	Emerging
	Resources	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725
Total assets	73,573	7,405	171	18,447	15,725
Net assets	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725

Net assets
Accumulation units	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725

Total number of mutual fund shares	5,646,393	948,134	14,515	1,532,173	1,309,341

Cost of mutual fund shares	$ 129,673	$ 13,120	$ 289	$ 30,996	$ 28,453

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING JPMorgan
		Value	ING JPMorgan
	ING JPMorgan	Opportunities	Value	ING Julius Baer	ING Legg
	Small Cap Core	Portfolio -	Opportunities	Foreign	Mason Value
	Equity Portfolio	Institutional	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448
Total assets	2,129	28	1,126	33,338	1,448
Net assets	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448

Net assets
Accumulation units	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448

Total number of mutual fund shares	253,478	4,641	188,293	3,573,249	427,058

Cost of mutual fund shares	$ 3,251	$ 47	$ 1,933	$ 58,052	$ 2,770

The accompanying notes are an integral part of these financial statements.
17

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lord
	Abbett	ING Lord	ING Marsico		ING Marsico
	Affiliated	Abbett	Growth	ING Marsico	International
	Portfolio -	Affiliated	Portfolio -	Growth	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 73,160	$ 506	$ 5,214	$ 306	$ 65
Total assets	73,160	506	5,214	306	65
Net assets	$ 73,160	$ 506	$ 5,214	$ 306	$ 65

Net assets
Accumulation units	$ 72,217	$ 506	$ 5,214	$ 306	$ 65
Contracts in payout (annuitization)	943	-	-	-	-
Total net assets	$ 73,160	$ 506	$ 5,214	$ 306	$ 65

Total number of mutual fund shares	11,203,749	76,947	458,983	27,249	8,453

Cost of mutual fund shares	$ 128,240	$ 886	$ 7,762	$ 468	$ 100

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Marsico
	International		ING MFS Total		ING MFS
	Opportunities	ING MFS Total	Return Portfolio	ING MFS Total	Utilities
	Portfolio -	Return Portfolio	- Institutional	Return Portfolio	Portfolio -
	Service Class	- Adviser Class	Class	- Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775
Total assets	6,408	497	51,654	22,350	24,775
Net assets	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775

Net assets
Accumulation units	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775

Total number of mutual fund shares	836,526	41,782	4,351,615	1,878,142	2,605,205

Cost of mutual fund shares	$ 11,963	$ 672	$ 74,984	$ 32,828	$ 40,960

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING	ING PIMCO		ING Pioneer
	Oppenheimer	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Main Street	Portfolio -	High Yield	Portfolio -	Fund Portfolio -
	Portfolio® -	Institutional	Portfolio -	Institutional	Institutional
	Service Class	Class	Service Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,342	$ 609	$ 4,462	$ 111,368	$ 11,631
Total assets	1,342	609	4,462	111,368	11,631
Net assets	$ 1,342	$ 609	$ 4,462	$ 111,368	$ 11,631

Net assets
Accumulation units	$ 1,342	$ 609	$ 4,462	$ 109,331	$ 11,471
Contracts in payout (annuitization)	-	-	-	2,037	160
Total net assets	$ 1,342	$ 609	$ 4,462	$ 111,368	$ 11,631

Total number of mutual fund shares	110,274	86,762	635,655	18,079,171	1,468,527

Cost of mutual fund shares	$ 1,795	$ 776	$ 5,875	$ 165,315	$ 18,183

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Pioneer
		ING Pioneer	Mid Cap Value	ING Pioneer	ING Stock
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value	Index Portfolio
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 109	$ 2	$ 65,464	$ 204	$ 2,372
Total assets	109	2	65,464	204	2,372
Net assets	$ 109	$ 2	$ 65,464	$ 204	$ 2,372

Net assets
Accumulation units	$ 109	$ 2	$ 64,971	$ 204	$ 2,372
Contracts in payout (annuitization)	-	-	493	-	-
Total net assets	$ 109	$ 2	$ 65,464	$ 204	$ 2,372

Total number of mutual fund shares	13,683	233	8,625,055	26,891	308,085

Cost of mutual fund shares	$ 161	$ 3	$ 104,314	$ 278	$ 3,646

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110
Total assets	158,868	918	74,508	774	2,110
Net assets	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110

Net assets
Accumulation units	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110

Total number of mutual fund shares	10,302,742	109,173	8,807,089	94,300	256,387

Cost of mutual fund shares	$ 246,047	$ 1,498	$ 117,288	$ 1,294	$ 3,455

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van		ING Van
	Kampen Capital	ING Van	Kampen	ING Van
	Growth	Kampen Capital	Growth and	Kampen Real	ING Van
	Portfolio -	Growth	Income	Estate Portfolio	Kampen Real
	Institutional	Portfolio -	Portfolio -	- Institutional	Estate Portfolio
	Class	Service Class	Service Class	Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 362	$ 145	$ 13,111	$ 724	$ 17,289
Total assets	362	145	13,111	724	17,289
Net assets	$ 362	$ 145	$ 13,111	$ 724	$ 17,289

Net assets
Accumulation units	$ 359	$ 145	$ 13,111	$ -	$ 17,289
Contracts in payout (annuitization)	3	-	-	724	-
Total net assets	$ 362	$ 145	$ 13,111	$ 724	$ 17,289

Total number of mutual fund shares	52,199	21,054	830,355	51,174	1,227,902

Cost of mutual fund shares	$ 456	$ 268	$ 20,779	$ 1,561	$ 35,975

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Index			ING International Growth Opportunities Fund - Class Q
	Plus	ING VP Index	ING Wells		ING
	International	Plus	Fargo Small		International
	Equity Portfolio	International	Cap Disciplined		SmallCap
	- Institutional	Equity Portfolio	Portfolio -		Multi-Manager
	Class	- Service Class	Service Class		Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 11,371	$ 2,933	$ 947	$ 7	$ 1,261
Total assets	11,371	2,933	947	7	1,261
Net assets	$ 11,371	$ 2,933	$ 947	$ 7	$ 1,261

Net assets
Accumulation units	$ 10,823	$ 2,933	$ 947	$ 7	$ 1,261
Contracts in payout (annuitization)	548	-	-	-	-
Total net assets	$ 11,371	$ 2,933	$ 947	$ 7	$ 1,261

Total number of mutual fund shares	2,203,711	569,601	151,321	1,260	55,950

Cost of mutual fund shares	$ 24,460	$ 6,297	$ 1,232	$ 15	$ 2,694

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING American	ING American	ING American	ING American
	Century Large	Century Large	Century Small-	Century Small-
	Company Value	Company Value	Mid Cap Value	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 78	$ 2,817	$ 39	$ 22,075	$ 2,126
Total assets	78	2,817	39	22,075	2,126
Net assets	$ 78	$ 2,817	$ 39	$ 22,075	$ 2,126

Net assets
Accumulation units	$ 78	$ 2,762	$ 39	$ 21,853	$ 2,126
Contracts in payout (annuitization)	-	55	-	222	-
Total net assets	$ 78	$ 2,817	$ 39	$ 22,075	$ 2,126

Total number of mutual fund shares	16,887	603,307	5,333	3,007,493	302,850

Cost of mutual fund shares	$ 157	$ 5,805	$ 55	$ 34,224	$ 3,451

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia
	Small Cap	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Growth	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 216	$ 66,236	$ 953	$ 8,589	$ 6,707
Total assets	216	66,236	953	8,589	6,707
Net assets	$ 216	$ 66,236	$ 953	$ 8,589	$ 6,707

Net assets
Accumulation units	$ 216	$ 65,732	$ 953	$ 8,333	$ 6,707
Contracts in payout (annuitization)	-	504	-	256	-
Total net assets	$ 216	$ 66,236	$ 953	$ 8,589	$ 6,707

Total number of mutual fund shares	19,865	5,977,936	139,758	705,142	755,297

Cost of mutual fund shares	$ 326	$ 95,544	$ 1,358	$ 12,697	$ 10,705

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index Solution 2045 Portfolio - Adviser Class	ING Index
	Solution 2015	Solution 2025	Solution 2035		Solution Income
	Portfolio -	Portfolio -	Portfolio -		Portfolio -
	Adviser Class	Adviser Class	Adviser Class		Adviser Class
Assets
Investments in mutual funds
at fair value	$ 37	$ 81	$ 51	$ 6	$ 1
Total assets	37	81	51	6	1
Net assets	$ 37	$ 81	$ 51	$ 6	$ 1

Net assets
Accumulation units	$ 37	$ 81	$ 51	$ 6	$ 1
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 37	$ 81	$ 51	$ 6	$ 1

Total number of mutual fund shares	4,418	10,446	6,842	880	107

Cost of mutual fund shares	$ 36	$ 79	$ 50	$ 6	$ 1

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason Partners	Mason Partners	Mason Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 245	$ 21,120	$ 60	$ 84,378	$ 120
Total assets	245	21,120	60	84,378	120
Net assets	$ 245	$ 21,120	$ 60	$ 84,378	$ 120

Net assets
Accumulation units	$ 245	$ 20,508	$ 60	$ 84,259	$ 120
Contracts in payout (annuitization)	-	612	-	119	-
Total net assets	$ 245	$ 21,120	$ 60	$ 84,378	$ 120

Total number of mutual fund shares	26,528	2,273,437	2,098	2,872,944	4,149

Cost of mutual fund shares	$ 361	$ 33,201	$ 93	$ 119,107	$ 183

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING Neuberger
	Berman	ING	ING	ING
	Partners	Oppenheimer	Oppenheimer	Oppenheimer
	Portfolio -	Global Portfolio	Global Portfolio	Global Portfolio
	Service Class	- Adviser Class	- Initial Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 1,966	$ 238	$ 423,940	$ 267	$ 258
Total assets	1,966	238	423,940	267	258
Net assets	$ 1,966	$ 238	$ 423,940	$ 267	$ 258

Net assets
Accumulation units	$ 1,966	$ 238	$ 422,024	$ 267	$ 258
Contracts in payout (annuitization)	-	-	1,916	-	-
Total net assets	$ 1,966	$ 238	$ 423,940	$ 267	$ 258

Total number of mutual fund shares	358,800	27,074	46,689,450	30,222	29,071

Cost of mutual fund shares	$ 3,692	$ 394	$ 593,237	$ 457	$ 316

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Income	Income	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 109,367	$ 216	$ 870	$ 104,849	$ 3,967
Total assets	109,367	216	870	104,849	3,967
Net assets	$ 109,367	$ 216	$ 870	$ 104,849	$ 3,967

Net assets
Accumulation units	$ 107,442	$ 204	$ 870	$ 102,645	$ 3,786
Contracts in payout (annuitization)	1,925	12	-	2,204	181
Total net assets	$ 109,367	$ 216	$ 870	$ 104,849	$ 3,967

Total number of mutual fund shares	12,206,158	24,098	79,737	9,523,059	609,350

Cost of mutual fund shares	$ 127,117	$ 245	$ 914	$ 107,673	$ 5,947

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936
Total assets	81	10,621	28,425	12,028	37,936
Net assets	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936

Net assets
Accumulation units	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936

Total number of mutual fund shares	12,488	1,230,712	3,259,782	1,490,446	4,654,780

Cost of mutual fund shares	$ 125	$ 14,275	$ 38,058	$ 17,700	$ 54,516

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Solution
Growth and
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625
Total assets	9,767	27,711	6,465	17,688	625
Net assets	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625

Net assets
Accumulation units	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625

Total number of mutual fund shares	1,230,150	3,455,199	820,419	2,227,745	81,823

Cost of mutual fund shares	$ 14,915	$ 41,018	$ 10,285	$ 26,784	$ 632

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING Solution Income Portfolio - Adviser Class		ING T. Rowe	ING T. Rowe
				Price Diversified	Price
	ING Solution		ING Solution	Mid Cap	Diversified Mid
	Growth		Income	Growth	Cap Growth
	Portfolio -		Portfolio -	Portfolio -	Portfolio -
	Service Class		Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 174	$ 8,109	$ 6,949	$ 212	$ 200,073
Total assets	174	8,109	6,949	212	200,073
Net assets	$ 174	$ 8,109	$ 6,949	$ 212	$ 200,073

Net assets
Accumulation units	$ 174	$ 8,109	$ 6,949	$ 212	$ 199,575
Contracts in payout (annuitization)	-	-	-	-	498
Total net assets	$ 174	$ 8,109	$ 6,949	$ 212	$ 200,073

Total number of mutual fund shares	25,879	874,716	741,644	47,795	43,494,071

Cost of mutual fund shares	$ 181	$ 9,766	$ 8,344	$ 392	$ 334,643

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING T. Rowe
Price Diversified
	Mid Cap	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Growth	Price Growth	Price Growth	Price Growth	Foreign Equity
	Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio	Portfolio -
	Service Class	- Adviser Class	- Initial Class	- Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 272	$ 743	$ 141,775	$ 1,018	$ 143
Total assets	272	743	141,775	1,018	143
Net assets	$ 272	$ 743	$ 141,775	$ 1,018	$ 143

Net assets
Accumulation units	$ 272	$ 743	$ 141,038	$ 1,018	$ 143
Contracts in payout (annuitization)	-	-	737	-	-
Total net assets	$ 272	$ 743	$ 141,775	$ 1,018	$ 143

Total number of mutual fund shares	60,093	22,982	4,338,292	31,360	18,167

Cost of mutual fund shares	$ 499	$ 1,226	$ 199,711	$ 1,645	$ 219

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Templeton	ING Templeton			ING UBS U.S.
	Foreign Equity	Foreign Equity	ING Thornburg	ING Thornburg	Large Cap
	Portfolio -	Portfolio -	Value Portfolio -	Value Portfolio -	Equity Portfolio
	Initial Class	Service Class	Adviser Class	Initial Class	- Adviser Class
Assets
Investments in mutual funds
at fair value	$ 75,608	$ 40	$ 295	$ 61,486	$ 43
Total assets	75,608	40	295	61,486	43
Net assets	$ 75,608	$ 40	$ 295	$ 61,486	$ 43

Net assets
Accumulation units	$ 74,216	$ 40	$ 295	$ 61,069	$ 43
Contracts in payout (annuitization)	1,392	-	-	417	-
Total net assets	$ 75,608	$ 40	$ 295	$ 61,486	$ 43

Total number of mutual fund shares	9,607,155	5,124	14,764	3,016,954	6,992

Cost of mutual fund shares	$ 123,712	$ 57	$ 492	$ 83,823	$ 67

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Van	ING Van	ING Van
	ING UBS U.S.	ING UBS U.S.	Kampen	Kampen	Kampen Equity
	Large Cap	Large Cap	Comstock	Comstock	and Income
	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 64,277	$ 6	$ 206	$ 42,974	$ 308
Total assets	64,277	6	206	42,974	308
Net assets	$ 64,277	$ 6	$ 206	$ 42,974	$ 308

Net assets
Accumulation units	$ 63,812	$ 6	$ 206	$ 41,813	$ 308
Contracts in payout (annuitization)	465	-	-	1,161	-
Total net assets	$ 64,277	$ 6	$ 206	$ 42,974	$ 308

Total number of mutual fund shares	10,367,269	938	29,103	6,035,702	12,119

Cost of mutual fund shares	$ 88,674	$ 9	$ 321	$ 71,304	$ 425

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Kampen Equity	Allocation	Allocation	Allocation
	and Income	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 216,996	$ 157	$ 25,840	$ 48,875	$ 46,525
Total assets	216,996	157	25,840	48,875	46,525
Net assets	$ 216,996	$ 157	$ 25,840	$ 48,875	$ 46,525

Net assets
Accumulation units	$ 214,042	$ 157	$ 25,043	$ 48,311	$ 45,565
Contracts in payout (annuitization)	2,954	-	797	564	960
Total net assets	$ 216,996	$ 157	$ 25,840	$ 48,875	$ 46,525

Total number of mutual fund shares	8,427,011	6,147	2,827,144	5,400,536	5,112,678

Cost of mutual fund shares	$ 282,648	$ 223	$ 35,816	$ 75,174	$ 69,626

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Growth	ING VP Growth	ING VP Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio
	Class A	Class I	Class S	Series 3	Series 5
Assets
Investments in mutual funds
at fair value	$ 371	$ 926,638	$ 305	$ 17,658	$ 481
Total assets	371	926,638	305	17,658	481
Net assets	$ 371	$ 926,638	$ 305	$ 17,658	$ 481

Net assets
Accumulation units	$ 371	$ 848,439	$ 305	$ 17,658	$ 481
Contracts in payout (annuitization)	-	78,199	-	-	-
Total net assets	$ 371	$ 926,638	$ 305	$ 17,658	$ 481

Total number of mutual fund shares	24,664	61,326,149	20,354	1,860,666	60,839

Cost of mutual fund shares	$ 510	$ 1,541,047	$ 461	$ 18,574	$ 590

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Assets
Investments in mutual funds
at fair value	$ 2,235	$ 2,036	$ 774	$ 142	$ 70
Total assets	2,235	2,036	774	142	70
Net assets	$ 2,235	$ 2,036	$ 774	$ 142	$ 70

Net assets
Accumulation units	$ 2,235	$ 2,036	$ 774	$ 142	$ 70
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,235	$ 2,036	$ 774	$ 142	$ 70

Total number of mutual fund shares	274,253	254,131	97,087	17,845	8,422

Cost of mutual fund shares	$ 2,672	$ 2,450	$ 939	$ 171	$ 82

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

				ING Lehman	ING
		ING BlackRock		Brothers U.S.	Opportunistic
		Global Science	ING	Aggregate Bond	Large Cap
	ING GET U.S.	and Technology	International	Index®	Growth
	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,414
Total assets	32	23,396	220	1,559	30,414
Net assets	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,414

Net assets
Accumulation units	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,217
Contracts in payout (annuitization)	-	-	-	-	197
Total net assets	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,414

Total number of mutual fund shares	3,847	7,133,002	34,346	154,050	4,369,887

Cost of mutual fund shares	$ 37	$ 31,297	$ 219	$ 1,528	$ 38,731

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™	ING VP Index
	Large Cap	Large Cap	Mid Cap Index	Small Cap	Plus LargeCap
	Value Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 44,326	$ 2,675	$ 1,329	$ 635	$ 247,468
Total assets	44,326	2,675	1,329	635	247,468
Net assets	$ 44,326	$ 2,675	$ 1,329	$ 635	$ 247,468

Net assets
Accumulation units	$ 44,279	$ 2,675	$ 1,329	$ 635	$ 244,572
Contracts in payout (annuitization)	47	-	-	-	2,896
Total net assets	$ 44,326	$ 2,675	$ 1,329	$ 635	$ 247,468

Total number of mutual fund shares	5,124,416	371,052	200,452	81,883	23,703,860

Cost of mutual fund shares	$ 61,278	$ 2,735	$ 1,327	$ 793	$ 321,349

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 325	$ 212,512	$ 260	$ 85,771	$ 58
Total assets	325	212,512	260	85,771	58
Net assets	$ 325	$ 212,512	$ 260	$ 85,771	$ 58

Net assets
Accumulation units	$ 325	$ 211,588	$ 260	$ 85,160	$ 58
Contracts in payout (annuitization)	-	924	-	611	-
Total net assets	$ 325	$ 212,512	$ 260	$ 85,771	$ 58

Total number of mutual fund shares	31,416	21,379,487	26,511	9,114,925	6,224

Cost of mutual fund shares	$ 461	$ 351,940	$ 397	$ 142,192	$ 77

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING VP Small Company Portfolio - Class S			ING VP
	ING VP Small		ING VP	ING VP	MidCap
	Company		International	International	Opportunities
	Portfolio -		Value Portfolio -	Value Portfolio -	Portfolio -
	Class I		Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 86,261	$ 100	$ 84,985	$ 248	$ 8,648
Total assets	86,261	100	84,985	248	8,648
Net assets	$ 86,261	$ 100	$ 84,985	$ 248	$ 8,648

Net assets
Accumulation units	$ 85,238	$ 100	$ 83,166	$ 248	$ 8,648
Contracts in payout (annuitization)	1,023	-	1,819	-	-
Total net assets	$ 86,261	$ 100	$ 84,985	$ 248	$ 8,648

Total number of mutual fund shares	7,372,764	8,666	12,553,214	35,832	1,351,228

Cost of mutual fund shares	$ 137,055	$ 143	$ 162,722	$ 433	$ 12,092

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP MidCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities PortClass S	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$ 108	$ 8,367	$ 47	$ 314,926	$ 350,384
Total assets	108	8,367	47	314,926	350,384
Net assets	$ 108	$ 8,367	$ 47	$ 314,926	$ 350,384

Net assets
Accumulation units	$ 108	$ 8,367	$ 47	$ 297,925	$ 344,443
Contracts in payout (annuitization)	-	-	-	17,001	5,941
Total net assets	$ 108	$ 8,367	$ 47	$ 314,926	$ 350,384

Total number of mutual fund shares	17,148	681,911	3,873	34,305,617	31,623,122

Cost of mutual fund shares	$ 147	$ 13,005	$ 65	$ 445,705	$ 420,367

The accompanying notes are an integral part of these financial statements.

		44

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Janus Aspen	Series Large
	ING VP	ING VP Money	Series Balanced	Series Flexible	Cap Growth
	Intermediate	Market	Portfolio -	Bond Portfolio -	Portfolio -
	Bond Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class S	Class I	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 212	$ 541,019	$ 236	$ 98	$ 75
Total assets	212	541,019	236	98	75
Net assets	$ 212	$ 541,019	$ 236	$ 98	$ 75

Net assets
Accumulation units	$ 212	$ 527,341	$ 236	$ 98	$ 75
Contracts in payout (annuitization)	-	13,678	-	-	-
Total net assets	$ 212	$ 541,019	$ 236	$ 98	$ 75

Total number of mutual fund shares	19,237	541,019,379	10,300	8,445	4,759

Cost of mutual fund shares	$ 243	$ 541,019	$ 285	$ 96	$ 114

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Mid Cap	Worldwide
	Growth	Growth	Lazard U.S.		Loomis Sayles
	Portfolio -	Portfolio -	Mid Cap Equity		Small Cap
	Institutional	Institutional	Portfolio - Open	LKCM Aquinas	Value Fund -
	Shares	Shares	Shares	Growth Fund	Retail Class
Assets
Investments in mutual funds
at fair value	$ 240	$ 154	$ 388	$ 206	$ 905
Total assets	240	154	388	206	905
Net assets	$ 240	$ 154	$ 388	$ 206	$ 905

Net assets
Accumulation units	$ 240	$ 154	$ 388	$ 206	$ 905
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 240	$ 154	$ 388	$ 206	$ 905

Total number of mutual fund shares	11,276	8,002	52,380	18,752	54,716

Cost of mutual fund shares	$ 395	$ 261	$ 614	$ 275	$ 851

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	Morgan Stanley
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors	U.S. Small Cap
	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock	Value Portfolio -
	Class A	Class A	Class VC	Fund - Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 739	$ 1,074	$ 75,150	$ 364	$ 841
Total assets	739	1,074	75,150	364	841
Net assets	$ 739	$ 1,074	$ 75,150	$ 364	$ 841

Net assets
Accumulation units	$ 739	$ 1,074	$ 74,515	$ 364	$ 841
Contracts in payout (annuitization)	-	-	635	-	-
Total net assets	$ 739	$ 1,074	$ 75,150	$ 364	$ 841

Total number of mutual fund shares	70,881	55,991	7,150,286	37,958	52,936

Cost of mutual fund shares	$ 1,386	$ 1,619	$ 140,292	$ 507	$ 1,056

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective	New Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355
Total assets	2,187	2,657	39,040	363	114,355
Net assets	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355

Net assets
Accumulation units	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355

Total number of mutual fund shares	199,183	142,782	2,085,489	13,051	7,196,695

Cost of mutual fund shares	$ 3,256	$ 4,240	$ 60,079	$ 568	$ 224,759

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		Oppenheimer Main Street Fund®/VA	Oppenheimer	Oppenheimer MidCap Fund/VA
	Oppenheimer		Main Street		Oppenheimer
	Global		Small Cap		Strategic Bond
	Securities/VA		Fund®/VA		Fund/VA
Assets
Investments in mutual funds
at fair value	$ 247	$ 63	$ 4,655	$ 13	$ 105
Total assets	247	63	4,655	13	105
Net assets	$ 247	$ 63	$ 4,655	$ 13	$ 105

Net assets
Accumulation units	$ 247	$ -	$ 4,655	$ -	$ 105
Contracts in payout (annuitization)	-	63	-	13	-
Total net assets	$ 247	$ 63	$ 4,655	$ 13	$ 105

Total number of mutual fund shares	12,239	4,333	437,118	484	23,366

Cost of mutual fund shares	$ 402	$ 96	$ 7,787	$ 27	$ 121

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Pioneer
		PIMCO Real		Emerging	Pioneer Equity
		Return Portfolio	Pioneer High	Markets VCT	Income VCT
	Pax World	- Administrative	Yield Fund -	Portfolio -	Portfolio -
	Balanced Fund	Class	Class A	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -
Total assets	44,509	67,423	2,557	11,735	-
Net assets	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -

Net assets
Accumulation units	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -

Total number of mutual fund shares	2,618,181	5,987,814	422,592	740,871	3

Cost of mutual fund shares	$ 62,639	$ 75,331	$ 4,360	$ 28,396	$ -

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

RiverSource
	Pioneer High		Diversified
	Yield VCT	Premier VIT	Equity Income	SMALLCAP	T. Rowe Price
	Portfolio -	OpCap Mid	Fund -	World Fund® -	Mid-Cap Value
	Class I	Cap Portfolio	Class R-4	Class R-4	Fund - R Class
Assets
Investments in mutual funds
at fair value	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699
Total assets	11,678	2,476	1,464	434	699
Net assets	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699

Net assets
Accumulation units	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699

Total number of mutual fund shares	1,807,810	285,892	207,005	21,109	49,531

Cost of mutual fund shares	$ 19,292	$ 3,586	$ 1,715	$ 584	$ 1,140

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	T. Rowe Price	Templeton	Templeton
	Value Fund -	Foreign Fund -	Global Bond	Diversified	Equity Income
	Advisor Class	Class A	Fund - Class A	Value Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 44	$ 658	$ 110,722	$ 80	$ 165
Total assets	44	658	110,722	80	165
Net assets	$ 44	$ 658	$ 110,722	$ 80	$ 165

Net assets
Accumulation units	$ 44	$ 658	$ 110,722	$ 80	$ 165
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 44	$ 658	$ 110,722	$ 80	$ 165

Total number of mutual fund shares	2,900	148,086	9,885,860	8,329	13,628

Cost of mutual fund shares	$ 72	$ 1,473	$ 112,276	$ 120	$ 245

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Washington
Mutual
	Small Company				Investors
	Growth	Wanger			FundSM, Inc. -
	Portfolio	International	Wanger Select	Wanger USA	Class R-3
Assets
Investments in mutual funds
at fair value	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911
Total assets	64	6,819	35,288	14,699	3,911
Net assets	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911

Net assets
Accumulation units	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911

Total number of mutual fund shares	6,560	329,583	2,544,208	761,615	183,610

Cost of mutual fund shares	$ 113	$ 12,377	$ 66,699	$ 25,154	$ 5,817

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 60,944	$ 46
Total assets	60,944	46
Net assets	$ 60,944	$ 46

Net assets
Accumulation units	$ 60,944	$ 46
Contracts in payout (annuitization)	-	-
Total net assets	$ 60,944	$ 46

Total number of mutual fund shares	2,855,858	2,590

Cost of mutual fund shares	$ 89,362	$ 76

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ -	$ 901
Total investment income	2	-	-	-	901
Expenses:
Mortality, expense risk and
other charges	2	-	2	270	435
Total expenses	2	-	2	270	435
Net investment income (loss)	-	-	(2)	(270)	466

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(29)	(9)	(4)	831	1,359
Capital gains distributions	10	1	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(19)	(8)	-	831	1,359
Net unrealized appreciation
(depreciation) of investments	(65)	(11)	(44)	(14,466)	(16,338)
Net realized and unrealized gain (loss)
on investments	(84)	(19)	(44)	(13,635)	(14,979)
Net increase (decrease) in net assets
resulting from operations	$ (84)	$ (19)	$ (46)	$ (13,905)	$ (14,513)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Allianz NFJ
		AllianceBernstein	Large-Cap	Allianz NFJ
	AllianceBernstein	Growth and	Value Fund -	Small-Cap
	Growth and Income	Income Portfolio -	Institutional	Value Fund -
	Fund, Inc. - Class A	Class A	Class	Class A
Net investment income (loss)
Income:
Dividends	$ 3	$ 11	$ 8	$ 5
Total investment income	3	11	8	5
Expenses:
Mortality, expense risk and
other charges	1	6	-	5
Total expenses	1	6	-	5
Net investment income (loss)	2	5	8	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(30)	(120)	(24)
Capital gains distributions	-	90	-	33
Total realized gain (loss) on investments
and capital gains distributions	(5)	60	(120)	9
Net unrealized appreciation
(depreciation) of investments	(78)	(321)	(110)	(140)
Net realized and unrealized gain (loss)
on investments	(83)	(261)	(230)	(131)
Net increase (decrease) in net assets
resulting from operations	$ (81)	$ (256)	$ (222)	$ (131)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			American	American
			Balanced	Century Income	Ariel
	Amana Growth	Amana Income	Fund® -	& Growth Fund	Appreciation
	Fund	Fund	Class R-3	- A Class	Fund
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 153	$ 72	$ 3
Total investment income	-	-	153	72	3
Expenses:
Mortality, expense risk and
other charges	-	-	40	48	5
Total expenses	-	-	40	48	5
Net investment income (loss)	-	-	113	24	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(97)	(228)	(17)
Capital gains distributions	-	-	47	-	46
Total realized gain (loss) on investments
and capital gains distributions	-	-	(50)	(228)	29
Net unrealized appreciation
(depreciation) of investments	1	1	(1,566)	(1,827)	(284)
Net realized and unrealized gain (loss)
on investments	1	1	(1,616)	(2,055)	(255)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ (1,503)	$ (2,031)	$ (257)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Artisan
		International	The Bond Fund	Calvert Social	Capital One
		Fund - Investor	of AmericaSM,	Balanced	Mid Cap Equity
	Ariel Fund	Shares	Inc. - Class R-4	Portfolio	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 10	$ 4	$ 39	$ 1,199	$ -
Total investment income	10	4	39	1,199	-
Expenses:
Mortality, expense risk and
other charges	8	1	6	523	1
Total expenses	8	1	6	523	1
Net investment income (loss)	2	3	33	676	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(68)	(56)	(89)	(1,523)	(58)
Capital gains distributions	-	13	12	670	-
Total realized gain (loss) on investments
and capital gains distributions	(68)	(43)	(77)	(853)	(58)
Net unrealized appreciation
(depreciation) of investments	(363)	(33)	(82)	(17,531)	14
Net realized and unrealized gain (loss)
on investments	(431)	(76)	(159)	(18,384)	(44)
Net increase (decrease) in net assets
resulting from operations	$ (429)	$ (73)	$ (126)	$ (17,708)	$ (45)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ColumbiaSM	Columbia Mid	Columbia Mid	DWS Equity	EuroPacific
	Acorn Fund® -	Cap Value Fund	Cap Value Fund	500 Index Fund	Growth Fund®
	Class Z	- Class A	- Class Z	- Class S	- Class R-3
Net investment income (loss)
Income:
Dividends	$ 1	$ 10	$ 6	$ 4	$ 159
Total investment income	1	10	6	4	159
Expenses:
Mortality, expense risk and
other charges	-	2	-	2	49
Total expenses	-	2	-	2	49
Net investment income (loss)	1	8	6	2	110

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(61)	(19)	(25)	(5)	80
Capital gains distributions	11	-	-	-	336
Total realized gain (loss) on investments
and capital gains distributions	(50)	(19)	(25)	(5)	416
Net unrealized appreciation
(depreciation) of investments	(283)	(61)	(194)	(96)	(5,005)
Net realized and unrealized gain (loss)
on investments	(333)	(80)	(219)	(101)	(4,589)
Net increase (decrease) in net assets
resulting from operations	$ (332)	$ (72)	$ (213)	$ (99)	$ (4,479)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth	High Income
	Growth Fund®	Special Values	Portfolio -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 4,099	$ 854	$ 7,891	$ 2,034	$ 555
Total investment income	4,099	854	7,891	2,034	555
Expenses:
Mortality, expense risk and
other charges	1,845	826	3,236	2,594	67
Total expenses	1,845	826	3,236	2,594	67
Net investment income (loss)	2,254	28	4,655	(560)	488

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	794	(4,347)	(8,840)	(11,477)	(251)
Capital gains distributions	7,211	6	347	-	-
Total realized gain (loss) on investments
and capital gains distributions	8,005	(4,341)	(8,493)	(11,477)	(251)
Net unrealized appreciation
(depreciation) of investments	(111,600)	(25,388)	(167,463)	(137,412)	(2,028)
Net realized and unrealized gain (loss)
on investments	(103,595)	(29,729)	(175,956)	(148,889)	(2,279)
Net increase (decrease) in net assets
resulting from operations	$ (101,341)	$ (29,701)	$ (171,301)	$ (149,449)	$ (1,791)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 1,155	$ 10,440	$ 2,248	$ 49	$ 538
Total investment income	1,155	10,440	2,248	49	538
Expenses:
Mortality, expense risk and
other charges	469	10,199	1,032	-	193
Total expenses	469	10,199	1,032	-	193
Net investment income (loss)	686	241	1,216	49	345

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	614	(10,201)	(727)	(209)	(201)
Capital gains distributions	5,717	30,268	1,133	1,430	1,871
Total realized gain (loss) on investments
and capital gains distributions	6,331	20,067	406	1,221	1,670
Net unrealized appreciation
(depreciation) of investments	(32,555)	(575,536)	(47,617)	(5,975)	(8,664)
Net realized and unrealized gain (loss)
on investments	(26,224)	(555,469)	(47,211)	(4,754)	(6,994)
Net increase (decrease) in net assets
resulting from operations	$ (25,538)	$ (555,228)	$ (45,995)	$ (4,705)	$ (6,649)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery Fund	Growth Fund -	Securities Fund	Investors, Inc. -	Investors, Inc. -
	- Class R	Class A	- Class 2	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 27	$ 1	$ 941	$ -	$ 48
Total investment income	27	1	941	-	48
Expenses:
Mortality, expense risk and
other charges	16	5	752	-	20
Total expenses	16	5	752	-	20
Net investment income (loss)	11	(4)	189	-	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	(39)	(142)	-	(116)
Capital gains distributions	76	-	6,516	-	33
Total realized gain (loss) on investments
and capital gains distributions	108	(39)	6,374	-	(83)
Net unrealized appreciation
(depreciation) of investments	(884)	(243)	(37,896)	-	(1,214)
Net realized and unrealized gain (loss)
on investments	(776)	(282)	(31,522)	-	(1,297)
Net increase (decrease) in net assets
resulting from operations	$ (765)	$ (286)	$ (31,333)	$ -	$ (1,269)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING Financial
	America® -	America® -	America® -	Services Fund -	ING Real Estate
	Class R-3	Class R-4	Class R-3	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 75	$ 2,115	$ 73	$ 2	$ 55
Total investment income	75	2,115	73	2	55
Expenses:
Mortality, expense risk and
other charges	83	2,135	12	1	13
Total expenses	83	2,135	12	1	13
Net investment income (loss)	(8)	(20)	61	1	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	382	(36)	(9)	(103)
Capital gains distributions	-	-	5	1	-
Total realized gain (loss) on investments
and capital gains distributions	(22)	382	(31)	(8)	(103)
Net unrealized appreciation
(depreciation) of investments	(5,721)	(110,408)	(621)	(56)	(668)
Net realized and unrealized gain (loss)
on investments	(5,743)	(110,026)	(652)	(64)	(771)
Net increase (decrease) in net assets
resulting from operations	$ (5,751)	$ (110,046)	$ (591)	$ (63)	$ (729)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING BlackRock
			ING	Large Cap	ING BlackRock
		ING	AllianceBernstein	Growth	Large Cap
	ING GNMA	Intermediate	Mid Cap Growth	Portfolio -	Growth
	Income Fund -	Bond Fund -	Portfolio - Service	Institutional	Portfolio -
	Class A	Class A	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 75	$ 145	$ -	$ 181	$ -
Total investment income	75	145	-	181	-
Expenses:
Mortality, expense risk and
other charges	14	21	31	935	-
Total expenses	14	21	31	935	-
Net investment income (loss)	61	124	(31)	(754)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(30)	(569)	(4,444)	-
Capital gains distributions	-	105	622	10,465	7
Total realized gain (loss) on investments
and capital gains distributions	-	75	53	6,021	7
Net unrealized appreciation
(depreciation) of investments	80	(577)	(1,906)	(49,073)	(47)
Net realized and unrealized gain (loss)
on investments	80	(502)	(1,853)	(43,052)	(40)
Net increase (decrease) in net assets
resulting from operations	$ 141	$ (378)	$ (1,884)	$ (43,806)	$ (40)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING BlackRock				ING Global
	Large Cap	ING Evergreen		ING FMRSM	Real Estate
	Growth	Health Sciences	ING Evergreen	Diversified Mid	Portfolio -
	Portfolio -	Portfolio -	Omega Portfolio	Cap Portfolio -	Institutional
	Service 2 Class	Service Class	- Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ 10	$ -	$ 192	$ -
Total investment income	-	10	-	192	-
Expenses:
Mortality, expense risk and
other charges	-	62	-	197	121
Total expenses	-	62	-	197	121
Net investment income (loss)	-	(52)	-	(5)	(121)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(73)	(1)	(101)	(913)
Capital gains distributions	16	359	-	1,578	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	286	(1)	1,477	(913)
Net unrealized appreciation
(depreciation) of investments	(52)	(2,687)	-	(11,681)	(15,512)
Net realized and unrealized gain (loss)
on investments	(63)	(2,401)	(1)	(10,204)	(16,425)
Net increase (decrease) in net assets
resulting from operations	$ (63)	$ (2,453)	$ (1)	$ (10,209)	$ (16,546)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					ING JPMorgan
	ING Global			ING JPMorgan	Emerging
	Resources	ING Global	ING Janus	Emerging	Markets Equity
	Portfolio -	Resources	Contrarian	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1,907	$ 43	$ 10	$ 826
Total investment income	1	1,907	43	10	826
Expenses:
Mortality, expense risk and
other charges	-	1,093	37	1	314
Total expenses	-	1,093	37	1	314
Net investment income (loss)	1	814	6	9	512

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,476)	(260)	(126)	1,440
Capital gains distributions	6	19,460	1,010	25	1,862
Total realized gain (loss) on investments
and capital gains distributions	6	16,984	750	(101)	3,302
Net unrealized appreciation
(depreciation) of investments	(24)	(74,214)	(5,728)	(153)	(25,117)
Net realized and unrealized gain (loss)
on investments	(18)	(57,230)	(4,978)	(254)	(21,815)
Net increase (decrease) in net assets
resulting from operations	$ (17)	$ (56,416)	$ (4,972)	$ (245)	$ (21,303)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan		Value	ING JPMorgan
	Emerging	ING JPMorgan	Opportunities	Value	ING Julius Baer
	Markets Equity	Small Cap Core	Portfolio -	Opportunities	Foreign
	Portfolio -	Equity Portfolio	Institutional	Portfolio -	Portfolio -
	Service Class	- Service Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 688	$ 11	$ 2	$ 45	$ -
Total investment income	688	11	2	45	-
Expenses:
Mortality, expense risk and
other charges	301	21	1	13	495
Total expenses	301	21	1	13	495
Net investment income (loss)	387	(10)	1	32	(495)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,270	(176)	(22)	(236)	(655)
Capital gains distributions	1,698	214	6	149	5,253
Total realized gain (loss) on investments
and capital gains distributions	2,968	38	(16)	(87)	4,598
Net unrealized appreciation
(depreciation) of investments	(22,553)	(903)	(8)	(626)	(31,754)
Net realized and unrealized gain (loss)
on investments	(19,585)	(865)	(24)	(713)	(27,156)
Net increase (decrease) in net assets
resulting from operations	$ (19,198)	$ (875)	$ (23)	$ (681)	$ (27,651)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord	ING Marsico
	ING Legg	Affiliated	Abbett	Growth	ING Marsico
	Mason Value	Portfolio -	Affiliated	Portfolio -	Growth
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 3,328	$ 17	$ 59	$ 2
Total investment income	-	3,328	17	59	2
Expenses:
Mortality, expense risk and
other charges	29	1,015	4	46	16
Total expenses	29	1,015	4	46	16
Net investment income (loss)	(29)	2,313	13	13	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,498)	(5,811)	(26)	(350)	120
Capital gains distributions	554	14,963	92	-	-
Total realized gain (loss) on investments
and capital gains distributions	(944)	9,152	66	(350)	120
Net unrealized appreciation
(depreciation) of investments	(1,123)	(57,524)	(350)	(2,548)	(600)
Net realized and unrealized gain (loss)
on investments	(2,067)	(48,372)	(284)	(2,898)	(480)
Net increase (decrease) in net assets
resulting from operations	$ (2,096)	$ (46,059)	$ (271)	$ (2,885)	$ (494)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Marsico	ING Marsico
	International	International		ING MFS Total
	Opportunities	Opportunities	ING MFS Total	Return Portfolio	ING MFS Total
	Portfolio -	Portfolio -	Return Portfolio	- Institutional	Return Portfolio
	Adviser Class	Service Class	- Adviser Class	Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 102	$ 26	$ 4,159	$ 1,671
Total investment income	-	102	26	4,159	1,671
Expenses:
Mortality, expense risk and
other charges	-	101	2	653	309
Total expenses	-	101	2	653	309
Net investment income (loss)	-	1	24	3,506	1,362

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56)	(601)	(82)	(2,102)	(1,536)
Capital gains distributions	15	1,059	57	6,268	2,811
Total realized gain (loss) on investments
and capital gains distributions	(41)	458	(25)	4,166	1,275
Net unrealized appreciation
(depreciation) of investments	(33)	(6,943)	(159)	(24,202)	(9,967)
Net realized and unrealized gain (loss)
on investments	(74)	(6,485)	(184)	(20,036)	(8,692)
Net increase (decrease) in net assets
resulting from operations	$ (74)	$ (6,484)	$ (160)	$ (16,530)	$ (7,330)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING	ING PIMCO		ING Pioneer
	ING MFS	Oppenheimer	High Yield	ING PIMCO	Equity Income
	Utilities	Main Street	Portfolio -	High Yield	Portfolio -
	Portfolio -	Portfolio® -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 1,116	$ 50	$ 63	$ 456	$ 4,229
Total investment income	1,116	50	63	456	4,229
Expenses:
Mortality, expense risk and
other charges	341	19	7	52	1,323
Total expenses	341	19	7	52	1,323
Net investment income (loss)	775	31	56	404	2,906

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(265)	(453)	(79)	(588)	(2,534)
Capital gains distributions	3,979	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	3,714	(453)	(79)	(586)	(2,534)
Net unrealized appreciation
(depreciation) of investments	(20,213)	(434)	(157)	(1,227)	(48,595)
Net realized and unrealized gain (loss)
on investments	(16,499)	(887)	(236)	(1,813)	(51,129)
Net increase (decrease) in net assets
resulting from operations	$ (15,724)	$ (856)	$ (180)	$ (1,409)	$ (48,223)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING Pioneer
	ING Pioneer		ING Pioneer	Mid Cap Value	ING Pioneer
	Fund Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value
	Institutional	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 533	$ 4	$ -	$ 1,770	$ 4
Total investment income	533	4	-	1,770	4
Expenses:
Mortality, expense risk and
other charges	112	1	-	774	1
Total expenses	112	1	-	774	1
Net investment income (loss)	421	3	-	996	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(309)	(3)	(1)	(2,139)	(1)
Capital gains distributions	570	5	-	5,136	10
Total realized gain (loss) on investments
and capital gains distributions	261	2	(1)	2,997	9
Net unrealized appreciation
(depreciation) of investments	(6,636)	(53)	(1)	(36,707)	(74)
Net realized and unrealized gain (loss)
on investments	(6,375)	(51)	(2)	(33,710)	(65)
Net increase (decrease) in net assets
resulting from operations	$ (5,954)	$ (48)	$ (2)	$ (32,714)	$ (62)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING T. Rowe			ING Templeton
	ING Stock	Price Capital	ING T. Rowe	ING T. Rowe	Global Growth
	Index Portfolio -	Appreciation	Price Equity	Price Equity	Portfolio -
	Institutional	Portfolio -	Income Portfolio	Income Portfolio	Institutional
	Class	Service Class	- Adviser Class	- Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 115	$ 7,860	$ 36	$ 4,033	$ 14
Total investment income	115	7,860	36	4,033	14
Expenses:
Mortality, expense risk and
other charges	3	1,646	4	868	11
Total expenses	3	1,646	4	868	11
Net investment income (loss)	112	6,214	32	3,165	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(1,259)	(90)	(66)	(23)
Capital gains distributions	32	16,855	98	7,642	42
Total realized gain (loss) on investments
and capital gains distributions	24	15,596	8	7,576	19
Net unrealized appreciation
(depreciation) of investments	(1,486)	(79,630)	(532)	(49,945)	(514)
Net realized and unrealized gain (loss)
on investments	(1,462)	(64,034)	(524)	(42,369)	(495)
Net increase (decrease) in net assets
resulting from operations	$ (1,350)	$ (57,820)	$ (492)	$ (39,204)	$ (492)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Van			ING Van
		Kampen Capital	ING Van	ING Van	Kampen Large
	ING Templeton	Growth	Kampen Capital	Kampen	Cap Growth
	Global Growth	Portfolio -	Growth	Growth and	Portfolio -
	Portfolio -	Institutional	Portfolio -	Income Portfolio	Institutional
	Service Class	Class	Service Class	- Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 27	$ -	$ -	$ 620	$ 1
Total investment income	27	-	-	620	1
Expenses:
Mortality, expense risk and
other charges	28	2	1	145	-
Total expenses	28	2	1	145	-
Net investment income (loss)	(1)	(2)	(1)	475	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(116)	(96)	(19)	(615)	(9)
Capital gains distributions	112	6	8	1,331	6
Total realized gain (loss) on investments
and capital gains distributions	(4)	(90)	(11)	716	(3)
Net unrealized appreciation
(depreciation) of investments	(1,297)	(94)	(132)	(7,115)	(1)
Net realized and unrealized gain (loss)
on investments	(1,301)	(184)	(143)	(6,399)	(4)
Net increase (decrease) in net assets
resulting from operations	$ (1,302)	$ (186)	$ (144)	$ (5,924)	$ (3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING VP Index
	ING Van	ING Van		Plus	ING VP Index
	Kampen Large	Kampen Real	ING Van	International	Plus
	Cap Growth	Estate Portfolio	Kampen Real	Equity Portfolio	International
	Portfolio -	- Institutional	Estate Portfolio	- Institutional	Equity Portfolio
	Service Class	Class	- Service Class	Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 265	$ 1,128	$ 307
Total investment income	-	16	265	1,128	307
Expenses:
Mortality, expense risk and
other charges	-	9	185	171	53
Total expenses	-	9	185	171	53
Net investment income (loss)	-	7	80	957	254

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(67)	(2,646)	(2,718)	(1,181)
Capital gains distributions	-	181	3,986	5,008	1,453
Total realized gain (loss) on investments
and capital gains distributions	-	114	1,340	2,290	272
Net unrealized appreciation
(depreciation) of investments	-	(590)	(11,957)	(12,785)	(3,273)
Net realized and unrealized gain (loss)
on investments	-	(476)	(10,617)	(10,495)	(3,001)
Net increase (decrease) in net assets
resulting from operations	$ -	$ (469)	$ (10,537)	$ (9,538)	$ (2,747)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Wells	ING Wells	ING Wells	ING	ING
	Fargo	Fargo	Fargo Small	International	International
	Disciplined	Disciplined	Cap Disciplined	Growth	SmallCap
	Value Portfolio -	Value Portfolio -	Portfolio -	Opportunities	Multi-Manager
	Adviser Class	Service Class	Service Class	Fund - Class Q	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 26	$ 7	$ -	$ 38
Total investment income	-	26	7	-	38
Expenses:
Mortality, expense risk and
other charges	-	6	8	-	9
Total expenses	-	6	8	-	9
Net investment income (loss)	-	20	(1)	-	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(211)	(306)	-	(92)
Capital gains distributions	-	-	114	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(211)	(192)	-	(92)
Net unrealized appreciation
(depreciation) of investments	-	87	(231)	(8)	(1,196)
Net realized and unrealized gain (loss)
on investments	(1)	(124)	(423)	(8)	(1,288)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (104)	$ (424)	$ (8)	$ (1,259)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING American	ING American	ING American	ING American
	Century Large	Century Large	Century Small-	Century Small-
	Company Value	Company Value	Mid Cap Value	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 10	$ 515	$ 1	$ 202	$ -
Total investment income	10	515	1	202	-
Expenses:
Mortality, expense risk and
other charges	-	40	-	245	23
Total expenses	-	40	-	245	23
Net investment income (loss)	10	475	1	(43)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(799)	(21)	(504)	(86)
Capital gains distributions	30	1,528	14	3,252	46
Total realized gain (loss) on investments
and capital gains distributions	30	729	(7)	2,748	(40)
Net unrealized appreciation
(depreciation) of investments	(75)	(2,931)	(10)	(10,546)	(1,397)
Net realized and unrealized gain (loss)
on investments	(45)	(2,202)	(17)	(7,798)	(1,437)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ (1,727)	$ (16)	$ (7,841)	$ (1,460)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia
	Small Cap	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Growth	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 78	$ 20
Total investment income	-	-	1	78	20
Expenses:
Mortality, expense risk and
other charges	1	814	10	104	34
Total expenses	1	814	10	104	34
Net investment income (loss)	(1)	(814)	(9)	(26)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	1,779	(42)	(94)	(117)
Capital gains distributions	11	3,000	9	112	528
Total realized gain (loss) on investments
and capital gains distributions	(27)	4,779	(33)	18	411
Net unrealized appreciation
(depreciation) of investments	(109)	(50,479)	(377)	(5,140)	(4,082)
Net realized and unrealized gain (loss)
on investments	(136)	(45,700)	(410)	(5,122)	(3,671)
Net increase (decrease) in net assets
resulting from operations	$ (137)	$ (46,514)	$ (419)	$ (5,148)	$ (3,685)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Index Solution 2015 Portfolio - Adviser Class	ING Index Solution 2025 Portfolio - Adviser Class	ING Index Solution 2035 Portfolio - Adviser Class	ING Index Solution 2045 Portfolio - Adviser Class	ING Index Solution Income Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	-	-	-
Total expenses	-	-	-	-	-
Net investment income (loss)	-	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	1	2	1	-	-
Net realized and unrealized gain (loss)
on investments	1	2	1	-	-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 2	$ 1	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 4,023	$ 1	$ 5	$ 590
Total investment income	6	4,023	1	5	590
Expenses:
Mortality, expense risk and
other charges	-	416	-	1	285
Total expenses	-	416	-	1	285
Net investment income (loss)	6	3,607	1	4	305

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(129)	(29,088)	(15)	(72)	(161)
Capital gains distributions	117	67,810	17	35	2,694
Total realized gain (loss) on investments
and capital gains distributions	(12)	38,722	2	(37)	2,533
Net unrealized appreciation
(depreciation) of investments	3	(47,137)	(3)	(85)	(13,907)
Net realized and unrealized gain (loss)
on investments	(9)	(8,415)	(1)	(122)	(11,374)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (4,808)	$ -	$ (118)	$ (11,069)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	1,316	1	-	10
Total expenses	-	1,316	1	-	10
Net investment income (loss)	-	(1,316)	(1)	-	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(20,709)	1	(18)	(522)
Capital gains distributions	-	-	-	5	527
Total realized gain (loss) on investments
and capital gains distributions	(10)	(20,709)	1	(13)	5
Net unrealized appreciation
(depreciation) of investments	(27)	(37,274)	(67)	4	(250)
Net realized and unrealized gain (loss)
on investments	(37)	(57,983)	(66)	(9)	(245)
Net increase (decrease) in net assets
resulting from operations	$ (37)	$ (59,299)	$ (67)	$ (9)	$ (255)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Neuberger	ING Neuberger
	Berman	Berman	ING OpCap	ING	ING
	Partners	Regency	Balanced Value	Oppenheimer	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio
	Service Class	Service Class	Service Class	- Adviser Class	- Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 477	$ 7	$ 14,508
Total investment income	-	-	477	7	14,508
Expenses:
Mortality, expense risk and
other charges	24	-	82	1	6,345
Total expenses	24	-	82	1	6,345
Net investment income (loss)	(24)	-	395	6	8,163

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(325)	(4)	(6,524)	(63)	12,361
Capital gains distributions	-	-	2,235	32	50,125
Total realized gain (loss) on investments
and capital gains distributions	(325)	(4)	(4,289)	(31)	62,486
Net unrealized appreciation
(depreciation) of investments	(1,673)	2	351	(148)	(385,205)
Net realized and unrealized gain (loss)
on investments	(1,998)	(2)	(3,938)	(179)	(322,719)
Net increase (decrease) in net assets
resulting from operations	$ (2,022)	$ (2)	$ (3,543)	$ (173)	$ (314,556)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING	ING	ING
	ING	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO
	Oppenheimer	Strategic	Strategic	Strategic	Total Return
	Global Portfolio	Income Portfolio	Income Portfolio	Income Portfolio	Portfolio -
	- Service Class	- Adviser Class	- Initial Class	- Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 18	$ 6,727	$ 8	$ 39
Total investment income	7	18	6,727	8	39
Expenses:
Mortality, expense risk and
other charges	3	1	1,255	1	3
Total expenses	3	1	1,255	1	3
Net investment income (loss)	4	17	5,472	7	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(14)	53	6	(1)
Capital gains distributions	27	1	450	1	13
Total realized gain (loss) on investments
and capital gains distributions	15	(13)	503	7	12
Net unrealized appreciation
(depreciation) of investments	(191)	(65)	(28,238)	(26)	(70)
Net realized and unrealized gain (loss)
on investments	(176)	(78)	(27,735)	(19)	(58)
Net increase (decrease) in net assets
resulting from operations	$ (172)	$ (61)	$ (22,263)	$ (12)	$ (22)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ 5,097	$ 393	$ 7	$ 182	$ 518
Total investment income	5,097	393	7	182	518
Expenses:
Mortality, expense risk and
other charges	1,023	46	1	62	266
Total expenses	1,023	46	1	62	266
Net investment income (loss)	4,074	347	6	120	252

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(40)	(328)	(1)	(31)	(11)
Capital gains distributions	1,627	131	2	247	667
Total realized gain (loss) on investments
and capital gains distributions	1,587	(197)	1	216	656
Net unrealized appreciation
(depreciation) of investments	(7,862)	(1,867)	(41)	(3,943)	(10,651)
Net realized and unrealized gain (loss)
on investments	(6,275)	(2,064)	(40)	(3,727)	(9,995)
Net increase (decrease) in net assets
resulting from operations	$ (2,201)	$ (1,717)	$ (34)	$ (3,607)	$ (9,743)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 173	$ 545	$ 142	$ 388	$ 79
Total investment income	173	545	142	388	79
Expenses:
Mortality, expense risk and
other charges	75	337	63	238	35
Total expenses	75	337	63	238	35
Net investment income (loss)	98	208	79	150	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(110)	(240)	(75)	(95)	(88)
Capital gains distributions	403	1,200	377	973	258
Total realized gain (loss) on investments
and capital gains distributions	293	960	302	878	170
Net unrealized appreciation
(depreciation) of investments	(6,064)	(18,098)	(5,470)	(14,504)	(4,003)
Net realized and unrealized gain (loss)
on investments	(5,771)	(17,138)	(5,168)	(13,626)	(3,833)
Net increase (decrease) in net assets
resulting from operations	$ (5,673)	$ (16,930)	$ (5,089)	$ (13,476)	$ (3,789)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Solution	ING Solution
	ING Solution	Growth and	Growth	ING Solution	ING Solution
	2045 Portfolio -	Income Portfolio	Portfolio -	Income Portfolio	Income Portfolio
	Service Class	- Service Class	Service Class	- Adviser Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 199	$ -	$ -	$ 154	$ 150
Total investment income	199	-	-	154	150
Expenses:
Mortality, expense risk and
other charges	157	1	1	40	67
Total expenses	157	1	1	40	67
Net investment income (loss)	42	(1)	(1)	114	83

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	(26)	(52)	(31)	(202)
Capital gains distributions	604	-	-	152	143
Total realized gain (loss) on investments
and capital gains distributions	613	(26)	(52)	121	(59)
Net unrealized appreciation
(depreciation) of investments	(9,919)	(7)	(7)	(1,905)	(1,545)
Net realized and unrealized gain (loss)
on investments	(9,306)	(33)	(59)	(1,784)	(1,604)
Net increase (decrease) in net assets
resulting from operations	$ (9,264)	$ (34)	$ (60)	$ (1,670)	$ (1,521)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified	Price Diversified
	Mid Cap	Mid Cap	Mid Cap	ING T. Rowe	ING T. Rowe
	Growth	Growth	Growth	Price Growth	Price Growth
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio
	Adviser Class	Initial Class	Service Class	- Adviser Class	- Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,404	$ -	$ 3	$ 2,863
Total investment income	-	1,404	-	3	2,863
Expenses:
Mortality, expense risk and
other charges	1	3,195	3	4	2,157
Total expenses	1	3,195	3	4	2,157
Net investment income (loss)	(1)	(1,791)	(3)	(1)	706

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(68)	(1,048)	(26)	(164)	(6,918)
Capital gains distributions	63	49,315	67	88	16,121
Total realized gain (loss) on investments
and capital gains distributions	(5)	48,267	41	(76)	9,203
Net unrealized appreciation
(depreciation) of investments	(174)	(208,361)	(254)	(464)	(120,189)
Net realized and unrealized gain (loss)
on investments	(179)	(160,094)	(213)	(540)	(110,986)
Net increase (decrease) in net assets
resulting from operations	$ (180)	$ (161,885)	$ (216)	$ (541)	$ (110,280)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING Templeton	ING Templeton	ING Templeton
	Price Growth	Foreign Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	- Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 13	$ 4	$ 2,486	$ 1	$ 1
Total investment income	13	4	2,486	1	1
Expenses:
Mortality, expense risk and
other charges	8	-	712	16	2
Total expenses	8	-	712	16	2
Net investment income (loss)	5	4	1,774	(15)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	(17)	(3,433)	(81)	(33)
Capital gains distributions	102	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	76	(17)	(3,433)	(81)	(33)
Net unrealized appreciation
(depreciation) of investments	(750)	(76)	(48,104)	(155)	(179)
Net realized and unrealized gain (loss)
on investments	(674)	(93)	(51,537)	(236)	(212)
Net increase (decrease) in net assets
resulting from operations	$ (669)	$ (89)	$ (49,763)	$ (251)	$ (213)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					ING UBS U.S.
		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	Small Cap
	ING Thornburg	Large Cap	Large Cap	Large Cap	Growth
	Value Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio	Portfolio -
	Initial Class	- Adviser Class	- Initial Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 473	$ 1	$ 2,309	$ -	$ -
Total investment income	473	1	2,309	-	-
Expenses:
Mortality, expense risk and
other charges	902	-	1,035	-	2
Total expenses	902	-	1,035	-	2
Net investment income (loss)	(429)	1	1,274	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,171)	-	(10,767)	-	(90)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,171)	-	(10,767)	-	(90)
Net unrealized appreciation
(depreciation) of investments	(40,240)	(24)	(36,911)	(4)	37
Net realized and unrealized gain (loss)
on investments	(43,411)	(24)	(47,678)	(4)	(53)
Net increase (decrease) in net assets
resulting from operations	$ (43,840)	$ (23)	$ (46,404)	$ (4)	$ (55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 2,359	$ 18	$ 14,010	$ 9
Total investment income	9	2,359	18	14,010	9
Expenses:
Mortality, expense risk and
other charges	1	647	1	2,750	2
Total expenses	1	647	1	2,750	2
Net investment income (loss)	8	1,712	17	11,260	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(86)	(2,010)	(42)	(159)	(4)
Capital gains distributions	20	3,812	27	15,058	10
Total realized gain (loss) on investments
and capital gains distributions	(66)	1,802	(15)	14,899	6
Net unrealized appreciation
(depreciation) of investments	(77)	(31,217)	(113)	(98,950)	(62)
Net realized and unrealized gain (loss)
on investments	(143)	(29,415)	(128)	(84,051)	(56)
Net increase (decrease) in net assets
resulting from operations	$ (135)	$ (27,703)	$ (111)	$ (72,791)	$ (49)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth	ING VP Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 1,390	$ 1,710	$ 1,907	$ 5	$ 19,275
Total investment income	1,390	1,710	1,907	5	19,275
Expenses:
Mortality, expense risk and
other charges	330	711	613	1	15,196
Total expenses	330	711	613	1	15,196
Net investment income (loss)	1,060	999	1,294	4	4,079

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,155)	(2,661)	(208)	(56)	(101,523)
Capital gains distributions	2,745	9,718	7,461	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,590	7,057	7,253	(56)	(101,523)
Net unrealized appreciation
(depreciation) of investments	(11,399)	(37,541)	(30,451)	(138)	(526,910)
Net realized and unrealized gain (loss)
on investments	(9,809)	(30,484)	(23,198)	(194)	(628,433)
Net increase (decrease) in net assets
resulting from operations	$ (8,749)	$ (29,485)	$ (21,904)	$ (190)	$ (624,354)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 6	$ 31	$ 207	$ 443	$ 8
Total investment income	6	31	207	443	8
Expenses:
Mortality, expense risk and
other charges	2	7	49	282	9
Total expenses	2	7	49	282	9
Net investment income (loss)	4	24	158	161	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	(116)	(579)	(16)	(5)
Capital gains distributions	-	83	318	1,024	92
Total realized gain (loss) on investments
and capital gains distributions	(17)	(33)	(261)	1,008	87
Net unrealized appreciation
(depreciation) of investments	(156)	(31)	(197)	(2,178)	(141)
Net realized and unrealized gain (loss)
on investments	(173)	(64)	(458)	(1,170)	(54)
Net increase (decrease) in net assets
resulting from operations	$ (169)	$ (40)	$ (300)	$ (1,009)	$ (55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 47	$ 45	$ 17	$ 3	$ 2
Total investment income	47	45	17	3	2
Expenses:
Mortality, expense risk and
other charges	42	33	15	3	1
Total expenses	42	33	15	3	1
Net investment income (loss)	5	12	2	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33)	(31)	(12)	(4)	-
Capital gains distributions	400	433	159	32	13
Total realized gain (loss) on investments
and capital gains distributions	367	402	147	28	13
Net unrealized appreciation
(depreciation) of investments	(584)	(569)	(225)	(40)	(18)
Net realized and unrealized gain (loss)
on investments	(217)	(167)	(78)	(12)	(5)
Net increase (decrease) in net assets
resulting from operations	$ (212)	$ (155)	$ (76)	$ (12)	$ (4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S. Core Portfolio -			ING Lehman	ING
		ING BlackRock		Brothers U.S.	Opportunistic
		Global Science	ING	Aggregate Bond	Large Cap
		and Technology	International	Index®	Growth
		Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 4	$ 20	$ 375
Total investment income	1	-	4	20	375
Expenses:
Mortality, expense risk and
other charges	1	319	1	4	480
Total expenses	1	319	1	4	480
Net investment income (loss)	-	(319)	3	16	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2,373	(58)	1	(1,150)
Capital gains distributions	6	-	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	6	2,373	(58)	4	(1,150)
Net unrealized appreciation
(depreciation) of investments	(7)	(18,274)	1	31	(25,054)
Net realized and unrealized gain (loss)
on investments	(1)	(15,901)	(57)	35	(26,204)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (16,220)	$ (54)	$ 51	$ (26,309)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™	ING VP Index
	Large Cap	Large Cap	Mid Cap Index	Small Cap Index	Plus LargeCap
	Value Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1,326	$ 30	$ 18	$ 6	$ 7,572
Total investment income	1,326	30	18	6	7,572
Expenses:
Mortality, expense risk and
other charges	619	5	2	2	3,668
Total expenses	619	5	2	2	3,668
Net investment income (loss)	707	25	16	4	3,904

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(546)	(44)	(88)	(37)	(9,337)
Capital gains distributions	10,413	-	-	-	26,611
Total realized gain (loss) on investments
and capital gains distributions	9,867	(44)	(88)	(37)	17,274
Net unrealized appreciation
(depreciation) of investments	(37,665)	(60)	2	(158)	(184,448)
Net realized and unrealized gain (loss)
on investments	(27,798)	(104)	(86)	(195)	(167,174)
Net increase (decrease) in net assets
resulting from operations	$ (27,091)	$ (79)	$ (70)	$ (191)	$ (163,270)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 5	$ 4,290	$ 4	$ 1,142	$ -
Total investment income	5	4,290	4	1,142	-
Expenses:
Mortality, expense risk and
other charges	1	2,941	1	1,136	-
Total expenses	1	2,941	1	1,136	-
Net investment income (loss)	4	1,349	3	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(49)	6,706	(73)	(613)	(14)
Capital gains distributions	19	40,232	46	7,780	4
Total realized gain (loss) on investments
and capital gains distributions	(30)	46,938	(27)	7,167	(10)
Net unrealized appreciation
(depreciation) of investments	(137)	(183,479)	(123)	(54,249)	(7)
Net realized and unrealized gain (loss)
on investments	(167)	(136,541)	(150)	(47,082)	(17)
Net increase (decrease) in net assets
resulting from operations	$ (163)	$ (135,192)	$ (147)	$ (47,076)	$ (17)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING VP
	ING VP Small	ING VP Small	Financial	ING VP	ING VP
	Company	Company	Services	International	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Value Portfolio -
	Class I	Class S	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 1,196	$ 1	$ 53	$ 3,575	$ 11
Total investment income	1,196	1	53	3,575	11
Expenses:
Mortality, expense risk and
other charges	1,122	-	24	1,215	2
Total expenses	1,122	-	24	1,215	2
Net investment income (loss)	74	1	29	2,360	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(768)	(21)	(1,155)	(5,480)	(149)
Capital gains distributions	15,135	14	200	20,149	75
Total realized gain (loss) on investments
and capital gains distributions	14,367	(7)	(955)	14,669	(74)
Net unrealized appreciation
(depreciation) of investments	(55,736)	(40)	393	(85,517)	(155)
Net realized and unrealized gain (loss)
on investments	(41,369)	(47)	(562)	(70,848)	(229)
Net increase (decrease) in net assets
resulting from operations	$ (41,295)	$ (46)	$ (533)	$ (68,488)	$ (220)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap		SmallCap	SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class I	Class S	- Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 870	$ -	$ -
Total investment income	-	-	870	-	-
Expenses:
Mortality, expense risk and
other charges	108	1	338	90	-
Total expenses	108	1	338	90	-
Net investment income (loss)	(108)	(1)	532	(90)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	334	(20)	(14,423)	(28)	(14)
Capital gains distributions	-	-	8,841	1,731	13
Total realized gain (loss) on investments
and capital gains distributions	334	(20)	(5,582)	1,703	(1)
Net unrealized appreciation
(depreciation) of investments	(5,295)	(47)	6,008	(6,117)	(19)
Net realized and unrealized gain (loss)
on investments	(4,961)	(67)	426	(4,414)	(20)
Net increase (decrease) in net assets
resulting from operations	$ (5,069)	$ (68)	$ 958	$ (4,504)	$ (20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP Money
	Balanced	Intermediate	Intermediate	Market	Janus Adviser
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -	Balanced Fund -
	Class I	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 15,681	$ 21,773	$ 13	$ 26,796	$ -
Total investment income	15,681	21,773	13	26,796	-
Expenses:
Mortality, expense risk and
other charges	4,676	4,085	1	4,169	-
Total expenses	4,676	4,085	1	4,169	-
Net investment income (loss)	11,005	17,688	12	22,627	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28,188)	(4,120)	(10)	1,312	-
Capital gains distributions	40,557	10,193	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	12,369	6,073	(4)	1,312	-
Net unrealized appreciation
(depreciation) of investments	(162,838)	(62,449)	(30)	(14,424)	-
Net realized and unrealized gain (loss)
on investments	(150,469)	(56,376)	(34)	(13,112)	-
Net increase (decrease) in net assets
resulting from operations	$ (139,464)	$ (38,688)	$ (22)	$ 9,515	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					Janus Aspen
			Janus Aspen	Janus Aspen	Series
	Janus Aspen	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Balanced	Series Flexible	Cap Growth	Growth	Growth
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 7	$ 4	$ 1	$ 1	$ 3
Total investment income	7	4	1	1	3
Expenses:
Mortality, expense risk and
other charges	3	1	1	5	3
Total expenses	3	1	1	5	3
Net investment income (loss)	4	3	-	(4)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	-	13	27	26
Capital gains distributions	20	-	-	23	-
Total realized gain (loss) on investments
and capital gains distributions	33	-	13	50	26
Net unrealized appreciation
(depreciation) of investments	(88)	1	(68)	(243)	(156)
Net realized and unrealized gain (loss)
on investments	(55)	1	(55)	(193)	(130)
Net increase (decrease) in net assets
resulting from operations	$ (51)	$ 4	$ (55)	$ (197)	$ (130)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Lazard U.S.		Loomis Sayles	Lord Abbett	Lord Abbett
	Mid Cap Equity		Small Cap	Mid-Cap Value	Small-Cap
	Portfolio - Open	LKCM Aquinas	Value Fund -	Fund, Inc. -	Value Fund -
	Shares	Growth Fund	Retail Class	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ 3	$ 18	$ 3
Total investment income	8	-	3	18	3
Expenses:
Mortality, expense risk and
other charges	3	3	1	11	14
Total expenses	3	3	1	11	14
Net investment income (loss)	5	(3)	2	7	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	(1)	(7)	(152)	(57)
Capital gains distributions	-	-	-	55	-
Total realized gain (loss) on investments
and capital gains distributions	(45)	(1)	(7)	(97)	(57)
Net unrealized appreciation
(depreciation) of investments	(165)	(94)	54	(409)	(465)
Net realized and unrealized gain (loss)
on investments	(210)	(95)	47	(506)	(522)
Net increase (decrease) in net assets
resulting from operations	$ (205)	$ (98)	$ 49	$ (499)	$ (533)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Lord Abbett				Neuberger
	Series Fund -	Massachusetts		Morgan Stanley	Berman Socially
	Mid-Cap Value	Investors	Moderate	U.S. Small Cap	Responsive
	Portfolio -	Growth Stock	Allocation	Value Portfolio -	Fund® - Trust
	Class VC	Fund - Class A	Portfolio	Class I	Class
Net investment income (loss)
Income:
Dividends	$ 1,350	$ 2	$ -	$ 9	$ 15
Total investment income	1,350	2	-	9	15
Expenses:
Mortality, expense risk and
other charges	1,107	6	-	-	21
Total expenses	1,107	6	-	-	21
Net investment income (loss)	243	(4)	-	9	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,263)	27	(3)	(44)	(25)
Capital gains distributions	4,511	-	-	36	33
Total realized gain (loss) on investments
and capital gains distributions	248	27	(3)	(8)	8
Net unrealized appreciation
(depreciation) of investments	(54,679)	(270)	1	(215)	(1,057)
Net realized and unrealized gain (loss)
on investments	(54,431)	(243)	(2)	(223)	(1,049)
Net increase (decrease) in net assets
resulting from operations	$ (54,188)	$ (247)	$ (2)	$ (214)	$ (1,055)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Oppenheimer	Oppenheimer
	New Perspective	New Perspective	Capital	Developing	Oppenheimer
	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -	Global
	Class R-3	Class R-4	Fund - Class A	Class A	Securities/VA
Net investment income (loss)
Income:
Dividends	$ 60	$ 1,046	$ -	$ 2,505	$ 7
Total investment income	60	1,046	-	2,505	7
Expenses:
Mortality, expense risk and
other charges	10	398	5	1,846	4
Total expenses	10	398	5	1,846	4
Net investment income (loss)	50	648	(5)	659	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(98)	168	10	6,594	(25)
Capital gains distributions	202	2,939	-	37,340	32
Total realized gain (loss) on investments
and capital gains distributions	104	3,107	10	43,934	7
Net unrealized appreciation
(depreciation) of investments	(1,754)	(24,241)	(301)	(155,001)	(203)
Net realized and unrealized gain (loss)
on investments	(1,650)	(21,134)	(291)	(111,067)	(196)
Net increase (decrease) in net assets
resulting from operations	$ (1,600)	$ (20,486)	$ (296)	$ (110,408)	$ (193)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Oppenheimer
	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Main Street	Small Cap	MidCap	Strategic Bond	Pax World
	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA	Balanced Fund
Net investment income (loss)
Income:
Dividends	$ 1	$ 30	$ -	$ 6	$ 1,035
Total investment income	1	30	-	6	1,035
Expenses:
Mortality, expense risk and
other charges	1	64	-	1	558
Total expenses	1	64	-	1	558
Net investment income (loss)	-	(34)	-	5	477

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(223)	(2)	-	(506)
Capital gains distributions	6	329	-	1	624
Total realized gain (loss) on investments
and capital gains distributions	7	106	(2)	1	118
Net unrealized appreciation
(depreciation) of investments	(50)	(2,871)	(13)	(25)	(21,064)
Net realized and unrealized gain (loss)
on investments	(43)	(2,765)	(15)	(24)	(20,946)
Net increase (decrease) in net assets
resulting from operations	$ (43)	$ (2,799)	$ (15)	$ (19)	$ (20,469)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Pioneer
	PIMCO Real		Emerging	Pioneer Equity	Pioneer High
	Return Portfolio	Pioneer High	Markets VCT	Income VCT	Yield VCT
	- Administrative	Yield Fund -	Portfolio -	Portfolio -	Portfolio -
	Class	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2,185	$ 219	$ 88	$ 16	$ 1,435
Total investment income	2,185	219	88	16	1,435
Expenses:
Mortality, expense risk and
other charges	608	21	211	4	173
Total expenses	608	21	211	4	173
Net investment income (loss)	1,577	198	(123)	12	1,262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(881)	(60)	(2,837)	(300)	(651)
Capital gains distributions	105	37	3,650	68	187
Total realized gain (loss) on investments
and capital gains distributions	(776)	(23)	813	(232)	(464)
Net unrealized appreciation
(depreciation) of investments	(8,434)	(1,613)	(18,300)	101	(7,575)
Net realized and unrealized gain (loss)
on investments	(9,210)	(1,636)	(17,487)	(131)	(8,039)
Net increase (decrease) in net assets
resulting from operations	$ (7,633)	$ (1,438)	$ (17,610)	$ (119)	$ (6,777)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			RiverSource
	Pioneer Mid		Diversified
	Cap Value VCT	Premier VIT	Equity Income	SMALLCAP	T. Rowe Price
	Portfolio -	OpCap Mid Cap	Fund -	World Fund® -	Mid-Cap Value
	Class I	Portfolio	Class R-4	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 6	$ 13	$ -	$ 4
Total investment income	6	6	13	-	4
Expenses:
Mortality, expense risk and
other charges	2	14	4	2	7
Total expenses	2	14	4	2	7
Net investment income (loss)	4	(8)	9	(2)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(132)	(164)	(18)	(77)	(19)
Capital gains distributions	40	156	-	-	11
Total realized gain (loss) on investments
and capital gains distributions	(92)	(8)	(18)	(77)	(8)
Net unrealized appreciation
(depreciation) of investments	36	(1,105)	(251)	(150)	(367)
Net realized and unrealized gain (loss)
on investments	(56)	(1,113)	(269)	(227)	(375)
Net increase (decrease) in net assets
resulting from operations	$ (52)	$ (1,121)	$ (260)	$ (229)	$ (378)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	T. Rowe Price	Templeton	Templeton
	Value Fund -	Foreign Fund -	Global Bond	Diversified	Equity Income
	Advisor Class	Class A	Fund - Class A	Value Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 1	$ 31	$ 8,285	$ 3	$ 9
Total investment income	1	31	8,285	3	9
Expenses:
Mortality, expense risk and
other charges	1	11	980	1	3
Total expenses	1	11	980	1	3
Net investment income (loss)	-	20	7,305	2	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(92)	440	(1)	(33)
Capital gains distributions	-	195	-	6	24
Total realized gain (loss) on investments
and capital gains distributions	(1)	103	440	5	(9)
Net unrealized appreciation
(depreciation) of investments	(27)	(749)	(3,683)	(51)	(93)
Net realized and unrealized gain (loss)
on investments	(28)	(646)	(3,243)	(46)	(102)
Net increase (decrease) in net assets
resulting from operations	$ (28)	$ (626)	$ 4,062	$ (44)	$ (96)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					Washington
					Mutual
	Small Company				Investors
	Growth	Wanger			FundSM, Inc. -
	Portfolio	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	$ -	$ 82	$ -	$ -	$ 105
Total investment income	-	82	-	-	105
Expenses:
Mortality, expense risk and
other charges	1	76	471	179	34
Total expenses	1	76	471	179	34
Net investment income (loss)	(1)	6	(471)	(179)	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1,593)	(352)	(280)	(64)
Capital gains distributions	8	1,238	1,728	2,251	88
Total realized gain (loss) on investments
and capital gains distributions	7	(355)	1,376	1,971	24
Net unrealized appreciation
(depreciation) of investments	(45)	(5,402)	(35,291)	(11,029)	(1,954)
Net realized and unrealized gain (loss)
on investments	(38)	(5,757)	(33,915)	(9,058)	(1,930)
Net increase (decrease) in net assets
resulting from operations	$ (39)	$ (5,751)	$ (34,386)	$ (9,237)	$ (1,859)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Washington
	Mutual	Wells Fargo
	Investors	Advantage
	FundSM, Inc. -	Small Cap Value
	Class R-4	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1,949	$ -
Total investment income	1,949	-
Expenses:
Mortality, expense risk and
other charges	783	1
Total expenses	783	1
Net investment income (loss)	1,166	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(384)	(8)
Capital gains distributions	1,363	-
Total realized gain (loss) on investments
and capital gains distributions	979	(8)
Net unrealized appreciation
(depreciation) of investments	(33,169)	(23)
Net realized and unrealized gain (loss)
on investments	(32,190)	(31)
Net increase (decrease) in net assets
resulting from operations	$ (31,024)	$ (32)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A	AIM Global Health Care Fund - Investor Class	AIM V.I. Capital Appreciation Fund - Series I Shares

Net assets at January 1, 2007	$ 234	$ 17	$ 114	$ 32,996

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(2)	(363)
Total realized gain (loss) on investments and
capital gains distributions	44	5	13	1,891
Net unrealized appreciation (depreciation)
of investments	(23)	(3)	-	1,877
Net increase (decrease) in net assets from operations	22	2	11	3,405
Changes from contract transactions:
Total unit transactions	14	15	19	(2,945)
Net increase (decrease) in assets derived from
principal transactions	14	15	19	(2,945)
Total increase (decrease) in net assets	36	17	30	460
Net assets at December 31, 2007	270	34	144	33,456

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	(270)
Total realized gain (loss) on investments and
capital gains distributions	(19)	(8)	-	831
Net unrealized appreciation (depreciation)
of investments	(65)	(11)	(44)	(14,466)
Net increase (decrease) in net assets from operations	(84)	(19)	(46)	(13,905)
Changes from contract transactions:
Total unit transactions	46	5	24	(1,680)
Net increase (decrease) in assets derived from
principal transactions	46	5	24	(1,680)
Total increase (decrease) in net assets	(38)	(14)	(22)	(15,585)
Net assets at December 31, 2008	$ 232	$ 20	$ 122	$ 17,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Allianz NFJ
			AllianceBernstein	Large-Cap
	AIM V.I. Core	AllianceBernstein	Growth and	Value Fund -
	Equity Fund -	Growth and Income	Income Portfolio -	Institutional
	Series I Shares	Fund, Inc. - Class A	Class A	Class
Net assets at January 1, 2007	$ 49,719	$ 65	$ 557	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	1,463	11	51	-
Net unrealized appreciation (depreciation)
of investments	1,934	(9)	(28)	-
Net increase (decrease) in net assets from operations	3,410	2	25	-
Changes from contract transactions:
Total unit transactions	(4,904)	53	63	-
Net increase (decrease) in assets derived from
principal transactions	(4,904)	53	63	-
Total increase (decrease) in net assets	(1,494)	55	88	-
Net assets at December 31, 2007	48,225	120	645	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	466	2	5	8
Total realized gain (loss) on investments and
capital gains distributions	1,359	(5)	60	(120)
Net unrealized appreciation (depreciation)
of investments	(16,338)	(78)	(321)	(110)
Net increase (decrease) in net assets from operations	(14,513)	(81)	(256)	(222)
Changes from contract transactions:
Total unit transactions	(2,058)	107	(18)	802
Net increase (decrease) in assets derived from
principal transactions	(2,058)	107	(18)	802
Total increase (decrease) in net assets	(16,571)	26	(274)	580
Net assets at December 31, 2008	$ 31,654	$ 146	$ 371	$ 580

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Allianz NFJ			American
	Small-Cap			Balanced
	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class A	Fund	Fund	Class R-3
Net assets at January 1, 2007	$ 477	$ -	$ -	$ 5,014

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	-	-	91
Total realized gain (loss) on investments and
capital gains distributions	62	-	-	206
Net unrealized appreciation (depreciation)
of investments	(42)	-	-	(7)
Net increase (decrease) in net assets from operations	24	-	-	290
Changes from contract transactions:
Total unit transactions	(47)	-	-	1,057
Net increase (decrease) in assets derived from
principal transactions	(47)	-	-	1,057
Total increase (decrease) in net assets	(23)	-	-	1,347
Net assets at December 31, 2007	454	-	-	6,361

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	113
Total realized gain (loss) on investments and
capital gains distributions	9	-	-	(50)
Net unrealized appreciation (depreciation)
of investments	(140)	1	1	(1,566)
Net increase (decrease) in net assets from operations	(131)	1	1	(1,503)
Changes from contract transactions:
Total unit transactions	13	35	45	(792)
Net increase (decrease) in assets derived from
principal transactions	13	35	45	(792)
Total increase (decrease) in net assets	(118)	36	46	(2,295)
Net assets at December 31, 2008	$ 336	$ 36	$ 46	$ 4,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	American			Artisan
	Century Income	Ariel		International
	& Growth Fund	Appreciation		Fund - Investor
	- A Class	Fund	Ariel Fund	Shares
Net assets at January 1, 2007	$ 5,990	$ 629	$ 660	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	(4)	(7)	-
Total realized gain (loss) on investments and
capital gains distributions	950	69	72	-
Net unrealized appreciation (depreciation)
of investments	(1,042)	(83)	(101)	-
Net increase (decrease) in net assets from operations	(79)	(18)	(36)	-
Changes from contract transactions:
Total unit transactions	(314)	(33)	214	-
Net increase (decrease) in assets derived from
principal transactions	(314)	(33)	214	-
Total increase (decrease) in net assets	(393)	(51)	178	-
Net assets at December 31, 2007	5,597	578	838	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	(2)	2	3
Total realized gain (loss) on investments and
capital gains distributions	(228)	29	(68)	(43)
Net unrealized appreciation (depreciation)
of investments	(1,827)	(284)	(363)	(33)
Net increase (decrease) in net assets from operations	(2,031)	(257)	(429)	(73)
Changes from contract transactions:
Total unit transactions	139	74	229	397
Net increase (decrease) in assets derived from
principal transactions	139	74	229	397
Total increase (decrease) in net assets	(1,892)	(183)	(200)	324
Net assets at December 31, 2008	$ 3,705	$ 395	$ 638	$ 324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	The Bond Fund	Calvert Social	Capital One	ColumbiaSM
	of AmericaSM,	Balanced	Mid Cap Equity	Acorn Fund® -
	Inc. - Class R-4	Portfolio	Fund - Class A	Class Z
Net assets at January 1, 2007	$ -	$ 65,397	$ 96	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	801	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	-	2,760	14	-
Net unrealized appreciation (depreciation)
of investments	-	(2,483)	(12)	-
Net increase (decrease) in net assets from operations	-	1,078	1	-
Changes from contract transactions:
Total unit transactions	-	(7,007)	(10)	-
Net increase (decrease) in assets derived from
principal transactions	-	(7,007)	(10)	-
Total increase (decrease) in net assets	-	(5,929)	(9)	-
Net assets at December 31, 2007	-	59,468	87	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	33	676	(1)	1
Total realized gain (loss) on investments and
capital gains distributions	(77)	(853)	(58)	(50)
Net unrealized appreciation (depreciation)
of investments	(82)	(17,531)	14	(283)
Net increase (decrease) in net assets from operations	(126)	(17,708)	(45)	(332)
Changes from contract transactions:
Total unit transactions	2,055	(5,870)	(42)	1,139
Net increase (decrease) in assets derived from
principal transactions	2,055	(5,870)	(42)	1,139
Total increase (decrease) in net assets	1,929	(23,578)	(87)	807
Net assets at December 31, 2008	$ 1,929	$ 35,890	$ -	$ 807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Columbia Mid	Columbia Mid	DWS Equity	EuroPacific
	Cap Value Fund	Cap Value Fund	500 Index Fund	Growth Fund®
	- Class A	- Class Z	- Class S	- Class R-3
Net assets at January 1, 2007	$ -	$ -	$ 167	$ 3,767

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	109
Total realized gain (loss) on investments and
capital gains distributions	-	-	4	789
Net unrealized appreciation (depreciation)
of investments	-	-	2	189
Net increase (decrease) in net assets from operations	-	-	8	1,087
Changes from contract transactions:
Total unit transactions	-	-	53	4,740
Net increase (decrease) in assets derived from
principal transactions	-	-	53	4,740
Total increase (decrease) in net assets	-	-	61	5,827
Net assets at December 31, 2007	-	-	228	9,594

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	6	2	110
Total realized gain (loss) on investments and
capital gains distributions	(19)	(25)	(5)	416
Net unrealized appreciation (depreciation)
of investments	(61)	(194)	(96)	(5,005)
Net increase (decrease) in net assets from operations	(72)	(213)	(99)	(4,479)
Changes from contract transactions:
Total unit transactions	1,647	774	39	2,137
Net increase (decrease) in assets derived from
principal transactions	1,647	774	39	2,137
Total increase (decrease) in net assets	1,575	561	(60)	(2,342)
Net assets at December 31, 2008	$ 1,575	$ 561	$ 168	$ 7,252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth
	Growth Fund®	Special Values	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class
Net assets at January 1, 2007	$ 141,230	$ 105,934	$ 455,731	$ 295,822

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,066	64	3,389	(665)
Total realized gain (loss) on investments and
capital gains distributions	17,925	19,811	42,721	(13,059)
Net unrealized appreciation (depreciation)
of investments	8,161	(29,475)	(42,979)	84,086
Net increase (decrease) in net assets from operations	28,152	(9,600)	3,131	70,362
Changes from contract transactions:
Total unit transactions	43,512	(1,772)	(32,334)	(36,470)
Net increase (decrease) in assets derived from
principal transactions	43,512	(1,772)	(32,334)	(36,470)
Total increase (decrease) in net assets	71,664	(11,372)	(29,203)	33,892
Net assets at December 31, 2007	212,894	94,562	426,528	329,714

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,254	28	4,655	(560)
Total realized gain (loss) on investments and
capital gains distributions	8,005	(4,341)	(8,493)	(11,477)
Net unrealized appreciation (depreciation)
of investments	(111,600)	(25,388)	(167,463)	(137,412)
Net increase (decrease) in net assets from operations	(101,341)	(29,701)	(171,301)	(149,449)
Changes from contract transactions:
Total unit transactions	44,205	(2,705)	(41,916)	(21,170)
Net increase (decrease) in assets derived from
principal transactions	44,205	(2,705)	(41,916)	(21,170)
Total increase (decrease) in net assets	(57,136)	(32,406)	(213,217)	(170,619)
Net assets at December 31, 2008	$ 155,758	$ 62,156	$ 213,311	$ 159,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2007	$ 7,752	$ 51,710	$ 1,176,582	$ 128,845

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	550	1,300	(778)	3,367
Total realized gain (loss) on investments and
capital gains distributions	(31)	7,491	362,570	156
Net unrealized appreciation (depreciation)
of investments	(389)	(637)	(173,527)	2,132
Net increase (decrease) in net assets from operations	130	8,154	188,265	5,655
Changes from contract transactions:
Total unit transactions	(326)	834	(53,290)	(7,802)
Net increase (decrease) in assets derived from
principal transactions	(326)	834	(53,290)	(7,802)
Total increase (decrease) in net assets	(196)	8,988	134,975	(2,147)
Net assets at December 31, 2007	7,556	60,698	1,311,557	126,698

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	488	686	241	1,216
Total realized gain (loss) on investments and
capital gains distributions	(251)	6,331	20,067	406
Net unrealized appreciation (depreciation)
of investments	(2,028)	(32,555)	(575,536)	(47,617)
Net increase (decrease) in net assets from operations	(1,791)	(25,538)	(555,228)	(45,995)
Changes from contract transactions:
Total unit transactions	(749)	(5,495)	(34,065)	(5,564)
Net increase (decrease) in assets derived from
principal transactions	(749)	(5,495)	(34,065)	(5,564)
Total increase (decrease) in net assets	(2,540)	(31,033)	(589,293)	(51,559)
Net assets at December 31, 2008	$ 5,016	$ 29,665	$ 722,264	$ 75,139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Franklin Small-
	Mid Cap	ManagerSM	Mutual	Mid Cap
	Portfolio -	Portfolio -	Discovery Fund	Growth Fund -
	Initial Class	Initial Class	- Class R	Class A
Net assets at January 1, 2007	$ 5,451	$ 18,360	$ 1,438	$ 556

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	71	986	30	(8)
Total realized gain (loss) on investments and
capital gains distributions	554	535	82	135
Net unrealized appreciation (depreciation)
of investments	341	995	39	(69)
Net increase (decrease) in net assets from operations	966	2,516	151	58
Changes from contract transactions:
Total unit transactions	3,555	(616)	856	153
Net increase (decrease) in assets derived from
principal transactions	3,555	(616)	856	153
Total increase (decrease) in net assets	4,521	1,900	1,007	211
Net assets at December 31, 2007	9,972	20,260	2,445	767

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	49	345	11	(4)
Total realized gain (loss) on investments and
capital gains distributions	1,221	1,670	108	(39)
Net unrealized appreciation (depreciation)
of investments	(5,975)	(8,664)	(884)	(243)
Net increase (decrease) in net assets from operations	(4,705)	(6,649)	(765)	(286)
Changes from contract transactions:
Total unit transactions	2,739	1,949	387	(85)
Net increase (decrease) in assets derived from
principal transactions	2,739	1,949	387	(85)
Total increase (decrease) in net assets	(1,966)	(4,700)	(378)	(371)
Net assets at December 31, 2008	$ 8,006	$ 15,560	$ 2,067	$ 396

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Franklin Small			The Growth
	Cap Value	Fundamental	Fundamental	Fund of
	Securities Fund	Investors, Inc. -	Investors, Inc. -	America® -
	- Class 2	Class R-3	Class R-4	Class R-3
Net assets at January 1, 2007	$ 88,521	$ -	$ -	$ 7,813

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(354)	-	-	17
Total realized gain (loss) on investments and
capital gains distributions	10,632	-	-	884
Net unrealized appreciation (depreciation)
of investments	(13,832)	-	-	(45)
Net increase (decrease) in net assets from operations	(3,554)	-	-	856
Changes from contract transactions:
Total unit transactions	6,669	-	-	3,773
Net increase (decrease) in assets derived from
principal transactions	6,669	-	-	3,773
Total increase (decrease) in net assets	3,115	-	-	4,629
Net assets at December 31, 2007	91,636	-	-	12,442

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	189	-	28	(8)
Total realized gain (loss) on investments and
capital gains distributions	6,374	-	(83)	(22)
Net unrealized appreciation (depreciation)
of investments	(37,896)	-	(1,214)	(5,721)
Net increase (decrease) in net assets from operations	(31,333)	-	(1,269)	(5,751)
Changes from contract transactions:
Total unit transactions	3,170	13	9,549	2,867
Net increase (decrease) in assets derived from
principal transactions	3,170	13	9,549	2,867
Total increase (decrease) in net assets	(28,163)	13	8,280	(2,884)
Net assets at December 31, 2008	$ 63,473	$ 13	$ 8,280	$ 9,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	The Growth	The Income
	Fund of	Fund of	ING Financial
	America® -	America® -	Services Fund -	ING Real Estate
	Class R-4	Class R-3	Class A	Fund - Class A
Net assets at January 1, 2007	$ 196,584	$ 1,032	$ 84	$ 2,373

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	178	34	1	42
Total realized gain (loss) on investments and
capital gains distributions	17,791	96	18	321
Net unrealized appreciation (depreciation)
of investments	2,330	(114)	(37)	(765)
Net increase (decrease) in net assets from operations	20,299	16	(18)	(402)
Changes from contract transactions:
Total unit transactions	31,895	612	70	(48)
Net increase (decrease) in assets derived from
principal transactions	31,895	612	70	(48)
Total increase (decrease) in net assets	52,194	628	52	(450)
Net assets at December 31, 2007	248,778	1,660	136	1,923

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	61	1	42
Total realized gain (loss) on investments and
capital gains distributions	382	(31)	(8)	(103)
Net unrealized appreciation (depreciation)
of investments	(110,408)	(621)	(56)	(668)
Net increase (decrease) in net assets from operations	(110,046)	(591)	(63)	(729)
Changes from contract transactions:
Total unit transactions	42,388	466	28	163
Net increase (decrease) in assets derived from
principal transactions	42,388	466	28	163
Total increase (decrease) in net assets	(67,658)	(125)	(35)	(566)
Net assets at December 31, 2008	$ 181,120	$ 1,535	$ 101	$ 1,357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING BlackRock
			ING	Large Cap
		ING	AllianceBernstein	Growth
	ING GNMA	Intermediate	Mid Cap Growth	Portfolio -
	Income Fund -	Bond Fund -	Portfolio - Service	Institutional
	Class A	Class A	Class	Class
Net assets at January 1, 2007	$ 973	$ 1,633	$ 3,286	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	36	85	(33)	(879)
Total realized gain (loss) on investments and
capital gains distributions	(4)	(8)	(317)	-
Net unrealized appreciation (depreciation)
of investments	25	35	554	(1,934)
Net increase (decrease) in net assets from operations	57	112	204	(2,813)
Changes from contract transactions:
Total unit transactions	375	1,319	401	118,751
Net increase (decrease) in assets derived from
principal transactions	375	1,319	401	118,751
Total increase (decrease) in net assets	432	1,431	605	115,938
Net assets at December 31, 2007	1,405	3,064	3,891	115,938

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	61	124	(31)	(754)
Total realized gain (loss) on investments and
capital gains distributions	-	75	53	6,021
Net unrealized appreciation (depreciation)
of investments	80	(577)	(1,906)	(49,073)
Net increase (decrease) in net assets from operations	141	(378)	(1,884)	(43,806)
Changes from contract transactions:
Total unit transactions	1,289	795	26	(8,829)
Net increase (decrease) in assets derived from
principal transactions	1,289	795	26	(8,829)
Total increase (decrease) in net assets	1,430	417	(1,858)	(52,635)
Net assets at December 31, 2008	$ 2,835	$ 3,481	$ 2,033	$ 63,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING BlackRock	ING BlackRock
	Large Cap	Large Cap	ING Evergreen
	Growth	Growth	Health Sciences ING Evergreen
	Portfolio -	Portfolio -	Portfolio -	Omega Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class
Net assets at January 1, 2007	$ -	$ -	$ 4,440	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(48)	-
Total realized gain (loss) on investments and
capital gains distributions	1	-	395	-
Net unrealized appreciation (depreciation)
of investments	-	(2)	13	-
Net increase (decrease) in net assets from operations	1	(2)	360	-
Changes from contract transactions:
Total unit transactions	42	149	1,456	-
Net increase (decrease) in assets derived from
principal transactions	42	149	1,456	-
Total increase (decrease) in net assets	43	147	1,816	-
Net assets at December 31, 2007	43	147	6,256	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(52)	-
Total realized gain (loss) on investments and
capital gains distributions	7	(11)	286	(1)
Net unrealized appreciation (depreciation)
of investments	(47)	(52)	(2,687)	-
Net increase (decrease) in net assets from operations	(40)	(63)	(2,453)	(1)
Changes from contract transactions:
Total unit transactions	83	(5)	3,395	36
Net increase (decrease) in assets derived from
principal transactions	83	(5)	3,395	36
Total increase (decrease) in net assets	43	(68)	942	35
Net assets at December 31, 2008	$ 86	$ 79	$ 7,198	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Global	ING Global
	ING FMRSM	Real Estate	Resources	ING Global
	Diversified Mid	Portfolio -	Portfolio -	Resources
	Cap Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2007	$ 14,604	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(154)	-	-	(869)
Total realized gain (loss) on investments and
capital gains distributions	403	-	-	10,253
Net unrealized appreciation (depreciation)
of investments	1,812	-	4	18,114
Net increase (decrease) in net assets from operations	2,061	-	4	27,498
Changes from contract transactions:
Total unit transactions	2,778	-	40	81,933
Net increase (decrease) in assets derived from
principal transactions	2,778	-	40	81,933
Total increase (decrease) in net assets	4,839	-	44	109,431
Net assets at December 31, 2007	19,443	-	44	109,431

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(121)	1	814
Total realized gain (loss) on investments and
capital gains distributions	1,477	(913)	6	16,984
Net unrealized appreciation (depreciation)
of investments	(11,681)	(15,512)	(24)	(74,214)
Net increase (decrease) in net assets from operations	(10,209)	(16,546)	(17)	(56,416)
Changes from contract transactions:
Total unit transactions	12,203	52,513	(2)	20,558
Net increase (decrease) in assets derived from
principal transactions	12,203	52,513	(2)	20,558
Total increase (decrease) in net assets	1,994	35,967	(19)	(35,858)
Net assets at December 31, 2008	$ 21,437	$ 35,967	$ 25	$ 73,573

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging
	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2007	$ -	$ 57	$ 29,171	$ 21,610

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	1	58	(32)
Total realized gain (loss) on investments and
capital gains distributions	2	19	3,940	2,380
Net unrealized appreciation (depreciation)
of investments	13	30	6,939	6,767
Net increase (decrease) in net assets from operations	10	50	10,937	9,115
Changes from contract transactions:
Total unit transactions	4,601	261	3,723	9,448
Net increase (decrease) in assets derived from
principal transactions	4,601	261	3,723	9,448
Total increase (decrease) in net assets	4,611	311	14,660	18,563
Net assets at December 31, 2007	4,611	368	43,831	40,173

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	9	512	387
Total realized gain (loss) on investments and
capital gains distributions	750	(101)	3,302	2,968
Net unrealized appreciation (depreciation)
of investments	(5,728)	(153)	(25,117)	(22,553)
Net increase (decrease) in net assets from operations	(4,972)	(245)	(21,303)	(19,198)
Changes from contract transactions:
Total unit transactions	7,766	48	(4,081)	(5,250)
Net increase (decrease) in assets derived from
principal transactions	7,766	48	(4,081)	(5,250)
Total increase (decrease) in net assets	2,794	(197)	(25,384)	(24,448)
Net assets at December 31, 2008	$ 7,405	$ 171	$ 18,447	$ 15,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING JPMorgan
		Value	ING JPMorgan
	ING JPMorgan	Opportunities	Value	ING Julius Baer
	Small Cap Core	Portfolio -	Opportunities	Foreign
	Equity Portfolio	Institutional	Portfolio -	Portfolio -
	- Service Class	Class	Service Class	Service Class
Net assets at January 1, 2007	$ 1,643	$ 26	$ 824	$ 30,166

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(22)	1	7	(456)
Total realized gain (loss) on investments and
capital gains distributions	166	9	128	3,915
Net unrealized appreciation (depreciation)
of investments	(257)	(12)	(217)	2,669
Net increase (decrease) in net assets from operations	(113)	(2)	(82)	6,128
Changes from contract transactions:
Total unit transactions	938	48	1,097	23,557
Net increase (decrease) in assets derived from
principal transactions	938	48	1,097	23,557
Total increase (decrease) in net assets	825	46	1,015	29,685
Net assets at December 31, 2007	2,468	72	1,839	59,851

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	1	32	(495)
Total realized gain (loss) on investments and
capital gains distributions	38	(16)	(87)	4,598
Net unrealized appreciation (depreciation)
of investments	(903)	(8)	(626)	(31,754)
Net increase (decrease) in net assets from operations	(875)	(23)	(681)	(27,651)
Changes from contract transactions:
Total unit transactions	536	(21)	(32)	1,138
Net increase (decrease) in assets derived from
principal transactions	536	(21)	(32)	1,138
Total increase (decrease) in net assets	(339)	(44)	(713)	(26,513)
Net assets at December 31, 2008	$ 2,129	$ 28	$ 1,126	$ 33,338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord	ING Marsico
	ING Legg	Affiliated	Abbett	Growth
	Mason Value	Portfolio -	Affiliated	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2007	$ 3,415	$ 1,068	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(45)	(572)	6	-
Total realized gain (loss) on investments and
capital gains distributions	136	232	11	-
Net unrealized appreciation (depreciation)
of investments	(434)	2,393	(30)	-
Net increase (decrease) in net assets from operations	(343)	2,053	(13)	-
Changes from contract transactions:
Total unit transactions	1,322	128,642	529	-
Net increase (decrease) in assets derived from
principal transactions	1,322	128,642	529	-
Total increase (decrease) in net assets	979	130,695	516	-
Net assets at December 31, 2007	4,394	131,763	516	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(29)	2,313	13	13
Total realized gain (loss) on investments and
capital gains distributions	(944)	9,152	66	(350)
Net unrealized appreciation (depreciation)
of investments	(1,123)	(57,524)	(350)	(2,548)
Net increase (decrease) in net assets from operations	(2,096)	(46,059)	(271)	(2,885)
Changes from contract transactions:
Total unit transactions	(850)	(12,544)	261	8,099
Net increase (decrease) in assets derived from
principal transactions	(850)	(12,544)	261	8,099
Total increase (decrease) in net assets	(2,946)	(58,603)	(10)	5,214
Net assets at December 31, 2008	$ 1,448	$ 73,160	$ 506	$ 5,214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Marsico	ING Marsico
	ING Marsico	International	International
	Growth	Opportunities	Opportunities	ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Adviser Class	Service Class	- Adviser Class
Net assets at January 1, 2007	$ 2,747	$ -	$ 7,306	$ 45

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(36)	-	(2)	3
Total realized gain (loss) on investments and
capital gains distributions	148	-	1,033	11
Net unrealized appreciation (depreciation)
of investments	278	(2)	569	(18)
Net increase (decrease) in net assets from operations	390	(2)	1,600	(4)
Changes from contract transactions:
Total unit transactions	1,190	66	3,645	526
Net increase (decrease) in assets derived from
principal transactions	1,190	66	3,645	526
Total increase (decrease) in net assets	1,580	64	5,245	522
Net assets at December 31, 2007	4,327	64	12,551	567

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	1	24
Total realized gain (loss) on investments and
capital gains distributions	120	(41)	458	(25)
Net unrealized appreciation (depreciation)
of investments	(600)	(33)	(6,943)	(159)
Net increase (decrease) in net assets from operations	(494)	(74)	(6,484)	(160)
Changes from contract transactions:
Total unit transactions	(3,527)	75	341	90
Net increase (decrease) in assets derived from
principal transactions	(3,527)	75	341	90
Total increase (decrease) in net assets	(4,021)	1	(6,143)	(70)
Net assets at December 31, 2008	$ 306	$ 65	$ 6,408	$ 497

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING MFS Total		ING MFS	Oppenheimer
	Return Portfolio	ING MFS Total	Utilities	Main Street
	- Institutional	Return Portfolio	Portfolio -	Portfolio® -
	Class	- Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 269	$ 36,559	$ 13,022	$ 825

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(317)	638	(51)	(3)
Total realized gain (loss) on investments and
capital gains distributions	17	2,370	3,078	102
Net unrealized appreciation (depreciation)
of investments	858	(1,896)	2,510	(81)
Net increase (decrease) in net assets from operations	558	1,112	5,537	18
Changes from contract transactions:
Total unit transactions	80,319	(4,067)	18,964	1,161
Net increase (decrease) in assets derived from
principal transactions	80,319	(4,067)	18,964	1,161
Total increase (decrease) in net assets	80,877	(2,955)	24,501	1,179
Net assets at December 31, 2007	81,146	33,604	37,523	2,004

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,506	1,362	775	31
Total realized gain (loss) on investments and
capital gains distributions	4,166	1,275	3,714	(453)
Net unrealized appreciation (depreciation)
of investments	(24,202)	(9,967)	(20,213)	(434)
Net increase (decrease) in net assets from operations	(16,530)	(7,330)	(15,724)	(856)
Changes from contract transactions:
Total unit transactions	(12,962)	(3,924)	2,976	194
Net increase (decrease) in assets derived from
principal transactions	(12,962)	(3,924)	2,976	194
Total increase (decrease) in net assets	(29,492)	(11,254)	(12,748)	(662)
Net assets at December 31, 2008	$ 51,654	$ 22,350	$ 24,775	$ 1,342

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING PIMCO		ING Pioneer
	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Portfolio -	High Yield	Portfolio -	Fund Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2007	$ 247	$ 5,070	$ -	$ 2,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27	331	1,448	(31)
Total realized gain (loss) on investments and
capital gains distributions	(8)	11	74	217
Net unrealized appreciation (depreciation)
of investments	(14)	(257)	(5,352)	14
Net increase (decrease) in net assets from operations	5	85	(3,830)	200
Changes from contract transactions:
Total unit transactions	548	567	160,312	13,780
Net increase (decrease) in assets derived from
principal transactions	548	567	160,312	13,780
Total increase (decrease) in net assets	553	652	156,482	13,980
Net assets at December 31, 2007	800	5,722	156,482	16,489

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	56	404	2,906	421
Total realized gain (loss) on investments and
capital gains distributions	(79)	(586)	(2,534)	261
Net unrealized appreciation (depreciation)
of investments	(157)	(1,227)	(48,595)	(6,636)
Net increase (decrease) in net assets from operations	(180)	(1,409)	(48,223)	(5,954)
Changes from contract transactions:
Total unit transactions	(11)	149	3,109	1,096
Net increase (decrease) in assets derived from
principal transactions	(11)	149	3,109	1,096
Total increase (decrease) in net assets	(191)	(1,260)	(45,114)	(4,858)
Net assets at December 31, 2008	$ 609	$ 4,462	$ 111,368	$ 11,631

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Pioneer
		ING Pioneer	Mid Cap Value	ING Pioneer
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2007	$ 25	$ -	$ 783	$ 6

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(383)	-
Total realized gain (loss) on investments and
capital gains distributions	2	-	16	-
Net unrealized appreciation (depreciation)
of investments	(1)	-	(2,175)	-
Net increase (decrease) in net assets from operations	-	-	(2,542)	-
Changes from contract transactions:
Total unit transactions	86	-	98,750	10
Net increase (decrease) in assets derived from
principal transactions	86	-	98,750	10
Total increase (decrease) in net assets	86	-	96,208	10
Net assets at December 31, 2007	111	-	96,991	16

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	-	996	3
Total realized gain (loss) on investments and
capital gains distributions	2	(1)	2,997	9
Net unrealized appreciation (depreciation)
of investments	(53)	(1)	(36,707)	(74)
Net increase (decrease) in net assets from operations	(48)	(2)	(32,714)	(62)
Changes from contract transactions:
Total unit transactions	46	4	1,187	250
Net increase (decrease) in assets derived from
principal transactions	46	4	1,187	250
Total increase (decrease) in net assets	(2)	2	(31,527)	188
Net assets at December 31, 2008	$ 109	$ 2	$ 65,464	$ 204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING T. Rowe
	ING Stock	Price Capital	ING T. Rowe	ING T. Rowe
	Index Portfolio -	Appreciation	Price Equity	Price Equity
	Institutional	Portfolio -	Income Portfolio	Income Portfolio
	Class	Service Class	- Adviser Class	- Service Class
Net assets at January 1, 2007	$ 3,625	$ 86,924	$ 215	$ 87,796

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	47	951	5	370
Total realized gain (loss) on investments and
capital gains distributions	192	12,895	36	5,033
Net unrealized appreciation (depreciation)
of investments	(63)	(11,663)	(61)	(3,764)
Net increase (decrease) in net assets from operations	176	2,183	(20)	1,639
Changes from contract transactions:
Total unit transactions	(213)	79,883	956	12,269
Net increase (decrease) in assets derived from
principal transactions	(213)	79,883	956	12,269
Total increase (decrease) in net assets	(37)	82,066	936	13,908
Net assets at December 31, 2007	3,588	168,990	1,151	101,704

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	112	6,214	32	3,165
Total realized gain (loss) on investments and
capital gains distributions	24	15,596	8	7,576
Net unrealized appreciation (depreciation)
of investments	(1,486)	(79,630)	(532)	(49,945)
Net increase (decrease) in net assets from operations	(1,350)	(57,820)	(492)	(39,204)
Changes from contract transactions:
Total unit transactions	134	47,698	259	12,008
Net increase (decrease) in assets derived from
principal transactions	134	47,698	259	12,008
Total increase (decrease) in net assets	(1,216)	(10,122)	(233)	(27,196)
Net assets at December 31, 2008	$ 2,372	$ 158,868	$ 918	$ 74,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Van
	ING Templeton		Kampen Capital	ING Van
	Global Growth	ING Templeton	Growth	Kampen Capital
	Portfolio -	Global Growth	Portfolio -	Growth
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2007	$ -	$ 1,421	$ -	$ 14

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(2)	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	144	-	3
Net unrealized appreciation (depreciation)
of investments	(6)	(144)	-	9
Net increase (decrease) in net assets from operations	(11)	(2)	-	12
Changes from contract transactions:
Total unit transactions	1,197	1,414	-	61
Net increase (decrease) in assets derived from
principal transactions	1,197	1,414	-	61
Total increase (decrease) in net assets	1,186	1,412	-	73
Net assets at December 31, 2007	1,186	2,833	-	87

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(1)	(2)	(1)
Total realized gain (loss) on investments and
capital gains distributions	19	(4)	(90)	(11)
Net unrealized appreciation (depreciation)
of investments	(514)	(1,297)	(94)	(132)
Net increase (decrease) in net assets from operations	(492)	(1,302)	(186)	(144)
Changes from contract transactions:
Total unit transactions	80	579	548	202
Net increase (decrease) in assets derived from
principal transactions	80	579	548	202
Total increase (decrease) in net assets	(412)	(723)	362	58
Net assets at December 31, 2008	$ 774	$ 2,110	$ 362	$ 145

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Van
	ING Van	Kampen Large	ING Van	ING Van
	Kampen	Cap Growth	Kampen Large	Kampen Real
	Growth and	Portfolio -	Cap Growth	Estate Portfolio
	Income Portfolio	Institutional	Portfolio -	- Institutional
	- Service Class	Class	Service Class	Class
Net assets at January 1, 2007	$ 15,704	$ 162	$ -	$ 754

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	103	(2)	-	3
Total realized gain (loss) on investments and
capital gains distributions	1,414	7	-	88
Net unrealized appreciation (depreciation)
of investments	(1,343)	(3)	-	(296)
Net increase (decrease) in net assets from operations	174	2	-	(205)
Changes from contract transactions:
Total unit transactions	1,410	(22)	-	393
Net increase (decrease) in assets derived from
principal transactions	1,410	(22)	-	393
Total increase (decrease) in net assets	1,584	(20)	-	188
Net assets at December 31, 2007	17,288	142	-	942

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	475	1	-	7
Total realized gain (loss) on investments and
capital gains distributions	716	(3)	-	114
Net unrealized appreciation (depreciation)
of investments	(7,115)	(1)	-	(590)
Net increase (decrease) in net assets from operations	(5,924)	(3)	-	(469)
Changes from contract transactions:
Total unit transactions	1,747	(139)	-	251
Net increase (decrease) in assets derived from
principal transactions	1,747	(139)	-	251
Total increase (decrease) in net assets	(4,177)	(142)	-	(218)
Net assets at December 31, 2008	$ 13,111	$ -	$ -	$ 724

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP Index
		Plus	ING VP Index	ING Wells
	ING Van	International	Plus	Fargo
	Kampen Real	Equity Portfolio	International	Disciplined
	Estate Portfolio	- Institutional	Equity Portfolio	Value Portfolio -
	- Service Class	Class	- Service Class	Adviser Class
Net assets at January 1, 2007	$ 16,905	$ -	$ 2,537	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	36	(33)	(84)	-
Total realized gain (loss) on investments and
capital gains distributions	2,824	4	533	-
Net unrealized appreciation (depreciation)
of investments	(7,927)	(304)	(190)	-
Net increase (decrease) in net assets from operations	(5,067)	(333)	259	-
Changes from contract transactions:
Total unit transactions	9,000	22,695	4,320	3
Net increase (decrease) in assets derived from
principal transactions	9,000	22,695	4,320	3
Total increase (decrease) in net assets	3,933	22,362	4,579	3
Net assets at December 31, 2007	20,838	22,362	7,116	3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	80	957	254	-
Total realized gain (loss) on investments and
capital gains distributions	1,340	2,290	272	(1)
Net unrealized appreciation (depreciation)
of investments	(11,957)	(12,785)	(3,273)	-
Net increase (decrease) in net assets from operations	(10,537)	(9,538)	(2,747)	(1)
Changes from contract transactions:
Total unit transactions	6,988	(1,453)	(1,436)	(2)
Net increase (decrease) in assets derived from
principal transactions	6,988	(1,453)	(1,436)	(2)
Total increase (decrease) in net assets	(3,549)	(10,991)	(4,183)	(3)
Net assets at December 31, 2008	$ 17,289	$ 11,371	$ 2,933	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Wells	ING Wells	ING	ING
	Fargo	Fargo Small	International	International
	Disciplined	Cap Disciplined	Growth	SmallCap
	Value Portfolio -	Portfolio -	Opportunities	Multi-Manager
	Service Class	Service Class	Fund - Class Q	Fund - Class A
Net assets at January 1, 2007	$ 767	$ 1,141	$ 7	$ 837

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(10)	-	4
Total realized gain (loss) on investments and
capital gains distributions	54	58	2	480
Net unrealized appreciation (depreciation)
of investments	(136)	(90)	-	(379)
Net increase (decrease) in net assets from operations	(77)	(42)	2	105
Changes from contract transactions:
Total unit transactions	433	(77)	2	1,279
Net increase (decrease) in assets derived from
principal transactions	433	(77)	2	1,279
Total increase (decrease) in net assets	356	(119)	4	1,384
Net assets at December 31, 2007	1,123	1,022	11	2,221

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	20	(1)	-	29
Total realized gain (loss) on investments and
capital gains distributions	(211)	(192)	-	(92)
Net unrealized appreciation (depreciation)
of investments	87	(231)	(8)	(1,196)
Net increase (decrease) in net assets from operations	(104)	(424)	(8)	(1,259)
Changes from contract transactions:
Total unit transactions	(1,019)	349	4	299
Net increase (decrease) in assets derived from
principal transactions	(1,019)	349	4	299
Total increase (decrease) in net assets	(1,123)	(75)	(4)	(960)
Net assets at December 31, 2008	$ -	$ 947	$ 7	$ 1,261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING American	ING American	ING American	ING American
	Century Large	Century Large	Century Small-	Century Small-
	Company Value	Company Value	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 9	$ 5,290	$ 22	$ 33,826

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	5	-	(193)
Total realized gain (loss) on investments and
capital gains distributions	2	628	6	4,881
Net unrealized appreciation (depreciation)
of investments	(4)	(763)	(8)	(5,673)
Net increase (decrease) in net assets from operations	(2)	(130)	(2)	(985)
Changes from contract transactions:
Total unit transactions	79	(730)	17	(4,206)
Net increase (decrease) in assets derived from
principal transactions	79	(730)	17	(4,206)
Total increase (decrease) in net assets	77	(860)	15	(5,191)
Net assets at December 31, 2007	86	4,430	37	28,635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10	475	1	(43)
Total realized gain (loss) on investments and
capital gains distributions	30	729	(7)	2,748
Net unrealized appreciation (depreciation)
of investments	(75)	(2,931)	(10)	(10,546)
Net increase (decrease) in net assets from operations	(35)	(1,727)	(16)	(7,841)
Changes from contract transactions:
Total unit transactions	27	114	18	1,281
Net increase (decrease) in assets derived from
principal transactions	27	114	18	1,281
Total increase (decrease) in net assets	(8)	(1,613)	2	(6,560)
Net assets at December 31, 2008	$ 78	$ 2,817	$ 39	$ 22,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Baron	ING Baron
		Small Cap	Small Cap	ING Columbia
	ING Baron	Growth	Growth	Small Cap Value
	Asset Portfolio -	Portfolio -	Portfolio -	II Portfolio -
	Service Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2007	$ 306	$ 63	$ 91,451	$ 39

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	(1)	(996)	(3)
Total realized gain (loss) on investments and
capital gains distributions	48	8	3,264	9
Net unrealized appreciation (depreciation)
of investments	58	(3)	2,329	(31)
Net increase (decrease) in net assets from operations	88	4	4,597	(25)
Changes from contract transactions:
Total unit transactions	2,823	190	12,652	782
Net increase (decrease) in assets derived from
principal transactions	2,823	190	12,652	782
Total increase (decrease) in net assets	2,911	194	17,249	757
Net assets at December 31, 2007	3,217	257	108,700	796

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	(1)	(814)	(9)
Total realized gain (loss) on investments and
capital gains distributions	(40)	(27)	4,779	(33)
Net unrealized appreciation (depreciation)
of investments	(1,397)	(109)	(50,479)	(377)
Net increase (decrease) in net assets from operations	(1,460)	(137)	(46,514)	(419)
Changes from contract transactions:
Total unit transactions	369	96	4,050	576
Net increase (decrease) in assets derived from
principal transactions	369	96	4,050	576
Total increase (decrease) in net assets	(1,091)	(41)	(42,464)	157
Net assets at December 31, 2008	$ 2,126	$ 216	$ 66,236	$ 953

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Davis New	ING Fidelity®	ING Index	ING Index
	York Venture	VIP Mid Cap	Solution 2015	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2007	$ 9,468	$ 110	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(85)	(5)	-	-
Total realized gain (loss) on investments and
capital gains distributions	394	19	-	-
Net unrealized appreciation (depreciation)
of investments	(49)	81	-	-
Net increase (decrease) in net assets from operations	260	95	-	-
Changes from contract transactions:
Total unit transactions	1,585	3,839	-	-
Net increase (decrease) in assets derived from
principal transactions	1,585	3,839	-	-
Total increase (decrease) in net assets	1,845	3,934	-	-
Net assets at December 31, 2007	11,313	4,044	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(26)	(14)	-	-
Total realized gain (loss) on investments and
capital gains distributions	18	411	-	-
Net unrealized appreciation (depreciation)
of investments	(5,140)	(4,082)	1	2
Net increase (decrease) in net assets from operations	(5,148)	(3,685)	1	2
Changes from contract transactions:
Total unit transactions	2,424	6,348	36	79
Net increase (decrease) in assets derived from
principal transactions	2,424	6,348	36	79
Total increase (decrease) in net assets	(2,724)	2,663	37	81
Net assets at December 31, 2008	$ 8,589	$ 6,707	$ 37	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING JPMorgan
	Solution 2035	Solution 2045	Solution Income	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2007	$ -	$ -	$ -	$ 20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	3
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	3
Net unrealized appreciation (depreciation)
of investments	-	-	-	(4)
Net increase (decrease) in net assets from operations	-	-	-	2
Changes from contract transactions:
Total unit transactions	-	-	-	169
Net increase (decrease) in assets derived from				-
principal transactions	-	-	-	169
Total increase (decrease) in net assets	-	-	-	171
Net assets at December 31, 2007	-	-	-	191

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	6
Total realized gain (loss) on investments and				-
capital gains distributions	-	-	-	(12)
Net unrealized appreciation (depreciation)
of investments	1	-	-	3
Net increase (decrease) in net assets from operations	1	-	-	(3)
Changes from contract transactions:
Total unit transactions	50	6	1	(188)
Net increase (decrease) in assets derived from
principal transactions	50	6	1	(188)
Total increase (decrease) in net assets	51	6	1	(191)
Net assets at December 31, 2008	$ 51	$ 6	$ 1	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 150,203	$ 16	$ 91	$ 32,578

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,581	-	-	(183)
Total realized gain (loss) on investments and
capital gains distributions	14,809	-	23	2,736
Net unrealized appreciation (depreciation)
of investments	(3,771)	1	(35)	(2,133)
Net increase (decrease) in net assets from operations	12,619	1	(12)	420
Changes from contract transactions:
Total unit transactions	(20,511)	14	307	1,986
Net increase (decrease) in assets derived from
principal transactions	(20,511)	14	307	1,986
Total increase (decrease) in net assets	(7,892)	15	295	2,406
Net assets at December 31, 2007	142,311	31	386	34,984

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,607	1	4	305
Total realized gain (loss) on investments and
capital gains distributions	38,722	2	(37)	2,533
Net unrealized appreciation (depreciation)
of investments	(47,137)	(3)	(85)	(13,907)
Net increase (decrease) in net assets from operations	(4,808)	-	(118)	(11,069)
Changes from contract transactions:
Total unit transactions	(137,503)	(31)	(23)	(2,795)
Net increase (decrease) in assets derived from
principal transactions	(137,503)	(31)	(23)	(2,795)
Total increase (decrease) in net assets	(142,311)	(31)	(141)	(13,864)
Net assets at December 31, 2008	$ -	$ -	$ 245	$ 21,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg	ING Legg	ING Legg	ING Legg
	Mason Partners	Mason Partners	Mason Partners	Mason Partners
	Aggressive	Aggressive	Aggressive	Large Cap
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2007	$ 17	$ 203,807	$ 82	$ 33

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,922)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	4	(9,429)	4	6
Net unrealized appreciation (depreciation)
of investments	(7)	7,512	(6)	(5)
Net increase (decrease) in net assets from operations	(3)	(3,839)	(3)	1
Changes from contract transactions:
Total unit transactions	82	(38,945)	8	108
Net increase (decrease) in assets derived from
principal transactions	82	(38,945)	8	108
Total increase (decrease) in net assets	79	(42,784)	5	109
Net assets at December 31, 2007	96	161,023	87	142

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,316)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(10)	(20,709)	1	(13)
Net unrealized appreciation (depreciation)
of investments	(27)	(37,274)	(67)	4
Net increase (decrease) in net assets from operations	(37)	(59,299)	(67)	(9)
Changes from contract transactions:
Total unit transactions	1	(17,346)	100	(133)
Net increase (decrease) in assets derived from
principal transactions	1	(17,346)	100	(133)
Total increase (decrease) in net assets	(36)	(76,645)	33	(142)
Net assets at December 31, 2008	$ 60	$ 84,378	$ 120	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg
	Mason Partners	ING Neuberger	ING Neuberger
	Large Cap	Berman	Berman	ING OpCap
	Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 3,850	$ 232	$ 1	$ 13,497

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	(8)	-	27
Total realized gain (loss) on investments and
capital gains distributions	153	40	-	1,739
Net unrealized appreciation (depreciation)
of investments	26	(52)	(2)	(2,299)
Net increase (decrease) in net assets from operations	141	(20)	(2)	(533)
Changes from contract transactions:
Total unit transactions	(455)	2,054	63	(2,003)
Net increase (decrease) in assets derived from
principal transactions	(455)	2,054	63	(2,003)
Total increase (decrease) in net assets	(314)	2,034	61	(2,536)
Net assets at December 31, 2007	3,536	2,266	62	10,961

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	(24)	-	395
Total realized gain (loss) on investments and
capital gains distributions	5	(325)	(4)	(4,289)
Net unrealized appreciation (depreciation)
of investments	(250)	(1,673)	2	351
Net increase (decrease) in net assets from operations	(255)	(2,022)	(2)	(3,543)
Changes from contract transactions:
Total unit transactions	(3,281)	1,722	(60)	(7,418)
Net increase (decrease) in assets derived from
principal transactions	(3,281)	1,722	(60)	(7,418)
Total increase (decrease) in net assets	(3,536)	(300)	(62)	(10,961)
Net assets at December 31, 2008	$ -	$ 1,966	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic
	Global Portfolio	Global Portfolio	Global Portfolio	Income Portfolio
	- Adviser Class	- Initial Class	- Service Class	- Adviser Class
Net assets at January 1, 2007	$ 96	$ 921,330	$ 180	$ 127

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	298	1	9
Total realized gain (loss) on investments and
capital gains distributions	15	81,523	24	3
Net unrealized appreciation (depreciation)
of investments	(12)	(31,597)	(17)	2
Net increase (decrease) in net assets from operations	3	50,224	8	14
Changes from contract transactions:
Total unit transactions	266	(130,832)	251	134
Net increase (decrease) in assets derived from
principal transactions	266	(130,832)	251	134
Total increase (decrease) in net assets	269	(80,608)	259	148
Net assets at December 31, 2007	365	840,722	439	275

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	8,163	4	17
Total realized gain (loss) on investments and
capital gains distributions	(31)	62,486	15	(13)
Net unrealized appreciation (depreciation)
of investments	(148)	(385,205)	(191)	(65)
Net increase (decrease) in net assets from operations	(173)	(314,556)	(172)	(61)
Changes from contract transactions:
Total unit transactions	46	(102,226)	-	44
Net increase (decrease) in assets derived from
principal transactions	46	(102,226)	-	44
Total increase (decrease) in net assets	(127)	(416,782)	(172)	(17)
Net assets at December 31, 2008	$ 238	$ 423,940	$ 267	$ 258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Strategic	Strategic	Total Return	Total Return
	Income Portfolio	Income Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 112,893	$ -	$ 269	$ 62,923

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,210	(2)	15	1,665
Total realized gain (loss) on investments and
capital gains distributions	1,642	-	5	433
Net unrealized appreciation (depreciation)
of investments	2,740	(3)	22	3,685
Net increase (decrease) in net assets from operations	8,592	(5)	42	5,783
Changes from contract transactions:
Total unit transactions	4,203	3,831	243	14,304
Net increase (decrease) in assets derived from
principal transactions	4,203	3,831	243	14,304
Total increase (decrease) in net assets	12,795	3,826	285	20,087
Net assets at December 31, 2007	125,688	3,826	554	83,010

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5,472	7	36	4,074
Total realized gain (loss) on investments and
capital gains distributions	503	7	12	1,587
Net unrealized appreciation (depreciation)
of investments	(28,238)	(26)	(70)	(7,862)
Net increase (decrease) in net assets from operations	(22,263)	(12)	(22)	(2,201)
Changes from contract transactions:
Total unit transactions	5,942	(3,598)	338	24,040
Net increase (decrease) in assets derived from
principal transactions	5,942	(3,598)	338	24,040
Total increase (decrease) in net assets	(16,321)	(3,610)	316	21,839
Net assets at December 31, 2008	$ 109,367	$ 216	$ 870	$ 104,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 1,000	$ 6	$ 2,850	$ 15,208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	162	2	(1)	(81)
Total realized gain (loss) on investments and
capital gains distributions	40	-	68	673
Net unrealized appreciation (depreciation)
of investments	(127)	(3)	137	52
Net increase (decrease) in net assets from operations	75	(1)	204	644
Changes from contract transactions:
Total unit transactions	4,109	90	6,696	14,447
Net increase (decrease) in assets derived from
principal transactions	4,109	90	6,696	14,447
Total increase (decrease) in net assets	4,184	89	6,900	15,091
Net assets at December 31, 2007	5,184	95	9,750	30,299

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	347	6	120	252
Total realized gain (loss) on investments and
capital gains distributions	(197)	1	216	656
Net unrealized appreciation (depreciation)
of investments	(1,867)	(41)	(3,943)	(10,651)
Net increase (decrease) in net assets from operations	(1,717)	(34)	(3,607)	(9,743)
Changes from contract transactions:
Total unit transactions	500	20	4,478	7,869
Net increase (decrease) in assets derived from
principal transactions	500	20	4,478	7,869
Total increase (decrease) in net assets	(1,217)	(14)	871	(1,874)
Net assets at December 31, 2008	$ 3,967	$ 81	$ 10,621	$ 28,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 4,390	$ 18,183	$ 3,854	$ 12,006

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(127)	(13)	(85)
Total realized gain (loss) on investments and
capital gains distributions	109	615	96	381
Net unrealized appreciation (depreciation)
of investments	135	226	62	289
Net increase (decrease) in net assets from operations	232	714	145	585
Changes from contract transactions:
Total unit transactions	7,481	20,666	5,831	14,953
Net increase (decrease) in assets derived from
principal transactions	7,481	20,666	5,831	14,953
Total increase (decrease) in net assets	7,713	21,380	5,976	15,538
Net assets at December 31, 2007	12,103	39,563	9,830	27,544

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	98	208	79	150
Total realized gain (loss) on investments and
capital gains distributions	293	960	302	878
Net unrealized appreciation (depreciation)
of investments	(6,064)	(18,098)	(5,470)	(14,504)
Net increase (decrease) in net assets from operations	(5,673)	(16,930)	(5,089)	(13,476)
Changes from contract transactions:
Total unit transactions	5,598	15,303	5,026	13,643
Net increase (decrease) in assets derived from
principal transactions	5,598	15,303	5,026	13,643
Total increase (decrease) in net assets	(75)	(1,627)	(63)	167
Net assets at December 31, 2008	$ 12,028	$ 37,936	$ 9,767	$ 27,711

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Growth and	Growth
	2045 Portfolio -	2045 Portfolio -	Income Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	Service Class
Net assets at January 1, 2007	$ 2,250	$ 7,586	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(88)	-	-
Total realized gain (loss) on investments and
capital gains distributions	79	220	-	-
Net unrealized appreciation (depreciation)
of investments	27	283	-	-
Net increase (decrease) in net assets from operations	94	415	-	-
Changes from contract transactions:
Total unit transactions	5,514	9,461	-	-
Net increase (decrease) in assets derived from
principal transactions	5,514	9,461	-	-
Total increase (decrease) in net assets	5,608	9,876	-	-
Net assets at December 31, 2007	7,858	17,462	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	44	42	(1)	(1)
Total realized gain (loss) on investments and
capital gains distributions	170	613	(26)	(52)
Net unrealized appreciation (depreciation)
of investments	(4,003)	(9,919)	(7)	(7)
Net increase (decrease) in net assets from operations	(3,789)	(9,264)	(34)	(60)
Changes from contract transactions:
Total unit transactions	2,396	9,490	659	234
Net increase (decrease) in assets derived from
principal transactions	2,396	9,490	659	234
Total increase (decrease) in net assets	(1,393)	226	625	174
Net assets at December 31, 2008	$ 6,465	$ 17,688	$ 625	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price Diversified	Price Diversified
			Mid Cap	Mid Cap
	ING Solution	ING Solution	Growth	Growth
	Income Portfolio	Income Portfolio	Portfolio -	Portfolio -
	- Adviser Class	- Service Class	Adviser Class	Initial Class
Net assets at January 1, 2007	$ 1,657	$ 2,746	$ 39	$ 397,287

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	(13)	-	(3,472)
Total realized gain (loss) on investments and
capital gains distributions	41	125	13	49,859
Net unrealized appreciation (depreciation)
of investments	211	63	(7)	275
Net increase (decrease) in net assets from operations	260	175	6	46,662
Changes from contract transactions:
Total unit transactions	5,510	4,464	320	(54,649)
Net increase (decrease) in assets derived from
principal transactions	5,510	4,464	320	(54,649)
Total increase (decrease) in net assets	5,770	4,639	326	(7,987)
Net assets at December 31, 2007	7,427	7,385	365	389,300

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	114	83	(1)	(1,791)
Total realized gain (loss) on investments and
capital gains distributions	121	(59)	(5)	48,267
Net unrealized appreciation (depreciation)
of investments	(1,905)	(1,545)	(174)	(208,361)
Net increase (decrease) in net assets from operations	(1,670)	(1,521)	(180)	(161,885)
Changes from contract transactions:
Total unit transactions	2,352	1,085	27	(27,342)
Net increase (decrease) in assets derived from
principal transactions	2,352	1,085	27	(27,342)
Total increase (decrease) in net assets	682	(436)	(153)	(189,227)
Net assets at December 31, 2008	$ 8,109	$ 6,949	$ 212	$ 200,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe
	Price Diversified
	Mid Cap	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Growth	Price Growth	Price Growth	Price Growth
	Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio
	Service Class	- Adviser Class	- Initial Class	- Service Class
Net assets at January 1, 2007	$ 425	$ 143	$ 281,531	$ 867

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(2)	(1,573)	(6)
Total realized gain (loss) on investments and
capital gains distributions	56	53	12,711	75
Net unrealized appreciation (depreciation)
of investments	(3)	(29)	12,582	18
Net increase (decrease) in net assets from operations	50	22	23,720	87
Changes from contract transactions:
Total unit transactions	39	990	(30,226)	280
Net increase (decrease) in assets derived from
principal transactions	39	990	(30,226)	280
Total increase (decrease) in net assets	89	1,012	(6,506)	367
Net assets at December 31, 2007	514	1,155	275,025	1,234

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(1)	706	5
Total realized gain (loss) on investments and
capital gains distributions	41	(76)	9,203	76
Net unrealized appreciation (depreciation)
of investments	(254)	(464)	(120,189)	(750)
Net increase (decrease) in net assets from operations	(216)	(541)	(110,280)	(669)
Changes from contract transactions:
Total unit transactions	(26)	129	(22,970)	453
Net increase (decrease) in assets derived from
principal transactions	(26)	129	(22,970)	453
Total increase (decrease) in net assets	(242)	(412)	(133,250)	(216)
Net assets at December 31, 2008	$ 272	$ 743	$ 141,775	$ 1,018

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Templeton
	Foreign Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2007	$ -	-	$ 302	$ 54

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	11	(1)
Total realized gain (loss) on investments and
capital gains distributions	-	-	131	7
Net unrealized appreciation (depreciation)
of investments	-	-	122	(22)
Net increase (decrease) in net assets from operations	-	-	264	(16)
Changes from contract transactions:
Total unit transactions	-	-	4,867	483
Net increase (decrease) in assets derived from
principal transactions	-	-	4,867	483
Total increase (decrease) in net assets	-	-	5,131	467
Net assets at December 31, 2007	-	-	5,433	521

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	1,774	(15)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(17)	(3,433)	(81)	(33)
Net unrealized appreciation (depreciation)
of investments	(76)	(48,104)	(155)	(179)
Net increase (decrease) in net assets from operations	(89)	(49,763)	(251)	(213)
Changes from contract transactions:
Total unit transactions	232	125,371	(5,142)	(13)
Net increase (decrease) in assets derived from
principal transactions	232	125,371	(5,142)	(13)
Total increase (decrease) in net assets	143	75,608	(5,393)	(226)
Net assets at December 31, 2008	$ 143	$ 75,608	$ 40	$ 295

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING Thornburg	Large Cap	Large Cap	Large Cap
	Value Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio
	Initial Class	- Adviser Class	- Initial Class	- Service Class
Net assets at January 1, 2007	$ 117,356	$ -	$ 135,280	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(695)	-	(518)	-
Total realized gain (loss) on investments and
capital gains distributions	(6,680)	-	(3,980)	-
Net unrealized appreciation (depreciation)
of investments	14,266	-	4,862	-
Net increase (decrease) in net assets from operations	6,891	-	364	-
Changes from contract transactions:
Total unit transactions	(10,814)	13	(9,172)	3
Net increase (decrease) in assets derived from
principal transactions	(10,814)	13	(9,172)	3
Total increase (decrease) in net assets	(3,923)	13	(8,808)	3
Net assets at December 31, 2007	113,433	13	126,472	6

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(429)	1	1,274	-
Total realized gain (loss) on investments and
capital gains distributions	(3,171)	-	(10,767)	-
Net unrealized appreciation (depreciation)
of investments	(40,240)	(24)	(36,911)	(4)
Net increase (decrease) in net assets from operations	(43,840)	(23)	(46,404)	(4)
Changes from contract transactions:
Total unit transactions	(8,107)	53	(15,791)	4
Net increase (decrease) in assets derived from
principal transactions	(8,107)	53	(15,791)	4
Total increase (decrease) in net assets	(51,947)	30	(62,195)	-
Net assets at December 31, 2008	$ 61,486	$ 43	$ 64,277	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen	Kampen Equity
	Growth	Comstock	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2007	$ 24	$ 151	$ 100,241	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	3	130	3
Total realized gain (loss) on investments and
capital gains distributions	16	18	6,497	5
Net unrealized appreciation (depreciation)
of investments	(37)	(42)	(9,132)	(4)
Net increase (decrease) in net assets from operations	(24)	(21)	(2,505)	4
Changes from contract transactions:
Total unit transactions	592	252	(13,824)	178
Net increase (decrease) in assets derived from
principal transactions	592	252	(13,824)	178
Total increase (decrease) in net assets	568	231	(16,329)	182
Net assets at December 31, 2007	592	382	83,912	203

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	8	1,712	17
Total realized gain (loss) on investments and
capital gains distributions	(90)	(66)	1,802	(15)
Net unrealized appreciation (depreciation)
of investments	37	(77)	(31,217)	(113)
Net increase (decrease) in net assets from operations	(55)	(135)	(27,703)	(111)
Changes from contract transactions:
Total unit transactions	(537)	(41)	(13,235)	216
Net increase (decrease) in assets derived from
principal transactions	(537)	(41)	(13,235)	216
Total increase (decrease) in net assets	(592)	(176)	(40,938)	105
Net assets at December 31, 2008	$ -	$ 206	$ 42,974	$ 308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic
	Kampen Equity	Kampen Equity	Allocation	Allocation
	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I
Net assets at January 1, 2007	$ 378,557	$ 90	$ 39,520	$ 88,592

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,947	3	816	549
Total realized gain (loss) on investments and
capital gains distributions	21,684	6	1,684	7,336
Net unrealized appreciation (depreciation)
of investments	(16,807)	(8)	(754)	(4,560)
Net increase (decrease) in net assets from operations	9,824	1	1,746	3,325
Changes from contract transactions:
Total unit transactions	(63,112)	97	(3,605)	(7,328)
Net increase (decrease) in assets derived from
principal transactions	(63,112)	97	(3,605)	(7,328)
Total increase (decrease) in net assets	(53,288)	98	(1,859)	(4,003)
Net assets at December 31, 2007	325,269	188	37,661	84,589

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,260	7	1,060	999
Total realized gain (loss) on investments and
capital gains distributions	14,899	6	1,590	7,057
Net unrealized appreciation (depreciation)
of investments	(98,950)	(62)	(11,399)	(37,541)
Net increase (decrease) in net assets from operations	(72,791)	(49)	(8,749)	(29,485)
Changes from contract transactions:
Total unit transactions	(35,482)	18	(3,072)	(6,229)
Net increase (decrease) in assets derived from
principal transactions	(35,482)	18	(3,072)	(6,229)
Total increase (decrease) in net assets	(108,273)	(31)	(11,821)	(35,714)
Net assets at December 31, 2008	$ 216,996	$ 157	$ 25,840	$ 48,875

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP
	Strategic
	Allocation	ING VP Growth	ING VP Growth	ING VP Growth
	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class A	Class I	Class S
Net assets at January 1, 2007	$ 82,807	$ -	$ 1,940,188	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	904	2	3,797	1
Total realized gain (loss) on investments and
capital gains distributions	5,765	-	(106,075)	-
Net unrealized appreciation (depreciation)
of investments	(3,399)	(1)	217,416	-
Net increase (decrease) in net assets from operations	3,270	1	115,138	1
Changes from contract transactions:
Total unit transactions	(12,927)	157	(296,758)	100
Net increase (decrease) in assets derived from
principal transactions	(12,927)	157	(296,758)	100
Total increase (decrease) in net assets	(9,657)	158	(181,620)	101
Net assets at December 31, 2007	73,150	158	1,758,568	101

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,294	4	4,079	4
Total realized gain (loss) on investments and
capital gains distributions	7,253	(56)	(101,523)	(17)
Net unrealized appreciation (depreciation)
of investments	(30,451)	(138)	(526,910)	(156)
Net increase (decrease) in net assets from operations	(21,904)	(190)	(624,354)	(169)
Changes from contract transactions:
Total unit transactions	(4,721)	403	(207,576)	373
Net increase (decrease) in assets derived from
principal transactions	(4,721)	403	(207,576)	373
Total increase (decrease) in net assets	(26,625)	213	(831,930)	204
Net assets at December 31, 2008	$ 46,525	$ 371	$ 926,638	$ 305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 5
Net assets at January 1, 2007	$ 995	$ 7,605	$ 27,885	$ 685

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	113	292	-
Total realized gain (loss) on investments and
capital gains distributions	22	123	305	34
Net unrealized appreciation (depreciation)
of investments	(8)	(14)	326	(30)
Net increase (decrease) in net assets from operations	27	222	923	4
Changes from contract transactions:
Total unit transactions	(105)	(2,129)	(5,604)	(29)
Net increase (decrease) in assets derived from
principal transactions	(105)	(2,129)	(5,604)	(29)
Total increase (decrease) in net assets	(78)	(1,907)	(4,681)	(25)
Net assets at December 31, 2007	917	5,698	23,204	660

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	158	161	(1)
Total realized gain (loss) on investments and
capital gains distributions	(33)	(261)	1,008	87
Net unrealized appreciation (depreciation)
of investments	(31)	(197)	(2,178)	(141)
Net increase (decrease) in net assets from operations	(40)	(300)	(1,009)	(55)
Changes from contract transactions:
Total unit transactions	(877)	(5,398)	(4,537)	(124)
Net increase (decrease) in assets derived from
principal transactions	(877)	(5,398)	(4,537)	(124)
Total increase (decrease) in net assets	(917)	(5,698)	(5,546)	(179)
Net assets at December 31, 2008	$ -	$ -	$ 17,658	$ 481

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2007	$ 3,931	$ 3,556	$ 1,507	$ 168

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	19	29	4	1
Total realized gain (loss) on investments and
capital gains distributions	265	196	97	5
Net unrealized appreciation (depreciation)
of investments	(239)	(169)	(84)	(3)
Net increase (decrease) in net assets from operations	45	56	17	3
Changes from contract transactions:
Total unit transactions	(1,058)	(1,096)	(555)	(7)
Net increase (decrease) in assets derived from
principal transactions	(1,058)	(1,096)	(555)	(7)
Total increase (decrease) in net assets	(1,013)	(1,040)	(538)	(4)
Net assets at December 31, 2007	2,918	2,516	969	164

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	12	2	-
Total realized gain (loss) on investments and
capital gains distributions	367	402	147	28
Net unrealized appreciation (depreciation)
of investments	(584)	(569)	(225)	(40)
Net increase (decrease) in net assets from operations	(212)	(155)	(76)	(12)
Changes from contract transactions:
Total unit transactions	(471)	(325)	(119)	(10)
Net increase (decrease) in assets derived from
principal transactions	(471)	(325)	(119)	(10)
Total increase (decrease) in net assets	(683)	(480)	(195)	(22)
Net assets at December 31, 2008	$ 2,235	$ 2,036	$ 774	$ 142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING BlackRock
			Global Science	ING
	ING GET U.S.	ING GET U.S.	and Technology	International
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio -
	Series 10	Series 11	Class I	Class I
Net assets at January 1, 2007	$ 76	$ 47	$ 37,594	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	(385)	-
Total realized gain (loss) on investments and
capital gains distributions	2	1	1,796	-
Net unrealized appreciation (depreciation)
of investments	-	(2)	4,645	-
Net increase (decrease) in net assets from operations	2	-	6,056	-
Changes from contract transactions:
Total unit transactions	(2)	-	(816)	-
Net increase (decrease) in assets derived from
principal transactions	(2)	-	(816)	-
Total increase (decrease) in net assets	-	-	5,240	-
Net assets at December 31, 2007	76	47	42,834	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(319)	3
Total realized gain (loss) on investments and
capital gains distributions	13	6	2,373	(58)
Net unrealized appreciation (depreciation)
of investments	(18)	(7)	(18,274)	1
Net increase (decrease) in net assets from operations	(4)	(1)	(16,220)	(54)
Changes from contract transactions:
Total unit transactions	(2)	(14)	(3,218)	274
Net increase (decrease) in assets derived from
principal transactions	(2)	(14)	(3,218)	274
Total increase (decrease) in net assets	(6)	(15)	(19,438)	220
Net assets at December 31, 2008	$ 70	$ 32	$ 23,396	$ 220

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING
	Aggregate Bond	Large Cap	Opportunistic	ING Russell™
	Index®	Growth	Large Cap	Large Cap
	Portfolio -	Portfolio -	Value Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2007	$ -	$ 67,837	$ 96,810	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(541)	590	-
Total realized gain (loss) on investments and
capital gains distributions	-	(3,169)	3,989	-
Net unrealized appreciation (depreciation)
of investments	-	13,275	(2,489)	-
Net increase (decrease) in net assets from operations	-	9,565	2,090	-
Changes from contract transactions:
Total unit transactions	-	(15,081)	(16,721)	-
Net increase (decrease) in assets derived from
principal transactions	-	(15,081)	(16,721)	-
Total increase (decrease) in net assets	-	(5,516)	(14,631)	-
Net assets at December 31, 2007	-	62,321	82,179	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(105)	707	25
Total realized gain (loss) on investments and
capital gains distributions	4	(1,150)	9,867	(44)
Net unrealized appreciation (depreciation)
of investments	31	(25,054)	(37,665)	(60)
Net increase (decrease) in net assets from operations	51	(26,309)	(27,091)	(79)
Changes from contract transactions:
Total unit transactions	1,508	(5,598)	(10,762)	2,754
Net increase (decrease) in assets derived from
principal transactions	1,508	(5,598)	(10,762)	2,754
Total increase (decrease) in net assets	1,559	(31,907)	(37,853)	2,675
Net assets at December 31, 2008	$ 1,559	$ 30,414	$ 44,326	$ 2,675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap Index	Plus LargeCap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2007	$ -	$ -	$ 539,452	$ 7

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	1,026	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(7,474)	(3)
Net unrealized appreciation (depreciation)
of investments	-	-	27,106	2
Net increase (decrease) in net assets from operations	-	-	20,658	(1)
Changes from contract transactions:
Total unit transactions	-	-	(91,018)	328
Net increase (decrease) in assets derived from
principal transactions	-	-	(91,018)	328
Total increase (decrease) in net assets	-	-	(70,360)	327
Net assets at December 31, 2007	-	-	469,092	334

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	4	3,904	4
Total realized gain (loss) on investments and
capital gains distributions	(88)	(37)	17,274	(30)
Net unrealized appreciation (depreciation)
of investments	2	(158)	(184,448)	(137)
Net increase (decrease) in net assets from operations	(70)	(191)	(163,270)	(163)
Changes from contract transactions:
Total unit transactions	1,399	826	(58,354)	154
Net increase (decrease) in assets derived from
principal transactions	1,399	826	(58,354)	154
Total increase (decrease) in net assets	1,329	635	(221,624)	(9)
Net assets at December 31, 2008	$ 1,329	$ 635	$ 247,468	$ 325

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2007	$ 421,728	$ 43	$ 189,877	$ 52

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(928)	-	(944)	-
Total realized gain (loss) on investments and
capital gains distributions	50,730	9	31,898	5
Net unrealized appreciation (depreciation)
of investments	(29,602)	(15)	(42,343)	(13)
Net increase (decrease) in net assets from operations	20,200	(6)	(11,389)	(8)
Changes from contract transactions:
Total unit transactions	(60,397)	306	(27,178)	46
Net increase (decrease) in assets derived from
principal transactions	(60,397)	306	(27,178)	46
Total increase (decrease) in net assets	(40,197)	300	(38,567)	38
Net assets at December 31, 2007	381,531	343	151,310	90

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,349	3	6	-
Total realized gain (loss) on investments and
capital gains distributions	46,938	(27)	7,167	(10)
Net unrealized appreciation (depreciation)
of investments	(183,479)	(123)	(54,249)	(7)
Net increase (decrease) in net assets from operations	(135,192)	(147)	(47,076)	(17)
Changes from contract transactions:
Total unit transactions	(33,827)	64	(18,463)	(15)
Net increase (decrease) in assets derived from
principal transactions	(33,827)	64	(18,463)	(15)
Total increase (decrease) in net assets	(169,019)	(83)	(65,539)	(32)
Net assets at December 31, 2008	$ 212,512	$ 260	$ 85,771	$ 58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING VP
	ING VP Small	ING VP Small	Financial	ING VP
	Company	Company	Services	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2007	$ 169,087	$ 11	$ 3,621	$ 123,753

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,271)	-	19	1,111
Total realized gain (loss) on investments and
capital gains distributions	41,173	2	204	28,055
Net unrealized appreciation (depreciation)
of investments	(31,382)	(3)	(574)	(13,036)
Net increase (decrease) in net assets from operations	8,520	(1)	(351)	16,130
Changes from contract transactions:
Total unit transactions	(42,469)	77	(707)	18,248
Net increase (decrease) in assets derived from
principal transactions	(42,469)	77	(707)	18,248
Total increase (decrease) in net assets	(33,949)	76	(1,058)	34,378
Net assets at December 31, 2007	135,138	87	2,563	158,131

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	74	1	29	2,360
Total realized gain (loss) on investments and
capital gains distributions	14,367	(7)	(955)	14,669
Net unrealized appreciation (depreciation)
of investments	(55,736)	(40)	393	(85,517)
Net increase (decrease) in net assets from operations	(41,295)	(46)	(533)	(68,488)
Changes from contract transactions:
Total unit transactions	(7,582)	59	(2,030)	(4,658)
Net increase (decrease) in assets derived from
principal transactions	(7,582)	59	(2,030)	(4,658)
Total increase (decrease) in net assets	(48,877)	13	(2,563)	(73,146)
Net assets at December 31, 2008	$ 86,261	$ 100	$ -	$ 84,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP	ING VP
	ING VP	MidCap	MidCap
	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Class S	Class I	Class S	- Class I
Net assets at January 1, 2007	$ 60	$ 6,141	$ 3	$ 86,706

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(76)	-	1,131
Total realized gain (loss) on investments and
capital gains distributions	54	552	-	13,392
Net unrealized appreciation (depreciation)
of investments	(32)	1,043	7	(26,636)
Net increase (decrease) in net assets from operations	25	1,519	7	(12,113)
Changes from contract transactions:
Total unit transactions	395	2,098	60	(25,561)
Net increase (decrease) in assets derived from
principal transactions	395	2,098	60	(25,561)
Total increase (decrease) in net assets	420	3,617	67	(37,674)
Net assets at December 31, 2007	480	9,758	70	49,032

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(108)	(1)	532
Total realized gain (loss) on investments and
capital gains distributions	(74)	334	(20)	(5,582)
Net unrealized appreciation (depreciation)
of investments	(155)	(5,295)	(47)	6,008
Net increase (decrease) in net assets from operations	(220)	(5,069)	(68)	958
Changes from contract transactions:
Total unit transactions	(12)	3,959	106	(49,990)
Net increase (decrease) in assets derived from
principal transactions	(12)	3,959	106	(49,990)
Total increase (decrease) in net assets	(232)	(1,110)	38	(49,032)
Net assets at December 31, 2008	$ 248	$ 8,648	$ 108	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2007	$ 10,191	$ 10	$ 588,364	$ 400,146

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(95)	-	8,816	11,361
Total realized gain (loss) on investments and
capital gains distributions	797	1	15,720	185
Net unrealized appreciation (depreciation)
of investments	155	-	253	8,421
Net increase (decrease) in net assets from operations	857	1	24,789	19,967
Changes from contract transactions:
Total unit transactions	867	6	(84,719)	1,139
Net increase (decrease) in assets derived from
principal transactions	867	6	(84,719)	1,139
Total increase (decrease) in net assets	1,724	7	(59,930)	21,106
Net assets at December 31, 2007	11,915	17	528,434	421,252

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(90)	-	11,005	17,688
Total realized gain (loss) on investments and
capital gains distributions	1,703	(1)	12,369	6,073
Net unrealized appreciation (depreciation)
of investments	(6,117)	(19)	(162,838)	(62,449)
Net increase (decrease) in net assets from operations	(4,504)	(20)	(139,464)	(38,688)
Changes from contract transactions:
Total unit transactions	956	50	(74,044)	(32,180)
Net increase (decrease) in assets derived from
principal transactions	956	50	(74,044)	(32,180)
Total increase (decrease) in net assets	(3,548)	30	(213,508)	(70,868)
Net assets at December 31, 2008	$ 8,367	$ 47	$ 314,926	$ 350,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
	ING VP	ING VP Money		Series Balanced
	Intermediate	Market	Janus Adviser	Portfolio -
	Bond Portfolio -	Portfolio -	Balanced Fund -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2007	$ 12	$ 362,772	$ 1	$ 394

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	12,496	-	5
Total realized gain (loss) on investments and
capital gains distributions	2	2,597	-	30
Net unrealized appreciation (depreciation)
of investments	(1)	4,291	-	-
Net increase (decrease) in net assets from operations	10	19,384	-	35
Changes from contract transactions:
Total unit transactions	227	138,090	-	(62)
Net increase (decrease) in assets derived from
principal transactions	227	138,090	-	(62)
Total increase (decrease) in net assets	237	157,474	-	(27)
Net assets at December 31, 2007	249	520,246	1	367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	12	22,627	-	4
Total realized gain (loss) on investments and
capital gains distributions	(4)	1,312	-	33
Net unrealized appreciation (depreciation)
of investments	(30)	(14,424)	-	(88)
Net increase (decrease) in net assets from operations	(22)	9,515	-	(51)
Changes from contract transactions:
Total unit transactions	(15)	11,258	(1)	(80)
Net increase (decrease) in assets derived from
principal transactions	(15)	11,258	(1)	(80)
Total increase (decrease) in net assets	(37)	20,773	(1)	(131)
Net assets at December 31, 2008	$ 212	$ 541,019	$ -	$ 236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2007	$ 114	$ 148	$ 466	$ 353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	(5)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(3)	13	79	27
Net unrealized appreciation (depreciation)
of investments	5	7	19	4
Net increase (decrease) in net assets from operations	6	19	93	30
Changes from contract transactions:
Total unit transactions	(21)	(17)	(69)	(66)
Net increase (decrease) in assets derived from
principal transactions	(21)	(17)	(69)	(66)
Total increase (decrease) in net assets	(15)	2	24	(36)
Net assets at December 31, 2007	99	150	490	317

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	-	(4)	-
Total realized gain (loss) on investments and
capital gains distributions	-	13	50	26
Net unrealized appreciation (depreciation)
of investments	1	(68)	(243)	(156)
Net increase (decrease) in net assets from operations	4	(55)	(197)	(130)
Changes from contract transactions:
Total unit transactions	(5)	(20)	(53)	(33)
Net increase (decrease) in assets derived from
principal transactions	(5)	(20)	(53)	(33)
Total increase (decrease) in net assets	(1)	(75)	(250)	(163)
Net assets at December 31, 2008	$ 98	$ 75	$ 240	$ 154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Lazard U.S.		Loomis Sayles	Lord Abbett
	Mid Cap Equity		Small Cap Value	Mid-Cap Value
	Portfolio - Open	LKCM Aquinas	Fund - Retail	Fund, Inc. -
	Shares	Growth Fund	Class	Class A
Net assets at January 1, 2007	$ -	$ 183	$ -	$ 1,081

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(2)	-	(7)
Total realized gain (loss) on investments and
capital gains distributions	18	17	-	221
Net unrealized appreciation (depreciation)
of investments	(61)	8	-	(229)
Net increase (decrease) in net assets from operations	(42)	23	-	(15)
Changes from contract transactions:
Total unit transactions	368	30	-	191
Net increase (decrease) in assets derived from
principal transactions	368	30	-	191
Total increase (decrease) in net assets	326	53	-	176
Net assets at December 31, 2007	326	236	-	1,257

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(3)	2	7
Total realized gain (loss) on investments and
capital gains distributions	(45)	(1)	(7)	(97)
Net unrealized appreciation (depreciation)
of investments	(165)	(94)	54	(409)
Net increase (decrease) in net assets from operations	(205)	(98)	49	(499)
Changes from contract transactions:
Total unit transactions	267	68	856	(19)
Net increase (decrease) in assets derived from
principal transactions	267	68	856	(19)
Total increase (decrease) in net assets	62	(30)	905	(518)
Net assets at December 31, 2008	$ 388	$ 206	$ 905	$ 739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Lord Abbett
	Lord Abbett	Series Fund -	Massachusetts
	Small-Cap	Mid-Cap Value	Investors	Moderate
	Value Fund -	Portfolio -	Growth Stock	Allocation
	Class A	Class VC	Fund - Class A	Portfolio
Net assets at January 1, 2007	$ 1,379	$ 156,234	$ 596	$ 25

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	(1,001)	(3)	-
Total realized gain (loss) on investments and
capital gains distributions	258	25,132	7	2
Net unrealized appreciation (depreciation)
of investments	(112)	(24,441)	62	-
Net increase (decrease) in net assets from operations	132	(310)	66	2
Changes from contract transactions:
Total unit transactions	137	(9,690)	75	(1)
Net increase (decrease) in assets derived from
principal transactions	137	(9,690)	75	(1)
Total increase (decrease) in net assets	269	(10,000)	141	1
Net assets at December 31, 2007	1,648	146,234	737	26

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	243	(4)	-
Total realized gain (loss) on investments and
capital gains distributions	(57)	248	27	(3)
Net unrealized appreciation (depreciation)
of investments	(465)	(54,679)	(270)	1
Net increase (decrease) in net assets from operations	(533)	(54,188)	(247)	(2)
Changes from contract transactions:
Total unit transactions	(41)	(16,896)	(126)	(24)
Net increase (decrease) in assets derived from
principal transactions	(41)	(16,896)	(126)	(24)
Total increase (decrease) in net assets	(574)	(71,084)	(373)	(26)
Net assets at December 31, 2008	$ 1,074	$ 75,150	$ 364	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Neuberger
	Morgan Stanley	Berman Socially
	U.S. Small Cap	Responsive	New Perspective	New Perspective
	Value Portfolio -	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class I	Class	Class R-3	Class R-4
Net assets at January 1, 2007	$ -	$ 519	$ 1,204	$ 27,925

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(3)	55	397
Total realized gain (loss) on investments and
capital gains distributions	-	85	418	3,385
Net unrealized appreciation (depreciation)
of investments	-	(43)	96	830
Net increase (decrease) in net assets from operations	-	39	569	4,612
Changes from contract transactions:
Total unit transactions	-	1,427	2,265	8,924
Net increase (decrease) in assets derived from
principal transactions	-	1,427	2,265	8,924
Total increase (decrease) in net assets	-	1,466	2,834	13,536
Net assets at December 31, 2007	-	1,985	4,038	41,461

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(6)	50	648
Total realized gain (loss) on investments and
capital gains distributions	(8)	8	104	3,107
Net unrealized appreciation (depreciation)
of investments	(215)	(1,057)	(1,754)	(24,241)
Net increase (decrease) in net assets from operations	(214)	(1,055)	(1,600)	(20,486)
Changes from contract transactions:
Total unit transactions	1,055	1,257	219	18,065
Net increase (decrease) in assets derived from
principal transactions	1,055	1,257	219	18,065
Total increase (decrease) in net assets	841	202	(1,381)	(2,421)
Net assets at December 31, 2008	$ 841	$ 2,187	$ 2,657	$ 39,040

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Oppenheimer	Oppenheimer
	Capital	Developing	Oppenheimer	Oppenheimer
	Appreciation	Markets Fund -	Global	Main Street
	Fund - Class A	Class A	Securities/VA	Fund®/VA
Net assets at January 1, 2007	$ 414	$ 163,882	$ 765	$ 123

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(159)	2	(1)
Total realized gain (loss) on investments and
capital gains distributions	18	39,241	101	5
Net unrealized appreciation (depreciation)
of investments	45	15,075	(60)	-
Net increase (decrease) in net assets from operations	58	54,157	43	4
Changes from contract transactions:
Total unit transactions	125	12,959	(230)	(12)
Net increase (decrease) in assets derived from
principal transactions	125	12,959	(230)	(12)
Total increase (decrease) in net assets	183	67,116	(187)	(8)
Net assets at December 31, 2007	597	230,998	578	115

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	659	3	-
Total realized gain (loss) on investments and
capital gains distributions	10	43,934	7	7
Net unrealized appreciation (depreciation)
of investments	(301)	(155,001)	(203)	(50)
Net increase (decrease) in net assets from operations	(296)	(110,408)	(193)	(43)
Changes from contract transactions:
Total unit transactions	62	(6,235)	(138)	(9)
Net increase (decrease) in assets derived from
principal transactions	62	(6,235)	(138)	(9)
Total increase (decrease) in net assets	(234)	(116,643)	(331)	(52)
Net assets at December 31, 2008	$ 363	$ 114,355	$ 247	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Oppenheimer
	Main Street	Oppenheimer	Oppenheimer
	Small Cap	MidCap	Strategic Bond	Pax World
	Fund®/VA	Fund/VA	Fund/VA	Balanced Fund
Net assets at January 1, 2007	$ 4,722	$ 1	$ 128	$ 50,097

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(54)	-	4	411
Total realized gain (loss) on investments and
capital gains distributions	242	-	4	3,027
Net unrealized appreciation (depreciation)
of investments	(481)	(1)	3	830
Net increase (decrease) in net assets from operations	(293)	(1)	11	4,268
Changes from contract transactions:
Total unit transactions	2,542	31	(14)	5,093
Net increase (decrease) in assets derived from				-
principal transactions	2,542	31	(14)	5,093
Total increase (decrease) in net assets	2,249	30	(3)	9,361
Net assets at December 31, 2007	6,971	31	125	59,458

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(34)	-	5	477
Total realized gain (loss) on investments and				-
capital gains distributions	106	(2)	1	118
Net unrealized appreciation (depreciation)
of investments	(2,871)	(13)	(25)	(21,064)
Net increase (decrease) in net assets from operations	(2,799)	(15)	(19)	(20,469)
Changes from contract transactions:
Total unit transactions	483	(3)	(1)	5,520
Net increase (decrease) in assets derived from
principal transactions	483	(3)	(1)	5,520
Total increase (decrease) in net assets	(2,316)	(18)	(20)	(14,949)
Net assets at December 31, 2008	$ 4,655	$ 13	$ 105	$ 44,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Pioneer
	PIMCO Real		Emerging	Pioneer Equity
	Return Portfolio	Pioneer High	Markets VCT	Income VCT
	- Administrative	Yield Fund -	Portfolio -	Portfolio -
	Class	Class A	Class I	Class I
Net assets at January 1, 2007	$ 25,436	$ 1,880	$ -	$ 119,307

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,034	110	(77)	912
Total realized gain (loss) on investments and
capital gains distributions	(532)	165	127	17,990
Net unrealized appreciation (depreciation)
of investments	2,140	(148)	1,639	(17,177)
Net increase (decrease) in net assets from operations	2,642	127	1,689	1,725
Changes from contract transactions:
Total unit transactions	5,949	1,387	27,385	(119,843)
Net increase (decrease) in assets derived from
principal transactions	5,949	1,387	27,385	(119,843)
Total increase (decrease) in net assets	8,591	1,514	29,074	(118,118)
Net assets at December 31, 2007	34,027	3,394	29,074	1,189

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,577	198	(123)	12
Total realized gain (loss) on investments and
capital gains distributions	(776)	(23)	813	(232)
Net unrealized appreciation (depreciation)
of investments	(8,434)	(1,613)	(18,300)	101
Net increase (decrease) in net assets from operations	(7,633)	(1,438)	(17,610)	(119)
Changes from contract transactions:
Total unit transactions	41,029	601	271	(1,070)
Net increase (decrease) in assets derived from
principal transactions	41,029	601	271	(1,070)
Total increase (decrease) in net assets	33,396	(837)	(17,339)	(1,189)
Net assets at December 31, 2008	$ 67,423	$ 2,557	$ 11,735	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				RiverSource
	Pioneer High	Pioneer Mid		Diversified
	Yield VCT	Cap Value VCT	Premier VIT	Equity Income
	Portfolio -	Portfolio -	OpCap Mid Cap	Fund -
	Class I	Class I	Portfolio	Class R-4
Net assets at January 1, 2007	$ 12,297	$ 81,306	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	691	176	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(25)	(234)	(3)	-
Net unrealized appreciation (depreciation)
of investments	(53)	5,905	(5)	-
Net increase (decrease) in net assets from operations	613	5,847	(9)	-
Changes from contract transactions:
Total unit transactions	6,409	(86,640)	402	-
Net increase (decrease) in assets derived from
principal transactions	6,409	(86,640)	402	-
Total increase (decrease) in net assets	7,022	(80,793)	393	-
Net assets at December 31, 2007	19,319	513	393	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,262	4	(8)	9
Total realized gain (loss) on investments and
capital gains distributions	(464)	(92)	(8)	(18)
Net unrealized appreciation (depreciation)
of investments	(7,575)	36	(1,105)	(251)
Net increase (decrease) in net assets from operations	(6,777)	(52)	(1,121)	(260)
Changes from contract transactions:
Total unit transactions	(864)	(461)	3,204	1,724
Net increase (decrease) in assets derived from
principal transactions	(864)	(461)	3,204	1,724
Total increase (decrease) in net assets	(7,641)	(513)	2,083	1,464
Net assets at December 31, 2008	$ 11,678	$ -	$ 2,476	$ 1,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class R-4	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2007	$ -	$ 1,010	$ 30	$ 876

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	10	1	10
Total realized gain (loss) on investments and
capital gains distributions	-	137	2	316
Net unrealized appreciation (depreciation)
of investments	-	(155)	(4)	(160)
Net increase (decrease) in net assets from operations	-	(8)	(1)	166
Changes from contract transactions:
Total unit transactions	-	(11)	32	368
Net increase (decrease) in assets derived from
principal transactions	-	(11)	32	368
Total increase (decrease) in net assets	-	(19)	31	534
Net assets at December 31, 2007	-	991	61	1,410

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(3)	-	20
Total realized gain (loss) on investments and
capital gains distributions	(77)	(8)	(1)	103
Net unrealized appreciation (depreciation)
of investments	(150)	(367)	(27)	(749)
Net increase (decrease) in net assets from operations	(229)	(378)	(28)	(626)
Changes from contract transactions:
Total unit transactions	663	86	11	(126)
Net increase (decrease) in assets derived from
principal transactions	663	86	11	(126)
Total increase (decrease) in net assets	434	(292)	(17)	(752)
Net assets at December 31, 2008	$ 434	$ 699	$ 44	$ 658

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Templeton			Small Company
	Global Bond	Diversified	Equity Income	Growth
	Fund - Class A	Value Portfolio	Portfolio	Portfolio
Net assets at January 1, 2007	$ 33,054	$ 100	$ 235	$ 18

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,435	1	3	(1)
Total realized gain (loss) on investments and
capital gains distributions	123	4	19	2
Net unrealized appreciation (depreciation)
of investments	1,205	(2)	(15)	(3)
Net increase (decrease) in net assets from operations	4,763	3	7	(2)
Changes from contract transactions:
Total unit transactions	34,847	11	62	70
Net increase (decrease) in assets derived from
principal transactions	34,847	11	62	70
Total increase (decrease) in net assets	39,610	14	69	68
Net assets at December 31, 2007	72,664	114	304	86

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,305	2	6	(1)
Total realized gain (loss) on investments and
capital gains distributions	440	5	(9)	7
Net unrealized appreciation (depreciation)
of investments	(3,683)	(51)	(93)	(45)
Net increase (decrease) in net assets from operations	4,062	(44)	(96)	(39)
Changes from contract transactions:
Total unit transactions	33,996	10	(43)	17
Net increase (decrease) in assets derived from
principal transactions	33,996	10	(43)	17
Total increase (decrease) in net assets	38,058	(34)	(139)	(22)
Net assets at December 31, 2008	$ 110,722	$ 80	$ 165	$ 64

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Washington
				Mutual
				Investors
	Wanger			FundSM, Inc. -
	International	Wanger Select	Wanger USA	Class R-3
Net assets at January 1, 2007	$ -	$ 26,052	$ 17,111	$ 3,858

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	(497)	(197)	44
Total realized gain (loss) on investments and
capital gains distributions	39	1,366	1,351	390
Net unrealized appreciation (depreciation)
of investments	(156)	735	(498)	(338)
Net increase (decrease) in net assets from operations	(141)	1,604	656	96
Changes from contract transactions:
Total unit transactions	9,764	39,236	3,759	1,250
Net increase (decrease) in assets derived from
principal transactions	9,764	39,236	3,759	1,250
Total increase (decrease) in net assets	9,623	40,840	4,415	1,346
Net assets at December 31, 2007	9,623	66,892	21,526	5,204

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	(471)	(179)	71
Total realized gain (loss) on investments and
capital gains distributions	(355)	1,376	1,971	24
Net unrealized appreciation (depreciation)
of investments	(5,402)	(35,291)	(11,029)	(1,954)
Net increase (decrease) in net assets from operations	(5,751)	(34,386)	(9,237)	(1,859)
Changes from contract transactions:
Total unit transactions	2,947	2,782	2,410	566
Net increase (decrease) in assets derived from
principal transactions	2,947	2,782	2,410	566
Total increase (decrease) in net assets	(2,804)	(31,604)	(6,827)	(1,293)
Net assets at December 31, 2008	$ 6,819	$ 35,288	$ 14,699	$ 3,911

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Washington
	Mutual	Wells Fargo
	Investors	Advantage
	FundSM, Inc. -	Small Cap Value
	Class R-4	Fund - Class A
Net assets at January 1, 2007	$ 88,156	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	811	-
Total realized gain (loss) on investments and
capital gains distributions	7,508	7
Net unrealized appreciation (depreciation)
of investments	(5,611)	(5)
Net increase (decrease) in net assets from operations	2,708	2
Changes from contract transactions:
Total unit transactions	384	24
Net increase (decrease) in assets derived from
principal transactions	384	24
Total increase (decrease) in net assets	3,092	26
Net assets at December 31, 2007	91,248	47

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,166	(1)
Total realized gain (loss) on investments and
capital gains distributions	979	(8)
Net unrealized appreciation (depreciation)
of investments	(33,169)	(23)
Net increase (decrease) in net assets from operations	(31,024)	(32)
Changes from contract transactions:
Total unit transactions	720	31
Net increase (decrease) in assets derived from
principal transactions	720	31
Total increase (decrease) in net assets	(30,304)	(1)
Net assets at December 31, 2008	$ 60,944	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2008, the Account had 246 investment divisions (the “Divisions”), 86 of which invest in independently managed mutual funds and 160 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

AIM Growth Series:
         AIM Mid Cap Core Equity Fund - Class A
         AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
         AIM Global Health Care Fund - Investor Class
AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund - Series I Shares
         AIM V.I. Core Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
         AllianceBernstein Growth and Income Fund, Inc. - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
         Allianz NFJ Large-Cap Value Fund - Institutional
                  Class**
         Allianz NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
         Amana Growth Fund**
         Amana Income Fund**

American Balanced Fund®, Inc.:
         American Balanced Fund® - Class R-3
American Century Quantitative Equity Funds, Inc.:
         American Century Income & Growth Fund - A Class
Ariel Investment Trust:
         Ariel Appreciation Fund
Ariel Fund Artisan Funds, Inc.:
         Artisan International Fund - Investor Shares**
The Bond Fund of AmericaSM, Inc.:
         The Bond Fund of AmericaSM, Inc. - Class R-4**
Calvert Variable Series, Inc.:
         Calvert Social Balanced Portfolio
Columbia Acorn Trust:
         ColumbiaSM Acorn Fund® - Class Z**
Columbia Funds Series Trust:
         Columbia Mid Cap Value Fund - Class A**
         Columbia Mid Cap Value Fund - Class Z**
DWS Institutional Funds:
         DWS Equity 500 Index Fund - Class S

176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

EuroPacific Growth Fund®:
         EuroPacific Growth Fund® - Class R-3
         EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
         Evergreen Special Values Fund - Class A
Fidelity® Variable Insurance Products:
         Fidelity® VIP Equity-Income Portfolio - Initial Class
         Fidelity® VIP Growth Portfolio - Initial Class
         Fidelity® VIP High Income Portfolio - Initial Class
         Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
         Fidelity® VIP Contrafund® Portfolio - Initial Class
         Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
         Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
         Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
         Mutual Discovery Fund - Class R
Franklin Strategic Series:
         Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
         Franklin Small Cap Value Securities Fund - Class 2
Fundamental Investors, Inc.:
         Fundamental Investors, Inc. - Class R-3**
         Fundamental Investors, Inc. - Class R-4**
The Growth Fund of America®, Inc.:
         The Growth Fund of America® - Class R-3
         The Growth Fund of America® - Class R-4
The Income Fund of America®, Inc.:
         The Income Fund of America® - Class R-3
ING Equity Trust:
         ING Financial Services Fund - Class A
         ING Real Estate Fund - Class A
ING Funds Trust:
         ING GNMA Income Fund - Class A
         ING Intermediate Bond Fund - Class A
ING Investors Trust:
         ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
         ING BlackRock Large Cap Growth Portfolio - Institutional Class*
         ING BlackRock Large Cap Growth Portfolio - Service Class
         ING BlackRock Large Cap Growth Portfolio - Service 2 Class*
         ING Evergreen Health Sciences Portfolio - Service Class
         ING Evergreen Omega Portfolio - Service Class*
         ING FMRSM Diversified Mid Cap Portfolio - Service Class
         ING Global Real Estate Portfolio - Institutional Class**
         ING Global Resources Portfolio - Institutional Class
         ING Global Resources Portfolio - Service Class
         ING Janus Contrarian Portfolio - Service Class*

ING Investors Trust (continued):
         ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
         ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
         ING JPMorgan Emerging Markets Equity Portfolio - Service Class
         ING JPMorgan Small Cap Core Equity Portfolio - Service Class
         ING JPMorgan Value Opportunities Portfolio - Institutional Class
         ING JPMorgan Value Opportunities Portfolio - Service Class
         ING Julius Baer Foreign Portfolio - Service Class
         ING Legg Mason Value Portfolio - Service Class
         ING Lord Abbett Affiliated Portfolio - Institutional Class
         ING Lord Abbett Affiliated Portfolio - Service Class*
         ING Marsico Growth Portfolio - Institutional Class**
         ING Marsico Growth Portfolio - Service Class
         ING Marsico International Opportunities Portfolio - Adviser Class*
         ING Marsico International Opportunities Portfolio - Service Class
         ING MFS Total Return Portfolio - Adviser Class
         ING MFS Total Return Portfolio - Institutional Class
         ING MFS Total Return Portfolio - Service Class
         ING MFS Utilities Portfolio - Service Class
         ING Oppenheimer Main Street Portfolio® - Service Class
         ING PIMCO High Yield Portfolio - Institutional Class
         ING PIMCO High Yield Portfolio - Service Class
         ING Pioneer Equity Income Portfolio - Institutional
                  Class*
         ING Pioneer Fund Portfolio - Institutional Class
         ING Pioneer Fund Portfolio - Service Class
         ING Pioneer Mid Cap Value Portfolio - Adviser
                  Class**
         ING Pioneer Mid Cap Value Portfolio - Institutional Class
         ING Pioneer Mid Cap Value Portfolio - Service Class
         ING Stock Index Portfolio - Institutional Class
         ING T. Rowe Price Capital Appreciation Portfolio - Service Class
         ING T. Rowe Price Equity Income Portfolio - Adviser Class
         ING T. Rowe Price Equity Income Portfolio - Service Class
         ING Templeton Global Growth Portfolio - Institutional Class
         ING Templeton Global Growth Portfolio - Service Class
         ING Van Kampen Capital Growth Portfolio - Institutional Class**
         ING Van Kampen Capital Growth Portfolio - Service Class

177

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):
         ING Van Kampen Growth and Income Portfolio - Service Class
         ING Van Kampen Real Estate Portfolio - Institutional Class
         ING Van Kampen Real Estate Portfolio - Service Class
         ING VP Index Plus International Equity Portfolio - Institutional Class*
         ING VP Index Plus International Equity Portfolio - Service Class
         ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Mutual Funds:
         ING International Growth Opportunities Fund - Class Q
         ING International SmallCap Multi-Manager Fund - Class A
ING Partners, Inc.:
         ING American Century Large Company Value Portfolio - Adviser Class
         ING American Century Large Company Value Portfolio - Service Class
         ING American Century Small-Mid Cap Value Portfolio - Adviser Class
         ING American Century Small-Mid Cap Value Portfolio - Service Class
         ING Baron Asset Portfolio - Service Class
         ING Baron Small Cap Growth Portfolio - Adviser Class
         ING Baron Small Cap Growth Portfolio - Service Class
         ING Columbia Small Cap Value II Portfolio - Service Class
         ING Davis New York Venture Portfolio - Service Class
         ING Fidelity® VIP Mid Cap Portfolio - Service Class
         ING Index Solution 2015 Portfolio - Adviser Class**
         ING Index Solution 2025 Portfolio - Adviser Class**
         ING Index Solution 2035 Portfolio - Adviser Class**
         ING Index Solution 2045 Portfolio - Adviser Class**
         ING Index Solution Income Portfolio - Adviser Class**
         ING JPMorgan Mid Cap Value Portfolio - Adviser Class
         ING JPMorgan Mid Cap Value Portfolio - Service Class
         ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class
         ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
         ING Legg Mason Partners Aggressive Growth Portfolio - Service Class
         ING Neuberger Berman Partners Portfolio - Service Class
         ING Oppenheimer Global Portfolio - Adviser Class
         ING Oppenheimer Global Portfolio - Initial Class

ING Partners, Inc. (continued):
         ING Oppenheimer Global Portfolio - Service Class
         ING Oppenheimer Strategic Income Portfolio - Adviser Class
         ING Oppenheimer Strategic Income Portfolio - Initial Class
         ING Oppenheimer Strategic Income Portfolio - Service Class*
         ING PIMCO Total Return Portfolio - Adviser Class
         ING PIMCO Total Return Portfolio - Service Class
         ING Pioneer High Yield Portfolio - Initial Class
         ING Pioneer High Yield Portfolio - Service Class
         ING Solution 2015 Portfolio - Adviser Class
         ING Solution 2015 Portfolio - Service Class
         ING Solution 2025 Portfolio - Adviser Class
         ING Solution 2025 Portfolio - Service Class
         ING Solution 2035 Portfolio - Adviser Class
         ING Solution 2035 Portfolio - Service Class
         ING Solution 2045 Portfolio - Adviser Class
         ING Solution 2045 Portfolio - Service Class
         ING Solution Growth and Income Portfolio - Service Class**
         ING Solution Growth Portfolio - Service Class**
         ING Solution Income Portfolio - Adviser Class
         ING Solution Income Portfolio - Service Class
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
         ING T. Rowe Price Growth Equity Portfolio - Adviser Class
         ING T. Rowe Price Growth Equity Portfolio - Initial Class
         ING T. Rowe Price Growth Equity Portfolio - Service Class
         ING Templeton Foreign Equity Portfolio - Adviser Class**
         ING Templeton Foreign Equity Portfolio - Initial Class**
         ING Templeton Foreign Equity Portfolio - Service Class
         ING Thornburg Value Portfolio - Adviser Class
         ING Thornburg Value Portfolio - Initial Class
         ING UBS U.S. Large Cap Equity Portfolio - Adviser Class*
         ING UBS U.S. Large Cap Equity Portfolio - Initial Class
         ING UBS U.S. Large Cap Equity Portfolio - Service Class
         ING Van Kampen Comstock Portfolio - Adviser Class
         ING Van Kampen Comstock Portfolio - Service Class
         ING Van Kampen Equity and Income Portfolio - Adviser Class

178

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

ING Partners, Inc. (continued):
         ING Van Kampen Equity and Income Portfolio - Initial Class
         ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
         ING VP Strategic Allocation Conservative Portfolio - Class I
         ING VP Strategic Allocation Growth Portfolio - Class I
         ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
         ING VP Growth and Income Portfolio - Class A*
         ING VP Growth and Income Portfolio - Class I
         ING VP Growth and Income Portfolio - Class S*
ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 3
         ING GET U.S. Core Portfolio - Series 5
         ING GET U.S. Core Portfolio - Series 6
         ING GET U.S. Core Portfolio - Series 7
         ING GET U.S. Core Portfolio - Series 8
         ING GET U.S. Core Portfolio - Series 9
         ING GET U.S. Core Portfolio - Series 10
         ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
         ING BlackRock Global Science and Technology Portfolio - Class I
         ING International Index Portfolio - Class I**
         ING Lehman Brothers U.S. Aggregate Bond Index®
                  Portfolio - Class I**
         ING Opportunistic Large Cap Growth Portfolio - Class I
         ING Opportunistic Large Cap Value Portfolio - Class I
         ING Russell™ Large Cap Index Portfolio - Class I**
         ING Russell™ Mid Cap Index Portfolio - Class I**
         ING Russell™ Small Cap Index Portfolio - Class I**
         ING VP Index Plus LargeCap Portfolio - Class I
         ING VP Index Plus LargeCap Portfolio - Class S
         ING VP Index Plus MidCap Portfolio - Class I
         ING VP Index Plus MidCap Portfolio - Class S
         ING VP Index Plus SmallCap Portfolio - Class I
         ING VP Index Plus SmallCap Portfolio - Class S
         ING VP Small Company Portfolio - Class I
         ING VP Small Company Portfolio - Class S
ING Variable Products Trust:
         ING VP International Value Portfolio - Class I
         ING VP International Value Portfolio - Class S
         ING VP MidCap Opportunities Portfolio - Class I
         ING VP MidCap Opportunities Portfolio - Class S
         ING VP SmallCap Opportunities Portfolio - Class I
         ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
         ING VP Balanced Portfolio - Class I

ING VP Intermediate Bond Portfolio:
         ING VP Intermediate Bond Portfolio - Class I
         ING VP Intermediate Bond Portfolio - Class S
ING VP Money Market Portfolio:
         ING VP Money Market Portfolio - Class I
Janus Aspen Series:
         Janus Aspen Series Balanced Portfolio - Institutional Shares
         Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
         Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
         Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
         Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
The Lazard Funds, Inc.:
         Lazard U.S. Mid Cap Equity Portfolio - Open Shares*
LKCM Funds:
         LKCM Aquinas Growth Fund
Loomis Sayles Funds I:
         Loomis Sayles Small Cap Value Fund - Retail Class**
Lord Abbett Mid Cap Value Fund, Inc.:
         Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Lord Abbett Research Fund, Inc.:
         Lord Abbett Small-Cap Value Fund - Class A
Lord Abbett Series Fund, Inc.:
         Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
         Massachusetts Investors Growth Stock Fund - Class A
Morgan Stanley Institutional Fund Trust:
         Morgan Stanley U.S. Small Cap Value Portfolio - Class I**
Neuberger Berman Equity Funds®:
         Neuberger Berman Socially Responsive Fund® - Trust Class
New Perspective Fund®, Inc.:
         New Perspective Fund®, Inc. - Class R-3
         New Perspective Fund®, Inc. - Class R-4
Oppenheimer Capital Appreciation Fund:
         Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
         Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
         Oppenheimer Global Securities/VA
         Oppenheimer Main Street Fund®/VA
         Oppenheimer Main Street Small Cap Fund®/VA
         Oppenheimer MidCap Fund/VA
         Oppenheimer Strategic Bond Fund/VA
Pax World Funds Series Trust I:
         Pax World Balanced Fund
PIMCO Variable Insurance Trust:
         PIMCO Real Return Portfolio - Administrative Class
Pioneer High Yield Fund:
         Pioneer High Yield Fund - Class A

179

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

Pioneer Variable Contracts Trust:
      Pioneer Emerging Markets VCT Portfolio - Class I*
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer High Yield VCT Portfolio - Class I
Premier VIT:
      Premier VIT OpCap Mid Cap Portfolio*
RiverSource Investment Series, Inc.:
      RiverSource Diversified Equity Income Fund -Class R-4**
SmallCap World Fund, Inc.:
      SMALLCAP World Fund® - Class R-4**
T. Rowe Price Mid-Cap Value Fund, Inc.:
      T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
      T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
      Templeton Foreign Fund - Class A
Templeton Income Trust:
      Templeton Global Bond Fund - Class A

Vanguard® Variable Insurance Fund:
      Diversified Value Portfolio
      Equity Income Portfolio
      Small Company Growth Portfolio
Wanger Advisors Trust:
      Wanger International*
      Wanger Select
      Wanger USA
Washington Mutual Investors FundSM, Inc.:
      Washington Mutual Investors FundSM, Inc. -Class R-3
      Washington Mutual Investors FundSM, Inc. - Class R-4
Wells Fargo Funds Trust:
      Wells Fargo Advantage Small Cap Value Fund - Class A

* Division added in 2007
** Division added in 2008

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name		Former Name

ING Investors Trust:
      ING Van Kampen Large Cap Growth Portfolio - Institutional Class
      ING Van Kampen Large Cap Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
      ING BlackRock Global Science and Technology Portfolio - Class I
      ING Opportunistic Large Cap Growth Portfolio - Class I
      ING Opportunistic Large Cap Value Portfolio - Class I
The Lazard Funds, Inc.:
      Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Wanger Advisors Trust:
      Wanger International
       Wanger USA

ING Investors Trust:
      ING FMRSM Large Cap Growth Portfolio - Institutional Class
      ING FMRSM Large Cap Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio - Class I
      ING VP Growth Portfolio - Class I
      ING VP Value Opportunity Portfolio - Class I
The Lazard Funds, Inc.:
      Lazard Mid Cap Portfolio - Open Shares
Wanger Advisors Trust:
      Wanger International Small Cap
      Wanger U.S. Smaller Companies

180

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Notes to Financial Statements

During 2008, the following Divisions were closed to contractowners:

Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
ING Investors Trust:
      ING Van Kampen Large Cap Growth Portfolio - Institutional Class
      ING Van Kampen Large Cap Growth Portfolio - Service Class
      ING Wells Fargo Disciplined Value Portfolio - Adviser Class
      ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Partners, Inc.:
      ING JPMorgan International Portfolio - Adviser Class
      ING JPMorgan International Portfolio - Initial Class
      ING JPMorgan International Portfolio - Service Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class
      ING Neuberger Berman Regency Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Service Class
      ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Variable Insurance Trust:
      ING GET U.S. Core Portfolio - Series 1
      ING GET U.S. Core Portfolio - Series 2
ING Variable Products Trust:
      ING VP Financial Services Portfolio - Class I
      ING VP Real Estate Portfolio - Class I
Janus Adviser Series:
      Janus Adviser Balanced Fund - Class S
Moderate Allocation Portfolio:
      Moderate Allocation Portfolio
Pioneer Variable Contracts Trust:
      Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were offered during 2008, but had no investments as of
December 31, 2008:

AIM Equity Funds:
      AIM Charter Fund - Class A
      AIM Constellation Fund - Class A
AIM Investment Securities Funds:
      AIM Income Fund - Class A
AIM Stock Funds:
      AIM Dynamics Fund - Investor Class
Alger Funds:
      Alger SmallCap Growth Fund - Class A
Alger Funds II:
      Alger Green Fund - Class A
Allianz Funds:
      Allianz NFJ Dividend Value Fund - Class A
      Allianz NFJ Small-Cap Value Fund - Institutional Class
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-4
American Century Mutual Funds:
      American Century Ultra® Fund - Advisor Class
BlackRock Large Cap Series Funds, Inc.:
      BlackRock Large Cap Value Fund - Investor A Shares
Calvert World Values Fund, Inc.:
      Calvert Capital Accumulation Fund - Class A

Capital World Growth & Income Fund®, Inc.:
      Capital World Growth & Income Fund®, Inc. - Class R-4
      Capital World Growth & Income Fund®, Inc. - Class R-5
Columbia Acorn Trust:
      ColumbiaSM Acorn USA® - Class A
Davis New York Venture Fund, Inc.:
      Davis New York Venture Fund - Class R
Dodge & Cox Funds:
      Dodge & Cox International Stock Fund
Fidelity® Advisor Series I:
      Fidelity® Advisor Balanced Fund - Class T
      Fidelity® Advisor Equity Growth Fund - Class T
      Fidelity® Advisor Equity Income Fund - Class T
      Fidelity® Advisor Growth Opportunities Fund - Class T
      Fidelity® Advisor Leveraged Company Stock Fund - Institutional Class
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Service Class 2
      Fidelity® VIP Growth Portfolio - Service Class 2

181

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Value Investors Trust:
      Franklin Balance Sheet Investment Fund - Class A
Goldman Sachs Trust:
      Goldman Sachs Capital Growth Fund - Class A
      Goldman Sachs Concentrated International Equity Fund - Class A
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-5
ING Equity Trust:
      ING LargeCap Growth Fund - Class A
      ING SmallCap Opportunities Fund - Class A
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio - Adviser Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio - Adviser Class
      ING FMRSM Equity Income Portfolio - Institutional Class
      ING FMRSM Equity Income Portfolio - Service Class
      ING Julius Baer Foreign Portfolio - Institutional Class
      ING Legg Mason Value Portfolio - Institutional Class
      ING Marsico Growth Portfolio - Adviser Class
      ING Pioneer Equity Income Portfolio - Service Class
ING Mayflower Trust:
      ING International Value Fund - Class A
ING Mutual Funds:
      ING Global Real Estate Fund - Class I
      ING Global Value Choice Fund - Class A
ING Partners, Inc.:
      ING Columbia Small Cap Value II Portfolio - Adviser Class
      ING Davis New York Venture Portfolio - Adviser Class
      ING Index Solution 2015 Portfolio - Initial Class
      ING Index Solution 2015 Portfolio - Service Class
      ING Index Solution 2025 Portfolio - Initial Class
      ING Index Solution 2025 Portfolio - Service Class
      ING Index Solution 2035 Portfolio - Initial Class
      ING Index Solution 2035 Portfolio - Service Class
      ING Index Solution 2045 Portfolio - Initial Class
      ING Index Solution 2045 Portfolio - Service Class
      ING Index Solution Income Portfolio - Initial Class
      ING Index Solution Income Portfolio - Service Class
      ING Thornburg Value Portfolio - Service Class
ING Series Fund, Inc.:
      ING Balanced Fund - Class A
      ING Global Science and Technology Fund - Class A
      ING Growth and Income Fund - Class A
      ING Index Plus LargeCap Fund - Class A
      ING Index Plus MidCap Fund - Class A
      ING Index Plus SmallCap Fund - Class A
      ING Money Market Fund - Class A
      ING Small Company Fund - Class A

ING Series Fund, Inc. (continued):
      ING Strategic Allocation Conservative Fund - Class A
      ING Strategic Allocation Growth Fund - Class A
      ING Strategic Allocation Moderate Fund - Class A
ING Variable Portfolios, Inc.:
      ING BlackRock Global Science and Technology Portfolio - Class S
      ING Opportunistic Large Cap Growth Portfolio - Class S
      ING Opportunistic Large Cap Value Portfolio - Class S
Janus Adviser Series:
      Janus Adviser Flexible Bond Fund - Class S
      Janus Adviser Forty Fund - Class S
      Janus Adviser Large Cap Growth Fund - Class S
      Janus Adviser Mid Cap Growth Fund - Class S
      Janus Adviser Worldwide Fund - Class S
Janus Aspen Series:
      Janus Aspen Series International Growth Portfolio - Institutional Shares
Janus Investment Fund:
      Janus Contrarian Fund
Keeley Small Cap Value Fund, Inc.:
      Keeley Small Cap Value Fund
The Lazard Funds, Inc.:
      Lazard Emerging Markets Equity Portfolio - Open Shares
      Lazard International Equity Portfolio - Open Shares
      Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares
Legg Mason Special Investment Trust, Inc.:
      Legg Mason Special Investment Trust, Inc. - Primary Class
Loomis Sayles Funds II:
      Loomis Sayles Investment Grade Bond Fund - Class Y
MFS® Series Trust II:
      MFS® Growth Fund - Class A
MFS® Series Trust V:
      MFS® Research Fund - Class A
      MFS® Total Return Fund - Class A
      MFS® Total Return Fund - Class I
MFS® Series Trust VI:
      MFS® Global Equity Fund - Class A
Morgan Stanley Institutional Fund Trust:
      Morgan Stanley Mid Cap Growth Portfolio - Adviser Class
      Morgan Stanley U.S. Small Cap Value Portfolio - Class P
Oppenheimer Capital Income Fund:
      Oppenheimer Capital Income Fund - Class A
Oppenheimer Champion Income Fund:
      Oppenheimer Champion Income Fund - Class A
Oppenheimer Integrity Funds:
      Oppenheimer Core Bond Fund - Class A

182

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

Oppenheimer International Bond Fund:
      Oppenheimer International Bond Fund - Class Y
Oppenheimer International Small Company Fund:
      Oppenheimer International Small Company Fund - Class Y
Parnassus Income Funds:
      Parnassus Equity Income Fund - Investor Shares
Pioneer Equity Income Fund:
      Pioneer Equity Income Fund - Class A
Pioneer Variable Contracts Trust:
      Pioneer Equity Income VCT Portfolio - Class II
Prudential Investment Portfolios, Inc.:
      Jennison Equity Opportunity Fund - Class A
      Jennison Growth Fund - Class A
RiverSource Investment Series, Inc.:
      RiverSource Diversified Equity Income Fund - Class R-3
      RiverSource Diversified Equity Income Fund - Class R-5
      RiverSource Mid Cap Value Fund - Class R-5

T. Rowe Price Science and Technology Fund, Inc.:
      T. Rowe Price Science and Technology Fund - Advisor Class
Thornburg Investment Trust:
      Thornburg Core Growth Fund - Class R5
Vanguard® Index Funds:
      Vanguard® 500 Index Fund - Investor Shares
      Vanguard® 500 Index Fund - Signal™ Shares
      Vanguard® Extended Market Index Fund - Signal™ Shares
      Vanguard® Small-Cap Index Fund - Signal™ Shares
      Vanguard® Total Bond Market Index Fund - Signal™ Shares
      Vanguard® Total Stock Market Index Fund - Signal™ Shares
Wells Fargo Funds Trust:
      Wells Fargo Advantage Mid Cap Disciplined Fund - Administrator Class

Effective October 7, 2008, ING VP Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING VP Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING VP Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The

                                                                            183

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

3. Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

                                                                            184

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market

                                                                            185

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

data through correlation or other means.

                                                                            186

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

                                                            187

VARIABLE ANNUITY ACCOUNT C OF
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Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6. Related Party Transactions

During the year ended December 31, 2008, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP
Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds,
ING Variable Insurance Trust, and ING Variable Portfolios, Inc. The annual fee rate ranged from 0.08% to 1.00% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

                                                            188

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 115	$ 58	$ 96	$ 39
AIM Small Cap Growth Fund - Class A	14	8	23	4
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	45	19	56	26
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	1,530	3,480	2,260	5,570
AIM V.I. Core Equity Fund - Series I Shares	5,020	6,612	3,055	7,949
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	127	18	68	6
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	183	106	238	138
Allianz Funds:
Allianz NFJ Large-Cap Value Fund - Institutional Class	1,183	373	-	-
Allianz NFJ Small-Cap Value Fund - Class A	159	114	154	151
Amana Mutual Funds Trust:
Amana Growth Fund	36	-	-	-
Amana Income Fund	46	-	-	-
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,324	1,956	1,822	533
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	1,028	864	2,057	1,690
Ariel Investment Trust:
Ariel Appreciation Fund	178	60	208	192
Ariel Fund	353	121	340	60
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	985	572	-	-
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	2,871	771	-	-
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	3,688	8,210	7,707	10,570
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	23	66	117	118
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	1,288	136	-	-
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	1,696	41	-	-
Columbia Mid Cap Value Fund - Class Z	876	96	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	61	19	78	23
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	3,250	666	5,869	387
EuroPacific Growth Fund® - Class R-4	63,122	9,451	70,434	10,878

                                                            189

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	$ 8,381	$ 11,051	$ 32,044	$ 16,609
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	17,331	54,245	64,478	57,707
Fidelity® VIP Growth Portfolio - Initial Class	7,959	29,689	11,577	48,459
Fidelity® VIP High Income Portfolio - Initial Class	1,529	1,790	2,701	2,477
Fidelity® VIP Overseas Portfolio - Initial Class	12,038	11,131	16,564	10,870
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	83,323	86,879	381,587	121,540
Fidelity® VIP Index 500 Portfolio - Initial Class	8,380	11,595	10,266	14,708
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,930	711	4,555	398
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	6,406	2,242	3,865	2,972
Franklin Mutual Series Fund Inc.:
Mutual Discovery Fund - Class R	1,015	541	1,026	88
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	167	256	319	53
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	21,785	11,910	27,561	14,852
Fundamental Investors, Inc.:
Fundamental Investors, Inc. - Class R-3	13	-	-	-
Fundamental Investors, Inc. - Class R-4	9,789	179	-	-
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	3,608	749	5,091	583
The Growth Fund of America® - Class R-4	51,599	9,231	58,943	12,793
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	787	255	879	154
ING Equity Trust:
ING Financial Services Fund - Class A	44	15	98	8
ING Real Estate Fund - Class A	559	354	835	653
ING Funds Trust:
ING GNMA Income Fund - Class A	1,665	316	556	144
ING Intermediate Bond Fund - Class A	1,496	473	1,672	268
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class	2,079	1,463	2,837	2,291
ING BlackRock Large Cap Growth Portfolio - Institutional Class	12,968	12,086	128,112	10,240
ING BlackRock Large Cap Growth Portfolio - Service Class	91	-	80	38
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	65	54	156	7
ING Evergreen Health Sciences Portfolio - Service Class	4,792	1,090	3,207	1,604
ING Evergreen Omega Portfolio - Service Class	51	15	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	14,704	929	5,324	2,631
ING Global Real Estate Portfolio - Institutional Class	55,853	3,461	-	-

190

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Global Resources Portfolio - Institutional Class	$ 7	$ 1	$ 40	$ -
ING Global Resources Portfolio - Service Class	62,056	21,226	103,919	14,148
ING Janus Contrarian Portfolio - Service Class	9,329	546	4,603	5
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class	353	271	339	77
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	8,100	9,806	15,257	11,397
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	10,292	13,457	19,506	10,023
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,471	730	1,933	870
ING JPMorgan Value Opportunities Portfolio - Institutional
Class	31	45	163	109
ING JPMorgan Value Opportunities Portfolio - Service Class	851	703	1,971	758
ING Julius Baer Foreign Portfolio - Service Class	13,668	7,771	28,923	2,820
ING Legg Mason Value Portfolio - Service Class	2,060	2,385	3,263	1,942
ING Lord Abbett Affiliated Portfolio - Institutional Class	21,601	16,868	137,049	8,942
ING Lord Abbett Affiliated Portfolio - Service Class	418	51	581	34
ING Marsico Growth Portfolio - Institutional Class	9,787	1,675	-	-
ING Marsico Growth Portfolio - Service Class	1,626	5,168	2,277	1,123
ING Marsico International Opportunities Portfolio - Adviser
Class	166	77	66	-
ING Marsico International Opportunities Portfolio - Service
Class	5,157	3,756	6,755	2,546
ING MFS Total Return Portfolio - Adviser Class	346	175	629	91
ING MFS Total Return Portfolio - Institutional Class	12,205	15,394	85,667	5,587
ING MFS Total Return Portfolio - Service Class	6,317	6,069	7,005	8,503
ING MFS Utilities Portfolio - Service Class	14,547	6,817	27,746	7,695
ING Oppenheimer Main Street Portfolio® - Service Class	2,111	1,886	1,850	692
ING PIMCO High Yield Portfolio - Institutional Class	525	479	1,012	434
ING PIMCO High Yield Portfolio - Service Class	4,100	3,544	3,884	2,956
ING Pioneer Equity Income Portfolio - Institutional Class	21,573	15,558	170,710	8,950
ING Pioneer Fund Portfolio - Institutional Class	3,838	1,752	15,807	1,978
ING Pioneer Fund Portfolio - Service Class	68	15	109	23
ING Pioneer Mid Cap Value Portfolio - Adviser Class	8	5	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	16,615	9,295	104,569	5,929
ING Pioneer Mid Cap Value Portfolio - Service Class	273	11	11	-
ING Stock Index Portfolio - Institutional Class	746	468	647	718
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	76,797	6,029	97,533	4,012
ING T. Rowe Price Equity Income Portfolio - Adviser Class	744	356	1,096	110
ING T. Rowe Price Equity Income Portfolio - Service Class	29,676	6,860	23,005	6,815
ING Templeton Global Growth Portfolio - Institutional Class	238	113	1,270	78
ING Templeton Global Growth Portfolio - Service Class	1,075	385	2,224	752
ING Van Kampen Capital Growth Portfolio - Institutional Class	739	186	-	-
ING Van Kampen Capital Growth Portfolio - Service Class	322	114	74	11
ING Van Kampen Growth and Income Portfolio - Service Class	7,260	3,708	7,730	5,017

191

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Van Kampen Large Cap Growth Portfolio - Institutional
Class	$ 112	$ 244	$ 195	$ 219
ING Van Kampen Large Cap Growth Portfolio - Service Class	-	-	-	-
ING Van Kampen Real Estate Portfolio - Institutional Class	579	141	654	166
ING Van Kampen Real Estate Portfolio - Service Class	14,906	3,853	20,511	9,175
ING VP Index Plus International Equity Portfolio - Institutional
Class	9,708	5,196	23,401	739
ING VP Index Plus International Equity Portfolio - Service Class	2,191	1,919	9,922	5,658
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	6	8	3	-
ING Wells Fargo Disciplined Value Portfolio - Service Class	245	1,244	1,354	916
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,118	656	814	901
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	4	-	5	-
ING International SmallCap Multi-Manager Fund - Class A	597	269	2,051	460
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser
Class	68	-	81	-
ING American Century Large Company Value Portfolio - Service
Class	3,172	1,055	1,490	1,873
ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	96	64	43	20
ING American Century Small-Mid Cap Value Portfolio - Service
Class	7,460	2,970	5,907	6,289
ING Baron Asset Portfolio - Service Class	1,012	620	3,527	722
ING Baron Small Cap Growth Portfolio - Adviser Class	278	172	272	82
ING Baron Small Cap Growth Portfolio - Service Class	15,624	9,389	21,285	9,634
ING Columbia Small Cap Value II Portfolio - Service Class	706	129	924	145
ING Davis New York Venture Portfolio - Service Class	3,980	1,471	3,154	1,617
ING Fidelity® VIP Mid Cap Portfolio - Service Class	7,228	366	3,867	16
ING Index Solution 2015 Portfolio - Adviser Class	37	-	-	-
ING Index Solution 2025 Portfolio - Adviser Class	80	-	-	-
ING Index Solution 2035 Portfolio - Adviser Class	50	-	-	-
ING Index Solution 2045 Portfolio - Adviser Class	6	-	-	-
ING Index Solution Income Portfolio - Adviser Class	1	-	-	-
ING JPMorgan International Portfolio - Adviser Class	171	236	277	105
ING JPMorgan International Portfolio - Initial Class	73,774	139,860	12,083	31,023
ING JPMorgan International Portfolio - Service Class	26	40	15	1
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	222	206	412	90
ING JPMorgan Mid Cap Value Portfolio - Service Class	5,508	5,303	7,888	4,358
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
Class	24	23	155	73
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	1,877	20,540	2,952	43,831
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	105	6	26	18
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
Class	11	139	166	56

192

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Large Cap Growth Portfolio - Initial
Class	$ 771	$ 3,534	$ 687	$ 1,133
ING Neuberger Berman Partners Portfolio - Service Class	2,501	802	3,601	1,492
ING Neuberger Berman Regency Portfolio - Service Class	4	65	64	-
ING OpCap Balanced Value Portfolio - Service Class	3,211	8,000	2,475	3,110
ING Oppenheimer Global Portfolio - Adviser Class	219	135	360	86
ING Oppenheimer Global Portfolio - Initial Class	71,401	115,339	55,048	149,707
ING Oppenheimer Global Portfolio - Service Class	168	137	318	53
ING Oppenheimer Strategic Income Portfolio - Adviser Class	323	260	192	49
ING Oppenheimer Strategic Income Portfolio - Initial Class	27,530	15,665	26,922	18,515
ING Oppenheimer Strategic Income Portfolio - Service Class	317	3,908	3,849	20
ING PIMCO Total Return Portfolio - Adviser Class	878	491	409	151
ING PIMCO Total Return Portfolio - Service Class	49,759	20,018	24,623	8,657
ING Pioneer High Yield Portfolio - Initial Class	2,788	1,810	5,895	1,624
ING Pioneer High Yield Portfolio - Service Class	36	8	93	1
ING Solution 2015 Portfolio - Adviser Class	6,088	1,242	7,188	480
ING Solution 2015 Portfolio - Service Class	13,824	5,036	19,648	5,245
ING Solution 2025 Portfolio - Adviser Class	7,199	1,100	8,121	621
ING Solution 2025 Portfolio - Service Class	21,652	4,941	24,006	3,374
ING Solution 2035 Portfolio - Adviser Class	6,053	570	6,338	500
ING Solution 2035 Portfolio - Service Class	17,035	2,269	17,108	2,183
ING Solution 2045 Portfolio - Adviser Class	3,343	645	5,897	382
ING Solution 2045 Portfolio - Service Class	11,939	1,802	10,977	1,571
ING Solution Growth and Income Portfolio - Service Class	908	250	-	-
ING Solution Growth Portfolio - Service Class	443	210	-	-
ING Solution Income Portfolio - Adviser Class	3,604	986	5,998	473
ING Solution Income Portfolio - Service Class	4,348	3,037	6,004	1,547
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	193	104	506	174
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	57,324	37,143	41,586	65,054
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	152	113	173	98
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	705	490	1,180	158
ING T. Rowe Price Growth Equity Portfolio - Initial Class	23,639	29,782	22,362	41,447
ING T. Rowe Price Growth Equity Portfolio - Service Class	688	129	429	101
ING Templeton Foreign Equity Portfolio - Adviser Class	273	38	-	-
ING Templeton Foreign Equity Portfolio - Initial Class	140,891	13,745	-	-
ING Templeton Foreign Equity Portfolio - Service Class	2,081	7,239	5,590	670
ING Thornburg Value Portfolio - Adviser Class	67	81	529	47
ING Thornburg Value Portfolio - Initial Class	3,720	12,256	8,843	20,359
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	54	-	18	5
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	4,316	18,834	11,253	20,951

193

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Service Class	$ 3	$ -	$ 4	$ -
ING UBS U.S. Small Cap Growth Portfolio - Service Class	195	735	1,398	775
ING Van Kampen Comstock Portfolio - Adviser Class	217	230	432	168
ING Van Kampen Comstock Portfolio - Service Class	9,513	17,225	9,397	20,557
ING Van Kampen Equity and Income Portfolio - Adviser Class	352	92	213	28
ING Van Kampen Equity and Income Portfolio - Initial Class	36,380	45,544	27,797	76,265
ING Van Kampen Equity and Income Portfolio - Service Class	85	50	144	39
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8,346	7,613	8,033	9,917
ING VP Strategic Allocation Growth Portfolio - Class I	16,895	12,408	12,867	14,719
ING VP Strategic Allocation Moderate Portfolio - Class I	15,058	11,023	12,224	21,441
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	747	340	159	-
ING VP Growth and Income Portfolio - Class I	24,117	227,614	28,873	321,954
ING VP Growth and Income Portfolio - Class S	412	35	101	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	114	884	42	117
ING GET U.S. Core Portfolio - Series 2	545	5,468	248	2,211
ING GET U.S. Core Portfolio - Series 3	1,514	4,867	687	5,992
ING GET U.S. Core Portfolio - Series 5	100	133	42	41
ING GET U.S. Core Portfolio - Series 6	447	512	248	1,116
ING GET U.S. Core Portfolio - Series 7	478	358	165	1,138
ING GET U.S. Core Portfolio - Series 8	176	134	70	574
ING GET U.S. Core Portfolio - Series 9	36	14	9	10
ING GET U.S. Core Portfolio - Series 10	15	3	3	3
ING GET U.S. Core Portfolio - Series 11	7	15	2	1
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	6,451	9,988	8,100	9,303
ING International Index Portfolio - Class I	436	158	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I	2,310	783	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	2,644	8,345	5,125	20,750
ING Opportunistic Large Cap Value Portfolio - Class I	13,379	13,020	4,163	20,299
ING Russell™ Large Cap Index Portfolio - Class I	2,937	158	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	1,810	396	-	-
ING Russell™ Small Cap Index Portfolio - Class I	1,010	181	-	-
ING VP Index Plus LargeCap Portfolio - Class I	38,938	66,777	12,536	102,559
ING VP Index Plus LargeCap Portfolio - Class S	312	136	422	93
ING VP Index Plus MidCap Portfolio - Class I	54,014	46,260	47,272	77,318
ING VP Index Plus MidCap Portfolio - Class S	241	127	330	16
ING VP Index Plus SmallCap Portfolio - Class I	15,010	25,686	25,665	35,541
ING VP Index Plus SmallCap Portfolio - Class S	31	41	59	8
ING VP Small Company Portfolio - Class I	26,182	18,555	29,223	49,543
ING VP Small Company Portfolio - Class S	127	53	88	9

194

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 3,987	$ 5,788	$ 2,044	$ 2,574
ING VP International Value Portfolio - Class I	37,177	19,325	60,974	18,020
ING VP International Value Portfolio - Class S	331	258	482	32
ING VP MidCap Opportunities Portfolio - Class I	5,673	1,822	3,877	1,856
ING VP MidCap Opportunities Portfolio - Class S	198	94	61	-
ING VP Real Estate Portfolio - Class I	19,719	60,336	14,159	36,026
ING VP SmallCap Opportunities Portfolio - Class I	4,958	2,360	3,302	2,530
ING VP SmallCap Opportunities Portfolio - Class S	117	55	16	9
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	61,094	83,578	45,746	99,520
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	53,907	58,206	52,355	39,876
ING VP Intermediate Bond Portfolio - Class S	199	195	395	159
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	198,085	164,200	244,213	93,643
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	1	-	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	67	123	130	186
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	17	19	39	56
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	61	81	45	63
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	118	152	202	272
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	194	227	55	121
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	351	79	568	166
LKCM Funds:
LKCM Aquinas Growth Fund	75	9	59	17
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	878	20	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	292	249	507	105
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	300	352	453	88
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	9,774	21,917	31,337	22,353
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	163	293	103	31
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	9	33	16	15
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	1,439	340	-	-

195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	$ 1,656	$ 372	$ 1,641	$ 157
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	1,158	687	3,430	854
New Perspective Fund®, Inc. - Class R-4	25,476	3,823	15,273	3,416
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	169	113	156	23
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	59,067	27,303	69,785	30,746
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	107	209	118	308
Oppenheimer Main Street Fund®/VA	8	10	1	14
Oppenheimer Main Street Small Cap Fund®/VA	1,591	813	3,380	705
Oppenheimer MidCap Fund/VA	-	3	31	1
Oppenheimer Strategic Bond Fund/VA	11	6	42	52
Pax World Funds Series Trust I:
Pax World Balanced Fund	12,104	5,484	13,279	5,386
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	53,532	10,821	14,258	7,200
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,074	238	1,856	186
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	14,277	10,479	30,868	3,364
Pioneer Equity Income VCT Portfolio - Class I	320	1,310	48,713	162,589
Pioneer High Yield VCT Portfolio - Class I	4,106	3,519	8,380	1,266
Pioneer Mid Cap Value VCT Portfolio - Class I	166	582	17,135	94,326
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	3,765	413	477	76
RiverSource Investment Series, Inc.:
RiverSource Diversified Equity Income Fund - Class R-4	1,830	97	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	765	104	-	-
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	177	84	350	240
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	14	3	36	1
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	420	331	786	120
Templeton Income Trust:
Templeton Global Bond Fund - Class A	50,189	8,888	40,658	2,314
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	25	7	20	5
Equity Income Portfolio	94	108	104	22
Small Company Growth Portfolio	26	1	73	2

196

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Wanger Advisors Trust:
Wanger International	$ 7,705	$ 3,515	$ 10,636	$ 895
Wanger Select	11,319	7,280	42,066	2,690
Wanger USA	6,380	1,897	6,892	2,409
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	1,406	682	2,109	527
Washington Mutual Investors FundSM, Inc. - Class R-4	12,794	9,546	18,491	12,342
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	38	7	33	1

197

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	12,951	9,343	3,608	5,723	4,719	1,004
AIM Small Cap Growth Fund - Class A	1,137	1,179	(42)	4,109	3,068	1,041
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	3,002	2,200	802	3,197	2,664	533
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	760,617	941,265	(180,648)	577,438	858,308	(280,870)
AIM V.I. Core Equity Fund - Series I Shares	1,270,407	1,486,860	(216,453)	835,408	1,304,710	(469,302)
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	24,695	15,092	9,603	8,476	4,643	3,833
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	9,648	10,558	(910)	23,704	18,988	4,716
Allianz Funds:
Allianz NFJ Large-Cap Value Fund - Institutional Class	148,552	54,015	94,537	-	-	-
Allianz NFJ Small-Cap Value Fund - Class A	10,657	10,196	461	6,745	9,594	(2,849)
Amana Mutual Funds Trust:
Amana Growth Fund	4,930	1	4,929	-	-	-
Amana Income Fund	5,711	(2)	5,713	-	-	-
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	200,602	267,883	(67,281)	408,249	323,605	84,644
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	216,423	203,459	12,964	107,985	132,017	(24,032)
Ariel Investment Trust:
Ariel Appreciation Fund	45,372	37,472	7,900	42,982	45,961	(2,979)
Ariel Fund	65,680	32,658	33,022	63,431	47,774	15,657
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	278,603	221,622	56,981	-	-	-

	198

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	339,680	118,152	221,528	-	-	-
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	511,652	762,918	(251,266)	423,920	730,452	(306,532)
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	3,602	9,979	(6,377)	7,626	8,398	(772)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	147,291	20,951	126,340	-	-	-
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	269,870	11,555	258,315	-	-	-
Columbia Mid Cap Value Fund - Class Z	101,124	9,742	91,382	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,775	2,013	2,762	4,945	1,450	3,495
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	370,363	233,872	136,491	399,141	138,712	260,429
EuroPacific Growth Fund® - Class R-4	7,070,003	4,356,252	2,713,751	4,956,896	2,492,904	2,463,992
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	1,324,898	1,444,352	(119,454)	1,076,997	1,147,297	(70,300)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,189,021	5,987,003	(1,797,982)	3,744,191	4,876,313	(1,132,122)
Fidelity® VIP Growth Portfolio - Initial Class	3,977,068	4,725,593	(748,525)	2,927,325	4,827,239	(1,899,914)
Fidelity® VIP High Income Portfolio - Initial Class	223,272	301,391	(78,119)	220,235	252,226	(31,991)
Fidelity® VIP Overseas Portfolio - Initial Class	1,109,004	1,385,792	(276,788)	1,073,246	1,017,479	55,767
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,028,758	12,280,285	(251,527)	8,807,157	9,668,894	(861,737)
Fidelity® VIP Index 500 Portfolio - Initial Class	671,547	885,397	(213,850)	245,462	513,380	(267,918)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	350,921	121,379	229,542	289,297	29,672	259,625
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	280,484	201,562	78,922	111,148	142,968	(31,820)

	199

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2008		2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Mutual Series Fund Inc.:
Mutual Discovery Fund - Class R	111,234	88,706	22,528	94,824	46,401	48,423
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	53,946	59,363	(5,417)	19,230	8,325	10,905
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	2,386,371	2,172,012	214,359	1,982,307	1,646,525	335,782
Fundamental Investors, Inc.:
Fundamental Investors, Inc. - Class R-3	2,188	-	2,188	-	-	-
Fundamental Investors, Inc. - Class R-4	1,469,391	114,820	1,354,571	-	-	-
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	617,227	383,947	233,280	583,448	318,903	264,545
The Growth Fund of America® - Class R-4	8,883,524	5,402,023	3,481,501	5,779,822	3,553,075	2,226,747
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	141,162	103,420	37,742	86,768	42,949	43,819
ING Equity Trust:
ING Financial Services Fund - Class A	11,805	8,585	3,220	12,431	6,876	5,555
ING Real Estate Fund - Class A	68,114	56,725	11,389	94,357	97,354	(2,997)
ING Funds Trust:
ING GNMA Income Fund - Class A	172,356	59,936	112,420	104,192	70,034	34,158
ING Intermediate Bond Fund - Class A	224,313	151,391	72,922	221,053	102,722	118,331
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	224,325	229,040	(4,715)	249,477	228,989	20,488
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,087,443	3,158,777	(1,071,334)	12,563,326	1,437,420	11,125,906
ING BlackRock Large Cap Growth Portfolio - Service Class	10,015	1,831	8,184	6,613	3,017	3,596
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	5,376	7,011	(1,635)	14,800	710	14,090
ING Evergreen Health Sciences Portfolio - Service Class	666,860	377,032	289,828	362,287	253,753	108,534
ING Evergreen Omega Portfolio - Service Class	5,436	1,664	3,772	19	-	19
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,618,664	541,459	1,077,205	648,072	455,939	192,133
ING Global Real Estate Portfolio - Institutional Class	6,215,671	854,577	5,361,094	-	-	-
ING Global Resources Portfolio - Institutional Class	-	112	(112)	3,163	-	3,163

	200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2008		2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	6,214,891	4,986,705	1,228,186	10,819,849	2,723,054	8,096,795
ING Janus Contrarian Portfolio - Service Class	1,062,516	180,583	881,933	403,338	297	403,041
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	19,443	20,120	(677)	18,637	4,302	14,335
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	718,580	988,140	(269,560)	910,736	733,949	176,787
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	991,706	1,276,669	(284,963)	1,435,605	992,766	442,839
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	158,631	111,732	46,899	165,576	97,612	67,964
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,533	4,854	(2,321)	13,215	9,003	4,212
ING JPMorgan Value Opportunities Portfolio - Service Class	129,333	125,480	3,853	190,319	96,855	93,464
ING Julius Baer Foreign Portfolio - Service Class	1,378,474	1,379,620	(1,146)	1,936,596	667,158	1,269,438
ING Legg Mason Value Portfolio - Service Class	270,131	368,522	(98,391)	331,690	223,908	107,782
ING Lord Abbett Affiliated Portfolio - Institutional Class	3,326,566	4,734,056	(1,407,490)	13,555,753	1,854,866	11,700,887
ING Lord Abbett Affiliated Portfolio - Service Class	31,055	5,349	25,706	48,981	2,795	46,186
ING Marsico Growth Portfolio - Institutional Class	1,046,857	249,585	797,272	-	-	-
ING Marsico Growth Portfolio - Service Class	130,652	417,523	(286,871)	244,311	151,526	92,785
ING Marsico International Opportunities Portfolio - Adviser Class	16,659	10,866	5,793	5,652	1	5,651
ING Marsico International Opportunities Portfolio - Service Class	512,497	495,535	16,962	489,162	279,587	209,575
ING MFS Total Return Portfolio - Adviser Class	25,026	18,372	6,654	52,240	7,557	44,683
ING MFS Total Return Portfolio - Institutional Class	882,143	2,148,919	(1,266,776)	7,808,929	543,137	7,265,792
ING MFS Total Return Portfolio - Service Class	561,070	858,965	(297,895)	652,101	913,221	(261,120)
ING MFS Utilities Portfolio - Service Class	1,283,623	1,137,644	145,979	2,164,991	1,033,978	1,131,013
ING Oppenheimer Main Street Portfolio® - Service Class	243,625	226,131	17,494	167,768	75,288	92,480
ING PIMCO High Yield Portfolio - Institutional Class	54,117	54,831	(714)	92,474	41,737	50,737
ING PIMCO High Yield Portfolio - Service Class	629,697	621,427	8,270	401,342	352,696	48,646
ING Pioneer Equity Income Portfolio - Institutional Class	7,008,917	6,546,358	462,559	19,629,191	2,532,801	17,096,390
ING Pioneer Fund Portfolio - Institutional Class	621,653	497,276	124,377	1,663,331	441,239	1,222,092
ING Pioneer Fund Portfolio - Service Class	6,830	1,746	5,084	9,573	2,005	7,568
ING Pioneer Mid Cap Value Portfolio - Adviser Class	783	538	245	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	3,061,080	2,929,679	131,401	10,041,374	1,387,993	8,653,381
ING Pioneer Mid Cap Value Portfolio - Service Class	32,563	6,477	26,086	884	-	884

	201

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Stock Index Portfolio - Institutional Class	120,017	107,094	12,923	278,329	295,247	(16,918)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	8,908,597	4,875,658	4,032,939	8,366,631	2,223,481	6,143,150
ING T. Rowe Price Equity Income Portfolio - Adviser Class	56,069	32,855	23,214	83,760	8,523	75,237
ING T. Rowe Price Equity Income Portfolio - Service Class	2,197,549	1,355,572	841,977	1,675,199	997,623	677,576
ING Templeton Global Growth Portfolio - Institutional Class	23,828	17,294	6,534	85,161	14,585	70,576
ING Templeton Global Growth Portfolio - Service Class	182,066	119,496	62,570	242,420	118,130	124,290
ING Van Kampen Capital Growth Portfolio - Institutional Class	96,631	30,549	66,082	-	-	-
ING Van Kampen Capital Growth Portfolio - Service Class	31,601	16,949	14,652	6,001	889	5,112
ING Van Kampen Growth and Income Portfolio - Service Class	877,614	703,133	174,481	717,617	616,921	100,696
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	40,551	54,525	(13,974)	20,322	22,750	(2,428)
ING Van Kampen Large Cap Growth Portfolio - Service Class	6	16	(10)	10	-	10
ING Van Kampen Real Estate Portfolio - Institutional Class	45,440	21,480	23,960	45,648	13,254	32,394
ING Van Kampen Real Estate Portfolio - Service Class	1,923,211	1,175,859	747,352	2,206,811	1,507,215	699,596
ING VP Index Plus International Equity Portfolio - Institutional Class	752,324	940,171	(187,847)	2,247,490	107,202	2,140,288
ING VP Index Plus International Equity Portfolio - Service Class	158,852	317,248	(158,396)	1,012,580	632,793	379,787
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	640	933	(293)	293	-	293
ING Wells Fargo Disciplined Value Portfolio - Service Class	29,760	138,803	(109,043)	134,502	96,560	37,942
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	147,427	107,822	39,605	90,288	96,877	(6,589)
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	251	-	251	786	587	199
ING International SmallCap Multi-Manager Fund - Class A	56,840	36,689	20,151	98,878	34,237	64,641
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	3,330	-	3,330	6,597	-	6,597
ING American Century Large Company Value Portfolio - Service Class	152,255	141,442	10,813	261,606	312,721	(51,115)
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	7,653	6,292	1,361	3,046	1,610	1,436
ING American Century Small-Mid Cap Value Portfolio - Service Class	642,768	530,000	112,768	334,590	587,143	(252,553)
ING Baron Asset Portfolio - Service Class	195,627	157,395	38,232	362,660	98,595	264,065
ING Baron Small Cap Growth Portfolio - Adviser Class	22,721	13,612	9,109	21,838	6,475	15,363
ING Baron Small Cap Growth Portfolio - Service Class	2,443,020	2,115,308	327,712	2,302,412	1,557,538	744,874

	202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Columbia Small Cap Value II Portfolio - Service Class	126,584	61,840	64,744	90,561	16,977	73,584
ING Davis New York Venture Portfolio - Service Class	429,149	269,610	159,539	90,239	206	90,033
ING Fidelity® VIP Mid Cap Portfolio - Service Class	644,350	62,151	582,199	320,169	1,293	318,876
ING Index Solution 2015 Portfolio - Adviser Class	4,707	(2)	4,709	-	-	-
ING Index Solution 2025 Portfolio - Adviser Class	11,318	-	11,318	-	-	-
ING Index Solution 2035 Portfolio - Adviser Class	7,489	4	7,485	-	-	-
ING Index Solution 2045 Portfolio - Adviser Class	973	-	973	-	-	-
ING Index Solution Income Portfolio - Adviser Class	112	-	112	-	-	-
ING JPMorgan International Portfolio - Adviser Class	4,590	18,591	(14,001)	91,909	79,500	12,409
ING JPMorgan International Portfolio - Initial Class	6,217,517	11,695,433	(5,477,916)	930,958	1,763,555	(832,597)
ING JPMorgan International Portfolio - Service Class	588	2,456	(1,868)	75,148	74,302	846
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	14,310	15,736	(1,426)	31,188	7,076	24,112
ING JPMorgan Mid Cap Value Portfolio - Service Class	716,794	895,344	(178,550)	753,529	624,087	129,442
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	3,398	3,164	234	7,698	395	7,303
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	2,068,223	3,589,805	(1,521,582)	1,451,954	4,147,807	(2,695,853)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	10,294	1,190	9,104	612	15	597
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	628	13,566	(12,938)	14,820	5,011	9,809
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	360,786	658,548	(297,762)	56,393	95,397	(39,004)
ING Neuberger Berman Partners Portfolio - Service Class	351,721	191,937	159,784	333,138	154,696	178,442
ING Neuberger Berman Regency Portfolio - Service Class	376	5,842	(5,466)	5,336	1	5,335
ING OpCap Balanced Value Portfolio - Service Class	140,167	914,713	(774,546)	55,321	200,551	(145,230)
ING Oppenheimer Global Portfolio - Adviser Class	13,040	10,145	2,895	26,982	6,598	20,384
ING Oppenheimer Global Portfolio - Initial Class	10,464,561	18,538,373	(8,073,812)	7,087,217	16,752,035	(9,664,818)
ING Oppenheimer Global Portfolio - Service Class	11,864	11,108	756	17,666	3,042	14,624
ING Oppenheimer Strategic Income Portfolio - Adviser Class	24,828	22,006	2,822	16,071	4,281	11,790
ING Oppenheimer Strategic Income Portfolio - Initial Class	4,753,262	4,325,808	427,454	3,657,876	3,311,398	346,478
ING Oppenheimer Strategic Income Portfolio - Service Class	30,449	336,194	(305,745)	331,994	1,560	330,434
ING PIMCO Total Return Portfolio - Adviser Class	56,433	28,172	28,261	36,805	13,949	22,856
ING PIMCO Total Return Portfolio - Service Class	6,195,346	4,369,373	1,825,973	3,136,099	1,922,724	1,213,375

	203

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Pioneer High Yield Portfolio - Initial Class	303,304	260,075	43,229	580,371	209,590	370,781
ING Pioneer High Yield Portfolio - Service Class	9,605	7,619	1,986	9,054	1,022	8,032
ING Solution 2015 Portfolio - Adviser Class	755,877	352,694	403,183	964,555	407,696	556,859
ING Solution 2015 Portfolio - Service Class	2,065,621	1,332,946	732,675	2,247,322	1,055,928	1,191,394
ING Solution 2025 Portfolio - Adviser Class	904,991	412,861	492,130	1,051,286	454,599	596,687
ING Solution 2025 Portfolio - Service Class	3,058,307	1,616,896	1,441,411	2,769,924	1,130,437	1,639,487
ING Solution 2035 Portfolio - Adviser Class	766,635	320,528	446,107	759,253	316,591	442,662
ING Solution 2035 Portfolio - Service Class	2,337,613	1,052,525	1,285,088	1,839,346	694,675	1,144,671
ING Solution 2045 Portfolio - Adviser Class	451,435	232,684	218,751	553,666	149,504	404,162
ING Solution 2045 Portfolio - Service Class	1,592,320	688,354	903,966	1,135,541	431,202	704,339
ING Solution Growth and Income Portfolio - Service Class	119,437	37,751	81,686	-	-	-
ING Solution Growth Portfolio - Service Class	64,306	39,245	25,061	-	-	-
ING Solution Income Portfolio - Adviser Class	372,956	164,342	208,614	953,824	458,294	495,530
ING Solution Income Portfolio - Service Class	521,217	432,641	88,576	697,660	303,763	393,897
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser
Class	11,479	10,658	821	38,827	13,501	25,326
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,398,433	7,844,400	(2,445,967)	3,622,133	7,955,554	(4,333,421)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	9,431	11,687	(2,256)	361,336	357,445	3,891
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	51,958	40,712	11,246	79,555	36	79,519
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,738,286	3,742,230	(1,003,944)	2,119,084	3,231,669	(1,112,585)
ING T. Rowe Price Growth Equity Portfolio - Service Class	68,959	30,548	38,411	40,453	20,038	20,415
ING Templeton Foreign Equity Portfolio - Adviser Class	28,033	5,346	22,687	-	-	-
ING Templeton Foreign Equity Portfolio - Initial Class	14,957,289	2,918,419	12,038,870	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	160,983	580,948	(419,965)	505,988	107,681	398,307
ING Thornburg Value Portfolio - Adviser Class	4,983	7,217	(2,234)	43,011	6,164	36,847
ING Thornburg Value Portfolio - Initial Class	1,028,341	1,344,413	(316,072)	908,253	1,370,840	(462,587)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	5,230	4	5,226	20,061	18,948	1,113
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,242,138	2,446,870	(1,204,732)	1,455,655	1,896,676	(441,021)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	326	28	298	1,564	1,274	290
ING UBS U.S. Small Cap Growth Portfolio - Service Class	48,815	107,367	(58,552)	138,155	82,091	56,064

	204

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Van Kampen Comstock Portfolio - Adviser Class	11,588	16,360	(4,772)	33,669	13,389	20,280
ING Van Kampen Comstock Portfolio - Service Class	1,795,226	2,877,099	(1,081,873)	1,263,056	2,168,753	(905,697)
ING Van Kampen Equity and Income Portfolio - Adviser Class	28,806	11,457	17,349	17,787	2,302	15,485
ING Van Kampen Equity and Income Portfolio - Initial Class	5,712,119	8,989,943	(3,277,824)	4,447,388	9,639,063	(5,191,675)
ING Van Kampen Equity and Income Portfolio - Service Class	1,804	1,927	(123)	188,210	185,893	2,317
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	824,694	995,527	(170,833)	728,854	933,922	(205,068)
ING VP Strategic Allocation Growth Portfolio - Class I	1,352,865	1,668,249	(315,384)	1,086,612	1,404,602	(317,990)
ING VP Strategic Allocation Moderate Portfolio - Class I	1,674,269	1,847,461	(173,192)	1,158,918	1,809,637	(650,719)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	61,481	20,473	41,008	14,612	7	14,605
ING VP Growth and Income Portfolio - Class I	8,411,252	19,391,889	(10,980,637)	7,117,241	16,768,633	(9,651,392)
ING VP Growth and Income Portfolio - Class S	47,033	10,670	36,363	9,341	-	9,341
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	-	79,603	(79,603)	-	9,163	(9,163)
ING GET U.S. Core Portfolio - Series 2	6,499	517,054	(510,555)	36,724	230,619	(193,895)
ING GET U.S. Core Portfolio - Series 3	24,582	462,586	(438,004)	97,747	621,892	(524,145)
ING GET U.S. Core Portfolio - Series 5	-	11,347	(11,347)	-	2,418	(2,418)
ING GET U.S. Core Portfolio - Series 6	245	44,313	(44,068)	3,892	99,492	(95,600)
ING GET U.S. Core Portfolio - Series 7	3,423	34,178	(30,755)	9,451	108,202	(98,751)
ING GET U.S. Core Portfolio - Series 8	1,489	12,901	(11,412)	-	50,524	(50,524)
ING GET U.S. Core Portfolio - Series 9	1,230	2,352	(1,122)	-	654	(654)
ING GET U.S. Core Portfolio - Series 10	1,051	1,199	(148)	-	119	(119)
ING GET U.S. Core Portfolio - Series 11	2,022	3,423	(1,401)	1,378	1,387	(9)
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	3,205,098	4,004,636	(799,538)	3,050,740	3,458,973	(408,233)
ING International Index Portfolio - Class I	65,337	28,124	37,213	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class I	245,094	92,194	152,900	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	878,310	1,278,791	(400,481)	918,075	1,844,379	(926,304)

	205

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Opportunistic Large Cap Value Portfolio - Class I	878,286	1,478,814	(600,528)	615,854	1,440,721	(824,867)
ING Russell™ Large Cap Index Portfolio - Class I	438,570	35,576	402,994	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	280,175	55,934	224,241	-	-	-
ING Russell™ Small Cap Index Portfolio - Class I	124,705	33,512	91,193	-	-	-
ING VP Index Plus LargeCap Portfolio - Class I	4,700,264	7,518,268	(2,818,004)	3,132,176	7,400,122	(4,267,946)
ING VP Index Plus LargeCap Portfolio - Class S	29,154	13,839	15,315	34,733	7,800	26,933
ING VP Index Plus MidCap Portfolio - Class I	3,748,737	5,296,655	(1,547,918)	3,013,153	5,345,859	(2,332,706)
ING VP Index Plus MidCap Portfolio - Class S	22,153	15,652	6,501	26,670	1,311	25,359
ING VP Index Plus SmallCap Portfolio - Class I	2,156,481	3,391,049	(1,234,568)	1,855,429	3,309,955	(1,454,526)
ING VP Index Plus SmallCap Portfolio - Class S	4,159	4,354	(195)	4,508	640	3,868
ING VP Small Company Portfolio - Class I	1,778,485	1,936,409	(157,924)	1,082,126	2,632,490	(1,550,364)
ING VP Small Company Portfolio - Class S	9,399	4,606	4,793	6,798	735	6,063
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	470,025	684,679	(214,654)	205,752	253,616	(47,864)
ING VP International Value Portfolio - Class I	2,238,132	2,685,227	(447,095)	990,186	382	989,804
ING VP International Value Portfolio - Class S	15,757	18,951	(3,194)	29,605	2,213	27,392
ING VP MidCap Opportunities Portfolio - Class I	771,053	485,532	285,521	386,244	246,512	139,732
ING VP MidCap Opportunities Portfolio - Class S	15,833	8,420	7,413	4,777	21	4,756
ING VP Real Estate Portfolio - Class I	1,235,660	4,087,262	(2,851,602)	1,182,755	2,488,798	(1,306,043)
ING VP SmallCap Opportunities Portfolio - Class I	958,830	867,957	90,873	464,165	386,491	77,674
ING VP SmallCap Opportunities Portfolio - Class S	9,151	4,832	4,319	1,261	736	525
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	2,918,839	6,598,521	(3,679,682)	2,955,259	5,433,278	(2,478,019)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	5,513,773	6,888,917	(1,375,144)	5,417,154	4,942,349	474,805
ING VP Intermediate Bond Portfolio - Class S	11,030	12,550	(1,520)	37,708	15,412	22,296
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	25,711,004	20,488,837	5,222,167	19,867,213	12,375,205	7,492,008

	206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	46	(46)	2,759	2,759	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	2,504	5,803	(3,299)	5,933	7,591	(1,658)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1,329	1,573	(244)	2,104	3,023	(919)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	5,889	6,589	(700)	3,432	4,271	(839)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	8,675	10,518	(1,843)	8,231	10,635	(2,404)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	13,922	14,574	(652)	3,238	5,612	(2,374)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	49,608	14,297	35,311	56,367	19,163	37,204
LKCM Funds:
LKCM Aquinas Growth Fund	7,144	949	6,195	22,791	20,172	2,619
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	132,753	6,488	126,265	-	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	46,076	48,401	(2,325)	62,464	50,314	12,150
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	39,227	43,645	(4,418)	67,759	59,864	7,895
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,068,375	3,447,988	(1,379,613)	1,899,814	2,525,719	(625,905)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	13,538	25,419	(11,881)	23,149	17,169	5,980
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	-	2,583	(2,583)	646	-	646
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	153,997	40,399	113,598	-	-	-
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	260,191	117,032	143,159	159,925	33,771	126,154

	207

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	91,701	75,474	16,227	231,269	75,992	155,277
New Perspective Fund®, Inc. - Class R-4	2,285,471	978,958	1,306,513	1,180,646	620,099	560,547
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	40,754	34,576	6,178	39,871	29,627	10,244
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,431,493	1,576,308	(144,815)	1,631,150	1,356,798	274,352
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5,423	11,863	(6,440)	5,379	14,493	(9,114)
Oppenheimer Main Street Fund®/VA	-	1,077	(1,077)	14	1,154	(1,140)
Oppenheimer Main Street Small Cap Fund®/VA	236,045	189,455	46,590	332,421	152,188	180,233
Oppenheimer MidCap Fund/VA	-	520	(520)	4,230	100	4,130
Oppenheimer Strategic Bond Fund/VA	429	534	(105)	2,831	3,717	(886)
Pax World Funds Series Trust I:
Pax World Balanced Fund	1,917,060	1,518,986	398,074	1,456,218	1,070,970	385,248
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	6,383,005	3,029,053	3,353,952	1,872,114	1,349,048	523,066
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	150,622	95,568	55,054	229,101	117,129	111,972
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,051,135	2,106,780	(55,645)	3,024,096	744,570	2,279,526
Pioneer Equity Income VCT Portfolio - Class I	22,339	101,777	(79,438)	3,785,938	11,822,590	(8,036,652)
Pioneer High Yield VCT Portfolio - Class I	609,690	697,348	(87,658)	878,955	346,365	532,590
Pioneer Mid Cap Value VCT Portfolio - Class I	8,525	35,963	(27,438)	808,549	5,489,676	(4,681,127)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	532,282	135,793	396,489	48,932	8,831	40,101
RiverSource Investment Series, Inc.:
RiverSource Diversified Equity Income Fund - Class R-4	256,781	20,088	236,693	-	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	102,952	23,436	79,516	-	-	-

	208

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	33,109	27,192	5,917	47,799	48,781	(982)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	1,503	404	1,099	1,127,366	1,124,683	2,683
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	34,265	44,692	(10,427)	39,429	16,711	22,718
Templeton Income Trust:
Templeton Global Bond Fund - Class A	4,912,843	3,025,426	1,887,417	3,323,277	848,473	2,474,804
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	1,456	633	823	1,484	705	779
Equity Income Portfolio	6,373	10,764	(4,391)	7,478	3,087	4,391
Small Company Growth Portfolio	3,329	1,681	1,648	7,104	1,898	5,206
Wanger Advisors Trust:
Wanger International	1,134,746	847,490	287,256	1,117,096	201,335	915,761
Wanger Select	2,004,217	1,816,671	187,546	3,483,410	1,088,696	2,394,714
Wanger USA	762,962	547,518	215,444	759,102	501,522	257,580
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	254,746	201,698	53,048	277,535	184,207	93,328
Washington Mutual Investors FundSM, Inc. - Class R-4	2,584,263	2,507,231	77,032	2,074,064	2,019,305	54,759
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	3,657	1,190	2,467	2,194	88	2,106

	209

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value
	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP4	2,262.231	$ 10.46	$ 23,663
	ING MAP PLUS NP8	1,289.149	10.35	13,343
	ING MAP PLUS NP9	1,740.348	10.33	17,978
	ING MAP PLUS NP11	11,543.378	10.28	118,666
	ING MAP PLUS NP15	17.848	10.18	182
	ING MAP PLUS NP25	3,230.491	9.93	32,079
	ING MAP PLUS NP26	4.098	9.91	41
	ING MAP PLUS NP28	1,564.968	9.86	15,431
	ING MAP PLUS NP30	30.956	9.81	304
	Qualified XII (1.00)	901.947	11.62	10,481
		22,585.414		$ 232,168
	AIM Small Cap Growth Fund - Class A
	Contracts in accumulation period:
	Qualified XII (1.00)	2,334.842	$ 8.69	$ 20,290

	AIM Global Health Care Fund - Investor Class
	Contracts in accumulation period:
	ING MAP PLUS NP9	602.805	$ 25.33	$ 15,269
	ING MAP PLUS NP11	913.840	25.24	23,065
	ING MAP PLUS NP17	266.703	24.98	6,662
	ING MAP PLUS NP21	828.274	24.80	20,541
	ING MAP PLUS NP23	902.254	24.72	22,304
	ING MAP PLUS NP26	727.689	24.59	17,894
	ING MAP PLUS NP28	303.025	24.50	7,424
	ING MAP PLUS NP29	102.265	24.46	2,501
	ING MAP PLUS NP30	260.758	24.42	6,368
		4,907.613		$ 122,028
	AIM V.I. Capital Appreciation Fund - Series I Shares
	Currently payable annuity contracts:	9,511.604	$4.01 to $8.14	$ 47,244
	Contracts in accumulation period:
	Qualified VI	1,016,485.894	6.54	6,647,818
	Qualified VIII	1,779.133	6.53	11,618
	Qualified X (1.15)	22,383.309	6.60	147,730
	Qualified X (1.25)	101,840.729	6.54	666,038
	Qualified XII (0.00)	746.220	7.38	5,507
	Qualified XII (0.05)	6,265.229	7.11	44,546
	Qualified XII (0.20)	2,277.403	7.24	16,488
	Qualified XII (0.25)	240.752	7.21	1,736
	Qualified XII (0.30)	33,500.004	7.17	240,195
	Qualified XII (0.35)	726.654	7.14	5,188
	Qualified XII (0.40)	16,872.461	7.10	119,794
	Qualified XII (0.50)	23,865.026	7.03	167,771
	Qualified XII (0.55)	22,321.517	7.00	156,251
	Qualified XII (0.60)	19,488.792	6.96	135,642
	Qualified XII (0.65)	73,508.805	6.93	509,416
	Qualified XII (0.70)	53,838.287	6.90	371,484

	210

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
(continued)
Qualified XII (0.75)	69,732.631	$ 6.86	$ 478,366
Qualified XII (0.80)	103,556.934	6.83	707,294
Qualified XII (0.85)	185,083.679	6.80	1,258,569
Qualified XII (0.90)	7,630.074	6.76	51,579
Qualified XII (0.95)	162,909.314	6.73	1,096,380
Qualified XII (1.00)	208,692.479	6.70	1,398,240
Qualified XII (1.05)	31,256.708	6.67	208,482
Qualified XII (1.10)	51,644.976	6.63	342,406
Qualified XII (1.15)	43,317.374	6.60	285,895
Qualified XII (1.20)	31,562.673	6.57	207,367
Qualified XII (1.25)	51,977.544	6.54	339,933
Qualified XII (1.30)	4,679.393	6.51	30,463
Qualified XII (1.35)	6,682.566	6.48	43,303
Qualified XII (1.40)	12,848.557	6.44	82,745
Qualified XII (1.45)	3,093.339	6.41	19,828
Qualified XII (1.50)	1,273.854	6.38	8,127
Qualified XV	11,558.656	6.71	77,559
Qualified XVI	31,228.951	6.38	199,241
Qualified XVII	817.540	6.54	5,347
Qualified XVIII	3,002.818	6.54	19,638
Qualified XXV	9,264.897	6.81	63,094
Qualified XXVI	4,727.878	6.73	31,819
Qualified XXVII	302,165.874	4.13	1,247,945
Qualified XXXII	1,532.654	7.65	11,725
Qualified XXXVI	1,391.157	7.65	10,642
Qualified XXXVIII	10,104.984	5.60	56,588
Qualified XLIII	1,109.246	5.58	6,190
Qualified LIII	13,181.885	7.90	104,137
Qualified LIV	7,894.954	7.84	61,896
Qualified LVI	14,915.777	7.93	118,282
Qualified LIX	507.783	7.73	3,925
	2,794,998.968		$ 17,871,471
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	40,192.784	$9.19 to $10.02	$ 400,662
Contracts in accumulation period:
Qualified VI	1,576,598.643	7.33	11,556,468
Qualified VIII	4.083	7.33	30
Qualified X (1.15)	33,778.666	7.40	249,962
Qualified X (1.25)	96,277.832	7.33	705,717
Qualified XII (0.00)	386.406	8.28	3,199
Qualified XII (0.05)	15,072.452	7.98	120,278
Qualified XII (0.10)	8.649	8.20	71
Qualified XII (0.20)	5,627.032	8.12	45,692
Qualified XII (0.25)	59.715	8.08	483
Qualified XII (0.30)	60,384.812	8.04	485,494
Qualified XII (0.35)	2,046.544	8.00	16,372

211

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares
(continued)
Qualified XII (0.40)		14,949.729	$ 7.96	$ 119,000
Qualified XII (0.50)		34,384.455	7.89	271,293
Qualified XII (0.55)		54,037.396	7.85	424,194
Qualified XII (0.60)		41,182.708	7.81	321,637
Qualified XII (0.65)		48,014.799	7.77	373,075
Qualified XII (0.70)		62,974.940	7.73	486,796
Qualified XII (0.75)		96,141.968	7.70	740,293
Qualified XII (0.80)		193,666.698	7.66	1,483,487
Qualified XII (0.85)		199,412.807	7.62	1,519,526
Qualified XII (0.90)		9,414.225	7.59	71,454
Qualified XII (0.95)		215,265.995	7.55	1,625,258
Qualified XII (1.00)		481,590.988	7.51	3,616,748
Qualified XII (1.05)		86,233.914	7.48	645,030
Qualified XII (1.10)		63,604.590	7.44	473,218
Qualified XII (1.15)		39,837.982	7.40	294,801
Qualified XII (1.20)		44,763.802	7.37	329,909
Qualified XII (1.25)		62,944.889	7.33	461,386
Qualified XII (1.30)		3,168.251	7.30	23,128
Qualified XII (1.35)		10,489.865	7.26	76,156
Qualified XII (1.40)		19,761.501	7.23	142,876
Qualified XII (1.45)		2,458.149	7.19	17,674
Qualified XII (1.50)		2,673.697	7.16	19,144
Qualified XV		6,036.454	7.53	45,455
Qualified XVI		37,028.947	7.16	265,127
Qualified XVII		2,182.548	7.34	16,020
Qualified XVIII		5,002.014	7.34	36,715
Qualified XXV		19,916.885	7.64	152,165
Qualified XXVI		4,209.624	7.55	31,783
Qualified XXVII		535,570.594	5.93	3,175,934
Qualified XXXII		856.377	9.85	8,435
Qualified XXXIII (0.65)		659.484	10.08	6,648
Qualified XXXVI		1,678.856	10.16	17,057
Qualified XXXVIII		25,941.121	6.87	178,216
Qualified XLIII		122.841	6.85	841
Qualified LIII		33,696.777	9.49	319,782
Qualified LIV		5,241.761	9.43	49,430
Qualified LVI		16,969.652	9.53	161,721
Qualified LIX		6,660.733	10.25	68,273
		4,319,185.634		$ 31,654,113

	212

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Fund, Inc. -
Class A
Contracts in accumulation period:
ING MAP PLUS NP11	6,592.785	$ 7.94	$ 52,347
ING MAP PLUS NP15	61.853	7.87	487
ING MAP PLUS NP17	1,761.494	7.83	13,793
ING MAP PLUS NP18	6,124.347	7.81	47,831
ING MAP PLUS NP22	800.376	7.73	6,187
ING MAP PLUS NP23	1,978.971	7.71	15,258
ING MAP PLUS NP26	1,058.748	7.66	8,110
ING MAP PLUS NP28	212.024	7.62	1,616
	18,590.598		$ 145,629
AllianceBernstein Growth and Income Portfolio -
Class A
Contracts in accumulation period:
Qualified X (1.15)	24,218.846	$ 8.24	$ 199,563
Qualified X (1.25)	20,172.820	8.20	165,417
Qualified XVIII	718.472	8.30	5,963
	45,110.138		$ 370,943
Allianz NFJ Large-Cap Value Fund - Institutional Class
Contracts in accumulation period:
Qualified VI	426.499	$ 6.09	$ 2,597
Qualified XLII	88,909.379	6.14	545,904
Qualified LIV	5,201.298	6.11	31,780
	94,537.176		$ 580,281
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	64.746	$ 12.02	$ 778
ING MAP PLUS NP9	1,220.794	11.99	14,637
ING MAP PLUS NP14	3,225.812	11.84	38,194
ING MAP PLUS NP15	569.988	11.81	6,732
ING MAP PLUS NP17	0.466	11.75	5
ING MAP PLUS NP18	16,744.725	11.72	196,248
ING MAP PLUS NP21	6,834.265	11.64	79,551
	28,660.796		$ 336,145
Amana Growth Fund
Contracts in accumulation period:
Qualified XII (0.05)	4,928.827	$ 7.36	$ 36,276

Amana Income Fund
Contracts in accumulation period:
Qualified XII (0.05)	5,713.198	$ 8.12	$ 46,391

213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	8,669.980	$ 9.59	$ 83,145
ING MAP PLUS NP3	13,348.398	9.55	127,477
ING MAP PLUS NP4	2,412.104	9.52	22,963
ING MAP PLUS NP6	41,107.572	9.48	389,700
ING MAP PLUS NP8	10,046.818	9.43	94,741
ING MAP PLUS NP9	24,621.701	9.41	231,690
ING MAP PLUS NP10	17,376.093	9.38	162,988
ING MAP PLUS NP11	2,361.908	9.36	22,107
ING MAP PLUS NP14	67,763.794	9.29	629,526
ING MAP PLUS NP15	28,336.174	9.27	262,676
ING MAP PLUS NP16	29,721.538	9.25	274,924
ING MAP PLUS NP17	8,384.995	9.22	77,310
ING MAP PLUS NP18	4,757.975	9.20	43,773
ING MAP PLUS NP19	34,461.526	9.18	316,357
ING MAP PLUS NP20	65,199.024	9.16	597,223
ING MAP PLUS NP21	38,848.811	9.13	354,690
ING MAP PLUS NP23	8,466.691	9.09	76,962
ING MAP PLUS NP25	1,754.931	9.05	15,882
ING MAP PLUS NP26	5,694.125	9.02	51,361
ING MAP PLUS NP27	6,033.063	9.00	54,298
ING MAP PLUS NP28	19,030.982	8.98	170,898
ING MAP PLUS NP29	592.781	8.96	5,311
	438,990.984		$ 4,066,002
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	279.684	$ 23.62	$ 6,606
Qualified XXVII	484,137.556	7.64	3,698,811
	484,417.240		$ 3,705,417
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP9	15,380.234	$ 7.09	$ 109,046
ING MAP PLUS NP11	90.465	7.05	638
ING MAP PLUS NP14	14,898.756	7.00	104,291
ING MAP PLUS NP15	9,779.711	6.98	68,262
ING MAP PLUS NP17	5,307.875	6.95	36,890
ING MAP PLUS NP18	887.680	6.93	6,152
ING MAP PLUS NP19	104.744	6.92	725
ING MAP PLUS NP22	944.666	6.86	6,480
ING MAP PLUS NP23	6,410.111	6.85	43,909
ING MAP PLUS NP26	130.713	6.80	889
ING MAP PLUS NP28	355.201	6.76	2,401
ING MAP PLUS NP29	1,346.203	6.75	9,087
ING MAP PLUS NP30	80.024	6.73	539
ING MAP PLUS NP32	90.931	6.70	609
ING MAP PLUS NP36	829.265	6.63	5,498
	56,636.579		$ 395,416

214

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP6		98.544	$ 6.51	$ 642
ING MAP PLUS NP8		1,375.167	6.48	8,911
ING MAP PLUS NP9		17,660.302	6.46	114,086
ING MAP PLUS NP14		2,780.956	6.38	17,743
ING MAP PLUS NP15		24,153.085	6.37	153,855
ING MAP PLUS NP17		11,034.789	6.34	69,961
ING MAP PLUS NP18		3,705.396	6.32	23,418
ING MAP PLUS NP19		12,232.208	6.30	77,063
ING MAP PLUS NP20		10,131.429	6.29	63,727
ING MAP PLUS NP21		1,902.738	6.27	11,930
ING MAP PLUS NP22		537.832	6.26	3,367
ING MAP PLUS NP23		8,732.276	6.24	54,489
ING MAP PLUS NP24		1,582.348	6.23	9,858
ING MAP PLUS NP26		1,637.676	6.20	10,154
ING MAP PLUS NP27		181.662	6.18	1,123
ING MAP PLUS NP28		210.073	6.17	1,296
ING MAP PLUS NP29		1,638.135	6.15	10,075
ING MAP PLUS NP30		1,078.376	6.14	6,621
		100,672.992		$ 638,319
Artisan International Fund - Investor Shares
Contracts in accumulation period:
Qualified VI		20,632.354	$ 5.56	$ 114,716
Qualified XII (0.30)		7,259.493	5.82	42,250
Qualified XII (0.40)		31.714	5.81	184
Qualified XII (0.50)		3,807.612	5.80	22,084
Qualified XII (0.65)		27.207	5.79	158
Qualified XII (0.70)		430.604	5.78	2,489
Qualified XII (0.80)		326.366	5.77	1,883
Qualified XII (0.85)		7,622.929	5.77	43,984
Qualified XII (0.90)		365.622	5.76	2,106
Qualified XII (0.95)		1,181.972	5.76	6,808
Qualified XII (1.00)		9,978.089	5.76	57,474
Qualified XII (1.05)		166.431	5.75	957
Qualified XII (1.10)		334.452	5.75	1,923
Qualified XII (1.15)		5.575	5.74	32
Qualified XII (1.20)		469.681	5.74	2,696
Qualified XII (1.25)		1,879.545	5.73	10,770
Qualified XV		128.022	5.57	713
Qualified XVI		546.470	5.55	3,033
Qualified XXV		64.211	5.58	358
Qualified XXXVIII		47.763	5.61	268
Qualified LIII		884.506	5.59	4,944
Qualified LIV		790.699	5.58	4,412
		56,981.317		$ 324,242

	215

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
Qualified VI		82,234.641	$ 8.70	$ 715,441
Qualified XII (0.30)		136.322	8.75	1,193
Qualified XII (0.40)		1,903.399	8.74	16,636
Qualified XII (0.50)		1,853.725	8.74	16,202
Qualified XII (0.55)		54.273	8.73	474
Qualified XII (0.60)		357.377	8.73	3,120
Qualified XII (0.65)		783.233	8.73	6,838
Qualified XII (0.70)		761.706	8.73	6,650
Qualified XII (0.75)		20,904.534	8.72	182,288
Qualified XII (0.80)		13,168.701	8.72	114,831
Qualified XII (0.85)		24,007.122	8.72	209,342
Qualified XII (0.90)		961.915	8.71	8,378
Qualified XII (0.95)		12,918.268	8.71	112,518
Qualified XII (1.00)		40,459.385	8.71	352,401
Qualified XII (1.05)		375.247	8.71	3,268
Qualified XII (1.10)		5,339.917	8.70	46,457
Qualified XII (1.15)		3,460.989	8.70	30,111
Qualified XII (1.20)		3,389.545	8.70	29,489
Qualified XII (1.25)		1,634.444	8.70	14,220
Qualified XII (1.35)		0.381	8.69	3
Qualified XII (1.40)		60.878	8.69	529
Qualified XII (1.45)		39.608	8.68	344
Qualified XV		668.380	8.71	5,822
Qualified XVI		336.695	8.68	2,923
Qualified XXVI		13.310	8.71	116
Qualified XXXVIII		4.617	8.77	40
Qualified LIII		16.072	8.74	140
Qualified LIV		5,683.789	8.72	49,563
		221,528.473		$ 1,929,337
Calvert Social Balanced Portfolio
Currently payable annuity contracts:		9,957.727	$7.95 to $8.55	$ 84,364
Contracts in accumulation period:
ING Custom Choice 62		842.457	8.34	7,026
Qualified V		485.528	16.90	8,205
Qualified VI		623,035.692	16.83	10,485,691
Qualified VIII		5,009.135	15.28	76,540
Qualified X (1.15)		5,010.648	8.72	43,693
Qualified X (1.25)		63,181.760	8.63	545,259
Qualified XII (0.00)		785.823	10.00	7,858
Qualified XII (0.05)		6,590.400	18.48	121,791
Qualified XII (0.20)		3,290.328	9.79	32,212
Qualified XII (0.25)		99.966	9.74	974
Qualified XII (0.30)		7,775.976	9.69	75,349
Qualified XII (0.35)		210.737	9.64	2,032
Qualified XII (0.40)		5,470.827	13.40	73,309
Qualified XII (0.50)		11,277.386	9.71	109,503

	216

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio (continued)
Qualified XII (0.55)		9,755.015	$ 9.44	$ 92,087
Qualified XII (0.60)		17,132.674	9.39	160,876
Qualified XII (0.65)		61,197.758	9.34	571,587
Qualified XII (0.70)		86,794.771	9.29	806,323
Qualified XII (0.75)		63,654.731	9.24	588,170
Qualified XII (0.80)		100,175.518	9.67	968,697
Qualified XII (0.85)		139,551.037	12.83	1,790,440
Qualified XII (0.90)		9,420.914	9.50	89,499
Qualified XII (0.95)		117,437.198	12.67	1,487,929
Qualified XII (1.00)		274,305.777	12.59	3,453,510
Qualified XII (1.05)		12,995.786	12.51	162,577
Qualified XII (1.10)		34,686.078	12.43	431,148
Qualified XII (1.15)		11,283.081	12.35	139,346
Qualified XII (1.20)		6,664.840	12.28	81,844
Qualified XII (1.25)		35,566.454	12.20	433,911
Qualified XII (1.30)		245.851	12.12	2,980
Qualified XII (1.35)		2,661.819	12.05	32,075
Qualified XII (1.40)		15,212.955	11.97	182,099
Qualified XII (1.45)		2,076.890	11.89	24,694
Qualified XII (1.50)		177.629	11.82	2,100
Qualified XV		3,789.186	17.45	66,121
Qualified XVI		29,852.889	16.34	487,796
Qualified XVII		510.899	16.83	8,598
Qualified XVIII		4,332.574	8.63	37,390
Qualified XXV		4,075.676	17.54	71,487
Qualified XXVII		403,348.769	22.80	9,196,352
Qualified XXVIII		102,579.385	22.60	2,318,294
Qualified XXXII		490.067	8.42	4,126
Qualified XXXVI		533.882	8.80	4,698
Qualified XXXVIII		57,871.735	6.80	393,528
Qualified LVI		5,775.699	8.26	47,707
Qualified LIII		1,955.363	8.23	16,093
Qualified LIV		7,659.781	8.17	62,580
		2,366,797.071		$ 35,890,468
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI		1,927.563	$ 6.34	$ 12,221
Qualified XV		579.841	6.35	3,682
Qualified XLII		123,561.124	6.39	789,556
Qualified XLIII		271.413	6.37	1,729
		126,339.941		$ 807,188

	217

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9		493.426	$ 6.11	$ 3,015
ING MAP PLUS NP15		53.581	6.09	326
ING MAP PLUS NP28		178.468	6.07	1,083
Qualified VI		16,917.712	6.08	102,860
Qualified XII (0.00)		1,776.656	6.13	10,891
Qualified XII (0.30)		649.706	6.12	3,976
Qualified XII (0.50)		239.064	6.11	1,461
Qualified XII (0.55)		1,035.386	6.11	6,326
Qualified XII (0.60)		81.669	6.11	499
Qualified XII (0.65)		23.959	6.10	146
Qualified XII (0.70)		17.275	6.10	105
Qualified XII (0.75)		1,333.552	6.10	8,135
Qualified XII (0.80)		1,033.082	6.10	6,302
Qualified XII (0.85)		7,723.462	6.10	47,113
Qualified XII (0.90)		173.305	6.09	1,055
Qualified XII (0.95)		1,681.514	6.09	10,240
Qualified XII (1.00)		44,363.897	6.09	270,176
Qualified XII (1.10)		1,664.452	6.09	10,137
Qualified XII (1.15)		1,633.058	6.08	9,929
Qualified XII (1.20)		1,085.972	6.08	6,603
Qualified XII (1.25)		1,165.776	6.08	7,088
Qualified XXI		168,795.015	6.10	1,029,650
Qualified XXV		285.610	6.10	1,742
Qualified XXVI		4.194	6.09	26
Qualified LIII		452.872	6.11	2,767
Qualified LIV		5,054.405	6.10	30,832
Qualified LVI		398.250	6.12	2,437
		258,315.318		$ 1,574,920
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII		89,751.992	6.14	551,077
Qualified LIV		1,630.339	$ 6.11	$ 9,961
		91,382.331		$ 561,038
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)		17,680.032	$ 9.51	$ 168,137

	218

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		73,097.230	$ 11.98	$ 875,705
ING MAP PLUS NP4		20,169.731	11.89	239,818
ING MAP PLUS NP6		29,507.784	11.83	349,077
ING MAP PLUS NP8		86,788.390	11.77	1,021,499
ING MAP PLUS NP9		54,286.561	11.74	637,324
ING MAP PLUS NP10		9,008.990	11.71	105,495
ING MAP PLUS NP11		28,231.565	11.69	330,027
ING MAP PLUS NP12		22,504.669	11.66	262,404
ING MAP PLUS NP13		8,988.259	11.63	104,533
ING MAP PLUS NP14		56,412.028	11.60	654,380
ING MAP PLUS NP15		70,564.979	11.57	816,437
ING MAP PLUS NP16		29,008.234	11.54	334,755
ING MAP PLUS NP17		19,775.667	11.52	227,816
ING MAP PLUS NP18		2,740.306	11.49	31,486
ING MAP PLUS NP19		21,096.061	11.46	241,761
ING MAP PLUS NP20		391.487	11.43	4,475
ING MAP PLUS NP21		17,628.519	11.40	200,965
ING MAP PLUS NP22		13,673.294	11.37	155,465
ING MAP PLUS NP23		23,617.788	11.35	268,062
ING MAP PLUS NP24		5,113.069	11.32	57,880
ING MAP PLUS NP25		204.993	11.29	2,314
ING MAP PLUS NP26		9,893.079	11.26	111,396
ING MAP PLUS NP28		11,907.452	11.21	133,483
ING MAP PLUS NP29		4,073.167	11.18	45,538
ING MAP PLUS NP30		1,889.916	11.15	21,073
ING MAP PLUS NP32		1,381.716	11.10	15,337
ING MAP PLUS NP36		343.555	10.99	3,776
		622,298.489		$ 7,252,281
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62		12,699.257	$ 11.82	$ 150,105
Qualified V		2,530.130	11.27	28,515
Qualified VI		3,083,530.379	11.35	34,998,070
Qualified XII (0.00)		24,302.083	12.03	292,354
Qualified XII (0.05)		252,788.818	12.00	3,033,466
Qualified XII (0.10)		66.169	11.98	793
Qualified XII (0.25)		258.760	11.89	3,077
Qualified XII (0.30)		197,718.831	11.86	2,344,945
Qualified XII (0.35)		3,482.182	11.84	41,229
Qualified XII (0.40)		39,583.838	11.81	467,485
Qualified XII (0.50)		1,541,792.983	11.75	18,116,068
Qualified XII (0.55)		119,192.448	11.73	1,398,127
Qualified XII (0.60)		48,805.382	11.70	571,023
Qualified XII (0.65)		247,467.308	11.67	2,887,943
Qualified XII (0.70)		297,411.430	11.65	3,464,843
Qualified XII (0.75)		953,033.541	11.62	11,074,250

	219

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XII (0.80)	571,656.608	$ 11.59	$ 6,625,500
Qualified XII (0.85)	457,663.593	11.56	5,290,591
Qualified XII (0.90)	48,357.953	11.54	558,051
Qualified XII (0.95)	450,088.871	11.51	5,180,523
Qualified XII (1.00)	2,509,419.156	11.48	28,808,132
Qualified XII (1.05)	66,849.757	11.46	766,098
Qualified XII (1.10)	66,317.801	11.43	758,012
Qualified XII (1.15)	128,680.898	11.40	1,466,962
Qualified XII (1.20)	9,980.151	11.38	113,574
Qualified XII (1.25)	127,676.334	11.35	1,449,126
Qualified XII (1.30)	559.694	11.32	6,336
Qualified XII (1.35)	4,955.935	11.30	56,002
Qualified XII (1.40)	17,474.067	11.27	196,933
Qualified XII (1.45)	1,623.763	11.24	18,251
Qualified XII (1.50)	808.946	11.22	9,076
Qualified XV	8,650.940	11.51	99,572
Qualified XVI	68,762.362	11.22	771,514
Qualified XVII	604.380	11.44	6,914
Qualified XXI	27,027.068	11.59	313,244
Qualified XXV	11,207.015	11.63	130,338
Qualified XXVI	2,133.031	11.56	24,658
Qualified XXVII	2,180,851.956	10.10	22,026,605
Qualified XXXIII (0.65)	2,092.970	12.16	25,451
Qualified XXXVIII	72,952.808	5.89	429,692
Qualified XLIII	5,628.306	5.88	33,094
Qualified LIII	10,110.433	10.45	105,654
Qualified LIV	136,956.741	10.38	1,421,611
Qualified LVI	15,538.717	10.50	163,157
Qualified LIX	2,624.624	11.85	31,102
	13,831,918.417		$ 155,758,066
Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	3,368.293	$ 9.58	$ 32,268
ING MAP PLUS NP9	5,092.119	9.55	48,630
ING MAP PLUS NP11	967.550	9.51	9,201
ING MAP PLUS NP14	133.779	9.44	1,263
ING MAP PLUS NP16	29.188	9.39	274
ING MAP PLUS NP17	6,068.212	9.37	56,859
ING MAP PLUS NP19	5,059.803	9.32	47,157
ING MAP PLUS NP25	1,802.764	9.18	16,549
ING MAP PLUS NP26	1,515.754	9.16	13,884
ING MAP PLUS NP27	240.894	9.14	2,202
Qualified V	717.558	14.36	10,304
Qualified VI	800,543.014	14.55	11,647,901
Qualified XII (0.10)	14.401	16.03	231
Qualified XII (0.30)	52,238.502	15.76	823,279
Qualified XII (0.40)	23,182.473	15.63	362,342

220

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Evergreen Special Values Fund - Class A (continued)
Qualified XII (0.50)	6,633.638	$ 15.50	$ 102,821
Qualified XII (0.55)	19,571.086	15.43	301,982
Qualified XII (0.60)	12,045.427	15.37	185,138
Qualified XII (0.65)	2,997.688	15.30	45,865
Qualified XII (0.70)	29,935.576	15.24	456,218
Qualified XII (0.75)	204,611.032	15.18	3,105,995
Qualified XII (0.80)	13,390.680	15.11	202,333
Qualified XII (0.85)	102,484.348	15.05	1,542,389
Qualified XII (0.90)	36,985.509	14.99	554,413
Qualified XII (0.95)	105,233.275	14.92	1,570,080
Qualified XII (1.00)	555,936.045	14.86	8,261,210
Qualified XII (1.05)	34,945.377	14.80	517,192
Qualified XII (1.10)	20,994.858	14.74	309,464
Qualified XII (1.15)	46,123.181	14.68	677,088
Qualified XII (1.20)	5,470.192	14.61	79,920
Qualified XII (1.25)	38,157.158	14.55	555,187
Qualified XII (1.30)	3,296.159	14.49	47,761
Qualified XII (1.35)	82.699	14.43	1,193
Qualified XII (1.40)	3,075.493	14.37	44,195
Qualified XII (1.45)	786.008	14.31	11,248
Qualified XII (1.50)	20.685	14.25	295
Qualified XVI	15,303.832	14.25	218,080
Qualified XVII	406.810	14.55	5,919
Qualified XXVII	2,033,089.813	14.72	29,927,082
Qualified XXXVIII	1,509.081	6.42	9,688
Qualified LIV	40,773.515	8.61	351,060
	4,234,833.469		$ 62,156,160
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	281,683.616	$7.51 to $8.37	$ 2,352,491
Contracts in accumulation period:
ING Custom Choice 62	1,747.676	7.96	13,912
ING MAP PLUS NP1	13,255.538	8.00	106,044
ING MAP PLUS NP8	13,546.646	7.86	106,477
ING MAP PLUS NP9	5,035.814	7.84	39,481
ING MAP PLUS NP11	10,882.473	7.80	84,883
ING MAP PLUS NP12	27,356.222	7.78	212,831
ING MAP PLUS NP13	108.394	7.76	841
ING MAP PLUS NP14	1,381.769	7.74	10,695
ING MAP PLUS NP15	8,676.124	7.73	67,066
ING MAP PLUS NP16	990.649	7.71	7,638
ING MAP PLUS NP19	8,371.080	7.65	64,039
ING MAP PLUS NP21	17.635	7.61	134
ING MAP PLUS NP22	1,980.781	7.59	15,034
ING MAP PLUS NP23	8,301.016	7.57	62,839
ING MAP PLUS NP24	768.463	7.56	5,810
ING MAP PLUS NP25	831.849	7.54	6,272

221

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
ING MAP PLUS NP26	3,798.565	$ 7.52	$ 28,565
ING MAP PLUS NP28	3,199.154	7.48	23,930
ING MAP PLUS NP29	2,701.847	7.46	20,156
ING MAP PLUS NP30	1,933.693	7.45	14,406
ING MAP PLUS NP32	27.238	7.41	202
ING MAP PLUS NP36	971.309	7.34	7,129
Qualified V	2,360.686	14.73	34,773
Qualified VI	3,663,836.011	15.10	55,323,924
Qualified VIII	5,813.772	15.03	87,381
Qualified X (1.15)	275,725.304	19.17	5,285,654
Qualified X (1.25)	309,037.727	18.89	5,837,723
Qualified XII (0.00)	25,570.614	9.80	250,592
Qualified XII (0.05)	134,256.917	16.59	2,227,322
Qualified XII (0.10)	321.593	9.69	3,116
Qualified XII (0.20)	60,756.209	9.59	582,652
Qualified XII (0.25)	11,805.416	9.54	112,624
Qualified XII (0.30)	292,020.925	9.49	2,771,279
Qualified XII (0.35)	11,582.174	9.44	109,336
Qualified XII (0.40)	125,190.309	14.30	1,790,221
Qualified XII (0.45)	47.227	9.34	441
Qualified XII (0.50)	1,444,799.374	9.66	13,956,762
Qualified XII (0.55)	142,179.299	9.24	1,313,737
Qualified XII (0.60)	83,732.898	9.19	769,505
Qualified XII (0.65)	398,153.865	9.14	3,639,126
Qualified XII (0.70)	343,186.738	9.09	3,119,567
Qualified XII (0.75)	460,360.136	9.05	4,166,259
Qualified XII (0.80)	864,138.844	9.82	8,485,843
Qualified XII (0.85)	442,827.336	13.70	6,066,735
Qualified XII (0.90)	57,482.485	9.56	549,533
Qualified XII (0.95)	721,774.214	13.53	9,765,605
Qualified XII (1.00)	1,319,771.083	13.44	17,737,723
Qualified XII (1.05)	125,298.708	13.36	1,673,991
Qualified XII (1.10)	142,173.164	13.27	1,886,638
Qualified XII (1.15)	132,451.011	13.19	1,747,029
Qualified XII (1.20)	42,895.330	13.11	562,358
Qualified XII (1.25)	156,680.184	13.02	2,039,976
Qualified XII (1.30)	9,766.014	12.94	126,372
Qualified XII (1.35)	2,620.621	12.86	33,701
Qualified XII (1.40)	18,963.088	12.78	242,348
Qualified XII (1.45)	8,034.228	12.70	102,035
Qualified XII (1.50)	2,271.189	12.62	28,662
Qualified XV	28,603.612	15.65	447,647
Qualified XVI	124,935.314	14.66	1,831,552
Qualified XVII	2,552.451	15.10	38,542
Qualified XVIII	16,919.646	18.89	319,612
Qualified XXV	17,196.219	15.73	270,497
Qualified XXVI	9,292.551	15.54	144,406

222

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified XXVII	1,985,243.381	$ 16.14	$ 32,041,828
Qualified XXVIII	1,243,575.268	16.00	19,897,204
Qualified XXXII	22,881.557	8.15	186,485
Qualified XXXVI	33,843.129	8.51	288,005
Qualified XXXVIII	65,062.022	5.48	356,540
Qualified XLIII	12,675.910	5.46	69,210
Qualified LIII	82,882.919	7.68	636,541
Qualified LIV	63,468.779	7.63	484,267
Qualified LVI	68,689.693	7.71	529,598
Qualified LIX	10,202.456	8.59	87,639
	16,023,477.151		$ 213,310,991
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	54,070.884	$ 7.67	$ 414,724
Contracts in accumulation period:
ING Custom Choice 62	4,448.433	7.71	34,297
ING MAP PLUS NP1	11,648.697	7.39	86,084
ING MAP PLUS NP9	1,935.207	7.25	14,030
ING MAP PLUS NP11	4,255.577	7.21	30,683
ING MAP PLUS NP21	3,414.697	7.04	24,039
ING MAP PLUS NP23	1,868.481	7.00	13,079
ING MAP PLUS NP25	994.996	6.97	6,935
ING MAP PLUS NP26	903.114	6.95	6,277
ING MAP PLUS NP30	90.062	6.89	621
Qualified V	938.779	12.28	11,528
Qualified VI	4,753,254.647	12.40	58,940,358
Qualified VIII	6,672.295	12.54	83,671
Qualified X (1.15)	319,697.004	17.49	5,591,501
Qualified X (1.25)	369,712.363	17.24	6,373,841
Qualified XII (0.00)	29,445.853	8.95	263,540
Qualified XII (0.05)	28,403.873	13.62	386,861
Qualified XII (0.10)	194.225	8.86	1,721
Qualified XII (0.20)	73,657.216	8.76	645,237
Qualified XII (0.25)	8,551.658	8.72	74,570
Qualified XII (0.30)	409,764.859	8.67	3,552,661
Qualified XII (0.35)	25,554.167	8.63	220,532
Qualified XII (0.40)	59,880.254	12.35	739,521
Qualified XII (0.45)	277.836	8.53	2,370
Qualified XII (0.50)	327,083.383	8.91	2,914,313
Qualified XII (0.55)	227,708.378	8.44	1,921,859
Qualified XII (0.60)	222,467.302	8.40	1,868,725
Qualified XII (0.65)	757,025.953	8.35	6,321,167
Qualified XII (0.70)	393,530.369	8.31	3,270,237
Qualified XII (0.75)	639,980.883	8.27	5,292,642
Qualified XII (0.80)	645,218.893	9.01	5,813,422
Qualified XII (0.85)	732,400.454	11.83	8,664,297
Qualified XII (0.90)	71,973.515	8.70	626,170

223

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
(continued)
Qualified XII (0.95)	635,450.280	$ 11.68	$ 7,422,059
Qualified XII (1.00)	1,795,843.944	11.60	20,831,790
Qualified XII (1.05)	104,015.605	11.53	1,199,300
Qualified XII (1.10)	200,468.654	11.46	2,297,371
Qualified XII (1.15)	137,893.569	11.39	1,570,608
Qualified XII (1.20)	59,659.739	11.31	674,752
Qualified XII (1.25)	134,845.488	11.24	1,515,663
Qualified XII (1.30)	10,510.198	11.17	117,399
Qualified XII (1.35)	9,925.465	11.10	110,173
Qualified XII (1.40)	23,970.782	11.03	264,398
Qualified XII (1.45)	6,224.118	10.96	68,216
Qualified XII (1.50)	6,515.799	10.89	70,957
Qualified XV	33,603.552	12.85	431,806
Qualified XVI	146,277.500	12.04	1,761,181
Qualified XVII	2,772.702	12.40	34,382
Qualified XVIII	22,296.882	17.24	384,398
Qualified XXI	95,499.201	13.04	1,245,310
Qualified XXV	46,505.834	12.92	600,855
Qualified XXVI	20,053.927	12.76	255,888
Qualified XXXII	26,649.735	7.61	202,804
Qualified XXXVI	41,426.123	7.07	292,883
Qualified XXXVIII	159,854.829	5.16	824,851
Qualified XLIII	23,297.691	5.14	119,750
Qualified LIII	118,136.633	8.02	947,456
Qualified LIV	66,033.146	7.97	526,284
Qualified LVI	107,871.241	8.05	868,363
Qualified LIX	34,308.499	7.13	244,620
	14,256,935.443		$ 159,095,030
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	6,417.612	$7.94 to $8.31	$ 53,294
Contracts in accumulation period:
Qualified XXVII	491,879.034	7.65	3,762,875
Qualified XXVIII	158,302.706	7.58	1,199,935
	656,599.352		$ 5,016,104

224

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Qualified V		722.811	$ 12.92	$ 9,339
Qualified VI		762,219.628	13.20	10,061,299
Qualified VIII		645.153	13.18	8,503
Qualified X (1.15)		75,548.030	13.80	1,042,563
Qualified X (1.25)		95,291.706	13.60	1,295,967
Qualified XII (0.00)		3,365.685	10.37	34,902
Qualified XII (0.05)		42,653.783	14.49	618,053
Qualified XII (0.20)		39,505.860	10.15	400,984
Qualified XII (0.25)		3,419.266	10.10	34,535
Qualified XII (0.30)		46,046.506	10.04	462,307
Qualified XII (0.35)		6,359.448	9.99	63,531
Qualified XII (0.40)		14,940.461	13.85	206,925
Qualified XII (0.45)		15.861	9.88	157
Qualified XII (0.50)		50,711.924	10.60	537,546
Qualified XII (0.55)		19,242.475	9.78	188,191
Qualified XII (0.60)		8,352.945	9.73	81,274
Qualified XII (0.65)		204,170.979	9.68	1,976,375
Qualified XII (0.70)		41,797.774	9.62	402,095
Qualified XII (0.75)		84,325.558	9.57	806,996
Qualified XII (0.80)		139,619.531	10.64	1,485,552
Qualified XII (0.85)		126,656.296	13.27	1,680,729
Qualified XII (0.90)		11,257.180	10.55	118,763
Qualified XII (0.95)		66,559.139	13.10	871,925
Qualified XII (1.00)		136,696.412	13.02	1,779,787
Qualified XII (1.05)		13,669.223	12.94	176,880
Qualified XII (1.10)		23,844.069	12.85	306,396
Qualified XII (1.15)		17,837.109	12.77	227,780
Qualified XII (1.20)		9,198.076	12.69	116,724
Qualified XII (1.25)		27,668.309	12.61	348,897
Qualified XII (1.30)		2,712.595	12.53	33,989
Qualified XII (1.35)		645.773	12.45	8,040
Qualified XII (1.40)		4,484.206	12.38	55,514
Qualified XII (1.45)		191.563	12.30	2,356
Qualified XII (1.50)		1,145.993	12.22	14,004
Qualified XV		8,729.828	13.68	119,424
Qualified XVI		26,669.552	12.82	341,904
Qualified XVII		1,749.603	13.20	23,095
Qualified XVIII		4,637.865	13.60	63,075
Qualified XXV		5,770.022	13.75	79,338
Qualified XXVI		1,078.547	13.58	14,647
Qualified XXVII		396,703.152	7.41	2,939,570
Qualified XXXII		2,667.803	10.41	27,772
Qualified XXXVI		4,458.450	11.12	49,578
Qualified XXXVIII		20,252.127	5.51	111,589
Qualified XLIII		1,313.153	5.50	7,222
Qualified LIII		21,329.929	9.56	203,914
Qualified LIV		6,852.517	9.50	65,099
Qualified LVI		14,302.119	9.61	137,443
Qualified LIX		1,975.833	11.23	22,189
		2,600,011.827		$ 29,664,737

	225

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	608,471.243	$ 9.93	$ 6,042,119
Contracts in accumulation period:
ING Custom Choice 62	32,250.113	9.60	309,601
ING MAP PLUS NP1	165,284.078	9.96	1,646,229
ING MAP PLUS NP3	8,010.109	9.91	79,380
ING MAP PLUS NP4	23,760.378	9.89	234,990
ING MAP PLUS NP6	36,990.957	9.84	363,991
ING MAP PLUS NP8	138,928.095	9.79	1,360,106
ING MAP PLUS NP9	29,734.053	9.77	290,502
ING MAP PLUS NP10	31,158.359	9.74	303,482
ING MAP PLUS NP11	35,797.250	9.72	347,949
ING MAP PLUS NP12	45,441.809	9.70	440,786
ING MAP PLUS NP13	4,741.025	9.67	45,846
ING MAP PLUS NP14	41,443.074	9.65	399,926
ING MAP PLUS NP15	49,359.451	9.62	474,838
ING MAP PLUS NP16	59,626.083	9.60	572,410
ING MAP PLUS NP17	50,972.768	9.58	488,319
ING MAP PLUS NP18	14,139.224	9.55	135,030
ING MAP PLUS NP19	38,373.766	9.53	365,702
ING MAP PLUS NP20	44,556.543	9.51	423,733
ING MAP PLUS NP21	41,660.582	9.48	394,942
ING MAP PLUS NP22	13,269.286	9.46	125,527
ING MAP PLUS NP23	37,908.799	9.44	357,859
ING MAP PLUS NP24	6,404.133	9.41	60,263
ING MAP PLUS NP25	13,788.141	9.39	129,471
ING MAP PLUS NP26	33,294.019	9.37	311,965
ING MAP PLUS NP27	731.620	9.34	6,833
ING MAP PLUS NP28	30,121.627	9.32	280,734
ING MAP PLUS NP29	9,537.576	9.30	88,699
ING MAP PLUS NP30	6,548.106	9.28	60,766
ING MAP PLUS NP32	1,076.882	9.23	9,940
ING MAP PLUS NP35	1,695.055	9.16	15,527
ING MAP PLUS NP36	809.298	9.14	7,397
Qualified V	2,826.102	20.61	58,246
Qualified VI	8,286,539.192	20.92	173,354,400
Qualified VIII	5,872.307	21.04	123,553
Qualified X (1.15)	319,440.433	23.82	7,609,071
Qualified X (1.25)	593,820.158	23.50	13,954,774
Qualified XII (0.00)	48,834.559	13.91	679,289
Qualified XII (0.00)	1,238,584.164	8.16	10,106,847
Qualified XII (0.05)	443,452.942	22.98	10,190,549
Qualified XII (0.10)	183.227	13.77	2,523
Qualified XII (0.20)	211,178.899	13.62	2,876,257
Qualified XII (0.25)	20,555.303	13.55	278,524
Qualified XII (0.30)	694,988.545	13.48	9,368,446
Qualified XII (0.35)	25,934.632	13.41	347,783
Qualified XII (0.40)	150,860.253	20.69	3,121,299

226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XII (0.45)	1,473.375	$ 13.26	$ 19,537
Qualified XII (0.50)	2,189,446.620	13.78	30,170,574
Qualified XII (0.55)	360,448.799	13.12	4,729,088
Qualified XII (0.60)	275,711.147	13.05	3,598,030
Qualified XII (0.65)	796,911.818	12.99	10,351,885
Qualified XII (0.70)	797,104.900	12.92	10,298,595
Qualified XII (0.75)	1,521,976.631	12.85	19,557,400
Qualified XII (0.80)	1,739,497.372	14.05	24,439,938
Qualified XII (0.85)	884,693.075	19.82	17,534,617
Qualified XII (0.90)	217,735.663	13.58	2,956,850
Qualified XII (0.95)	4,412,465.345	19.57	86,351,947
Qualified XII (1.00)	3,541,959.877	19.45	68,891,120
Qualified XII (1.05)	219,261.167	19.33	4,238,318
Qualified XII (1.10)	238,469.566	19.20	4,578,616
Qualified XII (1.15)	419,212.921	19.08	7,998,583
Qualified XII (1.20)	53,125.016	18.96	1,007,250
Qualified XII (1.25)	332,768.721	18.84	6,269,363
Qualified XII (1.30)	7,531.745	18.72	140,994
Qualified XII (1.35)	4,196.958	18.61	78,105
Qualified XII (1.40)	36,107.142	18.49	667,621
Qualified XII (1.45)	10,582.388	18.37	194,398
Qualified XII (1.50)	6,546.319	18.26	119,536
Qualified XIII	1,958.351	21.72	42,535
Qualified XV	37,172.283	21.69	806,267
Qualified XVI	203,283.903	20.31	4,128,696
Qualified XVII	17,803.336	20.92	372,446
Qualified XVIII	29,551.938	23.50	694,471
Qualified XXI	145,938.081	22.00	3,210,638
Qualified XXV	41,808.539	21.80	911,426
Qualified XXVI	5,982.007	21.53	128,793
Qualified XXVII	4,704,381.455	24.16	113,657,856
Qualified XXVIII	1,380,039.543	23.94	33,038,147
Qualified XXXII	28,661.694	9.92	284,324
Qualified XXXIII (0.65)	103,341.286	11.33	1,170,857
Qualified XXXVI	59,293.066	11.41	676,534
Qualified XXXVIII	324,267.350	5.65	1,832,111
Qualified XLIII	73,289.310	5.64	413,352
Qualified LIII	297,491.043	8.90	2,647,670
Qualified LIV	422,623.643	8.84	3,735,993
Qualified LVI	189,808.532	8.94	1,696,888
Qualified LIX	32,695.793	11.52	376,656
	39,865,571.936		$ 722,264,448
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,816,430.431	$ 18.22	$ 69,535,362
Qualified XXVIII	310,462.751	18.05	5,603,853
	4,126,893.182		$ 75,139,215

227

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	935,267.924	$ 8.56	$ 8,005,893

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	773,803.653	$ 16.10	$ 12,458,239
Qualified XXVIII	194,478.089	15.95	3,101,926
	968,281.742		$ 15,560,165
Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP8	25,072.974	$ 13.10	$ 328,456
ING MAP PLUS NP9	21,454.142	13.07	280,406
ING MAP PLUS NP11	19,734.354	13.01	256,744
ING MAP PLUS NP12	8,470.716	12.98	109,950
ING MAP PLUS NP14	2,928.651	12.91	37,809
ING MAP PLUS NP15	11,046.394	12.88	142,278
ING MAP PLUS NP16	2,706.220	12.85	34,775
ING MAP PLUS NP17	5,219.083	12.82	66,909
ING MAP PLUS NP18	14,642.513	12.79	187,278
ING MAP PLUS NP19	14,654.118	12.75	186,840
ING MAP PLUS NP20	21,156.834	12.72	269,115
ING MAP PLUS NP21	2,679.277	12.69	34,000
ING MAP PLUS NP22	94.227	12.66	1,193
ING MAP PLUS NP23	3,777.607	12.63	47,711
ING MAP PLUS NP24	2,555.989	12.60	32,205
ING MAP PLUS NP25	1,129.290	12.57	14,195
ING MAP PLUS NP26	475.002	12.54	5,957
ING MAP PLUS NP27	229.464	12.51	2,871
ING MAP PLUS NP28	1,521.464	12.48	18,988
ING MAP PLUS NP29	662.035	12.45	8,242
ING MAP PLUS NP32	64.904	12.35	802
	160,275.258		$ 2,066,724

228

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	691.203	$ 8.27	$ 5,716
ING MAP PLUS NP4	15,083.434	8.25	124,438
ING MAP PLUS NP8	73.812	8.17	603
ING MAP PLUS NP14	545.764	8.05	4,393
ING MAP PLUS NP15	4,996.638	8.03	40,123
ING MAP PLUS NP17	865.454	7.99	6,915
ING MAP PLUS NP18	4,161.861	7.97	33,170
ING MAP PLUS NP19	4.239	7.95	34
ING MAP PLUS NP20	221.518	7.93	1,757
ING MAP PLUS NP21	8,664.930	7.91	68,540
ING MAP PLUS NP22	4,030.776	7.89	31,803
ING MAP PLUS NP23	3,809.431	7.88	30,018
ING MAP PLUS NP25	651.247	7.84	5,106
ING MAP PLUS NP26	3,146.134	7.82	24,603
ING MAP PLUS NP27	1,839.304	7.80	14,347
ING MAP PLUS NP28	506.544	7.78	3,941
ING MAP PLUS NP30	97.827	7.74	757
ING MAP PLUS NP32	20.123	7.70	155
	49,410.239		$ 396,419
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	94,188.916	$ 10.27	$ 967,320
Contracts in accumulation period:
ING Custom Choice 62	820.311	9.80	8,039
ING MAP PLUS NP1	699.023	10.13	7,081
ING MAP PLUS NP4	14,092.661	10.06	141,772
ING MAP PLUS NP6	133.293	10.01	1,334
ING MAP PLUS NP8	32,115.237	9.96	319,868
ING MAP PLUS NP9	2,142.448	9.93	21,275
ING MAP PLUS NP10	47.530	9.91	471
ING MAP PLUS NP11	4,391.492	9.89	43,432
ING MAP PLUS NP12	6,073.508	9.86	59,885
ING MAP PLUS NP13	2,596.063	9.84	25,545
ING MAP PLUS NP14	8,894.142	9.81	87,252
ING MAP PLUS NP15	15,805.168	9.79	154,733
ING MAP PLUS NP16	8,951.490	9.76	87,367
ING MAP PLUS NP17	135.771	9.74	1,322
ING MAP PLUS NP18	1,345.541	9.72	13,079
ING MAP PLUS NP19	567.492	9.69	5,499
ING MAP PLUS NP20	19,120.572	9.67	184,896
ING MAP PLUS NP21	4,104.495	9.65	39,608
ING MAP PLUS NP22	4,006.394	9.62	38,542
ING MAP PLUS NP23	3,547.739	9.60	34,058
ING MAP PLUS NP24	796.556	9.57	7,623
ING MAP PLUS NP26	571.226	9.53	5,444
ING MAP PLUS NP28	1,304.019	9.48	12,362
ING MAP PLUS NP29	439.723	9.46	4,160

229

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
ING MAP PLUS NP32	307.023	$ 9.39	$ 2,883
ING MAP PLUS NP35	1,176.680	9.32	10,967
Qualified V	358.983	11.50	4,128
Qualified VI	1,140,863.635	11.64	13,279,653
Qualified X (1.15)	50,835.870	11.73	596,305
Qualified X (1.25)	112,832.299	11.64	1,313,368
Qualified XII (0.00)	1,668.163	12.78	21,319
Qualified XII (0.05)	28,051.487	12.56	352,327
Qualified XII (0.10)	194.188	12.68	2,462
Qualified XII (0.20)	37.403	12.59	471
Qualified XII (0.25)	26.275	12.54	329
Qualified XII (0.30)	159,549.581	12.49	1,992,774
Qualified XII (0.35)	1,088.619	12.45	13,553
Qualified XII (0.40)	27,273.969	12.40	338,197
Qualified XII (0.50)	808,892.708	12.31	9,957,469
Qualified XII (0.55)	32,065.667	12.26	393,125
Qualified XII (0.60)	39,969.791	12.22	488,431
Qualified XII (0.65)	170,768.688	12.17	2,078,255
Qualified XII (0.70)	54,528.954	12.13	661,436
Qualified XII (0.75)	164,813.331	12.08	1,990,945
Qualified XII (0.80)	34,402.786	12.04	414,210
Qualified XII (0.85)	176,258.250	11.99	2,113,336
Qualified XII (0.90)	17,372.552	11.95	207,602
Qualified XII (0.95)	156,837.300	11.90	1,866,364
Qualified XII (1.00)	708,475.746	11.86	8,402,522
Qualified XII (1.05)	27,826.631	11.81	328,633
Qualified XII (1.10)	18,329.424	11.77	215,737
Qualified XII (1.15)	49,190.118	11.73	577,000
Qualified XII (1.20)	16,535.306	11.68	193,132
Qualified XII (1.25)	60,560.456	11.64	704,924
Qualified XII (1.30)	1,662.668	11.60	19,287
Qualified XII (1.35)	504.685	11.55	5,829
Qualified XII (1.40)	3,418.719	11.51	39,349
Qualified XII (1.45)	2,466.582	11.47	28,292
Qualified XII (1.50)	768.439	11.43	8,783
Qualified XIII	17.298	11.90	206
Qualified XV	4,629.338	11.90	55,089
Qualified XVI	23,020.486	11.43	263,124
Qualified XVII	2,177.545	11.64	25,347
Qualified XVIII	3,916.662	11.64	45,590
Qualified XXI	28,953.401	12.04	348,599
Qualified XXV	19,476.614	12.08	235,278
Qualified XXVI	4,239.626	11.95	50,664
Qualified XXVII	379,036.640	13.05	4,946,428
Qualified XXVIII	502,921.711	11.16	5,612,606
Qualified XXXII	1,838.628	10.01	18,405
Qualified XXXIII (0.65)	42,901.993	12.23	524,691

230

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
Qualified XXXVIII	5,531.450	$ 6.35	$ 35,125
Qualified XLIII	1,766.303	6.33	11,181
Qualified LIII	20,874.353	8.53	178,058
Qualified LIV	19,671.748	8.48	166,816
Qualified LVI	5,936.630	8.57	50,877
Qualified LIX	764.629	12.44	9,512
	5,364,478.841		$ 63,472,960
Fundamental Investors, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP9	1,879.167	$ 6.12	$ 11,501
ING MAP PLUS NP28	308.500	6.08	1,876
	2,187.667		$ 13,377
Fundamental Investors, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	158.413	$ 6.10	$ 966
Qualified VI	325,547.248	6.10	1,985,838
Qualified XII (0.30)	549.308	6.14	3,373
Qualified XII (0.40)	3,433.176	6.13	21,045
Qualified XII (0.50)	4,779.263	6.13	29,297
Qualified XII (0.55)	69.943	6.13	429
Qualified XII (0.60)	3,604.856	6.12	22,062
Qualified XII (0.65)	210.270	6.12	1,287
Qualified XII (0.70)	10,065.366	6.12	61,600
Qualified XII (0.75)	82,594.533	6.12	505,479
Qualified XII (0.80)	64,420.149	6.12	394,251
Qualified XII (0.85)	57,981.758	6.11	354,269
Qualified XII (0.90)	8,431.272	6.11	51,515
Qualified XII (0.95)	49,533.326	6.11	302,649
Qualified XII (1.00)	172,816.257	6.11	1,055,907
Qualified XII (1.05)	2,982.196	6.11	18,221
Qualified XII (1.10)	1,659.862	6.10	10,125
Qualified XII (1.15)	8,490.021	6.10	51,789
Qualified XII (1.20)	255.518	6.10	1,559
Qualified XII (1.25)	4,596.087	6.10	28,036
Qualified XII (1.35)	1.100	6.09	7
Qualified XII (1.40)	17.734	6.09	108
Qualified XVI	4,245.589	6.09	25,856
Qualified XXI	532,614.729	6.12	3,259,602
Qualified XXV	87.675	6.12	537
Qualified XXXVIII	1,185.141	6.15	7,289
Qualified LIII	956.631	6.13	5,864
Qualified LIV	13,283.786	6.12	81,297
	1,354,571.207		$ 8,280,257

231

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		42,844.858	$ 9.22	$ 395,030
ING MAP PLUS NP4		23,734.745	9.15	217,173
ING MAP PLUS NP6		39,505.582	9.10	359,501
ING MAP PLUS NP8		46,398.700	9.06	420,372
ING MAP PLUS NP9		108,074.790	9.04	976,996
ING MAP PLUS NP10		908.405	9.01	8,185
ING MAP PLUS NP11		82,512.505	8.99	741,787
ING MAP PLUS NP12		39,595.900	8.97	355,175
ING MAP PLUS NP13		13,745.596	8.95	123,023
ING MAP PLUS NP14		97,589.865	8.93	871,477
ING MAP PLUS NP15		88,105.409	8.90	784,138
ING MAP PLUS NP16		45,109.218	8.88	400,570
ING MAP PLUS NP17		38,239.605	8.86	338,803
ING MAP PLUS NP18		58,739.810	8.84	519,260
ING MAP PLUS NP19		55,641.443	8.82	490,758
ING MAP PLUS NP20		89,476.585	8.80	787,394
ING MAP PLUS NP21		38,413.872	8.77	336,890
ING MAP PLUS NP22		22,145.726	8.75	193,775
ING MAP PLUS NP23		56,800.047	8.73	495,864
ING MAP PLUS NP24		4,175.116	8.71	36,365
ING MAP PLUS NP25		2,227.083	8.69	19,353
ING MAP PLUS NP26		6,191.779	8.67	53,683
ING MAP PLUS NP27		329.194	8.65	2,848
ING MAP PLUS NP28		27,134.526	8.62	233,900
ING MAP PLUS NP29		4,708.145	8.60	40,490
ING MAP PLUS NP30		2,966.152	8.58	25,450
ING MAP PLUS NP32		1,486.674	8.54	12,696
ING MAP PLUS NP35		645.397	8.48	5,473
ING MAP PLUS NP36		12.967	8.46	110
Qualified XII (1.00)		44,257.219	7.03	311,128
		1,081,716.913		$ 9,557,667
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62		10,181.736	$ 9.05	$ 92,145
Qualified V		5,570.627	8.74	48,687
Qualified VI		4,851,610.259	8.81	42,742,686
Qualified XII (0.00)		18,492.938	9.34	172,724
Qualified XII (0.10)		390.032	9.29	3,623
Qualified XII (0.25)		1,011.069	9.23	9,332
Qualified XII (0.30)		250,524.812	9.21	2,307,334
Qualified XII (0.35)		1,335.892	9.18	12,263
Qualified XII (0.40)		80,865.210	9.16	740,725
Qualified XII (0.50)		2,946,764.720	9.12	26,874,494
Qualified XII (0.55)		273,606.430	9.10	2,489,819
Qualified XII (0.60)		100,070.721	9.08	908,642
Qualified XII (0.65)		119,542.118	9.06	1,083,052

	232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.70)	419,556.434	$ 9.03	$ 3,788,595
Qualified XII (0.75)	1,259,860.736	9.01	11,351,345
Qualified XII (0.80)	1,711,635.976	8.99	15,387,607
Qualified XII (0.85)	688,354.509	8.97	6,174,540
Qualified XII (0.90)	125,481.620	8.95	1,123,061
Qualified XII (0.95)	685,932.548	8.93	6,125,378
Qualified XII (1.00)	3,497,301.062	8.91	31,160,952
Qualified XII (1.05)	125,546.156	8.89	1,116,105
Qualified XII (1.10)	101,535.460	8.87	900,620
Qualified XII (1.15)	238,743.087	8.85	2,112,876
Qualified XII (1.20)	17,587.934	8.83	155,301
Qualified XII (1.25)	260,809.078	8.81	2,297,728
Qualified XII (1.30)	3,386.288	8.78	29,732
Qualified XII (1.35)	1,028.877	8.76	9,013
Qualified XII (1.40)	29,373.937	8.74	256,728
Qualified XII (1.45)	8,273.489	8.72	72,145
Qualified XII (1.50)	648.530	8.70	5,642
Qualified XIII	1,048.774	8.93	9,366
Qualified XV	23,952.396	8.93	213,895
Qualified XVI	75,408.563	8.70	656,055
Qualified XVII	27,173.081	8.87	241,025
Qualified XXI	162,147.447	8.99	1,457,706
Qualified XXV	44,260.983	9.03	399,677
Qualified XXVI	2,714.211	8.97	24,346
Qualified XXVII	1,992,111.192	8.54	17,012,630
Qualified XXXIII (0.65)	6,653.054	9.30	61,873
Qualified XXXVIII	48,284.823	5.92	285,846
Qualified XLIII	21,785.841	5.91	128,754
Qualified LIII	26,988.425	8.81	237,768
Qualified LIV	86,310.757	8.76	756,082
Qualified LVI	8,715.983	8.85	77,136
Qualified LIX	519.692	9.19	4,776
	20,363,097.507		$ 181,119,829

233

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		3,974.672	$ 10.05	$ 39,945
ING MAP PLUS NP6		4,764.181	9.93	47,308
ING MAP PLUS NP8		2,079.539	9.88	20,546
ING MAP PLUS NP9		3,599.993	9.85	35,460
ING MAP PLUS NP10		5,979.599	9.83	58,779
ING MAP PLUS NP11		26,877.753	9.80	263,402
ING MAP PLUS NP12		13,920.849	9.78	136,146
ING MAP PLUS NP13		2,499.308	9.76	24,393
ING MAP PLUS NP14		2,922.020	9.73	28,431
ING MAP PLUS NP15		26,112.424	9.71	253,552
ING MAP PLUS NP16		4,265.015	9.69	41,328
ING MAP PLUS NP17		5,660.503	9.66	54,680
ING MAP PLUS NP18		126.567	9.64	1,220
ING MAP PLUS NP19		6,827.693	9.61	65,614
ING MAP PLUS NP20		7,780.883	9.59	74,619
ING MAP PLUS NP21		11,934.867	9.57	114,217
ING MAP PLUS NP22		1,742.530	9.54	16,624
ING MAP PLUS NP23		6,607.342	9.52	62,902
ING MAP PLUS NP24		510.125	9.50	4,846
ING MAP PLUS NP25		4,213.603	9.47	39,903
ING MAP PLUS NP26		10,911.689	9.45	103,115
ING MAP PLUS NP27		261.801	9.43	2,469
ING MAP PLUS NP28		1,157.149	9.40	10,877
ING MAP PLUS NP29		207.472	9.38	1,946
ING MAP PLUS NP30		1,091.031	9.36	10,212
ING MAP PLUS NP32		636.614	9.31	5,927
ING MAP PLUS NP35		1,760.251	9.24	16,265
ING MAP PLUS NP36		12.162	9.22	112
		158,437.635		$ 1,534,838
ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9		7,067.241	$ 6.86	$ 48,481
ING MAP PLUS NP15		346.166	6.76	2,340
ING MAP PLUS NP17		1,036.431	6.73	6,975
ING MAP PLUS NP23		637.293	6.63	4,225
ING MAP PLUS NP25		31.317	6.60	207
ING MAP PLUS NP26		4,326.137	6.58	28,466
ING MAP PLUS NP28		57.369	6.55	376
ING MAP PLUS NP29		978.499	6.53	6,390
ING MAP PLUS NP30		486.281	6.52	3,171
		14,966.734		$ 100,631

	234

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1		12,788.413	$ 10.59	$ 135,429
ING MAP PLUS NP3		249.928	10.54	2,634
ING MAP PLUS NP4		6,040.132	10.51	63,482
ING MAP PLUS NP6		6,392.958	10.46	66,870
ING MAP PLUS NP9		14,758.199	10.38	153,190
ING MAP PLUS NP11		871.834	10.33	9,006
ING MAP PLUS NP12		7,161.539	10.31	73,835
ING MAP PLUS NP13		67.407	10.28	693
ING MAP PLUS NP14		3,463.701	10.26	35,538
ING MAP PLUS NP15		6,290.450	10.23	64,351
ING MAP PLUS NP16		2,221.223	10.21	22,679
ING MAP PLUS NP17		2,500.289	10.18	25,453
ING MAP PLUS NP18		12,248.318	10.16	124,443
ING MAP PLUS NP19		6,192.250	10.13	62,727
ING MAP PLUS NP20		31,333.333	10.11	316,780
ING MAP PLUS NP21		4,032.030	10.08	40,643
ING MAP PLUS NP23		4,624.883	10.03	46,388
ING MAP PLUS NP24		74.649	10.01	747
ING MAP PLUS NP25		2,590.987	9.98	25,858
ING MAP PLUS NP26		721.928	9.96	7,190
ING MAP PLUS NP27		1,244.801	9.93	12,361
ING MAP PLUS NP28		3,492.502	9.91	34,611
ING MAP PLUS NP29		3,066.902	9.89	30,332
ING MAP PLUS NP30		128.541	9.86	1,267
		132,557.197		$ 1,356,507
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1		6,064.597	$ 12.37	$ 75,019
ING MAP PLUS NP6		13,074.020	12.21	159,634
ING MAP PLUS NP8		1,214.797	12.16	14,772
ING MAP PLUS NP9		5,788.904	12.13	70,219
ING MAP PLUS NP11		13,956.722	12.07	168,458
ING MAP PLUS NP12		337.032	12.04	4,058
ING MAP PLUS NP13		14.614	12.01	176
ING MAP PLUS NP14		24,276.320	11.98	290,830
ING MAP PLUS NP15		82,302.147	11.95	983,511
ING MAP PLUS NP17		20,379.383	11.89	242,311
ING MAP PLUS NP18		9,000.598	11.86	106,747
ING MAP PLUS NP19		6,533.993	11.83	77,297
ING MAP PLUS NP20		16,212.925	11.80	191,313
ING MAP PLUS NP21		4,507.557	11.77	53,054
ING MAP PLUS NP23		2,605.514	11.72	30,537
ING MAP PLUS NP24		581.197	11.69	6,794
ING MAP PLUS NP26		2,671.628	11.63	31,071
ING MAP PLUS NP28		15,587.275	11.57	180,345
ING MAP PLUS NP29		2,293.923	11.54	26,472
ING MAP PLUS NP30		873.536	11.52	10,063
ING MAP PLUS NP32		333.243	11.46	3,819
Qualified XII (1.00)		9,351.268	11.56	108,101
		237,961.193		$ 2,834,601

	235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	26,542.872	$ 10.48	$ 278,169
ING MAP PLUS NP8	77,248.137	10.31	796,428
ING MAP PLUS NP9	17,555.569	10.28	180,471
ING MAP PLUS NP10	26,138.716	10.26	268,183
ING MAP PLUS NP11	30,601.044	10.23	313,049
ING MAP PLUS NP14	26,991.642	10.15	273,965
ING MAP PLUS NP15	5,022.281	10.13	50,876
ING MAP PLUS NP16	5,071.641	10.11	51,274
ING MAP PLUS NP17	14,087.682	10.08	142,004
ING MAP PLUS NP18	3,452.052	10.06	34,728
ING MAP PLUS NP19	20,774.385	10.03	208,367
ING MAP PLUS NP20	24,948.543	10.01	249,735
ING MAP PLUS NP21	305.002	9.98	3,044
ING MAP PLUS NP22	11,297.885	9.96	112,527
ING MAP PLUS NP23	22,686.428	9.93	225,276
ING MAP PLUS NP24	4,488.639	9.91	44,482
ING MAP PLUS NP25	490.790	9.88	4,849
ING MAP PLUS NP26	16,143.963	9.86	159,179
ING MAP PLUS NP28	6,109.114	9.81	59,930
ING MAP PLUS NP29	1,810.924	9.79	17,729
ING MAP PLUS NP32	651.169	9.72	6,329
	342,418.478		$ 3,480,594
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	105,152.887	$ 7.26	$ 763,410
Qualified XII (0.00)	111.433	7.60	847
Qualified XII (0.30)	900.053	7.52	6,768
Qualified XII (0.40)	2,856.454	7.49	21,395
Qualified XII (0.50)	43,448.886	7.46	324,129
Qualified XII (0.55)	1,450.086	7.45	10,803
Qualified XII (0.60)	2,425.106	7.44	18,043
Qualified XII (0.65)	1,439.713	7.42	10,683
Qualified XII (0.70)	6,805.668	7.41	50,430
Qualified XII (0.75)	13,378.012	7.40	98,997
Qualified XII (0.80)	3,126.806	7.38	23,076
Qualified XII (0.85)	11,036.231	7.37	81,337
Qualified XII (0.90)	1,606.757	7.36	11,826
Qualified XII (0.95)	16,841.339	7.34	123,615
Qualified XII (1.00)	34,788.292	7.33	254,998
Qualified XII (1.05)	176.862	7.31	1,293
Qualified XII (1.10)	933.092	7.30	6,812
Qualified XII (1.15)	7,838.502	7.29	57,143
Qualified XII (1.20)	1,426.732	7.27	10,372
Qualified XII (1.25)	7,018.904	7.26	50,957
Qualified XII (1.30)	83.865	7.25	608
Qualified XII (1.40)	1,090.230	7.22	7,871

236

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class (continued)
Qualified XII (1.45)	51.011	$ 7.21	$ 368
Qualified XII (1.50)	496.656	7.19	3,571
Qualified XXXVIII	466.731	4.99	2,329
Qualified XVI	1,066.755	7.19	7,670
Qualified XVII	4,245.667	7.26	30,824
Qualified XXV	46.674	7.40	345
Qualified XLIII	40.382	4.97	201
Qualified LIII	5,696.217	7.52	42,836
Qualified LIV	1,225.774	7.47	9,157
Qualified LVI	37.464	7.55	283
	277,309.241		$ 2,032,997
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	31,916.330	$5.87 to $5.93	$ 188,508
Contracts in accumulation period:
Qualified V	1,595.238	6.25	9,970
Qualified VI	3,634,764.737	6.27	22,789,975
Qualified VIII	1,498.917	6.27	9,398
Qualified X (1.15)	161,950.594	6.28	1,017,050
Qualified X (1.25)	249,176.818	6.27	1,562,339
Qualified XII (0.00)	14,085.278	6.43	90,568
Qualified XII (0.05)	23,736.022	6.42	152,385
Qualified XII (0.10)	82.732	6.42	531
Qualified XII (0.25)	6,085.625	6.40	38,948
Qualified XII (0.30)	56,575.332	6.39	361,516
Qualified XII (0.35)	14,704.854	6.39	93,964
Qualified XII (0.40)	83,057.108	6.38	529,904
Qualified XII (0.45)	1,200.003	6.38	7,656
Qualified XII (0.50)	173,932.254	6.37	1,107,948
Qualified XII (0.55)	74,987.819	6.36	476,923
Qualified XII (0.60)	61,775.371	6.36	392,891
Qualified XII (0.65)	156,092.387	6.35	991,187
Qualified XII (0.70)	193,916.195	6.35	1,231,368
Qualified XII (0.75)	283,823.839	6.34	1,799,443
Qualified XII (0.80)	299,398.483	6.33	1,895,192
Qualified XII (0.85)	390,962.428	6.33	2,474,792
Qualified XII (0.90)	36,238.549	6.32	229,028
Qualified XII (0.95)	326,604.087	6.32	2,064,138
Qualified XII (1.00)	917,951.166	6.31	5,792,272
Qualified XII (1.05)	114,357.035	6.31	721,593
Qualified XII (1.10)	119,373.776	6.30	752,055
Qualified XII (1.15)	59,675.200	6.29	375,357
Qualified XII (1.20)	19,286.566	6.29	121,313
Qualified XII (1.25)	77,451.605	6.28	486,396
Qualified XII (1.30)	15,644.231	6.28	98,246
Qualified XII (1.35)	3,650.837	6.27	22,891
Qualified XII (1.40)	19,269.241	6.26	120,625
Qualified XII (1.45)	3,411.276	6.26	21,355

237

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class (continued)
Qualified XII (1.50)	2,741.586	$ 6.25	$ 17,135
Qualified XV	28,318.198	6.31	178,688
Qualified XVI	97,996.641	6.24	611,499
Qualified XVII	2,582.182	6.28	16,216
Qualified XVIII	18,918.803	6.30	119,188
Qualified XXV	42,858.409	6.33	271,294
Qualified XXVI	24,878.802	6.31	156,985
Qualified XXVII	1,802,753.979	6.30	11,357,350
Qualified XXVIII	199,596.302	6.30	1,257,457
Qualified XXXII	16,968.856	6.27	106,395
Qualified XXII	494.975	6.36	3,148
Qualified XXXVI	15,872.715	6.35	100,792
Qualified XXXVIII	33,919.334	5.93	201,142
Qualified XLIII	8,118.676	5.92	48,063
Qualified LIII	50,188.994	6.36	319,202
Qualified LIV	18,763.326	6.32	118,584
Qualified LVI	51,399.727	6.40	328,958
Qualified LIX	9,968.281	6.36	63,398
	10,054,571.719		$ 63,303,219
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (0.00)	178.228	$ 7.41	$ 1,321
Qualified XII (0.50)	11,603.505	7.33	85,054
	11,781.733		$ 86,375
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	12,454.561	$ 6.33	$ 78,837

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	334.861	$ 9.52	$ 3,188
ING MAP PLUS NP9	667.787	9.78	6,531
ING MAP PLUS NP11	274.572	9.75	2,677
ING MAP PLUS NP12	14,532.514	9.73	141,401
ING MAP PLUS NP14	3,909.308	9.69	37,881
ING MAP PLUS NP17	219.669	9.64	2,118
ING MAP PLUS NP18	12.564	9.62	121
ING MAP PLUS NP23	2,654.717	9.53	25,299
ING MAP PLUS NP24	2,603.160	9.52	24,782
ING MAP PLUS NP25	362.861	9.50	3,447
ING MAP PLUS NP26	2,128.790	9.48	20,181
ING MAP PLUS NP28	457.983	9.45	4,328
Qualified VI	229,746.901	9.52	2,187,191
Qualified XII (0.00)	1,467.565	9.97	14,632
Qualified XII (0.25)	3,896.092	9.87	38,454
Qualified XII (0.30)	116,460.622	9.86	1,148,302

238

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service
Class (continued)
Qualified XII (0.40)	16,026.716	$ 9.82	$ 157,382
Qualified XII (0.50)	19,677.235	9.78	192,443
Qualified XII (0.55)	4,760.371	9.77	46,509
Qualified XII (0.60)	2,249.808	9.75	21,936
Qualified XII (0.65)	2,676.170	9.73	26,039
Qualified XII (0.70)	10,862.506	9.71	105,475
Qualified XII (0.75)	34,263.820	9.69	332,016
Qualified XII (0.80)	24,694.435	9.68	239,042
Qualified XII (0.85)	24,330.384	9.66	235,032
Qualified XII (0.90)	4,094.250	9.64	39,469
Qualified XII (0.95)	24,789.928	9.62	238,479
Qualified XII (1.00)	118,802.070	9.61	1,141,688
Qualified XII (1.05)	4,620.685	9.59	44,312
Qualified XII (1.10)	6,500.864	9.57	62,213
Qualified XII (1.15)	6,546.681	9.55	62,521
Qualified XII (1.20)	1,637.273	9.53	15,603
Qualified XII (1.25)	15,474.970	9.52	147,322
Qualified XII (1.30)	101.277	9.50	962
Qualified XII (1.35)	13.017	9.48	123
Qualified XII (1.40)	1,074.180	9.46	10,162
Qualified XII (1.45)	20.931	9.45	198
Qualified XII (1.50)	5.239	9.43	49
Qualified XV	1,486.782	9.62	14,303
Qualified XVI	5,652.869	9.43	53,307
Qualified XXI	11,913.946	9.68	115,327
Qualified XXV	1,676.079	9.69	16,241
Qualified XXVI	19.425	9.64	187
Qualified XXXVIII	12,460.272	7.09	88,343
Qualified XLIII	27.982	7.07	198
Qualified LIII	9,550.670	9.85	94,074
Qualified LIV	1,410.481	9.79	13,809
Qualified LVI	1,263.519	9.90	12,509
Qualified LIX	1,059.813	9.80	10,386
	749,474.614		$ 7,198,192
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	113.732	$ 9.40	$ 1,069
Qualified XII (0.50)	3,677.588	9.28	34,128
	3,791.320		$ 35,197

239

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	653.188	$ 8.88	$ 5,800
ING MAP PLUS NP1	42,888.759	9.27	397,579
ING MAP PLUS NP6	25,078.048	9.18	230,216
ING MAP PLUS NP8	19,201.931	9.15	175,698
ING MAP PLUS NP9	26,965.059	9.13	246,191
ING MAP PLUS NP10	10,446.296	9.11	95,166
ING MAP PLUS NP11	10,060.341	9.10	91,549
ING MAP PLUS NP12	12,976.711	9.08	117,829
ING MAP PLUS NP13	1,885.056	9.06	17,079
ING MAP PLUS NP14	23,188.291	9.05	209,854
ING MAP PLUS NP15	36,405.591	9.03	328,742
ING MAP PLUS NP16	4,732.404	9.01	42,639
ING MAP PLUS NP17	5,250.019	9.00	47,250
ING MAP PLUS NP18	3,196.520	8.98	28,705
ING MAP PLUS NP19	3,607.651	8.96	32,325
ING MAP PLUS NP20	290.545	8.95	2,600
ING MAP PLUS NP21	4,131.186	8.93	36,891
ING MAP PLUS NP22	3,348.282	8.91	29,833
ING MAP PLUS NP23	7,301.311	8.90	64,982
ING MAP PLUS NP24	853.572	8.88	7,580
ING MAP PLUS NP25	662.326	8.87	5,875
ING MAP PLUS NP26	3,768.227	8.85	33,349
ING MAP PLUS NP27	291.638	8.83	2,575
ING MAP PLUS NP28	1,663.257	8.82	14,670
ING MAP PLUS NP29	1,813.275	8.80	15,957
ING MAP PLUS NP30	649.681	8.78	5,704
Qualified VI	584,794.351	8.88	5,192,974
Qualified XII (0.00)	835.898	9.30	7,774
Qualified XII (0.10)	25.527	9.26	236
Qualified XII (0.25)	91.446	9.21	842
Qualified XII (0.30)	7,925.938	9.20	72,919
Qualified XII (0.40)	5,152.141	9.16	47,194
Qualified XII (0.50)	295,965.094	9.13	2,702,161
Qualified XII (0.55)	4,420.620	9.11	40,272
Qualified XII (0.60)	4,463.606	9.09	40,574
Qualified XII (0.65)	24,262.883	9.08	220,307
Qualified XII (0.70)	23,761.085	9.06	215,275
Qualified XII (0.75)	103,266.133	9.04	933,526
Qualified XII (0.80)	25,427.258	9.03	229,608
Qualified XII (0.85)	73,161.075	9.01	659,181
Qualified XII (0.90)	4,810.279	8.99	43,244
Qualified XII (0.95)	56,933.893	8.98	511,266
Qualified XII (1.00)	569,770.746	8.96	5,105,146
Qualified XII (1.05)	5,658.408	8.94	50,586
Qualified XII (1.10)	12,894.673	8.93	115,149
Qualified XII (1.15)	20,335.789	8.91	181,192

240

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Qualified XII (1.20)	2,844.725	$ 8.90	$ 25,318
Qualified XII (1.25)	26,068.816	8.88	231,491
Qualified XII (1.30)	728.847	8.86	6,458
Qualified XII (1.35)	1,097.225	8.85	9,710
Qualified XII (1.40)	529.898	8.83	4,679
Qualified XII (1.45)	17.355	8.81	153
Qualified XII (1.50)	38.078	8.80	335
Qualified XV	672.418	8.98	6,038
Qualified XVI	12,793.506	8.80	112,583
Qualified XXI	226,366.467	9.03	2,044,089
Qualified XXV	801.003	9.04	7,241
Qualified XXVI	914.056	8.99	8,217
Qualified XXXVIII	252.205	5.94	1,498
Qualified XLIII	299.579	5.92	1,774
Qualified LIII	565.802	9.19	5,200
Qualified LIV	33,277.705	9.13	303,825
Qualified LVI	981.127	9.24	9,066
Qualified LIX	343.331	9.15	3,141
	2,383,858.151		$ 21,436,880
ING Global Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	508.203	$ 6.70	$ 3,405
Qualified V	210.649	6.70	1,411
Qualified VI	1,311,568.599	6.70	8,787,510
Qualified X (1.15)	26,156.058	6.71	175,507
Qualified X (1.25)	95,555.104	6.71	641,175
Qualified XII (0.00)	1,808.648	6.73	12,172
Qualified XII (0.10)	20.817	6.73	140
Qualified XII (0.25)	355.735	6.72	2,391
Qualified XII (0.30)	76,690.027	6.72	515,357
Qualified XII (0.40)	101,466.670	6.72	681,856
Qualified XII (0.50)	628,608.869	6.72	4,224,252
Qualified XII (0.55)	43,651.195	6.72	293,336
Qualified XII (0.60)	17,016.875	6.72	114,353
Qualified XII (0.65)	10,411.835	6.71	69,863
Qualified XII (0.70)	44,812.584	6.71	300,692
Qualified XII (0.75)	233,095.246	6.71	1,564,069
Qualified XII (0.80)	233,966.435	6.71	1,569,915
Qualified XII (0.85)	213,771.911	6.71	1,434,410
Qualified XII (0.90)	25,364.116	6.71	170,193
Qualified XII (0.95)	135,152.726	6.71	906,875
Qualified XII (1.00)	874,547.876	6.71	5,868,216
Qualified XII (1.05)	25,586.913	6.70	171,432
Qualified XII (1.10)	22,327.631	6.70	149,595
Qualified XII (1.15)	54,036.725	6.70	362,046
Qualified XII (1.20)	5,877.863	6.70	39,382
Qualified XII (1.25)	41,246.472	6.70	276,351

241

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Real Estate Portfolio - Institutional Class
(continued)
Qualified XII (1.35)	169.052	$ 6.70	$ 1,133
Qualified XII (1.40)	6,334.418	6.70	42,441
Qualified XII (1.45)	892.698	6.69	5,972
Qualified XII (1.50)	5.803	6.69	39
Qualified XV	2,071.405	6.71	13,899
Qualified XVI	15,004.620	6.69	100,381
Qualified XVII	1,552.354	6.70	10,401
Qualified XVIII	3,637.967	6.73	24,484
Qualified XXI	5,060.598	6.71	33,957
Qualified XXV	4,208.603	6.72	28,282
Qualified XXVI	3,086.213	6.71	20,708
Qualified XXVII	914,997.197	6.71	6,139,631
Qualified XXVIII	160,935.838	6.71	1,079,879
Qualified XXXII	2,320.462	6.71	15,570
Qualified XXXVIII	2,085.884	6.73	14,038
Qualified XLIII	246.258	6.71	1,652
Qualified LIII	4,296.475	6.72	28,872
Qualified LIV	6,978.881	6.71	46,828
Qualified LVI	3,089.082	6.72	20,759
Qualified LIX	304.301	6.72	2,045
	5,361,093.891		$ 35,966,875
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	3,051.029	$ 8.22	$ 25,079

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	14,453.830	$ 7.84	$ 113,318
Qualified V	41.519	7.82	325
Qualified VI	2,762,519.239	7.84	21,658,151
Qualified VIII	784.042	7.84	6,147
Qualified XII (0.00)	10,361.813	8.06	83,516
Qualified XII (0.05)	75,851.517	8.05	610,605
Qualified XII (0.10)	40.840	8.04	328
Qualified XII (0.25)	8,797.803	8.01	70,470
Qualified XII (0.30)	81,646.674	8.00	653,173
Qualified XII (0.35)	3,380.586	8.00	27,045
Qualified XII (0.40)	174,590.706	7.99	1,394,980
Qualified XII (0.45)	209.677	7.98	1,673
Qualified XII (0.50)	91,789.390	7.97	731,561
Qualified XII (0.55)	68,665.363	7.96	546,576
Qualified XII (0.60)	60,758.615	7.95	483,031
Qualified XII (0.65)	143,706.021	7.94	1,141,026
Qualified XII (0.70)	111,387.829	7.94	884,419
Qualified XII (0.75)	337,276.641	7.93	2,674,604
Qualified XII (0.80)	405,271.293	7.92	3,209,749
Qualified XII (0.85)	305,370.126	7.91	2,415,478

242

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Qualified XII (0.90)		63,283.349	$ 7.90	$ 499,938
Qualified XII (0.95)		438,296.202	7.89	3,458,157
Qualified XII (1.00)		1,063,665.198	7.88	8,381,682
Qualified XII (1.05)		50,497.902	7.88	397,923
Qualified XII (1.10)		75,024.381	7.87	590,442
Qualified XII (1.15)		101,898.017	7.86	800,918
Qualified XII (1.20)		8,373.294	7.85	65,730
Qualified XII (1.25)		101,621.939	7.84	796,716
Qualified XII (1.30)		151.458	7.83	1,186
Qualified XII (1.35)		493.009	7.83	3,860
Qualified XII (1.40)		8,053.793	7.82	62,981
Qualified XII (1.45)		424.699	7.81	3,317
Qualified XII (1.50)		40.437	7.80	315
Qualified XIII		1,055.473	7.89	8,328
Qualified XV		28,931.801	7.89	228,272
Qualified XVI		61,533.018	7.80	479,958
Qualified XVII		3,221.657	7.85	25,290
Qualified XXI		47,843.080	7.92	378,917
Qualified XXV		67,872.643	7.95	539,588
Qualified XXVI		10,594.657	7.93	84,016
Qualified XXVII		1,593,082.463	7.94	12,649,075
Qualified XXVIII		708,273.686	7.93	5,616,610
Qualified XXXVI		18,968.222	7.96	150,987
Qualified XXXVIII		28,762.128	6.01	172,860
Qualified XLIII		8,627.642	6.00	51,766
Qualified LIII		87,653.487	7.99	700,351
Qualified LIV		36,868.528	7.94	292,736
Qualified LVI		37,944.975	8.03	304,698
Qualified LIX		15,020.557	7.97	119,714
		9,324,981.219		$ 73,572,506
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15		188.254	$ 5.35	$ 1,007
ING MAP PLUS NP28		541.332	5.33	2,885
Qualified VI		105,496.677	5.33	562,297
Qualified XII (0.00)		109.474	5.86	642
Qualified XII (0.40)		2,331.586	5.82	13,570
Qualified XII (0.50)		1,051,207.153	5.81	6,107,514
Qualified XII (0.55)		825.041	5.80	4,785
Qualified XII (0.70)		2,485.575	5.79	14,391
Qualified XII (0.75)		21,333.495	5.78	123,308
Qualified XII (0.80)		11,213.343	5.78	64,813
Qualified XII (0.85)		44,030.274	5.77	254,055
Qualified XII (0.90)		3,562.255	5.77	20,554
Qualified XII (0.95)		3,893.642	5.76	22,427
Qualified XII (1.00)		20,973.604	5.76	120,808
Qualified XII (1.05)		1,638.254	5.75	9,420

	243

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Qualified XII (1.10)	760.389	$ 5.74	$ 4,365
Qualified XII (1.15)	2,743.124	5.74	15,746
Qualified XII (1.20)	217.625	5.73	1,247
Qualified XII (1.25)	506.426	5.73	2,902
Qualified XII (1.40)	6.658	5.71	38
Qualified XVI	7,584.137	5.32	40,348
Qualified XXI	930.093	5.35	4,976
Qualified XXV	26.428	5.35	141
Qualified LIII	914.845	5.36	4,904
Qualified LIV	1,454.664	5.35	7,782
	1,284,974.348		$ 7,404,925
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	17,549.110	$ 9.76	$ 171,279

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	981,393.626	$ 10.20	$ 10,010,215
Qualified XXVIII	826,361.552	10.21	8,437,151
	1,807,755.178		$ 18,447,366
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	689.451	$ 11.83	$ 8,156
ING MAP PLUS NP1	37,987.613	7.77	295,164
ING MAP PLUS NP9	8,204.000	7.69	63,089
ING MAP PLUS NP12	3,608.321	7.66	27,640
ING MAP PLUS NP13	2,099.447	7.65	16,061
ING MAP PLUS NP14	1,543.842	7.64	11,795
ING MAP PLUS NP15	8,095.260	7.63	61,767
ING MAP PLUS NP16	2,144.609	7.62	16,342
ING MAP PLUS NP19	440.835	7.59	3,346
ING MAP PLUS NP23	3,759.217	7.55	28,382
ING MAP PLUS NP24	617.988	7.54	4,660
ING MAP PLUS NP25	1,171.384	7.53	8,821
ING MAP PLUS NP26	10,002.184	7.52	75,216
ING MAP PLUS NP28	144.721	7.50	1,085
Qualified VI	607,353.010	11.83	7,184,986
Qualified VIII	28.597	11.83	338
Qualified XII (0.00)	233.973	12.39	2,899
Qualified XII (0.10)	23.830	12.34	294
Qualified XII (0.25)	74.775	12.28	918
Qualified XII (0.30)	5,400.768	12.25	66,159
Qualified XII (0.40)	13,533.098	12.21	165,239
Qualified XII (0.50)	14,500.251	12.16	176,323
Qualified XII (0.55)	7,316.192	12.14	88,819
Qualified XII (0.60)	6,116.139	12.12	74,128
Qualified XII (0.65)	29,378.737	12.10	355,483
244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (0.70)	12,658.686	$ 12.07	$ 152,790
Qualified XII (0.75)	31,688.152	12.05	381,842
Qualified XII (0.80)	34,094.733	12.03	410,160
Qualified XII (0.85)	59,973.467	12.01	720,281
Qualified XII (0.90)	14,870.178	11.99	178,293
Qualified XII (0.95)	74,366.063	11.96	889,418
Qualified XII (1.00)	206,597.399	11.94	2,466,773
Qualified XII (1.05)	9,666.185	11.92	115,221
Qualified XII (1.10)	13,653.069	11.90	162,472
Qualified XII (1.15)	23,371.010	11.88	277,648
Qualified XII (1.20)	1,268.291	11.85	15,029
Qualified XII (1.25)	32,316.427	11.83	382,303
Qualified XII (1.30)	351.697	11.81	4,154
Qualified XII (1.40)	1,206.026	11.77	14,195
Qualified XII (1.45)	404.610	11.74	4,750
Qualified XII (1.50)	171.154	11.72	2,006
Qualified XIII	511.628	11.96	6,119
Qualified XV	4,534.914	11.96	54,238
Qualified XVI	11,172.482	11.72	130,941
Qualified XVII	830.107	11.83	9,820
Qualified XXV	5,651.805	12.05	68,104
Qualified XXVI	3,237.029	11.99	38,812
Qualified XXXVIII	13,398.391	4.91	65,786
Qualified XLIII	2,215.391	4.89	10,833
Qualified LIII	15,348.900	12.25	188,024
Qualified LIV	7,415.581	12.17	90,248
Qualified LVI	10,146.173	12.31	124,899
Qualified LIX	1,879.877	12.19	22,916
	1,357,467.667		$ 15,725,185
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,126.380	$ 8.74	$ 9,845
Qualified VI	66,719.857	8.74	583,132
Qualified XII (0.00)	255.926	9.15	2,342
Qualified XII (0.30)	1,074.856	9.05	9,727
Qualified XII (0.35)	2,373.838	9.03	21,436
Qualified XII (0.40)	1,587.467	9.02	14,319
Qualified XII (0.50)	65,526.143	8.98	588,425
Qualified XII (0.55)	582.911	8.97	5,229
Qualified XII (0.60)	2,793.328	8.95	25,000
Qualified XII (0.65)	2,584.392	8.93	23,079
Qualified XII (0.70)	1,369.290	8.92	12,214
Qualified XII (0.75)	8,399.624	8.90	74,757
Qualified XII (0.80)	7,369.876	8.88	65,445
Qualified XII (0.85)	10,255.440	8.87	90,966
Qualified XII (0.90)	1,330.931	8.85	11,779
Qualified XII (0.95)	13,019.770	8.83	114,965

245

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class (continued)
Qualified XII (1.00)	33,115.474	$ 8.82	$ 292,078
Qualified XII (1.05)	1,142.264	8.80	10,052
Qualified XII (1.10)	2,626.924	8.79	23,091
Qualified XII (1.15)	1,673.767	8.77	14,679
Qualified XII (1.20)	838.533	8.75	7,337
Qualified XII (1.25)	5,552.860	8.74	48,532
Qualified XII (1.30)	454.474	8.72	3,963
Qualified XII (1.40)	1,399.524	8.69	12,162
Qualified XII (1.45)	7.349	8.67	64
Qualified XVI	2,871.746	8.66	24,869
Qualified XXV	194.930	8.90	1,735
Qualified XXXVIII	1,174.508	6.57	7,717
Qualified LIII	1,006.484	9.05	9,109
Qualified LIV	1,383.660	8.99	12,439
Qualified LVI	960.465	9.09	8,731
	240,772.991		$ 2,129,218
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified X (1.15)	831.134	$ 6.64	$ 5,519
Qualified X (1.25)	3,330.814	6.62	22,050
	4,161.948		$ 27,569
ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP23	5,359.263	$ 6.59	$ 35,318
Qualified VI	69,500.199	6.57	456,616
Qualified XII (0.00)	645.103	6.79	4,380
Qualified XII (0.40)	1,409.165	6.72	9,470
Qualified XII (0.50)	36,466.582	6.70	244,326
Qualified XII (0.55)	550.625	6.69	3,684
Qualified XII (0.60)	403.304	6.68	2,694
Qualified XII (0.65)	37.006	6.68	247
Qualified XII (0.70)	486.430	6.67	3,244
Qualified XII (0.75)	3,841.137	6.66	25,582
Qualified XII (0.80)	3,597.520	6.65	23,924
Qualified XII (0.85)	5,209.697	6.64	34,592
Qualified XII (0.90)	980.066	6.63	6,498
Qualified XII (0.95)	6,787.224	6.62	44,931
Qualified XII (1.00)	19,719.070	6.61	130,343
Qualified XII (1.05)	1,772.192	6.60	11,696
Qualified XII (1.10)	1,510.509	6.60	9,969
Qualified XII (1.15)	2,792.360	6.59	18,402
Qualified XII (1.20)	131.460	6.58	865
Qualified XII (1.25)	2,676.403	6.57	17,584
Qualified XII (1.35)	134.679	6.55	882
Qualified XII (1.40)	208.255	6.54	1,362
Qualified XII (1.45)	37.285	6.53	243
Qualified XV	32.798	6.62	217

246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio - Service
Class (continued)
Qualified XVI	2,307.161	$ 6.52	$ 15,043
Qualified XXV	362.000	6.66	2,411
Qualified XXXVIII	850.818	5.78	4,918
Qualified XLIII	497.708	5.76	2,867
Qualified LIII	237.288	6.73	1,597
Qualified LIV	720.344	6.68	4,812
Qualified LVI	1,076.207	6.76	7,275
	170,339.858		$ 1,125,992
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,675.754	$ 11.39	$ 76,037
Qualified VI	1,170,853.378	10.87	12,727,176
Qualified X (1.15)	42,846.302	11.34	485,877
Qualified X (1.25)	91,946.153	11.29	1,038,072
Qualified XII (0.00)	562.436	11.53	6,485
Qualified XII (0.10)	149.547	11.47	1,715
Qualified XII (0.25)	30.083	11.39	343
Qualified XII (0.30)	8,137.011	11.36	92,436
Qualified XII (0.35)	53.112	11.34	602
Qualified XII (0.40)	59,974.056	11.31	678,307
Qualified XII (0.50)	342,688.437	11.26	3,858,672
Qualified XII (0.55)	22,344.998	11.23	250,934
Qualified XII (0.60)	15,110.166	11.21	169,385
Qualified XII (0.65)	29,906.595	11.18	334,356
Qualified XII (0.70)	25,169.028	11.15	280,635
Qualified XII (0.75)	138,663.085	11.13	1,543,320
Qualified XII (0.80)	47,392.982	11.10	526,062
Qualified XII (0.85)	98,359.405	11.08	1,089,822
Qualified XII (0.90)	13,865.657	11.05	153,216
Qualified XII (0.95)	103,800.666	11.02	1,143,883
Qualified XII (1.00)	599,153.440	11.00	6,590,688
Qualified XII (1.05)	8,259.247	10.97	90,604
Qualified XII (1.10)	19,218.018	10.95	210,437
Qualified XII (1.15)	32,705.911	10.92	357,149
Qualified XII (1.20)	3,515.889	10.90	38,323
Qualified XII (1.25)	54,619.230	10.87	593,711
Qualified XII (1.30)	21.630	10.85	235
Qualified XII (1.35)	93.124	10.82	1,008
Qualified XII (1.40)	2,537.047	10.80	27,400
Qualified XII (1.45)	4,346.036	10.77	46,807
Qualified XII (1.50)	29.779	10.75	320
Qualified XV	1,727.986	11.02	19,042
Qualified XVI	16,806.481	10.75	180,670
Qualified XVII	5,451.251	10.96	59,746
Qualified XVIII	9,915.378	11.41	113,134
Qualified XXV	5,155.169	11.14	57,429
Qualified XXVI	150.378	11.08	1,666

247

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign Portfolio - Service Class
(continued)
Qualified XXXII	1,983.841	$ 11.29	$ 22,398
Qualified XXXVIII	5,579.057	5.60	31,243
Qualified XLIII	1,010.710	5.58	5,640
Qualified LIII	2,453.830	9.96	24,440
Qualified LIV	31,366.166	9.89	310,211
Qualified LVI	9,724.179	10.00	97,242
Qualified LIX	135.442	11.35	1,537
	3,034,488.070		$ 33,338,415
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,711.840	$ 5.01	$ 8,576
ING MAP PLUS NP17	3,153.142	5.00	15,766
ING MAP PLUS NP18	601.533	4.99	3,002
ING MAP PLUS NP23	2,159.289	4.94	10,667
ING MAP PLUS NP24	308.229	4.93	1,520
ING MAP PLUS NP28	2,096.853	4.90	10,275
ING MAP PLUS NP29	40.186	4.89	197
Qualified VI	142,427.892	4.93	702,170
Qualified XII (0.00)	4,781.012	5.16	24,670
Qualified XII (0.30)	1,250.773	5.11	6,391
Qualified XII (0.40)	9,727.493	5.09	49,513
Qualified XII (0.50)	6,327.540	5.07	32,081
Qualified XII (0.55)	2,882.968	5.06	14,588
Qualified XII (0.60)	4,130.402	5.05	20,859
Qualified XII (0.65)	145.978	5.04	736
Qualified XII (0.70)	4,780.968	5.03	24,048
Qualified XII (0.75)	14,089.699	5.02	70,730
Qualified XII (0.80)	1,124.066	5.01	5,632
Qualified XII (0.85)	13,460.242	5.00	67,301
Qualified XII (0.90)	4,677.144	5.00	23,386
Qualified XII (0.95)	21,538.389	4.99	107,477
Qualified XII (1.00)	25,051.347	4.98	124,756
Qualified XII (1.05)	915.537	4.97	4,550
Qualified XII (1.10)	1,417.258	4.96	7,030
Qualified XII (1.15)	4,591.659	4.95	22,729
Qualified XII (1.20)	3,549.945	4.94	17,537
Qualified XII (1.25)	5,800.136	4.93	28,595
Qualified XII (1.30)	90.963	4.92	448
Qualified XII (1.40)	643.310	4.90	3,152
Qualified XII (1.45)	121.233	4.90	594
Qualified XVI	1,812.609	4.89	8,864
Qualified XXV	318.070	5.02	1,597
Qualified XXVI	203.330	5.00	1,017
Qualified XXXVIII	943.498	4.12	3,887
Qualified LIII	505.386	5.11	2,583
Qualified LIV	404.398	5.07	2,050
Qualified LVI	3,656.971	5.13	18,760
	291,441.288		$ 1,447,734

248

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class
Currently payable annuity contracts:	134,137.149	$6.85 to $7.04	$ 942,801
Contracts in accumulation period:
ING Custom Choice 62	2,345.082	6.99	16,392
ING MAP PLUS NP8	873.186	7.14	6,235
ING MAP PLUS NP9	5,614.405	7.13	40,031
ING MAP PLUS NP11	26,411.097	7.11	187,783
ING MAP PLUS NP12	131.754	7.10	935
ING MAP PLUS NP14	65.826	7.08	466
ING MAP PLUS NP15	1,157.214	7.07	8,182
ING MAP PLUS NP17	7,163.613	7.05	50,503
ING MAP PLUS NP18	58,225.328	7.04	409,906
ING MAP PLUS NP20	5,456.437	7.02	38,304
ING MAP PLUS NP21	7,426.860	7.01	52,062
ING MAP PLUS NP22	4,892.874	7.00	34,250
ING MAP PLUS NP23	14,272.310	6.99	99,763
ING MAP PLUS NP25	502.602	6.98	3,508
ING MAP PLUS NP27	490.648	6.96	3,415
ING MAP PLUS NP28	95.928	6.95	667
ING MAP PLUS NP30	2,716.531	6.93	18,826
ING MAP PLUS NP32	243.961	6.91	1,686
ING MAP PLUS NP35	2,841.603	6.88	19,550
Qualified V	2,410.767	6.96	16,779
Qualified VI	2,960,798.577	6.99	20,695,982
Qualified VIII	2,270.640	6.98	15,849
Qualified X (1.15)	125,481.696	7.00	878,372
Qualified X (1.25)	474,937.469	6.99	3,319,813
Qualified XII (0.00)	10,634.165	7.22	76,779
Qualified XII (0.20)	54.675	7.19	393
Qualified XII (0.25)	10,697.269	7.18	76,806
Qualified XII (0.30)	731,179.399	7.17	5,242,556
Qualified XII (0.40)	55,548.295	7.15	397,170
Qualified XII (0.50)	176,093.247	7.13	1,255,545
Qualified XII (0.55)	119,096.541	7.12	847,967
Qualified XII (0.60)	178,167.709	7.11	1,266,772
Qualified XII (0.65)	592,199.599	7.10	4,204,617
Qualified XII (0.70)	142,735.808	7.09	1,011,997
Qualified XII (0.75)	640,099.953	7.08	4,531,908
Qualified XII (0.80)	182,999.354	7.07	1,293,805
Qualified XII (0.85)	490,972.395	7.06	3,466,265
Qualified XII (0.90)	30,342.501	7.05	213,915
Qualified XII (0.95)	603,799.697	7.04	4,250,750
Qualified XII (1.00)	1,647,462.771	7.03	11,581,663
Qualified XII (1.05)	64,914.724	7.02	455,701
Qualified XII (1.10)	56,368.632	7.01	395,144
Qualified XII (1.15)	84,464.339	7.00	591,250
Qualified XII (1.20)	30,780.614	7.00	215,464
Qualified XII (1.25)	223,697.748	6.99	1,563,647

249

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class (continued)
Qualified XII (1.30)	2,543.294	$ 6.98	$ 17,752
Qualified XII (1.35)	1,369.471	6.97	9,545
Qualified XII (1.40)	21,794.787	6.96	151,692
Qualified XII (1.45)	8,189.009	6.95	56,914
Qualified XII (1.50)	12,195.009	6.94	84,633
Qualified XIII	857.565	7.04	6,037
Qualified XV	27,825.705	7.04	195,893
Qualified XVI	104,892.108	6.94	727,951
Qualified XVII	418.212	6.99	2,923
Qualified XVIII	12,198.256	7.03	85,754
Qualified XXV	68,909.826	7.08	487,882
Qualified XXVI	4,070.308	7.05	28,696
Qualified XXXII	2,481.295	6.99	17,344
Qualified XXXVIII	20,417.297	6.19	126,383
Qualified XLIII	3,566.494	6.17	22,005
Qualified LIII	22,201.800	7.15	158,743
Qualified LIV	101,749.734	7.11	723,441
Qualified LVI	56,094.524	7.19	403,320
Qualified LIX	7,208.029	7.13	51,393
	10,392,255.715		$ 73,160,475
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP12	21,129.313	$ 7.06	$ 149,173
ING MAP PLUS NP15	1,955.277	7.03	13,746
ING MAP PLUS NP16	48,740.887	7.02	342,161
ING MAP PLUS NP26	66.603	6.93	462
	71,892.080		$ 505,542
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	112.945	$ 6.56	$ 741
Qualified VI	151,929.963	6.56	996,661
Qualified X (1.15)	5,821.167	6.57	38,245
Qualified X (1.25)	33,497.720	6.56	219,745
Qualified XII (0.00)	2,031.474	6.62	13,448
Qualified XII (0.30)	3,318.903	6.61	21,938
Qualified XII (0.40)	8,683.961	6.60	57,314
Qualified XII (0.50)	95,443.362	6.60	629,926
Qualified XII (0.55)	6,014.232	6.60	39,694
Qualified XII (0.60)	4,452.514	6.59	29,342
Qualified XII (0.65)	1,169.501	6.59	7,707
Qualified XII (0.70)	3,312.039	6.59	21,826
Qualified XII (0.75)	20,524.634	6.59	135,257
Qualified XII (0.80)	11,712.887	6.45	75,548
Qualified XII (0.85)	20,381.383	6.58	134,110
Qualified XII (0.90)	1,616.324	6.58	10,635
Qualified XII (0.95)	57,857.884	6.58	380,705
Qualified XII (1.00)	82,531.233	6.58	543,056

250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
(continued)
Qualified XII (1.05)	1,310.374	$ 6.57	$ 8,609
Qualified XII (1.10)	2,788.776	6.57	18,322
Qualified XII (1.15)	8,080.586	6.57	53,089
Qualified XII (1.20)	3,657.662	6.57	24,031
Qualified XII (1.25)	24,173.127	6.56	158,576
Qualified XII (1.30)	7.700	6.56	51
Qualified XII (1.40)	887.012	6.56	5,819
Qualified XII (1.45)	1,124.895	6.55	7,368
Qualified XV	4,153.769	6.58	27,332
Qualified XVI	1,517.815	6.55	9,942
Qualified XVIII	2,798.607	6.56	18,359
Qualified XXVI	660.394	6.58	4,345
Qualified XXVII	222,270.344	6.45	1,433,644
Qualified XXXII	333.534	6.56	2,188
Qualified XXXVIII	1,451.131	6.62	9,606
Qualified XLIII	19.761	6.60	130
Qualified LIII	5,385.800	6.60	35,546
Qualified LIV	950.974	6.58	6,257
Qualified LVI	3,947.115	6.61	26,090
Qualified LIX	1,340.095	6.60	8,845
	797,271.597		$ 5,214,047
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	3,989.485	$ 8.08	$ 32,235
ING MAP PLUS NP9	16,587.161	8.06	133,693
ING MAP PLUS NP10	22.839	8.05	184
ING MAP PLUS NP11	795.651	8.03	6,389
ING MAP PLUS NP12	2,971.524	8.02	23,832
ING MAP PLUS NP17	10,138.441	7.94	80,499
ING MAP PLUS NP19	924.252	7.91	7,311
ING MAP PLUS NP21	160.336	7.89	1,265
ING MAP PLUS NP23	511.340	7.86	4,019
Qualified XII (0.60)	406.442	8.03	3,264
Qualified XII (0.75)	64.290	7.99	514
Qualified XXXV	1,984.637	6.59	13,079
	38,556.398		$ 306,284
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	11,444.026	$ 5.68	$ 65,002

251

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	227.058	$ 9.04	$ 2,053
ING MAP PLUS NP9	193.154	9.29	1,794
ING MAP PLUS NP11	1,811.337	9.26	16,773
ING MAP PLUS NP12	777.024	9.24	7,180
ING MAP PLUS NP17	5,260.844	9.16	48,189
ING MAP PLUS NP18	172.094	9.14	1,573
ING MAP PLUS NP25	833.618	9.02	7,519
Qualified VI	259,285.129	9.04	2,343,938
Qualified XII (0.00)	1,281.763	9.46	12,125
Qualified XII (0.10)	5.562	9.43	52
Qualified XII (0.30)	2,966.573	9.36	27,767
Qualified XII (0.40)	9,400.954	9.33	87,711
Qualified XII (0.50)	62,279.961	9.29	578,581
Qualified XII (0.55)	4,314.853	9.28	40,042
Qualified XII (0.60)	3,796.428	9.26	35,155
Qualified XII (0.65)	12,132.009	9.24	112,100
Qualified XII (0.70)	7,282.153	9.22	67,141
Qualified XII (0.75)	19,952.339	9.21	183,761
Qualified XII (0.80)	46,644.292	9.19	428,661
Qualified XII (0.85)	42,128.795	9.17	386,321
Qualified XII (0.90)	4,853.836	9.16	44,461
Qualified XII (0.95)	31,613.533	9.14	288,948
Qualified XII (1.00)	118,675.209	9.12	1,082,318
Qualified XII (1.05)	4,565.630	9.11	41,593
Qualified XII (1.10)	11,952.017	9.09	108,644
Qualified XII (1.15)	7,371.480	9.07	66,859
Qualified XII (1.20)	6,403.462	9.06	58,015
Qualified XII (1.25)	9,614.760	9.04	86,917
Qualified XII (1.40)	849.378	8.99	7,636
Qualified XII (1.45)	13.194	8.97	118
Qualified XV	1,160.159	9.14	10,604
Qualified XVI	4,651.185	8.96	41,675
Qualified XXI	6,715.798	9.19	61,718
Qualified XXV	236.844	9.21	2,181
Qualified XXVI	250.592	9.16	2,295
Qualified XXXVIII	5,294.303	4.95	26,207
Qualified XLIII	717.410	4.93	3,537
Qualified LIII	2,770.244	9.36	25,929
Qualified LIV	4,903.776	9.30	45,605
Qualified LVI	1,460.602	9.40	13,730
Qualified LIX	39.108	9.31	364
	704,858.460		$ 6,407,790

252

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	55,306.165	$ 8.99	$ 497,202

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,186,933.641	$ 8.57	$ 27,312,021
Qualified XXVIII	2,837,022.334	8.58	24,341,652
	6,023,955.975		$ 51,653,673
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	2,045.745	$ 9.87	$ 20,192
ING MAP PLUS NP1	104.153	10.11	1,053
ING MAP PLUS NP9	42,128.114	9.91	417,490
ING MAP PLUS NP11	223.762	9.86	2,206
ING MAP PLUS NP12	37,197.569	9.84	366,024
ING MAP PLUS NP14	2,448.198	9.79	23,968
ING MAP PLUS NP17	461.729	9.72	4,488
ING MAP PLUS NP20	20,831.365	9.65	201,023
ING MAP PLUS NP22	30.972	9.60	297
ING MAP PLUS NP24	27.394	9.55	262
ING MAP PLUS NP25	60.339	9.53	575
ING MAP PLUS NP30	2,357.782	9.42	22,210
Qualified V	74.201	10.86	806
Qualified VI	845,711.799	11.42	9,658,029
Qualified X (1.15)	11,644.996	9.76	113,655
Qualified X (1.25)	56,958.358	9.72	553,635
Qualified XII (0.00)	1,856.387	12.47	23,149
Qualified XII (0.25)	8,302.763	12.30	102,124
Qualified XII (0.30)	3,661.372	12.27	44,925
Qualified XII (0.40)	20,095.794	12.20	245,169
Qualified XII (0.50)	32,506.394	12.12	393,977
Qualified XII (0.55)	3,329.869	12.10	40,291
Qualified XII (0.60)	5,213.723	12.07	62,930
Qualified XII (0.65)	6,642.418	12.03	79,908
Qualified XII (0.70)	17,715.489	12.00	212,586
Qualified XII (0.75)	47,571.438	11.97	569,430
Qualified XII (0.80)	73,523.594	11.91	875,666
Qualified XII (0.85)	98,517.862	11.87	1,169,407
Qualified XII (0.90)	12,637.384	11.85	149,753
Qualified XII (0.95)	107,236.745	11.80	1,265,394
Qualified XII (1.00)	243,050.428	11.77	2,860,704
Qualified XII (1.05)	17,226.820	11.74	202,243
Qualified XII (1.10)	53,152.680	11.70	621,886
Qualified XII (1.15)	28,139.219	11.67	328,385
Qualified XII (1.20)	17,724.368	11.64	206,312
Qualified XII (1.25)	85,308.882	11.61	990,436
Qualified XII (1.30)	1,273.579	11.58	14,748

253

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Qualified XII (1.35)		427.601	$ 11.54	$ 4,935
Qualified XII (1.40)		5,991.448	11.51	68,962
Qualified XII (1.45)		1,904.713	11.48	21,866
Qualified XII (1.50)		597.016	11.45	6,836
Qualified XV		393.498	11.15	4,388
Qualified XVI		19,831.384	11.26	223,301
Qualified XVII		4,674.721	10.96	51,235
Qualified XXV		208.043	11.28	2,347
Qualified XXVI		409.420	11.18	4,577
Qualified XXXII		1,165.191	9.72	11,326
Qualified XXXVIII		3,589.203	7.63	27,386
Qualified XLIII		470.168	7.60	3,573
Qualified LIII		3,125.684	9.36	29,256
Qualified LIV		3,231.920	9.30	30,057
Qualified LVI		1,543.969	9.40	14,513
		1,954,557.663		$ 22,349,894
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62		1,626.432	$ 11.41	$ 18,558
Qualified V		287.836	11.34	3,264
Qualified VI		845,406.557	11.41	9,646,089
Qualified XII (0.00)		2,653.802	11.94	31,686
Qualified XII (0.10)		10.537	11.90	125
Qualified XII (0.25)		978.730	11.83	11,578
Qualified XII (0.30)		9,758.157	11.81	115,244
Qualified XII (0.40)		23,010.328	11.77	270,832
Qualified XII (0.50)		236,809.272	11.72	2,775,405
Qualified XII (0.55)		5,849.399	11.70	68,438
Qualified XII (0.60)		11,870.246	11.68	138,644
Qualified XII (0.65)		12,348.310	11.66	143,981
Qualified XII (0.70)		18,545.119	11.64	215,865
Qualified XII (0.75)		101,395.886	11.62	1,178,220
Qualified XII (0.80)		61,285.720	11.60	710,914
Qualified XII (0.85)		77,071.799	11.57	891,721
Qualified XII (0.90)		15,207.950	11.55	175,652
Qualified XII (0.95)		110,758.320	11.53	1,277,043
Qualified XII (1.00)		408,124.597	11.51	4,697,514
Qualified XII (1.05)		8,717.668	11.49	100,166
Qualified XII (1.10)		12,391.671	11.47	142,132
Qualified XII (1.15)		32,852.003	11.45	376,155
Qualified XII (1.20)		3,595.236	11.43	41,094
Qualified XII (1.25)		42,078.840	11.41	480,120
Qualified XII (1.30)		2,295.609	11.38	26,124
Qualified XII (1.35)		89.516	11.36	1,017
Qualified XII (1.40)		3,048.982	11.34	34,575
Qualified XII (1.45)		315.849	11.32	3,575
Qualified XII (1.50)		5.570	11.30	63

	254

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Qualified XIII	874.710	$ 11.53	$ 10,085
Qualified XV	4,027.191	11.53	46,434
Qualified XVI	18,959.533	11.30	214,243
Qualified XVII	1,270.394	11.41	14,495
Qualified XXI	21,966.407	11.60	254,810
Qualified XXV	9,651.905	11.62	112,155
Qualified XXVI	676.928	11.55	7,819
Qualified XXXVIII	8,933.139	6.31	56,368
Qualified XLIII	5,841.116	6.29	36,741
Qualified LIII	22,406.156	11.81	264,617
Qualified LIV	5,660.413	11.73	66,397
Qualified LVI	5,206.575	11.86	61,750
Qualified LIX	4,577.847	11.75	53,790
	2,158,442.255		$ 24,775,498
ING Oppenheimer Main Street Portfolio® - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP9	467.581	$ 6.85	$ 3,203
ING MAP PLUS NP10	866.288	6.84	5,925
ING MAP PLUS NP11	6,503.171	6.83	44,417
ING MAP PLUS NP12	5,230.025	6.82	35,669
ING MAP PLUS NP14	3,652.690	6.80	24,838
ING MAP PLUS NP15	12,530.091	6.79	85,079
ING MAP PLUS NP17	1,349.247	6.77	9,134
ING MAP PLUS NP22	1,200.165	6.73	8,077
ING MAP PLUS NP24	860.343	6.71	5,773
ING MAP PLUS NP25	282.966	6.70	1,896
ING MAP PLUS NP26	887.250	6.69	5,936
ING MAP PLUS NP29	876.182	6.66	5,835
ING MAP PLUS NP32	244.869	6.64	1,626
Qualified VI	68,250.925	7.77	530,310
Qualified XII (0.00)	88.267	8.14	718
Qualified XII (0.25)	297.422	8.06	2,397
Qualified XII (0.30)	185.979	8.05	1,497
Qualified XII (0.40)	4,379.213	8.02	35,121
Qualified XII (0.50)	4,472.607	7.99	35,736
Qualified XII (0.55)	1,251.780	7.97	9,977
Qualified XII (0.60)	3,530.503	7.96	28,103
Qualified XII (0.65)	1,395.365	7.94	11,079
Qualified XII (0.70)	770.216	7.93	6,108
Qualified XII (0.75)	3,602.360	7.91	28,495
Qualified XII (0.80)	2,123.013	7.90	16,772
Qualified XII (0.85)	5,724.904	7.88	45,112
Qualified XII (0.90)	728.436	7.87	5,733
Qualified XII (0.95)	8,157.258	7.86	64,116
Qualified XII (1.00)	22,581.449	7.84	177,039
Qualified XII (1.05)	1,898.061	7.83	14,862
Qualified XII (1.10)	1,266.146	7.81	9,889

255

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service
Class (continued)
Qualified XII (1.15)	509.728	$ 7.80	$ 3,976
Qualified XII (1.20)	1,581.193	7.78	12,302
Qualified XII (1.25)	2,492.295	7.77	19,365
Qualified XII (1.30)	157.129	7.75	1,218
Qualified XII (1.35)	13.682	7.74	106
Qualified XII (1.40)	560.091	7.73	4,330
Qualified XII (1.45)	108.014	7.71	833
Qualified XV	1,567.184	7.86	12,318
Qualified XVI	1,616.014	7.70	12,443
Qualified XXV	44.574	7.91	353
Qualified XXVI	20.150	7.87	159
Qualified LIII	1,726.955	8.04	13,885
Qualified LIV	20.060	7.99	160
Qualified LVI	15.073	8.08	122
	176,086.914		$ 1,342,042
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	59,567.654	$ 8.30	$ 494,412
Qualified XXVIII	13,797.171	8.31	114,654
	73,364.825		$ 609,066
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,461.267	$ 8.77	$ 12,815
ING MAP PLUS NP9	1,135.378	8.39	9,526
ING MAP PLUS NP12	4,405.654	8.35	36,787
ING MAP PLUS NP13	1,715.219	8.34	14,305
ING MAP PLUS NP14	2,801.695	8.33	23,338
ING MAP PLUS NP15	7,270.379	8.32	60,490
ING MAP PLUS NP23	18.086	8.23	149
ING MAP PLUS NP25	171.116	8.21	1,405
Qualified VI	176,821.513	8.77	1,550,725
Qualified XII (0.00)	696.170	9.18	6,391
Qualified XII (0.30)	3,073.030	9.08	27,903
Qualified XII (0.40)	10,277.624	9.04	92,910
Qualified XII (0.50)	87,760.873	9.01	790,725
Qualified XII (0.55)	411.608	8.99	3,700
Qualified XII (0.60)	4,155.314	8.98	37,315
Qualified XII (0.65)	3,810.324	8.96	34,141
Qualified XII (0.70)	19,366.112	8.95	173,327
Qualified XII (0.75)	8,146.989	8.93	72,753
Qualified XII (0.80)	9,270.875	8.91	82,604
Qualified XII (0.85)	29,565.366	8.90	263,132
Qualified XII (0.90)	4,417.150	8.88	39,224
Qualified XII (0.95)	16,989.735	8.86	150,529
Qualified XII (1.00)	50,113.612	8.85	443,505
Qualified XII (1.05)	5,396.698	8.83	47,653
Qualified XII (1.10)	1,596.877	8.81	14,068

256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Qualified XII (1.15)	2,705.302	$ 8.80	$ 23,807
Qualified XII (1.20)	2,612.090	8.78	22,934
Qualified XII (1.25)	11,335.789	8.77	99,415
Qualified XII (1.30)	48.621	8.75	425
Qualified XII (1.40)	1,585.405	8.72	13,825
Qualified XII (1.45)	753.716	8.70	6,557
Qualified XIII	102.049	8.86	904
Qualified XV	1,484.727	8.86	13,155
Qualified XVI	8,093.319	8.69	70,331
Qualified XXI	9,180.499	8.91	81,798
Qualified XXV	1,159.279	8.93	10,352
Qualified XXXVIII	5,710.342	7.69	43,913
Qualified XLIII	699.046	7.67	5,362
Qualified LIII	3,826.433	9.08	34,744
Qualified LIV	2,164.671	9.02	19,525
Qualified LVI	2,546.770	9.12	23,227
Qualified LIX	288.732	9.03	2,607
	505,145.454		$ 4,462,301
ING Pioneer Equity Income Portfolio - Institutional
Class
Currently payable annuity contracts:	321,813.591	$6.20 to $6.35	$ 2,036,638
Contracts in accumulation period:
ING Custom Choice 62	9,978.809	6.29	62,767
ING MAP PLUS NP1	118,829.164	6.48	770,013
ING MAP PLUS NP6	26,292.149	6.44	169,321
ING MAP PLUS NP8	83,273.864	6.42	534,618
ING MAP PLUS NP9	16,470.023	6.41	105,573
ING MAP PLUS NP10	920.584	6.40	5,892
ING MAP PLUS NP11	4,331.003	6.40	27,718
ING MAP PLUS NP13	7,453.020	6.38	47,550
ING MAP PLUS NP14	11,475.094	6.37	73,096
ING MAP PLUS NP15	10,918.984	6.36	69,445
ING MAP PLUS NP17	417.965	6.34	2,650
ING MAP PLUS NP19	22,975.423	6.33	145,434
ING MAP PLUS NP21	260.388	6.31	1,643
ING MAP PLUS NP22	523.986	6.30	3,301
ING MAP PLUS NP23	5,339.908	6.29	33,588
ING MAP PLUS NP24	4,581.936	6.29	28,820
ING MAP PLUS NP25	8,456.295	6.28	53,106
ING MAP PLUS NP26	8,488.598	6.27	53,224
ING MAP PLUS NP32	90.259	6.22	561
Qualified VI	3,716,467.126	6.29	23,376,578
Qualified VIII	4,886.750	6.29	30,738
Qualified X (1.15)	123,192.588	6.31	777,345
Qualified X (1.25)	208,364.798	6.29	1,310,615
Qualified XII (0.00)	5,502.675	6.50	35,767
Qualified XII (0.10)	141.106	6.49	916
Qualified XII (0.20)	522.090	6.47	3,378

257

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class (continued)
Qualified XII (0.25)	6,475.241	$ 6.46	$ 41,830
Qualified XII (0.30)	605,801.859	6.45	3,907,422
Qualified XII (0.35)	1,937.171	6.44	12,475
Qualified XII (0.40)	220,247.589	6.43	1,416,192
Qualified XII (0.50)	1,238,564.699	6.42	7,951,585
Qualified XII (0.55)	181,409.320	6.41	1,162,834
Qualified XII (0.60)	78,541.275	6.40	502,664
Qualified XII (0.65)	95,174.867	6.39	608,167
Qualified XII (0.70)	169,127.828	6.38	1,079,036
Qualified XII (0.75)	864,613.479	6.37	5,507,588
Qualified XII (0.80)	862,180.854	6.36	5,483,470
Qualified XII (0.85)	626,384.788	6.36	3,983,807
Qualified XII (0.90)	100,143.643	6.35	635,912
Qualified XII (0.95)	640,956.811	6.34	4,063,666
Qualified XII (1.00)	2,802,649.491	6.33	17,740,771
Qualified XII (1.05)	84,222.290	6.32	532,285
Qualified XII (1.10)	117,145.398	6.31	739,187
Qualified XII (1.15)	206,884.865	6.31	1,305,444
Qualified XII (1.20)	12,131.165	6.30	76,426
Qualified XII (1.25)	156,353.073	6.29	983,461
Qualified XII (1.30)	7,697.288	6.28	48,339
Qualified XII (1.35)	311.622	6.27	1,954
Qualified XII (1.40)	15,530.973	6.26	97,224
Qualified XII (1.45)	3,583.773	6.25	22,399
Qualified XII (1.50)	1,155.882	6.25	7,224
Qualified XIII	186.860	6.34	1,185
Qualified XV	1,384.874	6.34	8,780
Qualified XVI	62,405.773	6.25	390,036
Qualified XVII	23,482.914	6.29	147,708
Qualified XVIII	27,245.771	6.33	172,466
Qualified XXI	60,248.918	6.36	383,183
Qualified XXV	27,390.246	6.37	174,476
Qualified XXVI	2,379.452	6.35	15,110
Qualified XXVII	3,054,174.384	6.33	19,332,924
Qualified XXXII	7,277.447	6.29	45,775
Qualified XXXIII (0.65)	156,726.942	6.39	1,001,485
Qualified XXXVIII	12,213.010	6.74	82,316
Qualified XLIII	5,391.798	6.72	36,233
Qualified LIII	11,187.328	6.44	72,046
Qualified LIV	264,070.787	6.40	1,690,053
Qualified LVI	21,763.852	6.47	140,812
Qualified LIX	225.536	6.42	1,448
	17,558,949.312		$ 111,367,693

258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:		19,753.518	$ 8.11	$ 160,201
Contracts in accumulation period:
ING Custom Choice 62		997.218	7.26	7,240
ING MAP PLUS NP1		118,252.274	7.48	884,527
ING MAP PLUS NP8		18,203.306	7.41	134,887
ING MAP PLUS NP9		11,480.349	7.40	84,955
ING MAP PLUS NP10		301.800	7.39	2,230
ING MAP PLUS NP11		4,106.066	7.38	30,303
ING MAP PLUS NP12		13,361.551	7.37	98,475
ING MAP PLUS NP13		866.529	7.36	6,378
ING MAP PLUS NP14		5,373.263	7.35	39,493
ING MAP PLUS NP15		8,557.089	7.34	62,809
ING MAP PLUS NP17		1,063.742	7.32	7,787
ING MAP PLUS NP18		1,436.252	7.31	10,499
ING MAP PLUS NP23		533.216	7.26	3,871
ING MAP PLUS NP24		1,223.237	7.25	8,868
ING MAP PLUS NP25		1,964.312	7.24	14,222
ING MAP PLUS NP26		1,413.841	7.23	10,222
Qualified VI		294,259.021	7.26	2,136,320
Qualified VIII		439.124	7.26	3,188
Qualified X (1.15)		42,407.132	7.28	308,724
Qualified X (1.25)		53,096.460	7.26	385,480
Qualified XII (0.00)		2,955.577	7.51	22,196
Qualified XII (0.05)		186,936.226	7.51	1,403,891
Qualified XII (0.20)		2,259.867	7.47	16,881
Qualified XII (0.25)		358.786	7.46	2,677
Qualified XII (0.30)		39,837.305	7.45	296,788
Qualified XII (0.40)		8,760.816	7.43	65,093
Qualified XII (0.50)		119,890.323	7.41	888,387
Qualified XII (0.55)		18,669.155	7.40	138,152
Qualified XII (0.60)		2,345.831	7.39	17,336
Qualified XII (0.65)		208,049.469	7.38	1,535,405
Qualified XII (0.70)		8,355.476	7.37	61,580
Qualified XII (0.75)		27,694.254	7.36	203,830
Qualified XII (0.80)		41,664.210	7.35	306,232
Qualified XII (0.85)		50,525.330	7.34	370,856
Qualified XII (0.90)		5,149.067	7.33	37,743
Qualified XII (0.95)		63,777.109	7.32	466,848
Qualified XII (1.00)		83,533.940	7.31	610,633
Qualified XII (1.05)		8,997.918	7.30	65,685
Qualified XII (1.10)		5,592.926	7.29	40,772
Qualified XII (1.15)		34,878.065	7.28	253,912
Qualified XII (1.20)		4,298.036	7.27	31,247
Qualified XII (1.25)		14,630.025	7.26	106,214
Qualified XII (1.30)		22.535	7.25	163
Qualified XII (1.35)		114.247	7.24	827
Qualified XII (1.40)		1,740.001	7.23	12,580

	259

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XII (1.45)	326.629	$ 7.22	$ 2,358
Qualified XV	871.712	7.32	6,381
Qualified XVI	10,543.513	7.21	76,019
Qualified XVII	2,349.399	7.26	17,057
Qualified XVIII	2,275.568	7.31	16,634
Qualified XXI	2,070.239	7.35	15,216
Qualified XXV	1,182.370	7.36	8,702
Qualified XXVI	634.795	7.33	4,653
Qualified XXXII	1,336.828	7.26	9,705
Qualified XXXVIII	4,181.304	6.39	26,719
Qualified XLIII	263.662	6.37	1,680
Qualified LIII	228.440	7.44	1,700
Qualified LIV	8,479.371	7.39	62,663
Qualified LVI	3,298.372	7.47	24,639
	1,578,167.996		$ 11,630,733
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP13	65.482	$ 7.33	$ 480
ING MAP PLUS NP19	10.372	7.28	76
ING MAP PLUS NP25	661.698	7.22	4,777
Qualified XII (1.00)	14,211.698	7.26	103,177
	14,949.250		$ 108,510
ING Pioneer Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	244.588	$ 7.14	$ 1,746

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Currently payable annuity contracts:	66,690.080	$ 7.39	$ 492,840
Contracts in accumulation period:
ING Custom Choice 62	2,847.679	7.33	20,873
ING MAP PLUS NP1	13,061.648	7.55	98,615
ING MAP PLUS NP4	16,526.407	7.52	124,279
ING MAP PLUS NP9	8,281.705	7.47	61,864
ING MAP PLUS NP11	12,175.579	7.45	90,708
ING MAP PLUS NP12	5,817.602	7.44	43,283
ING MAP PLUS NP13	3,557.844	7.43	26,435
ING MAP PLUS NP14	16,994.915	7.42	126,102
ING MAP PLUS NP15	515.134	7.41	3,817
ING MAP PLUS NP16	22,740.678	7.40	168,281
ING MAP PLUS NP17	231.562	7.39	1,711
ING MAP PLUS NP18	333.058	7.38	2,458
ING MAP PLUS NP20	189.452	7.36	1,394
ING MAP PLUS NP21	606.103	7.35	4,455
ING MAP PLUS NP23	178.929	7.34	1,313
ING MAP PLUS NP25	591.510	7.32	4,330
ING MAP PLUS NP26	2,038.477	7.31	14,901
ING MAP PLUS NP28	448.512	7.29	3,270
ING MAP PLUS NP29	725.266	7.28	5,280

260

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class (continued)
ING MAP PLUS NP30	1,809.006	$ 7.27	$ 13,151
Qualified V	300.633	7.30	2,195
Qualified VI	1,820,095.884	7.33	13,341,303
Qualified VIII	42.188	7.33	309
Qualified X (1.15)	67,590.073	7.35	496,787
Qualified X (1.25)	130,542.235	7.33	956,875
Qualified XII (0.00)	3,331.269	7.58	25,251
Qualified XII (0.05)	57,418.897	7.58	435,235
Qualified XII (0.10)	102.176	7.56	772
Qualified XII (0.20)	254.293	7.54	1,917
Qualified XII (0.25)	1,474.968	7.53	11,107
Qualified XII (0.30)	111,759.588	7.52	840,432
Qualified XII (0.40)	37,963.773	7.50	284,728
Qualified XII (0.50)	1,140,145.218	7.48	8,528,286
Qualified XII (0.55)	64,062.312	7.47	478,545
Qualified XII (0.60)	101,159.684	7.46	754,651
Qualified XII (0.65)	379,480.961	7.45	2,827,133
Qualified XII (0.70)	95,969.687	7.44	714,014
Qualified XII (0.75)	360,540.067	7.43	2,678,813
Qualified XII (0.80)	743,213.398	7.42	5,514,643
Qualified XII (0.85)	244,138.717	7.41	1,809,068
Qualified XII (0.90)	40,053.147	7.40	296,393
Qualified XII (0.95)	221,746.736	7.39	1,638,708
Qualified XII (1.00)	1,420,080.511	7.38	10,480,194
Qualified XII (1.05)	30,014.400	7.37	221,206
Qualified XII (1.10)	33,073.371	7.36	243,420
Qualified XII (1.15)	56,637.512	7.35	416,286
Qualified XII (1.20)	19,686.843	7.34	144,501
Qualified XII (1.25)	82,796.056	7.33	606,895
Qualified XII (1.30)	14,059.624	7.32	102,916
Qualified XII (1.35)	1,652.475	7.31	12,080
Qualified XII (1.40)	14,693.045	7.30	107,259
Qualified XII (1.45)	6,746.775	7.29	49,184
Qualified XIII	242.815	7.39	1,794
Qualified XV	4,259.180	7.39	31,475
Qualified XVI	48,710.401	7.28	354,612
Qualified XVII	1,717.308	7.33	12,588
Qualified XVIII	4,990.621	7.38	36,831
Qualified XXV	19,064.884	7.43	141,652
Qualified XXVI	15,923.009	7.40	117,830
Qualified XXVII	1,146,541.467	7.33	8,404,149
Qualified XXXII	1,398.577	7.33	10,252
Qualified XXXIII (0.65)	62,485.278	7.45	465,515
Qualified XXXVIII	11,005.734	6.39	70,327
Qualified XLIII	29.769	6.37	190
Qualified LIII	11,735.326	7.51	88,132
Qualified LIV	38,821.481	7.46	289,608
Qualified LVI	11,537.666	7.54	86,994
Qualified LIX	2,907.881	7.48	21,751
	8,858,559.059		$ 65,464,166

261

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	7,756.527	$ 7.52	$ 58,329
ING MAP PLUS NP6	138.842	7.47	1,037
ING MAP PLUS NP9	3,296.864	7.44	24,529
ING MAP PLUS NP11	1,989.881	7.42	14,765
ING MAP PLUS NP12	861.306	7.41	6,382
ING MAP PLUS NP13	615.015	7.40	4,551
ING MAP PLUS NP16	3,364.267	7.37	24,795
ING MAP PLUS NP18	1,923.257	7.35	14,136
ING MAP PLUS NP22	1,570.171	7.31	11,478
ING MAP PLUS NP23	2,444.429	7.30	17,844
ING MAP PLUS NP24	490.584	7.29	3,576
ING MAP PLUS NP25	1,073.782	7.28	7,817
ING MAP PLUS NP26	2,007.569	7.27	14,595
	27,532.494		$ 203,834
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,579.229	$ 8.48	$ 13,392
Qualified XII (0.00)	26.731	8.84	236
Qualified XII (0.05)	257,341.817	8.82	2,269,755
Qualified XII (0.40)	912.684	8.68	7,922
Qualified XII (0.75)	1,572.665	8.54	13,431
Qualified XII (0.80)	7,253.636	8.52	61,801
Qualified XII (1.00)	677.078	8.44	5,715
	269,363.840		$ 2,372,252
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	73,733.868	$ 9.14	$ 673,928
ING MAP PLUS NP1	144,861.086	9.53	1,380,526
ING MAP PLUS NP8	31,840.306	9.41	299,617
ING MAP PLUS NP9	22,784.705	9.39	213,948
ING MAP PLUS NP10	457.064	9.37	4,283
ING MAP PLUS NP11	68,703.111	9.36	643,061
ING MAP PLUS NP12	23,685.191	9.34	221,220
ING MAP PLUS NP14	6,779.059	9.31	63,113
ING MAP PLUS NP15	30,306.351	9.29	281,546
ING MAP PLUS NP16	2,501.175	9.27	23,186
ING MAP PLUS NP17	85,127.716	9.25	787,431
ING MAP PLUS NP18	6,497.741	9.24	60,039
ING MAP PLUS NP19	39,035.759	9.22	359,910
ING MAP PLUS NP23	26,469.154	9.15	242,193
ING MAP PLUS NP24	4,494.633	9.14	41,081
ING MAP PLUS NP25	10,244.913	9.12	93,434
ING MAP PLUS NP26	10,807.595	9.10	98,349
ING MAP PLUS NP28	892.406	9.07	8,094
ING MAP PLUS NP29	281.219	9.05	2,545
ING MAP PLUS NP30	1,771.194	9.04	16,012

262

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Qualified V	3,475.689	$ 9.08	$ 31,559
Qualified VI	5,143,535.168	9.14	47,011,911
Qualified VIII	2,594.048	9.13	23,684
Qualified XII (0.00)	6,953.342	9.57	66,543
Qualified XII (0.10)	83.255	9.53	793
Qualified XII (0.25)	8,134.905	9.48	77,119
Qualified XII (0.30)	167,504.903	9.46	1,584,596
Qualified XII (0.35)	4,535.396	9.44	42,814
Qualified XII (0.40)	80,884.594	9.43	762,742
Qualified XII (0.50)	3,156,635.678	9.39	29,640,809
Qualified XII (0.55)	246,391.090	9.37	2,308,685
Qualified XII (0.60)	106,898.641	9.36	1,000,571
Qualified XII (0.65)	43,203.974	9.34	403,525
Qualified XII (0.70)	79,770.611	9.32	743,462
Qualified XII (0.75)	1,635,361.508	9.30	15,208,862
Qualified XII (0.80)	314,347.672	9.29	2,920,290
Qualified XII (0.85)	600,670.529	9.27	5,568,216
Qualified XII (0.90)	101,481.025	9.25	938,699
Qualified XII (0.95)	478,584.496	9.24	4,422,121
Qualified XII (1.00)	3,247,291.553	9.22	29,940,028
Qualified XII (1.05)	93,763.857	9.20	862,627
Qualified XII (1.10)	68,191.630	9.19	626,681
Qualified XII (1.15)	117,936.866	9.17	1,081,481
Qualified XII (1.20)	15,303.859	9.15	140,030
Qualified XII (1.25)	373,017.071	9.14	3,409,376
Qualified XII (1.30)	2,670.122	9.12	24,352
Qualified XII (1.35)	334.943	9.10	3,048
Qualified XII (1.40)	10,794.609	9.08	98,015
Qualified XII (1.45)	5,791.026	9.07	52,525
Qualified XII (1.50)	994.978	9.05	9,005
Qualified XIII	455.186	9.24	4,206
Qualified XV	10,316.399	9.24	95,324
Qualified XVI	91,305.453	9.05	826,314
Qualified XVII	13,658.867	9.14	124,842
Qualified XXI	32,285.087	9.29	299,928
Qualified XXV	95,900.694	9.30	891,876
Qualified XXVI	2,000.650	9.25	18,506
Qualified XXXVIII	17,769.021	7.14	126,871
Qualified XLIII	444.152	7.12	3,162
Qualified LIII	20,132.261	9.46	190,451
Qualified LIV	158,863.595	9.40	1,493,318
Qualified LVI	29,031.664	9.50	275,801
	17,180,574.313		$ 158,868,284
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	116,220.582	$ 7.90	$ 918,143

263

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	4,171.879	$ 8.95	$ 37,338
ING MAP PLUS NP1	4,383.850	9.21	40,375
ING MAP PLUS NP6	26,818.552	9.10	244,049
ING MAP PLUS NP9	24,262.850	9.03	219,094
ING MAP PLUS NP10	4,201.339	9.01	37,854
ING MAP PLUS NP11	10,674.819	8.99	95,967
ING MAP PLUS NP12	3,491.565	8.96	31,284
ING MAP PLUS NP13	7,149.199	8.94	63,914
ING MAP PLUS NP14	10,528.925	8.92	93,918
ING MAP PLUS NP15	8,586.864	8.90	76,423
ING MAP PLUS NP16	62.293	8.88	553
ING MAP PLUS NP17	3,699.965	8.86	32,782
ING MAP PLUS NP18	437.690	8.83	3,865
ING MAP PLUS NP19	558.742	8.81	4,923
ING MAP PLUS NP21	17,182.657	8.77	150,692
ING MAP PLUS NP22	1,001.134	8.75	8,760
ING MAP PLUS NP23	1,425.192	8.73	12,442
ING MAP PLUS NP24	1,173.745	8.70	10,212
ING MAP PLUS NP25	107.744	8.68	935
ING MAP PLUS NP26	1,499.547	8.66	12,986
ING MAP PLUS NP28	7,768.553	8.62	66,965
ING MAP PLUS NP30	1,142.530	8.58	9,803
ING MAP PLUS NP32	89.018	8.54	760
Qualified VI	861,176.476	11.46	9,869,082
Qualified X (1.15)	15,632.770	8.88	138,819
Qualified X (1.25)	61,258.840	8.85	542,141
Qualified XII (0.00)	7,322.649	12.30	90,069
Qualified XII (0.05)	149,177.484	12.22	1,822,949
Qualified XII (0.25)	1.437	12.13	17
Qualified XII (0.30)	25,956.178	12.10	314,070
Qualified XII (0.40)	20,902.656	12.03	251,459
Qualified XII (0.50)	211,117.941	11.95	2,522,859
Qualified XII (0.55)	13,397.987	11.93	159,838
Qualified XII (0.60)	13,977.887	11.90	166,337
Qualified XII (0.65)	11,778.703	11.87	139,813
Qualified XII (0.70)	29,593.728	11.83	350,094
Qualified XII (0.75)	39,616.392	11.80	467,473
Qualified XII (0.80)	57,425.220	11.75	674,746
Qualified XII (0.85)	59,740.176	11.70	698,960
Qualified XII (0.90)	17,037.040	11.68	198,993
Qualified XII (0.95)	4,028,893.450	11.64	46,896,320
Qualified XII (1.00)	311,881.357	11.60	3,617,824
Qualified XII (1.05)	11,747.157	11.57	135,915
Qualified XII (1.10)	44,337.564	11.54	511,655
Qualified XII (1.15)	35,273.841	11.51	406,002
Qualified XII (1.20)	12,810.812	11.48	147,068

264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Qualified XII (1.25)	59,042.932	$ 11.45	$ 676,042
Qualified XII (1.30)	41.006	11.42	468
Qualified XII (1.35)	425.496	11.38	4,842
Qualified XII (1.40)	4,909.680	11.35	55,725
Qualified XII (1.45)	88.901	11.32	1,006
Qualified XII (1.50)	516.854	11.29	5,835
Qualified XIII	953.957	10.96	10,455
Qualified XV	4,538.082	10.96	49,737
Qualified XVI	17,137.675	11.30	193,656
Qualified XVII	1,071.903	10.78	11,555
Qualified XVIII	3,052.673	8.94	27,291
Qualified XXI	158,900.498	11.06	1,757,440
Qualified XXV	1,345.789	11.09	14,925
Qualified XXVI	1,400.383	10.99	15,390
Qualified XXXVIII	16,188.733	6.25	101,180
Qualified XLIII	3,806.438	6.23	23,714
Qualified LIII	5,487.783	8.36	45,878
Qualified LIV	11,926.548	8.31	99,110
Qualified LVI	4,007.665	8.40	33,664
Qualified LIX	146.679	11.35	1,665
	6,475,466.072		$ 74,507,975
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,866.659	$ 10.17	$ 18,984
ING MAP PLUS NP11	2,324.408	10.14	23,570
ING MAP PLUS NP14	1,748.247	10.10	17,657
ING MAP PLUS NP16	22,721.749	10.08	229,035
ING MAP PLUS NP17	3,110.129	10.06	31,288
ING MAP PLUS NP18	24.012	10.05	241
ING MAP PLUS NP19	1,186.819	10.04	11,916
ING MAP PLUS NP20	27,025.058	10.02	270,791
ING MAP PLUS NP21	2,830.713	10.01	28,335
ING MAP PLUS NP23	6,783.906	9.98	67,703
ING MAP PLUS NP25	1,722.616	9.96	17,157
ING MAP PLUS NP26	4,045.957	9.94	40,217
ING MAP PLUS NP28	30.878	9.92	306
ING MAP PLUS NP32	7.357	9.86	73
Qualified XII (1.00)	1,685.930	10.04	16,927
	77,114.438		$ 774,200

265

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP21	36.118	$ 6.71	$ 242
ING MAP PLUS NP26	8.949	6.66	60
ING MAP PLUS NP29	193.541	6.64	1,285
Qualified VI	136,159.908	6.66	906,825
Qualified VIII	1,072.336	6.66	7,142
Qualified XII (0.00)	85.025	6.89	586
Qualified XII (0.30)	398.214	6.83	2,720
Qualified XII (0.40)	1,757.956	6.82	11,989
Qualified XII (0.50)	2,819.497	6.80	19,173
Qualified XII (0.55)	368.826	6.79	2,504
Qualified XII (0.60)	400.774	6.78	2,717
Qualified XII (0.65)	2,178.470	6.77	14,748
Qualified XII (0.70)	1,998.049	6.76	13,507
Qualified XII (0.75)	23,634.434	6.75	159,532
Qualified XII (0.80)	3,568.374	6.74	24,051
Qualified XII (0.85)	36,304.942	6.73	244,332
Qualified XII (0.90)	1,984.079	6.72	13,333
Qualified XII (0.95)	35,988.042	6.72	241,840
Qualified XII (1.00)	38,955.110	6.71	261,389
Qualified XII (1.05)	3,165.199	6.70	21,207
Qualified XII (1.10)	1,855.462	6.69	12,413
Qualified XII (1.15)	635.654	6.68	4,246
Qualified XII (1.20)	2,012.294	6.67	13,422
Qualified XII (1.25)	7,233.239	6.66	48,173
Qualified XII (1.35)	30.137	6.64	200
Qualified XII (1.40)	1,889.685	6.64	12,548
Qualified XV	13.415	6.72	90
Qualified XVI	1,767.773	6.62	11,703
Qualified XXI	3,375.441	6.74	22,750
Qualified XXV	2,135.870	6.75	14,417
Qualified XXVI	15.756	6.72	106
Qualified XXXVIII	828.140	5.92	4,903
Qualified XLIII	47.541	5.90	280
Qualified LIII	256.452	6.82	1,749
Qualified LIV	1,760.482	6.78	11,936
Qualified LVI	284.130	6.85	1,946
	315,219.314		$ 2,110,064

266

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Capital Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	497.000	$ 5.37	$ 2,669
Contracts in accumulation period:
Qualified VI	18,975.492	5.51	104,555
Qualified X (1.15)	3,881.759	5.51	21,388
Qualified X (1.25)	5,388.541	5.51	29,691
Qualified XII (0.00)	33.802	5.56	188
Qualified XII (0.40)	159.795	5.55	887
Qualified XII (0.50)	986.834	5.54	5,467
Qualified XII (0.55)	15.895	5.54	88
Qualified XII (0.60)	127.780	5.54	708
Qualified XII (0.65)	16.222	5.54	90
Qualified XII (0.70)	698.072	5.53	3,860
Qualified XII (0.75)	11.108	5.53	61
Qualified XII (0.80)	578.347	5.53	3,198
Qualified XII (0.85)	2,435.071	5.53	13,466
Qualified XII (0.90)	37.830	5.53	209
Qualified XII (0.95)	1,315.489	5.52	7,262
Qualified XII (1.00)	3,657.759	5.52	20,191
Qualified XII (1.05)	449.728	5.52	2,483
Qualified XII (1.10)	90.344	5.52	499
Qualified XII (1.15)	22.085	5.51	122
Qualified XII (1.20)	865.956	5.51	4,771
Qualified XII (1.25)	231.902	5.51	1,278
Qualified XII (1.30)	0.726	5.51	4
Qualified XII (1.35)	16.800	5.51	93
Qualified XII (1.45)	44.238	5.50	243
Qualified XVI	556.229	5.50	3,059
Qualified XXI	3.611	5.53	20
Qualified XXV	89.720	5.53	496
Qualified XXVII	14,707.752	5.36	78,834
Qualified XXXII	835.198	5.51	4,602
Qualified XXXVIII	2,337.482	5.56	12,996
Qualified LIV	7,013.083	5.53	38,782
	66,081.650		$ 362,260
ING Van Kampen Capital Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP28	30.115	$ 5.49	$ 165
Qualified XII (0.00)	121.284	6.98	847
Qualified XII (0.50)	20,846.454	6.89	143,632
	20,997.853		$ 144,644

267

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	2,979.117	$ 8.58	$ 25,561
Qualified VI	465,666.470	8.58	3,995,418
Qualified XII (0.00)	3,215.873	8.98	28,879
Qualified XII (0.25)	320.517	8.90	2,853
Qualified XII (0.30)	8,131.377	8.88	72,207
Qualified XII (0.40)	5,168.773	8.85	45,744
Qualified XII (0.50)	327,917.034	8.82	2,892,228
Qualified XII (0.55)	6,060.455	8.80	53,332
Qualified XII (0.60)	10,437.960	8.79	91,750
Qualified XII (0.65)	26,601.852	8.77	233,298
Qualified XII (0.70)	18,098.821	8.75	158,365
Qualified XII (0.75)	69,650.791	8.74	608,748
Qualified XII (0.80)	16,493.180	8.72	143,821
Qualified XII (0.85)	41,381.788	8.71	360,435
Qualified XII (0.90)	8,324.075	8.69	72,336
Qualified XII (0.95)	60,708.858	8.67	526,346
Qualified XII (1.00)	314,224.665	8.66	2,721,186
Qualified XII (1.05)	8,015.433	8.64	69,253
Qualified XII (1.10)	4,788.078	8.63	41,321
Qualified XII (1.15)	20,660.672	8.61	177,888
Qualified XII (1.20)	2,463.392	8.59	21,161
Qualified XII (1.25)	22,145.367	8.58	190,007
Qualified XII (1.30)	155.801	8.56	1,334
Qualified XII (1.35)	218.600	8.55	1,869
Qualified XII (1.40)	2,258.667	8.53	19,266
Qualified XII (1.50)	4.029	8.50	34
Qualified XIII	105.525	8.67	915
Qualified XV	578.954	8.67	5,020
Qualified XVI	13,808.711	8.50	117,374
Qualified XXI	6,334.671	8.72	55,238
Qualified XXV	8,527.569	8.74	74,531
Qualified XXVI	759.649	8.69	6,601
Qualified XXXVIII	6,919.097	6.59	45,597
Qualified XLIII	3,800.052	6.57	24,966
Qualified LIII	2,064.404	8.88	18,332
Qualified LIV	20,662.851	8.82	182,246
Qualified LVI	2,678.139	8.92	23,889
Qualified LIX	221.968	8.84	1,962
	1,512,553.235		$ 13,111,311
ING Van Kampen Real Estate Portfolio - Institutional
Class
Currently payable annuity contracts:	117,467.157	$ 6.16	$ 723,598

268

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62		5,273.166	$ 6.07	$ 32,008
ING MAP PLUS NP1		81,725.679	6.27	512,420
ING MAP PLUS NP4		1,278.285	6.24	7,977
ING MAP PLUS NP8		13,197.179	6.21	81,954
ING MAP PLUS NP9		5,668.711	6.20	35,146
ING MAP PLUS NP11		6,277.675	6.18	38,796
ING MAP PLUS NP12		2,132.003	6.17	13,154
ING MAP PLUS NP13		6,756.010	6.17	41,685
ING MAP PLUS NP14		20,825.614	6.16	128,286
ING MAP PLUS NP15		6,695.834	6.15	41,179
ING MAP PLUS NP16		21.244	6.14	130
ING MAP PLUS NP17		81.639	6.13	500
ING MAP PLUS NP18		1,624.240	6.12	9,940
ING MAP PLUS NP19		1,174.874	6.12	7,190
ING MAP PLUS NP20		2,177.245	6.11	13,303
ING MAP PLUS NP23		2,207.285	6.08	13,420
ING MAP PLUS NP24		713.168	6.08	4,336
ING MAP PLUS NP26		9,845.210	6.06	59,662
ING MAP PLUS NP28		70.134	6.04	424
Qualified V		730.341	6.04	4,411
Qualified VI		607,737.142	6.07	3,688,964
Qualified XII (0.00)		3,411.356	6.27	21,389
Qualified XII (0.25)		309.045	6.23	1,925
Qualified XII (0.30)		8,763.748	6.22	54,511
Qualified XII (0.40)		32,634.464	6.21	202,660
Qualified XII (0.50)		808,288.370	6.19	5,003,305
Qualified XII (0.55)		15,437.176	6.18	95,402
Qualified XII (0.60)		5,647.507	6.17	34,845
Qualified XII (0.65)		17,157.698	6.16	105,691
Qualified XII (0.70)		16,289.630	6.16	100,344
Qualified XII (0.75)		94,090.120	6.15	578,654
Qualified XII (0.80)		79,392.117	6.14	487,468
Qualified XII (0.85)		131,923.458	6.13	808,691
Qualified XII (0.90)		9,895.632	6.12	60,561
Qualified XII (0.95)		87,635.364	6.12	536,328
Qualified XII (1.00)		554,232.301	6.11	3,386,359
Qualified XII (1.05)		14,403.975	6.10	87,864
Qualified XII (1.10)		14,365.544	6.09	87,486
Qualified XII (1.15)		23,845.334	6.08	144,980
Qualified XII (1.20)		1,940.629	6.07	11,780
Qualified XII (1.25)		36,902.278	6.07	223,997
Qualified XII (1.30)		3,120.515	6.06	18,910
Qualified XII (1.40)		1,382.316	6.04	8,349
Qualified XII (1.45)		18.312	6.03	110
Qualified XII (1.50)		67.572	6.03	407
Qualified XV		3,810.954	6.12	23,323

	269

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service
Class (continued)
Qualified XVI	13,168.308	$ 6.03	$ 79,405
Qualified XVII	13.901	6.07	84
Qualified XXI	8,929.428	6.14	54,827
Qualified XXV	13,969.010	6.15	85,909
Qualified XXVI	2,360.154	6.12	14,444
Qualified XXXVIII	12,491.697	5.35	66,831
Qualified XLIII	452.298	5.33	2,411
Qualified LIII	13,969.573	6.21	86,751
Qualified LIV	6,625.216	6.17	40,878
Qualified LVI	5,650.189	6.24	35,257
Qualified LIX	295.701	6.19	1,830
	2,819,103.568		$ 17,288,851
ING VP Index Plus International Equity Portfolio -
Institutional Class
Currently payable annuity contracts:	104,337.094	$5.22 to $5.25	$ 547,557
Contracts in accumulation period:
ING Custom Choice 62	309.619	6.01	1,861
Qualified VI	516,586.394	6.01	3,104,684
Qualified VIII	16.547	6.00	99
Qualified X (1.15)	21,210.324	5.31	112,627
Qualified X (1.25)	104,328.544	5.31	553,985
Qualified XII (0.00)	176.250	6.11	1,077
Qualified XII (0.05)	16,567.809	6.11	101,229
Qualified XII (0.20)	894.450	6.09	5,447
Qualified XII (0.25)	546.289	6.09	3,327
Qualified XII (0.30)	35,921.247	6.08	218,401
Qualified XII (0.35)	264.433	6.08	1,608
Qualified XII (0.40)	8,248.516	6.08	50,151
Qualified XII (0.50)	66,049.427	6.07	400,920
Qualified XII (0.55)	5,621.863	6.06	34,068
Qualified XII (0.60)	10,347.315	6.06	62,705
Qualified XII (0.65)	16,958.112	6.06	102,766
Qualified XII (0.70)	14,813.476	6.05	89,622
Qualified XII (0.75)	99,286.689	6.05	600,684
Qualified XII (0.80)	79,193.826	6.04	478,331
Qualified XII (0.85)	85,620.283	6.04	517,147
Qualified XII (0.90)	9,823.595	6.03	59,236
Qualified XII (0.95)	109,318.488	6.03	659,190
Qualified XII (1.00)	196,247.788	6.03	1,183,374
Qualified XII (1.05)	7,960.505	6.02	47,922
Qualified XII (1.10)	18,605.309	6.02	112,004
Qualified XII (1.15)	29,755.903	6.01	178,833
Qualified XII (1.20)	1,429.637	6.01	8,592
Qualified XII (1.25)	21,973.521	6.01	132,061
Qualified XII (1.35)	47.480	6.00	285
Qualified XII (1.40)	5,840.237	5.99	34,983
Qualified XII (1.45)	446.943	5.99	2,677
Qualified XII (1.50)	37.977	5.98	227

270

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Institutional Class (continued)
Qualified XV	5,780.993	$ 6.03	$ 34,859
Qualified XVI	12,165.724	5.98	72,751
Qualified XVIII	7,384.774	5.31	39,213
Qualified XXI	10,240.157	6.04	61,851
Qualified XXV	483.959	6.06	2,933
Qualified XXVI	74.720	6.04	451
Qualified XXVII	296,630.184	5.28	1,566,207
Qualified XXXII	864.987	5.31	4,593
Qualified XXXVI	3,334.234	6.06	20,205
Qualified XXXVIII	2,225.763	5.40	12,019
Qualified LIII	12,882.229	6.07	78,195
Qualified LIV	5,893.137	6.04	35,595
Qualified LVI	5,024.094	6.09	30,597
Qualified LIX	670.639	5.96	3,997
	1,952,441.484		$ 11,371,146
ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP28	168.389	$ 6.42	$ 1,081
Qualified VI	188,659.672	6.44	1,214,968
Qualified X (1.15)	9,429.492	6.46	60,915
Qualified X (1.25)	22,105.492	6.44	142,359
Qualified XII (0.00)	4,214.083	6.66	28,066
Qualified XII (0.10)	8.255	6.64	55
Qualified XII (0.25)	791.542	6.61	5,232
Qualified XII (0.30)	108.036	6.61	714
Qualified XII (0.40)	4,424.927	6.59	29,160
Qualified XII (0.50)	3,160.056	6.57	20,762
Qualified XII (0.55)	340.273	6.56	2,232
Qualified XII (0.65)	13,716.856	6.54	89,708
Qualified XII (0.70)	377.720	6.54	2,470
Qualified XII (0.75)	12,017.905	6.53	78,477
Qualified XII (0.80)	9,132.801	6.52	59,546
Qualified XII (0.85)	16,087.762	6.51	104,731
Qualified XII (0.90)	2,050.731	6.50	13,330
Qualified XII (0.95)	31,590.880	6.49	205,025
Qualified XII (1.00)	75,211.042	6.48	487,368
Qualified XII (1.05)	1,925.623	6.47	12,459
Qualified XII (1.10)	5,372.110	6.47	34,758
Qualified XII (1.15)	8,522.474	6.46	55,055
Qualified XII (1.20)	1,350.231	6.45	8,709
Qualified XII (1.25)	3,306.189	6.44	21,292
Qualified XII (1.35)	111.755	6.42	717
Qualified XII (1.40)	1,678.895	6.41	10,762
Qualified XVI	7,579.902	6.40	48,511
Qualified XVIII	10,570.117	6.48	68,494
Qualified XXI	3,633.810	6.52	23,692
Qualified XXV	2,859.870	6.53	18,675

271

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Service Class (continued)
Qualified XXVII	15.812	$ 6.61	$ 105
Qualified XXXII	527.978	6.44	3,400
Qualified XXXV	1,905.231	6.07	11,565
Qualified XLIII	446.222	5.37	2,396
Qualified LIII	4,868.903	6.60	32,135
Qualified LIV	1,464.408	6.55	9,592
Qualified LVI	3,260.583	6.62	21,585
Qualified LIX	509.341	6.57	3,346
	453,505.368		$ 2,933,447
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP26	940.730	$ 6.63	$ 6,237
Qualified VI	26,420.399	6.64	175,431
Qualified XII (0.00)	6,810.073	6.86	46,717
Qualified XII (0.30)	27.070	6.81	184
Qualified XII (0.40)	504.882	6.79	3,428
Qualified XII (0.50)	16,805.174	6.77	113,771
Qualified XII (0.55)	4,152.706	6.76	28,072
Qualified XII (0.65)	10,605.536	6.75	71,587
Qualified XII (0.75)	2,048.838	6.73	13,789
Qualified XII (0.80)	2,145.801	6.72	14,420
Qualified XII (0.85)	1,067.086	6.71	7,160
Qualified XII (0.90)	1,947.664	6.70	13,049
Qualified XII (0.95)	3,548.549	6.69	23,740
Qualified XII (1.00)	8,812.022	6.68	58,864
Qualified XII (1.05)	46.135	6.67	308
Qualified XII (1.10)	45.942	6.67	306
Qualified XII (1.15)	1,989.221	6.66	13,248
Qualified XII (1.20)	105.053	6.65	699
Qualified XII (1.25)	1,842.818	6.64	12,236
Qualified XII (1.40)	633.175	6.61	4,185
Qualified XII (1.45)	10.664	6.60	70
Qualified XVI	218.668	6.59	1,441
Qualified XXV	210.070	6.73	1,414
Qualified XXVII	49,157.511	6.62	325,423
Qualified XLIII	21.051	6.44	136
Qualified LIII	1,669.446	6.80	11,352
	141,786.284		$ 947,267
ING International Growth Opportunities Fund -
Class Q
Contracts in accumulation period:
ING MAP PLUS NP22	879.735	$ 7.92	$ 6,968
ING MAP PLUS NP29	14.906	7.78	116
	894.641		$ 7,084

272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	53,892.871	$ 9.84	$ 530,306
ING MAP PLUS NP8	13,875.613	9.67	134,177
ING MAP PLUS NP9	3,510.049	9.65	33,872
ING MAP PLUS NP11	7,239.049	9.60	69,495
ING MAP PLUS NP13	4.903	9.55	47
ING MAP PLUS NP14	1,981.060	9.53	18,880
ING MAP PLUS NP15	4,520.709	9.51	42,992
ING MAP PLUS NP16	8,317.623	9.48	78,851
ING MAP PLUS NP17	29.746	9.46	281
ING MAP PLUS NP18	1,425.197	9.44	13,454
ING MAP PLUS NP19	3,472.302	9.41	32,674
ING MAP PLUS NP20	28,634.887	9.39	268,882
ING MAP PLUS NP23	1,055.997	9.32	9,842
ING MAP PLUS NP24	672.668	9.30	6,256
ING MAP PLUS NP26	658.741	9.25	6,093
ING MAP PLUS NP29	650.532	9.19	5,978
ING MAP PLUS NP30	27.902	9.16	256
ING MAP PLUS NP35	970.535	9.05	8,783
	130,940.384		$ 1,261,119
ING American Century Large Company Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	10,645.977	$ 7.36	$ 78,354

ING American Century Large Company Value
Portfolio - Service Class
Currently payable annuity contracts:	6,707.613	$ 8.21	$ 55,070
Contracts in accumulation period:
ING Custom Choice 62	929.494	7.93	7,371
Qualified VI	96,719.332	9.81	948,817
Qualified X (1.15)	18,398.562	7.87	144,797
Qualified X (1.25)	31,865.975	7.62	242,819
Qualified XII (0.25)	30.838	10.54	325
Qualified XII (0.30)	527.048	10.50	5,534
Qualified XII (0.40)	9,406.735	10.43	98,112
Qualified XII (0.50)	3,000.018	10.35	31,050
Qualified XII (0.55)	654.813	10.32	6,758
Qualified XII (0.60)	103.192	10.28	1,061
Qualified XII (0.65)	6,885.127	10.24	70,504
Qualified XII (0.70)	1,987.577	10.21	20,293
Qualified XII (0.75)	3,897.094	10.17	39,633
Qualified XII (0.80)	5,107.702	10.14	51,792
Qualified XII (0.85)	14,394.428	10.10	145,384
Qualified XII (0.90)	913.538	10.06	9,190
Qualified XII (0.95)	15,043.328	10.03	150,885
Qualified XII (1.00)	50,569.262	9.99	505,187
Qualified XII (1.05)	904.550	9.96	9,009
Qualified XII (1.10)	3,800.294	9.92	37,699

273

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING American Century Large Company Value
Portfolio - Service Class (continued)
Qualified XII (1.15)		619.080	$ 9.88	$ 6,117
Qualified XII (1.20)		387.902	9.85	3,821
Qualified XII (1.25)		8,922.370	9.81	87,528
Qualified XII (1.30)		367.718	9.78	3,596
Qualified XII (1.35)		422.612	9.74	4,116
Qualified XII (1.40)		1,026.846	9.71	9,971
Qualified XIII		36.326	10.03	364
Qualified XV		892.547	10.03	8,952
Qualified XVI		2,158.726	9.64	20,810
Qualified XXV		684.031	10.17	6,957
Qualified XXVI		1,370.194	10.06	13,784
Qualified XXXVIII		138.217	6.05	836
Qualified XLIII		299.788	6.03	1,808
Qualified LIII		4,690.845	7.75	36,354
Qualified LIV		2,128.508	7.70	16,390
Qualified LVI		1,893.670	7.79	14,752
		297,885.900		$ 2,817,446
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV		4,657.036	$ 8.28	$ 38,560

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Currently payable annuity contracts:		20,897.102	$ 10.64	$ 222,345
Contracts in accumulation period:
ING Custom Choice 62		570.841	9.95	5,680
ING MAP PLUS NP10		4,515.965	10.23	46,198
ING MAP PLUS NP11		4,146.402	10.21	42,335
ING MAP PLUS NP15		7,526.132	10.11	76,089
ING MAP PLUS NP16		31.472	10.08	317
ING MAP PLUS NP19		671.100	10.01	6,718
ING MAP PLUS NP21		7,244.716	9.96	72,157
ING MAP PLUS NP22		364.576	9.94	3,624
ING MAP PLUS NP26		530.482	9.84	5,220
ING MAP PLUS NP28		267.559	9.79	2,619
Qualified V		107.753	10.83	1,167
Qualified VI		234,492.737	10.94	2,565,351
Qualified X (1.15)		18,367.288	11.02	202,408
Qualified X (1.25)		20,233.828	10.94	221,358
Qualified XII (0.00)		296.519	11.90	3,529
Qualified XII (0.05)		39,840.049	11.75	468,121
Qualified XII (0.10)		16.136	11.82	191
Qualified XII (0.25)		814.507	11.70	9,530
Qualified XII (0.30)		10,524.938	11.66	122,721
Qualified XII (0.35)		11.355	11.62	132
Qualified XII (0.40)		10,979.477	11.58	127,142
Qualified XII (0.50)		27,666.099	11.51	318,437
Qualified XII (0.55)		1,742.173	11.47	19,983

	274

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value
Portfolio - Service Class (continued)
Qualified XII (0.60)		13,719.996	$ 11.43	$ 156,820
Qualified XII (0.65)		13,474.229	11.39	153,471
Qualified XII (0.70)		14,960.016	11.35	169,796
Qualified XII (0.75)		32,018.744	11.32	362,452
Qualified XII (0.80)		4,843.192	11.28	54,631
Qualified XII (0.85)		25,079.617	11.24	281,895
Qualified XII (0.90)		1,457.982	11.20	16,329
Qualified XII (0.95)		1,194,533.884	11.17	13,342,943
Qualified XII (1.00)		186,081.181	11.13	2,071,084
Qualified XII (1.05)		4,519.133	11.09	50,117
Qualified XII (1.10)		7,798.831	11.05	86,177
Qualified XII (1.15)		5,152.750	11.02	56,783
Qualified XII (1.20)		853.111	10.98	9,367
Qualified XII (1.25)		15,366.474	10.94	168,109
Qualified XII (1.30)		180.160	10.91	1,966
Qualified XII (1.35)		133.654	10.87	1,453
Qualified XII (1.40)		2,224.501	10.84	24,114
Qualified XII (1.45)		46.225	10.80	499
Qualified XIII		329.895	11.17	3,685
Qualified XV		913.672	11.17	10,206
Qualified XVI		11,663.003	10.76	125,494
Qualified XVII		3,613.704	10.94	39,534
Qualified XVIII		3,077.430	11.13	34,252
Qualified XXI		6,123.624	11.28	69,074
Qualified XXV		1,026.947	11.32	11,625
Qualified XXVI		142.953	11.20	1,601
Qualified XXXII		222.276	10.38	2,307
Qualified XXXVIII		11,028.332	7.02	77,419
Qualified XLIII		194.106	7.00	1,359
Qualified LIII		7,260.216	9.24	67,084
Qualified LIV		3,771.859	9.18	34,626
Qualified LVI		4,346.838	9.28	40,339
Qualified LIX		430.384	11.65	5,014
		1,988,448.125		$ 22,074,997
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP6		4,944.370	$ 6.49	$ 32,089
ING MAP PLUS NP8		32,074.442	6.47	207,522
ING MAP PLUS NP9		16,026.088	6.46	103,529
ING MAP PLUS NP10		3,354.729	6.45	21,638
ING MAP PLUS NP11		13,943.623	6.44	89,797
ING MAP PLUS NP13		2,816.485	6.43	18,110
ING MAP PLUS NP14		19,271.539	6.42	123,723
ING MAP PLUS NP15		1,975.011	6.41	12,660
ING MAP PLUS NP17		25,334.266	6.39	161,886
ING MAP PLUS NP18		3,546.947	6.38	22,630
ING MAP PLUS NP19		18,289.897	6.38	116,690

	275

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Asset Portfolio - Service Class (continued)
ING MAP PLUS NP20	15,109.064	$ 6.37	$ 96,245
ING MAP PLUS NP21	18,992.439	6.36	120,792
ING MAP PLUS NP22	192.754	6.35	1,224
ING MAP PLUS NP23	12,312.076	6.34	78,059
ING MAP PLUS NP24	0.670	6.33	4
ING MAP PLUS NP26	1,849.024	6.32	11,686
ING MAP PLUS NP27	301.113	6.31	1,900
ING MAP PLUS NP28	1,802.319	6.30	11,355
ING MAP PLUS NP29	3,101.587	6.29	19,509
ING MAP PLUS NP30	3.232	6.28	20
ING MAP PLUS NP32	26.689	6.27	167
Qualified VI	47,182.877	6.32	298,196
Qualified XII (0.00)	1.458	6.53	10
Qualified XII (0.30)	741.613	6.48	4,806
Qualified XII (0.40)	1,863.333	6.46	12,037
Qualified XII (0.50)	37,554.739	6.44	241,853
Qualified XII (0.55)	954.898	6.44	6,150
Qualified XII (0.60)	2,087.373	6.43	13,422
Qualified XII (0.65)	1,079.072	6.42	6,928
Qualified XII (0.70)	564.931	6.41	3,621
Qualified XII (0.75)	3,523.673	6.40	22,552
Qualified XII (0.80)	2,611.102	6.39	16,685
Qualified XII (0.85)	9,103.353	6.38	58,079
Qualified XII (0.90)	339.204	6.38	2,164
Qualified XII (0.95)	4,104.793	6.37	26,148
Qualified XII (1.00)	12,398.742	6.36	78,856
Qualified XII (1.05)	882.231	6.35	5,602
Qualified XII (1.10)	1,431.429	6.34	9,075
Qualified XII (1.15)	1,249.483	6.33	7,909
Qualified XII (1.20)	1,162.013	6.32	7,344
Qualified XII (1.25)	2,699.959	6.32	17,064
Qualified XII (1.40)	208.429	6.29	1,311
Qualified XII (1.45)	5.685	6.28	36
Qualified XV	10.185	6.37	65
Qualified XVI	3,290.818	6.27	20,633
Qualified XXVI	175.307	6.38	1,118
Qualified XXXVIII	40.951	5.76	236
Qualified XLIII	328.202	5.75	1,887
Qualified LIV	1,034.222	6.43	6,650
Qualified LVI	667.992	6.50	4,342
	332,566.431		$ 2,126,014
ING Baron Small Cap Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	29,810.779	$ 7.25	$ 216,128

276

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class
Currently payable annuity contracts:	53,062.269	$ 9.49	$ 503,561
Contracts in accumulation period:
ING Custom Choice 62	1,128.980	8.91	10,059
ING MAP PLUS NP1	8,253.538	9.46	78,078
ING MAP PLUS NP4	9,999.393	9.39	93,894
ING MAP PLUS NP6	3,440.740	9.34	32,137
ING MAP PLUS NP8	24,877.661	9.30	231,362
ING MAP PLUS NP9	23,204.115	9.27	215,102
ING MAP PLUS NP10	662.717	9.25	6,130
ING MAP PLUS NP11	30,352.052	9.23	280,149
ING MAP PLUS NP12	7,903.891	9.21	72,795
ING MAP PLUS NP13	2,376.939	9.18	21,820
ING MAP PLUS NP14	16,872.225	9.16	154,550
ING MAP PLUS NP15	40,243.671	9.14	367,827
ING MAP PLUS NP16	2,248.442	9.12	20,506
ING MAP PLUS NP17	11,263.944	9.09	102,389
ING MAP PLUS NP18	16,165.674	9.07	146,623
ING MAP PLUS NP19	8,758.895	9.05	79,268
ING MAP PLUS NP20	43,781.560	9.03	395,347
ING MAP PLUS NP21	17,765.048	9.00	159,885
ING MAP PLUS NP22	106.980	8.98	961
ING MAP PLUS NP23	13,644.765	8.96	122,257
ING MAP PLUS NP24	2,585.187	8.94	23,112
ING MAP PLUS NP26	2,033.352	8.89	18,077
ING MAP PLUS NP27	364.582	8.87	3,234
ING MAP PLUS NP28	1,596.418	8.85	14,128
ING MAP PLUS NP29	31.381	8.83	277
ING MAP PLUS NP30	2,981.669	8.81	26,269
ING MAP PLUS NP32	50.288	8.76	441
Qualified VI	1,032,298.907	10.61	10,952,691
Qualified X (1.15)	62,552.022	10.68	668,056
Qualified X (1.25)	109,538.205	10.61	1,162,200
Qualified XII (0.00)	5,482.575	11.54	63,269
Qualified XII (0.05)	42,357.627	11.40	482,877
Qualified XII (0.10)	198.865	11.46	2,279
Qualified XII (0.25)	1,616.228	11.35	18,344
Qualified XII (0.30)	42,300.024	11.31	478,413
Qualified XII (0.35)	1,445.872	11.27	16,295
Qualified XII (0.40)	45,355.326	11.23	509,340
Qualified XII (0.50)	1,201,988.239	11.16	13,414,189
Qualified XII (0.55)	37,115.218	11.12	412,721
Qualified XII (0.60)	38,971.850	11.08	431,808
Qualified XII (0.65)	38,438.428	11.05	424,745
Qualified XII (0.70)	31,643.649	11.01	348,397
Qualified XII (0.75)	170,720.709	10.97	1,872,806
Qualified XII (0.80)	61,280.157	10.94	670,405
Qualified XII (0.85)	167,687.470	10.90	1,827,793

277

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
Qualified XII (0.90)	26,244.655	$ 10.86	$ 285,017
Qualified XII (0.95)	1,047,522.418	10.83	11,344,668
Qualified XII (1.00)	554,432.848	10.79	5,982,330
Qualified XII (1.05)	15,893.805	10.76	171,017
Qualified XII (1.10)	26,313.748	10.72	282,083
Qualified XII (1.15)	47,092.798	10.68	502,951
Qualified XII (1.20)	10,006.213	10.65	106,566
Qualified XII (1.25)	53,816.420	10.61	570,992
Qualified XII (1.30)	69.211	10.58	732
Qualified XII (1.35)	916.424	10.54	9,659
Qualified XII (1.40)	6,826.595	10.51	71,748
Qualified XII (1.45)	937.313	10.47	9,814
Qualified XII (1.50)	264.733	10.44	2,764
Qualified XIII	1,179.538	10.83	12,774
Qualified XV	484.318	10.83	5,245
Qualified XVI	33,410.082	10.44	348,801
Qualified XVII	2,885.923	10.61	30,620
Qualified XVIII	2,964.675	10.79	31,989
Qualified XXI	20,859.399	10.94	228,202
Qualified XXV	7,435.754	10.97	81,570
Qualified XXVI	703.907	10.86	7,644
Qualified XXVII	575,621.011	12.23	7,039,845
Qualified XXVIII	247,715.489	5.77	1,429,318
Qualified XXXII	415.574	9.48	3,940
Qualified XXXIII (0.65)	19,812.977	11.23	222,500
Qualified XXXVIII	6,051.667	5.68	34,373
Qualified XLIII	813.007	5.66	4,602
Qualified LIII	22,448.867	7.80	175,101
Qualified LIV	28,006.708	7.75	217,052
Qualified LVI	6,133.889	7.83	48,028
Qualified LIX	3,249.581	11.30	36,720
	6,207,277.294		$ 66,235,531
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP8	2,536.464	$ 6.83	$ 17,324
ING MAP PLUS NP11	4,049.703	6.80	27,538
ING MAP PLUS NP17	6,144.767	6.74	41,416
ING MAP PLUS NP18	2,212.924	6.73	14,893
ING MAP PLUS NP19	1,284.064	6.73	8,642
ING MAP PLUS NP24	18.734	6.68	125
ING MAP PLUS NP28	65.167	6.65	433
Qualified V	756.757	6.63	5,017
Qualified VI	54,338.345	6.66	361,893
Qualified XII (0.00)	11.617	6.89	80
Qualified XII (0.30)	152.607	6.84	1,044
Qualified XII (0.40)	377.804	6.82	2,577
Qualified XII (0.50)	1,237.868	6.80	8,418

278

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service
Class (continued)
Qualified XII (0.55)	882.373	$ 6.79	$ 5,991
Qualified XII (0.60)	62.667	6.78	425
Qualified XII (0.65)	272.347	6.77	1,844
Qualified XII (0.70)	5,249.059	6.76	35,484
Qualified XII (0.75)	8,907.738	6.75	60,127
Qualified XII (0.80)	771.318	6.74	5,199
Qualified XII (0.85)	6,608.698	6.73	44,477
Qualified XII (0.90)	2,466.211	6.73	16,598
Qualified XII (0.95)	2,275.196	6.72	15,289
Qualified XII (1.00)	22,549.914	6.71	151,310
Qualified XII (1.05)	1,186.821	6.70	7,952
Qualified XII (1.10)	3,092.538	6.69	20,689
Qualified XII (1.15)	6,272.341	6.68	41,899
Qualified XII (1.20)	1,912.180	6.67	12,754
Qualified XII (1.25)	3,522.956	6.66	23,463
Qualified XII (1.30)	0.632	6.65	4
Qualified XII (1.40)	142.607	6.64	947
Qualified XVI	1,567.136	6.62	10,374
Qualified XXV	7.932	6.75	54
Qualified LIII	2.849	6.82	19
Qualified LIV	93.614	6.78	635
Qualified LVI	1,199.934	6.85	8,220
	142,233.882		$ 953,154
ING Davis New York Venture Portfolio - Service
Class
Currently payable annuity contracts:	31,743.185	$ 8.05	$ 255,533
Contracts in accumulation period:
ING Custom Choice 62	317.202	7.83	2,484
ING MAP PLUS NP1	11,471.362	7.85	90,050
ING MAP PLUS NP8	41,807.523	7.72	322,754
ING MAP PLUS NP11	4,824.786	7.66	36,958
ING MAP PLUS NP14	7,735.166	7.60	58,787
ING MAP PLUS NP16	4,072.403	7.57	30,828
ING MAP PLUS NP17	1,442.193	7.55	10,889
ING MAP PLUS NP18	421.665	7.53	3,175
ING MAP PLUS NP19	1,849.628	7.51	13,891
ING MAP PLUS NP20	192.053	7.49	1,438
ING MAP PLUS NP22	610.643	7.46	4,555
ING MAP PLUS NP23	7,365.531	7.44	54,800
ING MAP PLUS NP24	5.430	7.42	40
ING MAP PLUS NP26	553.850	7.38	4,087
ING MAP PLUS NP27	2.465	7.37	18
ING MAP PLUS NP28	211.171	7.35	1,552
ING MAP PLUS NP29	829.381	7.33	6,079
Qualified VI	262,812.784	12.61	3,314,069
Qualified X (1.15)	13,188.599	8.17	107,751
Qualified X (1.25)	20,117.770	7.92	159,333
Qualified XII (0.00)	338.981	13.79	4,675

279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service
Class (continued)
Qualified XII (0.25)	601.766	$ 13.54	$ 8,148
Qualified XII (0.30)	6,384.142	13.49	86,122
Qualified XII (0.40)	11,013.041	13.40	147,575
Qualified XII (0.50)	39,316.873	13.30	522,914
Qualified XII (0.55)	6,104.744	13.26	80,949
Qualified XII (0.60)	10,487.372	13.21	138,538
Qualified XII (0.65)	1,456.131	13.16	19,163
Qualified XII (0.70)	6,350.977	13.11	83,261
Qualified XII (0.75)	30,406.629	13.07	397,415
Qualified XII (0.80)	7,168.551	13.02	93,335
Qualified XII (0.85)	22,012.135	12.97	285,497
Qualified XII (0.90)	3,216.745	12.93	41,593
Qualified XII (0.95)	30,187.586	12.88	388,816
Qualified XII (1.00)	84,261.709	12.84	1,081,920
Qualified XII (1.05)	4,826.905	12.79	61,736
Qualified XII (1.10)	4,429.894	12.74	56,437
Qualified XII (1.15)	3,211.644	12.70	40,788
Qualified XII (1.20)	1,441.553	12.65	18,236
Qualified XII (1.25)	15,209.815	12.61	191,796
Qualified XII (1.30)	289.131	12.56	3,631
Qualified XII (1.35)	0.528	12.52	7
Qualified XII (1.40)	958.796	12.47	11,956
Qualified XII (1.45)	156.220	12.43	1,942
Qualified XII (1.50)	26.527	12.39	329
Qualified XIII	1,342.806	12.88	17,295
Qualified XV	2,674.578	12.88	34,449
Qualified XVI	5,787.241	12.39	71,704
Qualified XVII	1,373.839	12.61	17,324
Qualified XVIII	1,863.616	8.26	15,393
Qualified XXV	6,501.305	13.07	84,972
Qualified XXVI	1,042.258	12.93	13,476
Qualified XXXVIII	5,435.540	5.96	32,396
Qualified XLIII	585.328	5.94	3,477
Qualified LIII	2,284.486	7.92	18,093
Qualified LIV	675.179	7.86	5,307
Qualified LVI	3,631.857	7.95	28,873
Qualified LIX	1.948	13.49	26
	734,633.166		$ 8,588,635
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	72.191	$ 7.45	$ 538
Qualified XII (0.50)	911,209.454	7.36	6,706,502
	911,281.645		$ 6,707,040
ING Index Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP15	42.684	$ 7.95	$ 339
ING MAP PLUS NP28	4,666.027	7.91	36,908
	4,708.711		$ 37,247

280

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP28	11,318.209	$ 7.19	$ 81,378

ING Index Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP28	7,485.145	$ 6.81	$ 50,974

ING Index Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP28	972.851	$ 6.43	$ 6,255

ING Index Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP15	111.606	$ 8.90	$ 993

ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	30,336.835	$ 8.08	$ 245,122

ING JPMorgan Mid Cap Value Portfolio - Service
Class
Currently payable annuity contracts:	60,289.287	$ 10.15	$ 611,936
Contracts in accumulation period:
ING Custom Choice 62	1,237.227	9.64	11,927
ING MAP PLUS NP1	7,550.780	10.21	77,093
ING MAP PLUS NP8	3,746.114	10.03	37,574
ING MAP PLUS NP9	5,811.751	10.01	58,176
ING MAP PLUS NP10	10.494	9.98	105
ING MAP PLUS NP11	6,889.026	9.96	68,615
ING MAP PLUS NP13	158.015	9.91	1,566
ING MAP PLUS NP14	5,481.384	9.89	54,211
ING MAP PLUS NP15	9,339.826	9.86	92,091
ING MAP PLUS NP16	16,875.173	9.84	166,052
ING MAP PLUS NP19	2,155.691	9.76	21,040
ING MAP PLUS NP20	23,190.851	9.74	225,879
ING MAP PLUS NP21	8,891.386	9.72	86,424
ING MAP PLUS NP22	106.536	9.69	1,032
ING MAP PLUS NP23	10,205.490	9.67	98,687
ING MAP PLUS NP24	1,212.237	9.65	11,698
ING MAP PLUS NP25	184.598	9.62	1,776
ING MAP PLUS NP26	99.188	9.60	952
ING MAP PLUS NP28	1,066.212	9.55	10,182
ING MAP PLUS NP29	12.434	9.53	119
ING MAP PLUS NP32	118.939	9.46	1,125
Qualified VI	577,573.642	11.56	6,676,751
Qualified X (1.15)	36,418.513	11.63	423,547
Qualified X (1.25)	126,246.195	11.56	1,459,406
Qualified XII (0.00)	979.579	12.56	12,304

281

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
Qualified XII (0.05)	42,804.166	$ 12.41	$ 531,200
Qualified XII (0.10)	130.318	12.48	1,626
Qualified XII (0.25)	2,484.355	12.35	30,682
Qualified XII (0.30)	11,786.986	12.31	145,098
Qualified XII (0.35)	1,630.628	12.27	20,008
Qualified XII (0.40)	14,212.412	12.23	173,818
Qualified XII (0.50)	34,298.309	12.15	416,724
Qualified XII (0.55)	21,651.962	12.11	262,205
Qualified XII (0.60)	35,721.838	12.07	431,163
Qualified XII (0.65)	13,796.174	12.03	165,968
Qualified XII (0.70)	20,708.271	11.99	248,292
Qualified XII (0.75)	108,132.600	11.95	1,292,185
Qualified XII (0.80)	16,866.036	11.91	200,874
Qualified XII (0.85)	63,941.331	11.87	758,984
Qualified XII (0.90)	17,364.548	11.83	205,423
Qualified XII (0.95)	77,266.800	11.79	910,976
Qualified XII (1.00)	296,734.874	11.75	3,486,635
Qualified XII (1.05)	6,469.580	11.71	75,759
Qualified XII (1.10)	19,104.410	11.67	222,948
Qualified XII (1.15)	10,941.156	11.63	127,246
Qualified XII (1.20)	3,517.252	11.59	40,765
Qualified XII (1.25)	20,976.490	11.56	242,488
Qualified XII (1.35)	197.901	11.48	2,272
Qualified XII (1.40)	3,535.618	11.44	40,447
Qualified XII (1.45)	714.232	11.40	8,142
Qualified XII (1.50)	98.707	11.36	1,121
Qualified XIII	1,211.807	11.79	14,287
Qualified XV	1,818.631	11.79	21,442
Qualified XVI	14,273.805	11.36	162,150
Qualified XVIII	620.862	11.75	7,295
Qualified XXI	7,663.208	11.91	91,269
Qualified XXV	1,998.683	11.95	23,884
Qualified XXVI	261.040	11.83	3,088
Qualified XXXII	1,691.215	10.05	16,997
Qualified XXXVIII	4,123.035	6.53	26,923
Qualified XLIII	465.619	6.51	3,031
Qualified LIII	6,686.040	8.65	57,834
Qualified LIV	44,280.349	8.59	380,368
Qualified LVI	6,210.695	8.69	53,971
Qualified LIX	355.301	12.30	4,370
	1,842,597.812		$ 21,120,226
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	9,059.588	$ 6.57	$ 59,521

282

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:		13,400.290	$8.04 to $9.77	$ 118,633
Contracts in accumulation period:
Qualified V		2,172.297	9.58	20,811
Qualified VI		3,225,449.201	9.77	31,512,639
Qualified VIII		5,446.045	10.23	55,713
Qualified X (1.15)		306,369.082	9.93	3,042,245
Qualified X (1.25)		157,667.231	9.77	1,540,409
Qualified XII (0.00)		12,528.100	6.39	80,055
Qualified XII (0.05)		52,969.682	10.74	568,894
Qualified XII (0.10)		131.510	6.33	832
Qualified XII (0.20)		24,484.236	6.26	153,271
Qualified XII (0.25)		8,466.692	6.23	52,747
Qualified XII (0.30)		66,596.751	6.19	412,234
Qualified XII (0.35)		19,410.914	6.16	119,571
Qualified XII (0.40)		31,152.278	7.11	221,493
Qualified XII (0.45)		869.039	6.10	5,301
Qualified XII (0.50)		245,384.828	5.98	1,467,401
Qualified XII (0.55)		125,345.022	6.03	755,830
Qualified XII (0.60)		110,333.625	6.00	662,002
Qualified XII (0.65)		190,578.549	5.97	1,137,754
Qualified XII (0.70)		291,857.375	5.94	1,733,633
Qualified XII (0.75)		377,307.236	5.90	2,226,113
Qualified XII (0.80)		511,208.161	6.34	3,241,060
Qualified XII (0.85)		606,165.934	6.81	4,127,990
Qualified XII (0.90)		35,480.634	6.07	215,367
Qualified XII (0.95)		456,027.418	6.73	3,069,065
Qualified XII (1.00)		1,290,936.530	6.68	8,623,456
Qualified XII (1.05)		120,140.309	6.64	797,732
Qualified XII (1.10)		89,383.583	6.60	589,932
Qualified XII (1.15)		88,994.207	6.56	583,802
Qualified XII (1.20)		29,024.325	6.52	189,239
Qualified XII (1.25)		52,530.619	6.48	340,398
Qualified XII (1.30)		4,769.708	6.44	30,717
Qualified XII (1.35)		1,665.661	6.40	10,660
Qualified XII (1.40)		19,484.575	6.36	123,922
Qualified XII (1.45)		2,306.580	6.31	14,555
Qualified XII (1.50)		6,174.492	6.28	38,776
Qualified XV		10,552.692	10.13	106,899
Qualified XVI		66,834.215	9.49	634,257
Qualified XVII		2,008.198	9.77	19,620
Qualified XVIII		6,458.037	9.77	63,095
Qualified XXV		17,774.109	10.19	181,118
Qualified XXVI		5,517.848	10.06	55,510
Qualified XXVII		1,106,993.597	10.06	11,136,356
Qualified XXVIII		220,287.403	10.03	2,209,483
Qualified XXXII		9,751.967	7.97	77,723
Qualified XXXVI		38,195.264	7.07	270,041
Qualified XXXVIII		89,896.768	5.87	527,694
Qualified XLIII		4,583.761	5.85	26,815

	283

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Qualified LIII	48,820.146	$ 7.83	$ 382,262
Qualified LIV	27,739.512	7.78	215,813
Qualified LVI	59,185.786	7.86	465,200
Qualified LIX	17,120.297	7.14	122,239
	10,313,932.319		$ 84,378,377
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	284.591	$ 7.56	$ 2,152
ING MAP PLUS NP3	631.181	7.52	4,746
ING MAP PLUS NP9	7,454.718	7.41	55,239
ING MAP PLUS NP17	5,703.073	7.27	41,461
ING MAP PLUS NP22	2,113.337	7.18	15,174
ING MAP PLUS NP26	134.108	7.11	954
	16,321.008		$ 119,726
ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP23	3,472.420	$ 5.43	$ 18,855
ING MAP PLUS NP26	8,257.280	5.40	44,589
Qualified VI	88,658.061	5.40	478,754
Qualified XII (0.00)	108.957	5.59	609
Qualified XII (0.30)	1,067.856	5.54	5,916
Qualified XII (0.40)	528.687	5.53	2,924
Qualified XII (0.50)	129,725.278	5.51	714,786
Qualified XII (0.55)	2,610.263	5.51	14,383
Qualified XII (0.60)	22.425	5.50	123
Qualified XII (0.65)	2,033.812	5.49	11,166
Qualified XII (0.70)	2,401.511	5.48	13,160
Qualified XII (0.75)	30,934.803	5.48	169,523
Qualified XII (0.80)	135.384	5.47	741
Qualified XII (0.85)	4,059.766	5.46	22,166
Qualified XII (0.90)	1,175.795	5.46	6,420
Qualified XII (0.95)	9,471.525	5.45	51,620
Qualified XII (1.00)	50,600.421	5.44	275,266
Qualified XII (1.05)	2,856.453	5.43	15,511
Qualified XII (1.10)	1,946.698	5.43	10,571
Qualified XII (1.15)	6,541.221	5.42	35,453
Qualified XII (1.20)	1,034.503	5.41	5,597
Qualified XII (1.25)	3,124.315	5.40	16,871
Qualified XII (1.30)	920.487	5.40	4,971
Qualified XII (1.40)	144.751	5.38	779
Qualified XV	2,788.695	5.45	15,198
Qualified XVI	2,556.117	5.37	13,726
Qualified XXV	31.172	5.48	171
Qualified XXVI	848.330	5.46	4,632
Qualified XXXVIII	848.660	4.86	4,124
Qualified XLIII	439.210	4.85	2,130
Qualified LIII	954.872	5.53	5,280
Qualified LIV	14.222	5.50	78
Qualified LVI	23.763	5.56	132
	360,337.713		$ 1,966,225

284

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	31,103.530	$ 7.66	$ 238,253

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	225,893.303	$8.33 to $8.50	$ 1,915,794
Contracts in accumulation period:
ING Custom Choice 62	5,013.011	8.42	42,210
ING MAP PLUS NP1	13,128.349	8.77	115,136
ING MAP PLUS NP3	3,422.786	8.74	29,915
ING MAP PLUS NP8	10,068.002	8.65	87,088
ING MAP PLUS NP10	15,806.145	8.62	136,249
ING MAP PLUS NP11	28,611.760	8.60	246,061
ING MAP PLUS NP12	12,781.822	8.59	109,796
ING MAP PLUS NP14	10,562.574	8.55	90,310
ING MAP PLUS NP15	23,959.689	8.54	204,616
ING MAP PLUS NP17	16,652.729	8.50	141,548
ING MAP PLUS NP18	13,163.648	8.49	111,759
ING MAP PLUS NP19	8,984.523	8.47	76,099
ING MAP PLUS NP20	22,592.076	8.45	190,903
ING MAP PLUS NP21	9,680.940	8.44	81,707
ING MAP PLUS NP22	4,419.328	8.42	37,211
ING MAP PLUS NP23	12,122.489	8.40	101,829
ING MAP PLUS NP24	1,017.588	8.39	8,538
ING MAP PLUS NP25	7,952.872	8.37	66,566
ING MAP PLUS NP26	2,194.219	8.36	18,344
ING MAP PLUS NP27	446.585	8.34	3,725
ING MAP PLUS NP28	14,030.143	8.32	116,731
ING MAP PLUS NP29	1,465.534	8.31	12,179
ING MAP PLUS NP30	3,995.183	8.29	33,120
ING MAP PLUS NP32	417.240	8.26	3,446
ING MAP PLUS NP35	1,244.071	8.21	10,214
Qualified V	2,634.406	8.37	22,050
Qualified VI	15,113,545.848	8.42	127,256,056
Qualified VIII	15,355.909	8.42	129,297
Qualified X (1.15)	799,138.915	8.45	6,752,724
Qualified X (1.25)	1,246,856.825	8.42	10,498,534
Qualified XII (0.00)	62,670.534	9.20	576,569
Qualified XII (0.05)	538,260.704	9.22	4,962,764
Qualified XII (0.10)	502.935	8.81	4,431
Qualified XII (0.20)	104,815.382	8.77	919,231
Qualified XII (0.25)	22,622.799	9.09	205,641
Qualified XII (0.30)	777,795.050	8.74	6,797,929
Qualified XII (0.35)	57,029.070	8.72	497,293
Qualified XII (0.40)	198,507.587	8.70	1,727,016
Qualified XII (0.45)	2,187.270	8.69	19,007
Qualified XII (0.50)	1,281,593.639	9.04	11,585,607
Qualified XII (0.55)	334,131.927	8.65	2,890,241

285

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XII (0.60)	514,068.553	$ 8.64	$ 4,441,552
Qualified XII (0.65)	935,360.868	8.62	8,062,811
Qualified XII (0.70)	618,430.600	8.60	5,318,503
Qualified XII (0.75)	1,740,357.517	8.59	14,949,671
Qualified XII (0.80)	1,961,961.878	8.93	17,520,320
Qualified XII (0.85)	1,562,267.520	8.55	13,357,387
Qualified XII (0.90)	151,270.481	8.89	1,344,795
Qualified XII (0.95)	1,893,044.675	8.52	16,128,741
Qualified XII (1.00)	4,895,755.260	8.86	43,376,392
Qualified XII (1.05)	361,586.103	8.84	3,196,421
Qualified XII (1.10)	406,348.984	8.83	3,588,062
Qualified XII (1.15)	368,463.527	8.80	3,242,479
Qualified XII (1.20)	124,953.171	8.77	1,095,839
Qualified XII (1.25)	423,529.071	8.76	3,710,115
Qualified XII (1.30)	22,729.907	8.74	198,659
Qualified XII (1.35)	11,716.277	8.39	98,300
Qualified XII (1.40)	59,696.315	8.91	531,894
Qualified XII (1.45)	19,338.266	8.36	161,668
Qualified XII (1.50)	14,371.311	8.34	119,857
Qualified XIII	610.950	8.52	5,205
Qualified XV	90,310.140	8.52	769,442
Qualified XVI	392,660.821	8.34	3,274,791
Qualified XVII	35,467.935	8.42	298,640
Qualified XVIII	61,961.815	8.42	521,718
Qualified XXII	1,815.809	8.69	15,779
Qualified XXV	160,039.447	8.59	1,374,739
Qualified XXVI	36,322.867	8.54	310,197
Qualified XXVII	7,651,915.256	8.49	64,964,761
Qualified XXVIII	2,840,311.555	8.49	24,114,245
Qualified XXXII	37,415.401	8.42	315,038
Qualified XXXIII (0.65)	46,864.672	8.62	403,973
Qualified XXXVI	72,336.797	8.65	625,713
Qualified XXXVIII	358,220.694	5.76	2,063,351
Qualified XLIII	29,433.925	5.74	168,951
Qualified LIII	213,686.371	8.92	1,906,082
Qualified LIV	143,516.884	8.87	1,272,995
Qualified LVI	212,876.910	8.96	1,907,377
Qualified LIX	40,030.451	8.70	348,265
	49,538,324.393		$ 423,940,212
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.714	$ 9.87	$ 7
Qualified X (1.25)	33.889	9.87	334
Qualified XII (1.00)	26,571.871	10.03	266,516
	26,606.474		$ 266,857

286

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	26,264.009	$ 9.84	$ 258,438

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	196,452.079	$9.46 to $9.83	$ 1,924,963
Contracts in accumulation period:
Qualified V	2,324.727	9.54	22,178
Qualified VI	3,183,170.909	9.60	30,558,441
Qualified VIII	2,185.515	9.60	20,981
Qualified X (1.15)	113,577.381	9.64	1,094,886
Qualified X (1.25)	230,526.738	9.60	2,213,057
Qualified XII (0.00)	10,512.973	10.08	105,971
Qualified XII (0.05)	161,168.327	10.20	1,643,917
Qualified XII (0.20)	26,195.005	10.00	261,950
Qualified XII (0.25)	4,259.651	9.98	42,511
Qualified XII (0.30)	261,592.669	9.96	2,605,463
Qualified XII (0.35)	3,310.732	9.95	32,942
Qualified XII (0.40)	110,126.331	10.04	1,105,668
Qualified XII (0.45)	10.652	9.91	106
Qualified XII (0.50)	538,205.498	10.00	5,382,055
Qualified XII (0.55)	60,616.383	9.97	604,345
Qualified XII (0.60)	90,415.311	9.95	899,632
Qualified XII (0.65)	223,197.562	9.83	2,194,032
Qualified XII (0.70)	184,286.778	9.81	1,807,853
Qualified XII (0.75)	395,254.371	9.79	3,869,540
Qualified XII (0.80)	446,158.269	9.88	4,408,044
Qualified XII (0.85)	487,485.129	9.86	4,806,603
Qualified XII (0.90)	73,247.435	9.84	720,755
Qualified XII (0.95)	530,219.390	9.82	5,206,754
Qualified XII (1.00)	1,398,547.367	9.80	13,705,764
Qualified XII (1.05)	98,318.985	9.68	951,728
Qualified XII (1.10)	110,697.831	9.76	1,080,411
Qualified XII (1.15)	76,222.345	9.74	742,406
Qualified XII (1.20)	63,281.849	9.71	614,467
Qualified XII (1.25)	168,466.235	9.70	1,634,122
Qualified XII (1.30)	15,654.710	9.68	151,538
Qualified XII (1.35)	2,222.530	9.69	21,536
Qualified XII (1.40)	25,995.804	9.68	251,639
Qualified XII (1.45)	9,805.031	9.65	94,619
Qualified XII (1.50)	698.615	9.62	6,721
Qualified XIII	3,332.456	9.72	32,391
Qualified XV	15,739.365	9.72	152,987
Qualified XVI	87,074.261	9.51	828,076
Qualified XVII	16,996.375	9.60	163,165
Qualified XVIII	13,303.951	9.60	127,718
Qualified XXI	26,196.942	9.77	255,944
Qualified XXV	13,542.184	9.79	132,578

287

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class (continued)
Qualified XXVI	6,990.360	$ 9.74	$ 68,086
Qualified XXVII	1,042,675.835	9.81	10,228,650
Qualified XXVIII	367,236.071	9.81	3,602,586
Qualified XXXII	4,492.665	9.60	43,130
Qualified XXXIII (0.65)	50,046.345	9.83	491,956
Qualified XXXVI	13,867.669	9.87	136,874
Qualified XXXVIII	40,880.428	8.53	348,710
Qualified XLIII	3,178.100	8.50	27,014
Qualified LIII	66,460.260	10.03	666,596
Qualified LIV	73,896.802	9.96	736,012
Qualified LVI	49,703.833	10.07	500,518
Qualified LIX	3,688.579	9.92	36,591
	11,203,713.598		$ 109,367,180
ING Oppenheimer Strategic Income Portfolio -
Service Class
Currently payable annuity contracts:	1,264.806	$ 9.50	$ 12,016
Contracts in accumulation period:
ING MAP PLUS NP9	2,857.435	8.73	24,945
ING MAP PLUS NP10	3,831.036	8.72	33,407
ING MAP PLUS NP11	9,966.809	8.71	86,811
ING MAP PLUS NP12	3,972.342	8.71	34,599
ING MAP PLUS NP19	515.826	8.66	4,467
ING MAP PLUS NP22	1,771.699	8.63	15,290
ING MAP PLUS NP24	165.331	8.62	1,425
ING MAP PLUS NP28	343.896	8.59	2,954
	24,689.180		$ 215,914
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	76,713.649	$ 11.34	$ 869,933

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	189,318.102	$10.96 to $11.67	$ 2,204,086
Contracts in accumulation period:
ING Custom Choice 62	4,006.789	11.50	46,078
ING MAP PLUS NP1	126,745.699	11.99	1,519,681
ING MAP PLUS NP4	28,367.579	11.91	337,858
ING MAP PLUS NP6	19,760.597	11.85	234,163
ING MAP PLUS NP8	4,099.217	11.79	48,330
ING MAP PLUS NP9	25,419.207	11.76	298,930
ING MAP PLUS NP10	25,258.529	11.73	296,283
ING MAP PLUS NP11	33,070.096	11.70	386,920
ING MAP PLUS NP12	22,841.750	11.67	266,563
ING MAP PLUS NP13	1,231.155	11.65	14,343
ING MAP PLUS NP14	20,570.567	11.62	239,030
ING MAP PLUS NP15	22,597.862	11.59	261,909
ING MAP PLUS NP16	11,861.561	11.56	137,120
ING MAP PLUS NP17	428.827	11.53	4,944
ING MAP PLUS NP18	34,071.883	11.50	391,827

288

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
ING MAP PLUS NP19	17,094.451	$ 11.48	$ 196,244
ING MAP PLUS NP20	56,051.284	11.45	641,787
ING MAP PLUS NP21	40,172.417	11.42	458,769
ING MAP PLUS NP22	781.286	11.39	8,899
ING MAP PLUS NP23	12,640.666	11.36	143,598
ING MAP PLUS NP24	157.900	11.34	1,791
ING MAP PLUS NP25	2,525.244	11.31	28,561
ING MAP PLUS NP26	15,560.433	11.28	175,522
ING MAP PLUS NP27	464.259	11.25	5,223
ING MAP PLUS NP28	15,029.238	11.22	168,628
ING MAP PLUS NP29	2,653.996	11.20	29,725
ING MAP PLUS NP30	1,996.400	11.17	22,300
ING MAP PLUS NP32	344.030	11.11	3,822
ING MAP PLUS NP35	1,239.117	11.03	13,667
ING MAP PLUS NP36	809.676	11.01	8,915
Qualified V	1,120.101	12.38	13,867
Qualified VI	2,062,760.382	12.51	25,805,132
Qualified VIII	730.284	12.51	9,136
Qualified X (1.15)	33,225.296	12.60	418,639
Qualified X (1.25)	159,392.894	12.51	1,994,005
Qualified XII (0.00)	5,931.513	13.60	80,669
Qualified XII (0.25)	2,218.916	13.38	29,689
Qualified XII (0.30)	118,713.229	13.33	1,582,447
Qualified XII (0.35)	1,576.309	13.29	20,949
Qualified XII (0.40)	315,701.875	13.24	4,179,893
Qualified XII (0.50)	68,749.088	13.15	904,051
Qualified XII (0.55)	109,249.908	13.11	1,432,266
Qualified XII (0.60)	54,887.294	13.07	717,377
Qualified XII (0.65)	148,197.313	13.02	1,929,529
Qualified XII (0.70)	90,947.722	12.98	1,180,501
Qualified XII (0.75)	221,434.023	12.94	2,865,356
Qualified XII (0.80)	143,360.486	12.89	1,847,917
Qualified XII (0.85)	315,621.503	12.85	4,055,736
Qualified XII (0.90)	35,263.922	12.81	451,731
Qualified XII (0.95)	379,648.742	12.76	4,844,318
Qualified XII (1.00)	904,320.996	12.72	11,502,963
Qualified XII (1.05)	50,215.276	12.68	636,730
Qualified XII (1.10)	43,629.199	12.64	551,473
Qualified XII (1.15)	54,299.978	12.60	684,180
Qualified XII (1.20)	23,609.340	12.55	296,297
Qualified XII (1.25)	143,141.405	12.51	1,790,699
Qualified XII (1.30)	1,678.689	12.47	20,933
Qualified XII (1.35)	3,297.289	12.43	40,985
Qualified XII (1.40)	11,691.820	12.39	144,862
Qualified XII (1.45)	11,334.130	12.35	139,977
Qualified XII (1.50)	9,582.547	12.30	117,865
Qualified XIII	1,601.452	12.76	20,435

289

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
Qualified XV	6,987.172	$ 12.76	$ 89,156
Qualified XVI	64,254.920	12.30	790,336
Qualified XVII	1,667.728	12.51	20,863
Qualified XVIII	2,386.100	12.72	30,351
Qualified XXI	15,482.289	12.89	199,567
Qualified XXV	15,358.926	12.94	198,745
Qualified XXVI	4,460.668	12.81	57,141
Qualified XXVII	1,322,612.020	11.66	15,421,656
Qualified XXVIII	543,017.579	12.73	6,912,614
Qualified XXXII	1,765.211	11.38	20,088
Qualified XXXIII (0.65)	26,533.345	13.24	351,301
Qualified XXXVIII	27,750.502	10.20	283,055
Qualified XLIII	315.674	10.17	3,210
Qualified LIII	41,788.794	11.39	475,974
Qualified LIV	66,131.931	11.32	748,613
Qualified LVI	25,669.153	11.44	293,655
Qualified LIX	3,486.149	13.32	46,436
	8,433,970.899		$ 104,848,884
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	23,223.394	$ 7.79	$ 180,910
Contracts in accumulation period:
Qualified VI	137,289.671	7.73	1,061,249
Qualified X (1.15)	2,309.797	7.75	17,901
Qualified X (1.25)	13,366.613	7.73	103,324
Qualified XII (0.00)	1,301.155	7.99	10,396
Qualified XII (0.25)	268.238	7.94	2,130
Qualified XII (0.30)	487.330	7.93	3,865
Qualified XII (0.40)	3,690.288	7.91	29,190
Qualified XII (0.50)	154,034.839	7.89	1,215,335
Qualified XII (0.55)	700.948	7.88	5,523
Qualified XII (0.60)	372.262	7.87	2,930
Qualified XII (0.65)	2,869.719	7.86	22,556
Qualified XII (0.70)	2,290.263	7.84	17,956
Qualified XII (0.75)	16,238.462	7.83	127,147
Qualified XII (0.80)	2,363.863	7.82	18,485
Qualified XII (0.85)	19,694.471	7.81	153,814
Qualified XII (0.90)	2,473.787	7.80	19,296
Qualified XII (0.95)	31,965.858	7.79	249,014
Qualified XII (1.00)	60,169.848	7.78	468,121
Qualified XII (1.05)	3,630.873	7.77	28,212
Qualified XII (1.10)	581.325	7.76	4,511
Qualified XII (1.15)	857.819	7.75	6,648
Qualified XII (1.20)	332.556	7.74	2,574
Qualified XII (1.25)	12,276.334	7.73	94,896
Qualified XII (1.35)	113.006	7.71	871
Qualified XII (1.40)	7,469.703	7.70	57,517
Qualified XII (1.45)	44.092	7.69	339

290

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
(continued)
Qualified XII (1.50)		8.521	$ 7.68	$ 65
Qualified XV		402.082	7.79	3,132
Qualified XVI		1,865.615	7.68	14,328
Qualified XVIII		886.866	7.78	6,900
Qualified XXV		1,442.554	7.83	11,295
Qualified XXVI		609.054	7.80	4,751
Qualified XXXVIII		26.000	6.96	181
Qualified LIII		530.636	7.92	4,203
Qualified LIV		1,198.154	7.86	9,417
Qualified LVI		963.834	7.95	7,662
Qualified LIX		28.502	7.89	225
		508,378.332		$ 3,966,869
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15		4.456	$ 7.79	$ 35
ING MAP PLUS NP21		13.613	7.73	105
ING MAP PLUS NP22		367.058	7.72	2,834
ING MAP PLUS NP23		1,076.481	7.71	8,300
ING MAP PLUS NP26		938.203	7.68	7,205
ING MAP PLUS NP28		1,392.760	7.66	10,669
ING MAP PLUS NP29		6,816.625	7.65	52,147
		10,609.196		$ 81,295
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		156,787.485	$ 9.03	$ 1,415,791
ING MAP PLUS NP3		3,895.256	9.00	35,057
ING MAP PLUS NP4		111.197	8.98	999
ING MAP PLUS NP6		20,903.735	8.95	187,088
ING MAP PLUS NP8		103,925.688	8.92	927,017
ING MAP PLUS NP9		39,675.184	8.90	353,109
ING MAP PLUS NP10		229,066.448	8.88	2,034,110
ING MAP PLUS NP11		49,798.024	8.87	441,708
ING MAP PLUS NP12		55,806.049	8.85	493,884
ING MAP PLUS NP13		29,290.258	8.84	258,926
ING MAP PLUS NP14		17,651.714	8.82	155,688
ING MAP PLUS NP15		45,726.343	8.80	402,392
ING MAP PLUS NP16		61,297.235	8.79	538,803
ING MAP PLUS NP17		66,806.109	8.77	585,890
ING MAP PLUS NP18		4,718.431	8.75	41,286
ING MAP PLUS NP19		44,122.214	8.74	385,628
ING MAP PLUS NP20		19,221.570	8.72	167,612
ING MAP PLUS NP21		65,385.766	8.71	569,510
ING MAP PLUS NP22		25,963.012	8.69	225,619
ING MAP PLUS NP23		38,863.796	8.67	336,949
ING MAP PLUS NP24		9,214.863	8.66	79,801
ING MAP PLUS NP25		653.676	8.64	5,648
ING MAP PLUS NP26		5,526.611	8.63	47,695

	291

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Adviser Class
(continued)
ING MAP PLUS NP27		36,277.393	$ 8.61	$ 312,348
ING MAP PLUS NP28		1,854.909	8.60	15,952
ING MAP PLUS NP29		38,616.462	8.58	331,329
ING MAP PLUS NP30		7,550.334	8.56	64,631
ING MAP PLUS NP32		128.309	8.53	1,094
Qualified XXXV		24,117.279	8.52	205,479
		1,202,955.350		$ 10,621,043
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62		762.550	$ 8.72	$ 6,649
Qualified V		2,039.564	8.67	17,683
Qualified VI		847,119.666	8.72	7,386,883
Qualified X (1.15)		46,279.221	8.75	404,943
Qualified X (1.25)		101,928.077	8.72	888,813
Qualified XII (0.00)		1,917.927	9.13	17,511
Qualified XII (0.05)		216,896.404	9.13	1,980,264
Qualified XII (0.25)		4.625	9.05	42
Qualified XII (0.30)		55,754.732	9.03	503,465
Qualified XII (0.35)		184,289.226	9.01	1,660,446
Qualified XII (0.40)		31,167.003	9.00	280,503
Qualified XII (0.50)		231,754.094	8.96	2,076,517
Qualified XII (0.55)		71,175.051	8.95	637,017
Qualified XII (0.60)		160,681.896	8.93	1,434,889
Qualified XII (0.65)		24,589.088	8.91	219,089
Qualified XII (0.70)		88,111.138	8.90	784,189
Qualified XII (0.75)		135,591.014	8.88	1,204,048
Qualified XII (0.80)		56,930.859	8.86	504,407
Qualified XII (0.85)		154,945.948	8.85	1,371,272
Qualified XII (0.90)		35,051.171	8.83	309,502
Qualified XII (0.95)		165,605.726	8.82	1,460,643
Qualified XII (1.00)		162,348.532	8.80	1,428,667
Qualified XII (1.05)		78,013.556	8.78	684,959
Qualified XII (1.10)		20,302.161	8.77	178,050
Qualified XII (1.15)		45,987.007	8.75	402,386
Qualified XII (1.20)		6,738.528	8.73	58,827
Qualified XII (1.25)		81,061.912	8.72	706,860
Qualified XII (1.30)		3,175.902	8.70	27,630
Qualified XII (1.40)		7,535.488	8.67	65,333
Qualified XII (1.45)		755.850	8.65	6,538
Qualified XIII		42.741	8.82	377
Qualified XV		7,859.710	8.82	69,323
Qualified XVI		44,341.424	8.64	383,110
Qualified XVIII		10,911.694	8.72	95,150
Qualified XXI		7,208.315	8.86	63,866
Qualified XXV		1,083.985	8.88	9,626
Qualified XXVI		341.821	8.83	3,018
Qualified XXVIII		26,841.644	7.21	193,528

	292

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
(continued)
Qualified XXXII		5,337.610	$ 8.72	$ 46,544
Qualified XXXVI		288.678	8.95	2,584
Qualified XXXVIII		3,865.147	7.19	27,790
Qualified XLIII		154.897	7.17	1,111
Qualified LIII		33,271.709	9.03	300,444
Qualified LIV		16,604.775	8.97	148,945
Qualified LVI		40,854.933	9.07	370,554
Qualified LIX		145.337	8.98	1,305
		3,217,668.336		$ 28,425,300
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		245,662.027	$ 8.49	$ 2,085,671
ING MAP PLUS NP3		428.017	8.46	3,621
ING MAP PLUS NP4		11,629.602	8.44	98,154
ING MAP PLUS NP6		8,555.096	8.41	71,948
ING MAP PLUS NP8		110,596.925	8.38	926,802
ING MAP PLUS NP9		92,067.379	8.36	769,683
ING MAP PLUS NP10		136,123.235	8.35	1,136,629
ING MAP PLUS NP11		87,095.092	8.33	725,502
ING MAP PLUS NP12		107,218.093	8.32	892,055
ING MAP PLUS NP13		15,146.889	8.30	125,719
ING MAP PLUS NP14		50,358.084	8.29	417,469
ING MAP PLUS NP15		80,400.392	8.27	664,911
ING MAP PLUS NP16		65,597.065	8.26	541,832
ING MAP PLUS NP17		33,985.745	8.24	280,043
ING MAP PLUS NP18		2,542.865	8.23	20,928
ING MAP PLUS NP19		50,865.753	8.21	417,608
ING MAP PLUS NP20		14,016.366	8.20	114,934
ING MAP PLUS NP21		111,887.259	8.18	915,238
ING MAP PLUS NP22		18,430.699	8.17	150,579
ING MAP PLUS NP23		53,726.347	8.15	437,870
ING MAP PLUS NP24		36,525.350	8.14	297,316
ING MAP PLUS NP25		6,733.032	8.12	54,672
ING MAP PLUS NP26		14,979.925	8.11	121,487
ING MAP PLUS NP27		25,609.046	8.09	207,177
ING MAP PLUS NP28		13,241.772	8.08	106,994
ING MAP PLUS NP29		16,978.808	8.06	136,849
ING MAP PLUS NP30		7,136.769	8.05	57,451
ING MAP PLUS NP32		6,643.495	8.02	53,281
Qualified XXXV		24,870.085	7.86	195,479
		1,449,051.212		$ 12,027,902

	293

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Qualified V		1,833.714	$ 8.14	$ 14,926
Qualified VI		1,273,395.295	8.19	10,429,107
Qualified X (1.15)		38,679.313	8.22	317,944
Qualified X (1.25)		94,699.400	8.19	775,588
Qualified XII (0.00)		24,076.462	8.57	206,335
Qualified XII (0.05)		501,318.194	8.56	4,291,284
Qualified XII (0.25)		3,924.915	8.49	33,323
Qualified XII (0.30)		103,083.593	8.48	874,149
Qualified XII (0.35)		205,625.329	8.46	1,739,590
Qualified XII (0.40)		45,787.675	8.45	386,906
Qualified XII (0.50)		205,307.566	8.41	1,726,637
Qualified XII (0.55)		61,284.949	8.40	514,794
Qualified XII (0.60)		282,861.628	8.38	2,370,380
Qualified XII (0.65)		11,054.431	8.37	92,526
Qualified XII (0.70)		166,858.824	8.35	1,393,271
Qualified XII (0.75)		226,390.459	8.34	1,888,096
Qualified XII (0.80)		32,066.286	8.32	266,792
Qualified XII (0.85)		278,523.229	8.31	2,314,528
Qualified XII (0.90)		50,384.847	8.29	417,690
Qualified XII (0.95)		257,129.244	8.28	2,129,030
Qualified XII (1.00)		214,322.869	8.26	1,770,307
Qualified XII (1.05)		49,901.915	8.25	411,691
Qualified XII (1.10)		63,036.826	8.23	518,793
Qualified XII (1.15)		61,988.655	8.22	509,547
Qualified XII (1.20)		22,181.637	8.20	181,889
Qualified XII (1.25)		45,542.954	8.19	372,997
Qualified XII (1.30)		2,997.388	8.17	24,489
Qualified XII (1.35)		72.848	8.15	594
Qualified XII (1.40)		23,029.722	8.14	187,462
Qualified XII (1.45)		3,531.617	8.13	28,712
Qualified XV		1,813.341	8.28	15,014
Qualified XVI		40,147.042	8.11	325,593
Qualified XVIII		289.328	8.19	2,370
Qualified XXI		20,099.901	8.32	167,231
Qualified XXV		632.291	8.34	5,273
Qualified XXVI		1,167.203	8.29	9,676
Qualified XXVIII		33,376.720	6.47	215,947
Qualified XXXII		2,054.078	8.19	16,823
Qualified XXXVI		449.317	8.40	3,774
Qualified XXXVIII		5,926.451	6.45	38,226
Qualified XLIII		137.608	6.43	885
Qualified LIII		41,497.499	8.48	351,899
Qualified LIV		26,857.521	8.42	226,140
Qualified LVI		43,270.256	8.51	368,230
		4,568,610.340		$ 37,936,458

	294

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		110,404.498	$ 8.36	$ 922,982
ING MAP PLUS NP4		779.322	8.32	6,484
ING MAP PLUS NP6		5,176.036	8.29	42,909
ING MAP PLUS NP8		176,524.452	8.26	1,458,092
ING MAP PLUS NP9		99,664.208	8.24	821,233
ING MAP PLUS NP10		76,647.795	8.23	630,811
ING MAP PLUS NP11		50,713.468	8.21	416,358
ING MAP PLUS NP12		95,572.394	8.20	783,694
ING MAP PLUS NP13		20,938.978	8.18	171,281
ING MAP PLUS NP14		73,308.256	8.17	598,928
ING MAP PLUS NP15		65,763.459	8.15	535,972
ING MAP PLUS NP16		45,201.471	8.14	367,940
ING MAP PLUS NP17		66,359.787	8.12	538,841
ING MAP PLUS NP18		5,461.515	8.11	44,293
ING MAP PLUS NP19		39,442.871	8.09	319,093
ING MAP PLUS NP20		13,915.837	8.08	112,440
ING MAP PLUS NP21		62,444.439	8.06	503,302
ING MAP PLUS NP22		20,144.602	8.05	162,164
ING MAP PLUS NP23		25,176.918	8.03	202,171
ING MAP PLUS NP24		21,989.812	8.02	176,358
ING MAP PLUS NP25		6,247.198	8.00	49,978
ING MAP PLUS NP26		13,786.498	7.99	110,154
ING MAP PLUS NP27		38,382.458	7.97	305,908
ING MAP PLUS NP28		9,501.020	7.96	75,628
ING MAP PLUS NP29		18,715.390	7.94	148,600
ING MAP PLUS NP30		5,965.784	7.93	47,309
ING MAP PLUS NP32		1,280.341	7.90	10,115
Qualified XXXV		26,678.097	7.66	204,354
		1,196,186.904		$ 9,767,392

	295

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI		753,836.188	$ 8.07	$ 6,083,458
Qualified X (1.15)		14,092.698	8.10	114,151
Qualified X (1.25)		61,689.674	8.07	497,836
Qualified XII (0.00)		14,316.167	8.45	120,972
Qualified XII (0.05)		330,457.848	8.44	2,789,064
Qualified XII (0.25)		853.268	8.37	7,142
Qualified XII (0.30)		113,613.116	8.36	949,806
Qualified XII (0.35)		139,376.776	8.34	1,162,402
Qualified XII (0.40)		30,561.882	8.33	254,580
Qualified XII (0.50)		228,490.035	8.29	1,894,182
Qualified XII (0.55)		40,252.894	8.28	333,294
Qualified XII (0.60)		139,208.884	8.26	1,149,865
Qualified XII (0.65)		10,473.320	8.25	86,405
Qualified XII (0.70)		144,870.671	8.23	1,192,286
Qualified XII (0.75)		67,801.050	8.22	557,325
Qualified XII (0.80)		16,141.002	8.20	132,356
Qualified XII (0.85)		293,653.917	8.19	2,405,026
Qualified XII (0.90)		76,061.985	8.17	621,426
Qualified XII (0.95)		155,506.740	8.16	1,268,935
Qualified XII (1.00)		282,299.204	8.14	2,297,916
Qualified XII (1.05)		26,444.974	8.13	214,998
Qualified XII (1.10)		56,998.039	8.11	462,254
Qualified XII (1.15)		60,944.949	8.10	493,654
Qualified XII (1.20)		11,383.151	8.08	91,976
Qualified XII (1.25)		63,052.761	8.07	508,836
Qualified XII (1.30)		1,997.252	8.05	16,078
Qualified XII (1.35)		17.194	8.04	138
Qualified XII (1.40)		15,217.085	8.02	122,041
Qualified XII (1.45)		431.740	8.01	3,458
Qualified XII (1.50)		2,270.003	7.99	18,137
Qualified XIII		1,187.114	8.16	9,687
Qualified XV		24.038	8.16	196
Qualified XVI		54,863.004	7.99	438,355
Qualified XVIII		2,071.732	8.07	16,719
Qualified XXI		51,405.283	8.20	421,523
Qualified XXV		8,141.738	8.22	66,925
Qualified XXVI		343.404	8.17	2,806
Qualified XXXII		2,323.994	8.07	18,755
Qualified XXXVI		6,412.873	8.28	53,099
Qualified XXXVIII		24,052.483	6.13	147,442
Qualified XLIII		1,785.065	6.11	10,907
Qualified LIII		25,362.072	8.35	211,773
Qualified LIV		18,919.680	8.30	157,033
Qualified LVI		34,912.505	8.39	292,916
Qualified LIX		1,511.811	8.31	12,563
		3,385,631.263		$ 27,710,696

	296

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		189,549.634	$ 8.26	$ 1,565,680
ING MAP PLUS NP3		363.137	8.23	2,989
ING MAP PLUS NP4		2,828.613	8.21	23,223
ING MAP PLUS NP6		13,506.242	8.18	110,481
ING MAP PLUS NP8		163,988.913	8.15	1,336,510
ING MAP PLUS NP9		49,390.160	8.14	402,036
ING MAP PLUS NP10		18,535.268	8.12	150,506
ING MAP PLUS NP11		42,430.165	8.11	344,109
ING MAP PLUS NP12		17,806.022	8.09	144,051
ING MAP PLUS NP13		14,433.712	8.08	116,624
ING MAP PLUS NP14		42,550.247	8.06	342,955
ING MAP PLUS NP15		61,318.513	8.05	493,614
ING MAP PLUS NP16		4,053.122	8.03	32,547
ING MAP PLUS NP17		27,120.244	8.02	217,504
ING MAP PLUS NP18		846.134	8.00	6,769
ING MAP PLUS NP19		18,195.118	7.99	145,379
ING MAP PLUS NP20		3,511.225	7.97	27,984
ING MAP PLUS NP21		35,170.114	7.96	279,954
ING MAP PLUS NP22		12,970.842	7.95	103,118
ING MAP PLUS NP23		16,113.739	7.93	127,782
ING MAP PLUS NP24		10,672.920	7.92	84,530
ING MAP PLUS NP25		6,257.967	7.90	49,438
ING MAP PLUS NP26		11,664.665	7.89	92,034
ING MAP PLUS NP27		2,030.831	7.87	15,983
ING MAP PLUS NP28		3,420.253	7.86	26,883
ING MAP PLUS NP29		16,423.205	7.84	128,758
ING MAP PLUS NP30		4,835.649	7.83	37,863
ING MAP PLUS NP32		3,794.905	7.80	29,600
Qualified XXXV		3,498.564	7.43	25,994
		797,280.123		$ 6,464,898

	297

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI		587,537.146	$ 7.95	$ 4,670,920
Qualified X (1.15)		5,144.060	7.98	41,050
Qualified X (1.25)		31,958.003	7.95	254,066
Qualified XII (0.00)		4,131.246	8.32	34,372
Qualified XII (0.05)		187,679.667	8.32	1,561,495
Qualified XII (0.30)		100,303.819	8.23	825,500
Qualified XII (0.35)		16,962.620	8.22	139,433
Qualified XII (0.40)		20,618.717	8.20	169,073
Qualified XII (0.50)		149,502.699	8.17	1,221,437
Qualified XII (0.55)		23,976.308	8.16	195,647
Qualified XII (0.60)		70,951.878	8.14	577,548
Qualified XII (0.65)		12,258.554	8.13	99,662
Qualified XII (0.70)		108,425.379	8.11	879,330
Qualified XII (0.75)		53,974.485	8.10	437,193
Qualified XII (0.80)		4,802.991	8.08	38,808
Qualified XII (0.85)		205,962.627	8.07	1,662,118
Qualified XII (0.90)		21,630.005	8.05	174,122
Qualified XII (0.95)		129,544.760	8.04	1,041,540
Qualified XII (1.00)		165,753.158	8.02	1,329,340
Qualified XII (1.05)		15,800.813	8.01	126,565
Qualified XII (1.10)		55,699.569	7.99	445,040
Qualified XII (1.15)		25,773.380	7.98	205,672
Qualified XII (1.20)		13,002.891	7.96	103,503
Qualified XII (1.25)		40,658.420	7.95	323,234
Qualified XII (1.30)		1,916.261	7.93	15,196
Qualified XII (1.35)		12.544	7.92	99
Qualified XII (1.40)		22,707.453	7.91	179,616
Qualified XII (1.45)		252.006	7.89	1,988
Qualified XIII		97.558	8.04	784
Qualified XV		2,225.032	8.04	17,889
Qualified XVI		24,995.551	7.88	196,965
Qualified XXI		14,260.340	8.08	115,224
Qualified XXV		1,735.465	8.10	14,057
Qualified XXVI		1,594.866	8.05	12,839
Qualified XXVIII		9,152.521	5.89	53,908
Qualified XXXVI		11,959.161	8.16	97,587
Qualified XXXVIII		5,051.361	5.84	29,500
Qualified XLIII		2,946.567	5.82	17,149
Qualified LIII		10,083.341	8.23	82,986
Qualified LIV		12,034.692	8.18	98,444
Qualified LVI		23,132.414	8.27	191,305
Qualified LIX		743.447	8.19	6,089
		2,196,953.775		$ 17,688,293

	298

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	32,180.847	$ 7.64	$ 245,862
Qualified XII (0.50)	427.777	7.67	3,281
Qualified XII (0.60)	132.494	7.67	1,016
Qualified XII (0.65)	41.975	7.67	322
Qualified XII (0.70)	2,161.829	7.66	16,560
Qualified XII (0.80)	2,250.688	7.66	17,240
Qualified XII (0.85)	2,658.285	7.66	20,362
Qualified XII (0.95)	17.980	7.65	138
Qualified XII (1.00)	21,087.485	7.65	161,319
Qualified XII (1.10)	2,890.971	7.64	22,087
Qualified XII (1.25)	4,029.936	7.64	30,789
Qualified XII (1.40)	264.853	7.63	2,021
Qualified LIV	98.868	7.66	757
Qualified LVI	13,442.432	7.69	103,372
	81,686.420		$ 625,126
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	10,721.602	$ 6.91	$ 74,086
Qualified XII (0.70)	5,381.584	6.94	37,348
Qualified XII (0.80)	11.280	6.93	78
Qualified XII (0.85)	607.313	6.93	4,209
Qualified XII (0.90)	156.512	6.93	1,085
Qualified XII (0.95)	2,050.000	6.93	14,207
Qualified XII (1.00)	1,119.089	6.93	7,755
Qualified XII (1.05)	26.488	6.92	183
Qualified XII (1.10)	6.019	6.92	42
Qualified XII (1.25)	177.735	6.91	1,228
Qualified XV	45.698	6.93	317
Qualified XLIII	8.534	6.95	59
Qualified LIV	100.345	6.93	695
Qualified LVI	4,649.234	6.96	32,359
	25,061.433		$ 173,651

299

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		11,460.677	$ 9.68	$ 110,939
ING MAP PLUS NP4		8.096	9.63	78
ING MAP PLUS NP6		36,734.582	9.59	352,285
ING MAP PLUS NP8		164,589.865	9.56	1,573,479
ING MAP PLUS NP9		35,314.473	9.54	336,900
ING MAP PLUS NP10		305,682.724	9.52	2,910,100
ING MAP PLUS NP11		25,950.507	9.50	246,530
ING MAP PLUS NP12		23,709.744	9.49	225,005
ING MAP PLUS NP13		14,236.091	9.47	134,816
ING MAP PLUS NP14		13,820.551	9.45	130,604
ING MAP PLUS NP15		19,677.624	9.43	185,560
ING MAP PLUS NP16		26,895.602	9.42	253,357
ING MAP PLUS NP17		1,081.470	9.40	10,166
ING MAP PLUS NP18		6,180.926	9.38	57,977
ING MAP PLUS NP19		17,525.226	9.36	164,036
ING MAP PLUS NP21		31,729.571	9.33	296,037
ING MAP PLUS NP22		15,325.220	9.31	142,678
ING MAP PLUS NP23		739.978	9.30	6,882
ING MAP PLUS NP24		22,859.388	9.28	212,135
ING MAP PLUS NP25		1,467.154	9.26	13,586
ING MAP PLUS NP26		1,011.438	9.25	9,356
ING MAP PLUS NP28		568.230	9.21	5,233
ING MAP PLUS NP29		1,360.953	9.19	12,507
Qualified XXXV		76,422.111	9.40	718,368
		854,352.201		$ 8,108,614
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62		428.173	$ 9.34	$ 3,999
Qualified VI		196,648.931	9.34	1,836,701
Qualified X (1.15)		16,264.626	9.38	152,562
Qualified X (1.25)		83,878.663	9.34	783,427
Qualified XII (0.00)		284.612	9.78	2,784
Qualified XII (0.05)		47,168.619	9.78	461,309
Qualified XII (0.30)		91,871.050	9.68	889,312
Qualified XII (0.35)		5,920.575	9.66	57,193
Qualified XII (0.40)		1,170.330	9.64	11,282
Qualified XII (0.50)		53,963.051	9.60	518,045
Qualified XII (0.55)		6,853.338	9.59	65,724
Qualified XII (0.60)		27,938.770	9.57	267,374
Qualified XII (0.65)		5,293.895	9.55	50,557
Qualified XII (0.70)		12,606.163	9.53	120,137
Qualified XII (0.75)		7,502.477	9.52	71,424
Qualified XII (0.85)		22,487.914	9.48	213,185
Qualified XII (0.90)		713.198	9.46	6,747
Qualified XII (0.95)		20,663.996	9.45	195,275
Qualified XII (1.00)		64,790.098	9.43	610,971

	300

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
(continued)
Qualified XII (1.05)		8,685.515	$ 9.41	$ 81,731
Qualified XII (1.10)		6,426.589	9.39	60,346
Qualified XII (1.15)		4.779	9.38	45
Qualified XII (1.20)		36.928	9.36	346
Qualified XII (1.25)		5,441.987	9.34	50,828
Qualified XII (1.40)		662.258	9.29	6,152
Qualified XII (1.45)		193.656	9.27	1,795
Qualified XVI		1,113.215	9.26	10,308
Qualified XVIII		5,698.953	9.34	53,228
Qualified XXI		2,431.337	9.50	23,098
Qualified XXVIII		66.041	8.35	551
Qualified XXXII		1,177.952	9.34	11,002
Qualified LIV		122.592	9.61	1,178
Qualified LVI		34,010.973	9.72	330,587
		732,521.254		$ 6,949,203
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV		29,596.662	$ 7.17	$ 212,208

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts:		65,104.697	$ 7.65	$ 498,051
Contracts in accumulation period:
ING Custom Choice 62		1,460.574	7.52	10,984
ING MAP PLUS NP8		927.701	6.86	6,364
ING MAP PLUS NP15		597.180	6.78	4,049
ING MAP PLUS NP17		449.676	6.76	3,040
ING MAP PLUS NP18		1,119.806	6.75	7,559
ING MAP PLUS NP20		3,284.584	6.73	22,105
ING MAP PLUS NP22		4,991.280	6.71	33,491
ING MAP PLUS NP25		21.207	6.68	142
ING MAP PLUS NP26		43.601	6.67	291
ING MAP PLUS NP28		3,352.979	6.65	22,297
ING MAP PLUS NP29		796.681	6.64	5,290
Qualified V		1,926.147	7.47	14,388
Qualified VI		9,772,481.320	7.52	73,489,060
Qualified VIII		15,263.358	7.51	114,628
Qualified X (1.15)		449,141.695	7.54	3,386,528
Qualified X (1.25)		604,355.008	7.52	4,544,750
Qualified XII (0.00)		24,513.651	8.16	200,031
Qualified XII (0.05)		158,005.674	8.15	1,287,746
Qualified XII (0.10)		580.341	7.86	4,561
Qualified XII (0.20)		109,613.504	7.83	858,274
Qualified XII (0.25)		28,558.487	7.81	223,042
Qualified XII (0.30)		188,320.668	7.80	1,468,901
Qualified XII (0.35)		39,391.000	7.78	306,462
Qualified XII (0.40)		102,984.089	7.77	800,186
Qualified XII (0.45)		891.637	7.75	6,910

	301

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class (continued)
Qualified XII (0.50)		574,121.233	$ 7.99	$ 4,587,229
Qualified XII (0.55)		209,937.768	7.92	1,662,707
Qualified XII (0.60)		219,117.929	7.71	1,689,399
Qualified XII (0.65)		519,114.519	7.69	3,991,991
Qualified XII (0.70)		320,539.871	7.68	2,461,746
Qualified XII (0.75)		632,228.406	7.66	4,842,870
Qualified XII (0.80)		893,653.847	7.89	7,050,929
Qualified XII (0.85)		985,768.906	7.63	7,521,417
Qualified XII (0.90)		78,804.125	7.86	619,400
Qualified XII (0.95)		971,117.104	7.60	7,380,490
Qualified XII (1.00)		2,328,633.046	7.84	18,256,483
Qualified XII (1.05)		203,871.573	7.82	1,594,276
Qualified XII (1.10)		235,938.134	7.81	1,842,677
Qualified XII (1.15)		185,791.220	7.78	1,445,456
Qualified XII (1.20)		60,842.008	7.53	458,140
Qualified XII (1.25)		167,991.054	7.75	1,301,931
Qualified XII (1.30)		13,901.935	7.73	107,462
Qualified XII (1.35)		11,993.813	7.49	89,834
Qualified XII (1.40)		55,676.391	7.47	415,903
Qualified XII (1.45)		4,745.567	7.46	35,402
Qualified XII (1.50)		11,581.075	7.44	86,163
Qualified XIII		24.866	7.60	189
Qualified XV		94,485.232	7.60	718,088
Qualified XVI		220,931.461	7.44	1,643,730
Qualified XVII		14,496.355	7.52	109,013
Qualified XVIII		32,220.206	7.52	242,296
Qualified XXV		139,193.967	7.66	1,066,226
Qualified XXVI		58,039.735	7.62	442,263
Qualified XXVII		4,008,264.746	7.64	30,623,143
Qualified XXVIII		458,591.603	7.64	3,503,640
Qualified XXXII		17,665.652	7.52	132,846
Qualified XXII		95.258	7.75	738
Qualified XXXVI		71,144.106	7.72	549,233
Qualified XXXVIII		192,209.714	5.55	1,066,764
Qualified XLIII		18,897.888	5.53	104,505
Qualified LIII		256,599.937	8.13	2,086,157
Qualified LIV		76,133.905	8.08	615,162
Qualified LVI		186,941.583	8.17	1,527,313
Qualified LIX		113,452.053	7.76	880,388
		26,222,934.336		$ 200,072,729

	302

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	2,299.143	$ 7.91	$ 18,186
ING MAP PLUS NP8	1,352.153	7.77	10,506
ING MAP PLUS NP11	9,310.926	7.72	71,880
ING MAP PLUS NP12	5,339.326	7.70	41,113
ING MAP PLUS NP20	12,722.608	7.55	96,056
ING MAP PLUS NP26	37.995	7.44	283
Qualified VI	7.705	5.56	43
Qualified XII (1.00)	6,034.208	5.66	34,154
	37,104.064		$ 272,221
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	103,133.008	$ 7.20	$ 742,558

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	82,875.859	$5.91 to $9.90	$ 736,608
Contracts in accumulation period:
ING Custom Choice 62	3,182.259	8.12	25,840
Qualified V	1,628.782	14.83	24,155
Qualified VI	2,863,918.288	14.84	42,500,547
Qualified VIII	1,803.238	15.14	27,301
Qualified X (1.15)	152,373.054	16.85	2,567,486
Qualified X (1.25)	193,057.107	16.63	3,210,540
Qualified XII (0.00)	21,905.206	10.28	225,186
Qualified XII (0.05)	22,315.507	16.30	363,743
Qualified XII (0.10)	204.892	10.17	2,084
Qualified XII (0.20)	79,027.050	10.06	795,012
Qualified XII (0.25)	3,113.428	10.01	31,165
Qualified XII (0.30)	289,012.715	9.95	2,875,677
Qualified XII (0.35)	10,910.460	9.90	108,014
Qualified XII (0.40)	88,083.941	15.02	1,323,021
Qualified XII (0.45)	361.357	9.80	3,541
Qualified XII (0.50)	316,428.927	10.18	3,221,246
Qualified XII (0.55)	82,227.363	9.69	796,783
Qualified XII (0.60)	219,788.133	9.64	2,118,758
Qualified XII (0.65)	176,699.754	9.59	1,694,551
Qualified XII (0.70)	250,547.829	9.54	2,390,226
Qualified XII (0.75)	347,978.751	9.49	3,302,318
Qualified XII (0.80)	352,773.086	10.40	3,668,840
Qualified XII (0.85)	321,690.549	14.38	4,625,910
Qualified XII (0.90)	22,561.831	9.99	225,393
Qualified XII (0.95)	774,473.124	14.20	10,997,518
Qualified XII (1.00)	877,473.364	14.11	12,381,149
Qualified XII (1.05)	68,507.693	14.02	960,478
Qualified XII (1.10)	69,701.755	13.94	971,642
Qualified XII (1.15)	63,751.910	13.85	882,964
Qualified XII (1.20)	19,536.759	13.76	268,826

303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified XII (1.25)	85,841.534	$ 13.67	$ 1,173,454
Qualified XII (1.30)	5,199.026	13.59	70,655
Qualified XII (1.35)	2,264.842	13.50	30,575
Qualified XII (1.40)	12,536.661	13.42	168,242
Qualified XII (1.45)	2,101.446	13.33	28,012
Qualified XII (1.50)	1,334.940	13.25	17,688
Qualified XIII	205.223	15.41	3,162
Qualified XV	5,829.199	15.39	89,711
Qualified XVI	104,429.728	14.41	1,504,832
Qualified XVII	9,893.265	14.84	146,816
Qualified XVIII	10,681.473	16.63	177,633
Qualified XXI	44,470.566	15.61	694,186
Qualified XXV	12,784.682	15.47	197,779
Qualified XXVI	11,625.760	15.28	177,642
Qualified XXVII	1,193,388.078	17.48	20,860,424
Qualified XXVIII	630,309.015	17.43	10,986,286
Qualified XXXII	7,793.540	8.20	63,907
Qualified XXXIII (0.65)	9,513.059	8.42	80,100
Qualified XXII	51.391	15.98	821
Qualified XXXVI	10,647.351	8.48	90,290
Qualified XXXVIII	75,352.713	5.65	425,743
Qualified XLIII	4,117.563	5.63	23,182
Qualified LIII	35,576.889	8.12	288,884
Qualified LIV	54,368.595	8.07	438,755
Qualified LVI	81,168.527	8.16	662,335
Qualified LIX	5,578.472	8.56	47,752
	10,194,977.509		$ 141,775,388
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	9,729.579	$ 8.15	$ 79,296
ING MAP PLUS NP8	2,221.898	8.01	17,797
ING MAP PLUS NP9	3,000.922	7.99	23,977
ING MAP PLUS NP10	14,305.163	7.97	114,012
ING MAP PLUS NP11	43,179.800	7.95	343,279
ING MAP PLUS NP15	10,111.924	7.87	79,581
ING MAP PLUS NP17	11,813.235	7.84	92,616
ING MAP PLUS NP19	248.904	7.80	1,941
ING MAP PLUS NP21	1,472.347	7.76	11,425
ING MAP PLUS NP22	251.411	7.74	1,946
ING MAP PLUS NP24	169.048	7.70	1,302
ING MAP PLUS NP25	3,085.557	7.68	23,697
ING MAP PLUS NP26	4,265.210	7.66	32,672
ING MAP PLUS NP27	467.224	7.65	3,574
ING MAP PLUS NP30	1,854.621	7.59	14,077
ING MAP PLUS NP32	13.079	7.55	99
Qualified XII (1.00)	19,947.190	8.84	176,333
	126,137.112		$ 1,017,624

304

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	22,686.761	$ 6.31	$ 143,153

ING Templeton Foreign Equity Portfolio - Initial
Class
Currently payable annuity contracts:	222,835.570	$6.23 to $6.25	$ 1,392,420
Contracts in accumulation period:
ING Custom Choice 62	137.643	6.28	864
Qualified V	1,445.339	6.28	9,077
Qualified VI	2,950,264.500	6.28	18,527,661
Qualified VIII	26,256.503	6.28	164,891
Qualified X (1.15)	309,317.390	6.29	1,945,606
Qualified X (1.25)	229,208.244	6.28	1,439,428
Qualified XII (0.00)	6,547.036	6.34	41,508
Qualified XII (0.05)	43,786.944	6.30	275,858
Qualified XII (0.10)	481.782	6.34	3,055
Qualified XII (0.20)	35,676.618	6.33	225,833
Qualified XII (0.25)	6,036.496	6.33	38,211
Qualified XII (0.30)	54,109.878	6.33	342,516
Qualified XII (0.35)	5,716.506	6.33	36,185
Qualified XII (0.40)	17,867.786	6.32	112,924
Qualified XII (0.45)	152.935	6.32	967
Qualified XII (0.50)	245,016.715	6.32	1,548,506
Qualified XII (0.55)	73,809.774	6.32	466,478
Qualified XII (0.60)	49,258.454	6.32	311,313
Qualified XII (0.65)	504,314.586	6.31	3,182,225
Qualified XII (0.70)	243,350.930	6.31	1,535,544
Qualified XII (0.75)	187,578.593	6.31	1,183,621
Qualified XII (0.80)	385,344.732	6.31	2,431,525
Qualified XII (0.85)	549,115.100	6.30	3,459,425
Qualified XII (0.90)	31,935.903	6.30	201,196
Qualified XII (0.95)	378,454.552	6.30	2,384,264
Qualified XII (1.00)	1,233,293.921	6.30	7,769,752
Qualified XII (1.05)	54,247.226	6.29	341,215
Qualified XII (1.10)	47,146.998	6.29	296,555
Qualified XII (1.15)	64,548.259	6.29	406,009
Qualified XII (1.20)	6,568.135	6.29	41,314
Qualified XII (1.25)	45,956.723	6.28	288,608
Qualified XII (1.30)	2,079.852	6.28	13,061
Qualified XII (1.35)	16.311	6.28	102
Qualified XII (1.40)	11,536.404	6.28	72,449
Qualified XII (1.45)	2,351.694	6.28	14,769
Qualified XII (1.50)	4,559.169	6.27	28,586
Qualified XV	55,720.524	6.30	351,039
Qualified XVI	86,034.766	6.27	539,438
Qualified XVII	859.826	6.28	5,400
Qualified XVIII	11,960.734	6.28	75,113
Qualified XXV	7,439.488	6.31	46,943

305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial
Class (continued)
Qualified XXVI	1,690.062	$ 6.30	$ 10,647
Qualified XXVII	3,048,126.814	6.25	19,050,793
Qualified XXVIII	561,920.614	6.25	3,512,004
Qualified XXXII	47,388.177	6.28	297,598
Qualified XXXIII (0.65)	46.063	6.31	291
Qualified XXXVI	26,651.296	6.32	168,436
Qualified XXXVIII	75,532.352	6.34	478,875
Qualified XLIII	75.188	6.32	475
Qualified LIII	28,930.380	6.32	182,840
Qualified LIV	25,434.843	6.31	160,494
Qualified LVI	16,456.242	6.33	104,168
Qualified LIX	14,277.655	6.32	90,235
	12,038,870.225		$ 75,608,310
ING Templeton Foreign Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	2,445.205	$ 7.71	$ 18,853
ING MAP PLUS NP12	276.746	7.60	2,103
ING MAP PLUS NP23	597.656	7.49	4,476
ING MAP PLUS NP25	1,871.505	7.47	13,980
ING MAP PLUS NP29	115.704	7.43	860
	5,306.816		$ 40,272
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	39,135.088	$ 7.53	$ 294,687

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	48,257.708	$4.48 to $17.41	$ 417,286
Contracts in accumulation period:
Qualified V	694.422	17.07	11,854
Qualified VI	863,983.811	17.41	15,041,958
Qualified VIII	3,451.025	14.95	51,593
Qualified X (1.15)	35,736.190	7.65	273,382
Qualified X (1.25)	105,253.053	7.57	796,766
Qualified XII (0.00)	3,619.936	8.74	31,638
Qualified XII (0.05)	10,204.558	19.12	195,111
Qualified XII (0.10)	73.960	8.65	640
Qualified XII (0.20)	23,159.458	8.56	198,245
Qualified XII (0.25)	1,181.615	8.52	10,067
Qualified XII (0.30)	52,011.639	8.47	440,539
Qualified XII (0.35)	2,014.687	8.43	16,984
Qualified XII (0.40)	9,541.515	12.31	117,456
Qualified XII (0.45)	5.885	8.34	49
Qualified XII (0.50)	75,191.998	8.80	661,690
Qualified XII (0.55)	48,395.278	8.25	399,261
Qualified XII (0.60)	27,438.302	8.20	224,994
Qualified XII (0.65)	84,038.743	8.16	685,756
Qualified XII (0.70)	82,621.696	8.12	670,888

306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Qualified XII (0.75)	181,449.587	$ 8.08	$ 1,466,113
Qualified XII (0.80)	153,636.359	9.09	1,396,555
Qualified XII (0.85)	242,543.494	11.79	2,859,588
Qualified XII (0.90)	15,424.877	8.70	134,196
Qualified XII (0.95)	165,116.680	11.64	1,921,958
Qualified XII (1.00)	596,197.474	11.56	6,892,043
Qualified XII (1.05)	33,324.064	11.49	382,894
Qualified XII (1.10)	39,511.623	11.42	451,223
Qualified XII (1.15)	32,102.014	11.35	364,358
Qualified XII (1.20)	11,151.111	11.28	125,785
Qualified XII (1.25)	20,170.383	11.21	226,110
Qualified XII (1.30)	1,281.506	11.13	14,263
Qualified XII (1.40)	10,669.888	10.99	117,262
Qualified XII (1.45)	1,276.794	10.93	13,955
Qualified XII (1.50)	474.398	10.86	5,152
Qualified XV	13,688.306	18.05	247,074
Qualified XVI	19,684.205	16.91	332,860
Qualified XVII	180.937	17.41	3,150
Qualified XVIII	4,106.223	7.57	31,084
Qualified XXV	5,893.676	18.14	106,911
Qualified XXVI	2,012.571	17.92	36,065
Qualified XXVII	905,418.855	21.60	19,557,047
Qualified XXVIII	171,755.603	21.54	3,699,616
Qualified XXXII	2,411.648	8.41	20,282
Qualified XXXVI	9,131.097	7.35	67,114
Qualified XXXVIII	45,982.728	5.74	263,941
Qualified XLIII	314.509	5.72	1,799
Qualified LIII	19,225.491	8.07	155,150
Qualified LIV	22,881.355	8.01	183,280
Qualified LVI	15,771.011	8.10	127,745
Qualified LIX	4,690.314	7.42	34,802
	4,224,354.260		$ 61,485,532
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	6,339.471	$ 6.75	$ 42,791

307

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
Currently payable annuity contracts:	54,403.229	$7.96 to $8.68	$ 464,729
Contracts in accumulation period:
ING Custom Choice 62	568.889	8.31	4,727
Qualified V	745.292	11.11	8,280
Qualified VI	2,251,578.505	11.40	25,667,995
Qualified VII	33,642.719	9.67	325,325
Qualified VIII	7,248.477	9.61	69,658
Qualified IX	2,601.154	9.71	25,257
Qualified X (1.15)	74,807.299	11.57	865,520
Qualified X (1.25)	186,231.559	11.40	2,123,040
Qualified XII (0.00)	7,482.343	8.17	61,131
Qualified XII (0.05)	16,899.011	12.52	211,576
Qualified XII (0.10)	106.174	8.09	859
Qualified XII (0.20)	22,964.434	8.00	183,715
Qualified XII (0.25)	16,485.069	7.96	131,221
Qualified XII (0.30)	54,021.506	7.92	427,850
Qualified XII (0.35)	7,130.429	7.88	56,188
Qualified XII (0.40)	5,858.218	7.88	46,163
Qualified XII (0.45)	848.570	7.79	6,610
Qualified XII (0.50)	137,354.615	8.16	1,120,814
Qualified XII (0.55)	48,469.913	7.71	373,703
Qualified XII (0.60)	35,708.076	7.67	273,881
Qualified XII (0.65)	95,392.332	7.63	727,843
Qualified XII (0.70)	117,322.660	7.59	890,479
Qualified XII (0.75)	200,877.240	7.55	1,516,623
Qualified XII (0.80)	225,785.514	8.31	1,876,278
Qualified XII (0.85)	418,815.975	7.55	3,162,061
Qualified XII (0.90)	18,341.398	8.01	146,915
Qualified XII (0.95)	324,278.693	7.45	2,415,876
Qualified XII (1.00)	457,400.229	7.41	3,389,336
Qualified XII (1.05)	24,797.785	7.36	182,512
Qualified XII (1.10)	24,844.145	7.31	181,611
Qualified XII (1.15)	84,565.197	7.27	614,789
Qualified XII (1.20)	5,386.756	7.22	38,892
Qualified XII (1.25)	35,916.643	7.17	257,522
Qualified XII (1.30)	1,068.682	7.13	7,620
Qualified XII (1.35)	579.205	7.08	4,101
Qualified XII (1.40)	11,581.450	7.04	81,533
Qualified XII (1.45)	1,382.340	7.00	9,676
Qualified XII (1.50)	1,271.498	6.95	8,837
Qualified XIII	1,302.078	11.84	15,417
Qualified XV	13,555.201	11.82	160,222
Qualified XVI	63,478.550	11.07	702,708
Qualified XVII	23,026.789	11.40	262,505
Qualified XVIII	12,344.652	11.40	140,729
Qualified XIX	2,116.652	7.52	15,917
Qualified XX	1,221.398	9.88	12,067

308

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Qualified XXV	8,162.276	$ 11.88	$ 96,968
Qualified XXVI	4,162.906	11.73	48,831
Qualified XXVII	737,123.533	11.03	8,130,473
Qualified XXVIII	368,505.754	11.00	4,053,563
Qualified XXX	35,271.256	9.68	341,426
Qualified XXXII	57,233.622	8.51	487,058
Qualified XXIX	2,133.647	9.88	21,080
Qualified XXXVI	30,699.381	7.89	242,218
Qualified XXXVIII	57,509.377	5.75	330,679
Qualified XLIII	221.002	5.74	1,269
Qualified LIII	51,308.906	7.80	400,209
Qualified LIV	34,978.379	7.75	271,082
Qualified LVI	68,370.968	7.84	536,028
Qualified LIX	5,755.778	7.97	45,874
	6,593,245.328		$ 64,277,069
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (1.00)	879.774	$ 6.56	$ 5,771

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	28,073.823	$ 7.35	$ 206,343

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	133,747.540	$7.90 to $8.77	$ 1,160,663
Contracts in accumulation period:
ING Custom Choice 62	4,094.800	8.21	33,618
ING MAP PLUS NP4	11,434.239	8.38	95,819
ING MAP PLUS NP8	4,684.008	8.30	38,877
ING MAP PLUS NP9	7,537.168	8.28	62,408
ING MAP PLUS NP10	4.188	8.26	35
ING MAP PLUS NP11	61,633.312	8.24	507,858
ING MAP PLUS NP15	20,106.714	8.16	164,071
ING MAP PLUS NP17	19,079.287	8.12	154,924
ING MAP PLUS NP18	285.867	8.10	2,316
ING MAP PLUS NP19	1,934.853	8.08	15,634
ING MAP PLUS NP20	209.053	8.06	1,685
ING MAP PLUS NP21	3,959.216	8.04	31,832
ING MAP PLUS NP22	1,157.920	8.02	9,287
ING MAP PLUS NP23	15,243.452	8.00	121,948
ING MAP PLUS NP24	1,376.566	7.98	10,985
ING MAP PLUS NP26	642.936	7.94	5,105
ING MAP PLUS NP28	3,541.696	7.90	27,979
ING MAP PLUS NP29	726.835	7.88	5,727
ING MAP PLUS NP32	12.364	7.82	97
Qualified V	332.530	8.59	2,856
Qualified VI	1,203,907.562	8.68	10,449,918

309

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
(continued)
Qualified X (1.15)	58,062.241	$ 8.74	$ 507,464
Qualified X (1.25)	194,660.495	8.68	1,689,653
Qualified XII (0.00)	6,993.468	9.44	66,018
Qualified XII (0.10)	104.085	9.38	976
Qualified XII (0.30)	24,161.301	9.25	223,492
Qualified XII (0.35)	317.299	9.22	2,926
Qualified XII (0.40)	11,514.418	9.19	105,818
Qualified XII (0.50)	144,880.249	9.13	1,322,757
Qualified XII (0.55)	32,182.445	9.10	292,860
Qualified XII (0.60)	31,411.432	9.07	284,902
Qualified XII (0.65)	150,798.433	9.04	1,363,218
Qualified XII (0.70)	46,060.060	9.01	415,001
Qualified XII (0.75)	391,246.723	8.98	3,513,396
Qualified XII (0.80)	87,715.057	8.95	785,050
Qualified XII (0.85)	146,396.450	8.92	1,305,856
Qualified XII (0.90)	48,408.234	8.89	430,349
Qualified XII (0.95)	114,381.356	8.86	1,013,419
Qualified XII (1.00)	626,095.792	8.83	5,528,426
Qualified XII (1.05)	22,049.485	8.80	194,035
Qualified XII (1.10)	19,116.400	8.77	167,651
Qualified XII (1.15)	23,296.578	8.74	203,612
Qualified XII (1.20)	4,314.056	8.71	37,575
Qualified XII (1.25)	71,894.766	8.68	624,047
Qualified XII (1.30)	368.606	8.65	3,188
Qualified XII (1.35)	353.655	8.62	3,049
Qualified XII (1.40)	2,835.758	8.59	24,359
Qualified XII (1.45)	2,224.513	8.57	19,064
Qualified XII (1.50)	39.896	8.54	341
Qualified XV	2,347.231	8.86	20,796
Qualified XVI	29,781.550	8.54	254,334
Qualified XVII	1,426.280	8.68	12,380
Qualified XVIII	5,263.082	8.83	46,473
Qualified XXV	5,120.921	8.98	45,986
Qualified XXVI	1,252.291	8.89	11,133
Qualified XXVII	824,062.143	10.31	8,496,081
Qualified XXXII	3,976.975	8.54	33,963
Qualified XXXIII (0.65)	12,509.276	9.18	114,835
Qualified XXXVIII	62,696.140	6.05	379,312
Qualified XLIII	1,749.904	6.03	10,552
Qualified LIII	11,516.753	7.62	87,758
Qualified LIV	46,203.527	7.57	349,761
Qualified LVI	6,774.528	7.65	51,825
Qualified LIX	2,907.562	9.24	26,866
	4,775,123.520		$ 42,974,199

310

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV		34,718.452	$ 8.88	$ 308,300

ING Van Kampen Equity and Income Portfolio -
Initial Class
Currently payable annuity contracts:		317,584.966	$8.98 to $9.33	$ 2,953,576
Contracts in accumulation period:
Qualified V		3,158.738	9.15	28,902
Qualified VI		7,957,358.243	9.20	73,207,696
Qualified VIII		14,126.048	9.20	129,960
Qualified X (1.15)		431,866.754	9.24	3,990,449
Qualified X (1.25)		786,937.018	9.20	7,239,821
Qualified XII (0.00)		26,805.709	9.66	258,943
Qualified XII (0.05)		108,398.827	10.03	1,087,240
Qualified XII (0.10)		607.334	9.62	5,843
Qualified XII (0.20)		146,260.667	9.89	1,446,518
Qualified XII (0.25)		12,532.054	9.88	123,817
Qualified XII (0.30)		895,039.193	9.55	8,547,624
Qualified XII (0.35)		16,731.554	9.84	164,638
Qualified XII (0.40)		80,134.634	9.81	786,121
Qualified XII (0.45)		147.100	9.49	1,396
Qualified XII (0.50)		633,249.921	9.82	6,218,514
Qualified XII (0.55)		185,525.004	9.74	1,807,014
Qualified XII (0.60)		297,636.020	9.72	2,893,022
Qualified XII (0.65)		685,885.081	9.42	6,461,037
Qualified XII (0.70)		375,078.507	9.66	3,623,258
Qualified XII (0.75)		855,619.147	9.38	8,025,708
Qualified XII (0.80)		851,813.675	9.70	8,262,593
Qualified XII (0.85)		759,859.608	9.69	7,363,040
Qualified XII (0.90)		54,955.419	9.66	530,869
Qualified XII (0.95)		954,043.905	9.65	9,206,524
Qualified XII (1.00)		2,829,579.043	9.63	27,248,846
Qualified XII (1.05)		357,526.769	9.27	3,314,273
Qualified XII (1.10)		301,980.441	9.59	2,895,992
Qualified XII (1.15)		173,778.545	9.56	1,661,323
Qualified XII (1.20)		68,006.509	9.22	627,020
Qualified XII (1.25)		298,358.036	9.52	2,840,369
Qualified XII (1.30)		16,213.027	9.50	154,024
Qualified XII (1.35)		3,353.636	9.17	30,753
Qualified XII (1.40)		43,640.886	9.69	422,880
Qualified XII (1.45)		13,615.170	9.13	124,307
Qualified XII (1.50)		7,418.089	9.11	67,579
Qualified XIII		25.773	9.31	240
Qualified XV		22,735.671	9.31	211,669
Qualified XVI		213,576.360	9.11	1,945,681
Qualified XVII		1,105.765	9.20	10,173
Qualified XVIII		30,298.935	9.20	278,750
Qualified XXI		234,750.850	9.37	2,199,615

	311

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Initial Class (continued)
Qualified XXV	131,224.818	$ 9.38	$ 1,230,889
Qualified XXVI	17,821.794	9.33	166,277
Qualified XXVII	1,423,376.749	9.31	13,251,638
Qualified XXXII	18,209.135	9.20	167,524
Qualified XXXIII (0.65)	20,796.070	9.42	195,899
Qualified XXXVI	37,120.829	9.46	351,163
Qualified XXXVIII	105,356.169	7.51	791,225
Qualified XLIII	6,347.344	7.48	47,478
Qualified LIII	71,768.252	9.67	693,999
Qualified LIV	70,262.022	9.61	675,218
Qualified LVI	94,484.197	9.72	918,386
Qualified LIX	11,392.715	9.50	108,231
	23,075,478.725		$ 216,995,544
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	0.038	$ 29.41	$ 1
Qualified XII (0.60)	4.333	30.80	133
Qualified XII (1.00)	5,247.742	29.94	157,117
	5,252.113		$ 157,251
ING VP Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	81,168.235	$8.90 to $14.72	$ 796,983
Contracts in accumulation period:
ING MAP PLUS NP1	4,856.189	9.60	46,619
ING MAP PLUS NP4	2,180.322	9.53	20,778
ING MAP PLUS NP9	11,446.351	9.41	107,710
ING MAP PLUS NP10	2,868.916	9.39	26,939
ING MAP PLUS NP11	9,618.552	9.37	90,126
ING MAP PLUS NP12	12,139.835	9.34	113,386
ING MAP PLUS NP14	306.563	9.30	2,851
ING MAP PLUS NP15	26.282	9.27	244
ING MAP PLUS NP17	4,565.073	9.23	42,136
ING MAP PLUS NP18	9,649.130	9.21	88,868
ING MAP PLUS NP19	6,339.488	9.18	58,197
ING MAP PLUS NP20	14,986.127	9.16	137,273
ING MAP PLUS NP21	22,668.183	9.14	207,187
ING MAP PLUS NP22	687.264	9.12	6,268
ING MAP PLUS NP23	4,612.444	9.09	41,927
ING MAP PLUS NP25	281.666	9.05	2,549
ING MAP PLUS NP26	28,856.087	9.03	260,570
ING MAP PLUS NP28	5,749.455	8.98	51,630
ING MAP PLUS NP29	525.820	8.96	4,711
ING MAP PLUS NP30	39.238	8.94	351
Qualified V	164.316	14.41	2,368
Qualified VI	456,136.328	14.72	6,714,327
Qualified X (1.15)	65,112.102	14.98	975,379
Qualified X (1.25)	41,203.652	14.78	608,990
Qualified XII (0.00)	5,533.893	11.82	65,411

312

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Conservative Portfolio -
Class I (continued)
Qualified XII (0.05)	11,572.133	$ 16.17	$ 187,121
Qualified XII (0.10)	8.974	11.70	105
Qualified XII (0.20)	32.283	11.57	374
Qualified XII (0.25)	1,190.294	11.51	13,700
Qualified XII (0.30)	34,020.856	11.45	389,539
Qualified XII (0.35)	416.696	11.39	4,746
Qualified XII (0.40)	52,219.496	14.75	770,238
Qualified XII (0.45)	20.571	11.27	232
Qualified XII (0.50)	36,749.185	11.46	421,146
Qualified XII (0.55)	17,010.569	11.15	189,668
Qualified XII (0.60)	35,695.212	11.09	395,860
Qualified XII (0.65)	947.519	11.03	10,451
Qualified XII (0.70)	38,507.370	10.98	422,811
Qualified XII (0.75)	62,489.041	10.92	682,380
Qualified XII (0.80)	54,011.624	11.26	608,171
Qualified XII (0.85)	61,179.217	14.12	863,851
Qualified XII (0.90)	7,713.832	11.07	85,392
Qualified XII (0.95)	93,025.984	13.95	1,297,712
Qualified XII (1.00)	268,083.488	13.86	3,715,637
Qualified XII (1.05)	18,748.185	13.77	258,163
Qualified XII (1.10)	39,158.391	13.68	535,687
Qualified XII (1.15)	39,250.788	13.60	533,811
Qualified XII (1.20)	5,189.453	13.51	70,110
Qualified XII (1.25)	22,603.912	13.43	303,571
Qualified XII (1.30)	2,937.189	13.34	39,182
Qualified XII (1.35)	15.837	13.26	210
Qualified XII (1.40)	10,065.328	13.17	132,560
Qualified XII (1.45)	1,563.603	13.09	20,468
Qualified XII (1.50)	247.142	13.01	3,215
Qualified XV	1,238.537	15.26	18,900
Qualified XVI	16,069.171	14.29	229,628
Qualified XVII	12,346.897	15.33	189,278
Qualified XVIII	18,274.145	15.39	281,239
Qualified XXV	7,557.893	15.53	117,374
Qualified XXVI	925.613	15.34	14,199
Qualified XXVII	89,653.367	15.03	1,347,490
Qualified XXVIII	38,488.740	14.98	576,561
Qualified XXXII	2,030.881	9.39	19,070
Qualified XXXIII (0.65)	4,533.186	10.19	46,193
Qualified XXXVI	6,206.687	10.27	63,743
Qualified XXXVIII	2,700.297	7.64	20,630
Qualified LIII	10,417.281	9.16	95,422
Qualified LIV	7,500.370	9.10	68,253
Qualified LVI	34,769.061	9.21	320,223
Qualified LIX	192.340	10.40	2,000
	1,959,300.149		$ 25,840,092

313

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth Portfolio -
Class I
Currently payable annuity contracts:		62,933.874	$7.21 to $9.37	$ 564,098
Contracts in accumulation period:
ING MAP PLUS NP1		6,757.688	8.80	59,468
ING MAP PLUS NP4		56,778.765	8.73	495,679
ING MAP PLUS NP9		21,571.794	8.63	186,165
ING MAP PLUS NP10		2,026.187	8.61	17,445
ING MAP PLUS NP11		8,033.845	8.59	69,011
ING MAP PLUS NP12		24,250.831	8.56	207,587
ING MAP PLUS NP14		809.972	8.52	6,901
ING MAP PLUS NP15		804.742	8.50	6,840
ING MAP PLUS NP17		28,740.862	8.46	243,148
ING MAP PLUS NP18		88.314	8.44	745
ING MAP PLUS NP19		4,213.335	8.42	35,476
ING MAP PLUS NP20		41,271.149	8.40	346,678
ING MAP PLUS NP21		35,346.377	8.38	296,203
ING MAP PLUS NP22		1,714.211	8.36	14,331
ING MAP PLUS NP23		1,308.140	8.34	10,910
ING MAP PLUS NP25		163.314	8.30	1,356
ING MAP PLUS NP26		18,429.591	8.28	152,597
ING MAP PLUS NP28		4,982.927	8.23	41,009
ING MAP PLUS NP29		303.864	8.21	2,495
ING MAP PLUS NP30		197.177	8.19	1,615
Qualified V		726.200	13.37	9,709
Qualified VI		1,321,160.941	13.66	18,047,058
Qualified VIII		8.581	13.65	117
Qualified X (1.15)		113,612.869	14.24	1,617,847
Qualified X (1.25)		78,269.902	14.05	1,099,692
Qualified XII (0.00)		8,393.445	9.30	78,059
Qualified XII (0.05)		5,060.753	15.01	75,962
Qualified XII (0.20)		371.353	9.11	3,383
Qualified XII (0.25)		1,423.455	9.06	12,897
Qualified XII (0.30)		37,172.011	9.01	334,920
Qualified XII (0.35)		3,377.727	8.96	30,264
Qualified XII (0.40)		24,458.574	13.19	322,609
Qualified XII (0.50)		129,715.275	9.13	1,184,300
Qualified XII (0.55)		90,646.007	8.77	794,965
Qualified XII (0.60)		132,592.982	8.73	1,157,537
Qualified XII (0.65)		34,645.377	8.68	300,722
Qualified XII (0.70)		114,956.442	8.64	993,224
Qualified XII (0.75)		107,712.719	8.59	925,252
Qualified XII (0.80)		110,112.211	9.09	1,000,920
Qualified XII (0.85)		137,569.244	12.63	1,737,500
Qualified XII (0.90)		26,263.223	8.86	232,692
Qualified XII (0.95)		137,772.624	12.47	1,718,025
Qualified XII (1.00)		412,933.562	12.39	5,116,247
Qualified XII (1.05)		75,844.820	12.32	934,408
Qualified XII (1.10)		66,139.373	12.24	809,546

	314

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth Portfolio -
Class I (continued)
Qualified XII (1.15)	79,897.366	$ 12.16	$ 971,552
Qualified XII (1.20)	9,594.358	12.08	115,900
Qualified XII (1.25)	43,263.356	12.01	519,593
Qualified XII (1.30)	80.521	11.93	961
Qualified XII (1.40)	14,197.668	11.78	167,249
Qualified XII (1.45)	310.787	11.71	3,639
Qualified XII (1.50)	2,745.298	11.63	31,928
Qualified XIII	618.648	14.19	8,779
Qualified XV	4,894.963	14.16	69,313
Qualified XVI	39,316.197	13.27	521,726
Qualified XVIII	2,898.635	14.63	42,407
Qualified XXV	7,952.546	14.41	114,596
Qualified XXVI	408.199	14.23	5,809
Qualified XXVII	141,655.061	13.95	1,976,088
Qualified XXVIII	160,904.365	13.91	2,238,180
Qualified XXXII	6,824.589	8.76	59,783
Qualified XXXIII (0.65)	1,561.489	9.06	14,147
Qualified XXII	1,446.216	14.71	21,274
Qualified XXXVI	7,566.050	9.14	69,154
Qualified XXXVIII	25,964.222	6.32	164,094
Qualified XLIII	39.189	6.30	247
Qualified LIII	6,144.583	8.29	50,939
Qualified LIV	19,418.320	8.24	160,007
Qualified LVI	25,444.450	8.34	212,207
Qualified LIX	4,072.120	9.25	37,667
	4,098,885.825		$ 48,874,851
ING VP Strategic Allocation Moderate Portfolio -
Class I
Currently payable annuity contracts:	104,162.597	$8.07 to $9.94	$ 959,699
Contracts in accumulation period:
ING MAP PLUS NP1	7,765.867	9.17	71,213
ING MAP PLUS NP4	8,708.032	9.10	79,243
ING MAP PLUS NP9	17,954.261	8.99	161,409
ING MAP PLUS NP10	1,245.610	8.97	11,173
ING MAP PLUS NP11	55,236.715	8.95	494,369
ING MAP PLUS NP12	74,116.601	8.92	661,120
ING MAP PLUS NP13	233.720	8.90	2,080
ING MAP PLUS NP14	1,473.766	8.88	13,087
ING MAP PLUS NP15	22,936.404	8.86	203,217
ING MAP PLUS NP17	45,902.146	8.81	404,398
ING MAP PLUS NP18	3,130.904	8.79	27,521
ING MAP PLUS NP19	19,262.559	8.77	168,933
ING MAP PLUS NP20	31,530.184	8.75	275,889
ING MAP PLUS NP21	23,620.213	8.73	206,204
ING MAP PLUS NP22	5,294.320	8.71	46,114
ING MAP PLUS NP23	6,008.124	8.69	52,211
ING MAP PLUS NP25	28.774	8.64	249
ING MAP PLUS NP26	40,700.998	8.62	350,843

315

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio -
Class I (continued)
ING MAP PLUS NP28	3,689.693	$ 8.58	$ 31,658
ING MAP PLUS NP29	928.159	8.56	7,945
ING MAP PLUS NP30	292.347	8.54	2,497
Qualified V	733.046	13.67	10,021
Qualified VI	1,080,869.637	13.97	15,099,749
Qualified VIII	365.481	13.95	5,098
Qualified X (1.15)	70,919.580	14.49	1,027,625
Qualified X (1.25)	67,904.241	14.30	971,031
Qualified XII (0.00)	1,798.278	10.29	18,504
Qualified XII (0.05)	3,270.155	15.34	50,164
Qualified XII (0.20)	162.100	10.07	1,632
Qualified XII (0.25)	6,618.172	10.02	66,314
Qualified XII (0.30)	52,427.731	9.96	522,180
Qualified XII (0.35)	3,585.446	9.91	35,532
Qualified XII (0.40)	59,917.112	13.70	820,864
Qualified XII (0.45)	33.528	9.81	329
Qualified XII (0.50)	156,719.288	10.04	1,573,462
Qualified XII (0.55)	311,073.588	9.70	3,017,414
Qualified XII (0.60)	123,282.310	9.65	1,189,674
Qualified XII (0.65)	25,794.524	9.60	247,627
Qualified XII (0.70)	111,872.607	9.55	1,068,383
Qualified XII (0.75)	108,882.097	9.50	1,034,380
Qualified XII (0.80)	111,012.694	9.96	1,105,686
Qualified XII (0.85)	92,821.034	13.13	1,218,740
Qualified XII (0.90)	19,693.916	9.73	191,622
Qualified XII (0.95)	149,654.677	12.96	1,939,525
Qualified XII (1.00)	243,241.332	12.88	3,132,948
Qualified XII (1.05)	62,347.304	12.80	798,045
Qualified XII (1.10)	81,075.332	12.72	1,031,278
Qualified XII (1.15)	86,697.297	12.64	1,095,854
Qualified XII (1.20)	12,123.331	12.56	152,269
Qualified XII (1.25)	47,688.405	12.48	595,151
Qualified XII (1.30)	4,119.297	12.40	51,079
Qualified XII (1.35)	15.957	12.32	197
Qualified XII (1.40)	24,561.053	12.24	300,627
Qualified XII (1.45)	871.260	12.17	10,603
Qualified XII (1.50)	1,271.555	12.09	15,373
Qualified XIII	630.913	14.50	9,148
Qualified XV	3,450.829	14.48	49,968
Qualified XVI	23,547.752	13.56	319,308
Qualified XVIII	5,130.433	14.89	76,392
Qualified XXV	2,784.687	14.74	41,046
Qualified XXVII	111,966.088	14.26	1,596,636
Qualified XXVIII	86,001.885	14.22	1,222,947
Qualified XXXII	3,127.066	9.05	28,300
Qualified XXXIII (0.65)	291.709	9.58	2,795
Qualified XXII	508.980	15.04	7,655

316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio -
Class I (continued)
Qualified XXXVI	5,914.065	$ 9.65	$ 57,071
Qualified XXXVIII	26,032.162	6.91	179,882
Qualified LIII	5,044.079	8.69	43,833
Qualified LIV	9,833.195	8.63	84,860
Qualified LVI	19,599.491	8.74	171,300
Qualified LIX	427.581	9.78	4,182
	3,901,936.274		$ 46,525,375
ING VP Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	55,613.418	$ 6.67	$ 370,942

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,438,077.877	$8.14 to $213.96	$ 78,198,989
Contracts in accumulation period:
ING Custom Choice 62	4,114.940	8.63	35,512
Qualified I	28,223.696	207.42	5,854,159
Qualified V	1,052.007	15.73	16,548
Qualified VI	23,673,744.878	16.02	379,253,393
Qualified VII	2,206,134.166	15.19	33,511,178
Qualified VIII	16,273.557	14.86	241,825
Qualified IX	5,143.929	15.65	80,502
Qualified X (1.15)	1,005,252.640	16.26	16,345,408
Qualified X (1.25)	3,507,350.811	16.02	56,187,760
Qualified XII (0.00)	74,349.302	7.36	547,211
Qualified XII (0.05)	125,722.065	17.59	2,211,451
Qualified XII (0.10)	302.982	7.29	2,209
Qualified XII (0.20)	116,405.280	7.21	839,282
Qualified XII (0.25)	138,850.233	7.17	995,556
Qualified XII (0.30)	589,750.658	7.13	4,204,922
Qualified XII (0.35)	89,124.278	7.09	631,891
Qualified XII (0.40)	27,237.021	11.64	317,039
Qualified XII (0.45)	2,983.322	7.02	20,943
Qualified XII (0.50)	1,222,363.063	7.34	8,972,145
Qualified XII (0.55)	591,776.768	6.95	4,112,849
Qualified XII (0.60)	664,655.774	6.91	4,592,771
Qualified XII (0.65)	547,476.961	6.87	3,761,167
Qualified XII (0.70)	743,352.060	6.84	5,084,528
Qualified XII (0.75)	1,949,572.190	6.80	13,257,091
Qualified XII (0.80)	3,193,694.745	7.42	23,697,215
Qualified XII (0.85)	2,990,614.883	11.15	33,345,356
Qualified XII (0.90)	279,404.570	7.14	1,994,949
Qualified XII (0.95)	2,037,143.571	11.01	22,428,951
Qualified XII (1.00)	3,711,290.336	10.94	40,601,516
Qualified XII (1.05)	209,441.077	10.87	2,276,625
Qualified XII (1.10)	203,476.991	10.80	2,197,552
Qualified XII (1.15)	700,973.973	10.73	7,521,451
Qualified XII (1.20)	40,050.387	10.66	426,937

317

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Growth and Income Portfolio - Class I
(continued)
Qualified XII (1.25)		95,114.404	$ 10.60	$ 1,008,213
Qualified XII (1.30)		6,473.364	10.53	68,165
Qualified XII (1.35)		15.406	10.46	161
Qualified XII (1.40)		35,843.026	10.40	372,767
Qualified XII (1.45)		190.667	10.33	1,970
Qualified XII (1.50)		7,858.249	10.27	80,704
Qualified XIII		1,455.938	16.63	24,212
Qualified XV		58,481.852	16.61	971,384
Qualified XVI		498,310.841	15.55	7,748,734
Qualified XVII		1,284,629.855	16.49	21,183,546
Qualified XVIII		1,535,874.097	16.49	25,326,564
Qualified XIX		7,632.454	213.51	1,629,605
Qualified XX		32,873.849	161.47	5,308,140
Qualified XXV		77,320.422	16.90	1,306,715
Qualified XXVI		14,429.908	16.69	240,835
Qualified XXVII		491,620.723	160.14	78,728,143
Qualified XXVIII		7,563.229	159.69	1,207,772
Qualified XXX		21,239.840	153.73	3,265,201
Qualified XXXII		443,035.560	8.81	3,903,143
Qualified LIII		843,248.911	8.46	7,133,886
Qualified LIV		234,803.754	8.40	1,972,352
Qualified LVI		384,838.284	8.50	3,271,125
Qualified XXII		674.496	17.25	11,635
Qualified XXIX		1,120.178	156.87	175,722
Qualified XXXVI		177,933.172	7.90	1,405,672
Qualified XXXVIII		479,365.067	6.12	2,933,714
Qualified XLII		411,959.162	6.12	2,521,190
Qualified XLIII		22,885.303	6.10	139,600
Qualified LIX		116,294.779	8.00	930,358
		59,428,467.781		$ 926,638,109
ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Qualified XII (0.30)		472.310	$ 6.70	$ 3,164
Qualified XII (0.50)		44,761.195	6.68	299,005
Qualified XII (0.55)		2.820	6.67	19
Qualified XII (0.75)		467.971	6.66	3,117
		45,704.296		$ 305,305

	318

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Qualified VI		447,995.661	$ 10.21	$ 4,574,036
Qualified X (1.15)		112,357.935	10.09	1,133,692
Qualified X (1.25)		194,580.277	10.19	1,982,773
Qualified XII (0.80)		125,115.054	10.43	1,304,950
Qualified XII (0.85)		25,933.086	10.40	269,704
Qualified XII (0.90)		1,630.066	10.38	16,920
Qualified XII (0.95)		23,560.784	10.35	243,854
Qualified XII (1.00)		273,781.122	10.46	2,863,751
Qualified XII (1.10)		2,367.846	10.27	24,318
Qualified XII (1.15)		31,640.383	10.24	323,998
Qualified XVIII		37,546.170	10.09	378,841
Qualified XXVII		403,981.060	10.34	4,177,164
Qualified XXVIII		17,953.616	10.45	187,615
Qualified XXXII		17,453.830	10.09	176,109
		1,715,896.890		$ 17,657,725
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.15)		3,209.785	$ 10.56	$ 33,895
Qualified X (1.25)		23,507.670	10.55	248,006
Qualified XXXII		18,836.866	10.55	198,729
		45,554.321		$ 480,630
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)		50,929.305	$ 10.33	$ 526,100
Qualified X (1.25)		117,993.440	10.33	1,218,872
Qualified XVIII		23,159.437	10.34	239,469
Qualified XXXII		24,271.161	10.33	250,721
		216,353.343		$ 2,235,162
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)		61,278.728	$ 10.33	$ 633,009
Qualified X (1.25)		34,001.771	10.33	351,238
Qualified XVIII		4,059.156	10.33	41,931
Qualified XXVII		68,360.250	10.53	719,833
Qualified XXVIII		24,755.968	10.63	263,156
Qualified XXXII		2,557.640	10.33	26,420
		195,013.513		$ 2,035,587
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)		12,998.913	$ 10.28	$ 133,629
Qualified X (1.25)		41,233.587	10.28	423,881
Qualified XVIII		20,254.224	10.29	208,416
Qualified XXXII		764.060	10.28	7,855
		75,250.784		$ 773,781

	319

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)		4,137.082	$ 10.27	$ 42,488
Qualified X (1.25)		9,492.573	10.27	97,489
Qualified XXXII		149.514	10.27	1,536
		13,779.169		$ 141,513
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)		1,050.441	$ 10.35	$ 10,872
Qualified X (1.25)		5,719.985	10.35	59,202
		6,770.426		$ 70,074
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)		2,152.326	$ 10.52	$ 22,642
Qualified X (1.25)		857.630	10.52	9,022
		3,009.956		$ 31,664
ING BlackRock Global Science and Technology
Portfolio - Class I
Contracts in accumulation period:
ING MAP PLUS NP6		429.845	$ 8.08	$ 3,473
ING MAP PLUS NP9		3,941.913	8.02	31,614
ING MAP PLUS NP11		3,205.533	7.98	25,580
ING MAP PLUS NP12		192.041	7.96	1,529
ING MAP PLUS NP17		2,027.619	7.87	15,957
ING MAP PLUS NP19		3,362.263	7.83	26,327
ING MAP PLUS NP21		588.347	7.79	4,583
ING MAP PLUS NP23		1,741.394	7.75	13,496
ING MAP PLUS NP24		213.106	7.73	1,647
ING MAP PLUS NP25		531.908	7.71	4,101
ING MAP PLUS NP26		3,867.832	7.69	29,744
ING MAP PLUS NP29		35.818	7.64	274
ING MAP PLUS NP30		2.803	7.62	21
Qualified V		2,141.217	2.90	6,210
Qualified VI		2,269,556.915	2.94	6,672,497
Qualified VIII		13.167	2.94	39
Qualified X (1.15)		84,404.064	2.97	250,680
Qualified X (1.25)		164,378.078	2.94	483,272
Qualified XII (0.00)		3,571.506	3.28	11,715
Qualified XII (0.05)		132,966.828	3.20	425,494
Qualified XII (0.10)		10.277	3.25	33
Qualified XII (0.20)		3,476.385	3.22	11,194
Qualified XII (0.25)		3,070.150	3.21	9,855
Qualified XII (0.30)		83,165.509	3.20	266,130
Qualified XII (0.40)		80,420.773	3.17	254,934
Qualified XII (0.50)		457,810.557	3.14	1,437,525
Qualified XII (0.55)		92,626.866	3.13	289,922
Qualified XII (0.60)		35,953.543	3.11	111,816
Qualified XII (0.65)		188,168.216	3.10	583,321
Qualified XII (0.70)		121,347.246	3.09	374,963

	320

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING BlackRock Global Science and Technology
Portfolio - Class I (continued)
Qualified XII (0.75)		228,908.606	$ 3.07	$ 702,749
Qualified XII (0.80)		444,632.644	3.06	1,360,576
Qualified XII (0.85)		295,268.367	3.05	900,569
Qualified XII (0.90)		16,226.739	3.03	49,167
Qualified XII (0.95)		273,112.457	3.02	824,800
Qualified XII (1.00)		875,160.674	3.01	2,634,234
Qualified XII (1.05)		41,757.602	2.99	124,855
Qualified XII (1.10)		62,764.282	2.98	187,038
Qualified XII (1.15)		42,019.781	2.97	124,799
Qualified XII (1.20)		13,471.875	2.95	39,742
Qualified XII (1.25)		89,357.741	2.94	262,712
Qualified XII (1.30)		2,452.976	2.93	7,187
Qualified XII (1.35)		169.651	2.92	495
Qualified XII (1.40)		13,349.990	2.90	38,715
Qualified XII (1.45)		2,083.682	2.89	6,022
Qualified XII (1.50)		4.410	2.88	13
Qualified XV		16,204.950	3.02	48,939
Qualified XVI		47,319.257	2.88	136,279
Qualified XVII		4,209.023	3.00	12,627
Qualified XVIII		5,979.213	3.01	17,997
Qualified XXI		178,797.990	3.06	547,122
Qualified XXV		34,580.768	3.10	107,200
Qualified XXVI		14,587.609	3.07	44,784
Qualified XXVII		998,012.303	2.94	2,934,156
Qualified XXXII		786.574	8.17	6,426
Qualified XXXVI		15,150.122	7.47	113,171
Qualified XXXVIII		15,735.535	5.87	92,368
Qualified XLIII		1,626.586	5.85	9,516
Qualified LIII		26,108.691	9.59	250,382
Qualified LIV		14,898.602	9.53	141,984
Qualified LVI		19,467.775	9.65	187,864
Qualified LIX		17,700.097	7.56	133,813
		7,555,128.291		$ 23,396,247

	321

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I
Contracts in accumulation period:
Qualified VI	20,028.889	$ 5.92	$ 118,571
Qualified XII (0.30)	778.734	5.95	4,633
Qualified XII (0.40)	920.230	5.95	5,475
Qualified XII (0.60)	886.646	5.94	5,267
Qualified XII (0.70)	378.956	5.94	2,251
Qualified XII (0.75)	2,270.067	5.94	13,484
Qualified XII (0.80)	21.248	5.93	126
Qualified XII (0.85)	760.140	5.93	4,508
Qualified XII (0.90)	1,527.587	5.93	9,059
Qualified XII (0.95)	564.339	5.93	3,347
Qualified XII (1.00)	4,697.174	5.93	27,854
Qualified XII (1.05)	806.532	5.92	4,775
Qualified XII (1.10)	5.787	5.92	34
Qualified XII (1.15)	3,344.682	5.92	19,801
Qualified XII (1.25)	180.098	5.92	1,066
Qualified XLIII	40.595	5.95	242
Qualified LIV	1.180	5.93	7
	37,212.884		$ 220,500
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
Contracts in accumulation period:
Qualified VI	81,100.776	$ 10.19	$ 826,417
Qualified XII (0.00)	740.074	10.27	7,601
Qualified XII (0.30)	1,543.101	10.25	15,817
Qualified XII (0.40)	1,777.691	10.24	18,204
Qualified XII (0.55)	2,255.684	10.23	23,076
Qualified XII (0.60)	303.029	10.23	3,100
Qualified XII (0.65)	5.909	10.23	60
Qualified XII (0.70)	8.863	10.22	91
Qualified XII (0.75)	17.115	10.22	175
Qualified XII (0.80)	240.281	10.22	2,456
Qualified XII (0.85)	1,176.674	10.21	12,014
Qualified XII (0.90)	593.678	10.21	6,061
Qualified XII (0.95)	1,848.444	10.21	18,873
Qualified XII (1.00)	50,548.979	10.20	515,600
Qualified XII (1.05)	537.170	10.20	5,479
Qualified XII (1.10)	191.608	10.20	1,954
Qualified XII (1.15)	4,568.014	10.19	46,548
Qualified XII (1.20)	16.762	10.19	171
Qualified XII (1.25)	2,233.004	10.19	22,754
Qualified XII (1.40)	1,878.978	10.18	19,128
Qualified XVI	768.080	10.17	7,811
Qualified XXVI	2.529	10.21	26
Qualified XXXVIII	168.305	10.27	1,728
Qualified XLIII	7.080	10.24	73
Qualified LIII	320.177	10.24	3,279
Qualified LIV	19.748	10.22	202
Qualified LVI	28.450	10.25	292
	152,900.203		$ 1,558,990

322

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Opportunistic Large Cap Growth Portfolio -
Class I
Currently payable annuity contracts:		35,404.649	$3.76 to $10.07	$ 196,697
Contracts in accumulation period:
Qualified VI		1,202,513.400	10.07	12,109,310
Qualified VIII		412.707	10.06	4,152
Qualified X (1.15)		65,079.782	10.19	663,163
Qualified X (1.25)		127,650.039	10.07	1,285,436
Qualified XII (0.05)		8,104.933	11.05	89,560
Qualified XII (0.10)		137.452	7.25	997
Qualified XII (0.20)		3,023.414	7.17	21,678
Qualified XII (0.25)		2,486.164	7.14	17,751
Qualified XII (0.30)		48,180.814	7.10	342,084
Qualified XII (0.35)		6,238.793	7.06	44,046
Qualified XII (0.40)		105,725.433	11.03	1,166,152
Qualified XII (0.45)		77.793	6.99	544
Qualified XII (0.50)		43,036.293	7.51	323,203
Qualified XII (0.55)		18,230.067	6.91	125,970
Qualified XII (0.60)		46,516.555	6.88	320,034
Qualified XII (0.65)		24,930.972	6.84	170,528
Qualified XII (0.70)		62,913.169	6.80	427,810
Qualified XII (0.75)		181,002.310	6.77	1,225,386
Qualified XII (0.80)		144,688.077	7.66	1,108,311
Qualified XII (0.85)		103,417.047	10.55	1,091,050
Qualified XII (0.90)		14,815.195	7.38	109,336
Qualified XII (0.95)		130,484.315	10.43	1,360,951
Qualified XII (1.00)		390,074.811	10.37	4,045,076
Qualified XII (1.05)		29,624.468	10.31	305,428
Qualified XII (1.10)		30,297.916	10.25	310,554
Qualified XII (1.15)		22,244.809	10.19	226,675
Qualified XII (1.20)		5,197.247	10.13	52,648
Qualified XII (1.25)		31,028.359	10.07	312,456
Qualified XII (1.30)		1,410.772	10.01	14,122
Qualified XII (1.35)		702.745	9.95	6,992
Qualified XII (1.40)		8,489.797	9.90	84,049
Qualified XII (1.45)		2,277.608	9.84	22,412
Qualified XII (1.50)		531.249	9.78	5,196
Qualified XV		7,586.982	10.43	79,132
Qualified XVI		36,802.879	9.78	359,932
Qualified XVII		3,171.777	10.07	31,940
Qualified XVIII		21,476.942	10.49	225,293
Qualified XXV		10,484.162	10.63	111,447
Qualified XXVI		3,001.388	10.49	31,485
Qualified XXVII		253,011.521	3.82	966,504
Qualified XXXII		4,827.810	7.70	37,174
Qualified XXXVI		19,319.789	6.83	131,954
Qualified XXXVIII		10,971.234	5.60	61,439
Qualified XLIII		3,192.217	5.58	17,813
Qualified LIII		38,332.960	7.79	298,614
Qualified LIV		19,562.058	7.74	151,410
Qualified LVI		26,184.857	7.83	205,027
Qualified LIX		16,690.773	6.92	115,500
		3,371,566.503		$ 30,414,421

	323

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Value Portfolio - Class I
Currently payable annuity contracts:	5,189.257	$ 8.98	$ 46,600
Contracts in accumulation period:
ING MAP PLUS NP18	189.398	8.50	1,610
ING MAP PLUS NP35	35.482	8.15	289
Qualified V	129.241	13.84	1,789
Qualified VI	932,520.816	14.10	13,148,544
Qualified VIII	508.698	14.09	7,168
Qualified X (1.15)	45,023.256	14.26	642,032
Qualified X (1.25)	65,381.709	14.10	921,882
Qualified XII (0.00)	10,493.114	10.63	111,542
Qualified XII (0.05)	25,773.705	15.47	398,719
Qualified XII (0.20)	11,238.965	10.41	116,998
Qualified XII (0.25)	1,639.495	10.35	16,969
Qualified XII (0.30)	180,834.174	10.30	1,862,592
Qualified XII (0.35)	4,168.733	10.25	42,730
Qualified XII (0.40)	17,463.203	15.44	269,632
Qualified XII (0.45)	124.341	10.14	1,261
Qualified XII (0.50)	69,715.212	10.78	751,530
Qualified XII (0.55)	45,196.188	10.03	453,318
Qualified XII (0.60)	36,039.011	9.98	359,669
Qualified XII (0.65)	9,884.404	9.92	98,053
Qualified XII (0.70)	65,184.886	9.87	643,375
Qualified XII (0.75)	171,347.668	9.82	1,682,634
Qualified XII (0.80)	222,861.839	10.76	2,397,993
Qualified XII (0.85)	101,345.376	14.78	1,497,885
Qualified XII (0.90)	26,799.029	10.44	279,782
Qualified XII (0.95)	142,466.411	14.60	2,080,010
Qualified XII (1.00)	351,468.817	14.52	5,103,327
Qualified XII (1.05)	31,051.204	14.43	448,069
Qualified XII (1.10)	35,734.815	14.35	512,795
Qualified XII (1.15)	30,844.612	14.26	439,844
Qualified XII (1.20)	6,106.324	14.18	86,588
Qualified XII (1.25)	28,505.290	14.10	401,925
Qualified XII (1.30)	2,770.422	14.02	38,841
Qualified XII (1.35)	83.331	13.93	1,161
Qualified XII (1.40)	7,628.458	13.85	105,654
Qualified XII (1.45)	1,695.346	13.77	23,345
Qualified XII (1.50)	1,295.965	13.69	17,742
Qualified XV	1,425.651	14.60	20,815
Qualified XVI	19,480.589	13.69	266,689
Qualified XVII	807.008	14.10	11,379
Qualified XVIII	730.964	14.68	10,731
Qualified XXV	13,015.231	14.87	193,536
Qualified XXVI	2,509.643	14.69	36,867
Qualified XXVII	459,720.602	10.85	4,987,969
Qualified XXVIII	294,745.725	10.82	3,189,149
Qualified XXXII	4,574.587	8.87	40,577

324

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Value Portfolio - Class I
(continued)
Qualified XXXVI	11,181.720	$ 7.81	$ 87,329
Qualified XXXVIII	8,712.522	6.26	54,540
Qualified XLIII	2,927.011	6.24	18,265
Qualified LIII	11,203.377	8.52	95,453
Qualified LIV	8,039.216	8.46	68,012
Qualified LVI	26,859.790	8.56	229,920
Qualified LIX	136.350	7.91	1,079
	3,554,808.181		$ 44,326,207
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,744.560	$ 6.63	$ 18,196
Qualified VI	87,065.611	6.63	577,245
Qualified XII (0.40)	1,506.896	6.66	10,036
Qualified XII (0.50)	1,423.239	6.66	9,479
Qualified XII (0.60)	2,280.492	6.65	15,165
Qualified XII (0.70)	175.185	6.65	1,165
Qualified XII (0.75)	5,300.714	6.65	35,250
Qualified XII (0.80)	22.033	6.64	146
Qualified XII (0.85)	3,063.898	6.64	20,344
Qualified XII (0.90)	3,219.005	6.64	21,374
Qualified XII (0.95)	2,112.068	6.64	14,024
Qualified XII (1.00)	6,920.750	6.64	45,954
Qualified XII (1.10)	346.790	6.63	2,299
Qualified XII (1.15)	1,374.845	6.63	9,115
Qualified XII (1.20)	22.718	6.63	151
Qualified XII (1.25)	34.466	6.63	229
Qualified XII (1.40)	238.275	6.62	1,577
Qualified XII (1.45)	1,895.261	6.62	12,547
Qualified XXI	275,243.864	6.64	1,827,619
Qualified XXV	1,086.877	6.65	7,228
Qualified XXXVIII	3,911.436	6.68	26,128
Qualified LIV	1,013.351	6.64	6,729
Qualified LVI	1,991.384	6.67	13,283
	402,993.718		$ 2,675,283

325

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		354.679	$ 5.91	$ 2,096
Qualified VI		35,364.000	5.91	209,001
Qualified XII (0.00)		126.015	5.96	751
Qualified XII (0.40)		378.948	5.95	2,255
Qualified XII (0.50)		554.067	5.94	3,291
Qualified XII (0.55)		302.259	5.94	1,795
Qualified XII (0.60)		526.024	5.94	3,125
Qualified XII (0.70)		36.820	5.94	219
Qualified XII (0.75)		2,500.939	5.93	14,831
Qualified XII (0.80)		9,712.204	5.93	57,593
Qualified XII (0.85)		8,430.219	5.93	49,991
Qualified XII (0.95)		8,927.879	5.93	52,942
Qualified XII (1.00)		6,947.449	5.92	41,129
Qualified XII (1.05)		422.868	5.92	2,503
Qualified XII (1.10)		227.372	5.92	1,346
Qualified XII (1.15)		959.394	5.92	5,680
Qualified XII (1.25)		116.181	5.91	687
Qualified XXI		147,022.487	5.93	871,843
Qualified LIII		1,331.182	5.95	7,921
		224,240.986		$ 1,328,999
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		294.224	$ 6.95	$ 2,045
ING MAP PLUS NP17		1,014.507	6.96	7,061
Qualified VI		42,015.419	6.95	292,007
Qualified XII (0.40)		504.710	6.99	3,528
Qualified XII (0.50)		787.036	6.98	5,494
Qualified XII (0.55)		1,356.513	6.98	9,468
Qualified XII (0.60)		1,145.516	6.98	7,996
Qualified XII (0.65)		1,494.011	6.98	10,428
Qualified XII (0.70)		234.075	6.97	1,632
Qualified XII (0.75)		3,258.222	6.97	22,710
Qualified XII (0.80)		8,670.638	6.97	60,434
Qualified XII (0.85)		4,717.681	6.97	32,882
Qualified XII (0.95)		7,367.963	6.96	51,281
Qualified XII (1.00)		12,286.897	6.96	85,517
Qualified XII (1.10)		628.664	6.96	4,376
Qualified XII (1.15)		1,943.591	6.95	13,508
Qualified XII (1.20)		180.639	6.95	1,255
Qualified XII (1.25)		292.304	6.95	2,032
Qualified XII (1.40)		217.460	6.94	1,509
Qualified XXV		79.033	6.97	551
Qualified LIII		2,017.173	6.98	14,080
Qualified LVI		687.170	6.99	4,803
		91,193.446		$ 634,597

	326

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:		326,606.859	$5.99 to $14.04	$ 2,895,625
Contracts in accumulation period:
ING Custom Choice 62		11,013.179	8.45	93,061
ING MAP PLUS NP1		5,298.323	8.48	44,930
ING MAP PLUS NP3		512.677	8.44	4,327
ING MAP PLUS NP4		1,932.414	8.42	16,271
ING MAP PLUS NP6		9,779.124	8.38	81,949
ING MAP PLUS NP8		6,130.535	8.34	51,129
ING MAP PLUS NP9		31,572.531	8.32	262,683
ING MAP PLUS NP10		8,630.037	8.30	71,629
ING MAP PLUS NP11		17,294.580	8.28	143,199
ING MAP PLUS NP13		6,088.519	8.24	50,169
ING MAP PLUS NP14		18,231.472	8.22	149,863
ING MAP PLUS NP15		8,952.311	8.20	73,409
ING MAP PLUS NP16		41,516.315	8.18	339,603
ING MAP PLUS NP17		7,293.779	8.16	59,517
ING MAP PLUS NP18		2,568.918	8.14	20,911
ING MAP PLUS NP20		28,237.912	8.10	228,727
ING MAP PLUS NP21		21,105.361	8.08	170,531
ING MAP PLUS NP22		2,868.947	8.06	23,124
ING MAP PLUS NP23		4,395.363	8.04	35,339
ING MAP PLUS NP24		842.505	8.02	6,757
ING MAP PLUS NP25		1,596.580	8.00	12,773
ING MAP PLUS NP26		3,174.249	7.98	25,331
ING MAP PLUS NP27		286.930	7.96	2,284
ING MAP PLUS NP28		2,166.817	7.94	17,205
ING MAP PLUS NP29		10.413	7.92	82
ING MAP PLUS NP30		411.100	7.90	3,248
Qualified V		77.518	13.77	1,067
Qualified VI		6,093,123.355	14.04	85,547,452
Qualified VIII		3,440.319	14.03	48,268
Qualified X (1.15)		222,560.177	14.22	3,164,806
Qualified X (1.25)		464,533.758	14.04	6,522,054
Qualified XII (0.00)		64,139.516	9.61	616,381
Qualified XII (0.05)		179,311.911	15.43	2,766,783
Qualified XII (0.10)		274.579	9.51	2,611
Qualified XII (0.20)		70,527.655	9.41	663,665
Qualified XII (0.25)		16,231.819	9.36	151,930
Qualified XII (0.30)		188,676.054	9.31	1,756,574
Qualified XII (0.35)		25,116.689	9.26	232,581
Qualified XII (0.40)		103,896.523	15.41	1,601,045
Qualified XII (0.45)		720.641	9.16	6,601
Qualified XII (0.50)		594,638.728	9.69	5,762,049
Qualified XII (0.55)		143,761.260	9.07	1,303,915
Qualified XII (0.60)		164,902.210	9.02	1,487,418
Qualified XII (0.65)		362,378.071	8.97	3,250,531
Qualified XII (0.70)		427,312.017	8.92	3,811,623

	327

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
(continued)
Qualified XII (0.75)		842,036.066	$ 8.88	$ 7,477,280
Qualified XII (0.80)		1,047,075.400	9.85	10,313,693
Qualified XII (0.85)		595,013.786	14.75	8,776,453
Qualified XII (0.90)		116,681.471	9.46	1,103,807
Qualified XII (0.95)		620,993.958	14.57	9,047,882
Qualified XII (1.00)		2,687,577.414	14.48	38,916,121
Qualified XII (1.05)		79,402.874	14.39	1,142,607
Qualified XII (1.10)		153,608.856	14.31	2,198,143
Qualified XII (1.15)		205,125.554	14.22	2,916,885
Qualified XII (1.20)		36,042.880	14.13	509,286
Qualified XII (1.25)		147,668.986	14.04	2,073,273
Qualified XII (1.30)		6,248.665	13.96	87,231
Qualified XII (1.35)		1,572.702	13.87	21,813
Qualified XII (1.40)		19,455.401	13.79	268,290
Qualified XII (1.45)		4,527.586	13.70	62,028
Qualified XII (1.50)		3,312.896	13.62	45,122
Qualified XV		30,019.984	14.56	437,091
Qualified XVI		116,316.348	13.64	1,586,555
Qualified XVII		21,307.584	14.21	302,781
Qualified XVIII		38,346.536	14.62	560,626
Qualified XXV		25,449.857	14.82	377,167
Qualified XXVI		4,720.587	14.63	69,062
Qualified XXVII		1,573,666.563	14.34	22,566,379
Qualified XXVIII		459,790.200	14.30	6,575,000
Qualified XXXII		27,580.554	8.59	236,917
Qualified XXXIII (0.65)		5,586.797	8.28	46,259
Qualified XXXVI		79,688.743	8.34	664,604
Qualified XXXVIII		209,655.279	6.20	1,299,863
Qualified XLIII		6,908.481	6.18	42,694
Qualified LIII		212,870.457	8.25	1,756,181
Qualified LIV		122,044.104	8.19	999,541
Qualified LVI		137,124.273	8.29	1,136,760
Qualified LIX		31,938.297	8.45	269,879
		19,363,499.689		$ 247,468,303
ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		42,854.991	$ 7.58	$ 324,841

	328

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:		103,091.754	$ 8.96	$ 923,702
Contracts in accumulation period:
ING Custom Choice 62		7,353.609	8.92	65,594
ING MAP PLUS NP1		9,742.393	8.96	87,292
ING MAP PLUS NP6		346.355	8.85	3,065
ING MAP PLUS NP8		20,028.737	8.81	176,453
ING MAP PLUS NP9		11,676.354	8.79	102,635
ING MAP PLUS NP10		3,185.033	8.77	27,933
ING MAP PLUS NP11		7,728.874	8.75	67,628
ING MAP PLUS NP12		8,060.660	8.73	70,370
ING MAP PLUS NP13		1,583.425	8.70	13,776
ING MAP PLUS NP14		3,950.873	8.68	34,294
ING MAP PLUS NP15		13,959.282	8.66	120,887
ING MAP PLUS NP16		10,436.372	8.64	90,170
ING MAP PLUS NP17		7,010.053	8.62	60,427
ING MAP PLUS NP18		2,449.408	8.60	21,065
ING MAP PLUS NP19		7,620.015	8.58	65,380
ING MAP PLUS NP21		5,037.535	8.53	42,970
ING MAP PLUS NP22		3,455.175	8.51	29,404
ING MAP PLUS NP23		1,342.547	8.49	11,398
ING MAP PLUS NP24		46.123	8.47	391
ING MAP PLUS NP25		1,018.424	8.45	8,606
ING MAP PLUS NP26		1,822.148	8.43	15,361
ING MAP PLUS NP28		12,519.702	8.39	105,040
ING MAP PLUS NP29		984.922	8.37	8,244
ING MAP PLUS NP30		912.119	8.35	7,616
ING MAP PLUS NP32		374.700	8.31	3,114
ING MAP PLUS NP35		280.761	8.25	2,316
Qualified V		2,174.344	14.08	30,615
Qualified VI		3,310,498.542	14.32	47,406,339
Qualified VIII		571.947	14.31	8,185
Qualified X (1.15)		84,062.328	14.48	1,217,223
Qualified X (1.25)		282,100.714	14.32	4,039,682
Qualified XII (0.00)		22,053.336	16.74	369,173
Qualified XII (0.05)		244,804.882	15.66	3,833,644
Qualified XII (0.10)		24.465	16.57	405
Qualified XII (0.20)		24,795.133	16.39	406,392
Qualified XII (0.25)		5,004.811	16.30	81,578
Qualified XII (0.30)		247,422.073	16.22	4,013,186
Qualified XII (0.35)		2,813.935	16.13	45,389
Qualified XII (0.40)		180,885.684	15.64	2,829,052
Qualified XII (0.50)		452,409.936	15.52	7,021,402
Qualified XII (0.55)		88,402.298	15.79	1,395,872
Qualified XII (0.60)		60,818.190	15.71	955,454
Qualified XII (0.65)		317,641.260	15.63	4,964,733
Qualified XII (0.70)		158,219.082	15.54	2,458,725
Qualified XII (0.75)		406,072.514	15.46	6,277,881

	329

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class I
(continued)
Qualified XII (0.80)		618,674.766	$ 15.03	$ 9,298,682
Qualified XII (0.85)		424,192.433	14.95	6,341,677
Qualified XII (0.90)		57,437.950	14.87	854,102
Qualified XII (0.95)		1,877,948.283	14.79	27,774,855
Qualified XII (1.00)		1,636,314.768	14.71	24,070,190
Qualified XII (1.05)		62,920.448	14.63	920,526
Qualified XII (1.10)		110,413.092	14.55	1,606,510
Qualified XII (1.15)		152,651.160	14.48	2,210,389
Qualified XII (1.20)		29,269.557	14.40	421,482
Qualified XII (1.25)		151,967.212	14.32	2,176,170
Qualified XII (1.30)		2,638.970	14.25	37,605
Qualified XII (1.35)		735.455	14.17	10,421
Qualified XII (1.40)		17,659.931	14.09	248,828
Qualified XII (1.45)		7,286.429	14.02	102,156
Qualified XII (1.50)		2,902.126	13.94	40,456
Qualified XIII		425.264	14.79	6,290
Qualified XV		14,946.961	14.79	221,066
Qualified XVI		86,516.567	13.94	1,206,041
Qualified XVII		4,591.677	14.32	65,753
Qualified XVIII		13,483.098	14.32	193,078
Qualified XXV		30,819.612	15.11	465,684
Qualified XXVI		13,497.505	14.92	201,383
Qualified XXVII		1,759,942.581	15.22	26,786,326
Qualified XXVIII		884,019.976	15.18	13,419,423
Qualified XXXII		11,403.155	8.93	101,830
Qualified XXXIII (0.65)		8,978.087	10.63	95,437
Qualified XXXVI		32,771.472	10.72	351,310
Qualified XXXVIII		120,897.785	6.04	730,223
Qualified XLIII		2,963.876	6.03	17,872
Qualified LIII		74,027.347	8.29	613,687
Qualified LIV		144,515.537	8.23	1,189,363
Qualified LVI		136,200.145	8.33	1,134,547
Qualified LIX		7,251.183	10.85	78,675
		14,637,057.235		$ 212,512,098
ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		35,711.374	$ 7.29	$ 260,336

	330

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:		67,772.319	$ 9.01	$ 610,629
Contracts in accumulation period:
ING Custom Choice 62		5,465.088	8.86	48,421
ING MAP PLUS NP1		23,642.264	8.89	210,180
ING MAP PLUS NP6		8,652.541	8.78	75,969
ING MAP PLUS NP8		3,924.944	8.74	34,304
ING MAP PLUS NP9		2,588.790	8.72	22,574
ING MAP PLUS NP10		4,820.976	8.70	41,942
ING MAP PLUS NP11		26,992.663	8.67	234,026
ING MAP PLUS NP12		5,302.956	8.65	45,871
ING MAP PLUS NP13		999.767	8.63	8,628
ING MAP PLUS NP14		2,601.143	8.61	22,396
ING MAP PLUS NP15		1,014.220	8.59	8,712
ING MAP PLUS NP16		1,834.196	8.57	15,719
ING MAP PLUS NP17		8,753.092	8.55	74,839
ING MAP PLUS NP18		700.000	8.53	5,971
ING MAP PLUS NP19		3,426.848	8.51	29,162
ING MAP PLUS NP20		65.729	8.48	557
ING MAP PLUS NP21		1,074.716	8.46	9,092
ING MAP PLUS NP22		1,986.494	8.44	16,766
ING MAP PLUS NP23		783.348	8.42	6,596
ING MAP PLUS NP24		5.618	8.40	47
ING MAP PLUS NP26		2,039.876	8.36	17,053
ING MAP PLUS NP28		4,440.565	8.32	36,946
ING MAP PLUS NP29		145.995	8.30	1,212
ING MAP PLUS NP30		1,031.896	8.28	8,544
ING MAP PLUS NP32		328.337	8.24	2,706
ING MAP PLUS NP35		481.301	8.18	3,937
Qualified V		1,558.306	10.49	16,347
Qualified VI		1,789,693.058	10.67	19,096,025
Qualified VIII		596.296	10.66	6,357
Qualified X (1.15)		44,586.301	10.78	480,640
Qualified X (1.25)		160,870.060	10.67	1,716,484
Qualified XII (0.00)		3,268.593	12.68	41,446
Qualified XII (0.05)		152,451.371	11.67	1,779,108
Qualified XII (0.10)		63.573	12.54	797
Qualified XII (0.20)		21,588.647	12.41	267,915
Qualified XII (0.25)		2,428.183	12.34	29,964
Qualified XII (0.30)		145,900.555	12.28	1,791,659
Qualified XII (0.35)		1,643.933	12.21	20,072
Qualified XII (0.40)		102,557.786	11.65	1,194,798
Qualified XII (0.50)		399,728.550	11.56	4,620,862
Qualified XII (0.55)		43,827.760	11.96	524,180
Qualified XII (0.60)		38,949.252	11.89	463,107
Qualified XII (0.65)		109,681.239	11.83	1,297,529
Qualified XII (0.70)		71,338.050	11.77	839,649
Qualified XII (0.75)		186,984.228	11.71	2,189,585

	331

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class I
(continued)
Qualified XII (0.80)		481,806.270	$ 11.19	$ 5,391,412
Qualified XII (0.85)		209,995.378	11.13	2,337,249
Qualified XII (0.90)		56,987.683	11.07	630,854
Qualified XII (0.95)		301,782.787	11.02	3,325,646
Qualified XII (1.00)		985,346.014	10.96	10,799,392
Qualified XII (1.05)		29,021.730	10.90	316,337
Qualified XII (1.10)		67,034.363	10.84	726,652
Qualified XII (1.15)		92,831.331	10.78	1,000,722
Qualified XII (1.20)		13,077.953	10.72	140,196
Qualified XII (1.25)		94,434.206	10.67	1,007,613
Qualified XII (1.30)		1,357.841	10.61	14,407
Qualified XII (1.35)		62.804	10.55	663
Qualified XII (1.40)		10,787.890	10.50	113,273
Qualified XII (1.45)		1,918.559	10.44	20,030
Qualified XII (1.50)		612.117	10.39	6,360
Qualified XV		14,752.413	11.02	162,572
Qualified XVI		49,131.203	10.39	510,473
Qualified XVII		357.729	10.67	3,817
Qualified XVIII		11,940.054	10.67	127,400
Qualified XXV		5,401.956	11.25	60,772
Qualified XXVI		4,506.778	11.12	50,115
Qualified XXVII		1,120,219.629	11.31	12,669,684
Qualified XXVIII		565,946.473	11.28	6,383,876
Qualified XXXII		3,033.183	8.92	27,056
Qualified XXXIII (0.65)		8,917.630	10.87	96,935
Qualified XXXVI		15,284.688	10.96	167,520
Qualified XXXVIII		84,619.868	6.21	525,489
Qualified XLIII		3,148.869	6.19	19,492
Qualified LIII		44,872.826	8.05	361,226
Qualified LIV		27,912.632	8.00	223,301
Qualified LVI		64,720.421	8.10	524,235
Qualified LIX		5,166.841	11.10	57,352
		7,835,581.542		$ 85,771,444
ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		8,219.055	$ 7.05	$ 57,944

	332

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:		83,717.941	$9.74 to $19.83	$ 1,023,385
Contracts in accumulation period:
ING Custom Choice 62		1,906.756	10.59	20,193
ING MAP PLUS NP8		903.277	10.29	9,295
ING MAP PLUS NP9		936.961	10.27	9,623
ING MAP PLUS NP11		12.155	10.22	124
ING MAP PLUS NP13		4.359	10.17	44
ING MAP PLUS NP14		381.758	10.14	3,871
ING MAP PLUS NP15		790.238	10.12	7,997
ING MAP PLUS NP16		30.626	10.09	309
ING MAP PLUS NP17		935.643	10.07	9,422
ING MAP PLUS NP19		3,898.781	10.02	39,066
ING MAP PLUS NP21		110.765	9.97	1,104
ING MAP PLUS NP22		46.541	9.94	463
ING MAP PLUS NP24		5.648	9.89	56
ING MAP PLUS NP25		6,096.550	9.87	60,173
ING MAP PLUS NP26		2,719.696	9.85	26,789
ING MAP PLUS NP28		1,857.014	9.80	18,199
ING MAP PLUS NP29		3,718.257	9.77	36,327
ING MAP PLUS NP30		53.212	9.75	519
Qualified V		220.411	19.47	4,291
Qualified VI		1,285,065.057	19.83	25,482,840
Qualified VIII		14.422	19.82	286
Qualified X (1.15)		61,879.061	20.07	1,241,913
Qualified X (1.25)		127,454.702	19.83	2,527,427
Qualified XII (0.00)		8,605.496	15.17	130,545
Qualified XII (0.05)		44,610.956	21.76	970,734
Qualified XII (0.10)		7.106	15.01	107
Qualified XII (0.20)		12,630.233	14.85	187,559
Qualified XII (0.25)		4,166.538	14.77	61,540
Qualified XII (0.30)		138,577.494	14.69	2,035,703
Qualified XII (0.35)		3,757.729	14.62	54,938
Qualified XII (0.40)		48,123.017	21.72	1,045,232
Qualified XII (0.45)		454.283	14.46	6,569
Qualified XII (0.50)		136,964.482	14.60	1,999,681
Qualified XII (0.55)		63,505.046	14.31	908,757
Qualified XII (0.60)		86,085.618	14.23	1,224,998
Qualified XII (0.65)		57,445.468	14.16	813,428
Qualified XII (0.70)		103,890.557	14.08	1,462,779
Qualified XII (0.75)		256,519.601	14.01	3,593,840
Qualified XII (0.80)		528,456.709	14.86	7,852,867
Qualified XII (0.85)		179,453.987	20.79	3,730,848
Qualified XII (0.90)		19,452.339	14.33	278,752
Qualified XII (0.95)		159,679.729	20.54	3,279,822
Qualified XII (1.00)		590,550.076	20.42	12,059,033
Qualified XII (1.05)		30,423.792	20.31	617,907
Qualified XII (1.10)		38,814.466	20.19	783,664

	333

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I (continued)
Qualified XII (1.15)	58,495.753	$ 20.07	$ 1,174,010
Qualified XII (1.20)	4,544.021	19.95	90,653
Qualified XII (1.25)	25,923.255	19.83	514,058
Qualified XII (1.30)	2,733.027	19.72	53,895
Qualified XII (1.35)	894.095	19.60	17,524
Qualified XII (1.40)	7,757.807	19.49	151,200
Qualified XII (1.45)	1,574.665	19.37	30,501
Qualified XII (1.50)	2,623.407	19.26	50,527
Qualified XV	9,075.119	20.54	186,403
Qualified XVI	40,304.759	19.26	776,270
Qualified XVII	3,985.191	19.83	79,026
Qualified XVIII	11,577.061	20.65	239,066
Qualified XXV	14,688.452	20.93	307,429
Qualified XXVI	2,847.701	20.67	58,862
Qualified XXVII	568,936.313	9.96	5,666,606
Qualified XXVIII	130,704.522	10.61	1,386,775
Qualified XXXII	4,001.074	10.31	41,251
Qualified XXXVI	21,546.620	11.47	247,140
Qualified XXXVIII	45,372.626	6.61	299,913
Qualified XLIII	870.428	6.59	5,736
Qualified LIII	32,064.130	10.02	321,283
Qualified LIV	47,318.988	9.96	471,297
Qualified LVI	36,841.511	10.08	371,362
Qualified LIX	8,400.850	11.61	97,534
	5,178,015.928		$ 86,261,340
ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	11,778.295	$ 8.52	$ 100,351

ING VP International Value Portfolio - Class I
Currently payable annuity contracts:	168,754.607	$ 10.78	$ 1,819,175
Contracts in accumulation period:
ING Custom Choice 62	1,308.135	10.41	13,618
ING MAP PLUS NP3	113.809	10.64	1,211
ING MAP PLUS NP8	868.748	10.51	9,131
ING MAP PLUS NP10	75.918	10.46	794
ING MAP PLUS NP11	7,405.623	10.43	77,241
ING MAP PLUS NP12	587.256	10.41	6,113
ING MAP PLUS NP16	14.458	10.31	149
ING MAP PLUS NP18	247.292	10.26	2,537
ING MAP PLUS NP19	5.503	10.23	56
ING MAP PLUS NP20	4,071.974	10.21	41,575
ING MAP PLUS NP21	989.848	10.18	10,077
ING MAP PLUS NP22	604.934	10.16	6,146
ING MAP PLUS NP26	767.509	10.06	7,721
ING MAP PLUS NP27	328.115	10.03	3,291
ING MAP PLUS NP30	467.627	9.96	4,658

334

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP International Value Portfolio - Class I
(continued)
ING MAP PLUS NP32		67.715	$ 9.91	$ 671
ING MAP PLUS NP35		224.510	9.84	2,209
Qualified V		469.804	10.26	4,820
Qualified VI		965,543.709	10.38	10,022,344
Qualified X (1.15)		73,545.229	10.46	769,283
Qualified X (1.25)		201,857.432	10.38	2,095,280
Qualified XII (0.00)		3,538.939	11.39	40,309
Qualified XII (0.10)		14.905	11.31	169
Qualified XII (0.20)		101,460.236	11.23	1,139,398
Qualified XII (0.25)		1,601.041	11.18	17,900
Qualified XII (0.30)		108,668.895	11.14	1,210,571
Qualified XII (0.40)		151,769.408	11.06	1,678,570
Qualified XII (0.50)		296,268.285	10.98	3,253,026
Qualified XII (0.55)		45,851.819	10.94	501,619
Qualified XII (0.60)		30,523.462	10.90	332,706
Qualified XII (0.65)		37,828.958	10.86	410,822
Qualified XII (0.70)		47,593.444	10.82	514,961
Qualified XII (0.75)		79,304.651	10.78	854,904
Qualified XII (0.80)		202,554.272	10.74	2,175,433
Qualified XII (0.85)		79,090.817	10.70	846,272
Qualified XII (0.90)		14,503.620	10.66	154,609
Qualified XII (0.95)		3,508,367.983	10.62	37,258,868
Qualified XII (1.00)		587,996.110	10.58	6,220,999
Qualified XII (1.05)		5,841.887	10.54	61,573
Qualified XII (1.10)		16,271.151	10.50	170,847
Qualified XII (1.15)		100,465.516	10.46	1,050,869
Qualified XII (1.20)		7,373.873	10.42	76,836
Qualified XII (1.25)		40,503.402	10.38	420,425
Qualified XII (1.30)		3,622.070	10.34	37,452
Qualified XII (1.35)		225.469	10.30	2,322
Qualified XII (1.40)		4,443.083	10.27	45,630
Qualified XII (1.45)		913.832	10.23	9,349
Qualified XII (1.50)		1,362.908	10.19	13,888
Qualified XIII		652.672	10.62	6,931
Qualified XV		3,615.202	10.62	38,393
Qualified XVI		26,186.839	10.19	266,844
Qualified XVII		649.128	10.38	6,738
Qualified XVIII		13,531.307	10.38	140,455
Qualified XXI		42,886.000	10.74	460,596
Qualified XXV		2,605.234	10.88	28,345
Qualified XXVI		1,772.895	10.71	18,988
Qualified XXVIII		819,968.227	11.79	9,667,425
Qualified XXXII		2,033.034	10.64	21,631
Qualified XXXIII (0.65)		46,818.063	10.80	505,635
Qualified XXXVIII		16,933.063	5.69	96,349
Qualified XLIII		636.801	5.67	3,611
Qualified LIII		7,494.562	9.52	71,348

	335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP International Value Portfolio - Class I
(continued)
Qualified LIV		8,432.791	$ 9.46	$ 79,774
Qualified LVI		15,601.683	9.58	149,464
Qualified LIX		2,213.720	10.98	24,307
		7,918,311.012		$ 84,985,261
ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		28,707.290	$ 8.65	$ 248,318

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		715.161	$ 10.14	$ 7,252
Qualified VI		336,536.225	9.12	3,069,210
Qualified X (1.15)		7,609.289	9.19	69,929
Qualified X (1.25)		38,226.163	9.12	348,623
Qualified XII (0.00)		879.180	10.02	8,809
Qualified XII (0.30)		39,348.648	9.79	385,223
Qualified XII (0.40)		14,661.918	9.72	142,514
Qualified XII (0.50)		5,469.481	9.65	52,780
Qualified XII (0.55)		8,422.973	9.61	80,945
Qualified XII (0.60)		5,274.716	9.58	50,532
Qualified XII (0.65)		22,955.410	9.54	218,995
Qualified XII (0.70)		8,901.244	9.51	84,651
Qualified XII (0.75)		75,660.905	9.47	716,509
Qualified XII (0.80)		60,532.788	9.44	571,430
Qualified XII (0.85)		36,423.360	9.40	342,380
Qualified XII (0.90)		10,458.191	9.37	97,993
Qualified XII (0.95)		62,519.404	9.33	583,306
Qualified XII (1.00)		121,056.645	9.30	1,125,827
Qualified XII (1.05)		1,265.427	9.26	11,718
Qualified XII (1.10)		13,434.459	9.23	124,000
Qualified XII (1.15)		6,486.814	9.19	59,614
Qualified XII (1.20)		2,661.709	9.16	24,381
Qualified XII (1.25)		9,681.339	9.12	88,294
Qualified XII (1.30)		2,002.562	9.09	18,203
Qualified XII (1.35)		35.313	9.06	320
Qualified XII (1.40)		828.341	9.02	7,472
Qualified XII (1.45)		224.176	8.99	2,015
Qualified XII (1.50)		75.773	8.96	679
Qualified XV		1,036.703	9.33	9,672
Qualified XVI		9,470.469	8.96	84,855
Qualified XVIII		5,536.217	9.12	50,490
Qualified XXV		2,527.768	9.56	24,165
Qualified XXVI		681.043	9.41	6,409
Qualified XXXII		127.998	10.01	1,281
Qualified XXXVIII		13,942.355	6.37	88,813
Qualified XLIII		109.480	6.36	696
Qualified LIII		5,757.785	9.76	56,196
Qualified LIV		103.975	9.70	1,009
Qualified LVI		1,265.848	9.82	12,431
Qualified LIX		1,705.940	10.69	18,237
		934,613.195		$ 8,647,858

	336

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	12,412.067	$ 8.69	$ 107,861

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Qualified V	67.869	$ 6.18	$ 419
Qualified VI	251,417.349	6.25	1,571,358
Qualified VIII	126.454	6.25	790
Qualified X (1.15)	24,725.030	6.30	155,768
Qualified X (1.25)	33,603.720	6.25	210,023
Qualified XII (0.00)	116.621	6.86	800
Qualified XII (0.20)	74.720	6.76	505
Qualified XII (0.25)	611.458	6.74	4,121
Qualified XII (0.30)	370,460.176	6.71	2,485,788
Qualified XII (0.40)	11,905.407	6.66	79,290
Qualified XII (0.50)	3,212.994	6.61	21,238
Qualified XII (0.55)	8,944.759	6.59	58,946
Qualified XII (0.60)	13,913.041	6.56	91,270
Qualified XII (0.65)	101,609.547	6.54	664,526
Qualified XII (0.70)	5,511.720	6.51	35,881
Qualified XII (0.75)	26,985.536	6.49	175,136
Qualified XII (0.80)	84,843.865	6.46	548,091
Qualified XII (0.85)	33,603.345	6.44	216,406
Qualified XII (0.90)	4,579.204	6.42	29,398
Qualified XII (0.95)	51,116.776	6.39	326,636
Qualified XII (1.00)	197,317.744	6.37	1,256,914
Qualified XII (1.05)	6,247.814	6.35	39,674
Qualified XII (1.10)	7,517.774	6.32	47,512
Qualified XII (1.15)	6,823.825	6.30	42,990
Qualified XII (1.20)	3,259.617	6.27	20,438
Qualified XII (1.25)	15,178.054	6.25	94,863
Qualified XII (1.30)	149.090	6.23	929
Qualified XII (1.40)	2,417.204	6.18	14,938
Qualified XII (1.45)	1,067.269	6.16	6,574
Qualified XV	327.294	6.39	2,091
Qualified XVI	5,564.785	6.14	34,168
Qualified XVIII	2,423.798	6.25	15,149
Qualified XXV	4,296.594	6.55	28,143
Qualified XXVI	730.388	6.45	4,711
Qualified XXXVIII	281.637	6.34	1,786
Qualified XLIII	62.191	6.33	394
Qualified LIII	1,149.902	9.63	11,074
Qualified LIV	3,554.781	9.57	34,019
Qualified LVI	316.118	9.68	3,060
Qualified LIX	4,355.442	7.17	31,229
	1,290,470.912		$ 8,367,046

337

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	5,691.374	$ 8.20	$ 46,669

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	855,986.362	$8.63 to $28.53	$ 17,000,524
Contracts in accumulation period:
ING MAP PLUS NP1	1,834.321	9.24	16,949
ING MAP PLUS NP14	572.373	8.95	5,123
ING MAP PLUS NP15	27.188	8.93	243
ING MAP PLUS NP21	8,396.578	8.80	73,890
ING MAP PLUS NP22	10,371.002	8.78	91,057
ING MAP PLUS NP25	222.834	8.72	1,943
ING MAP PLUS NP26	1,348.829	8.69	11,721
Qualified I	18,796.343	27.98	525,922
Qualified V	659.737	20.66	13,630
Qualified VI	5,925,047.637	21.06	124,781,503
Qualified VII	98,258.815	20.39	2,003,497
Qualified VIII	2,224.702	19.54	43,471
Qualified IX	1,463.243	20.66	30,231
Qualified X (1.15)	345,777.781	21.38	7,392,729
Qualified X (1.25)	1,052,478.852	21.06	22,165,205
Qualified XII (0.00)	41,538.894	11.75	488,082
Qualified XII (0.05)	51,503.720	23.13	1,191,281
Qualified XII (0.10)	65.905	11.63	766
Qualified XII (0.20)	36,612.798	11.51	421,413
Qualified XII (0.25)	43,293.785	11.44	495,281
Qualified XII (0.30)	217,774.729	11.38	2,478,276
Qualified XII (0.35)	12,253.294	11.32	138,707
Qualified XII (0.40)	22,299.924	16.18	360,813
Qualified XII (0.45)	36.872	11.20	413
Qualified XII (0.50)	336,346.775	11.58	3,894,896
Qualified XII (0.55)	136,408.373	11.09	1,512,769
Qualified XII (0.60)	243,822.506	11.03	2,689,362
Qualified XII (0.65)	178,483.498	10.97	1,957,964
Qualified XII (0.70)	291,415.203	10.91	3,179,340
Qualified XII (0.75)	604,118.777	10.85	6,554,689
Qualified XII (0.80)	1,235,406.997	11.52	14,231,889
Qualified XII (0.85)	803,014.231	15.50	12,446,721
Qualified XII (0.90)	183,469.079	11.20	2,054,854
Qualified XII (0.95)	834,263.468	15.31	12,772,574
Qualified XII (1.00)	1,221,726.781	15.21	18,582,464
Qualified XII (1.05)	77,643.109	15.11	1,173,187
Qualified XII (1.10)	184,494.941	15.02	2,771,114
Qualified XII (1.15)	274,078.919	14.92	4,089,257
Qualified XII (1.20)	15,527.307	14.83	230,270
Qualified XII (1.25)	88,949.868	14.74	1,311,121
Qualified XII (1.30)	4,492.960	14.64	65,777

338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class I (continued)
Qualified XII (1.35)		2,295.742	$ 14.55	$ 33,403
Qualified XII (1.40)		15,460.662	14.46	223,561
Qualified XII (1.45)		208.148	14.37	2,991
Qualified XII (1.50)		1,356.609	14.28	19,372
Qualified XIII		8.512	21.87	186
Qualified XV		11,755.637	21.84	256,743
Qualified XVI		124,977.343	20.45	2,555,787
Qualified XVII		95,222.378	21.68	2,064,421
Qualified XVIII		146,727.776	21.68	3,181,058
Qualified XIX		9,976.108	28.80	287,312
Qualified XX		19,914.801	28.47	566,974
Qualified XXV		37,947.460	22.22	843,193
Qualified XXVI		4,969.746	21.95	109,086
Qualified XXVII		826,872.862	28.23	23,342,621
Qualified XXVIII		102,517.264	28.15	2,885,861
Qualified XXX		40,737.368	27.10	1,103,983
Qualified XXXII		217,887.765	9.14	1,991,494
Qualified XXXVI		23,631.215	9.95	235,131
Qualified XXXVIII		207,840.997	7.16	1,488,142
Qualified XLIII		12,433.588	7.13	88,651
Qualified LIII		154,708.476	8.84	1,367,623
Qualified LIV		232,643.460	8.78	2,042,610
Qualified LVI		105,315.658	8.89	936,256
Qualified LIX		4,785.311	10.07	48,188
		17,862,704.196		$ 314,925,565
ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:		295,681.914	$9.89 to $83.76	$ 5,940,774
Contracts in accumulation period:
ING Custom Choice 62		7,378.504	10.38	76,589
ING MAP PLUS NP1		37,722.100	10.62	400,609
ING MAP PLUS NP6		26,873.318	10.49	281,901
ING MAP PLUS NP8		39,309.754	10.44	410,394
ING MAP PLUS NP9		11,721.298	10.41	122,019
ING MAP PLUS NP10		230.615	10.38	2,394
ING MAP PLUS NP11		109,386.945	10.36	1,133,249
ING MAP PLUS NP12		55,533.585	10.33	573,662
ING MAP PLUS NP13		5,522.661	10.31	56,939
ING MAP PLUS NP14		5,900.766	10.28	60,660
ING MAP PLUS NP15		62,189.408	10.26	638,063
ING MAP PLUS NP16		979.648	10.23	10,022
ING MAP PLUS NP17		16,570.654	10.21	169,186
ING MAP PLUS NP18		6,164.972	10.18	62,759
ING MAP PLUS NP19		757.897	10.16	7,700
ING MAP PLUS NP20		291.653	10.13	2,954
ING MAP PLUS NP21		2,716.043	10.11	27,459
ING MAP PLUS NP23		9,680.783	10.06	97,389
ING MAP PLUS NP24		1,638.123	10.03	16,430
ING MAP PLUS NP25		557.927	10.01	5,585

	339

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I
(continued)
ING MAP PLUS NP26		746.945	$ 9.98	$ 7,455
ING MAP PLUS NP27		3,727.362	9.96	37,125
ING MAP PLUS NP28		15,306.125	9.94	152,143
ING MAP PLUS NP29		1,701.270	9.91	16,860
ING MAP PLUS NP30		1,515.183	9.89	14,985
ING MAP PLUS NP35		1,257.529	9.77	12,286
Qualified I		5,483.794	73.34	402,181
Qualified V		1,185.824	18.47	21,902
Qualified VI		4,992,356.036	18.57	92,708,052
Qualified VII		62,712.843	17.29	1,084,305
Qualified VIII		7,996.226	17.09	136,656
Qualified IX		553.548	18.08	10,008
Qualified X (1.15)		271,720.350	18.86	5,124,646
Qualified X (1.25)		703,102.523	18.57	13,056,614
Qualified XII (0.00)		26,354.370	15.71	414,027
Qualified XII (0.05)		209,522.685	20.41	4,276,358
Qualified XII (0.10)		6.334	15.54	98
Qualified XII (0.20)		38,193.010	15.38	587,409
Qualified XII (0.25)		31,797.180	15.29	486,179
Qualified XII (0.30)		189,955.718	15.21	2,889,226
Qualified XII (0.35)		5,567.904	15.13	84,242
Qualified XII (0.40)		59,370.861	17.28	1,025,928
Qualified XII (0.45)		809.370	14.97	12,116
Qualified XII (0.50)		463,233.691	15.10	6,994,829
Qualified XII (0.55)		233,534.895	14.81	3,458,652
Qualified XII (0.60)		123,333.212	14.74	1,817,932
Qualified XII (0.65)		461,356.211	14.66	6,763,482
Qualified XII (0.70)		411,319.418	14.58	5,997,037
Qualified XII (0.75)		373,088.946	14.50	5,409,790
Qualified XII (0.80)		966,351.581	14.63	14,137,724
Qualified XII (0.85)		775,031.794	16.55	12,826,776
Qualified XII (0.90)		82,848.322	14.49	1,200,472
Qualified XII (0.95)		2,994,466.155	16.34	48,929,577
Qualified XII (1.00)		1,700,056.020	16.24	27,608,910
Qualified XII (1.05)		73,671.367	16.13	1,188,319
Qualified XII (1.10)		130,907.828	16.03	2,098,452
Qualified XII (1.15)		158,911.537	15.93	2,531,461
Qualified XII (1.20)		44,152.548	15.83	698,935
Qualified XII (1.25)		121,609.453	15.73	1,912,917
Qualified XII (1.30)		5,293.579	15.63	82,739
Qualified XII (1.35)		3,013.917	15.53	46,806
Qualified XII (1.40)		25,237.260	15.44	389,663
Qualified XII (1.45)		7,872.748	15.34	120,768
Qualified XII (1.50)		1,041.107	15.24	15,866
Qualified XV		7,842.564	19.26	151,048
Qualified XVI		143,535.671	18.04	2,589,384
Qualified XVII		112,091.714	18.90	2,118,533
Qualified XVIII		174,989.521	18.90	3,307,302

	340

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I
(continued)
Qualified XIX		15.553	$ 74.63	$ 1,161
Qualified XX		7,112.050	73.28	521,171
Qualified XXI		21,798.099	19.54	425,935
Qualified XXV		23,421.091	19.59	458,819
Qualified XXVI		10,470.949	19.35	202,613
Qualified XXVII		576,494.321	73.52	42,383,862
Qualified XXVIII		156,594.803	73.31	11,479,965
Qualified XXX		18,281.029	70.58	1,290,275
Qualified XXXII		94,934.097	10.30	977,821
Qualified XXXIII (0.65)		26,899.284	12.34	331,937
Qualified XXXV		3,927.286	10.08	39,587
Qualified XXIX		307.818	72.02	22,169
Qualified XXXVI		42,348.150	12.44	526,811
Qualified XXXVIII		143,974.240	9.25	1,331,762
Qualified XLIII		12,500.482	9.22	115,254
Qualified LIII		231,330.109	10.23	2,366,507
Qualified LIV		177,823.331	10.16	1,806,685
Qualified LVI		95,615.210	10.28	982,924
Qualified LIX		5,085.538	12.59	64,027
		18,571,476.057		$ 350,384,197
ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		21,971.157	$ 9.64	$ 211,802

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:		1,213,874.450	$10.68 to $12.98	$ 13,677,870
Contracts in accumulation period:
ING Custom Choice 62		273,075.388	11.10	3,031,137
ING MAP PLUS NP4		2,317.484	11.41	26,442
ING MAP PLUS NP6		12.220	11.35	139
ING MAP PLUS NP15		6,640.462	11.10	73,709
ING MAP PLUS NP17		687.285	11.05	7,595
ING MAP PLUS NP19		24,465.035	11.00	269,115
ING MAP PLUS NP21		941.994	10.94	10,305
ING MAP PLUS NP25		1,013.073	10.83	10,972
ING MAP PLUS NP26		486.964	10.81	5,264
Qualified I		3,905.472	54.26	211,911
Qualified V		24,448.478	15.08	368,683
Qualified VI		5,263,804.102	15.42	81,167,859
Qualified VII		66,945.829	15.42	1,032,305
Qualified VIII		8,305.971	14.84	123,261
Qualified IX		868.685	15.69	13,630
Qualified X (1.15)		395,971.404	15.66	6,200,912
Qualified X (1.25)		819,903.676	15.42	12,642,915
Qualified XII (0.00)		16,516.336	14.51	239,652
Qualified XII (0.05)		44,401.187	16.94	752,156
Qualified XII (0.25)		5,139.268	14.13	72,618
Qualified XII (0.30)		582,760.278	14.05	8,187,782

	341

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market Portfolio - Class I (continued)
Qualified XII (0.35)	88,510.200	$ 13.98	$ 1,237,373
Qualified XII (0.40)	254,244.825	15.14	3,849,267
Qualified XII (0.45)	334.852	13.83	4,631
Qualified XII (0.50)	1,857,130.772	13.89	25,795,546
Qualified XII (0.55)	248,143.341	13.68	3,394,601
Qualified XII (0.60)	422,638.988	13.61	5,752,117
Qualified XII (0.65)	1,668,292.366	13.54	22,588,679
Qualified XII (0.70)	1,104,772.716	13.47	14,881,288
Qualified XII (0.75)	1,480,502.667	13.40	19,838,736
Qualified XII (0.80)	1,831,765.099	13.50	24,728,829
Qualified XII (0.85)	931,951.521	14.50	13,513,297
Qualified XII (0.90)	201,555.761	13.32	2,684,723
Qualified XII (0.95)	3,316,496.492	14.32	47,492,230
Qualified XII (1.00)	4,585,229.181	14.23	65,247,811
Qualified XII (1.05)	208,197.288	14.14	2,943,910
Qualified XII (1.10)	287,943.348	14.05	4,045,604
Qualified XII (1.15)	201,803.071	13.96	2,817,171
Qualified XII (1.20)	60,965.910	13.88	846,207
Qualified XII (1.25)	813,394.346	13.79	11,216,708
Qualified XII (1.30)	8,505.961	13.70	116,532
Qualified XII (1.35)	2,810.007	13.62	38,272
Qualified XII (1.40)	46,061.786	13.53	623,216
Qualified XII (1.45)	16,415.776	13.45	220,792
Qualified XII (1.50)	5,570.085	13.36	74,416
Qualified XIII	20,037.370	16.02	320,999
Qualified XV	27,161.909	15.99	434,319
Qualified XVI	160,993.788	14.98	2,411,687
Qualified XVII	133,856.005	15.42	2,064,060
Qualified XVIII	254,553.658	15.42	3,925,217
Qualified XIX	159.202	54.26	8,638
Qualified XX	23,931.595	53.14	1,271,725
Qualified XXI	61,458.099	16.22	996,850
Qualified XXV	78,148.377	16.27	1,271,474
Qualified XXVI	14,553.054	16.07	233,868
Qualified XXVII	1,255,218.711	57.58	72,275,493
Qualified XXVIII	757,774.535	56.47	42,791,528
Qualified XXIX	1.550	53.14	82
Qualified XXX	40,069.364	52.08	2,086,812
Qualified XXXII	42,730.896	11.07	473,031
Qualified XXXIII (0.65)	68,430.098	11.78	806,107
Qualified XXXV	261,737.154	11.27	2,949,778
Qualified XXXVI	18,680.948	11.87	221,743
Qualified XXXVIII	97,098.675	10.36	1,005,942
Qualified LIII	177,630.688	11.48	2,039,200
Qualified LIV	65,819.639	11.41	751,002
Qualified LVI	26,299.354	11.54	303,495
Qualified XLIII	11,048.288	10.33	114,129
Qualified LIX	15,309.037	12.02	184,015
	32,012,423.394		$ 541,019,382

342

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	6,528.723	$ 26.71	$ 174,382
Qualified XII (0.50)	159.972	17.96	2,873
Qualified XII (0.55)	4.948	16.99	84
Qualified XII (0.65)	15.044	16.81	253
Qualified XII (0.70)	119.880	16.73	2,006
Qualified XII (0.75)	531.044	16.64	8,837
Qualified XII (0.80)	26.060	17.88	466
Qualified XII (0.85)	17.961	25.02	449
Qualified XII (0.90)	675.410	17.36	11,725
Qualified XII (0.95)	102.209	24.70	2,525
Qualified XII (1.00)	838.002	24.55	20,573
Qualified XII (1.15)	32.698	24.09	788
Qualified XII (1.25)	40.610	23.78	966
Qualified XII (1.40)	0.198	23.34	5
Qualified XII (1.45)	5.572	23.19	129
Qualified XVII	367.136	26.71	9,806
	9,465.467		$ 235,867
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	3,019.991	$ 23.44	$ 70,789
Qualified X (1.25)	7.952	15.77	125
Qualified XII (0.50)	22.232	17.36	386
Qualified XII (0.55)	23.993	16.94	406
Qualified XII (0.60)	3.220	16.85	54
Qualified XII (0.70)	604.748	16.68	10,087
Qualified XII (0.75)	162.952	16.59	2,703
Qualified XII (0.80)	40.389	16.85	681
Qualified XII (0.85)	21.428	20.60	441
Qualified XII (0.90)	97.999	16.67	1,634
Qualified XII (0.95)	21.086	20.34	429
Qualified XII (1.00)	496.797	20.21	10,040
Qualified XII (1.15)	10.360	19.83	205
Qualified XII (1.50)	8.012	18.97	152
	4,541.159		$ 98,132

343

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	3,477.959	$ 13.76	$ 47,857
Qualified X (1.25)	18.923	14.72	279
Qualified XII (0.50)	162.488	8.90	1,446
Qualified XII (0.55)	7.915	8.35	66
Qualified XII (0.70)	1,141.786	8.22	9,385
Qualified XII (0.75)	849.163	8.17	6,938
Qualified XII (0.80)	38.027	8.95	340
Qualified XII (0.85)	27.897	12.37	345
Qualified XII (0.90)	394.288	8.60	3,391
Qualified XII (0.95)	89.380	12.22	1,092
Qualified XII (1.00)	325.933	12.14	3,957
Qualified XII (1.40)	4.036	11.54	47
Qualified XVII	4.154	13.76	57
	6,541.949		$ 75,200
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	10,622.299	$ 17.72	$ 188,227
Qualified XII (0.30)	306.371	11.30	3,462
Qualified XII (0.45)	0.049	11.12	1
Qualified XII (0.50)	167.938	11.44	1,921
Qualified XII (0.55)	5.683	11.00	63
Qualified XII (0.65)	15.013	10.88	163
Qualified XII (0.70)	1,027.257	10.83	11,125
Qualified XII (0.75)	187.035	10.77	2,014
Qualified XII (0.80)	262.084	11.55	3,027
Qualified XII (0.85)	522.517	12.46	6,511
Qualified XII (0.90)	316.520	11.24	3,558
Qualified XII (0.95)	151.856	12.30	1,868
Qualified XII (1.00)	603.393	12.23	7,380
Qualified XII (1.20)	504.462	11.92	6,013
Qualified XII (1.45)	8.855	11.55	102
Qualified XII (1.50)	12.837	11.48	147
Qualified XVII	234.248	17.72	4,151
	14,948.417		$ 239,733

344

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	6,444.407	$ 14.85	$ 95,699
Qualified XII (0.45)	0.093	7.73	1
Qualified XII (0.50)	183.400	8.63	1,583
Qualified XII (0.65)	14.975	7.57	113
Qualified XII (0.70)	1,085.977	7.53	8,177
Qualified XII (0.75)	893.306	7.49	6,691
Qualified XII (0.80)	1,362.297	8.76	11,934
Qualified XII (0.85)	95.276	12.79	1,219
Qualified XII (0.90)	640.245	8.48	5,429
Qualified XII (0.95)	67.212	12.63	849
Qualified XII (1.00)	896.436	12.55	11,250
Qualified XII (1.15)	45.699	12.31	563
Qualified XII (1.20)	134.796	12.23	1,649
Qualified XII (1.50)	4.429	11.78	52
Qualified XVII	605.844	14.85	8,997
	12,474.392		$ 154,206
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING Custom Choice 62	1,538.540	$ 5.30	$ 8,154
ING MAP PLUS NP8	17,114.523	5.37	91,905
ING MAP PLUS NP22	46.204	5.30	245
Qualified VI	12,946.621	5.30	68,617
Qualified XII (0.00)	127.017	5.42	688
Qualified XII (0.30)	172.139	5.39	928
Qualified XII (0.40)	92.353	5.38	497
Qualified XII (0.50)	21,512.855	5.37	115,524
Qualified XII (0.55)	621.298	5.37	3,336
Qualified XII (0.65)	37.093	5.36	199
Qualified XII (0.70)	44.198	5.35	236
Qualified XII (0.75)	228.256	5.35	1,221
Qualified XII (0.80)	4,104.397	5.34	21,917
Qualified XII (0.85)	133.938	5.34	715
Qualified XII (0.90)	670.540	5.33	3,574
Qualified XII (0.95)	1,964.600	5.33	10,471
Qualified XII (1.00)	6,137.381	5.33	32,712
Qualified XII (1.05)	373.801	5.32	1,989
Qualified XII (1.10)	924.128	5.32	4,916
Qualified XII (1.15)	134.467	5.31	714
Qualified XII (1.20)	1,688.851	5.31	8,968
Qualified XII (1.25)	1,816.177	5.30	9,626
Qualified XV	10.313	5.33	55
Qualified XXV	49.104	5.36	263
Qualified XXVI	26.275	5.35	141
	72,515.069		$ 387,611

345

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.05)	25,657.965	$ 8.01	$ 205,520

Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
Qualified VI	13,494.603	$ 7.15	$ 96,486
Qualified XII (0.40)	13.522	7.19	97
Qualified XII (0.50)	1,313.391	7.19	9,443
Qualified XII (0.70)	6.866	7.18	49
Qualified XII (0.75)	612.874	7.17	4,394
Qualified XII (0.80)	0.473	7.17	3
Qualified XII (0.85)	3,415.039	7.17	24,486
Qualified XII (0.90)	288.987	7.17	2,072
Qualified XII (0.95)	1,034.700	7.16	7,408
Qualified XII (1.00)	3,939.031	7.16	28,203
Qualified XII (1.05)	180.365	7.16	1,291
Qualified XII (1.15)	1,710.443	7.16	12,247
Qualified XII (1.25)	27.917	7.15	200
Qualified XII (1.50)	4.424	7.14	32
Qualified XVI	177.866	7.14	1,270
Qualified XXI	99,616.819	7.17	714,253
Qualified XXV	274.294	7.17	1,967
Qualified LIII	17.650	7.19	127
Qualified LIV	96.569	7.17	692
Qualified LVI	39.008	7.20	281
	126,264.841		$ 905,001
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
Qualified XII (1.00)	10,402.549	$ 10.13	$ 105,378
ING MAP PLUS NP8	3,964.098	8.71	34,527
ING MAP PLUS NP9	8,582.035	8.69	74,578
ING MAP PLUS NP11	3,468.677	8.64	29,969
ING MAP PLUS NP12	4,635.048	8.62	39,954
ING MAP PLUS NP15	3,775.352	8.56	32,317
ING MAP PLUS NP16	5,655.100	8.54	48,295
ING MAP PLUS NP17	11,119.506	8.52	94,738
ING MAP PLUS NP20	11,410.413	8.45	96,418
ING MAP PLUS NP21	11,032.133	8.43	93,001
ING MAP PLUS NP23	7,708.306	8.39	64,673
ING MAP PLUS NP25	463.776	8.35	3,873
ING MAP PLUS NP28	31.455	8.29	261
ING MAP PLUS NP30	1,206.749	8.25	9,956
ING MAP PLUS NP32	77.415	8.21	636
ING MAP PLUS NP35	1,315.312	8.15	10,720
	84,847.924		$ 739,294

346

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	114.333	$ 12.03	$ 1,375
ING MAP PLUS NP9	18,147.402	12.01	217,950
ING MAP PLUS NP11	14,916.558	11.95	178,253
ING MAP PLUS NP12	1,587.212	11.92	18,920
ING MAP PLUS NP14	6,999.141	11.86	83,010
ING MAP PLUS NP15	2,954.702	11.83	34,954
ING MAP PLUS NP17	3,420.889	11.77	40,264
ING MAP PLUS NP20	25,996.133	11.69	303,895
ING MAP PLUS NP21	4,044.516	11.66	47,159
ING MAP PLUS NP22	334.061	11.63	3,885
ING MAP PLUS NP23	644.622	11.60	7,478
ING MAP PLUS NP28	7,890.551	11.46	90,426
ING MAP PLUS NP29	3,042.303	11.43	34,774
ING MAP PLUS NP30	1,013.709	11.40	11,556
	91,106.132		$ 1,073,899
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	69,589.139	$ 9.12	$ 634,653
Contracts in accumulation period:
ING Custom Choice 62	2,099.978	8.52	17,892
Qualified VI	1,608,994.623	8.85	14,239,602
Qualified X (1.15)	65,316.185	8.92	582,620
Qualified X (1.25)	214,956.892	8.85	1,902,368
Qualified XII (0.00)	6,443.540	9.72	62,631
Qualified XII (0.10)	66.860	9.64	645
Qualified XII (0.20)	107.336	9.57	1,027
Qualified XII (0.25)	55.100	9.54	526
Qualified XII (0.30)	295,857.305	9.50	2,810,644
Qualified XII (0.35)	1,591.448	9.47	15,071
Qualified XII (0.40)	23,024.381	9.43	217,120
Qualified XII (0.50)	109,355.716	9.36	1,023,570
Qualified XII (0.55)	36,506.043	9.33	340,601
Qualified XII (0.60)	19,908.343	9.29	184,949
Qualified XII (0.65)	30,323.774	9.26	280,798
Qualified XII (0.70)	59,386.380	9.22	547,542
Qualified XII (0.75)	161,695.103	9.19	1,485,978
Qualified XII (0.80)	120,524.590	9.15	1,102,800
Qualified XII (0.85)	248,848.323	9.12	2,269,497
Qualified XII (0.90)	39,703.166	9.09	360,902
Qualified XII (0.95)	1,641,821.559	9.05	14,858,485
Qualified XII (1.00)	999,731.257	9.02	9,017,576
Qualified XII (1.05)	40,909.576	8.98	367,368
Qualified XII (1.10)	40,064.575	8.95	358,578
Qualified XII (1.15)	53,989.889	8.92	481,590
Qualified XII (1.20)	11,887.521	8.88	105,561
Qualified XII (1.25)	107,584.744	8.85	952,125
Qualified XII (1.30)	2,105.865	8.82	18,574

347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.35)	1,998.309	$ 8.79	$ 17,565
Qualified XII (1.40)	9,113.795	8.75	79,746
Qualified XII (1.45)	2,607.264	8.72	22,735
Qualified XII (1.50)	2,209.497	8.69	19,201
Qualified XIII	1,147.110	9.05	10,381
Qualified XV	5,576.346	9.05	50,466
Qualified XVI	48,955.573	8.69	425,424
Qualified XVII	3,045.859	8.85	26,956
Qualified XVIII	2,166.810	8.85	19,176
Qualified XXV	33,439.534	9.19	307,309
Qualified XXVI	7,426.778	9.09	67,509
Qualified XXVII	918,372.095	11.16	10,249,033
Qualified XXVIII	897,059.683	9.65	8,656,626
Qualified XXXII	7,743.997	8.92	69,076
Qualified XXXIII (0.65)	27,615.749	10.36	286,099
Qualified XXXVIII	10,612.625	5.73	60,810
Qualified XLIII	873.916	5.71	4,990
Qualified LIII	18,986.062	7.70	146,193
Qualified LIV	39,803.460	7.65	304,496
Qualified LVI	8,297.977	7.73	64,143
Qualified LIX	1,923.516	10.54	20,274
	8,061,425.166		$ 75,149,501
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	13,177.404	$ 8.09	$ 106,605
ING MAP PLUS NP12	9,602.874	8.03	77,111
ING MAP PLUS NP17	864.774	7.93	6,858
ING MAP PLUS NP20	22,059.225	7.88	173,827
	45,704.277		$ 364,401
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
Contracts in accumulation period:
Qualified XLII	113,598.391	$ 7.40	$ 840,628

348

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® -
Trust Class
Contracts in accumulation period:
ING MAP PLUS NP8		2,586.827	$ 6.98	$ 18,056
ING MAP PLUS NP11		9,517.066	6.95	66,144
ING MAP PLUS NP12		15,562.032	6.94	108,001
ING MAP PLUS NP13		1,417.066	6.93	9,820
ING MAP PLUS NP15		35,499.713	6.91	245,303
ING MAP PLUS NP16		240.607	6.90	1,660
ING MAP PLUS NP17		367.933	6.90	2,539
ING MAP PLUS NP18		1,744.347	6.89	12,019
ING MAP PLUS NP19		61.167	6.88	421
ING MAP PLUS NP20		854.125	6.87	5,868
ING MAP PLUS NP22		440.686	6.85	3,019
ING MAP PLUS NP23		122.680	6.84	839
ING MAP PLUS NP24		61.647	6.83	421
ING MAP PLUS NP25		100.859	6.82	688
ING MAP PLUS NP26		3,577.426	6.81	24,362
Qualified VI		99,706.904	6.84	681,995
Qualified XII (0.00)		219.546	7.07	1,552
Qualified XII (0.30)		1,040.879	7.01	7,297
Qualified XII (0.40)		3,468.019	7.00	24,276
Qualified XII (0.50)		593.149	6.98	4,140
Qualified XII (0.55)		9,575.879	6.97	66,744
Qualified XII (0.60)		16.619	6.96	116
Qualified XII (0.65)		8.114	6.95	56
Qualified XII (0.70)		3,092.084	6.94	21,459
Qualified XII (0.75)		12,402.297	6.93	85,948
Qualified XII (0.80)		4,074.707	6.92	28,197
Qualified XII (0.85)		9,811.168	6.91	67,795
Qualified XII (0.90)		3,155.125	6.90	21,770
Qualified XII (0.95)		27,716.424	6.89	190,966
Qualified XII (1.00)		48,300.624	6.88	332,308
Qualified XII (1.05)		1,455.901	6.87	10,002
Qualified XII (1.10)		5,022.703	6.87	34,506
Qualified XII (1.15)		1,735.649	6.86	11,907
Qualified XII (1.20)		318.581	6.85	2,182
Qualified XII (1.25)		3,661.833	6.84	25,047
Qualified XII (1.30)		17.832	6.83	122
Qualified XII (1.35)		114.537	6.82	781
Qualified XII (1.40)		1,880.777	6.81	12,808
Qualified XII (1.50)		424.087	6.79	2,880
Qualified XV		207.611	6.89	1,430
Qualified XVI		5,859.630	6.79	39,787
Qualified XXV		12.984	6.93	90
Qualified XXXVIII		337.505	6.12	2,066
Qualified LIII		666.366	7.00	4,665
Qualified LIV		672.767	6.96	4,682
Qualified LVI		41.737	7.03	293
		317,766.219		$ 2,187,027

	349

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		120,619.695	$ 10.62	$ 1,280,981
ING MAP PLUS NP4		12,194.923	10.55	128,656
ING MAP PLUS NP6		9,442.686	10.49	99,054
ING MAP PLUS NP8		8,714.842	10.44	90,983
ING MAP PLUS NP9		8,842.665	10.42	92,141
ING MAP PLUS NP11		6,236.128	10.37	64,669
ING MAP PLUS NP12		5,703.095	10.34	58,970
ING MAP PLUS NP13		11.152	10.32	115
ING MAP PLUS NP14		27,128.087	10.29	279,148
ING MAP PLUS NP15		12,104.970	10.27	124,318
ING MAP PLUS NP16		89.778	10.24	919
ING MAP PLUS NP17		3,117.980	10.22	31,866
ING MAP PLUS NP18		17,036.733	10.19	173,604
ING MAP PLUS NP19		6,272.335	10.17	63,790
ING MAP PLUS NP20		8,825.700	10.14	89,493
ING MAP PLUS NP21		152.253	10.12	1,541
ING MAP PLUS NP22		4,178.071	10.09	42,157
ING MAP PLUS NP23		285.134	10.07	2,871
ING MAP PLUS NP24		137.628	10.04	1,382
ING MAP PLUS NP26		1,435.966	9.99	14,345
ING MAP PLUS NP28		242.240	9.94	2,408
ING MAP PLUS NP30		1,392.400	9.89	13,771
		254,164.461		$ 2,657,182
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62		4,142.103	$ 10.63	$ 44,031
Qualified V		207.995	10.27	2,136
Qualified VI		800,025.158	10.34	8,272,260
Qualified XII (0.00)		901.751	10.97	9,892
Qualified XII (0.25)		1,002.757	10.84	10,870
Qualified XII (0.30)		163,521.208	10.81	1,767,664
Qualified XII (0.35)		1,881.055	10.79	20,297
Qualified XII (0.40)		24,554.072	10.76	264,202
Qualified XII (0.50)		494,219.866	10.71	5,293,095
Qualified XII (0.55)		19,110.027	10.69	204,286
Qualified XII (0.60)		28,948.840	10.66	308,595
Qualified XII (0.65)		11,890.704	10.64	126,517
Qualified XII (0.70)		30,286.634	10.61	321,341
Qualified XII (0.75)		143,929.836	10.59	1,524,217
Qualified XII (0.80)		228,121.419	10.56	2,408,962
Qualified XII (0.85)		139,486.931	10.54	1,470,192
Qualified XII (0.90)		11,733.443	10.51	123,318
Qualified XII (0.95)		147,639.370	10.49	1,548,737
Qualified XII (1.00)		562,864.583	10.47	5,893,192
Qualified XII (1.05)		12,246.246	10.44	127,851
Qualified XII (1.10)		17,613.402	10.42	183,532

	350

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XII (1.15)	19,816.549	$ 10.39	$ 205,894
Qualified XII (1.20)	7,629.804	10.37	79,121
Qualified XII (1.25)	52,270.074	10.34	540,473
Qualified XII (1.30)	308.832	10.32	3,187
Qualified XII (1.35)	191.517	10.30	1,973
Qualified XII (1.40)	8,569.930	10.27	88,013
Qualified XII (1.45)	573.413	10.25	5,877
Qualified XV	1,004.771	10.49	10,540
Qualified XVI	10,323.341	10.22	105,505
Qualified XVII	2,794.323	10.42	29,117
Qualified XXI	256,382.056	10.56	2,707,395
Qualified XXV	4,182.367	10.60	44,333
Qualified XXVI	800.736	10.54	8,440
Qualified XXVII	532,037.439	9.58	5,096,919
Qualified XXXIII (0.65)	34.917	10.93	382
Qualified XXXVIII	7,494.527	6.13	45,941
Qualified XLIII	46.126	6.11	282
Qualified LIII	1,382.138	9.94	13,738
Qualified LIV	10,034.553	9.87	99,041
Qualified LVI	1,211.701	9.98	12,093
Qualified LIX	1,564.907	10.80	16,901
	3,762,981.421		$ 39,040,352
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	978.848	$ 7.03	$ 6,881
ING MAP PLUS NP9	5,198.690	7.01	36,443
ING MAP PLUS NP10	301.649	6.99	2,109
ING MAP PLUS NP11	19,203.911	6.97	133,851
ING MAP PLUS NP12	2,076.793	6.96	14,454
ING MAP PLUS NP14	797.792	6.92	5,521
ING MAP PLUS NP18	5,224.421	6.86	35,840
ING MAP PLUS NP23	13,184.635	6.77	89,260
ING MAP PLUS NP26	1,201.908	6.72	8,077
ING MAP PLUS NP28	4,561.513	6.69	30,517
	52,730.160		$ 362,953

351

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	3,027.453	$ 16.82	$ 50,922
ING MAP PLUS NP1	18,485.401	16.00	295,766
ING MAP PLUS NP8	3,041.230	15.72	47,808
ING MAP PLUS NP9	14,421.382	15.69	226,271
ING MAP PLUS NP10	2,073.315	15.65	32,447
ING MAP PLUS NP11	6,501.280	15.61	101,485
ING MAP PLUS NP12	15,453.216	15.57	240,607
ING MAP PLUS NP14	53.900	15.49	835
ING MAP PLUS NP15	4,925.699	15.46	76,151
ING MAP PLUS NP17	11,351.114	15.38	174,580
ING MAP PLUS NP19	3,896.746	15.31	59,659
ING MAP PLUS NP20	8,721.734	15.27	133,181
ING MAP PLUS NP21	9,218.439	15.23	140,397
ING MAP PLUS NP22	532.315	15.19	8,086
ING MAP PLUS NP23	1,301.699	15.16	19,734
ING MAP PLUS NP24	116.894	15.12	1,767
ING MAP PLUS NP25	1,807.974	15.08	27,264
ING MAP PLUS NP26	731.264	15.04	10,998
ING MAP PLUS NP27	1,196.356	15.01	17,957
ING MAP PLUS NP28	2,041.527	14.97	30,562
ING MAP PLUS NP29	1,863.516	14.93	27,822
ING MAP PLUS NP30	734.990	14.90	10,951
Qualified V	276.017	33.24	9,175
Qualified VI	1,006,710.723	33.69	33,916,084
Qualified XII (0.00)	2,188.353	37.41	81,866
Qualified XII (0.10)	8.073	37.10	300
Qualified XII (0.25)	641.586	36.63	23,501
Qualified XII (0.30)	29,836.199	36.48	1,088,425
Qualified XII (0.40)	43,790.089	36.18	1,584,325
Qualified XII (0.45)	82.313	36.02	2,965
Qualified XII (0.50)	176,630.312	35.87	6,335,729
Qualified XII (0.55)	16,305.551	35.72	582,434
Qualified XII (0.60)	11,153.030	35.57	396,713
Qualified XII (0.65)	20,674.967	35.42	732,307
Qualified XII (0.70)	87,307.946	35.28	3,080,224
Qualified XII (0.75)	50,289.899	35.13	1,766,684
Qualified XII (0.80)	48,560.501	34.98	1,698,646
Qualified XII (0.85)	111,277.128	34.84	3,876,895
Qualified XII (0.90)	25,538.429	34.69	885,928
Qualified XII (0.95)	149,476.490	34.54	5,162,918
Qualified XII (1.00)	507,977.653	34.40	17,474,431
Qualified XII (1.05)	25,176.794	34.26	862,557
Qualified XII (1.10)	20,068.728	34.11	684,544
Qualified XII (1.15)	38,609.579	33.97	1,311,567
Qualified XII (1.20)	2,889.717	33.83	97,759
Qualified XII (1.25)	44,277.471	33.69	1,491,708

352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
Qualified XII (1.30)	656.101	$ 33.54	$ 22,006
Qualified XII (1.35)	237.369	33.40	7,928
Qualified XII (1.40)	4,942.278	33.26	164,380
Qualified XII (1.45)	1,170.812	33.12	38,777
Qualified XII (1.50)	295.951	32.99	9,763
Qualified XIII	39.897	34.54	1,378
Qualified XV	3,810.182	34.54	131,604
Qualified XVI	21,658.624	32.99	714,518
Qualified XVII	3,421.741	33.69	115,278
Qualified XXI	20,457.445	34.98	715,601
Qualified XXV	15,415.232	35.10	541,075
Qualified XXVI	1,629.457	34.67	56,493
Qualified XXVII	1,124,498.882	22.68	25,503,635
Qualified XXXVIII	43,081.596	5.12	220,578
Qualified XLIII	5,492.922	5.11	28,069
Qualified LIII	23,862.285	12.00	286,347
Qualified LIV	43,297.420	11.92	516,105
Qualified LVI	24,999.385	12.05	301,243
Qualified LIX	2,787.007	35.08	97,768
	3,872,999.578		$ 114,355,481
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP15	40.381	$ 9.36	$ 378
ING MAP PLUS NP17	61.377	9.31	571
ING MAP PLUS NP28	0.046	9.06	0
Qualified VI	7,491.395	14.70	110,124
Qualified X (1.25)	26.465	14.70	389
Qualified XII (0.45)	2.478	15.97	40
Qualified XII (0.50)	122.645	15.93	1,954
Qualified XII (0.55)	4.120	15.80	65
Qualified XII (0.60)	21.295	15.72	335
Qualified XII (0.70)	3,312.435	15.55	51,508
Qualified XII (0.75)	848.106	15.47	13,120
Qualified XII (0.80)	635.415	15.43	9,804
Qualified XII (0.85)	470.131	15.35	7,217
Qualified XII (0.90)	60.747	15.27	928
Qualified XII (0.95)	129.771	15.18	1,970
Qualified XII (1.00)	1,793.056	15.10	27,075
Qualified XII (1.10)	96.276	14.94	1,438
Qualified XII (1.15)	318.727	14.86	4,736
Qualified XII (1.25)	136.457	14.70	2,006
Qualified XII (1.40)	0.075	14.47	1
Qualified XII (1.50)	12.793	14.32	183
Qualified XVII	918.614	14.70	13,504
	16,502.805		$ 247,346

353

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:		10,365.984	$5.99 to $6.76	$ 63,088

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62		405.293	$ 7.98	$ 3,234
Qualified V		617.878	7.93	4,900
Qualified VI		223,505.187	7.98	1,783,571
Qualified X (1.15)		2,430.959	9.13	22,195
Qualified X (1.25)		16,322.646	9.09	148,373
Qualified XII (0.00)		518.788	8.35	4,332
Qualified XII (0.25)		289.145	8.27	2,391
Qualified XII (0.30)		1,169.570	8.26	9,661
Qualified XII (0.40)		3,434.810	8.23	28,268
Qualified XII (0.50)		11,496.299	8.20	94,270
Qualified XII (0.55)		2,611.572	8.18	21,363
Qualified XII (0.60)		1,958.200	8.17	15,998
Qualified XII (0.65)		10,602.151	8.15	86,408
Qualified XII (0.70)		6,550.124	8.14	53,318
Qualified XII (0.75)		17,774.163	8.12	144,326
Qualified XII (0.80)		12,636.646	8.11	102,483
Qualified XII (0.85)		56,609.476	8.09	457,971
Qualified XII (0.90)		3,897.839	8.08	31,495
Qualified XII (0.95)		30,484.138	8.06	245,702
Qualified XII (1.00)		104,048.288	8.05	837,589
Qualified XII (1.05)		3,695.650	8.03	29,676
Qualified XII (1.10)		7,928.132	8.02	63,584
Qualified XII (1.15)		5,762.361	8.00	46,099
Qualified XII (1.20)		1,089.497	7.99	8,705
Qualified XII (1.25)		9,411.470	7.98	75,104
Qualified XII (1.35)		1,643.714	7.95	13,068
Qualified XII (1.40)		709.781	7.93	5,629
Qualified XII (1.45)		686.991	7.92	5,441
Qualified XII (1.50)		42.348	7.90	335
Qualified XIII		23.285	8.06	188
Qualified XV		4,415.484	8.06	35,589
Qualified XVI		7,287.272	7.90	57,569
Qualified XVIII		1,457.898	9.19	13,398
Qualified XXV		158.411	8.12	1,286
Qualified XXVI		17.005	8.08	137
Qualified XXXII		948.982	9.09	8,626
Qualified XXXVIII		5,306.700	5.87	31,150
Qualified XLIII		297.142	5.85	1,738
Qualified LIII		4,886.715	8.26	40,364
Qualified LIV		10,303.716	8.20	84,490
Qualified LVI		4,250.549	8.30	35,280
		577,686.275		$ 4,655,304

	354

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Oppenheimer MidCap Fund/VA
Currently payable annuity contracts:		3,741.553	$2.76 to $5.50	$ 13,330

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI		2,902.320	$ 13.83	$ 40,139
Qualified XII (0.50)		0.961	14.99	14
Qualified XII (0.55)		14.039	14.91	209
Qualified XII (0.60)		2.996	14.84	44
Qualified XII (0.65)		0.304	14.76	4
Qualified XII (0.70)		3,647.545	14.68	53,546
Qualified XII (0.75)		166.157	14.60	2,426
Qualified XII (0.85)		227.199	14.44	3,281
Qualified XII (0.95)		24.829	14.28	355
Qualified XII (1.00)		335.481	14.21	4,767
Qualified XII (1.45)		9.383	13.54	127
		7,331.214		$ 104,912
Pax World Balanced Fund
Contracts in accumulation period:
ING Custom Choice 62		8,284.429	$ 9.51	$ 78,785
ING MAP PLUS NP1		11,392.794	9.80	111,649
ING MAP PLUS NP8		27,328.717	9.63	263,176
ING MAP PLUS NP9		12.745	9.61	122
ING MAP PLUS NP11		14,249.087	9.56	136,221
ING MAP PLUS NP12		15,632.759	9.54	149,137
ING MAP PLUS NP14		7,793.562	9.49	73,961
ING MAP PLUS NP15		472.733	9.47	4,477
ING MAP PLUS NP16		1,481.401	9.45	13,999
ING MAP PLUS NP17		509.566	9.42	4,800
ING MAP PLUS NP18		1,386.247	9.40	13,031
ING MAP PLUS NP19		8,299.673	9.38	77,851
ING MAP PLUS NP22		471.539	9.31	4,390
ING MAP PLUS NP23		451.393	9.29	4,193
ING MAP PLUS NP24		126.888	9.26	1,175
ING MAP PLUS NP25		1,959.867	9.24	18,109
ING MAP PLUS NP26		1,918.618	9.22	17,690
ING MAP PLUS NP28		715.147	9.17	6,558
ING MAP PLUS NP30		2.565	9.13	23
ING MAP PLUS NP32		197.618	9.08	1,794
Qualified V		260.121	8.77	2,281
Qualified VI		1,219,996.868	8.89	10,845,772
Qualified XII (0.00)		1,770.820	9.87	17,478
Qualified XII (0.30)		9,207.524	9.63	88,668
Qualified XII (0.40)		39,453.140	9.55	376,777
Qualified XII (0.50)		205,673.479	9.47	1,947,728
Qualified XII (0.55)		104,238.310	9.43	982,967
Qualified XII (0.60)		9,700.212	9.39	91,085

	355

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund (continued)
Qualified XII (0.65)	20,687.834	$ 9.35	$ 193,431
Qualified XII (0.70)	244,186.620	9.31	2,273,377
Qualified XII (0.75)	133,781.052	9.27	1,240,150
Qualified XII (0.80)	40,564.915	9.23	374,414
Qualified XII (0.85)	162,971.168	9.19	1,497,705
Qualified XII (0.90)	23,113.284	9.15	211,487
Qualified XII (0.95)	239,657.423	9.11	2,183,279
Qualified XII (1.00)	1,039,840.939	9.08	9,441,756
Qualified XII (1.05)	25,494.927	9.04	230,474
Qualified XII (1.10)	24,966.427	9.00	224,698
Qualified XII (1.15)	46,316.908	8.96	415,000
Qualified XII (1.20)	4,909.471	8.93	43,842
Qualified XII (1.25)	59,920.352	8.89	532,692
Qualified XII (1.30)	943.609	8.85	8,351
Qualified XII (1.35)	2,158.892	8.81	19,020
Qualified XII (1.40)	14,351.407	8.78	126,005
Qualified XII (1.45)	1,153.760	8.74	10,084
Qualified XII (1.50)	192.192	8.70	1,672
Qualified XVI	26,904.921	8.70	234,073
Qualified XVII	1,006.795	8.89	8,950
Qualified XXI	8,425.905	9.23	77,771
Qualified XXV	695.285	9.26	6,438
Qualified XXVI	1,507.496	9.15	13,794
Qualified XXVII	1,062,501.427	9.10	9,668,763
Qualified XXXVIII	4,332.755	6.91	29,939
Qualified XLIII	116.231	6.89	801
Qualified LIII	1,159.541	9.02	10,459
Qualified LIV	7,373.287	8.96	66,065
Qualified LVI	3,387.810	9.06	30,694
	4,895,610.455		$ 44,509,081
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	2,894.942	$ 10.64	$ 30,802
ING MAP PLUS NP8	2,045.614	10.46	21,397
ING MAP PLUS NP9	27,142.133	10.45	283,635
ING MAP PLUS NP10	215.182	10.44	2,247
ING MAP PLUS NP11	14,149.511	10.42	147,438
ING MAP PLUS NP13	848.519	10.39	8,816
ING MAP PLUS NP15	167.329	10.37	1,735
ING MAP PLUS NP16	5,545.959	10.35	57,401
ING MAP PLUS NP19	757.287	10.31	7,808
ING MAP PLUS NP21	52.835	10.28	543
ING MAP PLUS NP22	397.482	10.27	4,082
ING MAP PLUS NP23	1,772.381	10.26	18,185
ING MAP PLUS NP24	306.146	10.24	3,135
ING MAP PLUS NP26	59.375	10.22	607
ING MAP PLUS NP29	13.957	10.17	142

356

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified VI	1,327,095.427	$ 10.85	$ 14,398,985
Qualified X (1.15)	37,300.649	10.54	393,149
Qualified X (1.25)	152,363.283	10.50	1,599,814
Qualified XII (0.00)	24,274.615	11.50	279,158
Qualified XII (0.05)	196,768.963	11.48	2,258,908
Qualified XII (0.25)	877.775	11.37	9,980
Qualified XII (0.30)	17,789.174	11.34	201,729
Qualified XII (0.35)	1,243.343	11.31	14,062
Qualified XII (0.40)	173,753.818	11.29	1,961,681
Qualified XII (0.50)	413,594.924	11.23	4,644,671
Qualified XII (0.55)	41,952.988	11.21	470,293
Qualified XII (0.60)	16,697.267	11.18	186,675
Qualified XII (0.65)	18,274.276	11.16	203,941
Qualified XII (0.70)	65,949.225	11.13	734,015
Qualified XII (0.75)	226,275.889	11.10	2,511,662
Qualified XII (0.80)	134,508.759	11.08	1,490,357
Qualified XII (0.85)	239,599.552	11.05	2,647,575
Qualified XII (0.90)	38,860.850	11.03	428,635
Qualified XII (0.95)	258,943.913	11.00	2,848,383
Qualified XII (1.00)	1,714,639.984	10.97	18,809,601
Qualified XII (1.05)	27,192.249	10.95	297,755
Qualified XII (1.10)	40,344.652	10.92	440,564
Qualified XII (1.15)	40,013.794	10.90	436,150
Qualified XII (1.20)	6,534.827	10.87	71,034
Qualified XII (1.25)	80,142.153	10.85	869,542
Qualified XII (1.30)	281.811	10.82	3,049
Qualified XII (1.35)	1,576.608	10.80	17,027
Qualified XII (1.40)	11,391.376	10.77	122,685
Qualified XII (1.45)	314.076	10.75	3,376
Qualified XII (1.50)	4.288	10.72	46
Qualified XV	6,776.121	11.00	74,537
Qualified XVI	32,594.883	10.72	349,417
Qualified XVII	1,444.260	10.93	15,786
Qualified XVIII	10,477.899	10.61	111,171
Qualified XXI	10,579.236	11.08	117,218
Qualified XXV	8,099.278	11.12	90,064
Qualified XXVI	1,633.164	11.05	18,046
Qualified XXVIII	710,010.504	9.87	7,007,804
Qualified XXXIII (0.65)	1,763.405	10.93	19,274
Qualified XXXVIII	12,629.988	9.56	120,743
Qualified XLIII	1,328.770	9.53	12,663
Qualified LIII	16,119.817	10.34	166,679
Qualified LIV	16,657.625	10.28	171,240
Qualified LVI	18,382.482	10.39	190,994
Qualified LIX	1,296.629	11.32	14,678
	6,214,723.221		$ 67,422,789

357

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	103,291.491	$ 7.95	$ 821,167
ING MAP PLUS NP4	8,740.241	7.89	68,961
ING MAP PLUS NP6	26,273.462	7.86	206,509
ING MAP PLUS NP8	25,654.780	7.82	200,620
ING MAP PLUS NP9	26,820.573	7.80	209,200
ING MAP PLUS NP10	12,894.607	7.78	100,320
ING MAP PLUS NP11	14,364.375	7.76	111,468
ING MAP PLUS NP12	226.718	7.74	1,755
ING MAP PLUS NP13	88.949	7.72	687
ING MAP PLUS NP14	5,444.449	7.70	41,922
ING MAP PLUS NP15	19,747.892	7.68	151,664
ING MAP PLUS NP16	5,382.364	7.66	41,229
ING MAP PLUS NP17	10,963.562	7.65	83,871
ING MAP PLUS NP18	9,818.773	7.63	74,917
ING MAP PLUS NP19	19,312.037	7.61	146,965
ING MAP PLUS NP20	7,428.628	7.59	56,383
ING MAP PLUS NP21	7,369.077	7.57	55,784
ING MAP PLUS NP22	5,573.217	7.55	42,078
ING MAP PLUS NP23	1,190.880	7.53	8,967
ING MAP PLUS NP24	1,610.342	7.52	12,110
ING MAP PLUS NP25	723.632	7.50	5,427
ING MAP PLUS NP26	7,586.508	7.48	56,747
ING MAP PLUS NP27	444.365	7.46	3,315
ING MAP PLUS NP28	5,640.929	7.44	41,969
ING MAP PLUS NP29	437.220	7.42	3,244
ING MAP PLUS NP30	621.371	7.41	4,604
ING MAP PLUS NP32	651.018	7.37	4,798
	328,301.460		$ 2,556,681
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,687.139	$ 5.25	$ 8,857
ING MAP PLUS NP11	2,949.323	5.30	15,631
ING MAP PLUS NP13	85.994	5.29	455
ING MAP PLUS NP15	19.386	5.28	102
ING MAP PLUS NP18	2,164.778	5.26	11,387
ING MAP PLUS NP24	11.401	5.24	60
ING MAP PLUS NP25	292.503	5.23	1,530
Qualified VI	667,484.011	5.25	3,504,291
Qualified XII (0.00)	2,893.506	5.36	15,509
Qualified XII (0.25)	18,253.436	5.34	97,473
Qualified XII (0.30)	28,966.148	5.34	154,679
Qualified XII (0.35)	95.844	5.33	511
Qualified XII (0.40)	14,769.861	5.33	78,723
Qualified XII (0.45)	448.186	5.32	2,384
Qualified XII (0.50)	458,374.938	5.32	2,438,555
Qualified XII (0.55)	6,476.201	5.32	34,453

358

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XII (0.60)	3,484.979	$ 5.31	$ 18,505
Qualified XII (0.65)	5,299.574	5.31	28,141
Qualified XII (0.70)	10,358.183	5.30	54,898
Qualified XII (0.75)	171,416.706	5.30	908,509
Qualified XII (0.80)	85,598.499	5.29	452,816
Qualified XII (0.85)	106,502.242	5.29	563,397
Qualified XII (0.90)	12,833.898	5.28	67,763
Qualified XII (0.95)	110,979.167	5.28	585,970
Qualified XII (1.00)	347,146.161	5.28	1,832,932
Qualified XII (1.05)	13,808.061	5.27	72,768
Qualified XII (1.10)	11,488.074	5.27	60,542
Qualified XII (1.15)	21,863.399	5.26	115,001
Qualified XII (1.20)	2,065.428	5.26	10,864
Qualified XII (1.25)	29,801.749	5.25	156,459
Qualified XII (1.35)	42.170	5.25	221
Qualified XII (1.40)	3,626.105	5.24	19,001
Qualified XII (1.45)	189.905	5.24	995
Qualified XII (1.50)	1,170.153	5.23	6,120
Qualified XV	1,766.780	5.28	9,329
Qualified XVI	11,169.780	5.23	58,418
Qualified XVII	1,417.110	5.26	7,454
Qualified XXV	19,955.203	5.31	105,962
Qualified XXVI	2,451.996	5.30	12,996
Qualified XXXVIII	9,162.194	4.13	37,840
Qualified XLIII	3,212.066	4.12	13,234
Qualified LIII	17,315.086	5.32	92,116
Qualified LIV	7,572.817	5.29	40,060
Qualified LVI	4,066.667	5.35	21,757
Qualified LIX	3,144.017	5.32	16,726
	2,223,880.824		$ 11,735,394
Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Qualified XXXIII (0.65)	4.889	$ 10.36	$ 51

359

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		805.224	$ 7.91	$ 6,369
Qualified V		132.109	7.60	1,004
Qualified VI		403,225.906	7.66	3,088,710
Qualified X (1.15)		15,534.692	7.73	120,083
Qualified X (1.25)		30,426.964	7.70	234,288
Qualified XII (0.00)		151.366	8.12	1,229
Qualified XII (0.25)		717.516	8.02	5,754
Qualified XII (0.30)		42,786.822	8.00	342,295
Qualified XII (0.35)		91.241	7.98	728
Qualified XII (0.40)		11,733.783	7.97	93,518
Qualified XII (0.50)		9,881.221	7.93	78,358
Qualified XII (0.55)		9,686.662	7.91	76,622
Qualified XII (0.60)		37,619.918	7.89	296,821
Qualified XII (0.65)		6,544.507	7.87	51,505
Qualified XII (0.70)		16,192.401	7.85	127,110
Qualified XII (0.75)		19,205.230	7.84	150,569
Qualified XII (0.80)		14,913.962	7.82	116,627
Qualified XII (0.85)		55,748.856	7.80	434,841
Qualified XII (0.90)		26,037.062	7.78	202,568
Qualified XII (0.95)		85,880.293	7.76	666,431
Qualified XII (1.00)		589,305.111	7.75	4,567,115
Qualified XII (1.05)		23,034.091	7.73	178,054
Qualified XII (1.10)		10,612.921	7.71	81,826
Qualified XII (1.15)		18,956.078	7.69	145,772
Qualified XII (1.20)		2,519.658	7.67	19,326
Qualified XII (1.25)		26,321.735	7.66	201,624
Qualified XII (1.35)		344.955	7.62	2,629
Qualified XII (1.40)		5,727.988	7.60	43,533
Qualified XII (1.45)		994.447	7.58	7,538
Qualified XII (1.50)		515.513	7.57	3,902
Qualified XV		1,156.784	7.76	8,977
Qualified XVI		21,334.954	7.57	161,506
Qualified XVIII		1,126.602	7.78	8,765
Qualified XXV		2,277.843	7.85	17,881
Qualified XXVI		260.901	7.80	2,035
Qualified XXXII		208.918	7.70	1,609
Qualified XXXVIII		6,071.562	6.35	38,554
Qualified LIII		5,853.431	7.70	45,071
Qualified LIV		2,206.481	7.65	16,880
Qualified LVI		3,936.405	7.73	30,428
		1,510,082.113		$ 11,678,455

	360

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Premier VIT OpCap Mid Cap Portfolio
Contracts in accumulation period:
ING Custom Choice 62		106.332	$ 5.64	$ 600
ING MAP PLUS NP4		116.180	5.72	665
ING MAP PLUS NP9		2,389.814	5.70	13,622
ING MAP PLUS NP11		1,236.830	5.69	7,038
ING MAP PLUS NP15		5,535.834	5.67	31,388
ING MAP PLUS NP19		23.352	5.65	132
Qualified VI		96,249.429	5.64	542,847
Qualified XII (0.00)		225.903	5.76	1,301
Qualified XII (0.25)		954.402	5.74	5,478
Qualified XII (0.30)		12,541.520	5.73	71,863
Qualified XII (0.40)		605.493	5.72	3,463
Qualified XII (0.50)		66,908.846	5.71	382,050
Qualified XII (0.55)		1,328.788	5.71	7,587
Qualified XII (0.65)		1,876.074	5.70	10,694
Qualified XII (0.70)		2,384.837	5.69	13,570
Qualified XII (0.75)		14,997.306	5.69	85,335
Qualified XII (0.80)		3,871.599	5.68	21,991
Qualified XII (0.85)		47,134.298	5.68	267,723
Qualified XII (0.90)		1,095.568	5.67	6,212
Qualified XII (0.95)		18,803.286	5.67	106,615
Qualified XII (1.00)		131,573.140	5.66	744,704
Qualified XII (1.05)		2,233.094	5.66	12,639
Qualified XII (1.10)		830.336	5.65	4,691
Qualified XII (1.15)		3,795.988	5.65	21,447
Qualified XII (1.20)		47.055	5.65	266
Qualified XII (1.25)		4,007.541	5.64	22,603
Qualified XII (1.35)		202.330	5.63	1,139
Qualified XII (1.40)		33.638	5.63	189
Qualified XV		1,527.039	5.67	8,658
Qualified XVI		2,389.601	5.62	13,430
Qualified XXI		1,954.238	5.68	11,100
Qualified XXV		4,270.067	5.70	24,339
Qualified XXVI		1,862.107	5.69	10,595
Qualified LIII		1,763.288	5.72	10,086
Qualified LIV		1,381.234	5.68	7,845
Qualified LVI		334.101	5.74	1,918
		436,590.488		$ 2,475,823

	361

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
RiverSource Diversified Equity Income Fund -
Class R-4
Contracts in accumulation period:
Qualified VI		54,341.062	$ 6.17	$ 335,284
Qualified XII (0.30)		153.934	6.21	956
Qualified XII (0.40)		390.823	6.21	2,427
Qualified XII (0.50)		1,351.648	6.20	8,380
Qualified XII (0.55)		4,161.465	6.20	25,801
Qualified XII (0.60)		62.185	6.20	386
Qualified XII (0.65)		3,419.902	6.20	21,203
Qualified XII (0.70)		13.425	6.19	83
Qualified XII (0.75)		14,042.407	6.19	86,923
Qualified XII (0.80)		8,256.465	6.19	51,108
Qualified XII (0.85)		16,827.486	6.19	104,162
Qualified XII (0.90)		513.850	6.19	3,181
Qualified XII (0.95)		12,591.950	6.18	77,818
Qualified XII (1.00)		25,313.139	6.18	156,435
Qualified XII (1.05)		232.631	6.18	1,438
Qualified XII (1.10)		331.937	6.18	2,051
Qualified XII (1.15)		155.990	6.18	964
Qualified XII (1.25)		460.272	6.17	2,840
Qualified XII (1.35)		186.060	6.17	1,148
Qualified XII (1.50)		150.445	6.16	927
Qualified XVI		7,266.625	6.16	44,762
Qualified XXI		66,219.580	6.19	409,899
Qualified XXV		358.171	6.19	2,217
Qualified XLIII		186.627	6.20	1,157
Qualified LIV		19,701.905	6.19	121,955
Qualified LVI		3.388	6.21	21
		236,693.372		$ 1,463,526
SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
Qualified VI		22,554.077	$ 5.45	$ 122,920
Qualified XII (0.25)		31.015	5.48	170
Qualified XII (0.30)		88.184	5.48	483
Qualified XII (0.40)		2,902.982	5.48	15,908
Qualified XII (0.50)		1,024.560	5.48	5,615
Qualified XII (0.65)		12.380	5.47	68
Qualified XII (0.70)		1,353.007	5.47	7,401
Qualified XII (0.75)		2,086.592	5.47	11,414
Qualified XII (0.85)		2,311.322	5.46	12,620
Qualified XII (0.90)		1,373.810	5.46	7,501
Qualified XII (0.95)		3,507.841	5.46	19,153
Qualified XII (1.00)		36,361.172	5.46	198,532
Qualified XII (1.05)		214.029	5.46	1,169
Qualified XII (1.15)		1,647.872	5.45	8,981
Qualified XII (1.25)		2,488.703	5.45	13,563
Qualified XV		48.668	5.46	266
Qualified XVI		464.562	5.44	2,527
Qualified XXV		321.846	5.47	1,761
Qualified XLIII		21.803	5.48	119
Qualified LIV		701.412	5.46	3,830
		79,515.837		$ 434,001

	362

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP8		7,114.880	$ 9.62	$ 68,445
ING MAP PLUS NP9		5,053.246	9.59	48,461
ING MAP PLUS NP11		12,382.249	9.55	118,250
ING MAP PLUS NP12		759.843	9.52	7,234
ING MAP PLUS NP14		21,607.098	9.48	204,835
ING MAP PLUS NP15		230.887	9.45	2,182
ING MAP PLUS NP19		4,500.369	9.36	42,123
ING MAP PLUS NP20		19,046.092	9.34	177,891
ING MAP PLUS NP21		161.583	9.32	1,506
ING MAP PLUS NP22		2,214.702	9.29	20,575
ING MAP PLUS NP27		492.621	9.18	4,522
ING MAP PLUS NP28		311.517	9.16	2,854
		73,875.087		$ 698,878
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)		6,428.155	$ 6.79	$ 43,647

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8		4,950.260	$ 9.41	$ 46,582
ING MAP PLUS NP9		1,191.917	9.39	11,192
ING MAP PLUS NP11		12,144.671	9.34	113,431
ING MAP PLUS NP12		2,745.716	9.32	25,590
ING MAP PLUS NP14		428.209	9.28	3,974
ING MAP PLUS NP16		23,840.832	9.23	220,051
ING MAP PLUS NP17		1,676.567	9.21	15,441
ING MAP PLUS NP18		11,307.165	9.19	103,913
ING MAP PLUS NP20		1,409.984	9.14	12,887
ING MAP PLUS NP21		6,445.859	9.12	58,786
ING MAP PLUS NP22		1,194.199	9.10	10,867
ING MAP PLUS NP26		483.694	9.01	4,358
ING MAP PLUS NP28		3,134.950	8.96	28,089
ING MAP PLUS NP32		263.721	8.88	2,342
		71,217.744		$ 657,503

	363

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62		15,690.813	$ 14.54	$ 228,144
Qualified V		19,443.099	14.20	276,092
Qualified VI		2,251,199.089	14.31	32,214,659
Qualified XII (0.00)		3,054.361	23.17	70,770
Qualified XII (0.10)		4.431	23.00	102
Qualified XII (0.25)		2,584.487	22.75	58,797
Qualified XII (0.30)		48,185.252	22.66	1,091,878
Qualified XII (0.35)		1,021.798	22.58	23,072
Qualified XII (0.40)		114,312.508	22.49	2,570,888
Qualified XII (0.50)		555,982.900	22.33	12,415,098
Qualified XII (0.55)		26,913.143	22.24	598,548
Qualified XII (0.60)		33,866.278	22.16	750,477
Qualified XII (0.65)		23,050.614	22.08	508,958
Qualified XII (0.70)		63,945.672	22.00	1,406,805
Qualified XII (0.75)		538,148.062	21.91	11,790,824
Qualified XII (0.80)		78,307.383	21.83	1,709,450
Qualified XII (0.85)		251,583.056	14.57	3,665,565
Qualified XII (0.90)		38,562.299	21.67	835,645
Qualified XII (0.95)		415,129.185	14.51	6,023,524
Qualified XII (1.00)		1,839,213.070	14.47	26,613,413
Qualified XII (1.05)		65,933.536	14.44	952,080
Qualified XII (1.10)		48,042.029	14.41	692,286
Qualified XII (1.15)		71,677.147	14.37	1,030,001
Qualified XII (1.20)		4,362.458	14.34	62,558
Qualified XII (1.25)		109,145.878	14.31	1,561,878
Qualified XII (1.35)		1,086.456	14.24	15,471
Qualified XII (1.40)		10,416.036	14.21	148,012
Qualified XII (1.45)		974.387	14.17	13,807
Qualified XII (1.50)		1,557.292	14.14	22,020
Qualified XIII		827.657	14.51	12,009
Qualified XV		5,261.535	14.51	76,345
Qualified XVI		61,334.987	14.14	867,277
Qualified XVII		4,981.611	14.42	71,835
Qualified XXI		24,062.883	14.61	351,559
Qualified XXV		26,308.065	14.66	385,676
Qualified XXVI		4,550.373	14.57	66,299
Qualified XXXVIII		29,681.540	10.62	315,218
Qualified XLIII		233.474	10.59	2,472
Qualified LIII		27,218.324	13.01	354,110
Qualified LIV		56,949.087	12.92	735,782
Qualified LVI		8,276.090	13.07	108,168
Qualified LIX		1,611.459	14.93	24,059
		6,884,689.804		$ 110,721,631

	364

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8		7,226.880	$ 9.44	$ 68,222
ING MAP PLUS NP28		1,275.423	9.01	11,492
		8,502.303		$ 79,714
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11		9,715.185	$ 9.76	$ 94,820
ING MAP PLUS NP14		263.703	9.69	2,555
ING MAP PLUS NP15		3,615.562	9.67	34,962
ING MAP PLUS NP23		1,951.294	9.49	18,518
ING MAP PLUS NP28		1,468.149	9.38	13,771
		17,013.893		$ 164,626
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8		597.506	$ 7.93	$ 4,738
ING MAP PLUS NP13		1,639.194	7.84	12,851
ING MAP PLUS NP14		2,717.991	7.82	21,255
ING MAP PLUS NP15		72.249	7.80	564
ING MAP PLUS NP28		3,269.386	7.57	24,749
		8,296.326		$ 64,157
Wanger International
Contracts in accumulation period:
ING Custom Choice 62		826.371	$ 5.63	$ 4,652
ING MAP PLUS NP8		9,541.849	5.70	54,389
ING MAP PLUS NP9		1,654.930	5.69	9,417
ING MAP PLUS NP12		151.694	5.68	862
ING MAP PLUS NP13		43.349	5.67	246
ING MAP PLUS NP15		83.140	5.66	471
ING MAP PLUS NP18		1,483.320	5.65	8,381
Qualified VI		196,246.288	5.63	1,104,867
Qualified XII (0.00)		106.734	5.75	614
Qualified XII (0.10)		94.948	5.74	545
Qualified XII (0.25)		275.166	5.72	1,574
Qualified XII (0.30)		6,520.733	5.72	37,299
Qualified XII (0.40)		5,298.820	5.71	30,256
Qualified XII (0.50)		408,172.311	5.70	2,326,582
Qualified XII (0.55)		5,342.340	5.70	30,451
Qualified XII (0.65)		1,375.105	5.69	7,824
Qualified XII (0.70)		6,648.625	5.68	37,764
Qualified XII (0.75)		141,151.681	5.68	801,742
Qualified XII (0.80)		23,373.492	5.67	132,528
Qualified XII (0.85)		62,225.347	5.67	352,818
Qualified XII (0.90)		2,310.133	5.66	13,075
Qualified XII (0.95)		25,579.309	5.66	144,779
Qualified XII (1.00)		237,476.922	5.65	1,341,745
Qualified XII (1.05)		6,418.607	5.65	36,265
Qualified XII (1.10)		3,047.681	5.64	17,189

	365

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Wanger International (continued)
Qualified XII (1.15)		7,871.876	$ 5.64	$ 44,397
Qualified XII (1.20)		2,122.817	5.63	11,951
Qualified XII (1.25)		8,775.412	5.63	49,406
Qualified XII (1.30)		0.712	5.62	4
Qualified XII (1.40)		88.938	5.62	500
Qualified XII (1.50)		1,374.824	5.61	7,713
Qualified XV		772.428	5.66	4,372
Qualified XVI		4,365.053	5.61	24,488
Qualified XVII		990.673	5.63	5,577
Qualified XXI		2,793.697	5.67	15,840
Qualified XXV		7,504.545	5.69	42,701
Qualified XXVI		1,127.963	5.68	6,407
Qualified XXXVIII		5,143.246	5.12	26,333
Qualified XLIII		132.483	5.11	677
Qualified LIII		1,678.946	5.71	9,587
Qualified LIV		10,463.081	5.67	59,326
Qualified LVI		304.433	5.73	1,744
Qualified LIX		2,057.246	5.70	11,726
		1,203,017.268		$ 6,819,084
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62		1,422.773	$ 8.25	$ 11,738
Qualified V		25.612	7.94	203
Qualified VI		1,008,916.966	8.00	8,071,336
Qualified X (1.15)		31,462.384	8.34	262,396
Qualified X (1.25)		43,853.565	8.30	363,985
Qualified XII (0.00)		1,437.075	8.48	12,186
Qualified XII (0.05)		166,678.487	8.46	1,410,100
Qualified XII (0.10)		11.826	8.44	100
Qualified XII (0.25)		841.345	8.38	7,050
Qualified XII (0.30)		104,462.760	8.36	873,309
Qualified XII (0.35)		1,293.803	8.34	10,790
Qualified XII (0.40)		20,391.573	8.32	169,658
Qualified XII (0.50)		771,205.419	8.28	6,385,581
Qualified XII (0.55)		77,282.116	8.26	638,350
Qualified XII (0.60)		9,785.817	8.24	80,635
Qualified XII (0.65)		318,946.386	8.22	2,621,739
Qualified XII (0.70)		60,884.388	8.20	499,252
Qualified XII (0.75)		234,334.562	8.19	1,919,200
Qualified XII (0.80)		71,741.039	8.17	586,124
Qualified XII (0.85)		228,012.427	8.15	1,858,301
Qualified XII (0.90)		17,195.841	8.13	139,802
Qualified XII (0.95)		166,317.703	8.11	1,348,837
Qualified XII (1.00)		736,136.258	8.09	5,955,342
Qualified XII (1.05)		18,915.959	8.07	152,652
Qualified XII (1.10)		17,632.255	8.05	141,940
Qualified XII (1.15)		38,324.624	8.03	307,747

	366

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Wanger Select (continued)
Qualified XII (1.20)		3,397.122	$ 8.02	$ 27,245
Qualified XII (1.25)		44,493.618	8.00	355,949
Qualified XII (1.30)		602.504	7.98	4,808
Qualified XII (1.35)		180.039	7.96	1,433
Qualified XII (1.40)		5,239.139	7.94	41,599
Qualified XII (1.45)		148.179	7.92	1,174
Qualified XII (1.50)		789.327	7.90	6,236
Qualified XV		2,710.734	8.11	21,984
Qualified XVI		17,240.111	7.90	136,197
Qualified XVII		7.906	8.06	64
Qualified XVIII		4,785.536	8.40	40,199
Qualified XXI		13,330.541	8.17	108,911
Qualified XXV		18,931.409	8.20	155,238
Qualified XXVI		2,823.872	8.15	23,015
Qualified XXXVIII		20,090.226	4.82	96,835
Qualified XLIII		1,348.196	4.80	6,471
Qualified LIII		14,913.873	7.98	119,013
Qualified LIV		33,603.474	7.93	266,476
Qualified LVI		4,520.327	8.02	36,253
Qualified LIX		1,283.593	8.35	10,718
		4,337,952.689		$ 35,288,171
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62		1,746.145	$ 8.54	$ 14,912
Qualified V		22.835	8.34	190
Qualified VI		427,875.544	8.40	3,594,155
Qualified X (1.15)		3,091.986	8.83	27,302
Qualified X (1.25)		20,388.572	8.80	179,419
Qualified XII (0.05)		35,740.556	8.88	317,376
Qualified XII (0.10)		24.493	8.86	217
Qualified XII (0.25)		395.885	8.80	3,484
Qualified XII (0.30)		54,767.712	8.78	480,861
Qualified XII (0.40)		21,375.568	8.74	186,822
Qualified XII (0.50)		153,558.144	8.70	1,335,956
Qualified XII (0.55)		18,327.425	8.68	159,082
Qualified XII (0.60)		8,507.469	8.66	73,675
Qualified XII (0.65)		29,735.608	8.64	256,916
Qualified XII (0.70)		45,113.014	8.62	388,874
Qualified XII (0.75)		73,553.576	8.60	632,561
Qualified XII (0.80)		13,156.703	8.58	112,885
Qualified XII (0.85)		115,161.562	8.56	985,783
Qualified XII (0.90)		4,954.343	8.54	42,310
Qualified XII (0.95)		59,082.892	8.52	503,386
Qualified XII (1.00)		495,853.629	8.50	4,214,756
Qualified XII (1.05)		4,083.737	8.48	34,630
Qualified XII (1.10)		15,976.338	8.46	135,160
Qualified XII (1.15)		13,781.547	8.44	116,316

	367

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Wanger USA (continued)
Qualified XII (1.20)		1,032.163	$ 8.42	$ 8,691
Qualified XII (1.25)		32,657.238	8.40	274,321
Qualified XII (1.30)		488.768	8.38	4,096
Qualified XII (1.35)		52.798	8.36	441
Qualified XII (1.40)		4,340.306	8.34	36,198
Qualified XII (1.45)		4,831.669	8.32	40,199
Qualified XII (1.50)		275.460	8.30	2,286
Qualified XV		386.681	8.52	3,295
Qualified XVI		13,763.243	8.30	114,235
Qualified XVIII		63.115	8.89	561
Qualified XXI		10,212.293	8.58	87,621
Qualified XXV		11,246.883	8.61	96,836
Qualified XXVI		2,498.564	8.56	21,388
Qualified XXXVIII		8,653.795	5.84	50,538
Qualified XLIII		87.961	5.83	513
Qualified LIII		681.175	7.89	5,374
Qualified LIV		16,919.389	7.84	132,648
Qualified LVI		2,888.854	7.93	22,909
		1,727,355.638		$ 14,699,178
Washington Mutual Investors FundSM, Inc. -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		21,121.234	$ 9.05	$ 191,147
ING MAP PLUS NP6		2,059.829	8.94	18,415
ING MAP PLUS NP8		5,313.444	8.90	47,290
ING MAP PLUS NP9		43,421.249	8.87	385,146
ING MAP PLUS NP11		42,506.890	8.83	375,336
ING MAP PLUS NP12		5,536.141	8.81	48,773
ING MAP PLUS NP13		87.601	8.79	770
ING MAP PLUS NP14		79,788.009	8.77	699,741
ING MAP PLUS NP15		64,539.288	8.74	564,073
ING MAP PLUS NP16		16,867.487	8.72	147,084
ING MAP PLUS NP17		15,133.078	8.70	131,658
ING MAP PLUS NP18		9,234.194	8.68	80,153
ING MAP PLUS NP19		6,315.890	8.66	54,696
ING MAP PLUS NP20		78,929.421	8.64	681,950
ING MAP PLUS NP21		17,697.422	8.62	152,552
ING MAP PLUS NP22		13,865.781	8.59	119,107
ING MAP PLUS NP23		20.480	8.57	176
ING MAP PLUS NP24		405.843	8.55	3,470
ING MAP PLUS NP26		744.865	8.51	6,339
ING MAP PLUS NP27		444.664	8.49	3,775
ING MAP PLUS NP28		7,888.630	8.47	66,817
ING MAP PLUS NP29		12,694.854	8.45	107,272
ING MAP PLUS NP30		2,677.539	8.43	22,572
ING MAP PLUS NP32		307.486	8.39	2,580
		447,601.319		$ 3,910,892

	368

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. -
Class R-4
Contracts in accumulation period:
ING Custom Choice 62		7,367.138	$ 8.91	$ 65,641
Qualified V		3,320.319	8.66	28,754
Qualified VI		1,928,971.628	8.72	16,820,633
Qualified XII (0.00)		1,205.842	9.25	11,154
Qualified XII (0.25)		183.979	9.14	1,682
Qualified XII (0.30)		154,598.736	9.12	1,409,940
Qualified XII (0.40)		52,508.841	9.07	476,255
Qualified XII (0.50)		58,253.539	9.03	526,029
Qualified XII (0.55)		36,208.913	9.01	326,242
Qualified XII (0.60)		66,476.825	8.99	597,627
Qualified XII (0.65)		40,223.375	8.97	360,804
Qualified XII (0.70)		86,039.924	8.95	770,057
Qualified XII (0.75)		284,358.058	8.93	2,539,317
Qualified XII (0.80)		841,888.490	8.91	7,501,226
Qualified XII (0.85)		342,968.343	8.89	3,048,989
Qualified XII (0.90)		73,847.947	8.86	654,293
Qualified XII (0.95)		317,989.005	8.84	2,811,023
Qualified XII (1.00)		1,086,016.528	8.82	9,578,666
Qualified XII (1.05)		41,856.664	8.80	368,339
Qualified XII (1.10)		74,632.902	8.78	655,277
Qualified XII (1.15)		60,152.830	8.76	526,939
Qualified XII (1.20)		29,780.406	8.74	260,281
Qualified XII (1.25)		169,986.133	8.72	1,482,279
Qualified XII (1.35)		5,578.145	8.68	48,418
Qualified XII (1.40)		18,178.268	8.66	157,424
Qualified XII (1.45)		1,528.828	8.64	13,209
Qualified XII (1.50)		148.666	8.62	1,282
Qualified XIII		104.201	8.84	921
Qualified XV		4,706.114	8.84	41,602
Qualified XVI		40,290.491	8.62	347,304
Qualified XVII		12,502.889	8.79	109,900
Qualified XXV		15,865.566	8.94	141,838
Qualified XXVI		1,126.332	8.89	10,013
Qualified XXVII		1,016,204.626	8.43	8,566,605
Qualified XXXVIII		22,899.963	6.45	147,705
Qualified XLIII		176.966	6.43	1,138
Qualified LIII		5,644.562	8.68	48,995
Qualified LIV		48,155.350	8.62	415,099
Qualified LVI		8,135.106	8.72	70,938
Qualified LIX		18.334	9.10	167
		6,960,100.772		$ 60,944,005
Wells Fargo Advantage Small Cap Value Fund -
Class A
Contracts in accumulation period:
Qualified XII (1.00)		6,502.914	$ 7.12	$ 46,301

	369

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

                                                          370

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

                                                          371

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

                                                          372

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457(f) Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

Qualified XXXVII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

Qualified L

Group Contracts issued in connection with Education Custom Choice 457, ING
Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

                                                          373

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified LIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 45 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 30 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

                                                          374

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM Mid Cap Core Equity Fund - Class A
2008	23	$9.81	to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74	to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
2006	18	$12.67	to	$14.87	$234	0.76%	0.65%	to	1.70%	9.99%	to	10.40%
2005	16	$11.62	to	$13.52	$188	-	0.65%	to	1.60%	5.73%	to	6.77%
2004	18	$10.99	to	$11.08	$196	(a)	0.65%	to	1.60%		(a)
AIM Small Cap Growth Fund - Class A
2008	2		$8.69		$20	-		1.00%		-39.40%
2007	2		$14.34		$34	-		1.00%		10.22%
2006	1		$13.01		$17	-		1.00%		13.23%
2005	1		$11.49		$8	0.25%		1.00%			7.18%
2004	-		$10.72		-	-		1.00%			-
AIM Global Health Care Fund - Investor Class
2008	5	$24.42	to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39	to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%
2006	4	$31.61	to	$31.99	$114	-	0.90%	to	1.70%	3.36%	to	3.43%
2005	2	$30.81	to	$30.93	$68	(b)	0.90%	to	1.65%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
AIM V.I. Capital Appreciation Fund - Series I Shares
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
2006	3,257	$6.42	to	$12.36	$32,996	0.07%	0.00%	to	1.50%	4.72%	to	6.35%
2005	2,001	$6.22	to	$11.61	$19,374	0.06%	0.00%	to	1.50%	0.10%	to	8.80%
2004	2,282	$5.77	to	$10.80	$20,524	-	0.00%	to	1.50%	4.97%	to	14.62%

			375

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45%	to	8.04%
2006	5,005	$8.01	to	$13.60	$49,719	0.66%	0.00%	to	1.50%	15.02%	to	16.80%
2005	3,691	$6.93	to	$11.81	$31,783	1.36%	0.00%	to	1.50%	3.66%	to	5.23%
2004	4,620	$6.65	to	$11.18	$38,313	0.91%	0.00%	to	1.50%	7.32%	to	38.44%
AllianceBernstein Growth and Income Fund, Inc. -
Class A
2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75%	to	4.39%
2006	5	$12.54	to	$12.76	$65	1.35%	1.05%	to	1.65%	15.48%	to	15.48%
2005	4	$10.98	to	$10.99	$42	(f)	1.20%	to	1.25%		(f)
2004	2		$10.75		$22	(a)		0.95%			(a)
AllianceBernstein Growth and Income Portfolio -
Class A
2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78%	to	4.06%
2006	41	$13.48	to	$13.56	$557	1.74%	1.00%	to	1.25%	15.91%	to	15.97%
2005	22	$11.63	to	$11.65	$260	1.29%	1.15%	to	1.25%		3.56%
2004	4		$11.23		$50	(a)		1.25%			(a)
Allianz NFJ Large-Cap Value Fund - Institutional
Class
2008	95	$6.09	to	$6.14	$580	(e)	0.00%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Allianz NFJ Small-Cap Value Fund - Class A
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
2006	31	$15.28	to	$15.50	$477	1.87%	0.70%	to	1.20%	17.18%	to	17.59%
2005	30	$13.04	to	$13.14	$398	3.10%	0.80%	to	1.20%		9.33%
2004	4		$12.00		$53	(a)		0.90%			(a)

			376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Amana Growth Fund
2008	5		$7.36		$36	(e)		0.05%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Amana Income Fund
2008	6		$8.12		$46	(e)		0.05%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
American Balanced Fund® - Class R-3
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%
2006	422	$11.66	to	$12.12	$5,014	2.18%	0.20%	to	1.55%	9.69%	to	11.20%
2005	340	$10.63	to	$10.89	$3,656	2.07%	0.25%	to	1.55%	1.43%	to	2.54%
2004	120	$10.50	to	$10.61	$1,269	(a)	0.30%	to	1.45%		(a)
American Century Income & Growth Fund - A Class
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
2006	495	$12.01	to	$37.17	$5,990	1.59%	1.00%	to	1.10%	15.59%	to	15.70%
2005	539	$10.38	to	$31.95	$5,629	1.78%	1.00%	to	1.10%	3.36%	to	3.49%
2004	433	$10.03	to	$30.91	$4,389	1.83%	1.00%	to	1.10%	11.51%	to	11.57%
Ariel Appreciation Fund
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
2006	52	$11.91	to	$12.24	$629	0.05%	0.95%	to	1.90%	8.87%	to	9.87%
2005	35	$10.94	to	$11.16	$394	0.34%	0.85%	to	1.90%	1.47%	to	2.01%
2004	18	$10.88	to	$10.94	$192	(a)	0.85%	to	1.40%		(a)

			377

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Ariel Fund
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%
2006	52	$12.51	to	$12.91	$660	-	0.70%	to	1.80%	8.48%	to	9.22%
2005	46	$11.56	to	$11.73	$537	0.58%	0.95%	to	1.70%	-0.43%	to	-0.34%
2004	13	$11.66	to	$11.70	$154	(a)	1.25%	to	1.60%		(a)
Artisan International Fund - Investor Shares
2008	57	$5.55	to	$5.82	$324	(e)	0.00%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
The Bond Fund of AmericaSM, Inc. - Class R-4
2008	222	$8.68	to	$8.77	$1,929	(e)	0.00%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Calvert Social Balanced Portfolio
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21%	to	2.75%
2006	2,925	$11.75	to	$32.97	$65,397	2.25%	0.00%	to	1.50%	7.14%	to	8.80%
2005	3,274	$11.39	to	$30.61	$66,533	1.77%	0.00%	to	1.50%	4.07%	to	5.61%
2004	3,412	$10.91	to	$29.27	$66,170	1.71%	0.00%	to	1.50%	6.63%	to	8.01%
ColumbiaSM Acorn Fund® - Class Z
2008	126	$6.34	to	$6.39	$807	(e)	0.00%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			378

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Mid Cap Value Fund - Class A
2008	258	$6.07	to	$6.13	$1,575	(e)	0.00%	to	1.55%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
Columbia Mid Cap Value Fund - Class Z
2008	91	$6.11	to	$6.14	$561	(e)	0.00%	to	0.80%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
DWS Equity 500 Index Fund - Class S
2008	18		$9.51		$168	2.02%		1.00%		-37.72%
2007	15		$15.27		$228	2.03%		1.00%		4.30%
2006	11		$14.64		$167	1.85%		1.00%		14.46%
2005	5		$12.79		$66	-		1.00%		3.65%
2004	-		$12.34		$2	(a)		1.00%		(a)
EuroPacific Growth Fund® - Class R-3
2008	622	$10.99	to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76% to	-40.69%
2007	486	$18.87	to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70% to	18.27%
2006	225	$16.29	to	$16.91	$3,767	1.95%	0.25%	to	1.55%	19.60% to	21.13%
2005	87	$13.62	to	$13.96	$1,208	1.93%	0.25%	to	1.55%	19.09% to	20.14%
2004	48	$11.47	to	$11.58	$553	(a)	0.40%	to	1.40%	(a)
EuroPacific Growth Fund® - Class R-4
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44% to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11% to	18.85%
2006	8,654	$14.58	to	$17.16	$141,230	2.13%	0.00%	to	1.50%	20.03% to	21.40%
2005	4,523	$12.09	to	$14.26	$61,647	2.63%	0.40%	to	1.50%	19.25% to	20.43%
2004	1,426	$11.43	to	$11.96	$16,360	(a)	0.55%	to	1.50%	(a)

			379

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Evergreen Special Values Fund - Class A
2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%
2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51%	to	-8.57%
2006	4,425	$15.03	to	$24.96	$105,934	0.42%	0.50%	to	1.55%	19.54%	to	20.78%
2005	3,781	$12.57	to	$20.60	$75,301	0.93%	0.55%	to	1.55%	8.74%	to	9.85%
2004	2,610	$11.56	to	$18.76	$47,554	0.96%	0.55%	to	1.55%	18.85%	to	18.90%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
2006	18,954	$13.23	to	$33.70	$455,731	3.30%	0.00%	to	1.95%	17.81%	to	20.16%
2005	19,555	$11.23	to	$28.36	$401,206	1.61%	0.00%	to	1.95%	4.15%	to	5.90%
2004	21,024	$10.84	to	$27.10	$405,088	1.43%	0.00%	to	1.95%	9.88%	to	11.29%
Fidelity® VIP Growth Portfolio - Initial Class
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
2006	16,905	$10.60	to	$26.69	$295,822	0.40%	0.00%	to	1.65%	5.20%	to	6.89%
2005	19,931	$9.98	to	$25.27	$329,184	0.51%	0.00%	to	1.80%	3.98%	to	5.79%
2004	24,025	$9.50	to	$24.16	$377,338	0.26%	0.00%	to	1.65%	1.80%	to	3.11%
Fidelity® VIP High Income Portfolio - Initial Class
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
2006	767	$10.04	to	$11.11	$7,752	8.35%	1.00%	to	1.50%	9.57%	to	10.12%
2005	647	$9.12	to	$9.19	$6,022	14.48%	1.00%	to	1.10%	1.56%	to	1.77%
2004	568	$8.98	to	$9.03	$5,210	9.10%	1.00%	to	1.50%	8.40%	to	8.45%
Fidelity® VIP Overseas Portfolio - Initial Class
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
2006	2,821	$11.47	to	$22.00	$51,710	0.89%	0.00%	to	1.50%	16.32%	to	18.09%
2005	2,828	$9.82	to	$18.63	$44,759	0.65%	0.00%	to	1.50%	5.21%	to	19.04%
2004	3,036	$8.33	to	$15.65	$41,057	1.10%	0.00%	to	1.50%	11.91%	to	27.00%

			380

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%
2006	40,979	$12.07	to	$36.46	$1,176,582	1.31%	0.00%	to	1.95%	9.57%	to	11.73%
2005	37,845	$12.96	to	$32.97	$1,008,057	0.26%	0.00%	to	1.95%	14.84%	to	16.95%
2004	32,399	$11.31	to	$28.47	$743,262	0.31%	0.00%	to	1.85%	13.73%	to	15.24%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
2006	4,609	$27.75	to	$27.98	$128,845	1.65%	1.00%	to	1.10%	14.43%	to	14.58%
2005	4,779	$24.25	to	$24.42	$116,615	1.72%	1.00%	to	1.10%	3.72%	to	3.78%
2004	4,966	$23.38	to	$23.53	$116,763	1.24%	1.00%	to	1.10%	9.41%	to	9.49%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
2006	446		$12.22		$5,451	(c)		-			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
2006	921	$19.79	to	$19.95	$18,360	2.71%	1.00%	to	1.10%	6.17%	to	6.29%
2005	994	$18.64	to	$18.77	$18,646	2.68%	1.00%	to	1.10%	2.93%	to	2.96%
2004	1,116	$18.11	to	$18.23	$20,327	2.80%	1.00%	to	1.10%	4.32%	to	4.47%
Mutual Discovery Fund - Class R
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
2006	89	$15.75	to	$16.30	$1,438	2.06%	0.35%	to	1.55%	20.97%	to	22.16%
2005	51	$13.02	to	$13.27	$667	1.41%	0.55%	to	1.55%	13.95%
2004	16	$11.54	to	$11.60	$186	(a)	0.45%	to	1.05%		(a)

			381

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%
2006	44	$12.43	to	$12.83	$556	-	0.65%	to	1.75%	5.76%	to	6.60%
2005	27	$11.80	to	$11.98	$318	-	0.80%	to	1.60%		8.86%
2004	6	$10.84	to	$10.91	$70	(a)	0.90%	to	1.60%		(a)
Franklin Small Cap Value Securities Fund - Class 2
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
2006	4,814	$13.16	to	$20.37	$88,521	0.64%	0.15%	to	1.75%	15.05%	to	16.53%
2005	4,489	$12.96	to	$17.59	$72,308	0.78%	0.35%	to	1.65%	7.02%	to	8.16%
2004	3,359	$12.11	to	$16.33	$50,132	0.13%	0.00%	to	1.65%	21.91%	to	23.12%
Fundamental Investors, Inc. - Class R-3
2008	2	$6.08	to	$6.12	$13	(e)	0.40%	to	1.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Fundamental Investors, Inc. - Class R-4
2008	1,355	$6.09	to	$6.15	$8,280	(e)	0.00%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
The Growth Fund of America® - Class R-3
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
2006	584	$10.67	to	$13.63	$7,813	0.76%	0.20%	to	1.55%	8.89%	to	10.29%
2005	319	$12.04	to	$12.34	$3,894	0.65%	0.25%	to	1.55%	12.28%	to	13.54%
2004	122	$10.74	to	$10.86	$1,320	(a)	0.30%	to	1.45%		(a)

			382

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Growth Fund of America® - Class R-4
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%
2006	14,655	$12.90	to	$13.73	$196,584	0.91%	0.30%	to	1.50%	9.29%	to	10.56%
2005	11,850	$11.74	to	$12.54	$145,130	0.93%	0.00%	to	1.50%	12.50%	to	13.63%
2004	4,738	$10.80	to	$11.14	$51,341	(a)	0.45%	to	1.50%		(a)
The Income Fund of America® - Class R-3
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
2006	77	$13.12	to	$13.65	$1,032	3.12%	0.20%	to	1.55%	18.13%	to	19.60%
2005	26	$11.14	to	$11.38	$295	3.46%	0.30%	to	1.45%	1.73%	to	2.71%
2004	10	$10.97	to	$11.08	$110	(a)	0.30%	to	1.40%		(a)
ING Financial Services Fund - Class A
2008	15	$6.52	to	$6.86	$101	1.69%	0.40%	to	1.45%	-42.35%	to	-41.77%
2007	12	$11.17	to	$11.78	$136	1.82%	0.40%	to	1.75%	-14.51%	to	-13.79%
2006	6	$13.23	to	$13.56	$84	1.20%	0.60%	to	1.45%	16.42%
2005	4	$11.63	to	$11.66	$51	-	0.50%	to	0.65%		7.27%
2004	1		$10.87		$9	(a)		0.50%			(a)
ING Real Estate Fund - Class A
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%
2006	124	$18.70	to	$19.45	$2,373	2.49%	0.20%	to	1.55%	34.10%	to	35.71%
2005	67	$13.99	to	$14.31	$954	4.05%	0.25%	to	1.45%	10.59%	to	11.47%
2004	22	$12.65	to	$12.76	$282	(a)	0.45%	to	1.45%		(a)
ING GNMA Income Fund - Class A
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
2006	91	$10.44	to	$10.87	$973	5.45%	0.20%	to	1.55%	2.75%	to	3.93%
2005	69	$10.11	to	$10.44	$712	4.48%	0.25%	to	1.55%	0.99%	to	2.25%
2004	40	$10.10	to	$10.20	$404	(a)	0.30%	to	1.45%		(a)

			383

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Fund - Class A
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
2006	151	$10.53	to	$10.95	$1,633	4.65%	0.20%	to	1.55%	2.13%	to	3.33%
2005	79	$10.31	to	$10.52	$829	3.96%	0.45%	to	1.55%	1.66%	to	2.24%
2004	52	$10.20	to	$10.29	$535	(a)	0.40%	to	1.40%		(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	277	$4.97	to	$7.60	$2,033	-	0.00%	to	1.50%	-47.25%	to	-46.44%
2007	282	$13.63	to	$14.19	$3,891	-	0.00%	to	1.50%	9.21%	to	10.32%
2006	262	$12.48	to	$12.69	$3,286	-	0.50%	to	1.50%	0.24%	to	1.20%
2005	88	$12.45	to	$12.54	$1,096	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(d)	0.00%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%		6.75%
2006	-		$11.40		-	(c)		-			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2008	12		$6.33		$79	-		0.35%		-39.43%
2007	14		$10.45		$147	(d)		0.35%			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

			384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Health Sciences Portfolio - Service
Class
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73% to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93% to	8.55%
2006	351	$12.55	to	$12.87	$4,440	-	0.00%	to	1.50%	12.15% to	13.32%
2005	129	$11.19	to	$11.29	$1,446	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Evergreen Omega Portfolio - Service Class
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	(d)		-		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77% to	14.09%
2006	1,115	$13.00	to	$13.31	$14,604	-	0.35%	to	1.55%	10.25% to	11.36%
2005	390	$11.80	to	$11.88	$4,611	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Global Real Estate Portfolio - Institutional Class
2008	5,361	$6.69	to	$6.73	$35,967	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Global Resources Portfolio - Institutional Class
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(d)		0.20%		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)

			385

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88% to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(d)	0.00%	to	1.50%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Janus Contrarian Portfolio - Service Class
2008	1,285	$5.32	to	$5.86	$7,405	0.72%	0.00%	to	1.50%	-49.21% to	-49.00%
2007	403	$11.44	to	$11.49	$4,611	(d)	0.00%	to	0.50%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
2006	4		$14.67		$57	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66% to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
2006	1,901		$15.35		$29,171	0.67%		1.00%		34.77%
2005	1,396		$11.39		$15,902	(b)		1.00%		(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01% to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42% to	37.80%
2006	1,200	$11.43	to	$18.30	$21,610	0.43%	0.40%	to	1.50%	33.78% to	35.12%
2005	512	$13.38	to	$13.50	$6,873	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)

			386

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16% to	-2.13%
2006	126	$12.96	to	$13.25	$1,643	-	0.40%	to	1.50%	15.07% to	16.04%
2005	25	$11.28	to	$11.38	$282	(b)	0.50%	to	1.40%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2008	4	$6.62	to	$6.64	$28	4.00%	1.15%	to	1.25%	-40.09% to	-40.02%
2007	6	$11.05	to	$11.07	$72	4.08%	1.15%	to	1.25%	-2.13% to	-2.04%
2006	2	$11.29	to	$11.30	$26	(c)	1.15%	to	1.25%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2008	170	$5.76	to	$6.79	$1,126	3.04%	0.00%	to	1.50%	-40.46% to	-39.54%
2007	166	$10.95	to	$11.23	$1,839	1.80%	0.00%	to	1.50%	-2.58% to	-1.68%
2006	73	$11.24	to	$11.32	$824	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Julius Baer Foreign Portfolio - Service Class
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46% to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70% to	16.46%
2006	1,766	$15.30	to	$17.79	$30,166	(c)	0.00%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Legg Mason Value Portfolio - Service Class
2008	291	$4.12	to	$5.16	$1,448	-	0.00%	to	1.50%	-56.13% to	-55.48%
2007	390	$11.03	to	$11.59	$4,394	-	0.00%	to	1.85%	-7.49% to	-6.28%
2006	282	$12.02	to	$12.30	$3,415	-	0.30%	to	1.55%	4.97% to	5.98%
2005	148	$11.46	to	$11.57	$1,700	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)

			387

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	10,392	$6.17	to	$7.22	$73,160	3.25%	0.00%	to	1.95%	-37.67% to	-36.48%
2007	11,800	$10.99	to	$11.33	$131,763	0.05%	0.20%	to	1.95%	2.79% to	3.78%
2006	99	$10.77	to	$10.85	$1,068	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Lord Abbett Affiliated Portfolio - Service Class
2008	72	$6.93	to	$7.06	$506	3.33%	0.65%	to	1.35%	-37.45% to	-37.15%
2007	46	$11.08	to	$11.17	$516	(d)	0.85%	to	1.35%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Marsico Growth Portfolio - Institutional Class
2008	797	$6.45	to	$6.62	$5,214	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Marsico Growth Portfolio - Service Class
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94% to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43% to	14.19%
2006	233	$10.11	to	$12.05	$2,747	-	0.00%	to	1.50%	3.34% to	4.46%
2005	102	$11.37	to	$11.47	$1,159	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Marsico International Opportunities Portfolio -
Adviser Class
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(d)		0.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)

			388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80%	to	19.97%
2006	478	$15.16	to	$15.50	$7,306	0.03%	0.40%	to	1.50%	22.16%	to	23.16%
2005	108	$12.41	to	$12.48	$1,348	(b)	0.70%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Adviser Class
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%			3.19%
2006	4		$11.30		$45	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING MFS Total Return Portfolio - Institutional Class
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%			3.25%
2006	25		$10.78		$269	(c)		1.00%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING MFS Total Return Portfolio - Service Class
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
2006	2,514	$11.69	to	$15.23	$36,559	2.23%	0.30%	to	1.65%	10.26%	to	11.49%
2005	3,132	$10.95	to	$13.66	$41,280	2.59%	0.40%	to	1.50%	1.38%	to	2.33%
2004	2,236	$10.84	to	$13.30	$29,119	2.74%	0.55%	to	1.50%	9.45%	to	10.56%
ING MFS Utilities Portfolio - Service Class
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
2006	881	$14.68	to	$15.01	$13,022	0.04%	0.40%	to	1.50%	28.88%	to	30.08%
2005	104	$11.39	to	$11.47	$1,191	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			389

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Main Street Portfolio® - Service
Class
2008	176	$6.64	to	$8.14	$1,342	2.99%	0.00%	to	1.65%	-39.69%	to	-38.66%
2007	159	$11.01	to	$13.27	$2,004	0.78%	0.00%	to	1.65%	2.74%	to	3.72%
2006	66	$10.73	to	$12.62	$825	0.82%	0.50%	to	1.50%	13.23%	to	14.16%
2005	19	$10.96	to	$11.02	$214	(b)	0.70%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Institutional Class
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%			2.08%
2006	23		$10.58		$247	(c)		1.00%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO High Yield Portfolio - Service Class
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
2006	448	$10.56	to	$11.52	$5,070	6.48%	0.00%	to	1.50%	7.36%	to	8.35%
2005	135	$10.46	to	$10.56	$1,418	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Equity Income Portfolio - Institutional
Class
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49%	to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(d)	0.20%	to	1.95%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71%	to	5.42%
2006	232	$10.78	to	$11.98	$2,509	(c)	0.00%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			390

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Fund Portfolio - Service Class
2008	15	$7.22 to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54% to	-35.41%
2007	10	$11.20 to	$11.24	$111	-	1.00%	to	1.30%	4.07%
2006	2	$10.80		$25	(c)		1.00%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Pioneer Mid Cap Value Portfolio - Adviser Class
2008	-	$7.14		$2	(e)		0.35%		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
2005	(e)	(e)		(e)	(e)		(e)		(e)
2004	(e)	(e)		(e)	(e)		(e)		(e)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2008	8,859	$6.37 to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09% to	-32.92%
2007	8,727	$11.02 to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16% to	5.26%
2006	74	$10.54 to	$10.65	$783	(c)	0.50%	to	1.50%	(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Pioneer Mid Cap Value Portfolio - Service Class
2008	28	$7.27 to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03% to	-33.30%
2007	1	$11.02 to	$11.20	$16	(h)	0.35%	to	1.35%	(h)
2006	1	$10.61		$6	(c)		0.80%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Stock Index Portfolio - Institutional Class
2008	269	$8.44 to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92% to	-37.13%
2007	256	$13.55 to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04% to	4.51%
2006	273	$13.00 to	$13.30	$3,625	3.36%	0.15%	to	1.25%	14.55%
2005	2,166	$11.41 to	$11.56	$25,037	(b)	0.00%	to	0.80%	(b)
2004	(b)	(b)		(b)	(b)		(b)		(b)

		391

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76% to	4.05%
2006	7,004	$12.32	to	$12.60	$86,924	1.22%	0.30%	to	1.55%	13.00% to	14.01%
2005	1,752	$10.91	to	$11.01	$19,163	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
2006	18		$12.09		$215	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35% to	2.78%
2006	4,956	$12.72	to	$18.46	$87,796	1.34%	0.15%	to	1.65%	17.21% to	18.68%
2005	3,660	$11.39	to	$15.47	$54,938	1.28%	0.30%	to	1.55%	2.34% to	3.36%
2004	2,052	$11.13	to	$14.87	$30,123	1.48%	0.50%	to	1.55%	13.15% to	14.30%
ING Templeton Global Growth Portfolio - Institutional
Class
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67% to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
2006	-		$16.50		-	(c)		1.00%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Templeton Global Growth Portfolio - Service Class
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57% to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91% to	1.98%
2006	128	$11.04	to	$11.11	$1,421	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			392

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Capital Growth Portfolio -
Institutional Class
2008	66	$5.36	to	$5.56	$362	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Van Kampen Capital Growth Portfolio - Service
Class
2008	21	$5.49	to	$6.98	$145	-	0.00%	to	1.45%	-49.60% to	-49.27%
2007	6	$13.67	to	$13.76	$87	-	0.00%	to	0.50%	20.76%
2006	1		$11.32		$14	(c)		0.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23% to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03% to	2.11%
2006	1,237	$12.60	to	$12.88	$15,704	1.19%	0.40%	to	1.50%	14.34% to	15.41%
2005	759	$11.02	to	$11.12	$8,388	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Van Kampen Real Estate Portfolio - Institutional
Class
2008	117		$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91	to	$10.08	$942	(h)	0.95%	to	1.95%	(h)
2006	61		$12.34		$754	(c)		0.95%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Real Estate Portfolio - Service Class
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46% to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97% to	-18.11%
2006	1,372	$12.28	to	$12.39	$16,905	(c)	0.35%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			393

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2008	1,952	$5.22	to	$6.11	$11,371	6.69%	0.00%	to	1.50%	-50.88% to	-43.74%
2007	2,140	$9.41	to	$10.86	$22,362	(d)	0.00%	to	1.50%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	454	$5.37	to	$6.66	$2,933	6.11%	0.00%	to	1.50%	-44.65% to	-43.98%
2007	612	$10.84	to	$11.88	$7,116	-	0.25%	to	1.50%	6.54% to	7.60%
2006	232	$10.85	to	$11.10	$2,537	(c)	0.40%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	142	$6.44	to	$6.86	$947	0.71%	0.00%	to	1.50%	-33.77% to	-33.04%
2007	102	$9.94	to	$10.16	$1,022	-	0.40%	to	1.50%	-5.15% to	-4.17%
2006	109	$10.42	to	$10.56	$1,141	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING International Growth Opportunities Fund - Class Q
2008	1	$7.78	to	$7.92	$7	-	1.05%	to	1.40%	-55.11% to	-54.92%
2007	1	$17.33	to	$17.57	$11	-	1.05%	to	1.40%	17.02%
2006	-	$14.81	to	$14.88	$7	1.16%	1.25%	to	1.40%	18.47%
2005	-		$12.56		$2	(b)		1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING International SmallCap Multi-Manager Fund -
Class A
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
2006	46	$17.77	to	$18.40	$837	0.79%	0.25%	to	1.45%	24.53%
2005	20	$14.35	to	$14.52	$283	(b)	0.60%	to	1.25%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)

			394

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Large Company Value
Portfolio - Adviser Class
2008	11		$7.36		$78	12.20%		0.35%		-37.41%
2007	7		$11.76		$86	-		0.35%		-2.49%
2006	1		$12.06		$9	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING American Century Large Company Value
Portfolio - Service Class
2008	298	$6.03	to	$10.54	$2,817	14.21%	0.00%	to	1.50%	-51.68% to	-37.15%
2007	287	$12.32	to	$16.77	$4,430	1.28%	0.25%	to	1.50%	-3.48% to	24.57%
2006	338	$12.66	to	$16.94	$5,290	0.25%	0.40%	to	1.50%	17.53% to	18.71%
2005	330	$10.74	to	$14.47	$4,395	0.98%	0.50%	to	1.50%	-0.22% to	0.71%
2004	427	$10.74	to	$14.14	$5,760	0.92%	0.55%	to	1.50%	8.37% to	9.44%
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%
2006	2		$11.74		$22	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
2006	2,128	$13.07	to	$16.49	$33,826	0.02%	0.00%	to	1.50%	13.67% to	15.48%
2005	2,244	$12.37	to	$14.45	$31,597	0.19%	0.00%	to	1.50%	6.27% to	7.85%
2004	1,961	$11.64	to	$13.29	$25,577	0.04%	0.00%	to	1.50%	19.50% to	20.75%
ING Baron Asset Portfolio - Service Class
2008	333	$5.75	to	$6.53	$2,126	-	0.00%	to	1.55%	-42.00% to	-41.06%
2007	294	$10.76	to	$11.08	$3,217	-	0.00%	to	1.75%	7.35% to	8.38%
2006	30	$10.07	to	$10.14	$306	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			395

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Adviser
Class
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%			5.44%
2006	5		$11.77		$63	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Baron Small Cap Growth Portfolio - Service Class
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48%	to	6.07%
2006	5,135	$12.61	to	$20.02	$91,451	-	0.00%	to	1.55%	13.49%	to	15.25%
2005	5,042	$12.81	to	$17.55	$79,169	-	0.00%	to	1.50%	5.78%	to	7.37%
2004	3,951	$12.10	to	$16.51	$58,317	-	0.00%	to	1.50%	26.05%	to	27.38%
ING Columbia Small Cap Value II Portfolio - Service
Class
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39%	to	2.47%
2006	4	$10.05	to	$10.11	$39	(c)	0.55%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service Class
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63%	to	3.63%
2006	485	$11.91	to	$21.23	$9,468	0.01%	0.40%	to	1.50%	12.12%	to	13.29%
2005	418	$10.64	to	$19.00	$7,330	-	0.50%	to	1.50%	2.39%	to	3.31%
2004	602	$11.12	to	$18.10	$10,359	-	0.55%	to	1.50%	6.81%	to	7.87%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2008	911	$7.36	to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
2007	329	$12.29	to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
2006	10		$10.74		$110	(c)		0.50%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			396

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Index Solution 2015 Portfolio - Adviser Class
2008	5	$7.91 to $7.95	$37	(e)	0.70% to 1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution 2025 Portfolio - Adviser Class
2008	11	$7.19	$81	(e)	1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution 2035 Portfolio - Adviser Class
2008	7	$6.81	$51	(e)	1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution 2045 Portfolio - Adviser Class
2008	1	$6.43	$6	(e)	1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution Income Portfolio - Adviser Class
2008	-	$8.90	$1	(e)	0.70%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)

397

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
2006	8		$11.93		$91	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08% to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77% to	2.37%
2006	1,892	$12.72	to	$18.11	$32,578	0.01%	0.00%	to	1.55%	14.78% to	16.46%
2005	1,597	$12.54	to	$15.64	$24,333	0.34%	0.00%	to	1.50%	6.89% to	8.51%
2004	1,022	$11.71	to	$14.33	$14,426	0.22%	0.00%	to	1.50%	18.76% to	20.12%
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
2008	9		$6.57		$60	-		0.35%		-39.72%
2007	9		$10.90		$96	-		0.35%		-2.50%
2006	2		$11.18		$17	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2008	10,314	$5.85	to	$10.74	$84,378	-	0.00%	to	1.50%	-40.13% to	-9.45%
2007	11,836	$9.78	to	$17.67	$161,023	-	0.00%	to	1.50%	-35.62% to	-1.59%
2006	14,531	$10.02	to	$17.96	$203,807	-	0.00%	to	1.50%	8.64% to	10.32%
2005	16,715	$9.15	to	$16.28	$213,925	-	0.00%	to	1.50%	9.77% to	11.43%
2004	19,676	$8.28	to	$14.64	$228,353	-	0.00%	to	1.50%	7.99% to	26.50%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2008	16	$7.11	to	$7.56	$120	-	0.00%	to	1.25%	-40.10% to	-39.33%
2007	7	$11.87	to	$12.46	$87	-	0.00%	to	1.25%	-3.10% to	-2.39%
2006	7	$12.25	to	$12.63	$82	-	0.20%	to	1.25%	8.70% to	9.15%
2005	3	$11.27	to	$11.37	$36	(f)	0.80%	to	1.25%	(f)
2004	2		$10.32		$16	(a)		0.70%		(a)

			398

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Neuberger Berman Partners Portfolio - Service
Class
2008	360	$4.85 to	$5.59	$1,966	-	0.00%	to	1.50%	-52.01% to	-51.49%
2007	201	$11.19 to	$11.44	$2,266	0.24%	0.30%	to	1.50%	7.16% to	8.07%
2006	22	$10.47 to	$10.53	$232	(c)	0.50%	to	1.30%	(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Global Portfolio - Adviser Class
2008	31	$7.66		$238	2.32%		0.35%		-40.85%
2007	28	$12.95		$365	0.43%		0.35%		5.63%
2006	8	$12.26		$96	(c)		0.35%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Global Portfolio - Initial Class
2008	49,538	$5.74 to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34% to	-38.16%
2007	57,612	$14.09 to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35% to	11.82%
2006	67,277	$13.46 to	$14.50	$921,330	0.07%	0.00%	to	1.80%	10.53% to	17.98%
2005	74,501	$11.62 to	$12.29	$881,737	(b)	0.00%	to	1.80%	(b)
2004	(b)	(b)		(b)	(b)		(b)		(b)
ING Oppenheimer Global Portfolio - Service Class
2008	27	$9.87 to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18% to	-41.07%
2007	26	$16.78 to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01% to	5.26%
2006	11	$15.98 to	$16.17	$180	0.09%	1.00%	to	1.25%	16.13% to	16.13%
2005	1	$13.76		$20	-		1.25%		11.87%
2004	182	$12.22 to	$12.52	$2,264	-	0.60%	to	1.50%	13.36% to	14.26%
ING Oppenheimer Strategic Income Portfolio - Adviser
Class
2008	26	$9.84		$258	6.75%		0.35%		-16.26%
2007	23	$11.75		$275	4.98%		0.35%		8.00%
2006	12	$10.88		$127	(c)		0.35%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)

		399

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%
2006	10,430	$10.67	to	$11.11	$112,893	0.39%	0.00%	to	1.95%	6.22%	to	8.39%
2005	11,390	$9.99	to	$10.25	$116,350	(b)	0.00%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(d)	0.95%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Adviser Class
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%			8.75%
2006	26		$10.51		$269	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
2006	5,395	$10.50	to	$12.26	$62,923	1.70%	0.20%	to	1.55%	2.47%	to	3.64%
2005	4,813	$10.27	to	$11.91	$54,953	1.68%	0.35%	to	1.50%	0.53%	to	1.72%
2004	3,872	$10.21	to	$11.64	$43,692	-	0.40%	to	1.50%	2.73%	to	3.93%
ING Pioneer High Yield Portfolio - Initial Class
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
2006	94	$10.56	to	$10.66	$1,000	(c)	0.00%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%		4.82%
2006	1	$10.56	to	$10.60	$6	(c)	0.70%	to	1.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2015 Portfolio - Adviser Class
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
2006	243	$11.27	to	$11.83	$2,850	0.17%	0.20%	to	1.55%	9.47%	to	10.26%
2005	41	$10.66	to	$10.72	$440	(b)	0.25%	to	1.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2015 Portfolio - Service Class
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%
2006	1,294	$11.64	to	$11.93	$15,208	0.16%	0.00%	to	1.50%	9.18%	to	10.25%
2005	185	$10.66	to	$10.76	$1,980	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Adviser Class
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
2006	360	$12.01	to	$12.29	$4,390	0.22%	0.20%	to	1.55%	11.19%	to	12.15%
2005	24	$10.89	to	$10.95	$266	(b)	0.25%	to	1.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
2006	1,488	$12.08	to	$12.38	$18,183	0.24%	0.00%	to	1.50%	10.93%	to	12.04%
2005	176	$10.89	to	$10.99	$1,918	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			401

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Adviser Class
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14% to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40% to	4.75%
2006	307	$11.69	to	$12.64	$3,854	0.11%	0.20%	to	1.55%	12.75% to	13.68%
2005	40	$11.05	to	$11.11	$440	(b)	0.25%	to	1.05%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution 2035 Portfolio - Service Class
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97% to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70% to	4.98%
2006	956	$12.42	to	$12.74	$12,006	0.11%	0.00%	to	1.50%	12.40% to	13.58%
2005	106	$11.05	to	$11.15	$1,176	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution 2045 Portfolio - Adviser Class
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86% to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86% to	5.24%
2006	174	$12.70	to	$12.99	$2,250	0.03%	0.20%	to	1.55%	13.66% to	14.56%
2005	23	$11.27	to	$11.33	$256	(b)	0.25%	to	1.05%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution 2045 Portfolio - Service Class
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72% to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15% to	5.38%
2006	589	$12.76	to	$13.08	$7,586	0.03%	0.00%	to	1.50%	13.32% to	14.47%
2005	52	$11.26	to	$11.36	$586	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution Growth and Income Portfolio - Service
Class
2008	82	$7.63	to	$7.69	$625	(e)	0.25%	to	1.40%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)

			402

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Growth Portfolio - Service Class
2008	25	$6.91	to	$6.96	$174	(e)	0.25%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution Income Portfolio - Adviser Class
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09%	to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41%	to	4.70%
2006	150	$10.85	to	$11.07	$1,657	0.10%	0.20%	to	1.40%	6.12%	to	6.50%
2005	4	$10.29	to	$10.31	$40	(b)	0.70%	to	1.00%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution Income Portfolio - Service Class
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91%	to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68%	to	4.87%
2006	250	$10.88	to	$11.13	$2,746	0.16%	0.15%	to	1.50%	5.73%	to	6.76%
2005	33	$10.29	to	$10.36	$341	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
2006	3		$11.31		$39	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13%	to	16.20%
2006	33,002	$10.59	to	$12.72	$397,287	-	0.00%	to	1.50%	3.11%	to	9.05%
2005	38,267	$11.07	to	$11.60	$429,422	(b)	0.00%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			403

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57%	to	12.61%
2006	35	$8.90	to	$12.27	$425	-	0.20%	to	1.25%	7.62%	to	8.39%
2005	22	$8.27	to	$11.20	$230	-	0.55%	to	1.25%	7.59%	to	7.88%
2004	1,207	$7.62	to	$11.27	$9,594	-	0.45%	to	1.50%	6.87%	to	8.09%
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%			9.02%
2006	12		$11.53		$143	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73%	to	9.89%
2006	12,312	$9.60	to	$28.07	$281,531	0.24%	0.00%	to	1.50%	11.63%	to	13.33%
2005	13,745	$11.71	to	$25.03	$282,041	0.48%	0.00%	to	1.50%	4.59%	to	6.15%
2004	14,985	$11.28	to	$23.81	$291,385	0.16%	0.00%	to	1.50%	8.36%	to	10.00%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2008	126	$7.55	to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28%	to	-42.36%
2007	88	$13.31	to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95%	to	9.11%
2006	67	$12.33	to	$14.27	$867	-	0.20%	to	1.55%	11.59%	to	12.56%
2005	39	$11.13	to	$12.75	$446	0.60%	0.45%	to	1.30%	4.60%	to	5.23%
2004	20	$10.64	to	$12.16	$219	(a)	0.40%	to	1.30%		(a)
ING Templeton Foreign Equity Portfolio - Adviser Class
2008	23		$6.31		$143	(e)		0.35%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial Class
2008	12,039	$6.23 to $6.34			$75,608	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Templeton Foreign Equity Portfolio - Service Class
2008	5	$7.43	to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66	to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
2006	27	$11.16	to	$11.23	$302	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Thornburg Value Portfolio - Adviser Class
2008	39		$7.53		$295	0.25%		0.35%		-40.24%
2007	41		$12.60		$521	-		0.35%		6.33%
2006	5		$11.85		$54	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Thornburg Value Portfolio - Initial Class
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
2006	5,003	$7.15	to	$34.10	$117,356	0.47%	0.00%	to	1.50%	15.11% to	16.85%
2005	5,863	$9.90	to	$29.48	$118,725	0.78%	0.00%	to	1.50%	0.00% to	1.56%
2004	7,187	$9.80	to	$29.32	$143,585	0.44%	0.00%	to	1.50%	11.16% to	12.65%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(d)		0.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)

			405

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%
2006	8,239	$11.75	to	$20.55	$135,280	0.80%	0.00%	to	1.95%	12.23% to	14.55%
2005	9,161	$10.42	to	$17.94	$134,490	0.87%	0.00%	to	1.50%	7.49% to	9.39%
2004	10,068	$9.67	to	$16.40	$135,468	0.78%	0.00%	to	1.50%	13.00% to	15.41%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
2006	-		$11.05		$3	(c)		1.00%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Comstock Portfolio - Adviser Class
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
2006	13		$11.98		$151	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Comstock Portfolio - Service Class
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70% to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74% to	-2.54%
2006	6,763	$12.38	to	$16.94	$100,241	0.74%	0.30%	to	1.95%	13.56% to	15.52%
2005	7,429	$11.46	to	$14.77	$98,136	0.60%	0.00%	to	1.50%	1.97% to	3.10%
2004	5,605	$11.21	to	$14.42	$71,730	-	0.40%	to	1.95%	15.01% to	16.27%
ING Van Kampen Equity and Income Portfolio -
Adviser Class
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
2006	2		$11.38		$21	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			406

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13%	to	8.09%
2006	31,545	$11.77	to	$12.63	$378,557	1.93%	0.00%	to	1.95%	6.18%	to	12.67%
2005	31,676	$10.66	to	$11.21	$344,729	(b)	0.00%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Equity and Income Portfolio -
Service Class
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02%	to	2.66%
2006	3	$12.33	to	$39.49	$90	2.00%	0.60%	to	1.25%	10.98%	to	11.31%
2005	-	$11.11	to	$34.76	$13	-	1.00%	to	1.25%	6.42%	to	6.69%
2004	105	$10.44	to	$33.04	$2,372	0.37%	0.55%	to	1.50%	8.97%	to	9.99%
ING VP Strategic Allocation Conservative Portfolio -
Class I
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
2006	2,335	$11.41	to	$20.00	$39,520	2.61%	0.00%	to	1.95%	6.22%	to	8.40%
2005	4,513	$10.97	to	$18.82	$73,683	1.50%	0.00%	to	1.70%	3.09%	to	4.67%
2004	4,481	$10.67	to	$18.08	$70,666	1.25%	0.00%	to	1.55%	8.56%	to	9.97%
ING VP Strategic Allocation Growth Portfolio - Class I
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
2006	4,732	$11.07	to	$22.35	$88,592	1.35%	0.00%	to	1.95%	11.01%	to	13.22%
2005	4,786	$11.29	to	$19.77	$81,185	1.18%	0.00%	to	1.70%	2.45%	to	6.19%
2004	5,143	$10.83	to	$18.78	$81,653	1.05%	0.00%	to	1.55%	10.31%	to	14.79%
ING VP Strategic Allocation Moderate Portfolio - Class I
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%
2006	4,726	$11.34	to	$20.93	$82,807	1.80%	0.00%	to	1.60%	9.37%	to	11.21%
2005	2,405	$10.68	to	$18.45	$39,166	2.10%	0.00%	to	1.70%	2.19%	to	3.83%
2004	2,282	$10.48	to	$17.77	$36,460	1.81%	0.00%	to	1.55%	6.38%	to	7.76%

			407

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth and Income Portfolio - Class A
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(d)		0.35%			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Growth and Income Portfolio - Class I
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
2006	80,060	$10.30	to	$325.50	$1,940,188	1.15%	0.00%	to	1.95%	12.51%	to	14.17%
2005	91,075	$9.09	to	$287.09	$1,975,255	1.00%	0.00%	to	1.50%	6.51%	to	8.13%
2004	108,588	$8.47	to	$267.99	$2,182,323	2.32%	0.00%	to	1.50%	6.78%	to	21.16%
ING VP Growth and Income Portfolio - Class S
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(d)	0.30%	to	0.75%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING GET U.S. Core Portfolio - Series 3
2008	1,716	$10.09	to	$10.46	$17,658	2.17%	1.00%	to	1.75%	-5.17%	to	-4.14%
2007	2,154	$10.63	to	$10.94	$23,204	2.54%	1.00%	to	1.75%	2.61%	to	3.99%
2006	2,678	$10.30	to	$10.52	$27,885	2.54%	1.00%	to	1.75%	4.46%	to	5.31%
2005	3,740	$9.86	to	$9.99	$37,121	2.01%	1.00%	to	1.75%	-1.00%	to	-0.20%
2004	5,300	$9.95	to	$10.02	$52,924	-	1.00%	to	1.75%	-0.40%	to	0.20%
ING GET U.S. Core Portfolio - Series 5
2008	46	$10.55	to	$10.56	$481	1.40%		1.75%		-8.97%
2007	57	$11.59	to	$11.60	$660	1.78%		1.75%		0.35%	to	0.43%
2006	59		$11.55		$685	1.94%		1.75%			9.27%
2005	61		$10.57		$645	0.89%		1.75%			0.96%
2004	66		$10.47		$696	(a)		1.75%			(a)

			408

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2008	216	$10.33	to	$10.34	$2,235	1.82%		1.75%		-7.85%	to	-7.76%
2007	260	$11.20	to	$11.21	$2,918	2.25%		1.75%		1.45%	to	1.54%
2006	356	$11.04	to	$11.05	$3,931	2.33%		1.75%		8.55%	to	8.65%
2005	454		$10.17		$4,616	0.39%		1.75%			0.89%
2004	556		$10.08		$5,605	(a)		1.75%			(a)
ING GET U.S. Core Portfolio - Series 7
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
2006	325	$10.90	to	$11.05	$3,556	2.41%	1.00%	to	1.75%	8.35%	to	9.19%
2005	391	$10.06	to	$10.12	$3,939	0.05%	1.00%	to	1.75%	0.60%	to	1.10%
2004	402		$10.00		$4,017	(a)	1.00%	to	1.25%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%			1.82%
2006	137	$10.98	to	$10.99	$1,507	1.77%		1.75%		8.71%	to	8.81%
2005	154		$10.10		$1,556	(b)		1.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	14		$10.27		$142	1.96%		1.75%			-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04%	to	2.13%
2006	16	$10.79	to	$10.80	$168	1.48%		1.75%			8.22%
2005	22	$9.97	to	$9.98	$220	(b)		1.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	7		$10.35		$70	2.74%		1.75%			-5.48%
2007	7		$10.95		$76	1.32%		1.75%			1.77%
2006	7		$10.76		$76	0.84%		1.75%			7.82%
2005	11		$9.98		$107	(b)		1.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			409

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
2006	4		$10.62		$47	0.08%		1.75%		5.99% to	6.09%
2005	8	$10.01	to	$10.02	$80	(b)	1.15%	to	1.25%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Global Science and Technology
Portfolio - Class I
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75% to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02% to	19.06%
2006	8,763	$4.14	to	$13.50	$37,594	-	0.00%	to	1.60%	5.60% to	7.21%
2005	10,034	$3.92	to	$11.04	$40,552	-	0.00%	to	1.50%	10.06% to	11.83%
2004	11,027	$3.56	to	$10.00	$40,737	-	0.00%	to	1.50%	-2.73% to	132.01%
ING International Index Portfolio - Class I
2008	37	$5.92 to $5.95			$220	(e)	0.30%	to	1.25%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
2008	153	$10.17	to	$10.27	$1,559	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Opportunistic Large Cap Growth Portfolio -
Class I
2008	3,372	$3.76	to	$11.05	$30,414	0.81%	0.00%	to	1.50%	-44.90% to	-44.08%
2007	3,772	$6.82	to	$19.80	$62,321	0.17%	0.00%	to	1.50%	15.99% to	17.83%
2006	4,698	$5.88	to	$16.86	$67,837	0.06%	0.00%	to	1.50%	1.12% to	2.69%
2005	5,519	$5.81	to	$16.49	$78,900	0.68%	0.00%	to	1.50%	7.77% to	9.38%
2004	6,937	$5.37	to	$15.14	$89,883	0.12%	0.00%	to	1.50%	5.63% to	6.92%

			410

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Opportunistic Large Cap Value Portfolio - Class I
2008	3,555	$6.24	to	$15.47	$44,326	2.10%	0.00%	to	1.85%	-36.59%	to	-35.65%
2007	4,155	$12.12	to	$24.08	$82,179	1.70%	0.00%	to	1.60%	1.40%	to	3.00%
2006	4,980	$11.84	to	$23.34	$96,810	1.42%	0.00%	to	1.60%	14.29%	to	16.06%
2005	5,822	$10.27	to	$20.11	$97,980	1.77%	0.00%	to	1.50%	5.44%	to	7.03%
2004	6,985	$9.66	to	$18.79	$110,369	0.80%	0.00%	to	1.50%	8.48%	to	9.86%
ING Russell™ Large Cap Index Portfolio - Class I
2008	403	$6.62	to	$6.68	$2,675	(e)	0.00%	to	1.45%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2008	224	$5.91	to	$5.96	$1,329	(e)	0.00%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class I
2008	91	$6.94	to	$6.99	$635	(e)	0.25%	to	1.40%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class I
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
2006	26,449	$9.36	to	$23.55	$539,452	1.08%	0.00%	to	1.95%	12.29%	to	14.59%
2005	29,222	$11.05	to	$20.64	$532,133	1.22%	0.00%	to	1.85%	3.46%	to	5.37%
2004	32,461	$10.67	to	$19.66	$562,520	0.99%	0.00%	to	1.95%	8.92%	to	10.32%

			411

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus LargeCap Portfolio - Class S
2008	43	$7.58		$325	1.52%		0.35%		-37.56%
2007	28	$12.14		$334	-		0.35%			4.39%
2006	1	$11.63		$7	(c)		0.35%			(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING VP Index Plus MidCap Portfolio - Class I
2008	14,637	$6.03 to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29 to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
2006	18,518	$12.68 to	$25.09	$421,728	0.62%	0.00%	to	1.95%	7.28%	to	9.43%
2005	19,654	$12.22 to	$23.22	$416,465	0.44%	0.00%	to	1.95%	9.08%	to	11.15%
2004	18,764	$11.22 to	$20.56	$361,470	0.40%	0.00%	to	1.85%	14.85%	to	16.29%
ING VP Index Plus MidCap Portfolio - Class S
2008	36	$7.29		$260	1.33%		0.35%		-37.90%
2007	29	$11.74		$343	0.52%		0.35%			4.92%
2006	4	$11.19		$43	(c)		0.35%			(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING VP Index Plus SmallCap Portfolio - Class I
2008	7,836	$6.19 to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86%	to	-33.54%
2007	9,070	$12.14 to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00%	to	-6.48%
2006	10,525	$13.03 to	$20.09	$189,877	0.41%	0.00%	to	1.95%	11.75%	to	13.78%
2005	11,258	$12.34 to	$17.88	$182,246	0.30%	0.00%	to	1.85%	5.65%	to	7.65%
2004	10,466	$11.68 to	$16.34	$158,486	0.15%	0.00%	to	1.85%	20.22%	to	21.76%
ING VP Index Plus SmallCap Portfolio - Class S
2008	8	$7.05		$58	-		0.35%		-33.86%
2007	8	$10.66		$90	-		0.35%		-6.82%
2006	5	$11.44		$52	(c)		0.35%			(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)

		412

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Small Company Portfolio - Class I
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29%	to	5.90%
2006	6,886	$13.75	to	$29.99	$169,087	0.39%	0.00%	to	1.50%	15.06%	to	16.80%
2005	7,440	$12.03	to	$25.78	$158,729	0.14%	0.00%	to	1.50%	8.64%	to	10.28%
2004	9,070	$11.02	to	$23.47	$175,779	0.28%	0.00%	to	1.50%	12.69%	to	14.09%
ING VP Small Company Portfolio - Class S
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%			5.34%
2006	1		$11.80		$11	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP International Value Portfolio - Class I
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
2006	7,376	$14.78	to	$18.51	$123,753	2.42%	0.30%	to	1.55%	27.45%	to	29.01%
2005	5,941	$12.35	to	$14.45	$78,444	2.43%	0.00%	to	1.55%	7.82%	to	9.15%
2004	4,834	$11.49	to	$13.33	$58,379	1.23%	0.30%	to	1.50%	15.63%	to	16.94%
ING VP International Value Portfolio - Class S
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
2006	5		$13.36		$60	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP MidCap Opportunities Portfolio - Class I
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51%	to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79%	to	25.10%
2006	509	$11.77	to	$12.55	$6,141	-	0.40%	to	1.50%	6.21%	to	7.25%
2005	467	$11.08	to	$12.83	$5,277	-	0.50%	to	1.50%	0.87%	to	9.78%
2004	536	$10.19	to	$11.43	$5,546	-	0.55%	to	1.50%	9.81%	to	20.57%

			413

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP MidCap Opportunities Portfolio - Class S
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
2006	-		$11.20		$3	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP SmallCap Opportunities Portfolio - Class I
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44%	to	9.67%
2006	1,122	$8.77	to	$13.46	$10,191	-	0.40%	to	1.50%	10.87%	to	12.17%
2005	1,146	$7.91	to	$8.97	$9,331	-	0.40%	to	1.50%	1.86%	to	8.64%
2004	1,087	$7.36	to	$8.08	$8,178	-	0.40%	to	1.50%	8.53%	to	16.59%
ING VP SmallCap Opportunities Portfolio - Class S
2008	6		$8.20		$47	-		0.35%		-34.82%
2007	1		$12.58		$17	-		0.35%			9.39%
2006	1		$11.50		$10	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Balanced Portfolio - Class I
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
2006	24,020	$11.74	to	$38.67	$588,364	2.43%	0.00%	to	1.95%	7.84%	to	9.99%
2005	27,567	$11.37	to	$35.49	$637,454	2.34%	0.00%	to	1.50%	2.69%	to	4.25%
2004	30,971	$11.05	to	$34.36	$692,148	1.99%	0.00%	to	1.50%	7.78%	to	9.12%
ING VP Intermediate Bond Portfolio - Class I
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
2006	19,472	$10.56	to	$87.81	$400,146	3.99%	0.00%	to	1.95%	2.02%	to	4.12%
2005	19,951	$10.32	to	$76.25	$405,018	3.79%	0.00%	to	1.90%	1.37%	to	3.16%
2004	20,579	$10.21	to	$74.70	$407,745	1.50%	0.00%	to	1.95%	3.31%	to	4.59%

			414

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Intermediate Bond Portfolio - Class S
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%			5.27%
2006	1		$10.05		$12	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Money Market Portfolio - Class I
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93%	to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17%	to	5.16%
2006	19,298	$10.51	to	$53.71	$362,772	2.23%	0.00%	to	1.50%	3.32%	to	4.92%
2005	14,234	$10.15	to	$51.39	$210,711	1.20%	0.00%	to	1.50%	1.47%	to	3.03%
2004	14,934	$9.98	to	$50.07	$216,952	1.09%	0.00%	to	1.50%	-0.49%	to	0.76%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%
2006	14	$12.22	to	$29.45	$394	1.90%	0.40%	to	1.45%	9.10%	to	10.17%
2005	20	$12.45	to	$26.93	$508	0.01%	0.50%	to	1.50%	6.38%	to	7.28%
2004	16,735	$10.06	to	$26.46	$356,943	2.17%	0.00%	to	1.95%	6.91%	to	8.29%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
2006	6	$14.25	to	$21.18	$114	4.37%	0.50%	to	1.25%	2.97%	to	3.71%
2005	7	$14.34	to	$20.57	$146	0.02%	0.55%	to	1.25%	0.73%	to	1.39%
2004	4,497	$10.30	to	$21.35	$78,169	5.55%	0.00%	to	1.50%	2.39%	to	3.69%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
2006	8	$11.96	to	$22.00	$148	0.43%	0.50%	to	1.40%	9.82%	to	10.86%
2005	11	$9.95	to	$18.49	$185	-	0.30%	to	1.40%	2.84%	to	3.90%
2004	12,324	$9.60	to	$19.79	$199,501	0.13%	0.00%	to	1.50%	2.98%	to	4.25%

			415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52% to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28% to	21.49%
2006	19	$15.92	to	$26.46	$466	-	0.25%	to	1.45%	11.97% to	13.37%
2005	22	$14.12	to	$23.58	$489	-	0.25%	to	1.50%	10.59% to	11.99%
2004	25,472	$10.94	to	$24.72	$458,336	-	0.00%	to	1.50%	18.99% to	20.42%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34% to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25% to	9.18%
2006	15	$12.54	to	$28.51	$353	1.61%	0.45%	to	1.25%	16.74% to	17.68%
2005	19	$10.68	to	$21.50	$381	-	0.30%	to	1.25%	4.57% to	5.53%
2004	24,107	$9.48	to	$23.32	$425,591	0.95%	0.00%	to	1.50%	3.20% to	4.47%
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36% to	-38.48%
2007	37	$8.74	to	$8.81	$326	(d)	0.00%	to	1.25%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
LKCM Aquinas Growth Fund
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
2006	17		$10.87		$183	(c)		0.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
Loomis Sayles Small Cap Value Fund - Retail Class
2008	126	$7.14	to	$7.20	$905	(e)	0.25%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)

			416

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51%	to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15%	to	0.07%
2006	75	$13.96	to	$16.97	$1,081	0.56%	0.50%	to	1.75%	10.36%	to	11.81%
2005	63	$12.65	to	$15.26	$818	0.54%	0.50%	to	1.75%	6.47%	to	7.65%
2004	24	$11.91	to	$14.25	$290	(a)	0.50%	to	1.60%		(a)
Lord Abbett Small-Cap Value Fund - Class A
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
2006	88	$15.44	to	$15.91	$1,379	-	0.70%	to	1.75%	18.40%	to	19.56%
2005	74	$13.04	to	$13.31	$980	-	0.70%	to	1.75%	11.41%	to	12.42%
2004	45	$11.74	to	$11.84	$530	(a)	0.65%	to	1.60%		(a)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2008	8,061	$5.71	to	$11.16	$75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
2006	10,067	$12.72	to	$18.67	$156,234	0.50%	0.25%	to	1.50%	10.54%	to	11.88%
2005	10,499	$12.93	to	$16.80	$147,309	0.51%	0.30%	to	1.50%	6.67%	to	7.94%
2004	7,424	$12.45	to	$15.68	$96,241	0.40%	0.00%	to	1.50%	22.18%	to	36.28%
Massachusetts Investors Growth Stock Fund - Class A
2008	46	$7.88	to	$8.09	$364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	$737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
2006	52	$11.38	to	$11.61	$596	-	0.80%	to	1.50%	6.37%	to	6.61%
2005	39	$10.79	to	$10.89	$421	(f)	0.80%	to	1.30%		(f)
2004	17	$10.55	to	$10.58	$180	(a)	0.70%	to	0.95%		(a)
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
2008	114		$7.40		$841	(e)		-			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			417

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Socially Responsive Fund® -
Trust Class
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
2006	48	$10.68	to	$10.77	$519	(c)	0.40%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
New Perspective Fund®, Inc. - Class R-3
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
2006	83	$14.18	to	$14.75	$1,204	1.64%	0.20%	to	1.55%	18.17%	to	19.17%
2005	40	$12.16	to	$12.36	$486	1.45%	0.25%	to	1.10%	9.98%	to	10.56%
2004	18	$11.12	to	$11.17	$204	(a)	0.30%	to	0.80%		(a)
New Perspective Fund®, Inc. - Class R-4
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
2006	1,896	$13.57	to	$15.13	$27,925	1.55%	0.30%	to	1.50%	18.09%	to	19.46%
2005	1,760	$11.44	to	$12.78	$22,033	1.87%	0.00%	to	1.50%	9.56%	to	10.64%
2004	762	$11.30	to	$11.66	$8,638	(a)	0.55%	to	1.50%		(a)
Oppenheimer Capital Appreciation Fund - Class A
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
2006	36	$11.24	to	$11.54	$414	-	0.55%	to	1.45%	6.62%	to	6.79%
2005	30	$10.65	to	$10.76	$316	0.75%	0.70%	to	1.25%	3.40%	to	3.96%
2004	21	$10.27	to	$10.36	$217	(a)	0.65%	to	1.60%		(a)
Oppenheimer Developing Markets Fund - Class A
2008	3,873	$5.11	to	$37.41	$114,355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%
2006	3,743	$17.39	to	$52.76	$163,882	1.30%	0.30%	to	1.75%	23.14%	to	24.56%
2005	3,268	$17.98	to	$41.82	$115,468	1.74%	0.50%	to	1.65%	38.95%	to	40.45%
2004	1,557	$12.94	to	$29.69	$37,377	2.10%	0.55%	to	1.65%	31.71%

			418

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Global Securities/VA
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
2006	32	$14.74	to	$25.34	$765	1.02%	0.45%	to	1.80%	16.01%	to	17.15%
2005	35	$12.74	to	$21.63	$711	2.11%	0.45%	to	1.85%	12.61%	to	13.78%
2004	22,250	$11.36	to	$19.26	$410,368	1.10%	0.00%	to	1.80%	17.37%	to	18.89%
Oppenheimer Main Street Fund®/VA
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%
2006	13	$9.60	to	$10.78	$123	1.67%	1.25%	to	1.50%	13.34%	to	13.59%
2005	-		-		$41	-		-			-
2004	-		-		$43	-	1.25%	to	1.50%		-
Oppenheimer Main Street Small Cap Fund®/VA
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
2006	351	$13.26	to	$15.26	$4,722	0.10%	0.30%	to	1.50%	13.33%	to	14.43%
2005	89	$11.70	to	$13.40	$1,052	2.38%	0.50%	to	1.50%		8.62%
2004	-		$12.30		$5	(a)		1.25%			(a)
Oppenheimer MidCap Fund/VA
2008	4	$2.76	to	$5.50	$13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%		4.99%
2006	-		$10.42		$1	-		1.25%			1.66%
2005	-		-		$3	-		-			-
2004	-		-		$3	-		1.25%			-
Oppenheimer Strategic Bond Fund/VA
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
2006	8	$14.81	to	$16.02	$128	3.91%	0.55%	to	1.45%	5.94%	to	6.87%
2005	11	$13.98	to	$15.10	$154	9.58%	0.45%	to	1.45%	1.16%	to	2.17%
2004	3,306	$10.88	to	$14.98	$47,078	4.44%	0.00%	to	1.95%	7.08%	to	8.47%

			419

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pax World Balanced Fund
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	$59,458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
2006	4,112	$11.83	to	$12.90	$50,097	1.66%	0.30%	to	1.75%	9.03%	to	10.07%
2005	4,818	$10.85	to	$11.76	$54,353	1.65%	0.00%	to	1.65%	3.72%	to	4.87%
2004	1,550	$10.45	to	$11.12	$16,523	0.96%	0.55%	to	1.65%	11.98%	to	12.45%
PIMCO Real Return Portfolio - Administrative Class
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%
2006	2,338	$10.15	to	$11.19	$25,436	4.36%	0.00%	to	1.50%	-0.74%	to	0.36%
2005	2,096	$10.52	to	$11.10	$22,843	3.20%	0.40%	to	1.50%	0.56%	to	1.48%
2004	882	$10.43	to	$10.83	$9,519	(a)	0.60%	to	1.50%		(a)
Pioneer High Yield Fund - Class A
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
2006	161	$11.33	to	$11.78	$1,880	4.89%	0.40%	to	1.75%	8.63%	to	10.10%
2005	70	$10.43	to	$10.69	$742	4.75%	0.45%	to	1.75%	0.67%	to	1.72%
2004	42	$10.38	to	$10.48	$437	(a)	0.60%	to	1.65%		(a)
Pioneer Emerging Markets VCT Portfolio - Class I
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(d)	0.00%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Pioneer Equity Income VCT Portfolio - Class I
2008	-		$10.36		-	2.69%		0.65%		-30.79%
2007	79	$13.98	to	$14.97	$1,189	2.95%	0.65%	to	1.25%	-0.43%	to	0.20%
2006	8,116	$13.06	to	$17.75	$119,307	2.59%	0.35%	to	1.95%	20.07%	to	22.02%
2005	5,640	$11.48	to	$14.64	$69,926	2.66%	0.30%	to	1.60%	3.28%	to	5.40%
2004	2,471	$11.02	to	$13.99	$28,279	2.17%	0.00%	to	1.95%	14.64%	to	17.70%

			420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
2006	1,065	$11.36	to	$11.75	$12,297	5.72%	0.40%	to	1.50%	6.92%	to	8.10%
2005	646	$10.67	to	$10.94	$6,949	5.69%	0.00%	to	1.50%	0.38%	to	1.31%
2004	419	$10.63	to	$11.03	$4,468	(a)	0.65%	to	1.50%		(a)
Premier VIT OpCap Mid Cap Portfolio
2008	437	$5.62	to	$5.76	$2,476	0.42%	0.00%	to	1.50%	-42.54%	to	-41.83%
2007	40	$9.78	to	$9.85	$393	(d)	0.30%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
RiverSource Diversified Equity Income Fund -
Class R-4
2008	237	$6.16	to	$6.21	$1,464	(e)	0.25%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
SMALLCAP World Fund® - Class R-4
2008	80	$5.44	to	$5.48	$434	(e)	0.25%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
T. Rowe Price Mid-Cap Value Fund - R Class
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%
2006	69	$14.34	to	$14.85	$1,010	0.61%	0.35%	to	1.55%	18.15%	to	19.08%
2005	63	$12.20	to	$12.42	$775	0.29%	0.50%	to	1.45%	5.72%	to	6.70%
2004	53	$11.54	to	$11.64	$619	(a)	0.50%	to	1.45%		(a)

			421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
T. Rowe Price Value Fund - Advisor Class
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
2006	3		$11.45		$30	(c)		1.00%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
Templeton Foreign Fund - Class A
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
2006	59	$14.54	to	$15.06	$876	2.28%	0.55%	to	1.75%	18.01%	to	19.06%
2005	51	$12.36	to	$12.59	$637	1.84%	0.70%	to	1.65%	8.80%	to	9.86%
2004	39	$11.36	to	$11.46	$450	(a)	0.65%	to	1.65%		(a)
Templeton Global Bond Fund - Class A
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
2006	2,522	$11.13	to	$19.67	$33,054	5.57%	0.00%	to	1.50%	11.73%	to	12.85%
2005	1,327	$11.07	to	$16.96	$15,341	5.36%	0.50%	to	1.50%	-3.59%	to	-4.49%
2004	572	$11.59	to	$17.55	$6,775	(a)	0.55%	to	1.50%		(a)
Diversified Value Portfolio
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34%	to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%		2.97%
2006	7	$14.09	to	$14.49	$100	(g)	0.95%	to	2.00%		(g)
2005	5	$12.09	to	$12.25	$63	(b)	1.25%	to	2.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Equity Income Portfolio
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%		3.40%
2006	17	$13.48	to	$13.81	$235	1.93%	1.10%	to	2.00%	19.36%	to	19.36%
2005	21	$11.39	to	$11.57	$240	2.23%	1.10%	to	2.05%	2.41%	to	3.03%
2004	18	$11.19	to	$11.23	$208	(a)	1.10%	to	1.65%		(a)

			422

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Small Company Growth Portfolio
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%		2.80%
2006	1	$12.51	to	$12.86	$18	(g)	0.95%	to	2.00%		(g)
2005	-	$11.57	to	$11.72	-	(b)	1.25%	to	2.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Wanger International
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(d)	0.00%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Wanger Select
2008	4,338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73%	to	9.02%
2006	1,756	$14.45	to	$15.37	$26,052	0.25%	0.15%	to	1.50%	17.90%	to	19.00%
2005	559	$12.40	to	$12.94	$6,985	-	0.60%	to	1.50%	8.87%	to	9.69%
2004	195	$11.39	to	$11.85	$2,227	(a)	0.70%	to	1.50%		(a)
Wanger USA
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
2006	1,254	$12.52	to	$14.27	$17,111	0.22%	0.15%	to	1.50%	6.31%	to	7.30%
2005	725	$12.66	to	$13.34	$9,257	-	0.00%	to	1.50%	9.61%	to	10.66%
2004	186	$11.55	to	$12.12	$2,155	(a)	0.55%	to	1.50%		(a)
Washington Mutual Investors FundSM, Inc. - Class R-3
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
2006	301	$12.52	to	$13.02	$3,858	1.62%	0.20%	to	1.55%	15.82%	to	17.24%
2005	198	$10.81	to	$11.09	$2,177	1.64%	0.25%	to	1.55%	1.78%	to	2.88%
2004	115	$10.66	to	$10.77	$1,232	(a)	0.30%	to	1.40%		(a)

			423

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM, Inc. - Class R-4
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15% to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34% to	3.56%
2006	6,828	$12.38	to	$13.21	$88,156	1.90%	0.30%	to	1.50%	16.17% to	17.48%
2005	5,985	$10.60	to	$11.29	$66,271	2.09%	0.40%	to	1.50%	1.94% to	2.95%
2004	3,309	$10.80	to	$11.08	$35,859	(a)	0.55%	to	1.50%	(a)
Wells Fargo Advantage Small Cap Value Fund - Class A
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%
2006	2		$10.70		$21	(c)		1.00%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

(a) As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
(b) As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.
(c) As this investment Division was not available until 2006, this data is not meaningful and therefore is not presented.
(d) As this investment Division was not available until 2007, this data is not meaningful and therefore is not presented.
(e) As this investment Division was not available until 2008, this data is not meaningful and therefore is not presented.
(f) As this investment Division is wholly comprised of new contract bands at December 31, 2005, this data is not meaningful and therefore is not presented.
(g) As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented.
(h) As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented.

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
    The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

                                                                                                                  424

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3

Consolidated Balance Sheets as of
December 31, 2008 and 2007	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2008, 2007, and 2006	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 26, 2009

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2008	2007	2006
Revenue:
Net investment income	$1,083.7	$1,054.7	$1,029.7
Fee income	612.9	769.9	714.8
Premiums	46.9	46.8	37.5
Broker-dealer commission revenue	622.5	568.4	429.2
Net realized capital (losses) gains	(653.1)	(27.6)	3.0
Other income	21.3	20.3	15.7
Total revenue	1,734.2	2,432.5	2,229.9
Benefits and expenses:
Interest credited and other benefits
to contractowners	1,432.4	802.8	783.7
Operating expenses	687.5	652.2	568.3
Broker-dealer commission expense	622.5	568.4	429.2
Net amortization of deferred policy acquisition
cost and value of business acquired	128.9	129.2	21.3
Interest expense	1.4	5.5	2.9
Total benefits and expenses	2,872.7	2,158.1	1,805.4
(Loss) income before income taxes	(1,138.5)	274.4	424.5
Income tax (benefit) expense	(108.3)	56.0	122.7
Net (loss) income	$(1,030.2)	$218.4	$301.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $14,632.6 at 2008 and $13,374.7 at 2007)	$13,252.2	$13,316.3
Equity securities, available-for-sale, at fair value
(cost of $247.7 at 2008 and $440.1 at 2007)	240.3	446.4
Short-term investments	41.9	167.9
Mortgage loans on real estate	2,107.8	2,089.4
Policy loans	267.8	273.4
Limited partnerships/corporations	513.9	636.1
Other investments	235.2	34.8
Securities pledged (amortized cost of $1,160.5 at 2008 and $940.2 at 2007)	1,225.4	934.1
Total investments	17,884.5	17,898.4
Cash and cash equivalents	203.5	252.3
Short-term investments under securities loan agreement,
including collateral delivered	483.9	202.7
Accrued investment income	205.8	168.3
Receivables for securities sold	5.5	5.6
Reinsurance recoverable	2,505.6	2,594.4
Deferred policy acquisition costs	865.5	728.6
Value of business acquired	1,832.5	1,253.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	13.8	10.6
Current income tax recoverable	38.6	-
Property and equipment	114.7	147.4
Other assets	233.3	112.1
Assets held in separate accounts	35,927.7	48,091.2
Total assets	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,782.1	$18,569.1
Payables for securities purchased	1.6	0.2
Payables under securities loan agreement, including collateral held	488.3	183.9
Notes payable	17.9	9.9
Borrowed money	615.3	738.4
Due to affiliates	116.7	130.7
Current income taxes	-	56.8
Deferred income taxes	101.1	275.9
Other liabilities	874.7	542.7
Liabilities related to separate accounts	35,927.7	48,091.2
Total liabilities	58,925.4	68,598.8

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,161.3	4,159.3
Accumulated other comprehensive loss	(482.1)	(33.8)
Retained earnings (deficit)	(2,117.5)	(1,087.3)
Total shareholder's equity	1,564.5	3,041.0
Total liabilities and shareholder's equity	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2005	$2.8	$4,549.6	$(5.3)	$(1,576.4)	$2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Dividends paid	-	-	-	-	-
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$(1,030.2)	$218.4	$301.8
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(205.1)	(193.4)	(191.0)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	128.3	133.9	25.9
Net accretion/decretion of discount/premium	87.1	72.7	83.8
Future policy benefits, claims reserves, and
interest credited	1,296.8	579.6	662.5
Provision for deferred income taxes	25.3	30.4	75.6
Net realized capital losses (gains)	653.1	27.6	(3.0)
Depreciation	56.7	18.2	12.6
Change in:
Accrued investment income	(37.5)	12.1	23.2
Reinsurance recoverable	88.8	121.0	81.3
Other receivable and assets accruals	(115.3)	(37.0)	(20.1)
Due to/from affiliates	(17.2)	46.4	20.4
Other payables and accruals	(120.3)	17.8	86.3
Other, net	(44.0)	(16.4)	5.9
Net cash provided by operating activities	766.5	1,031.3	1,165.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	9,039.7	10,235.6	10,355.2
Equity securities, available-for-sale	135.0	113.8	91.7
Mortgage loans on real estate	146.5	205.4	197.0
Acquisition of:
Fixed maturities, available-for-sale	(11,593.4)	(8,425.5)	(8,802.1)
Equity securities, available-for-sale	(54.8)	(243.9)	(149.1)
Mortgage loans on real estate	(168.0)	(415.1)	(680.3)
Policy loans, net	5.6	(4.5)	(6.5)
Derivatives, net	52.6	32.2	1.4
Limited partnerships, net	81.5	(279.5)	(237.6)
Short-term investments, net	126.0	(163.3)	-
Purchases of property and equipment, net	(24.0)	(90.5)	(54.5)
Collateral received (paid)	23.2	(18.8)	-
Other investments	0.7	-	(4.0)
Net cash (used in) provided by investing activities	(2,229.4)	945.9	711.2

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,836.4	1,600.0	1,875.7
Maturities and withdrawals from investment contracts	(2,312.2)	(3,451.2)	(3,420.7)
Short-term loans to affiliates	13.0	45.0	86.0
Short-term repayments	(123.1)	(94.8)	(107.9)
Notes payable	-	9.9	-
Dividends to Parent	-	(145.0)	(256.0)
Net cash provided by (used in) financing activities	1,414.1	(2,036.1)	(1,822.9)
Net (decrease) increase in cash and cash equivalents	(48.8)	(58.9)	53.5
Cash and cash equivalents, beginning of year	252.3	311.2	257.7
Cash and cash equivalents, end of year	$203.5	$252.3	$311.2
Supplemental cash flow information:
Income taxes (received) paid, net	$(44.1)	$45.1	$37.6
Interest paid	$23.6	$44.6	$40.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $1.7, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of the reserves for product guarantees. The impact of implementation was included in Interest credited and other benefits to contractholders on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these Consolidated Financial Statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

▪	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
▪

Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and

▪	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact. New disclosures are included in the Financial Instruments and Commitments and Contingent Liabilities footnotes.

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosures, the Company has determined that the adoption of FAS 161 will have no financial statement impact. In addition, the Company’s derivatives are generally

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments were reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments were reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes. During 2008, due to the current economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2008 and 2007, total accumulated depreciation and amortization was $103.0 and $120.7, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and ranged from 1.6% to 7.8% for the years 2008, 2007, and 2006. Certain reserves may also include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2008, given the current economic environment, which resulted in significant net realized and unrealized losses, the Company did not include net unrealized and unamortized realized losses associated with experience-rated contracts in Future policy benefits and claims reserves. The net unrealized losses are reflected in Accumulated other comprehensive (loss) income, and the amortization of the unamortized realized losses have been recorded in Interest credited and other benefits to contractholders. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2008, 2007, and 2006, reserve interest rates ranged from 5.3% to 5.9%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital losses of $53.2 and $11.0, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.5 billion and $2.6 billion at December 31, 2008 and 2007, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	797.1	77.2	1.2	873.1
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	1,112.4	4.4	117.6	999.2
Other corporate securities	3,986.2	85.6	436.6	3,635.2
Total U.S. corporate securities	5,098.6	90.0	554.2	4,634.4

Foreign securities(1):
Government	397.8	4.3	61.4	340.7
Other	2,188.5	27.0	274.0	1,941.5
Total foreign securities	2,586.3	31.3	335.4	2,282.2

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,604.0	0.1	370.5	1,233.6
Other asset-backed securities	830.2	9.0	214.9	624.3

Total fixed maturities, including
securities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: securities pledged	1,160.5	72.7	7.8	1,225.4
Total fixed maturities	14,632.6	373.3	1,753.7	13,252.2
Equity securities	247.7	1.0	8.4	240.3
Total investments, available-for-sale	$14,880.3	$374.3	$1,762.1	$13,492.5
(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7
(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized losses were $1,322.9 and $58.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. During 2008, as a result of the current economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves. At December 31, 2007, $16.4 of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$273.3	$271.5
After one year through five years	3,751.8	3,576.2
After five years through ten years	3,546.6	3,344.4
After ten years	2,374.6	2,128.1
Mortgage-backed securities	5,016.6	4,533.1
Other asset-backed securities	830.2	624.3
Less: securities pledged	1,160.5	1,225.4
Fixed maturities, excluding securities pledged	$14,632.6	$13,252.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2008 or 2007.

At December 31, 2008 and 2007, fixed maturities with fair values of $14.2 and $13.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 13.0% and 11.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $775.1 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $4.2 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $253.2 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to recognize a gain in the estimated range of $220.0 to $240.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $141.0 and $279.5 in ING proprietary funds as of December 31, 2008 and 2007, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Consolidated Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and $757.6, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $613.9 and $734.8 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loan securities was $474.8 and $176.5, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or spread widening on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2008 and 2007.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2008	Cost	Cost	Costs	Loss
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other
asset-backed securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 79.2% of the average book value. In addition, this category includes 1,243 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The value of the Company’s fixed maturities declined $534.2, before tax and DAC, from December 31, 2008 though February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $81.7 related to the Company’s investments in commercial mortgage-backed securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	283.2	233	36.3	113	24.4	67
Foreign	108.9	94	19.1	54	4.2	10
Residential mortgage-backed	349.3	194	7.1	30	16.6	76
Other asset-backed	245.6	64	10.5	21	7.0	1
Equity securities	55.1	17	-	-	0.1	3
Limited partnerships	6.6	6	3.0	1	-	-
Mortgage loans on real estate	3.8	1	-	-	-	-
Total	$1,052.5	609	$76.0	219	$58.7	161

The above schedule includes $235.8, $16.4, and $16.1 for the years ended December 31, 2008, 2007, and 2006, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $816.7, $59.6, and $42.6 in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs recognized by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	204.5	180	31.6	102	24.4	67
Foreign	81.3	78	19.1	54	4.2	10
Residential mortgage-backed	291.8	128	2.6	2	0.6	1
Other asset-backed	239.1	43	6.3	16	7.0	1
Total	$816.7	429	$59.6	174	$42.6	83

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006 was $2,136.5, $1,210.8, and $704.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$1,020.6	$895.5	$969.0
Equity securities, available-for-sale	(13.2)	38.5	10.5
Mortgage loans on real estate	116.0	118.5	93.6
Real estate	9.0	-	-
Policy loans	14.2	14.1	13.2
Short-term investments and cash equivalents	4.5	2.2	2.4
Other	12.7	88.3	44.5
Gross investment income	1,163.8	1,157.1	1,133.2
Less: investment expenses	80.1	102.4	103.5
Net investment income	$1,083.7	$1,054.7	$1,029.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(990.8)	$(50.3)	$(67.0)
Equity securities, available-for-sale	(81.0)	6.4	9.3
Derivatives	(187.0)	(123.0)	(3.9)
Other	(18.7)	(2.6)	-
Less: allocation to experience-rated contracts	624.4	141.9	(64.6)
Net realized capital (loss) gains	$(653.1)	$(27.6)	$3.0
After-tax net realized capital (loss) gains	$(424.5)	$(17.9)	$2.0

The increase in Net realized capital losses for the year ended December 31, 2008, was primarily due to higher credit and intent related impairments of fixed maturities driven by the widening of credit spreads. In addition, the Company experienced losses on equity securities mainly due to the poor market performance and losses on interest rate swaps due to lower LIBOR rates in 2008.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008, as a result of the current economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2008, the Company fully amortized $624.4 of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 and $164.5 at December 31, 2007 and 2006, respectively, and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, excluding those related to experience-related contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Proceeds on sales	$12,649.0	$5,738.8	$6,481.2
Gross gains	120.0	66.4	109.0
Gross losses	(234.4)	(101.2)	110.9

3.	Financial Instruments

Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Other investments (primarily derivatives)	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	729.3	-	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,998.9	$16,319.6	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Other liabilities (primarily derivatives)	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $9,069.0.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. These assets and liabilities are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with FAS 133. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in FAS 157. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2008, the credit ratings of ING and the Company changed in relation to prior periods, which resulted in substantial changes in the valuation of the reserves for product guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

	2008		2007
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,477.6	$14,477.6	$14,250.4	$14,250.4
Equity securities, available-for-sale	240.3	240.3	446.4	446.4
Mortgage loans on real estate	2,107.8	2,027.9	2,089.4	2,099.3
Policy loans	267.8	267.8	273.4	273.4
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	729.3	729.3	622.9	622.9
Other investments	749.1	749.1	670.9	670.9
Assets held in separate accounts	35,927.7	35,927.7	48,091.2	48,091.2
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,529.4	1,610.6	1,251.1	1,308.7
Without a fixed maturity	15,611.8	17,237.9	13,421.9	13,379.1
Derivatives	544.1	544.1	200.3	200.3

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

		Fixed			Product
		Maturities		Derivatives	Guarantees
Balance at January 1, 2008		$1,737.6		$-	$(76.4)
	Capital gains (losses):
	Net realized capital gains (losses)	(72.6)	(1)	(29.3)	(139.6)	(3)
	Net unrealized capital (losses) gains(2)	71.8		-	-
	Total net realized and unrealized capital losses	(0.8)		(29.3)	(139.6)

	Purchases, sales, issuances, and settlements, net	(171.7)		21.5	(4.0)
	Transfer in (out) of Level 3	726.5		(65.8)	-
Balance at December 31, 2008		$2,291.6		$(73.6)	$(220.0)

(1)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of
	Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this
	disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the value of the liability increased due to increased credit spreads, increased interest rate volatility and decreased interest rates. As of December 31, 2008, the net realized gains attributable to credit risk were $107.9. The unrealized capital losses on fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2008	2007	2008	2007
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	7,207.2	7,680.0	$(232.0)	$(111.6)

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	199.5	224.5	(18.6)	(45.3)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	341.1	335.9	(58.9)	(8.8)

Forwards
Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).	263.0	-	3.3	-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	2,521.5	542.3	$5.1	$0.2

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
FAS 133 and FAS 157 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	580.6	-	(7.8)	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	123.7	40.8
Within annuity products	N/A*	N/A*	180.0	78.1

* N/A - not applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Associations, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Other investments and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $161.0.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $30.0.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-1	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	$865.5

The estimated amount of DAC to be amortized, net of interest, is $50.8, $59.0, $61.7, $59.6, and $58.5, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	$1,832.5

The estimated amount of VOBA to be amortized, net of interest, is $59.9, $69.9, $75.7, $73.7, and $71.8, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits. The increase in Net amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007.

The decrease in Net amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2008, ILIAC did not pay any dividends to its Parent. During 2007 and 2006, ILIAC paid $145.0, and $256.0, respectively, in dividends on its common stock to its Parent.

During 2006, Lion contributed to ILIAC, DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2008, 2007, and 2006, ILIAC did not receive any cash capital contributions from its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(428.4), $245.5, and $138.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,524.6 and $1,388.0 as of December 31, 2008 and 2007, respectively. As specifically permitted by statutory accounting policies, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice expires on December 15, 2009. This permitted practice increased admitted assets and statutory surplus by $58.4 for the year ended December 31, 2008. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Department also has the ability to revise certain reserving requirements at its discretion. Due to the financial crisis and related federal government interest rate actions, the Department provided the Company and other domestic life insurers the opportunity to elect to use a formula for the discount rate for statutory reserve and reserve related calculations that resulted in the discount rate being floored at 3.25% for December 31, 2008; the formula stipulated by the Department was such that the discount rate was to equal the greater of 3.25% or 105% of the otherwise applicable spot rate; this reserve relief reduces statutory reserves and increases surplus by approximately $700.0. This reserve relief is available for the period from December 31, 2008 through September 30, 2009 and is not a permitted practice. The Company also discloses that, as in prior years, its asset adequacy analysis associated with these reserves is favorable.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively. As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007, was $6.5 billion and $7.1 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING AIH and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007	2006
Current tax expense (benefit):
Federal	$(121.8)	$28.6	$23.3
State	(18.1)	(9.0)	20.0
Total current tax (benefit) expense	(139.9)	19.6	43.3
Deferred tax expense:
Federal	31.6	36.4	79.4
Total deferred tax expense	31.6	36.4	79.4
Total income tax (benefit) expense	$(108.3)	$56.0	$122.7

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2008, 2007 and 2006:

	2008	2007	2006
(Loss) income before income taxes	$(1,138.5)	$274.4	$424.5
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	(398.5)	96.0	148.6
Tax effect of:
Dividend received deduction	(15.5)	(26.2)	(36.5)
IRS audit settlement	(10.1)	-	-
State audit settlement	(12.6)	(21.8)	-
State tax expense	1.3	-	13.0
Tax valuation allowance	333.0	-	-
Other	(5.9)	8.0	(2.4)
Income tax (benefit) expense	$(108.3)	$56.0	$122.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

	2008	2007
Deferred tax assets:
Insurance reserves	$217.2	$216.6
Net unrealized capital loss	503.8	8.5
Unrealized losses allocable to experience-rated contracts	-	5.7
Investments	294.7	6.7
Postemployment benefits	67.4	65.5
Compensation	42.5	37.7
Other	3.9	32.9
Total gross assets before valuation allowance	1,129.5	373.6
Less: valuation allowance	(333.0)	(6.4)
Assets, net of valuation allowance	796.5	367.2
Deferred tax liabilities:
Value of business acquired	(653.3)	(438.5)
Deferred policy acquisition costs	(244.3)	(204.6)
Total gross liabilities	(897.6)	(643.1)
Net deferred income tax asset (liability)	$(101.1)	$(275.9)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes. Due to changes in classification during 2008, the amount for the 2007 table above were reclassified in order to allow for more effective comparison.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $328.0 and $0, respectively, related to realized capital losses, which is included in Net (loss) income. The valuation allowance includes $106.7 related to impairments of securities designated in the ING-Dutch State Transaction, which has established pending uncertainties regarding the closing of the transaction. As of December 31, 2008 and 2007, the Company had a valuation allowance of $0 and $6.4, respectively, related to unrealized capital losses on investments, which is included in Accumulated Other Comprehensive Income (Loss). In 2008, the Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

ILIAC had a receivable of $38.6 and payable $56.8 to ING AIH at December 31, 2008 and 2007, respectively, for federal income taxes under the inter-company tax sharing agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

	2008	2007
Balance at January 1	$47.4	$68.0
Additions for tax positions related to current year	2.4	2.9
Additions for tax positions related to prior years	2.2	-
Reductions for tax positions related to prior years	(20.7)	(23.5)
Reductions for settlements with taxing authorities	(9.2)	-
Balance at December 31	$22.1	$47.4

The Company had $23.1 and $42.6 of unrecognized tax benefits as of December 31, 2008 and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had accrued interest of $3.8 and $16.9 as of December 31, 2008 and 2007, respectively. The decrease in accrued interest during the year ended December 31, 2008 primarily related to the settlement of the 2002 and 2003 IRS audit and the 1995 through 2000 New York state audit.

Tax Regulatory Matters

The Company is under audit by the IRS for tax years 2004 through 2008, and is subject to state audit in New York for years 2001 through 2006. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS and New York examinations, it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $14.5 can not be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $14.0, $17.2, and $23.8, for 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.3, $10.1, and $9.7, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008 and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$85.6	$97.7
Interest cost	5.2	5.4
Benefits paid	(11.6)	(9.3)
Post service cost-unrecognized	0.2	-
Actuarial gain (loss) on obligation	15.5	(8.2)
Projected benefit obligation, December 31	$94.9	$85.6

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2008	2007
Accrued benefit cost	$(94.9)	$(85.6)
Intangible assets	-	-
Accumulated other comprehensive income	20.0	4.9
Net amount recognized	$(74.9)	$(80.7)

At December 31, 2008 and 2007, the projected benefit obligation was $94.9 and $85.6, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2008 and 2007 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2008	2007
Discount rate at end of period	6.50%	6.50%
Rate of compensation increase	4.00%	4.20%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2008, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by FAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2008	2007	2006
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.00%	4.20%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2008 were, as indicated above, a 6.0% discount rate and a 4.0% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008, 2007, and 2006, were as follows:

	2008	2007	2006
Interest cost	$5.2	$5.4	$5.5
Net actuarial loss recognized in the year	-	0.7	2.0
Unrecognized past service cost recognized in the year	-	-	0.2
The effect of any curtailment or settlement	0.5	0.4	0.4
Net periodic benefit cost	$5.7	$6.5	$8.1

Cash Flows

In 2009, the employer is expected to contribute $4.3 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2009 through 2013, and thereafter through 2018, are estimated to be $4.3, $4.4, $5.0, $5.1, $5.1, and $26.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.1, $4.5, and $10.1, for the years ended December 31, 2008, 2007, and 2006 respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For leo, the Company recognized tax benefits of $0.7, $3.2, and $0.1, in 2008, 2007, and 2006, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2008, 2007, and 2006, were $1.4, $0.4, and $1.4, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $58.4, $60.5, and $62.2, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $175.3, $167.9, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2008, 2007, and 2006, net expenses related to the agreement were incurred in the amount of $19.6, $21.7, and $12.4, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were collected in the amount of $622.5, $568.4, and $429.2. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred under these services agreements in the amount of $156.2, $124.4, and $70.8, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $14.9, $13.1, and $8.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

During 2006, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $245.1, $312.7, and $289.9, (excludes fees paid to ING Investment Management Co.) in 2008, 2007, and 2006, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2008, 2007, and 2006, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $323.8, $343.8, and $233.9, respectively. At December 31, 2008 and 2007, DSL had $18.6 and $26.7, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under this agreement, ILIAC incurred interest expense of $0.2, $3.9, and $1.8, for the years ended December 31, 2008, 2007, and 2006, respectively, and earned interest income of $4.8, $1.7, and $3.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2008, ILIAC had $13.0 due to ING AIH under the reciprocal loan agreement and no amounts due as of December 31, 2007. At December 31, 2008 and 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement.

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At December 31, 2008 and 2007, the amount of the loan outstanding was $4.9 and $9.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2008, 2007, and 2006 was $11.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 7 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2008, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.0 and $16.1 were maintained for this contract as of December 31, 2008 and 2007, respectively.

Reinsurance ceded in force for life mortality risks were $19.6 billion and $20.9 billion at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, net receivables were comprised of the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Claims recoverable from reinsurers	$2,506.6	$2,595.2
Payable for reinsurance premiums	(0.9)	(0.9)
Reinsured amounts due to reinsurer	(0.4)	(5.9)
Reserve credits	-	0.1
Other	0.3	5.9
Total	$2,505.6	$2,594.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Deposits ceded under reinsurance	$174.4	$188.5	$199.0
Premiums ceded under reinsurance	0.3	0.4	0.5
Reinsurance recoveries	309.0	419.7	359.0

12.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases, the longest term of which expires in 2014. However, all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $6.1, $17.7, and $17.8, respectively. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company. As of December 31, 2008, the Company’s expenses will be paid for by an affiliate and allocated back to the Company.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, $253.7 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. During 2008 and 2007, $81.3 and $87.3, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum liability to the Company under the guarantee was $30.0.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008, the Company held $4.4 of cash collateral, which was included in Collateral held, including payables under securities loan agreement. As of December 31, 2007, the Company delivered $18.8 of cash collateral, which was included in Short-term investments under securities loan agreement, including collateral delivered, on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter, integration initiatives related to the acquisition of CitiStreet by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception		$-
	Restructuring charges:
	Employee severance and termination benefits	11.2	(1)
	Future rent on non-cancelable leases	1.5	(2)
	Total restructuring charges	12.7
	Other charges	-
	Intercompany charges and payments	(2.5)	(3)
	Payments applied against reserve	(1.9)	(4)
Restructuring reserve at December 31, 2008		$8.3

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported
	the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by January 30, 2010.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that these restructuring activities in regards to its operations will be complete by February 10, 2010 with total estimated costs of $5.8.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

	2008	2007	2006
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(1,315.5)	$(64.5)	$(44.6)
Equity securities, available-for-sale	(7.4)	6.3	18.1
DAC/VOBA adjustment on
available-for-sale securities	650.9	7.8	3.9
Sales inducements adjustment on
available-for-sale securities	2.4	0.2	0.1
Premium deficiency reserve adjustment	-	-	(37.5)
Other investments	(0.3)	(0.7)	0.8
Less: allocation to experience-rated contracts	-	(16.4)	(52.4)
Unrealized capital gains (losses), before tax	(669.9)	(34.5)	(6.8)
Deferred income tax asset (liability)	205.8	12.1	2.4
Asset valuation allowance	-	(6.4)	-
Net unrealized capital gains (losses)	(464.1)	(28.8)	(4.4)
Pension liability, net of tax	(18.0)	(5.0)	(9.6)
Accumulated other comprehensive
(loss) income	$(482.1)	$(33.8)	$(14.0)

During 2008, as a result of the current market conditions, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves. At December 31, 2008, there are no net unrealized losses allocated to experience-rated contracts. Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) at December 31, 2007, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(1,251.0)	$(19.9)	$(26.6)
Equity securities, available-for-sale	(13.7)	(11.8)	14.9
DAC/VOBA adjustment on
available-for-sale securities	643.1	3.9	(1.2)
Sales inducements adjustment on
available-for-sale securities	2.2	0.1	-
Premium deficiency reserve adjustment	-	37.5	(13.9)
Other investments	0.4	(1.5)	(0.4)
Less: allocation to experience-rated contracts	16.4	36.0	(3.8)
Unrealized capital gains (losses), before tax	(635.4)	(27.7)	(23.4)
Deferred income tax asset (liability)	193.7	9.7	12.7
Net change in unrealized capital gains (losses)	$(441.7)	$(18.0)	$(10.7)

	2008	2007	2006
Net unrealized capital holding gains (losses) arising
during the year (1)	$(1,192.0)	$(66.9)	$(43.6)
Less: reclassification adjustment for gains (losses)
and other items included in Net (loss) income(2)	(750.3)	(48.9)	(32.9)
Net change in unrealized capital gains (losses) on securities	$(441.7)	$(18.0)	$(10.7)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(1,714.8), $(102.9), and $(95.4), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)

Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were and $(1,079.4), $(75.2), and $(72.0), for the years ended December 31, 2008, 2007, and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

15.	Changes to Prior Years Presentation

Consolidated Statements of Operations Presentational Changes

During 2008, certain changes were made to the Consolidated Statements of Operations for the year ended 2007 to more accurately reflect the correct balances, primarily related to surrenders on market value adjusted contracts. As the Company has determined these changes to be immaterial, the Consolidated Statements of Operations for the year ended December 31, 2007, has not been labeled as restated. The following table summarizes the adjustments:

	Previously
	Reported	Reclassification	Adjusted
2007
Fee income	$789.3	$(19.4)	$769.9
Net realized capital gains (losses)	(8.2)	(19.4)	(27.6)
Other income	0.9	19.4	20.3
Total revenue	2,451.9	(19.4)	2,432.5
Interest credited and other benefits to contractowners	822.2	(19.4)	802.8
Total benefits and expenses	2,177.5	(19.4)	2,158.1

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

	First
2008	(Restated)*	Second	Third	Fourth
Total revenue	$560.4	$538.4	$469.3	$166.1
Income (loss) before income taxes	(98.4)	25.1	(391.3)	(673.9)
Income tax expense (benefit)	(53.8)	1.9	(25.1)	(31.3)
Net income	$(44.6)	$23.2	$(366.2)	$(642.6)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$657.1
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

*The Company has restated its previously issued unaudited interim financial statements for the three months ended March 31, 2008 due to an error in the calculation of the fair value of the reserves for product guarantees for annuity contracts containing guaranteed credited rates. The effect of the restatement on these prior period interim financial statements for the three months ended March 31, 2008 was to increase the net loss by $18.9.

Form No. SAI.01107-09	ILIAC Ed. May 2009

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

	(1)	Included in Part A:

Condensed Financial Information

	(2)	Included in Part B:

Financial Statements of Variable Annuity Account C:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the year ended December 31, 2008

Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007

Notes to Financial Statements

Consolidated Financial Statements of ING Life Insurance and Annuity Company:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006

Consolidated Balance Sheets as of December 31, 2008 and 2007

Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006

Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006

Notes to Consolidated Financial Statements

(b)	Exhibits

	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.

033-75986), as filed on April 22, 1996.

	(2)	Not applicable

(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.

(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.8)	Endorsement E-AFT-M(08/03) to Contract G-CDA(12/99) and Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on July 28,
2004.
(4.9)	Appendix A (Variable Provisions in Group Annuity Contract
G-CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to Post-
Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 14, 2004.
(4.10)	Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) ·
Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.11)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.12)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.13)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.

(4.14)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.15)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.16)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.17)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.18)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.19)	Variable Annuity Contract (G-CDA-IA(RP)) · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.
(4.20)	Variable Annuity Contract Certificate (GTCC-IA(RP)) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.21)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 12, 1996.
(4.22)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.23)	Variable Annuity Contract Certificate (GTCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75980), as filed on February 12, 1997.
(4.24)	Variable Annuity Contract Certificate (GDCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.25)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on April 22, 1996.
(4.26)	Variable Annuity Contract Certificate (GTCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.27)	Variable Annuity Contract Certificate (GDCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.

(4.28)	Variable Annuity Contract (GID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.29)	Variable Annuity Contract (GLID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.30)	Variable Annuity Contract (GSD-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.31)	Variable Annuity Contract (G-CDA-HD(XC)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.32)	Variable Annuity Contract Certificate (GDCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.33)	Variable Annuity Contract Certificate (GDCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.34)	Variable Annuity Contract Certificate (GTCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.35)	Variable Annuity Contract Certificate (GTCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.36)	Variable Annuity Contract Certificate (GTCC-96(ORP)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.37)	Variable Annuity Contract (G-CDA-96(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.38)	Variable Annuity Contract Certificate (GTCC-96(TORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.40)	Variable Annuity Contract Certificate (GTCC-IB(AORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(4.41)	Variable Annuity Contract (GST-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.

(4.42)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.43)	Variable Annuity Contract (G-CDA-IB(ATORP)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-91846), as filed on April 15, 1996.
(4.44)	Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate
(GTCC-95(TORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.45)	Variable Annuity Contract (G-CDA-IB(AORP)) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on April 15, 1996.
(4.46)	Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate
(GTCC-95(ORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.47)	Variable Annuity Contract (G-CDA-96(TORP)) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on August 6, 1996.
(4.48)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.49)	Variable Annuity Contract (GIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.50)	Variable Annuity Contract (GLIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.51)	Variable Annuity Contract (I-CDA-98(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.52)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.53)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.54)	Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-91846), as filed on August 6, 1996.

(4.55)	Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 10 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on July 22, 1998.
(4.56)	Endorsement (E1OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.57)	Endorsement (E2OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.58)	Endorsement (E1FXPL97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.59)	Endorsement (E1FXPY97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.60)	Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.61)	Endorsement (EINRP97) to Contract A001RP95 · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.62)	Endorsement (EINRV97) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 033-75964), as filed on July 29, 1997.
(4.64)	Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 7, 1998.
(4.65)	Endorsement (EINRV98) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.66)	Endorsement (EINRP98) to Contract A001RP95 · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.67)	Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-75986), as filed on April 12, 1996.

(4.68)	Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30,
1996.
(4.69)	Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-
CDA-IA(RP) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11,
1997.
(4.70)	Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.71)	Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and
A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.72)	Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate
GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15,
1998.
(4.73)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO, and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on July 29, 1997.
(4.74)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-
4 (File No. 033-75982), as filed on April 13, 1998.
(4.75)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
GID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as
filed on April 13, 1998.
(4.76)	Endorsement (E3KSDC96) to Variable Annuity Contract
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 033-88720), as filed on April 22,
1996.
(4.77)	Endorsement (EMETHO96) to Variable Annuity Contract
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.78)	Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF · Incorporated
by reference to Post-Effective Amendment No. 3 to Registration Statement on Form
N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.79)	Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.
(4.80)	Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-
CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.81)	Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract
IA-CDA-IA · Incorporated by reference to Post Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30,
1996.
(4.82)	Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.83)	Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-
CDA-HO · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11,
1997.
(4.84)	Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO,
GLIT-CDA-HO and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on April 11, 1997.
(4.85)	Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.86)	Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP),
G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and
Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
GDCC-HD(XC) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
(4.87)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.88)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.

(4.89)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.90)	Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on August 29, 2002.
(4.91)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.92)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.93)	Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.94)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.95)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.96)	Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 45 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2007.
(4.97)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.

(4.98)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.
(4.99)	Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95,
A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-
96(ORP), C-CDA(12/99), A007RC95 and A027RV95 · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.100)	Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.101)	Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.102)	Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.103)	Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.104)	Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-HO
· Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.105)	Variable Annuity Contract Schedule I (A001RP95(1/98)) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on July 29, 1997.
(4.106)	Variable Annuity Contract Schedule I (A020RV95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-
4 (File No. 033-75964), as filed on July 29, 1997.
(4.107)	Roth Endorsement – E-R403B-05 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.108)	Roth Endorsement - E-R401K-06 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.109)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-HF
· Incorporated by reference to Post-Effective Amendment No. 45 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.110)	Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 16, 2007.
(4.111)	Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA (12/99) ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(4.112)	Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA,
GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-
CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY)
(4.113)	Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA,
GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-
CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY)
(5.1)	Variable Annuity Contract Application (300-MOP-02(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 10, 2002.
(5.2)	Variable Annuity Contract Application (710.00.16H(11/97)) · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1
(File No. 033-60477), as filed on April 15, 1996.
(5.3)	Variable Annuity Contract Application (710.00.16H(NY)(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 10, 2002.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Registration Statement on Form N-4 (File

No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.
(8.4)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2001.
(8.5)	First Amendment dated November 17, 2000 to Fund Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance
and Annuity Company · Incorporated by reference to Post-Effective Amendment No.
24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2001.
(8.6)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and
Annuity Company and Aetna Investment Services, LLC · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 13, 2004.
(8.7)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.8)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.10)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.11)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May
1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.13)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.14)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.

(8.15)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.16)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.17)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.18)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.19)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.20)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among
ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.),
ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 48 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.22)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.23)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.24)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.25)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
2009.
(8.26)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.27)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.28)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.

(8.29)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.30)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.31)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.32)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.33)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company · Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November
21, 2006.
(8.34)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among American Funds Distributors, Inc., American Funds Service Company, ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company and
ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.

(8.35)	(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1,
2006, by and among American Funds Distributors, Inc., American Funds Service
Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 15, 2008.
(8.36)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 18,
2008.
(8.37)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment
No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 9, 2009.
(8.38)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.39)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.40)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.41)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,

2007.
(8.42)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between
Federated Services Company, Federated Securities Corp., Wachovia Bank, N.A. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.43)	(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated
Administrative Services for The Wachovia Funds and The Wachovia Municipal
Funds and Aetna Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.44)	(Retail) First Amendment dated August 15, 2000 to the Shareholder Services
Agreement by and among Aetna Investment Services, Inc. and Federated
Administrative Services · Incorporated by reference to Post-Effective Amendment
No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 13, 2000.
(8.45)	Rule 22c-2 Agreement dated April 16, 2007 and effective October 16, 2007 among
Evergreen Service Company, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.46)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(8.47)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.
(8.48)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994, February 1,
1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna
Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 9, 1998.

(8.49)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.50)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(8.51)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May
1, 1998 between ING Life Insurance and Annuity Company (formerly known as
Aetna Life Insurance and Annuity Company), Variable Insurance Products Fund and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.52)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II
and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(8.53)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation
· Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.
(8.54)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form S-6 (File No. 033-75248), as filed on
February 24, 1998.

(8.55)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II
and Fidelity Distributors Corporation · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.56)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(8.57)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund II and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.58)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.59)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.60)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.61)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.

(8.62)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.63)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.64)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.
(8.65)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007.
(8.66)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006
(8.67)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.68)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.69)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.70)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.71)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.72)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.73)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.74)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.

(8.75)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.76)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.77)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-134760), as filed on June 6, 2006.
(8.78)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.79)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.80)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service
Class Shares) dated November 27, 2001, as amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.81)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and
May 1, 2003 · Incorporated by reference to Initial Registration Statement on Form
N-4 (File No.333-134760), as filed on June 6, 2006.

(8.82)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003 and November 1, 2004 · Incorporated by reference to Post Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as
filed on April 11, 2006.
(8.83)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002,
May 1, 2003, November 1, 2004 and April 29, 2005· Incorporated by reference to
Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June 6,
2006.
(8.84)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as
filed on June 6, 2006.
(8.85)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.86)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.87)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.

(8.88)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.89)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.90)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.91)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and
Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series
· Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

(8.92)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.93)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.94)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.95)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.

(8.96)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.97)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.98)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.99)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.100)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.101)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as
filed on April 8, 2008.
(8.102)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.103)	Fund Participation Agreement effective December 8, 1997 among Janus Aspen
Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.
(8.104)	Amendment dated October 12, 1998 to Fund Participation Agreement dated
December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity
Company and Janus Capital Corporation · Incorporated by reference to Post-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on December 14, 1998.

(8.105)	Second Amendment dated December 1, 1999 to Fund Participation Agreement dated
December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series,
Aetna Life Insurance and Annuity Company and Janus Capital Corporation ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.106)	Amendment dated as of August 1, 2000 to Fund Participation Agreement dated
December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among
Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital
Corporation · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14,
2000.
(8.107)	Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.108)	Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-
75992), as filed on December 31, 1997.
(8.109)	First Amendment dated August 1, 2000 to Service Agreement dated December 8,
1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14,
2000.
(8.110)	Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen
Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 14, 2000.
(8.111)	Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.

(8.112)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management
LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Security Life of Denver Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 46 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15,
2008.
(8.113)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital
Management Corporation · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.114)	Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.115)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.116)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.117)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2008.

(8.118)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.119)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to
Selling and Services Agreement dated April 30, 2001 between Aetna Investment
Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles
Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.120)	First Amendment dated March 13, 2009 to the to Selling and Services Agreement
dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna
Investment Services, LLC), ING Instititutional Plan Services, LLP, ING Life
Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management
Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P.
(Loomis Sayles) • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
2009.
(8.121)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.122)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.
(8.123)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.

(8.124)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.125)	Selling and Services Agreement and Fund Participation Agreement dated May 30,
2008 between ING Life Insurance and Annuity Company and Morgan Stanley
Institutional Fund, Inc. · Incorporated by reference to Post-Effective Amendment
No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
August 18, 2008.
(8.126)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Morgan Stanley Distribution, Inc, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 53 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.
(8.127)	(Retail) Administrative Service Agreement dated May 25, 1994 between Aetna Life
Insurance and Annuity Company and Neuberger & Berman Management
Incorporated · Incorporated by reference to Post-Effective Amendment No. 44 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 20,
2006.
(8.128)	First Amendment to the Administrative Service Agreement dated as of March 1,
1995 between Aetna Life Insurance and Annuity Company and Neuberger & Berman
Management Incorporated · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.129)	Second Amendment to the Administrative Service Agreement dated as of January 3,
1996 between Aetna Life Insurance and Annuity Company and Neuberger & Berman
Management Incorporated · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.130)	Addendum to Agreements(s) dated October 1, 2001 between Aetna Life Insurance and Annuity Company and Neuberger & Berman Management Incorporated ·
Incorporated by reference to Post-Effective Amendment No. 44 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 20, 2006.

(8.131)	(Retail) Fourth Amendment dated September 17, 2007 to the Administrative Service
Agreement dated as of March 1, 1995 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Neuberger &
Berman Management Incorporated · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2008.
(8.132)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.„· Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.133)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.
(8.134)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity
Account Funds and OppenheimerFunds, Inc. dated March 11, 1997· Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(8.135)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended
December 1, 1999 · Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 11,
2007.
(8.136)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.137)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.

(8.138)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.139)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.140)	First Amendment dated June 30, 2008 to Fund Participation Agreement dated as of
August 8, 2000 by and between Pax World Funds Series Trust I (formerly PAX
World Balanced Fund, Inc.) and ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company) · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on August 18, 2008.
(8.141)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between
PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 23 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.142)	Rule 22c-2 Agreement dated April 5, 2007 and is effective October 16, 2007 between
PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.
(8.143)	Fund Participation Agreement dated May 1, 2007 by and among ING Life Insurance and Annuity Company, Premier VIT and Allianz Global Investors Distributors LLC ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.144)	Administrative Services Agreement dated May 1, 2007 between OpCap Advisors,
LLC and ING Life Insurance and Annuity Company and its affiliates · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form
N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.145)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.146)	First Amendment dated as of August 15, 2007 to Participation Agreement by and
between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.147)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No.
38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005.
(8.148)	First Amendment dated as of August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on May 23, 2008.
(8.149)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.150)	First Amendment dated as of August 15, 2007 to Services Agreement between
Pacific Investment Management Company LLC ("PIMCO"), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.151)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860) as filed on April 15, 2009.
(8.152)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860) as filed on April 15, 2009.
(8.153)	(Retail) Second Amendment entered into as of July 1, 2005 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 and amended on December 31, 2003
· Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement
on Form N-4 (File No. 333-109860) as filed on April 15, 2009.

(8.154)	(Retail) Third Amendment entered into as of October 1, 2008 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC, ING USA Annuity and Life
Insurance Company and Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) dated as of March 11, 2003 and amended on
December 31, 2003 and July 1, 2005 · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.
(8.155)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.156)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.157)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001
· Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.158)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 46 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15,
2008.
(8.159)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(8.160)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
December 29, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource
Service Corporation • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.161)	(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial
Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.162)	(Retail) Second Amendment dated January 1, 2009 by and among ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC, RiverSource Service Corporation and RiverSource
Distributors, Inc., • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9,
2009.
(8.163)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.164)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.165)	First Amendment dated April 1, 2008 to Selling and Services and Fund Participation
Agreement effective as of September 26, 2005 by and among ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and Columbia Management
Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on December
15, 2008.
(8.166)	Second Amendment dated February 18, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, Columbia Management Distributors, Inc. and Columbia Management Services,
Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 9, 2009.

(8.167)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.168)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.169)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.170)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.171)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.172)	(Retail) Amendment dated November 21, 2000 to Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.173)	(Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder
Services Agreement effective as of August 28, 2000 among Franklin Templeton
Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 16, 2004.

(8.174)	(Retail) Third Amendment effective as of May 1, 2004 to Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on February 1,
2002 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor
Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Pre-Effective Amendment No. 40 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 24, 2005.
(8.175)	(Retail) Rule 22c-2 Shareholder Information Agreement entered into as of April 16,
2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Brian D. Comer[1]	Senior Vice President
Daniel H. Hanlon[1]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[3]	Vice President

M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President

Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
James B. Kauffmann[3]	Vice President, Investments
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gilbert E. Mathis[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President

Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary

Edward Attarian[5]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095.

2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post Effective Amendment No. 26 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
as filed with the Securities and Exchange Commission on April 7, 2009 (File Nos. 033-57244,
811-04208).

Item 27. Number of Contract Owners

As of February 27, 2009, there were 639,661 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor.
Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V.,
maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

a) In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
Randall L. Ciccati[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President

J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President

Michael J. Pise[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman	Assistant Vice President
Libby J. Soong[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[4]	Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$43,901,529.15
Advisers, LLC

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2008.

Item 30. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)

during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company’s long- term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 15th day of April, 2009.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Richard T. Mason*
Richard T. Mason
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 55 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Richard T. Mason*	President	)
Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April 15,
Thomas J. McInerney		) 2009
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.4.113	Endorsement E-403bR-09 to Contracts A020RV95, G-
CDA(12/99), G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-
HD, G-CDA-HD(XC), GST-CDA-HO, I-CDA-HD, G-CDA-
IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO,
GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95,
C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF,
GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP),
	GTCC-IB(ATORP), GTCC-95(TORP) and C-CDA-01(NY)	_________________

99-B.4.114	Endorsement E-403bTERM-08 to Contracts A020RV95, G-
CDA(12/99), G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-
HD, G-CDA-HD(XC), GST-CDA-HO, I-CDA-HD, G-CDA-
IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO,
GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95,
C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF,
GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP),
	GTCC-IB(ATORP), GTCC-95(TORP) and C-CDA-01(NY)	_________________

Exhibit No.	Exhibit

99-B.9	Opinion and Consent of Counsel	_________________

99-B.10	Consent of Independent Registered Public Accounting Firm	_________________

99-B.13.1	Powers of Attorney	_________________